UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02687
Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2015 – October 31, 2016
Item 1: Reports to Shareholders

Vanguard

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Annual Report | October 31, 2016

Vanguard Municipal Bond Funds
Vanguard Short-Term Tax-Exempt Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard High-Yield Tax-Exempt Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new “Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed “Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents

Your Fund’s Performance at a Glance	1
Chairman’s Perspective	3
Advisor’s Report	5
Short-Term Tax-Exempt Fund	7
Limited-Term Tax-Exempt Fund	50
Intermediate-Term Tax-Exempt Fund	124
Long-Term Tax-Exempt Fund	233
High-Yield Tax-Exempt Fund	269
About Your Fund’s Expenses	311
Glossary	313

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2016, the returns for the five tax-exempt bond funds discussed in this report ranged from 0.64% for Investor Shares of the Short-Term Fund to 6.26% for Admiral Shares of the High-Yield Fund. All five funds outpaced their benchmark indexes and peer groups.

• With investors continuing to reach for yield through much of the fiscal year, the funds added value by having higher weightings than their benchmarks in municipal securities rated A and BBB and in sectors where credit spreads tend to be wider.

• Security selection and an overweight allocation to premium callable bonds were positives for the funds. Overweighting securities at the long end of the yield curve in the longer funds also worked out well.

• For the decade ended October 31, 2016, the funds’ returns ranged from close to 2% to almost 5%. The funds’ returns were higher than their peer-group averages but mixed compared with results for their benchmark indexes.

Total Returns: Fiscal Year Ended October 31, 2016
	30-Day	Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield[1]	Returns	Returns	Returns
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	0.88%	1.55%	0.83%	-0.19%	0.64%
Admiral ™ Shares[2]	1.00	1.77	0.93	-0.19	0.74
Bloomberg Barclays 1 Year Municipal Bond Index					0.40
1–2 Year Municipal Funds Average[3]					0.25

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	1.08%	1.91%	1.49%	-0.18%	1.31%
Admiral Shares [2]	1.20	2.12	1.59	-0.18	1.41
Bloomberg Barclays 1–5 Year Municipal Bond Index					1.09
1–5 Year Municipal Funds Average[3]					0.94

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	1.50%	2.65%	2.78%	0.85%	3.63%
Admiral Shares [2]	1.62	2.86	2.88	0.85	3.73
Bloomberg Barclays 1–15 Year Municipal Bond Index					3.10
Intermediate Municipal Funds Average[3]					3.32

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	1.99%	3.52%	3.62%	1.77%	5.39%
Admiral Shares [2]	2.11	3.73	3.73	1.77	5.50
Bloomberg Barclays Municipal Bond Index					4.06
General & Insured Municipal Debt Funds Average[3]					4.34

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	2.49%	4.40%	3.74%	2.41%	6.15%
Admiral Shares [2]	2.61	4.61	3.85	2.41	6.26
Bloomberg Barclays Municipal Bond Index					4.06
General & Insured Municipal Debt Funds Average[3]					4.34

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.
3 Derived from data provided by Lipper, a Thomson Reuters Company.

Total Returns: Ten Years Ended October 31, 2016
Average Annual
Return
Short-Term Tax-Exempt Fund Investor Shares	1.72%
Bloomberg Barclays 1 Year Municipal Bond Index	1.89
1–2 Year Municipal Funds Average[1]	0.46

Limited-Term Tax-Exempt Fund Investor Shares	2.55%
Bloomberg Barclays 1–5 Year Municipal Bond Index	3.02
1–5 Year Municipal Funds Average[1]	1.89

Intermediate-Term Tax-Exempt Fund Investor Shares	4.20%
Bloomberg Barclays 1–15 Year Municipal Bond Index	4.28
Intermediate Municipal Funds Average[1]	3.55

Long-Term Tax-Exempt Fund Investor Shares	4.67%
Bloomberg Barclays Municipal Bond Index	4.57
General & Insured Municipal Debt Funds Average[1]	3.92

High-Yield Tax-Exempt Fund Investor Shares	4.85%
Bloomberg Barclays Municipal Bond Index	4.57
General & Insured Municipal Debt Funds Average[1]	3.92
1 Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Short-Term Tax-Exempt Fund	0.20%	0.12%	0.60%
Limited-Term Tax-Exempt Fund	0.20	0.12	0.69
Intermediate-Term Tax-Exempt Fund	0.20	0.12	0.82
Long-Term Tax-Exempt Fund	0.20	0.12	0.94
High-Yield Tax-Exempt Fund	0.20	0.12	0.94

1 The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2016, the funds’ expense ratios were: for the Short-Term Tax-Exempt Fund, 0.19% for Investor Shares
and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the
Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.19%
for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for
Admiral Shares.
2 Peer groups are: for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year
Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund and
High-Yield Tax-Exempt Fund, General & Insured Municipal Debt Funds. Peer-group values are derived from data provided by Lipper, a
Thomson Reuters Company, and capture information through year-end 2015.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

Over the three years ended August 31, 2016, investors poured more than $1 trillion into index funds. Indexing now accounts for nearly a third of all mutual fund assets—more than double what it did a decade ago and eight times its share two decades ago.1

By contrast, active management’s commercial struggles have reflected its disappointing investment performance. Over the decade ended December 31, 2015, 82% of actively managed stock funds and 81% of active bond funds have either underperformed their benchmarks or shut down.

This subpar performance has fueled the explosion of asset growth in indexing among individual, retirement, and nonprofit investors. So what might the trend mean for the future of actively managed funds?

Our research and experience indicate that active management can survive—and even succeed—but only if it’s offered at much lower expense.

High costs, which limit a manager’s ability to deliver benchmark-beating returns to clients, are the biggest reason why active has lagged. Industrywide as of December 31, 2015, the average expense ratio for all active stock funds is 1.14%, compared with 0.76% for stock index funds. And the expense advantage is even wider for bonds; the average expense ratio for an active bond fund is 0.93%, compared with 0.43% for bond index funds.

But even these big differences understate the real gap. These days, it’s not hard to find an index fund that charges maybe 0.05% or 0.10%. So even if you have identified active managers who are skilled at selecting stocks and bonds, to match the return of a comparable (much cheaper) index fund would require significant outperformance. Think about it. Any fund that charges 1.00% in expenses—not even the high end of the range—will find it extraordinarily difficult to overcome the index fund’s head start.

Active management also has taken a hit from a regulatory environment that has been favorable to low-cost strategies. The U.S. Department of Labor several

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.26%	8.48%	13.51%
Russell 2000 Index (Small-caps)	4.11	4.12	11.51
Russell 3000 Index (Broad U.S. market)	4.24	8.13	13.35
FTSE All-World ex US Index (International)	0.64	-0.94	4.09

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	4.37%	3.48%	2.90%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.06	4.89	4.34
Citigroup Three-Month U.S. Treasury Bill Index	0.22	0.07	0.07

CPI
Consumer Price Index	1.64%	1.15%	1.32%

1 Sources: Wall Street Journal; Morningstar, Inc.; and Investment Company Institute, 2016.

years ago mandated greater disclosure of retirement plan fees. And its new fiduciary rule, which is set to take effect in April, requires financial advisors to demonstrate that their recommendations are aligned with their clients’ best interest. Both changes encourage the use of lower-cost investments, including index funds.

The future of active management

In light of all this, people have been asking me whether active management is “dead.” My response is both yes and no. High-cost active management is dead, and rightly so It has never been a winning proposition for investors. Low-cost active funds, though, can potentially play an important role for investors who seek to outperform the market.

Paying less for your funds is the only sure-fire way to improve your odds of achieving success in active management. But even if you have found an active manager with low costs, the odds of outperforming the market are still long. You have to be able to identify talented stock and bond portfolio managers with long time horizons and clear investment strategies. Look for managers with consistent track records and the discipline to stick closely to their investment strategy.

Know what you own and why

Despite the well-deserved reputation of indexing and the challenges for active managers, there’s still a place for traditional active strategies that are low-cost, diversified, and highly disciplined, and are run by talented managers who focus on the long term.

Vanguard has always applied these principles to our active strategies, and investors have benefited as a majority of our active funds outperformed their benchmarks and bested their peers’ average annual return over the ten years ended September 30, 2016.

But it’s crucial for investors to be patient. Even active managers with the best track records frequently underperform their benchmarks when their investment styles are out of favor. Such periods, though temporary, can persist. So it’s important when entrusting your assets to an active strategy to be in it for the long haul.

Make sure you know what you’re buying and what the risks are. Active strategies are becoming more complex, so it’s important to clearly understand what the investments in your portfolio are designed to accomplish and why you want to hold them. Otherwise, you run the risk of selecting strategies that don’t fit your needs or objectives.

Keeping these considerations in mind can potentially boost your chances of success in identifying active strategies that may be able to help you reach your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2016

Worried about the election’s impact on your portfolio?

The 2016 presidential election season was one of the most intense and unpredictable in U.S. history. In its aftermath, investors may be left with lingering questions about what the outcome will mean for their portfolios. The answer, based on Vanguard research into decades of historical data, is that presidential elections typically have no long-term effect on market performance.

These findings hold true regardless of the market’s initial reaction. Whether there’s a swoon or bounce immediately after an election, investors shouldn’t extrapolate that performance to the long term.

As you can see in the accompanying chart, data going back to 1853 show that stock market returns are virtually identical no matter which party controls the White House. Although headlines out of Washington at any given time may still cause concern, investors shouldn’t overreact to short-term events. Instead, it’s best to maintain a balanced and diversified portfolio and stay focused on your long-term goals.

Average annual stock market returns based on party control of the White House (1853–2015)

Advisor’s Report

For the 12 months ended October 31, 2016, Vanguard’s five national tax-exempt bond funds posted returns that ranged from 0.64% for the Investor Shares of Vanguard Short-Term Tax-Exempt Fund to 6.26% for the Admiral Shares of Vanguard High-Yield Tax-Exempt Fund. All of the funds outpaced their benchmark indexes and peer groups.

With the municipal yield curve flattening, the 30-day SEC yields for Vanguard Short-Term Tax-Exempt Fund and Limited-Term Tax-Exempt Fund rose, while those of Vanguard Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, and High-Yield Tax-Exempt Fund fell.

Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, only the High-Yield Fund owned such securities.

The investment environment

The period began and ended with investors speculating about when, and by how much, the Federal Reserve would raise short-term interest rates.

In December, for the first time in a decade, the Fed increased the target range for the federal funds rate, bumping it to 0.25%–0.50% from near zero. The Fed cited an improving labor market and its confidence that inflation would rise to its 2% objective. Investors interpreted the increase as a signal that the U.S. economy was on sturdy footing and that monetary policy was normalizing, although rates remained below historical standards. Market expectations were for future hikes to be gradual, with four likely to come in the next year.

Those expectations were dampened in early 2016 as steep declines in commodity prices and unanticipated sluggish global economic growth, especially in China, triggered a move toward less risky assets. In subsequent meetings, the Fed seemed less inclined to raise rates as it became unclear whether inflation and employment targets would be realized, which seemed less likely when the United Kingdom voted in June to leave the European Union. The voting results sparked uncertainty in global financial markets, but by the end of the summer the initial impact was mostly retraced as better economic data led to shifting sentiments at key central banks. Investors were soon anticipating that the next hike would come at the Fed’s December meeting.

That anticipation was bolstered partly by third-quarter GDP. The U.S. economy posted weak results in the early part of your fund’s fiscal year. A strong dollar and soft global economic and financial conditions were likely behind the slow growth. The economy showed a little more steam in the third quarter of 2016, growing 2.9% amid a surge in exports, an uptick in inventory investment, and more government spending. We expect growth to moderate around 2% over the near term.

Employment gains were a bright spot, with payrolls increasing by an average of around 203,000 per month over the trailing 12 months. The unemployment rate dipped as low as 4.7%; at the end of the period it stood at 4.9%. The participation rate, which reflects the percentage of the population working or seeking work, was little changed over the period. Strong employment gains were coupled with a slight increase in wages. That and a rebound in commodity prices could be spurring a rise in inflation, which is nearing the Fed’s 2% objective.

Municipal bond issuance climbed to record monthly levels in the fall as issuers took advantage of low rates before any future rate hikes. Supply was met by strong demand through most of the period. Municipal bond funds saw 54 consecutive weeks of inflows through mid-October as investors looked to improve on low or even negative global bond yields by buying high-quality U.S. bonds.

Although there were some notable pockets of credit weakness, they didn’t spill over to the broader municipal market during the period. Puerto Rico defaulted on bond payments after Congress passed a bill at the end of June to put in place a federal control board to restructure the commonwealth’s debt. That process is likely to unfold slowly and generate more news headlines. The finances of Illinois and Chicago remained strained as well because of structural deficits and pension funding shortfalls.

Management of the funds

We maintained a modestly overweight allocation to the longer end of the yield curve in the longer-dated funds. That added value as the municipal bond yield curve flattened over the period. The yield of the AAA-rated 2-year generic general obligation bond increased 31 basis points to 0.85%, while the yield of the comparable

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	October 31,	October 31,
Maturity	2015	2016
2 years	0.54%	0.85%
5 years	1.17	1.14
10 years	2.04	1.74
30 years	3.07	2.56
Source: Vanguard.

10-year bond fell 30 basis points to 1.74%, and those of longer-dated bonds fell even more than that.

Being overweighted in A-rated and BBB-rated bonds, which are at the lower end of the investment-grade spectrum, was another positive as investors continued to reach for yield.

Security selection remained a strength for the funds. Our holdings of premium callable bonds performed well. Because these bonds may be redeemed before maturity, exposing investors to reinvestment risk, they offer attractive yields and favorable total return potential across many interest rate scenarios.

Favoring sectors that tend to offer wider credit spreads also played out well. They included hospital, university, corporate-backed, and project finance bonds in the Intermediate-Term and Long-Term Funds. Those segments were also significant contributors to the High-Yield Fund’s return, as were airport/port and transportation bonds.

In all but the High-Yield Fund, our exposure to Puerto Rico debt as of October 31 was either to bonds insured by third parties or to prerefunded bonds backed by high-quality assets in escrow until maturity.

The outlook

We expect the Fed to raise rates gradually, compared with prior periods of economic recovery. The pace of future rate hikes is likely to depend on future economic growth (which we expect to be modest) and inflation (which we expect to remain tame).

The dollar will likely remain strong as long as central banks such as the Bank of Japan and the European Central Bank continue to maintain the accommodative monetary stances that have produced negative interest rates in those regions.

Of course, market conditions could change, especially given the results of the U.S. presidential election and the possibility that job growth and inflation could exceed expectations. But we are confident that our team of experienced managers, analysts, and traders can handle whatever the market brings and find opportunities that will produce competitive returns.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

Marlin G. Brown, Portfolio Manager

James M. D’Arcy, CFA, Portfolio Manager

Mathew M. Kiselak, Principal,
Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

November 17, 2016

Short-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWSTX	VWSUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	0.88%	1.00%

Financial Attributes
		Bloomberg
		Barclays	Bloomberg
		1 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	1,901	4,352	49,796
Yield to Maturity
(before expenses)	1.0%	1.0%	2.0%
Average Coupon	3.0%	4.9%	4.8%
Average Duration	1.2 years	1.4 years	5.9 years
Average Stated
Maturity	1.4 years	1.5 years	12.9 years
Short-Term Reserves	13.4%	—	—

Largest Area Concentrations[2]
New York	15.9%
Texas	14.6
California	9.9
Pennsylvania	5.3
Massachusetts	4.4
New Jersey	4.2
Illinois	3.7
Florida	3.7
Connecticut	3.5
Maryland	3.3
Top Ten	68.5%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.63	0.38
Beta	0.85	0.10

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)
Under 6 Months	30.2%
6 Months–1 Year	12.3
1–2 Years	25.5
2–3 Years	19.1
3–4 Years	11.7
4–5 Years	1.0
Over 5 Years	0.2

Distribution by Credit Quality (% of portfolio)
AAA	21.8%
AA	58.3
A	13.7
BBB	3.6
BB	0.3
B or lower	0.1
Not Rated	2.2

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2006–October 31, 2016

Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2016		of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Investor Shares	0.64%	0.72%	1.72%	$11,861
Bloomberg Barclays 1 Year Municipal
Bond Index	0.40	0.72	1.89	12,061
1–2 Year Municipal Funds Average[1]	0.25	0.44	0.46	10,469
Bloomberg Barclays Municipal Bond Index	4.06	4.34	4.57	15,637

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Short-Term Tax-Exempt Fund Admiral Shares	0.74%	0.80%	1.80%	$59,782
Bloomberg Barclays 1 Year Municipal Bond Index	0.40	0.72	1.89	60,306
Bloomberg Barclays Municipal Bond Index	4.06	4.34	4.57	78,184

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2006–October 31, 2016
				Bloomberg
				Barclays
				1 Year
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2007	3.44%	0.26%	3.70%	3.82%
2008	3.30	0.38	3.68	4.22
2009	2.31	1.28	3.59	4.40
2010	1.38	0.44	1.82	1.81
2011	1.23	-0.31	0.92	1.18
2012	1.08	0.19	1.27	1.01
2013	0.89	-0.38	0.51	0.74
2014	0.72	-0.06	0.66	0.72
2015	0.70	-0.19	0.51	0.76
2016	0.83	-0.19	0.64	0.40

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	0.73%	0.70%	1.60%	0.15%	1.75%
Admiral Shares	2/12/2001	0.83	0.78	1.68	0.15	1.83

Short-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
Alabama (0.8%)
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	4.100%	11/3/16	31,500	31,506
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.660%	11/7/16	12,755	12,755
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT	0.875%	11/15/16	24,945	24,945
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT	0.875%	12/1/16	9,200	9,199
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT VRDO	0.875%	2/1/17	12,100	12,095
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,676
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,580
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.625%	10/2/18	10,000	10,071
Mobile County AL Board of School Commissioners GO	5.000%	3/1/19	850	927
Mobile County AL Board of School Commissioners GO	5.000%	3/1/20	1,275	1,434
				106,188
Alaska (0.3%)
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	7,505	8,213
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/20	6,900	7,731
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	3,982
North Slope Borough AK GO	4.000%	6/30/17	9,000	9,198
North Slope Borough AK GO	4.000%	6/30/18	1,200	1,258
North Slope Borough AK GO	4.000%	6/30/18	5,340	5,600
				35,982
Arizona (0.9%)
2 Arizona Board Regents University of Arizona System Revenue	4.000%	6/1/18	1,000	1,048
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	4.000%	2/1/17	2,000	2,015
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,047
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.750%	11/7/16	5,000	5,000
3 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.480%	2/5/20	12,500	12,720
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/16	375	376
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	783
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	540
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	1,862
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,606
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	8,297
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/20	2,000	2,278
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18	1,050	1,121
Arizona Transportation Board Highway Revenue	5.000%	7/1/18	4,500	4,808
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,708
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,175
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/17	1,400	1,440
Maricopa County AZ COP	5.000%	7/1/17	15,000	15,420
Maricopa County AZ COP	5.000%	7/1/18	10,000	10,661
2 Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	4.000%	1/1/19	3,000	3,183
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	4,043
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17	4,250	4,372
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/18	2,690	2,825
Phoenix AZ Industrial Development Authority Revenue (Mayo Clinic) VRDO	0.470%	11/1/16	30,000	30,000
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,044
Pima County AZ Tucson Unified School District No. 1 GO	4.000%	7/1/19 (15)	1,355	1,457
Tempe AZ Excise Tax Revenue	5.000%	7/1/19	2,000	2,208
Tucson AZ Water System Revenue	5.000%	7/1/19	2,050	2,264
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/19	1,000	1,094
				129,395

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arkansas (0.2%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	3.000%	12/1/16	7,485	7,499
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	3.000%	2/1/18	1,000	1,022
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	4/1/17	6,980	7,105
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/17	7,155	7,433
Baxter County AR Hospital Revenue	5.000%	9/1/18	1,000	1,064
Baxter County AR Hospital Revenue	5.000%	9/1/19	620	678
Little Rock AR Sewer Revenue	5.000%	10/1/17 (Prere.)	7,500	7,788
				32,589
California (9.9%)
1 Bakersfield CA Wastewater Revenue TOB VRDO	0.850%	11/7/16	5,315	5,315
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.000%	4/3/17	7,250	7,252
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.367%	8/1/17	31,500	31,570
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,059
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,012
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	62,400	62,718
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	8,950	9,073
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,614
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,186
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/17	575	584
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/18	1,000	1,041
3 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.250%	9/1/17	60,175	60,220
3 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	0.930%	12/1/17	32,250	32,171
1 California Department of Water resources Water System Revenue (Central Valley Project)
TOB VRDO	0.660%	11/7/16	11,910	11,910
California GO	5.000%	9/1/17	4,250	4,403
California GO	5.000%	10/1/17	35,000	36,381
California GO	5.000%	4/1/18	10,385	11,002
2 California GO	5.000%	8/1/18	57,715	61,898
California GO	5.000%	2/1/19	825	900
California GO	5.500%	4/1/19	17,830	19,775
California GO	5.000%	9/1/19	29,690	33,052
California GO	5.000%	9/1/19	5,000	5,566
California GO	5.000%	9/1/19	9,005	10,025
California GO	5.000%	9/1/19	38,795	43,188
California GO	5.000%	9/1/20	5,500	6,306
California GO	5.000%	9/1/20	14,105	16,172
3 California GO PUT	1.072%	12/1/17	14,250	14,278
California GO PUT	4.000%	12/1/17	8,350	8,505
3 California GO PUT	1.080%	5/1/18	29,500	29,420
3 California GO PUT	1.202%	12/3/18	7,600	7,641
California GO PUT	3.000%	12/1/19	28,825	30,182
1 California GO TOB VRDO	0.750%	11/7/16	33,860	33,860
1 California GO TOB VRDO	0.810%	11/7/16 LOC	16,755	16,755
1 California GO TOB VRDO	0.810%	11/7/16 LOC	14,960	14,960
1 California GO TOB VRDO	0.830%	11/7/16	15,925	15,925
3 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	2.430%	7/1/17	8,825	8,871
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,007
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,040
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	6,400	6,371
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,400	9,769
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,972
3 California Infrastructure & Economic Development Bank Revenue
(Index-Museum Art Project) PUT	2.124%	8/1/18	20,515	20,889
3 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.910%	4/3/17	3,925	3,921
3 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.910%	4/3/17	22,500	22,478
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/17	1,100	1,111
California Municipal Finance Authority Multifamily Housing Revenue
(Stevenson House Apartments)	0.850%	11/1/17	3,000	2,997
3 California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT	1.130%	4/2/18	14,000	13,946
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/16	1,610	1,610
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.950%	1/3/17	13,000	13,000
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,125
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	8,205	8,410
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	11,333

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,660
	California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/17	5,000	5,096
	California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/18	5,000	5,243
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/16	1,500	1,505
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/17	6,220	6,265
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,710	2,759
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,058
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/19	8,760	9,589
	California State University Systemwide Revenue PUT	3.000%	11/1/19	21,000	21,971
	California Statewide Communities Development Authority Health Facility Revenue
	(Catholic Healthcare West)	0.880%	11/4/16 (4)	30,450	30,450
	California Statewide Communities Development Authority Health Facility Revenue
	(Catholic Healthcare West)	0.890%	11/4/16 (4)	3,075	3,075
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	3.000%	3/1/17	350	353
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	3.000%	3/1/18	375	386
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	4.000%	3/1/19	500	534
1	California Statewide Communities Development Authority Revenue
	(Cottage Health System Obligated Group) TOB VRDO	0.780%	11/7/16	8,555	8,555
3	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	1.580%	5/1/17	1,250	1,252
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,380	6,513
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	7,500	7,656
1	California Statewide Communities Development Authority Revenue (Kaiser Permanente)
	TOB VRDO	0.830%	11/7/16	10,010	10,010
	California Statewide Communities Development Authority Revenue
	(Rady Children’s Hospital - San Diego)	4.000%	8/15/18	1,565	1,649
1	California Statewide Communities Development Authority Revenue
	(St. Joseph Health System) TOB VRDO	0.670%	11/7/16 (4)	17,832	17,832
	California Statewide Communities Development Authority Senior Living Health Facility Revenue
	(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20	1,165	1,166
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19	500	546
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	559
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/17	1,500	1,549
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/18 (15)	2,000	2,147
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/19 (15)	2,080	2,310
	Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,704
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17	565	584
[1,3]	Eaton Vance California Municipal Bond Fund II	1.480%	7/1/19	8,250	8,251
2	El Camino CA Healthcare District GO	4.000%	8/1/18	2,105	2,217
	El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,517
1	Fontana CA Public Financing Authority Tax Allocation Revenue TOB VRDO	0.880%	11/7/16 LOC	9,000	9,000
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18	19,485	19,959
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,594
1	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	0.840%	11/7/16 LOC	9,720	9,720
	Jurupa CA Public Financing Authority Special Tax Revenue	3.500%	9/1/17	425	433
	Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/18	380	399
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/19	610	674
	La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17	575	580
	La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	244
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/18	1,185	1,265
	Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	35,212
	Long Beach CA Unified School District GO	5.000%	8/1/19	2,740	3,042
	Los Angeles CA GO	5.000%	9/1/18	12,900	13,878
	Los Angeles CA Unified School District GO	5.000%	7/1/18	23,335	24,946
	Los Angeles CA Unified School District GO	5.000%	7/1/18	73,395	78,462
	Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	10,509
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	13,639
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/17	3,815	3,944
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,071
3	Metropolitan Water District of Southern California Revenue PUT	0.790%	7/10/17	9,500	9,500
3	Metropolitan Water District of Southern California Revenue PUT	0.790%	7/10/17	5,500	5,500
3	Metropolitan Water District of Southern California Revenue PUT	0.790%	7/10/17	5,000	4,998
3	Metropolitan Water District of Southern California Revenue PUT	1.010%	3/27/18	3,000	3,001
3	Metropolitan Water District of Southern California Revenue PUT	1.010%	3/27/18	10,250	10,253
3	Metropolitan Water District of Southern California Revenue PUT	1.010%	3/27/18	10,750	10,743
3	Metropolitan Water District of Southern California Revenue PUT	1.010%	3/27/18	20,000	19,987

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,086
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,605
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	721
North Orange County CA Community College District GO	4.000%	8/1/19	10,990	11,905
Northern California Gas Authority No. 1 Revenue	1.197%	7/1/19	12,800	12,675
1 Nuveen California AMT-Free Municipal Income Fund VRDP VRDO	1.100%	7/1/18	14,000	14,000
Nuveen Insured California AMT-Free Municipal Income Fund VRDP VRDO	0.720%	11/7/16 LOC	5,000	5,000
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,619
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,660
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,658
Palomar Pomerado Health California Revenue	4.000%	11/1/18	815	848
3 Riverside CA Water Revenue PUT	0.780%	2/1/17	2,000	2,000
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/17	2,000	2,037
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/17	3,705	3,796
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	533
Roseville CA Special Tax Revenue	3.000%	9/1/18	275	283
Roseville CA Special Tax Revenue	4.000%	9/1/19	875	936
1 Sacramento CA Municipal Utility District Revenue TOB VRDO	0.960%	11/7/16	4,985	4,985
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/17	12,025	12,124
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,428
University of California Revenue	5.000%	5/15/18	3,000	3,193
University of California Revenue	5.000%	5/15/18	8,565	9,118
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	2,325	2,345
				1,365,838
Colorado (2.2%)
Adams County CO COP	4.000%	12/1/19	1,250	1,356
Colorado Education Loan Program Revenue	2.000%	6/29/17	79,700	80,343
Colorado Education Loan Program Revenue	5.000%	6/29/17	19,100	19,628
Colorado General Fund Revenue	2.000%	6/27/17	44,050	44,403
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	6,045
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.609%	11/12/20	5,000	4,964
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.609%	11/12/20	7,500	7,445
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.780%	11/7/16	10,000	10,000
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.880%	11/7/16 LOC	11,805	11,805
Colorado Health Facilities Authority Revenue (Christian Living Communities)	1.250%	1/1/17	175	175
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/18	250	257
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/20	500	530
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,002
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.000%	12/1/17	700	713
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,643
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/18	600	630
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	3.000%	6/1/17	500	506
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	3.000%	6/1/18	600	616
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/19	1,000	1,061
Denver CO City & County Airport Revenue	0.850%	11/3/16 (12)	14,600	14,600
Denver CO City & County Airport Revenue	0.880%	11/4/16 (12)	14,700	14,700
Denver CO City & County School District GO	3.000%	12/1/16	13,515	13,542
3 E-470 Public Highway Authority Colorado Revenue PUT	1.810%	8/31/17	7,540	7,528
3 E-470 Public Highway Authority Colorado Revenue PUT	2.380%	9/1/17 (14)	7,000	7,011
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/18	350	367
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,144
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	14,230	14,230
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	11,280	11,280
University of Colorado Hospital Authority Revenue	0.880%	5/30/17	12,500	12,500
University of Colorado Hospital Authority Revenue PUT	0.880%	5/30/17	10,000	10,000
				303,669
Connecticut (3.5%)
Bridgeport CT GO	5.000%	8/15/20 (4)	7,115	8,019
Connecticut GO	5.000%	11/1/16	7,000	7,000
Connecticut GO	0.690%	11/7/16	12,740	12,740
Connecticut GO	0.690%	11/7/16	15,825	15,825
Connecticut GO	0.760%	11/7/16	31,935	31,935
Connecticut GO	5.000%	12/1/16	5,000	5,018
3 Connecticut GO	0.880%	1/1/17	10,210	10,210
3 Connecticut GO	0.940%	3/1/17	3,000	3,000

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Connecticut GO	0.970%	3/1/17	7,415	7,415
3 Connecticut GO	1.310%	4/15/17	4,200	4,200
3 Connecticut GO	1.400%	5/15/17	3,120	3,125
3 Connecticut GO	1.330%	6/15/17	25,000	25,031
3 Connecticut GO	1.330%	6/15/17	35,240	35,284
Connecticut GO	5.000%	7/15/17	5,000	5,148
3 Connecticut GO	1.150%	9/15/17	1,850	1,850
Connecticut GO	4.000%	11/15/17	7,000	7,227
Connecticut GO	4.000%	11/15/17	40,795	42,119
3 Connecticut GO	0.980%	1/1/18	4,905	4,894
3 Connecticut GO	1.510%	4/15/18	2,250	2,253
3 Connecticut GO	1.550%	5/15/18	10,675	10,695
3 Connecticut GO	1.400%	9/15/18	4,000	4,002
Connecticut GO	5.000%	11/15/18	8,540	9,218
3 Connecticut GO	1.730%	5/15/19	5,000	5,028
3 Connecticut GO	1.550%	9/15/19	1,000	1,000
3 Connecticut GO PUT	1.280%	9/15/17	10,215	10,215
3 Connecticut GO PUT	1.980%	3/1/18	17,500	17,501
Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	379
Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	793
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.600%	2/1/17	35,000	34,995
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,021
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.900%	2/1/18	4,000	4,002
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.375%	7/11/18	57,000	57,422
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	17,550	17,509
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	8,450	8,428
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.660%	11/7/16	3,600	3,600
Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,729
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,357
Hartford CT GO	5.000%	7/1/19 (4)	700	762
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,700
New Britain CT BAN	2.000%	3/23/17	12,500	12,559
New Britain CT GO	5.000%	3/1/17 (15)	600	608
New Britain CT GO	5.000%	3/1/19 (15)	1,000	1,086
New Britain CT GO	5.000%	3/1/20 (15)	1,175	1,314
South Central CT Regional Water Authority Water System Revenue	5.000%	8/1/18 (Prere.)	5,000	5,359
				486,575
Delaware (0.2%)
Delaware GO	5.000%	7/1/18	2,000	2,138
Delaware GO	5.000%	2/1/19	1,000	1,091
Delaware GO	5.000%	3/1/19	1,000	1,094
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/18	1,030	1,101
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19	3,500	3,869
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20	785	895
New Castle County DE GO	5.000%	7/15/18	1,770	1,895
1 University of Delaware Revenue TOB VRDO	0.720%	11/7/16	8,670	8,670
				20,753
District of Columbia (0.3%)
3 District of Columbia Income Tax Revenue	0.830%	12/1/16	6,135	6,135
3 District of Columbia Income Tax Revenue	0.930%	12/1/17	11,250	11,251
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/19	500	557
Metropolitan Washington DC Transit Authority Revenue	5.000%	7/1/18	12,500	13,335
Metropolitan Washington DC Transit Authority Revenue	4.000%	7/1/19	8,000	8,389
				39,667
Florida (3.7%)
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/18	425	448
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/19	750	815
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,090
Broward County FL Airport System Revenue	5.000%	10/1/18	700	753
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,137
Broward County FL School Board COP	5.000%	7/1/18	4,415	4,701
Broward County FL School Board COP	5.000%	7/1/19	2,355	2,588
Broward County FL School Board COP	5.000%	7/1/20	5,400	6,105
Broward County FL School District TAN	1.500%	6/15/17	49,000	49,218
Cape Coral FL Special Obligation Revenue	4.000%	10/1/17	1,905	1,959
Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	634
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	54,920
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	5,555	5,799

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/17	6,260	6,415
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18	36,700	38,998
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,362
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.150%	6/21/18	6,000	5,992
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.400%	12/1/17	6,500	6,522
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	6,845	7,294
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	8,135	8,973
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	17,095	18,855
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	13,160	14,948
Florida Municipal Power Agency Revenue	5.000%	10/1/17	700	726
Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	858
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	886
Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,000	6,828
Florida Municipal Power Agency Revenue (Stanton II Project)	4.000%	10/1/17	1,650	1,697
Halifax Hospital Medical Center Florida Hospital Revenue	3.000%	6/1/17	1,000	1,011
Halifax Hospital Medical Center Florida Hospital Revenue	3.000%	6/1/17	1,000	1,012
Halifax Hospital Medical Center Florida Hospital Revenue	4.000%	6/1/18	500	522
Halifax Hospital Medical Center Florida Hospital Revenue	4.000%	6/1/18	2,000	2,089
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	250	273
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	902
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	300	337
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.125%	11/15/16 (Prere.)	2,075	2,074
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/18	2,000	2,098
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,159
Jacksonville FL Electric Authority Electric System Revenue CP	0.950%	11/9/16	27,200	27,200
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/17	1,500	1,544
Jacksonville FL Special Revenue	5.000%	10/1/18	500	538
Jacksonville FL Special Revenue	5.000%	10/1/19	2,200	2,443
Jacksonville FL Special Revenue	5.000%	10/1/20	2,500	2,854
Jacksonville FL Special Revenue	5.000%	10/1/20	760	868
3 Lakeland FL Energy System Revenue	1.380%	10/1/17	10,000	10,004
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,114
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,266
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,128
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,778
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,017
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,179
Miami Beach FL Resort Tax Revenue	4.000%	9/1/17	1,250	1,283
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,789
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,293
1 Miami Beach FL Resort Tax Revenue TOB VRDO	0.680%	11/7/16	4,620	4,620
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/17	400	412
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/18	505	530
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	1.500%	10/1/18	4,500	4,530
1 Miami-Dade County FL Public Facilities Revenue (Jackson Health System) TOB VRDO	0.660%	11/7/16 (12)	10,395	10,395
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,517
1 Miami-Dade County FL School Board COP TOB VRDO	0.710%	11/7/16 (12)	26,000	26,000
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.750%	11/7/16	8,510	8,510
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/18	12,195	13,137
Orlando Utilities Commission Revenue PUT	0.880%	5/30/17	10,510	10,510
Palm Beach County FL Health Facilities Authority Hospital Revenue
(BRRH Corp. Obligated Group)	3.000%	12/1/16	1,000	1,002
Palm Beach County FL Health Facilities Authority Hospital Revenue
(BRRH Corp. Obligated Group)	3.000%	12/1/17	1,000	1,019
Palm Beach County FL Health Facilities Authority Hospital Revenue
(BRRH Corp. Obligated Group)	4.000%	12/1/18	750	790
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/17	2,095	2,143
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	5,047
Palm Beach County FL School District TAN	2.000%	8/31/17	37,315	37,687
Pasco County FL School Board COP	1.150%	11/4/16 (2)	9,100	9,100
Port St. Lucie FL Special Assessment Revenue	1.000%	7/1/17	475	475
Port St. Lucie FL Special Assessment Revenue	1.125%	7/1/18	680	678
Reedy Creek FL Improvement District GO	4.000%	6/1/17	1,760	1,793
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	3,005
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/17	785	814

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	4.000%	1/1/18	400	413
2 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	4.000%	1/1/19	500	527
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,718
South Florida Water Management District COP	5.000%	10/1/19	1,750	1,949
South Florida Water Management District COP	5.000%	10/1/20	2,000	2,293
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.700%	11/7/16	6,350	6,350
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/17	1,000	1,042
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/20	1,600	1,817
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,554
2 Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/17	3,425	3,514
Volusia County FL School Board COP	4.000%	8/1/18 (15)	400	421
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	538
Volusia County FL School Board COP	5.000%	8/1/20 (15)	350	398
				506,544
Georgia (3.2%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/17	2,500	2,518
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/18	3,000	3,146
Atlanta GA Airport Revenue	5.000%	1/1/18	500	524
1 Atlanta GA Airport Revenue TOB VRDO	0.830%	11/7/16 (4)	10,000	10,000
3 Atlanta GA Water & Wastewater Revenue PUT	1.858%	11/1/18	56,750	57,350
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,081
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.375%	4/4/17	2,275	2,279
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,025	10,064
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,295
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.300%	5/3/18	11,500	11,566
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,297
2 Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/18	750	797
2 Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/19	700	769
1 Cobb County GA Development Authority Parking Facilities Lease Revenue
(KSU Central Parking Deck) TOB VRDO	0.660%	11/7/16 LOC	15,075	15,075
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/17	1,500	1,549
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,039
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	519
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	863
Forsyth County GA GO	5.000%	3/1/18	3,580	3,779
2 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/18	625	665
2 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/19	700	769
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/19	500	516
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/20	1,410	1,462
3 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) PUT	1.580%	2/18/20	17,675	17,763
Georgia GO	5.000%	11/1/16	2,400	2,400
Georgia GO	5.000%	7/1/17	5,280	5,432
Georgia GO	5.000%	2/1/18	32,085	33,762
Georgia GO	5.000%	7/1/18	72,620	77,621
Georgia GO	5.000%	7/1/18 (Prere.)	3,350	3,579
Georgia GO	4.000%	1/1/19	1,085	1,157
Georgia GO	5.000%	10/1/19	3,765	4,203
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,825	1,838
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,400	1,467
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,825	1,912
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,554
Glynn County GA School District GO	5.000%	8/1/18	4,000	4,284
Glynn County GA School District GO	5.000%	8/1/19	7,000	7,752
Gwinnett County GA School District GO	3.000%	8/1/18	4,525	4,695
Gwinnett County GA School District GO	3.000%	2/1/19	25,000	26,164
Gwinnett County GA School District GO	3.000%	8/1/19	24,225	25,579
Gwinnett County GA School District GO	4.000%	2/1/20	16,725	18,327
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	250	253
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.125%	9/15/17	240	247
3 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.910%	7/1/17	18,000	17,988
3 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.930%	7/1/17	17,500	17,493

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,031
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Scherer Project) PUT	2.350%	12/11/20	5,700	5,872
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,768
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/16	1,325	1,325
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,700	1,771
				436,159
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/19	1,000	1,096

Hawaii (0.5%)
Hawaii County HI GO	4.000%	9/1/18	1,585	1,674
Hawaii County HI GO	5.000%	9/1/18	1,395	1,499
Hawaii County HI GO	5.000%	9/1/19	3,625	4,026
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.080%	5/30/17	4,855	4,855
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.080%	5/30/17	2,510	2,510
Hawaii GO	5.000%	10/1/18	15,000	16,167
Hawaii GO	5.000%	10/1/19	4,000	4,455
Hawaii GO	5.000%	4/1/20	10,000	11,304
Hawaii GO	5.000%	10/1/20	2,750	3,154
Honolulu HI City & County GO	5.000%	11/1/16	7,265	7,265
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	1,000	1,028
Honolulu HI City & County GO	3.000%	10/1/18	1,595	1,656
Honolulu HI City & County GO	4.000%	10/1/18	1,500	1,586
Honolulu HI City & County GO	5.000%	10/1/18	1,815	1,954
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,358
				66,491
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/18	7,545	8,027
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	7,225
Idaho TAN	2.000%	6/30/17	7,500	7,567
				22,819
Illinois (3.7%)
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	2,852
Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,082
3 Chicago IL Board of Education GO PUT	4.630%	3/1/17	10,000	9,990
1 Chicago IL GO TOB VRDO	1.030%	11/7/16	15,180	15,180
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/17	5,000	5,225
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/17	4,000	4,180
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,406
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,573
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	4,420	4,781
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	4,000	4,460
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.750%	11/7/16 (4)	2,500	2,500
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.780%	11/7/16 (4)	21,645	21,645
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/18	600	624
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/19	990	1,060
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.830%	11/7/16	22,895	22,895
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.830%	11/7/16	25,500	25,500
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,975	2,110
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,094
Chicago IL Water Revenue	5.000%	11/1/18	675	720
1 Chicago IL Water Revenue TOB VRDO	0.830%	11/7/16	7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	0.830%	11/7/16	5,250	5,250
1 Cook County IL GO TOB VRDO	0.830%	11/7/16 LOC	7,500	7,500
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	5,049
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.690%	11/7/16	9,185	9,185
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	0.930%	5/30/17	5,750	5,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	5,000	5,474
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	4,500	4,593
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.750%	11/7/16 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	249
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/17	2,000	2,063
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	1,635	1,748
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/17	100	102
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/18	155	162
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/19	200	213
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/20	260	280

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/19	1,000	1,097
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20	1,030	1,160
Illinois Finance Authority Revenue (Presbyterian Homes)	2.000%	11/1/16	850	850
Illinois Finance Authority Revenue (Presbyterian Homes)	3.000%	11/1/17	800	815
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/18	550	580
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/19	1,000	1,075
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/20	1,875	2,125
3 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	1.719%	5/1/21	2,500	2,510
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/20	5,575	6,080
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,390
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/16	1,395	1,397
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/17	1,000	1,041
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/18	750	808
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	555
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/17	750	772
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/16	1,865	1,868
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.660%	11/7/16	2,960	2,960
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.680%	11/7/16	15,000	15,000
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,340	2,340
Illinois GO	4.000%	1/1/17	2,935	2,949
Illinois GO	5.000%	1/1/17 (4)	3,000	3,020
Illinois GO	5.000%	5/1/17	8,100	8,244
Illinois GO	4.000%	2/1/18	4,000	4,095
2 Illinois GO	5.000%	2/1/18	15,000	15,541
Illinois GO	5.000%	4/1/18	2,500	2,600
Illinois GO	5.000%	5/1/18	8,000	8,334
Illinois GO	5.000%	8/1/18	22,160	23,202
Illinois GO	4.000%	2/1/19	7,500	7,750
2 Illinois GO	5.000%	2/1/19	7,505	7,917
Illinois GO	5.000%	2/1/19	875	923
Illinois GO	5.000%	5/1/19	12,000	12,707
Illinois GO	5.000%	7/1/19	4,725	5,014
Illinois GO	5.000%	8/1/19	15,000	15,938
Illinois Housing Development Authority Multi-Family Housing Revenue
(J. Michael Fitzgerald Apartments Project) PUT	0.900%	1/1/18	5,125	5,116
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/17 (Prere.)	16,700	16,879
Illinois Regional Transportation Authority Revenue PUT	0.900%	11/1/16	23,800	23,800
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,786
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.660%	11/7/16	325	325
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/17	24,125	24,373
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/17	7,500	7,539
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	14,540	14,614
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.660%	11/7/16	10,360	10,360
McHenry County IL Conservation District GO	4.000%	2/1/17	3,000	3,025
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/18	1,000	1,077
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/19	1,340	1,487
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/20	1,000	1,138
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	4,990	5,105
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,984
Romeoville IL Revenue (Lewis University Project)	4.000%	10/1/17	365	374
Romeoville IL Revenue (Lewis University Project)	4.000%	10/1/18	500	523
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,230
1 Will County IL GO TOB VRDO	0.690%	11/7/16	10,125	10,125
				507,187
Indiana (0.8%)
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/18	250	267
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/19	200	221
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/20	350	397
Carmel IN Local Public Improvement Bond Bank Revenue	4.000%	1/15/18	400	415
Carmel IN Local Public Improvement Bond Bank Revenue	4.000%	7/15/18	500	526
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	750	815
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/19	1,000	1,105
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,000	1,122
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/20	805	917
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	0.700%	12/1/16	6,000	6,000
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/17	520	531
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	3.000%	12/1/16	1,400	1,403
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,412
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,594

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Hospital Revenue (Parkview Health System)	4.000%	5/1/17	500	508
Indiana Finance Authority Revenue	5.000%	2/1/18	1,415	1,489
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	4,064
Indiana Finance Authority Revenue	5.000%	2/1/19	815	889
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	2,096
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/17	1,000	1,014
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/17	350	363
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	410	441
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	4.100%	11/3/16	2,080	2,080
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	4.100%	11/3/16	1,000	1,000
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17 (Prere.)	50	50
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	9,950	9,966
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.150%	12/1/17	2,770	2,772
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20	2,300	2,286
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	3,690	3,695
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	5,000	5,006
Indiana Housing & Community Development Authority Revenue
(Edgewood Group Apartment Project) PUT	1.150%	3/1/18	5,425	5,428
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,259
1 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	0.780%	11/7/16	23,935	23,935
Purdue University Indiana University COP	5.000%	7/1/19	1,000	1,105
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	4.000%	1/1/18	1,960	2,027
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,079
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,525
1 Zionsville IN Community Schools Building Corp. Revenue TOB VRDO	0.760%	11/7/16 (4)LOC	5,980	5,980
				103,782
Iowa (0.3%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,720
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	7,433
Iowa Special Obligation Revenue	5.000%	6/1/18	11,055	11,765
Iowa Special Obligation Revenue	5.000%	6/1/19	5,500	6,055
Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	9,083
				38,056
Kansas (0.4%)
Johnson County KS Unified School District No. 233 GO	2.000%	9/1/17	750	758
Johnson County KS Unified School District No. 233 GO	2.000%	9/1/18	1,250	1,274
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/20	1,250	1,428
3 Kansas Department of Transportation Highway Revenue	0.593%	9/1/17	4,100	4,095
3 Kansas Department of Transportation Highway Revenue	0.673%	9/1/18	3,500	3,477
Kansas Department of Transportation Highway Revenue	5.000%	9/1/18	1,000	1,075
3 Kansas Department of Transportation Highway Revenue	0.753%	9/1/19	3,000	2,972
Kansas Development Finance Authority Revenue	5.000%	5/1/20	1,340	1,512
Wichita KS GO	1.250%	10/13/17	39,295	39,327
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	751
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	4.000%	9/1/17	1,000	1,026
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	553
				58,248
Kentucky (1.1%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/17	325	327
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/18	325	335
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/19	375	393
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/20	400	427
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	6,875	6,800
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,551
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/18	1,280	1,357
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/19	2,665	2,922
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/20	1,000	1,129
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/17	510	515
Kentucky Economic Development Finance Authority Solid Waste Revenue
(Republic Services Inc. Project) PUT	0.700%	12/1/16	3,500	3,500
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/17 (14)	500	516
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/18 (14)	1,500	1,598
Kentucky Property & Building Commission Revenue	5.000%	8/1/17	2,800	2,888
Kentucky Property & Building Commission Revenue	5.000%	8/1/18	2,715	2,896
Kentucky Property & Building Commission Revenue	5.000%	8/1/18	10,175	10,854
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	2,550	2,806

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	13,270	14,604
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	2,600	2,939
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	20,985	23,721
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	3.000%	7/1/17	250	254
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.000%	7/1/17	38,775	39,792
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.500%	10/1/17	5,445	5,671
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/17	2,500	2,600
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18	1,750	1,876
2 Louisville & Jefferson County KY Metropolitan Sewer & Drain System BAN	3.500%	11/15/17	25,000	25,683
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	4.000%	4/1/17	200	203
				158,157
Louisiana (1.4%)
Bossier City LA Utilities Revenue	5.500%	10/1/18 (Prere.)	19,215	20,879
East Baton Rouge Parish LA Pollution Control Revenue (Exxon Corp.) VRDO	0.490%	11/1/16	16,100	16,100
3 East Baton Rouge Parish LA Sewer Commission Revenue PUT	0.870%	8/1/18	24,005	23,889
Lafayette LA Communications System Revenue	5.000%	11/1/17 (4)	585	608
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,740
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,766
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/17	8,500	8,700
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18	5,000	5,301
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/19	10,645	11,651
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.839%	5/1/17	55,500	55,519
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.840%	5/1/18	13,500	13,461
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.919%	5/1/18	9,535	9,507
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,155
1 Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.750%	11/7/16 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	3.000%	5/15/17	250	253
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	3.000%	5/15/18	300	309
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	320
New Orleans LA GO	4.000%	12/1/18	700	743
New Orleans LA GO	4.000%	12/1/19	775	840
New Orleans LA Sewage Service Revenue	5.000%	6/1/17	1,000	1,024
New Orleans LA Water Revenue	5.000%	12/1/17	290	302
New Orleans LA Water Revenue	5.000%	12/1/18	500	538
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/17	3,730	3,811
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/18	9,000	9,496
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,740	2,982
				199,894
Maine (0.0%)
Maine GO	5.000%	6/1/18	3,855	4,109
Maine GO	4.250%	6/1/19	1,000	1,084
				5,193
Maryland (3.3%)
Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,086
Anne Arundel County MD GO	5.000%	4/1/18	2,000	2,117
Anne Arundel County MD GO	5.000%	4/1/18	2,585	2,736
Anne Arundel County MD GO	5.000%	4/1/18	980	1,037
Anne Arundel County MD GO	5.000%	4/1/18	11,300	11,961
Anne Arundel County MD GO	5.000%	4/1/18	2,590	2,742
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,367
Anne Arundel County MD GO	5.000%	10/1/18	4,295	4,631
Anne Arundel County MD GO	5.000%	10/1/18	3,085	3,326
Anne Arundel County MD GO	5.000%	10/1/18	1,455	1,569
Anne Arundel County MD GO	5.000%	4/1/19	12,750	13,979
Baltimore County MD GO	5.000%	2/1/19	2,800	3,055
Baltimore MD Consolidated Public Improvement GO	4.000%	8/1/20	4,730	5,256
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	3,795	4,347
Frederick County MD GO	5.000%	8/1/18	2,800	3,002
Frederick County MD GO	5.000%	8/1/19	2,945	3,269
Frederick County MD GO	5.000%	8/1/20	2,145	2,457
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,615
Howard County MD GO	5.000%	8/15/19	1,375	1,528
Maryland Department of Transportation Revenue	5.000%	12/15/18	16,020	17,409
Maryland Department of Transportation Revenue	5.000%	12/15/19	17,875	20,087

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	9,007
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/17 (4)	1,250	1,274
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/18 (4)	810	849
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/19 (4)	675	726
Maryland GO	5.000%	3/1/17	1,450	1,471
Maryland GO	5.000%	3/1/18	3,395	3,584
Maryland GO	5.000%	3/15/18	5,000	5,286
Maryland GO	5.000%	8/1/18	2,200	2,359
Maryland GO	5.000%	11/1/18	1,375	1,488
Maryland GO	5.000%	3/1/19	10,000	10,942
Maryland GO	5.000%	3/1/19	3,420	3,742
Maryland GO	5.000%	3/15/19	1,090	1,194
Maryland GO	5.000%	3/15/19	9,285	10,174
Maryland GO	5.000%	6/1/19	18,490	20,409
Maryland GO	5.000%	8/1/19	5,000	5,550
Maryland GO	5.000%	11/1/19	7,855	8,792
Maryland GO	5.000%	6/1/20	44,410	50,607
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/17	500	511
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/18	1,000	1,070
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.183%	11/15/17	11,905	11,897
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.933%	5/15/18	4,900	4,890
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.953%	5/15/18	9,625	9,609
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/17	2,020	2,087
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,142
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,877
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/17	500	514
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/19	900	988
Maryland Health & Higher Educational Facilities Authority Revenue
(Peninsula Regional Medical Center)	5.000%	7/1/17	1,790	1,841
Maryland Health & Higher Educational Facilities Authority Revenue
(Peninsula Regional Medical Center)	5.000%	7/1/18	1,695	1,809
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/17	5,000	5,132
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/18	6,195	6,580
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/19	10,570	11,555
Montgomery County MD GO	5.000%	11/1/16	5,800	5,800
Montgomery County MD GO	5.000%	11/1/17	4,800	5,005
Montgomery County MD GO	5.000%	7/1/19	12,820	14,191
Montgomery County MD GO	5.000%	8/1/19	1,570	1,743
Montgomery County MD GO	5.000%	12/1/19	14,950	16,779
Prince Georges County MD GO	5.000%	9/1/17	8,015	8,302
Prince Georges County MD GO	5.000%	3/1/18	5,280	5,572
Prince Georges County MD GO	5.000%	8/1/19	5,075	5,629
Prince Georges County MD GO	5.000%	3/1/20	1,950	2,203
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/19	4,800	5,263
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/20	4,040	4,574
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/19	4,285	4,730
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/20	12,870	14,214
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	7,290	7,768
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,000	2,131
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,585	8,372
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,260	8,013
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	4,820	5,493
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	2,500	2,849
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/19	1,640	1,801
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/20	1,735	1,952
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	3.875%	7/1/19	1,065	1,083
				460,999
Massachusetts (4.4%)
Boston MA GO	5.000%	2/1/18	7,965	8,383
Boston MA GO	5.000%	8/1/18	4,045	4,338

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Boston MA GO	5.000%	3/1/20	1,850	1,876
[1,3]	Eaton Vance Massachusetts Municipal Bond Fund	1.630%	7/1/19	6,475	6,434
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18	1,000	1,072
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/19	9,500	10,495
	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	0.930%	5/30/17	29,195	29,195
1	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.720%	11/1/16	25,435	25,435
1	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.730%	11/7/16	29,957	29,957
	Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,607
3	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.180%	1/30/18	8,785	8,785
3	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.110%	1/29/20	5,500	5,397
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	3.000%	7/1/17	2,310	2,341
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	3.000%	7/1/18	1,000	1,030
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/19	800	855
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	600	654
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,318
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/18	500	530
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,603
3	Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.910%	7/1/17	15,360	15,342
	Massachusetts GO	5.500%	12/1/16 (4)	2,500	2,510
3	Massachusetts GO	0.970%	1/1/17	14,100	14,100
3	Massachusetts GO	0.750%	2/1/17	65,000	65,000
3	Massachusetts GO	0.990%	2/1/17	15,485	15,485
	Massachusetts GO	2.000%	4/24/17	31,850	32,047
	Massachusetts GO	2.000%	5/22/17	83,000	83,569
	Massachusetts GO	2.000%	6/26/17	40,000	40,358
3	Massachusetts GO	1.060%	1/1/18	9,100	9,103
4	Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,484
3	Massachusetts GO PUT	0.930%	8/1/17	25,000	24,989
	Massachusetts GO PUT	1.050%	7/1/20	23,500	23,249
1	Massachusetts GO TOB VRDO	0.720%	11/1/16 (4)LOC	14,765	14,765
1	Massachusetts GO TOB VRDO	0.660%	11/7/16	1,850	1,850
	Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,355	9,355
	Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,996
	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	3,115	3,376
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.890%	11/2/16 (4)	22,545	22,545
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.850%	11/3/16 (4)	6,000	6,000
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.840%	11/4/16 (4)	9,000	9,000
	Massachusetts Health & Educational Facilities Authority Revenue
	(UMass Memorial Medical Center)	5.000%	7/1/20	1,500	1,676
	Massachusetts Port Authority Revenue	4.000%	7/1/18	1,320	1,388
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	775	853
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	225	248
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/19	1,000	1,117
[1,3]	Massachusetts Water Resources Authority Revenue TOB PUT	0.830%	1/3/17 LOC	4,750	4,750
1	Massachusetts Water Resources Authority Revenue TOB VRDO	0.750%	11/7/16 (4)LOC	19,350	19,350
1	Massachusetts Water Resources Authority Revenue TOB VRDO	0.750%	11/7/16 LOC	30,115	30,115
	University of Massachusetts Building Authority Revenue PUT	0.930%	5/30/17	9,390	9,390
					612,315
Michigan (2.3%)
1	Detroit MI City School District GO TOB VRDO	0.930%	11/7/16 (18)	10,245	10,245
1	Detroit MI City School District GO TOB VRDO	1.490%	11/7/16 (18)	17,845	17,845
	Detroit MI Water Supply System Revenue	5.000%	11/14/16 (Prere.)	5,900	5,909
	East Lansing MI School District GO	5.000%	5/1/17	650	664
	East Lansing MI School District GO	5.000%	5/1/18	335	355
	East Lansing MI School District GO	5.000%	5/1/19	450	493
1	Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	0.830%	11/7/16 (4)	6,235	6,235
	Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System)	5.000%	11/15/18	1,500	1,616
	Lansing MI School District GO	4.000%	5/1/18	1,395	1,458
	Lansing MI School District GO	5.000%	5/1/19	765	838
	Lincoln MI Consolidated School District GO	5.000%	5/1/17 (4)	1,000	1,020
	Lincoln MI Consolidated School District GO	5.000%	5/1/19 (4)	1,100	1,199
	Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,000	1,120
	Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,014
	Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	900
	Marysville MI Public Schools District GO	4.000%	5/1/19	1,425	1,526
	Michigan Building Authority Revenue	5.000%	4/15/18	2,750	2,911
	Michigan Building Authority Revenue	5.000%	10/15/18	6,020	6,487
	Michigan Building Authority Revenue	5.000%	4/15/19	8,300	9,089
	Michigan Finance Authority Revenue	4.000%	10/1/17	1,155	1,185

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,214
Michigan Finance Authority Revenue	5.000%	4/1/19	23,360	25,284
Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,218
Michigan Finance Authority Revenue	5.000%	4/1/21	4,350	4,935
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/18	1,500	1,574
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/19	3,000	3,218
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,368
1 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	0.830%	11/7/16	6,060	6,060
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	1,355	1,389
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,134
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	5,000	5,130
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	500	512
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,000	1,058
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,372
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,841
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,216
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,125
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	800	873
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,831
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	300	335
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/16	800	801
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	350	361
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	750	793
2 Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	3.000%	10/1/18	1,770	1,840
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	2,005	2,236
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/18	250	271
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19	500	559
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	6,738
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	10,983
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	23,916
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	7,002
Michigan GO	5.000%	12/1/17	2,715	2,839
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,892
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.950%	2/1/18 (Prere.)	360	360
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.950%	2/1/18	10,640	10,629
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	5/30/18	15,000	15,209
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,804
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	3,165	3,176
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/17	2,100	2,151
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.750%	5/15/18 (Prere.)	2,500	2,686
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/17	250	253
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/18	500	520
Michigan Trunk Line Revenue	5.000%	11/15/16	5,000	5,009
Michigan Trunk Line Revenue	5.000%	11/15/17	13,500	14,095
Portage MI Public Schools GO	5.000%	11/1/18	1,180	1,272
Portage MI Public Schools GO	5.000%	5/1/19	525	575
Portage MI Public Schools GO	5.000%	11/1/19	1,465	1,630
Portage MI Public Schools GO	5.000%	11/1/20	750	857
Rockford MI Public Schools GO	3.000%	5/1/18	845	870
Rockford MI Public Schools GO	4.000%	5/1/19	1,360	1,456
Royal Oak MI City School District GO	5.000%	5/1/17	1,300	1,328
Royal Oak MI City School District GO	5.000%	5/1/18	1,000	1,060
1 Saginaw Valley State University Michigan Revenue TOB VRDO	0.800%	11/7/16 (4)	5,000	5,000
St. Johns MI Public Schools School District GO	5.000%	5/1/19 (18)	7,250	7,918
University of Michigan Revenue	5.000%	4/1/19	2,215	2,431
University of Michigan Revenue	5.000%	4/1/20	1,500	1,701
1 Wayne State University Michigan Revenue TOB VRDO	0.780%	11/7/16	2,500	2,500
				315,517
Minnesota (1.3%)
Hennepin County MN GO	5.000%	12/1/16	1,180	1,184
Hennepin County MN GO	5.000%	12/1/16	4,035	4,050
Hennepin County MN GO	5.000%	12/15/17	4,355	4,563
Hennepin County MN GO	5.000%	12/1/18	4,605	4,997
Minneapolis & St. Paul MN Metropolitan Council Transit GO	5.000%	3/1/18	3,130	3,304
Minneapolis & St. Paul MN Metropolitan Council Transit GO	5.000%	3/1/19	3,230	3,534
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/19	4,485	4,906
Minneapolis MN GO	2.000%	12/1/18	12,800	13,086

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minneapolis MN Health Care System Revenue (Fairview Health Services)	4.000%	11/15/18	750	792
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/19	750	831
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,029
Minnesota GO	5.000%	10/1/17	3,545	3,684
Minnesota GO	5.000%	8/1/18	3,295	3,532
Minnesota GO	5.000%	8/1/19	2,275	2,524
Minnesota GO	5.000%	8/1/19	12,920	14,342
Minnesota GO	5.000%	8/1/19	5,940	6,590
Minnesota GO	5.000%	8/1/20	10,000	11,455
Minnesota GO	5.000%	8/1/20	10,750	12,305
Minnesota GO	5.000%	8/1/20	32,940	37,705
Minnesota GO	5.000%	8/1/20	13,070	14,961
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.690%	11/7/16	5,575	5,575
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	7,860	8,297
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/19	4,125	4,514
Minnesota Public Facilities Authority Water Pollution Control Revenue	5.000%	3/1/19	5,700	6,237
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/17	465	481
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/18	885	946
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/19	555	612
University of Minnesota Revenue	5.000%	12/1/18	1,750	1,897
				178,933
Mississippi (0.5%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/19	1,250	1,357
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,110
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.500%	11/1/16	9,700	9,700
Jackson MS Public School District GO	5.000%	4/1/18	500	527
Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,804
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,677
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone
(Chevron USA Inc. Project) VRDO	0.500%	11/1/16	35,125	35,125
Mississippi GO	5.250%	11/1/16 (14)	2,550	2,550
3 Mississippi GO	1.160%	9/1/17	5,390	5,395
3 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	1.930%	8/15/20	7,850	7,787
				67,032
Missouri (0.7%)
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	5,000	5,594
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,090
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/18	425	446
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/19	645	697
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,292
Kansas City MO Special Obligation Revenue	5.000%	10/1/18	925	993
Kansas City MO Special Obligation Revenue	5.000%	10/1/18	5,000	5,366
Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,776
Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	3,041
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,431
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,271
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/18	3,675	3,877
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/19	2,000	2,178
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/20	2,660	2,980
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/19	1,000	1,088
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/20	1,000	1,124
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,000	4,012
Missouri Highways & Transportation Commission Road Revenue	5.250%	5/1/17 (Prere.)	11,000	11,245
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/19	1,000	1,101
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	1,145	1,298
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/17	2,420	2,437
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/18	2,400	2,510
Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	17,540
St. Louis County MO Rockwood School District GO	4.000%	2/1/20	12,775	13,973
St. Louis MO Parking Revenue	5.000%	12/15/17 (4)	1,285	1,341
St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,114
St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,139
				94,954
Montana (0.0%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/18	1,875	1,964

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Multiple States (0.5%)
[1,3]	Eaton Vance Municipal Bond Fund II	1.680%	7/1/19	8,850	8,851
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.770%	11/7/16 LOC	18,700	18,700
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.730%	11/7/16 LOC	37,600	37,600
	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.730%	11/7/16 LOC	10,000	10,000
					75,151
Nebraska (0.5%)
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	30,000	33,090
	Douglas County NE GO	4.000%	12/15/18	2,500	2,660
	Douglas County NE GO	5.000%	12/15/19	2,605	2,916
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	3.000%	11/1/16	685	685
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	3.000%	11/1/17	700	713
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	4.000%	11/1/18	925	974
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/16	500	500
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/17	500	514
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/18	4,685	5,005
	University of Nebraska Facilities Corp. Revenue	3.000%	7/15/19	5,530	5,812
	University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,136
	University of Nebraska Student Fee Revenue	4.000%	7/1/18	2,785	2,926
	University of Nebraska Student Fee Revenue	4.000%	7/1/19	2,395	2,580
	University of Nebraska Student Health & Recreation Project Revenue	4.000%	5/15/18	1,070	1,120
	University of Nebraska Student Health & Recreation Project Revenue	4.000%	5/15/19	1,110	1,192
					61,823
Nevada (0.4%)
	Clark County NV School District GO	5.000%	6/15/17	11,105	11,400
	Clark County NV School District GO	5.000%	6/15/17	7,015	7,201
	Clark County NV School District GO	5.000%	6/15/18	3,865	4,118
	Humboldt County NV Pollution Control Revenue (Sierra Pacific Power Co.) PUT	1.250%	6/3/19	1,750	1,749
	Nevada GO	5.000%	4/1/19	16,405	17,953
	Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	10,252
					52,673
New Hampshire (0.1%)
2	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/18	450	478
2	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/19	600	654
2	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/20	1,265	1,411
1	New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	0.670%	11/7/16	15,645	15,645
2	New Hampshire Health & Education Facilities Authority Revenue
	(Southern New Hampshire Medical Center)	3.000%	10/1/19	1,230	1,287
					19,475
New Jersey (4.2%)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	2,906
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/19	3,050	3,292
[1,3]	Eaton Vance New Jersey Municipal Bond Fund II	1.630%	7/1/19	8,700	8,701
	Essex County NJ Utilities Authority Revenue	3.000%	11/4/16	5,625	5,626
	Howell Township NJ BAN	2.000%	10/19/17	11,850	11,959
	Hudson County NJ Improvement Authority Essential Purpose Pooled Governmental
	Loan Revenue VRDO	0.640%	11/7/16 LOC	1,100	1,100
	Long Branch NJ BAN	1.750%	2/10/17	10,600	10,620
	Monmouth County NJ GO	4.000%	1/15/17	1,075	1,082
	Monmouth County NJ GO	4.000%	1/15/18	1,350	1,402
	Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	2,973
	Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,109
	Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,171
	New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	15,041
	New Jersey Economic Development Authority Revenue	5.000%	6/15/19	50,000	53,808
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/17	5,800	5,913
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,386
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	2,055	2,064
3	New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.530%	2/1/17	19,160	19,159
1	New Jersey Economic Development Authority Revenue (School Facilities Construction)
	TOB VRDO	0.780%	11/7/16 LOC	18,310	18,310

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Economic Development Authority Revenue (School Facilities Construction) VRDO	1.360%	2/1/17	29,000	28,986
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,789
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,553
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	117
	New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	4.000%	7/1/17	1,000	1,018
	New Jersey Health Care Facilities Financing Authority Revenue
	(Hospital Capital Asset Pooled Program) VRDO	0.630%	11/7/16 LOC	6,300	6,300
	New Jersey Health Care Facilities Financing Authority Revenue
	(Meridian Health System Obligated Group)	5.000%	7/1/17	2,000	2,054
	New Jersey Health Care Facilities Financing Authority Revenue
	(Palisades Medical Center Obligated Group)	5.000%	7/1/17	1,305	1,337
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	4.000%	7/1/17	1,500	1,529
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/20	2,100	2,364
	New Jersey Health Care Facilities Financing Authority Revenue
	(Robert Wood Johnson University) VRDO	0.590%	11/7/16 LOC	3,400	3,400
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/17	5,105	5,205
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	3.000%	7/1/18	1,300	1,337
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/19	1,200	1,280
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20	1,000	1,085
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/18	750	785
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,142
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,097
1	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.850%	11/7/16	5,000	5,000
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.000%	11/1/17	3,100	3,099
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.050%	5/1/18	7,000	6,982
	New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	14,919
	New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	17,265
2	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19	38,550	41,507
2	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	42,510	46,583
2	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,350	28,615
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/17	5,000	5,120
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/18	6,000	6,315
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.750%	6/15/18	7,140	7,601
3	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.630%	12/15/19	35,000	34,353
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/17	4,200	4,301
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	13,425	13,969
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	9,070	9,547
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.900%	11/7/16	10,850	10,850
3	New Jersey Turnpike Authority Revenue	1.110%	1/1/17	35,000	35,004
3	New Jersey Turnpike Authority Revenue PUT	1.250%	1/1/17	30,000	30,002
3	New Jersey Turnpike Authority Revenue PUT	1.250%	1/1/17	2,500	2,500
3	New Jersey Turnpike Authority Revenue PUT	1.310%	1/1/18	5,000	5,014
1	New Jersey Turnpike Authority Revenue TOB VRDO	0.830%	11/7/16 (4)	6,500	6,500
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	3,000	3,075
					576,121
New Mexico (0.5%)
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,517
3	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.923%	2/1/18	5,010	4,999
3	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.973%	8/1/18	5,200	5,189
3	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	1.103%	8/1/19	37,500	37,321
	New Mexico Severance Tax Revenue	4.000%	7/1/18 (Prere.)	16,245	17,087
					69,113
New York (15.9%)
	Binghamton NY City School District BAN	2.000%	11/18/16	29,680	29,696
	Binghamton NY City School District BAN	1.500%	6/30/17	5,600	5,617
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/17	250	257
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/20	500	561
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/18	1,000	1,065
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/19	680	743
	Central Islip NY Union Free School District BAN	2.000%	8/16/17	8,500	8,564
	Clarence NY BAN	2.000%	7/21/17	6,200	6,247
	Dobbs Ferry NY Union Free School District BAN	2.000%	7/28/17	3,800	3,826
[1,3]	Eaton Vance New York Municipal Bond Fund II	1.480%	7/1/19	5,750	5,751
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	3,435	3,512
	Frontier NY Central School District BAN	2.000%	6/27/17	26,025	26,187
	Guilderland NY Central School District BAN	2.000%	7/14/17	3,268	3,287
	Hempstead NY BAN	2.000%	12/16/16	26,634	26,670
1	Hudson Yards Infrastructure Corp. New York Revenue TOB VRDO	0.700%	11/7/16 LOC	6,065	6,065

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Johnson City Central School District BAN	2.000%	6/22/17	8,070	8,119
Lewiston-Porter Central School District BAN	2.000%	6/15/17	9,000	9,051
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/17	1,000	1,021
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/17	9,950	10,289
3 Long Island NY Power Authority Electric System Revenue PUT	1.249%	11/1/18	17,000	17,097
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/17	3,730	3,809
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/17	1,450	1,481
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,121
Mount Vernon City School District BAN	2.000%	8/18/17	8,560	8,616
Nassau County NY Health Care Corp. RAN	2.000%	1/17/17	9,000	9,013
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/19	1,305	1,426
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/17	1,320	1,354
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	4.000%	7/1/17	1,500	1,527
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	3.000%	7/1/17	900	912
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/18	800	837
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	400
New Rochelle NY School District TAN	2.000%	6/29/17	6,000	6,041
New York City NY GO	0.890%	11/2/16 (4)	30,325	30,325
New York City NY GO	0.840%	11/3/16 (4)	2,000	2,000
New York City NY GO	0.890%	11/3/16 (4)	51,000	51,000
New York City NY GO	0.840%	11/4/16 (12)	7,500	7,500
New York City NY GO	0.840%	11/4/16 (4)	9,800	9,800
New York City NY GO	0.840%	11/7/16 (4)	20,200	20,200
New York City NY GO	0.840%	11/7/16 (12)	27,800	27,800
New York City NY GO	0.890%	11/8/16 (4)	9,500	9,500
New York City NY GO	4.000%	8/1/17	5,705	5,846
New York City NY GO	5.000%	8/1/17	4,305	4,444
New York City NY GO	5.000%	8/1/17	10,000	10,323
New York City NY GO	5.000%	8/1/17	33,680	34,767
New York City NY GO	5.000%	8/1/17	34,730	35,850
New York City NY GO	5.000%	8/1/17	7,280	7,515
New York City NY GO	5.000%	8/1/17	3,715	3,835
New York City NY GO	5.000%	8/1/17	20,000	20,645
New York City NY GO	5.000%	8/1/18	3,250	3,479
New York City NY GO	5.000%	8/1/18	8,790	9,408
New York City NY GO	5.000%	8/1/19	15,425	17,065
New York City NY GO	5.000%	8/1/19	6,190	6,848
3 New York City NY GO	1.100%	8/1/21	6,325	6,325
New York City NY GO VRDO	0.500%	11/1/16	73,650	73,650
New York City NY GO VRDO	0.510%	11/1/16 LOC	2,505	2,505
New York City NY GO VRDO	0.530%	11/1/16	15,900	15,900
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.100%	11/1/16	2,115	2,115
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.850%	11/1/17	6,215	6,213
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.850%	11/1/17	2,000	2,000
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,012
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,392
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.350%	5/1/18	10,000	10,012
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	11/1/18	27,500	27,528
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,114
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,136
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	24,685	24,736
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	3,005	3,010
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	1.000%	10/26/17	4,705	4,705
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,474
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,762
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,984
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,203
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,246
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.730%	11/7/16	18,500	18,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	4,800	4,800

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	11,600	11,600
New York City NY Transitional Finance Authority Future Tax Revenue	3.000%	11/1/16	2,560	2,560
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	465	465
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	3,535	3,535
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	160	160
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	9,840	9,840
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	2,990	2,990
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	2,505	2,505
New York City NY Transitional Finance Authority Future Tax Revenue	0.800%	11/3/16 (4)	20,000	20,000
New York City NY Transitional Finance Authority Future Tax Revenue	0.880%	11/4/16 (4)	64,150	64,150
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17 (Prere.)	11,805	12,310
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	26,270	27,386
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/19	1,300	1,442
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	18,700	20,913
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,110	2,360
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.620%	11/1/16	13,145	13,145
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.510%	11/1/16	8,805	8,805
New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	8/1/17 (ETM)	6,250	6,403
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.680%	11/7/16	43,705	43,705
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.780%	11/7/16	27,435	27,435
3 New York Metropolitan Transportation Authority Revenue	1.043%	11/1/16	3,500	3,500
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	2,650	2,655
3 New York Metropolitan Transportation Authority Revenue	1.183%	11/1/17	2,950	2,954
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	1,190	1,242
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	13,046
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,500	3,786
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,055	4,386
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	3/1/17	10,000	10,045
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	3/1/17	5,000	5,021
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	6/1/17	5,000	5,035
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	6/1/17	19,065	19,202
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	6/1/17	67,725	69,006
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.010%	6/1/17	19,905	19,878
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.000%	11/1/18	2,000	2,001
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.080%	11/1/19	2,750	2,750
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.210%	11/1/19	21,000	21,048
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,001
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,254
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,252
1 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	0.750%	11/7/16 LOC	11,250	11,250
3 New York Metropolitan Transportation Authority Revenue PUT	1.203%	11/1/16	15,760	15,760
3 New York Metropolitan Transportation Authority Revenue PUT	0.834%	5/15/17 (4)	18,500	18,499
3 New York Metropolitan Transportation Authority Revenue PUT	0.703%	11/1/17	7,310	7,306
3 New York Metropolitan Transportation Authority Revenue PUT	0.990%	11/15/17	49,600	49,547
3 New York Metropolitan Transportation Authority Revenue PUT	0.964%	5/15/18 (4)	10,750	10,757
3 New York Metropolitan Transportation Authority Revenue PUT	0.653%	11/1/19	12,320	12,231
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	69,000	77,086
3 New York Metropolitan Transportation Authority Revenue PUT	1.210%	6/1/20	87,500	87,398
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.750%	11/7/16	12,500	12,500
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/19	4,275	4,774
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20	1,125	1,296
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/17	1,000	1,027
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/18	1,000	1,066
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/17	2,000	2,041
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	2,500	2,646
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	22,110	23,277
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	16,215	17,684
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,120	11,037
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	1,000	1,091
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,765	10,771
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	4,750	5,349
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.660%	11/7/16	565	565
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.630%	11/7/16	2,000	2,000
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	3,445	3,576
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,427
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (15)	500	519
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,160	2,324
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,077
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/17	6,865	7,060
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18 (ETM)	370	397

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18	630	655
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19 (ETM)	600	661
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19	1,025	1,082
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/18	42,810	45,216
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/18	23,100	24,398
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	31,555	34,520
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	24,300	26,583
	New York State Housing Finance Agency Affordable Housing Revenue	0.800%	11/1/16	2,750	2,750
	New York State Housing Finance Agency Affordable Housing Revenue	0.800%	11/1/16	2,500	2,500
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	4,850	4,848
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	2,505	2,503
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	3,000	2,999
	New York State Housing Finance Agency Affordable Housing Revenue	0.850%	11/1/17	6,890	6,883
	New York State Housing Finance Agency Affordable Housing Revenue	0.850%	11/1/17	10,000	9,990
	New York State Housing Finance Agency Affordable Housing Revenue	0.900%	11/1/17	3,000	2,996
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	4,190	4,192
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	3,900	3,904
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	1,250	1,251
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	2,500	2,505
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	6,250	6,262
	New York State Housing Finance Agency Housing Revenue	0.900%	11/1/17	5,000	4,999
	New York State Housing Finance Agency Housing Revenue	0.900%	11/1/17	6,000	6,001
	New York State Housing Finance Agency Revenue	1.050%	5/1/19	850	847
	New York State Housing Finance Agency Revenue	1.100%	11/1/19	1,000	994
	New York State Housing Finance Agency Revenue	1.250%	5/1/20	7,500	7,465
	New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	2,365	2,503
	New York State Thruway Authority Revenue	5.000%	1/1/17 (ETM)	460	463
	New York State Thruway Authority Revenue	5.000%	1/1/17	1,540	1,551
	New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,571
	New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	45,957
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	10,255
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	3,900	4,266
	New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/20	1,500	1,638
	North Syracuse NY Central School District BAN	2.000%	8/11/17	4,448	4,479
	North Syracuse NY Central School District RAN	2.000%	6/28/17	10,000	10,059
[1,3]	Nuveen New York AMT-Free Municipal Income Fund iMTP	1.250%	10/1/17	17,500	17,501
1	Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.720%	11/7/16 LOC	36,000	36,000
1	Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.780%	11/7/16 LOC	23,500	23,500
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	500	539
	Oyster Bay NY BAN	2.750%	2/3/17	15,000	15,030
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,174
	Port Authority of New York & New Jersey Revenue	5.000%	8/15/18 (4)	2,855	2,952
	Schenectady NY BAN	2.000%	5/11/17	41,962	42,178
	Suffolk County NY GO	5.000%	2/1/17 (4)	3,415	3,451
	Suffolk County NY GO	5.000%	5/15/19	8,565	9,360
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16	8,570	8,584
3	Triborough Bridge & Tunnel Authority New York Revenue	0.880%	1/1/17 (4)	10,700	10,700
3	Triborough Bridge & Tunnel Authority New York Revenue	0.980%	1/1/18 (4)	5,000	4,999
3	Triborough Bridge & Tunnel Authority New York Revenue	1.070%	1/1/19 (4)	1,800	1,799
3	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.653%	11/1/16	9,105	9,105
3	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.873%	1/3/17	7,500	7,499
3	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.753%	2/1/19	10,350	10,252
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/18	1,710	1,719
	Westchester County NY GO	5.000%	1/1/19	500	544
	Westchester County NY GO	5.000%	1/1/20	3,350	3,768
	Westchester County NY GO	5.000%	1/1/21	1,550	1,798
	Windsor Central School District BAN	1.500%	8/18/17	7,250	7,269
	Yonkers NY GO	4.000%	3/15/17 (4)	600	607
	Yonkers NY GO	3.000%	7/1/17	1,005	1,018
	Yonkers NY GO	3.000%	8/15/17	510	518
					2,198,353
North Carolina (1.9%)
	Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/19	2,750	3,048
	Charlotte NC GO	5.000%	7/1/17	2,000	2,058
	Charlotte NC GO	5.000%	12/1/17	5,335	5,581
2	Charlotte NC GO	3.000%	7/1/18	3,015	3,123
	Charlotte NC GO	5.000%	7/1/18	5,000	5,344
	Charlotte NC GO	5.000%	12/1/18	4,000	4,341
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,395

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,350	1,515
2 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	4.000%	1/15/18	4,105	4,249
2 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/19	3,575	3,873
East Carolina University North Carolina Revenue	5.000%	10/1/19	3,525	3,925
East Carolina University North Carolina Revenue	5.000%	10/1/20	3,660	4,190
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/19	3,500	3,825
Guilford County NC GO	4.000%	2/1/20	3,360	3,680
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.690%	11/7/16 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.700%	11/7/16 (4)	8,565	8,565
Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,289
Mecklenburg County NC GO	5.000%	12/1/18	4,780	5,187
Mecklenburg County NC GO	5.000%	3/1/19	5,000	5,471
Mecklenburg County NC GO	4.000%	12/1/19	1,200	1,310
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/17	2,585	2,656
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/18	1,480	1,560
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	0.700%	12/1/16	27,500	27,500
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17 (ETM)	10,555	10,630
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17 (ETM)	5,000	5,036
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,439
North Carolina GO	5.000%	3/1/18	4,770	5,024
North Carolina GO	5.000%	3/1/19	3,865	4,229
North Carolina GO	5.000%	5/1/19	6,835	7,523
North Carolina GO	5.000%	5/1/19	1,525	1,678
North Carolina GO	5.000%	6/1/19	6,145	6,783
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	4.000%	10/1/17	3,725	3,826
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/18	3,780	4,049
3 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	1.370%	12/1/17	7,960	7,940
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	0.980%	5/30/17	12,625	12,625
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/17	620	631
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/18	500	522
2 North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/20	670	735
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18	1,695	1,827
Wake County NC GO	4.000%	2/1/17	6,440	6,494
Wake County NC GO	5.000%	9/1/17	9,000	9,322
Wake County NC GO	5.000%	2/1/18	16,090	16,931
2 Wake County NC GO	5.000%	3/1/18	17,300	18,262
Wake County NC GO	5.000%	5/1/18	1,050	1,115
2 Wake County NC GO	5.000%	3/1/19	22,555	24,680
				263,906
North Dakota (0.0%)
1 North Dakota Public Finance Authority Revenue TOB VRDO	0.720%	11/7/16	5,095	5,095

Ohio (1.5%)
Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/17	2,875	3,003
Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/18	1,145	1,239
Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/19	1,590	1,776
Alliance OH Hospital Revenue VRDO	0.520%	11/1/16 LOC	1,200	1,200
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,595	1,685
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,012
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,556
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	2,135	2,255
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	26,354
Central Ohio Solid Waste Authority GO	4.000%	12/1/16 (ETM)	150	150
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	1,550	1,554
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	155
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,576
Cleveland OH Airport System Revenue	5.000%	1/1/18 (4)	340	356
Cleveland OH Airport System Revenue	5.000%	1/1/19 (4)	410	443
Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	478
Cleveland-Cuyahoga County OH Port Authority Revenue
(Cleveland Museum of Art Project) VRDO	0.640%	11/7/16	1,935	1,935

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH GO	5.000%	2/15/18	10,000	10,537
Columbus OH GO	5.000%	8/15/18	1,250	1,342
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	3.000%	12/1/17	470	480
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,079
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,000
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/18	1,000	1,050
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17	7,615	7,832
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.600%	11/7/16	1,295	1,295
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/18	280	288
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/19	560	587
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/20	575	611
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/17	375	378
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	543
Hamilton County OH Sales Tax Revenue	5.000%	12/1/17 (2)	1,150	1,154
Hamilton County OH Sales Tax Revenue	4.000%	12/1/18	1,500	1,590
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18	2,900	3,135
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	3,000	3,349
1 JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	0.840%	11/7/16	23,200	23,200
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/19	810	888
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.810%	11/7/16	10,460	10,460
2 Newark OH BAN	2.000%	11/7/17	2,050	2,065
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19	3,000	2,744
Ohio Common Schools GO	5.000%	3/15/18	10,860	11,480
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.470%	11/1/16	4,700	4,700
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/16	625	627
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.760%	11/1/16	5,250	5,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.760%	11/7/16	4,250	4,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.760%	11/7/16	7,250	7,250
Ohio Revitalization Revenue	5.000%	4/1/18 (Prere.)	1,000	1,058
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.730%	11/7/16	10,645	10,645
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	3.000%	5/15/19	10,540	9,484
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/18	6,660	7,097
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,209
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/16	2,495	2,503
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/17	2,215	2,307
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18	1,510	1,620
Sandusky OH BAN	2.000%	10/5/17	1,500	1,512
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	3.000%	2/15/17	770	775
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	750	787
Toledo OH GO	4.000%	12/1/16 (4)	535	536
Toledo OH GO	4.000%	12/1/18 (4)	1,880	1,986
University of Akron Ohio General Receipts Revenue	4.000%	1/1/19	1,000	1,061
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/17	2,180	2,235
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/18	1,555	1,652
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,219
				208,577
Oklahoma (0.2%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/17	760	781
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/18	1,325	1,411
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19	2,250	2,473
Comanche County OK Hospital Authority Revenue	5.000%	7/1/18	2,990	3,114
2 Norman OK Regional Hospital Authority Revenue	3.000%	9/1/17	1,000	1,014
2 Norman OK Regional Hospital Authority Revenue	4.000%	9/1/18	1,000	1,046
2 Norman OK Regional Hospital Authority Revenue	4.000%	9/1/19	2,000	2,133
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20	1,170	1,310
Oklahoma City OK GO	4.000%	3/1/18	2,480	2,585
Oklahoma City OK GO	4.000%	3/1/19	2,775	2,972
Oklahoma City OK GO	5.000%	3/1/19	4,080	4,461
Oklahoma GO	5.000%	7/15/18	4,165	4,457
Oklahoma GO	5.000%	7/15/18	1,480	1,584
Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/19	3,000	3,290
				32,631

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Oregon (0.6%)
	Multnomah County OR School District GO	5.000%	6/15/17	10,000	10,269
	Multnomah County OR School District GO	5.000%	6/15/18	10,000	10,666
3	Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.510%	10/1/17	8,750	8,750
	Oregon GO	5.000%	11/1/16	3,000	3,000
	Oregon GO	5.000%	5/1/18	1,500	1,594
	Oregon GO	5.000%	5/1/18	1,125	1,195
	Oregon GO	5.000%	11/1/18	3,750	4,057
	Oregon GO	3.000%	5/1/19	2,500	2,628
	Oregon GO	3.000%	6/1/19	1,000	1,053
	Oregon GO	3.000%	11/1/19	1,000	1,060
	Oregon GO	5.000%	5/1/20	2,725	3,094
	Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,064
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	9,820	9,983
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,538
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	13,520	13,802
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	4,835	4,984
1	Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.790%	11/7/16 LOC	7,200	7,200
					88,937
Pennsylvania (5.3%)
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	5.000%	5/15/18	1,000	1,062
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	1.227%	2/1/21	7,190	7,182
[1,3]	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB PUT	0.830%	12/1/16 LOC	10,000	10,000
[1,3]	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB PUT	0.830%	1/3/17 LOC	10,255	10,255
1	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB VRDO	0.620%	11/1/16 LOC	31,300	31,300
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	9,855
1	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
	TOB VRDO	0.660%	11/7/16	8,420	8,420
1	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
	TOB VRDO	0.660%	11/7/16	9,750	9,750
3	Bethlehem PA Area School District Authority Revenue PUT	0.800%	1/1/18	3,995	3,988
	Bethlehem PA Water Authority Revenue	4.000%	11/15/16 (15)	1,525	1,527
	Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	676
	Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	537
	Bucks County PA GO	5.000%	5/1/18	500	531
	Bucks County PA GO	5.000%	5/1/19	1,500	1,649
	Bucks County PA Water & Sewer Authority Water System Revenue	1.500%	6/1/17 (15)	750	753
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/17 (15)	885	901
	Bucks County PA Water & Sewer Authority Water System Revenue	2.000%	6/1/18 (15)	500	507
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/18 (15)	1,025	1,071
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/19 (15)	500	534
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	0.630%	11/7/16	11,985	11,985
	Clarion County PA Industrial Development Authority Revenue
	(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/18	920	966
	Clarion County PA Industrial Development Authority Revenue
	(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	1,043
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	3.000%	6/1/17	1,020	1,032
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/19	1,250	1,337
	Delaware County PA GO	5.000%	10/1/19	3,000	3,346
	Delaware County PA GO	5.000%	10/1/20	2,680	3,077
	Delaware County PA Industrial Development Authority Solid Waste Revenue
	(Scott Paper Co.) VRDO	0.670%	11/7/16	4,000	4,000
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17	1,070	1,078
3	Downingtown PA Area School District GO PUT	1.330%	5/1/19	5,075	5,081
3	Hempfield PA School District GO PUT	0.903%	8/1/19	8,865	8,797
	Hempfield PA School District GO VRDO	0.873%	8/1/19	1,905	1,889
1	Lancaster County PA Hospital Authority Health System Revenue
	(Lancaster General Hospital Project) TOB VRDO	0.660%	11/7/16	3,465	3,465
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	2.500%	12/15/17	3,075	3,130
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/18	600	629
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/19	500	550
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/20	820	926
	Lower Merion PA School District GO	4.000%	9/15/17	565	581

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Merion PA School District GO	4.000%	9/15/18	3,670	3,882
Lower Merion PA School District GO	5.000%	9/15/19	4,535	5,050
3 Manheim Township PA School District GO	0.639%	5/1/17	1,400	1,396
3 Manheim Township PA School District GO PUT	0.759%	5/1/18	6,850	6,777
2 Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	3.000%	1/1/17	1,000	1,002
2 Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	4.000%	7/1/18	1,100	1,147
Montgomery County PA GO	5.000%	4/1/19	1,840	2,015
Montgomery County PA GO VRDO	0.480%	11/1/16	8,350	8,350
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	1,000	1,094
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/18	1,000	1,046
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19	500	533
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/18	1,000	1,042
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/19	1,500	1,605
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,061
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,038
Montgomery County PA Industrial Development Authority Revenue
(New Regional Medical Center Project)	5.000%	2/1/17 (ETM)	995	1,006
1 Mount Lebanon PA School District GO TOB VRDO	0.770%	11/7/16	15,500	15,500
3 North Penn PA Water Authority Revenue	0.623%	11/1/17	1,100	1,098
3 North Penn PA Water Authority Revenue	0.703%	11/1/18	700	696
3 North Penn PA Water Authority Revenue PUT	0.853%	11/1/19	2,500	2,485
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	4.000%	8/15/19	940	1,006
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,128
3 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	2.030%	8/15/20	8,125	8,133
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.650%	11/7/16	6,790	6,790
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.000%	1/3/17	2,360	2,360
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	6,545	6,990
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19	4,830	5,336
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/20	1,090	1,206
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	5,170	5,718
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/22	8,000	8,226
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	11,130	11,245
Pennsylvania GO	5.000%	4/1/17	11,150	11,351
Pennsylvania GO	5.000%	4/1/18	35,410	37,392
Pennsylvania GO	5.000%	7/1/18	2,675	2,850
Pennsylvania GO	5.000%	8/15/18	15,170	16,230
Pennsylvania GO	5.000%	8/15/18	48,540	51,931
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	1.017%	7/1/17 (10)	1,020	1,017
Pennsylvania Higher Educational Facilities Authority Revenue
(Slippery Rock University Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,141
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/17	7,000	7,230
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	1.000%	5/1/17	1,300	1,300
Pennsylvania State University Revenue	4.000%	9/1/17	785	806
Pennsylvania State University Revenue	4.000%	9/1/17	1,680	1,726
Pennsylvania State University Revenue	5.000%	9/1/18	815	875
Pennsylvania State University Revenue	5.000%	9/1/18	2,850	3,061
Pennsylvania State University Revenue	5.000%	9/1/19	500	555
Pennsylvania State University Revenue	5.000%	9/1/19	4,200	4,664
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/18	1,250	1,348
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/19	1,260	1,401
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,161
3 Pennsylvania Turnpike Commission Revenue	0.969%	12/1/17	59,405	59,363
3 Pennsylvania Turnpike Commission Revenue	1.080%	12/1/17	15,000	14,965
3 Pennsylvania Turnpike Commission Revenue	1.230%	12/1/17	10,405	10,400
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (12)	2,650	2,814
3 Pennsylvania Turnpike Commission Revenue	1.069%	12/1/18	16,940	16,912

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Pennsylvania Turnpike Commission Revenue	1.230%	12/1/18	8,750	8,723
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	1,320	1,447
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	20,856
3 Pennsylvania Turnpike Commission Revenue PUT	1.430%	12/1/18	6,500	6,500
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.750%	11/7/16 (12)	3,245	3,245
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	4.000%	12/1/17	4,190	4,310
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,704
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,799
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	2,645	2,748
Philadelphia PA Gas Works Revenue	5.000%	10/1/17	4,500	4,664
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,775	2,980
Philadelphia PA Gas Works Revenue	5.000%	10/1/18 (2)	2,355	2,441
Philadelphia PA Gas Works Revenue	5.000%	10/1/18	7,500	8,035
Philadelphia PA Gas Works Revenue	5.000%	10/1/19	6,500	7,169
Philadelphia PA Gas Works Revenue	5.000%	10/1/20	3,500	3,954
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.520%	11/1/16	2,100	2,100
2 Philadelphia PA School District GO	5.000%	9/1/17	1,000	1,027
Philadelphia PA School District GO	5.000%	9/1/17	5,095	5,236
2 Philadelphia PA School District GO	5.000%	9/1/18	1,000	1,057
Philadelphia PA School District GO	5.000%	9/1/18	6,400	6,773
2 Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,895
2 Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,895
2 Philadelphia PA School District GO	5.000%	9/1/20	2,975	3,287
2 Philadelphia PA School District GO	5.000%	9/1/20	4,000	4,420
Philadelphia PA TRAN	2.000%	6/30/17	19,270	19,416
Philadelphia PA Water & Waste Water Revenue VRDO	0.600%	11/7/16 LOC	10,000	10,000
1 Southcentral Pennsylvania General Authority Revenue
(WellSpan Health Obligated Group) TOB VRDO	0.670%	11/7/16	9,710	9,710
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/18 (15)	500	537
2 State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/17	2,250	2,294
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/19	3,395	3,780
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/20	3,515	4,034
3 University Area Joint Authority Pennsylvania Sewer Revenue PUT	1.030%	11/1/17	2,900	2,897
West Chester University Pennsylvania Student Housing Revenue BAN	0.650%	2/1/17	8,700	8,697
West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,774
3 York County PA GO PUT	0.659%	6/1/17	31,555	31,524
				739,792
Rhode Island (0.3%)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/17 (ETM)	2,640	2,732
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18	2,990	3,141
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,420
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/17	14,715	15,028
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/18	1,250	1,322
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/19	1,760	1,916
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/20	1,500	1,676
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/17 (4)	1,815	1,834
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,031
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,679
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,586
				38,365
South Carolina (0.9%)
3 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	1.042%	1/1/18	8,770	8,762
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/18	700	752
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/19	1,000	1,105
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,750

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/20	1,000	1,131
Richland County SC School District No. 2 GO	5.000%	4/1/19	5,525	6,059
South Carolina Association of Governmental Organizations COP	2.000%	3/1/17	47,500	47,710
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/16	1,300	1,305
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/17	2,305	2,405
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/18	1,000	1,080
South Carolina GO	4.000%	4/1/17	2,520	2,555
South Carolina GO	5.000%	4/1/17	1,880	1,914
South Carolina GO	5.000%	4/1/18	635	672
South Carolina GO	5.000%	4/1/18	765	810
South Carolina GO	5.000%	4/1/18	1,975	2,091
South Carolina GO	4.000%	4/1/19	1,170	1,256
South Carolina GO	5.000%	4/1/19	805	883
South Carolina GO	5.000%	4/1/19	2,520	2,766
South Carolina GO	5.000%	4/1/19	745	818
South Carolina GO	5.000%	4/1/19	665	730
South Carolina GO	5.000%	4/1/19	2,610	2,864
South Carolina GO	4.000%	4/1/20	1,535	1,689
South Carolina GO	5.000%	8/1/20	10,000	11,455
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	650	669
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	870	926
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	7,205	7,888
1 South Carolina Public Service Authority Revenue TOB VRDO	0.720%	11/7/16	6,525	6,525
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	4.000%	12/1/17 (15)	675	696
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	4.000%	12/1/18 (15)	1,715	1,809
				121,075
South Dakota (0.0%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	2.000%	11/1/16	410	410
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/16	500	500
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/17	450	459
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/17	500	510
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/18	500	519
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/18	675	714
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/19	395	428
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/19	600	666
				4,206
Tennessee (1.1%)
1 Blount County TN Public Building Authority Revenue TOB VRDO	0.640%	11/7/16 LOC	13,485	13,485
Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,552
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	3.000%	4/1/17	2,130	2,148
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	4.000%	4/1/18	2,000	2,082
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,157
2 Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/19	385	421
2 Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/20	1,000	1,123
Memphis TN Electric System Revenue	5.000%	12/1/17	5,230	5,470
Memphis TN GO	5.000%	11/1/19	4,720	5,274
Metropolitan Government of Nashville & Davidson County TN GO	5.500%	7/1/19	13,640	15,255
2 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	11,500	11,519
1 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) TOB VRDO	0.660%	11/7/16	9,900	9,900
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	5,655
Montgomery County TN Public Building Auth. Pooled Financial Rev.
(Tennessee County Loan Pool) VRDO	0.590%	11/1/16 LOC	3,000	3,000
Montgomery County TN Public Building Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.590%	11/1/16 LOC	2,100	2,100
Murfreesboro TN GO	5.000%	6/1/19	2,160	2,382
Shelby County TN GO	4.000%	4/1/18	600	627
Shelby County TN GO	5.000%	4/1/18	4,085	4,325
Shelby County TN GO	5.000%	4/1/18	7,060	7,475
Shelby County TN GO	5.000%	4/1/19	750	822
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.520%	11/1/16 (4)	2,500	2,500

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	5,000	5,047
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	3,165	3,268
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	5,150	5,380
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	8,815	9,487
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	15,000	16,537
Tennessee GO	5.000%	10/1/18	1,030	1,111
Tennessee GO	5.000%	8/1/19	8,125	9,021
Williamson County TN GO	5.000%	4/1/19	4,070	4,470
				155,593
Texas (14.6%)
Aldine TX Independent School District GO	4.000%	2/15/18	1,755	1,825
Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,529
Arlington TX Independent School District GO	4.000%	2/15/18	1,375	1,430
Arlington TX Independent School District GO	4.000%	2/15/19	1,225	1,308
Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,351
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/18	500	533
Austin TX GO	5.000%	9/1/19	1,250	1,389
Bexar County TX GO	5.000%	6/15/20	7,840	8,894
Bexar County TX GO	5.000%	6/15/20	2,595	2,944
Board of Regents of the Texas A&M University System Revenue Financing System Revenue	4.000%	5/15/17	4,500	4,581
Board of Regents of the Texas A&M University System Revenue Financing System Revenue	4.000%	5/15/17	2,000	2,036
Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	6,203
Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,410
Carrollton-Farmers Branch TX Independent School District GO	3.000%	2/15/18	7,800	8,005
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17	500	503
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	500	523
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	6,109
Coastal Bend TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.880%	11/3/16 (4)	24,350	24,350
Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,646
Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,510
Cypress-Fairbanks TX Independent School District GO PUT	0.900%	8/15/18	7,590	7,544
Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/15/18	9,865	10,193
Cypress-Fairbanks TX Independent School District GO PUT	4.000%	8/15/19	19,290	20,753
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/16 (Prere.)	1,250	1,254
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	12,000	13,078
Dallas TX GO	5.000%	2/15/17	4,150	4,203
Dallas TX GO	5.000%	2/15/18	3,250	3,422
Dallas TX GO	5.000%	2/15/19	6,215	6,776
Dallas TX GO	5.000%	2/15/19	8,565	9,339
Dallas TX GO	5.000%	2/15/20	1,245	1,402
Dallas TX GO	5.000%	2/15/20	7,165	8,068
Dallas TX Independent School District GO	5.000%	2/15/19	5,500	6,001
Dallas TX Independent School District GO PUT	3.000%	2/15/17	7,000	7,045
Dallas TX Independent School District GO PUT	1.500%	8/15/18	24,500	24,645
Dallas TX Independent School District GO PUT	5.000%	2/15/19	14,000	15,206
Dallas TX Independent School District GO PUT	5.000%	2/15/20	12,500	13,984
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/20	3,000	3,444
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	2,000	2,000
Denton County TX GO	4.000%	7/15/19	1,250	1,349
Denton County TX GO	5.000%	7/15/20	1,100	1,254
Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,700
Denton TX Independent School District GO PUT	2.000%	8/1/18	4,855	4,928
Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/19	1,435	1,591
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,194
El Paso TX GO	5.000%	8/15/18	5,000	5,353
El Paso TX GO	5.000%	8/15/19	3,500	3,871
El Paso TX Water & Sewer Revenue	3.000%	3/1/17	2,045	2,061
El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,562
El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,000	1,068
El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,575
Fort Bend County TX GO	5.000%	3/1/19	2,000	2,182
Fort Bend TX Independent School District GO PUT	2.000%	8/1/17	14,715	14,835
Fort Bend TX Independent School District GO PUT	0.900%	8/1/18	5,500	5,478
Fort Worth TX GO	4.000%	3/1/18	5,080	5,291
Fort Worth TX GO	5.000%	3/1/19	5,000	5,460
Fort Worth TX Independent School District GO	5.000%	2/15/18	1,815	1,911
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,510
Friendswood TX Independent School District GO	5.000%	2/15/19	1,810	1,972
Frisco TX GO	4.000%	2/15/18	6,270	6,520

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Frisco TX GO	4.000%	2/15/19	7,650	8,165
Frisco TX GO	5.000%	2/15/20	8,435	9,480
Garland TX GO	5.000%	2/15/18	10,730	11,299
Garland TX GO	5.000%	2/15/19	3,000	3,270
2 Garland TX Independent School District GO	2.000%	2/15/17	6,070	6,094
2 Garland TX Independent School District GO	4.000%	2/15/18	13,005	13,524
Georgetown TX Independent School District GO PUT	2.500%	8/1/17	9,345	9,456
Grand Parkway Transportation Corp. Texas System Toll Revenue BAN	3.000%	12/15/16	195,465	195,930
Grand Prairie TX Independent School District GO	5.000%	2/15/18	1,135	1,195
Grand Prairie TX Independent School District GO	5.000%	2/15/19	2,420	2,638
1 Grapevine-Colleyville TX Independent School District GO TOB PUT	0.700%	11/3/16	22,090	22,090
Harlandale TX Independent School District GO PUT	2.000%	8/15/18	25,000	25,373
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/17	3,500	3,631
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/18	2,000	2,150
Harris County TX GO	5.000%	10/1/18	3,675	3,960
Harris County TX GO	5.000%	10/1/18	2,800	3,017
Harris County TX GO	5.000%	10/1/19	1,550	1,728
Harris County TX GO	5.000%	8/15/20	4,250	4,859
Harris County TX GO	5.000%	10/1/20	4,635	5,317
Harris County TX GO	5.000%	10/1/20	3,005	3,447
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.890%	11/3/16 (4)	19,475	19,475
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.890%	11/3/16 (4)	10,600	10,600
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.540%	11/1/16	3,300	3,300
1 Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue TOB VRDO	0.680%	11/7/16	6,660	6,660
3 Harris County TX Toll Road Revenue	1.260%	8/15/17	5,260	5,261
3 Harris County TX Toll Road Revenue PUT	1.330%	8/15/18	34,250	34,235
1 Houston TX Airport System Revenue TOB VRDO	0.660%	11/7/16	12,000	12,000
1 Houston TX Airport System Revenue TOB VRDO	0.780%	11/7/16 (4)(3)	49,500	49,500
Houston TX GO	4.000%	3/1/17	2,075	2,098
Houston TX GO	4.000%	3/1/17	9,000	9,100
Houston TX GO	5.000%	3/1/18	11,835	12,474
Houston TX GO	5.000%	3/1/20	15,000	16,834
Houston TX GO	5.000%	3/1/20	3,030	3,401
Houston TX GO	5.000%	3/1/20	11,775	12,865
Houston TX GO	5.000%	3/1/21	17,700	20,402
Houston TX Independent School District GO	5.000%	2/15/19	17,515	19,093
Houston TX Independent School District GO	5.000%	2/15/20	18,970	21,353
Houston TX Independent School District GO PUT	0.950%	6/1/17	16,000	16,005
Houston TX Independent School District GO PUT	4.000%	6/1/17	3,400	3,460
Houston TX Independent School District Public Facilities Corp. Lease Revenue	5.000%	9/15/17	8,040	8,332
Houston TX Utility System Revenue	3.000%	11/15/16	1,865	1,867
Houston TX Utility System Revenue	5.000%	11/15/16	2,000	2,003
Houston TX Utility System Revenue	5.000%	11/15/17	3,000	3,131
Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,087
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	4,260	4,458
Houston TX Utility System Revenue	5.000%	11/15/18	5,495	5,942
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,892
Houston TX Utility System Revenue	5.000%	11/15/19	3,285	3,673
3 Houston TX Utility System Revenue PUT	1.530%	5/1/20	19,500	19,415
Humble TX Independent School District GO	5.000%	2/15/19	1,135	1,237
Humble TX Independent School District GO	5.000%	2/15/20	5,260	5,921
Humble TX Independent School District GO	5.000%	2/15/20	2,060	2,318
Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,251
Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,728
3 Katy TX Independent School District GO PUT	0.908%	8/15/19	14,590	14,665
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	4.000%	8/15/17	1,000	1,022
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	4.000%	8/15/18	1,055	1,105
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	4.000%	8/15/19	1,100	1,172
Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,607
Klein TX Independent School District GO	5.000%	8/1/19	2,000	2,214
Lewisville TX Independent School District GO	5.000%	8/15/19	3,500	3,880
Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,124
Lubbock TX GO	5.000%	2/15/18	1,240	1,303
Lubbock TX GO	5.000%	2/15/18	4,080	4,288
Lubbock TX GO	5.000%	2/15/18	2,500	2,627
Lubbock TX GO	5.000%	2/15/19	1,000	1,087

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lubbock TX GO	5.000%	2/15/20	1,150	1,288
Lubbock TX GO	5.000%	2/15/20	1,000	1,120
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	1.000%	1/3/17	9,475	9,475
Missouri City TX GO	4.000%	6/15/19	1,000	1,074
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	4.000%	11/1/21	730	800
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	803
North East TX Independent School District GO PUT	2.000%	8/1/18	4,815	4,889
North Texas Tollway Authority System Revenue	3.000%	1/1/17	1,000	1,003
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,000	1,035
North Texas Tollway Authority System Revenue	4.000%	1/1/18	600	621
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	2,500	2,642
North Texas Tollway Authority System Revenue	5.000%	1/1/19	2,265	2,453
North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	757
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,317
3 North Texas Tollway Authority System Revenue PUT	1.300%	1/1/20	29,690	29,771
Northside Independent School District Texas GO	5.000%	2/15/19	2,505	2,729
Northside Independent School District Texas GO PUT	1.650%	8/1/18	11,250	11,353
Northside Independent School District Texas GO PUT	2.125%	8/1/20	6,470	6,485
Pasadena TX Independent School District GO	5.000%	2/15/18	2,295	2,419
Pflugerville TX Independent School District GO	5.000%	2/15/17 (Prere.)	3,760	3,807
Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,914
Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,545
Plano TX Independent School District GO	5.000%	2/15/19	17,220	18,772
Plano TX Independent School District GO	5.000%	2/15/20	20,980	23,615
Richardson TX Independent School District GO	5.000%	2/15/19	1,920	2,095
Rockwall TX GO	4.000%	8/1/18	1,505	1,584
Rockwall TX GO	5.000%	8/1/19	2,300	2,543
2 Round Rock TX Independent School District GO	4.000%	8/1/18	5,435	5,727
Round Rock TX Independent School District GO	4.500%	8/1/18	1,335	1,418
Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	1,987
Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,141
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/18	6,000	6,309
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	16,360	17,814
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	7,850	7,858
3 San Antonio TX Electric & Gas Systems Revenue PUT	0.910%	2/1/17	45,000	44,992
3 San Antonio TX Electric & Gas Systems Revenue PUT	1.010%	2/1/18	27,250	27,175
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,150	10,300
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/19	45,000	47,306
San Antonio TX GO	5.000%	2/1/18	3,250	3,418
San Antonio TX Independent School District GO	5.000%	2/15/18	5,525	5,824
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,270	7,382
San Antonio TX Water Revenue	5.000%	5/15/18	500	531
San Antonio TX Water Revenue	5.000%	5/15/19	250	275
3 San Antonio TX Water Revenue PUT	1.310%	11/1/16	22,940	22,939
3 San Antonio TX Water Revenue PUT	1.030%	11/1/17	19,375	19,381
Spring Branch TX Independent School District GO	5.000%	2/1/18	2,095	2,202
Spring Branch TX Independent School District GO	5.000%	2/1/18	3,000	3,154
Spring Branch TX Independent School District GO	5.000%	2/1/18	1,390	1,461
Spring Branch TX Independent School District GO	5.000%	2/1/19	10,000	10,886
Spring Branch TX Independent School District GO	5.000%	2/1/19	2,615	2,847
Spring Branch TX Independent School District GO	5.000%	2/1/20	1,915	2,153
Spring Branch TX Independent School District GO PUT	1.050%	6/15/17	38,000	38,000
Spring TX Independent School District GO	4.000%	8/15/18	3,000	3,161
Spring TX Independent School District GO	5.000%	8/15/19	1,000	1,108
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/17	1,100	1,142
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	4.000%	10/1/18	1,350	1,427
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,762
Tarrant County TX GO	5.000%	7/15/18 (Prere.)	2,000	2,140
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/20	7,000	7,942
Texas GO	5.000%	10/1/18	4,650	5,015
Texas GO	5.000%	10/1/18	3,400	3,667
Texas GO	5.000%	10/1/19	14,150	15,784
Texas GO PUT	2.000%	2/1/18	2,625	2,625
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/16	5,335	5,362

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/17	4,000	4,159
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	10,900	11,367
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	9,945	10,218
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18	4,500	4,818
Texas Public Finance Authority Revenue	5.000%	2/1/17	1,800	1,820
Texas Public Finance Authority Revenue	5.000%	2/1/17	2,800	2,831
Texas Public Finance Authority Revenue	5.000%	2/1/18	1,100	1,155
Texas Public Finance Authority Revenue	5.000%	2/1/18	2,205	2,315
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/16 (15)	1,000	1,000
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/17 (15)	2,615	2,714
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/17	21,000	21,312
Texas Transportation Commission GO	5.000%	10/1/17	5,660	5,882
2 Texas Transportation Commission GO	5.000%	4/1/18	6,400	6,773
Texas Transportation Commission GO	5.000%	10/1/18	17,930	19,336
Texas Transportation Commission GO	5.000%	4/1/19	2,800	3,073
2 Texas Transportation Commission GO	5.000%	4/1/19	5,335	5,846
Texas Transportation Commission GO	5.000%	10/1/20	2,350	2,701
3 Texas Transportation Commission Mobility Fund GO PUT	1.010%	10/1/18	50,000	49,736
Texas Transportation Commission Revenue	4.000%	10/1/17	35,350	36,410
Texas Transportation Commission Revenue	5.000%	4/1/18	6,500	6,880
Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	31,766
Texas Transportation Commission Revenue	5.000%	10/1/18	33,425	36,026
Texas Transportation Commission Revenue	5.000%	4/1/19	4,000	4,384
Texas Transportation Commission Revenue	5.000%	10/1/19	16,000	17,833
Texas Transportation Commission Revenue	5.000%	10/1/19	18,470	20,586
Texas Transportation Commission Revenue	5.000%	10/1/20	19,000	21,813
3 Texas Transportation Commission Revenue PUT	0.980%	4/1/17	57,950	57,926
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	19,500	21,834
Texas Water Development Board Revenue	4.000%	4/15/18	4,360	4,561
Texas Water Development Board Revenue	4.000%	10/15/18	7,380	7,827
Texas Water Development Board Revenue	5.000%	4/15/19	6,940	7,610
Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,389
Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	2,088
2 Tomball TX Independent School District GO	5.000%	2/15/18	1,350	1,421
Tomball TX Independent School District GO PUT	1.100%	8/15/19	4,500	4,465
University of North Texas Revenue	5.000%	4/15/17	725	739
University of Texas Permanent University Fund Revenue	5.000%	7/1/18	1,235	1,320
University of Texas Permanent University Fund Revenue	5.000%	7/1/18	2,095	2,239
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	3,210	3,551
University of Texas Permanent University Fund Revenue	5.000%	7/1/20	1,000	1,139
University of Texas System Revenue Financing System Revenue	4.000%	8/15/18	3,850	4,063
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	2,900	3,112
2 University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	5,520	5,911
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	10,000	11,100
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	2,300	2,553
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	4,010	4,451
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	4,189
Williamson County TX GO	5.000%	2/15/20	1,055	1,186
Williamson County TX GO PUT	1.450%	8/15/18	5,000	5,022
				2,022,163
Utah (0.3%)
University of Utah Revenue	4.000%	8/1/18	725	764
University of Utah Revenue	5.000%	8/1/19	1,000	1,107
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,082
Utah GO	5.000%	7/1/17	2,715	2,793
Utah GO	5.000%	7/1/18	2,925	3,127
Utah Transit Authority Sales Tax Revenue	1.350%	12/15/16 (Prere.)	37,000	37,028
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,187
				47,088
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	3.000%	12/1/16	1,000	1,002
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	3.000%	12/1/17	500	511
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	3.000%	12/1/18	500	519
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	4.000%	12/1/19	475	513

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	4.000%	12/1/20	500	551
Vermont GO	4.000%	8/15/19	2,615	2,835
				5,931
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	4.000%	9/1/17	600	610
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,548
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,516
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,000	2,151
				7,825
Virginia (1.6%)
Chesterfield County VA GO	5.000%	1/1/19	5,375	5,847
Chesterfield County VA GO	5.000%	1/1/20	8,940	10,055
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/18	4,610	4,988
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/19	5,160	5,776
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/17	3,730	3,841
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/18	2,150	2,276
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/19	2,000	2,228
Fairfax County VA GO	4.000%	4/1/20	1,100	1,209
3 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group) PUT	2.530%	2/1/17	6,500	6,512
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	4.000%	11/1/16	1,390	1,390
Henrico County VA GO	5.000%	8/1/18	1,565	1,678
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	3.000%	1/1/19	300	310
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	3.000%	1/1/20	450	469
Loudoun County VA GO	5.000%	12/1/18	5,120	5,556
Loudoun County VA GO	5.000%	12/1/19	5,105	5,733
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	0.700%	12/1/16	6,250	6,249
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	1.750%	5/16/19	10,000	10,131
Newport News VA Economical Development Authority Residential Care Facilities Revenue	2.000%	12/1/18	450	449
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/19	1,215	1,275
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/20	2,705	2,865
Norfolk VA Water Revenue	5.000%	11/1/18	725	783
Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19	1,875	1,869
Richmond VA GO	5.000%	3/1/18	3,330	3,513
Richmond VA GO	5.000%	3/1/19	3,710	4,053
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/17	3,500	3,595
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	3/1/18	3,170	3,345
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	3/1/19	1,000	1,092
Virginia Beach VA GO	5.000%	4/1/19	1,025	1,125
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	11,275	11,857
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	4,095	4,461
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	1,000	1,089
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	14,875	16,204
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	10,295	11,776
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,030	8,544
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	6,755	7,441
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/20	7,095	8,069
Virginia GO	5.000%	6/1/17	1,000	1,025
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	7,890	8,453
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	10,170	10,896
Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,639
Virginia Public School Authority Revenue	5.000%	8/1/20	6,015	6,885
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/17	12,385	12,631
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/18	13,000	13,782
				225,964
Washington (2.5%)
3 Everett WA GO PUT	1.030%	12/1/19	3,725	3,672
3 Grant County WA Public Utility District No. 2 Electric System Revenue PUT	0.950%	12/1/17	10,000	9,969
King County WA (Bellevue School District) GO	5.000%	12/1/16	3,125	3,136

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
King County WA GO	5.000%	1/1/18	2,000	2,098
King County WA GO	5.000%	7/1/18	7,515	8,033
King County WA GO	5.000%	12/1/18	2,745	2,976
King County WA GO	4.000%	6/1/19	3,610	3,887
King County WA GO	5.000%	12/1/19	2,885	3,233
King County WA Sewer Revenue	5.250%	1/1/18 (Prere.)	35,000	36,796
4 King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	2,500	2,643
Pierce County WA School District No. 10 (Tacoma) GO	3.000%	6/1/18	6,500	6,716
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/18	5,000	5,417
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/19	5,000	5,380
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/19	3,500	3,919
Port of Seattle WA Revenue	5.000%	3/1/19	4,500	4,914
Seattle WA GO	5.000%	6/1/18	6,455	6,880
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17	3,320	3,438
3 Seattle WA Municipal Light & Power Revenue PUT	1.310%	11/1/18	6,750	6,751
3 Seattle WA Municipal Light & Power Revenue PUT	1.310%	11/1/18	8,250	8,251
Seattle WA Water System Revenue	5.000%	5/1/18	5,850	6,211
1 TES Properties Washington Lease Revenue TOB VRDO	0.660%	11/7/16	10,125	10,125
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/17	4,130	4,228
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/18	3,215	3,409
2 University of Washington Revenue	5.000%	12/1/18	1,135	1,230
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,098
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	2,300	2,419
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,570
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,531
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	14,960
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,359
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	21,716
Washington GO	5.000%	2/1/18	4,375	4,601
Washington GO	5.500%	7/1/18	21,675	23,335
Washington GO	5.000%	8/1/18	4,280	4,586
Washington GO	5.000%	8/1/18	11,745	12,585
Washington GO	5.000%	1/1/19 (Prere.)	2,000	2,173
Washington GO	5.000%	2/1/19	4,590	4,998
Washington GO	5.000%	2/1/19	7,365	8,019
Washington GO	5.000%	7/1/19	22,835	25,220
Washington GO	5.000%	7/1/19	21,620	23,878
Washington GO	5.000%	8/1/19	4,500	4,984
1 Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	0.750%	11/7/16	9,690	9,690
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,427
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/17	300	304
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	262
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	4.375%	1/1/21	6,500	6,548
				340,575
West Virginia (0.1%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,028
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,018
West Virginia GO	5.000%	6/1/20	1,400	1,591
3 West Virginia University Revenue PUT	1.160%	10/1/19	3,500	3,494
				16,131
Wisconsin (1.5%)
Milwaukee WI GO	2.000%	10/1/17	53,750	54,345
Milwaukee WI GO	4.000%	3/15/18	15,085	15,728
Milwaukee WI GO	3.000%	3/1/19	13,575	14,196
Milwaukee WI GO	4.000%	3/1/20	13,130	14,380
Wisconsin GO	4.000%	11/1/16	6,205	6,205
Wisconsin GO	5.000%	5/1/17	1,000	1,022
Wisconsin GO	5.000%	5/1/18	13,160	13,979
Wisconsin GO	5.000%	5/1/19 (2)	4,000	4,399
Wisconsin GO	5.000%	5/1/19	13,270	14,595
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	4.000%	3/1/18	7,500	7,805
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	4.000%	5/30/19	13,325	14,312
2 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	1.375%	12/3/19	21,000	20,997

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.660%	11/7/16	750	750
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,268
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	1.250%	8/15/17	11,345	11,370
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/16	1,660	1,663
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/17	1,000	1,043
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/18	750	810
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	425	446
Wisconsin Transportation Revenue	5.000%	7/1/19	2,220	2,454
				201,767
Total Tax-Exempt Municipal Bonds (Cost $13,916,281)				13,934,326

			Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
5 Vanguard Municipal Cash Management Fund (Cost $284,365)	0.614%		2,843,649	284,365
Total Investments (102.7%) (Cost $14,200,646)				14,218,691

				Amount
				($000)
Other Assets and Liabilities (-2.7%)
Other Assets
Investment in Vanguard				1,017
Receivables for Investment Securities Sold				58,505
Receivables for Accrued Income				100,923
Receivables for Capital Shares Issued				19,032
Other Assets[4]				3,343
Total Other Assets				182,820
Liabilities
Payables for Investment Securities Purchased				(529,400)
Payables for Capital Shares Redeemed				(20,561)
Payables for Distributions				(3,584)
Payables to Vanguard				(9,148)
Other Liabilities				(144)
Total Liabilities				(562,837)
Net Assets (100%)				13,838,674

Short-Term Tax-Exempt Fund

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	13,829,782
Undistributed Net Investment Income	15
Accumulated Net Realized Losses	(9,302)
Unrealized Appreciation (Depreciation)
Investment Securities	18,045
Futures Contracts	134
Net Assets	13,838,674

Investor Shares—Net Assets
Applicable to 78,123,236 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,234,301
Net Asset Value Per Share—Investor Shares	$15.80

Admiral Shares—Net Assets
Applicable to 797,774,230 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,604,373
Net Asset Value Per Share—Admiral Shares	$15.80

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $1,356,443,000, representing 9.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2016.
3 Adjustable-rate security.
4 Securities with a value of $1,170,000 and cash of $1,913,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Short-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Interest[1]	130,062
Total Income	130,062
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,360
Management and Administrative—
Investor Shares	1,881
Management and Administrative—
Admiral Shares	7,602
Marketing and Distribution—
Investor Shares	349
Marketing and Distribution—
Admiral Shares	1,276
Custodian Fees	134
Auditing Fees	34
Shareholders’ Reports—Investor Shares	56
Shareholders’ Reports—Admiral Shares	96
Trustees’ Fees and Expenses	6
Total Expenses	12,794
Net Investment Income	117,268
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,099
Futures Contracts	1,172
Realized Net Gain (Loss)	4,271
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(29,824)
Futures Contracts	134
Change in Unrealized Appreciation
(Depreciation)	(29,690)
Net Increase (Decrease) in Net Assets
Resulting from Operations	91,849

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $694,000 and $0, respectively.

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	117,268	96,261
Realized Net Gain (Loss)	4,271	3,187
Change in Unrealized Appreciation (Depreciation)	(29,690)	(29,986)
Net Increase (Decrease) in Net Assets Resulting from Operations	91,849	69,462
Distributions
Net Investment Income
Investor Shares	(10,656)	(10,509)
Admiral Shares	(106,557)	(85,757)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(117,213)	(96,266)
Capital Share Transactions
Investor Shares	(129,503)	(342,747)
Admiral Shares	1,598,387	(47,403)
Net Increase (Decrease) from Capital Share Transactions	1,468,884	(390,150)
Total Increase (Decrease)	1,443,520	(416,954)
Net Assets
Beginning of Period	12,395,154	12,812,108
End of Period[1]	13,838,674	12,395,154

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $15,000 and ($3,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.83	$15.86	$15.87	$15.93	$15.90
Investment Operations
Net Investment Income	.131	.110	.115	.141	.171
Net Realized and Unrealized Gain (Loss)
on Investments	(. 030)	(. 030)	(.010)	(. 060)	.030
Total from Investment Operations	.101	.080	.105	. 081.201
Distributions
Dividends from Net Investment Income	(.131)	(.110)	(.115)	(.141)	(.171)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.131)	(.110)	(.115)	(.141)	(.171)
Net Asset Value, End of Period	$15.80	$15.83	$15.86	$15.87	$15.93

Total Return[1]	0.64%	0.51%	0.66%	0.51%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,234	$1,366	$1,713	$1,822	$2,103
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	0.83%	0.70%	0.72%	0.89%	1.07%
Portfolio Turnover Rate	29%	32%	27%	30%	29%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.83	$15.86	$15.87	$15.93	$15.90
Investment Operations
Net Investment Income	.147	.123	.128	.154	.183
Net Realized and Unrealized Gain (Loss)
on Investments	(. 030)	(. 030)	(.010)	(. 060)	.030
Total from Investment Operations	.117	.093	.118	.094	.213
Distributions
Dividends from Net Investment Income	(.147)	(.123)	(.128)	(.154)	(.183)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.147)	(.123)	(.128)	(.154)	(.183)
Net Asset Value, End of Period	$15.80	$15.83	$15.86	$15.87	$15.93

Total Return[1]	0.74%	0.59%	0.74%	0.59%	1.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,604	$11,029	$11,100	$10,240	$9,351
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.93%	0.78%	0.80%	0.97%	1.15%
Portfolio Turnover Rate	29%	32%	27%	30%	29%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

Short-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $1,017,000, representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,934,326	—
Temporary Cash Investments	284,365	—	—
Futures Contracts—Assets[1]	176	—	—
Futures Contracts—Liabilities[1]	(46)	—	—
Total	284,495	13,934,326	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2016	(650)	(141,792)	50
10-Year U.S. Treasury Note	December 2016	518	67,146	84

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Short-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $4,054,000 to offset taxable capital gains realized during the year ended October 31, 2016. At October 31, 2016, the fund had available capital losses totaling $9,023,000 to offset future net capital gains through October 31, 2019.

At October 31, 2016, the cost of investment securities for tax purposes was $14,200,790,000. Net unrealized appreciation of investment securities for tax purposes was $17,901,000, consisting of unrealized gains of $31,032,000 on securities that had risen in value since their purchase and $13,131,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $3,709,642,000 of investment securities and sold $2,978,523,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2016, such purchases and sales were $907,225,000 and $1,506,683,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	369,389	23,343	401,348	25,349
Issued in Lieu of Cash Distributions	8,661	547	8,366	529
Redeemed	(507,553)	(32,076)	(752,461)	(47,532)
Net Increase (Decrease) —Investor Shares	(129,503)	(8,186)	(342,747)	(21,654)
Admiral Shares
Issued	5,819,980	367,752	4,552,621	287,626
Issued in Lieu of Cash Distributions	75,295	4,758	61,696	3,898
Redeemed	(4,296,888)	(271,522)	(4,661,720)	(294,494)
Net Increase (Decrease) —Admiral Shares	1,598,387	100,988	(47,403)	(2,970)

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMLTX	VMLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.08%	1.20%

Financial Attributes
		Bloomberg
		Barclays	Bloomberg
		1–5 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	3,834	16,635	49,796
Yield to Maturity
(before expenses)	1.2%	1.2%	2.0%
Average Coupon	3.9%	4.9%	4.8%
Average Duration	2.5 years	2.7 years	5.9 years
Average Stated
Maturity	3.2 years	3.2 years	12.9 years
Short-Term Reserves	8.8%	—	—

Largest Area Concentrations[2]
New York	13.3%
Texas	10.8
California	10.7
Pennsylvania	5.2
New Jersey	5.0
Massachusetts	4.8
Ohio	4.2
Illinois	4.1
Florida	4.0
Maryland	3.5
Top Ten	65.6%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.95	0.69
Beta	0.99	0.37

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)
Under 6 Months	14.8%
6 Months–1 Year	7.1
1–2 Years	15.0
2–3 Years	13.0
3–4 Years	14.5
4–5 Years	13.4
Over 5 Years	22.2

Distribution by Credit Quality (% of portfolio)

AAA	18.7%
AA	55.4
A	19.1
BBB	4.8
BB	0.4
B or Lower	0.4
Not Rated	1.2

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense
Investor Shares and 0.09% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2006–October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2016		of a $10,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund
Investor Shares	1.31%	1.56%	2.55%	$12,859
Bloomberg Barclays 1–5 Year Municipal
Bond Index	1.09	1.71	3.02	13,464
1–5 Year Municipal Funds Average[1]	0.94	1.13	1.89	12,060
Bloomberg Barclays Municipal Bond Index	4.06	4.34	4.57	15,637

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Limited-Term Tax-Exempt Fund Admiral Shares	1.41%	1.64%	2.63%	$64,810
Bloomberg Barclays 1–5 Year Municipal Bond Index	1.09	1.71	3.02	67,318
Bloomberg Barclays Municipal Bond Index	4.06	4.34	4.57	78,184

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2006–October 31, 2016
				Bloomberg
				Barclays
				1–5 Year
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2007	3.53%	0.09%	3.62%	3.90%
2008	3.43	-0.75	2.68	3.92
2009	2.92	3.00	5.92	7.51
2010	2.40	1.64	4.04	4.32
2011	2.25	-0.72	1.53	2.15
2012	1.94	0.99	2.93	3.17
2013	1.67	-1.07	0.60	0.93
2014	1.63	0.18	1.81	1.98
2015	1.51	-0.36	1.15	1.39
2016	1.49	-0.18	1.31	1.09

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	8/31/1987	1.76%	1.51%	2.29%	0.30%	2.59%
Admiral Shares	2/12/2001	1.86	1.60	2.37	0.30	2.67

Limited-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.9%)
Alabama (0.5%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/23	14,310	17,193
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	1.850%	11/1/22	9,000	8,985
Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,203
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,165
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,784
Birmingham AL Special Care Facilities Financing Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	4,425	4,428
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	1,000	1,205
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	430	514
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	10,000	11,005
Houston County AL Health Care Authority Revenue	5.000%	10/1/24	2,000	2,357
Houston County AL Health Care Authority Revenue	5.000%	10/1/25	1,000	1,187
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,151
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,495
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	5,060
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,387
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,671
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,580
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,429
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.625%	10/2/18	10,000	10,071
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,496
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	600	709
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	1,000	1,182
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/22 (15)	3,485	4,105
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/23 (15)	3,660	4,389
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/24 (15)	3,845	4,678
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,693
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	3,703
University of Alabama General Revenue	5.000%	7/1/18	4,680	4,997
University of Alabama General Revenue	5.000%	7/1/19	5,345	5,903
University of South Alabama University Facilities Revenue	5.000%	11/1/20	1,395	1,590
University of South Alabama University Facilities Revenue	5.000%	11/1/21	825	961
University of South Alabama University Facilities Revenue	5.000%	11/1/22	1,080	1,281
				119,557
Alaska (0.4%)
Alaska GO	5.000%	8/1/22	5,590	6,660
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,629
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,852
1 Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	1,740	2,059
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	3,021
1 Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	4,785	5,712
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	2,000	2,189
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/21	10,140	11,618
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/22	10,265	11,992
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/23	13,515	16,051
Alaska State International Airport Revenue	5.000%	10/1/23	500	611
Alaska State International Airport Revenue	5.000%	10/1/24	1,500	1,856

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anchorage AK GO	5.000%	9/1/21	2,000	2,339
Anchorage AK GO	5.000%	9/1/21	2,605	3,046
Anchorage AK GO	5.000%	9/1/21	1,000	1,169
Anchorage AK GO	5.000%	9/1/22	2,000	2,395
Anchorage AK GO	5.000%	9/1/22	1,665	1,994
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,954
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,259
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22	1,450	1,714
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/23	4,150	4,985
North Slope Borough AK GO	5.000%	6/30/18	13,035	13,886
				102,991
Arizona (1.5%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/19	2,140	2,369
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20	6,000	6,836
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/20	1,700	1,939
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	975	1,142
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	300	351
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	5,000	5,857
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	10,000	11,715
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	625	732
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	455	546
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,190	3,826
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,185	3,820
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	425	510
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	600	720
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	650	794
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	750	916
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	1,500	1,831
Arizona COP	5.000%	10/1/17	1,000	1,038
Arizona COP	5.000%	10/1/18	900	968
Arizona COP	4.000%	9/1/19	1,500	1,620
Arizona COP	5.000%	9/1/20	4,300	4,899
Arizona COP	5.000%	9/1/21	6,380	7,447
Arizona COP	5.000%	10/1/22	4,880	5,829
Arizona COP	5.000%	10/1/23	6,500	7,891
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,047
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19	2,600	2,808
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	4,550	5,058
2 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.750%	11/7/16	5,500	5,500
3 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.480%	2/5/20	20,000	20,352
3 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.480%	2/5/20	5,000	5,088
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	668
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,146
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,175
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	962
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,606
Arizona School Facilities Board COP	5.000%	9/1/20	11,000	12,514
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	8,162
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/20	1,505	1,705
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/22	1,770	2,097
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	9,000	10,543
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	3,000	3,587
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	3,500	4,263
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,831
2 Arizona Transportation Board Highway Revenue TOB VRDO	0.660%	11/7/16	6,605	6,605
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19 (ETM)	530	591
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	1,470	1,638
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,759
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,961
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,177
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/20	450	490
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/21	750	830
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/22	750	838
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/23	750	847
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,141

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,371
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,687
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/21	800	931
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/22	1,500	1,785
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/24	900	1,108
1 Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/21	3,500	4,018
1 Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/22	3,650	4,289
1 Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/23	5,500	6,569
1 Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/24	2,250	2,734
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/18	3,220	3,383
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	4,043
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	450	510
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	335	388
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	200	238
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17	3,310	3,405
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	2,000	2,341
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	1,775	2,130
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	17,055	19,465
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	12,360	14,485
Phoenix AZ Industrial Development Authority Revenue (Mayo Clinic) VRDO	0.470%	11/1/16	25,850	25,850
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,475
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,227
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,503
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,105
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,250	8,696
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/21 (15)	400	465
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/22 (15)	1,000	1,190
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/20	4,850	5,568
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,035
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	4,898
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	176
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,726
Scottsdale AZ GO	5.000%	7/1/17	2,700	2,778
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,058
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,330
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	3,207
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/17	1,445	1,499
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/18	2,185	2,346
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20	1,000	1,124
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21	750	860
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22	1,000	1,169
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23	1,000	1,184
				357,934
Arkansas (0.2%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,225	4,831
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	5,344
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	839
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/21	920	1,047
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/22	760	883
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/21	5,000	5,897
Baxter County AR Hospital Revenue	5.000%	9/1/20	780	872
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,296
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,153
Baxter County AR Hospital Revenue	5.000%	9/1/23	960	1,114
Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,614
Jefferson County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,056
				48,946
California (10.7%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,066
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,158

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,108
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	552
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19	1,000	1,115
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (ETM)	5,485	5,220
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)	115	108
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20	1,730	1,985
1 Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/21	1,200	1,416
1 Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/22	1,540	1,854
1 Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/23	1,820	2,231
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/21	1,000	1,124
2 Bakersfield CA Wastewater Revenue TOB VRDO	0.850%	11/7/16	5,315	5,315
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	13,870	14,114
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	12,205	12,420
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,767
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.367%	8/1/17	28,500	28,563
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,012
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,032
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	13,500	13,569
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,200	15,410
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.330%	10/1/19	9,825	9,828
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,919
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.530%	5/1/23	28,500	28,479
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.530%	5/1/23	4,000	3,997
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.670%	11/7/16	4,910	4,910
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,284
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,212
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,505
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/19	1,000	1,089
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20	1,200	1,340
California Department of Water Resources Power Supply Revenue	5.000%	5/1/17	22,000	22,484
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	11,010
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	23,000	26,917
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	54,000	64,870
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17 (ETM)	10	10
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17	2,490	2,608
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18 (ETM)	5	5
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	1,360	1,477
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	3,990	4,482
3 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	0.930%	12/1/17	32,250	32,171
California Economic Recovery GO	5.000%	7/1/17 (ETM)	15,090	15,524
California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	34,525
California Economic Recovery GO	5.000%	7/1/18 (ETM)	9,305	9,947
2 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.660%	11/7/16	6,310	6,310
California GO	5.000%	11/1/16 (2)	5,375	5,375
California GO	5.000%	12/1/16	2,500	2,509
California GO	6.000%	2/1/17 (2)	3,500	3,547
California GO	5.000%	3/1/17	3,755	3,810
3 California GO	1.380%	5/1/17	3,700	3,700
California GO	5.000%	9/1/17	4,250	4,403
California GO	5.000%	9/1/17	2,805	2,906
California GO	5.000%	10/1/17	20,000	20,789
California GO	5.000%	10/1/17	4,005	4,163
California GO	5.000%	9/1/18	32,260	34,712
California GO	5.000%	9/1/18	8,050	8,662
California GO	5.000%	10/1/18	34,000	36,697
California GO	5.000%	2/1/19	11,000	12,001
California GO	5.000%	9/1/19	19,000	21,151
California GO	5.000%	9/1/19	17,825	19,843
California GO	5.000%	2/1/20	44,500	50,144
California GO	5.000%	11/1/20	21,520	24,802
California GO	5.000%	12/1/20	25,475	29,435
California GO	5.000%	2/1/21	10,000	11,588
California GO	5.000%	9/1/21	52,595	61,906
California GO	5.000%	10/1/21	28,000	33,036
California GO	5.000%	10/1/21	41,940	49,482
California GO	5.000%	11/1/21	49,440	58,469

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	4.000%	9/1/22	10,000	11,479
California GO	5.000%	9/1/22	10,000	12,039
California GO	5.000%	9/1/22	43,025	51,796
3 California GO PUT	1.072%	12/1/17	14,250	14,278
3 California GO PUT	1.080%	5/1/18	29,500	29,420
3 California GO PUT	1.202%	12/3/18	6,500	6,535
California GO PUT	4.000%	12/1/21	20,700	23,202
2 California GO TOB VRDO	0.730%	11/7/16 LOC	18,740	18,740
2 California GO TOB VRDO	0.810%	11/7/16 LOC	16,750	16,750
2 California GO TOB VRDO	0.810%	11/7/16 LOC	15,080	15,080
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	2.000%	3/1/18	5,980	6,069
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	3.000%	3/1/19	6,045	6,317
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	3.000%	3/1/20	6,290	6,667
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/21	850	948
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,607
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,100
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,218
3 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	2.430%	7/1/17	8,825	8,871
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,063
California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,657
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	1,000	1,172
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	5,000	5,013
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21	750	890
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,682
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	6,400	6,371
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	26,082
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,428
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	9,982
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	7,230
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,133
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,972
California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/22	1,000	1,203
3 California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group) PUT	1.324%	11/1/20	20,000	20,137
2 California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group) TOB VRDO	0.830%	11/7/16	6,670	6,670
2 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.620%	11/1/16 (Prere.)	9,000	9,000
3 California Infrastructure & Economic Development Bank Revenue
(Index-Museum Art Project) PUT	2.124%	8/1/18	29,000	29,528
3 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.910%	4/3/17	8,500	8,492
3 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.910%	4/3/17	32,200	32,169
3 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.910%	4/1/18	30,000	30,041
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/17	1,145	1,157
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,537
3 California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT	1.130%	4/2/18	14,000	13,946
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.950%	1/3/17	13,000	13,000
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,125
California Public Works Board Lease Revenue (Department of Corrections)	4.000%	9/1/17	4,500	4,622
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/17	5,820	6,045
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	11,333
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,660
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/18	5,790	6,217
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18	1,845	1,987
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,280
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19	16,620	18,295
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20	1,690	1,936
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/19	5,600	6,165
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20	5,200	5,898
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/17	5,200	5,435
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18	4,000	4,333
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20	1,175	1,323
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20	1,240	1,421
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	2,876
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,303
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,385	2,428

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/17	3,000	3,116
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/17	1,000	1,042
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/18	11,710	12,271
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,058
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18	3,500	3,769
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	1,200	1,296
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	2,500	2,700
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/19	7,755	8,416
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,000	2,232
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,750	3,068
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	3,050	3,443
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	2,000	2,297
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/21	3,500	4,119
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	6,990
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	6,021
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	7,967
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23	5,000	6,092
	California State University Systemwide Revenue	5.000%	11/1/17	5,505	5,743
	California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,330
	California State University Systemwide Revenue	5.000%	11/1/21	8,525	10,124
	California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,291
	California State University Systemwide Revenue	5.000%	11/1/23	2,270	2,822
	California State University Systemwide Revenue PUT	4.000%	11/1/21	26,800	29,930
	California State University Systemwide Revenue PUT	4.000%	11/1/23	4,000	4,595
	California Statewide Communities Development Authority Pollution Control Revenue
	(Southern California Edison Co.) PUT	1.375%	4/2/18	45,200	45,422
2	California Statewide Communities Development Authority Revenue
	(Cottage Health System Obligated Group) TOB VRDO	0.780%	11/7/16	4,880	4,880
	California Statewide Communities Development Authority Revenue
	(Huntington Memorial Hospital)	5.000%	7/1/19	500	550
	California Statewide Communities Development Authority Revenue
	(Huntington Memorial Hospital)	5.000%	7/1/20	325	368
	California Statewide Communities Development Authority Revenue
	(Huntington Memorial Hospital)	5.000%	7/1/21	275	319
	California Statewide Communities Development Authority Revenue
	(Huntington Memorial Hospital)	5.000%	7/1/22	250	297
2	California Statewide Communities Development Authority Revenue (Kaiser Permanente)
	TOB VRDO	0.830%	11/7/16	6,630	6,630
2	California Statewide Communities Development Authority Revenue (St. Joseph Health System)
	TOB VRDO	0.670%	11/7/16 (4)	39,400	39,400
	California Statewide Communities Development Authority Senior Living Health Facility Revenue
	(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20	1,165	1,166
	California Statewide Communities Development Authority Senior Living Health Facility Revenue
	(Los Angeles Jewish Home for the Aging)	3.000%	8/1/21	2,600	2,604
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/20 (15)	4,810	5,322
	Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,007
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17	570	589
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/18	2,310	2,474
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19	2,610	2,885
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/18	2,000	2,160
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/19	2,100	2,348
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20	1,500	1,731
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21	2,000	2,370
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/17	2,450	2,513
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/19	2,000	2,211
[2,3]	Eaton Vance California Municipal Bond Fund II	1.480%	7/1/19	8,250	8,251
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,798
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18	20,495	20,993
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	52,515	56,762
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,585
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,258
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,160
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	2,031
	Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/18	1,450	1,521
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	4.000%	9/1/17	1,130	1,160
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/18	1,745	1,872

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/19	1,150	1,274
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20	1,045	1,191
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	1,250	1,458
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	710
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	351
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	837
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	1,505	1,683
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	35,212
Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,894
Los Angeles CA Community College District GO	5.000%	8/1/22	3,030	3,664
Los Angeles CA Community College District GO	3.000%	8/1/23	1,500	1,660
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/19	1,000	1,105
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/20	1,275	1,455
Los Angeles CA GO	5.000%	9/1/17	32,500	33,675
Los Angeles CA GO	5.000%	9/1/19	5,000	5,568
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	19,640
Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	14,621
Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	7,789
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	9,422
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	19,645
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	25,734
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	23,901
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	16,857
Los Angeles CA Unified School District GO	5.000%	7/1/22	16,340	19,717
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	22,156
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,161
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	750	804
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19	1,000	1,109
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20	500	571
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,071
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/19	2,000	2,207
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20	5,495	6,215
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21 (4)	5,000	5,847
Los Angeles County CA Regional Financing Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	805	806
3 Metropolitan Water District of Southern California Revenue PUT	0.790%	7/10/17	9,500	9,500
3 Metropolitan Water District of Southern California Revenue PUT	0.790%	7/10/17	5,500	5,500
3 Metropolitan Water District of Southern California Revenue PUT	0.790%	7/10/17	5,000	4,998
3 Metropolitan Water District of Southern California Revenue PUT	1.010%	3/27/18	3,000	3,001
3 Metropolitan Water District of Southern California Revenue PUT	1.010%	3/27/18	25,710	25,694
3 Metropolitan Water District of Southern California Revenue PUT	1.010%	3/27/18	15,290	15,280
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	802
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,322
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	554
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	857
Northern California Gas Authority No. 1 Revenue	1.197%	7/1/19	12,815	12,690
Nuveen California AMT-Free Municipal Income Fund VRDP VRDO	0.780%	11/7/16 LOC	35,500	35,500
Nuveen Insured California AMT-Free Municipal Income Fund VRDP VRDO	0.720%	11/7/16 LOC	5,000	5,000
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,619
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,660
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,658
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,810
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/19	1,000	1,114
Palomar Pomerado Health California COP	5.000%	11/1/16 (ETM)	3,500	3,500
Palomar Pomerado Health California Revenue	5.000%	11/1/22	2,680	3,078
2 Riverside CA Electric Revenue TOB VRDO	0.660%	11/7/16	2,400	2,400
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/18	6,500	6,911
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	533
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/19	850	938
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20	1,750	1,995
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/18	50	52
2 Sacramento CA Municipal Utility District Revenue TOB VRDO	0.960%	11/7/16	4,985	4,985
San Bernardino CA City Unified School District GO	5.000%	8/1/18	850	909
San Bernardino CA City Unified School District GO	5.000%	8/1/19 (4)	600	665
2 San Diego CA Public Facilities Financing Authority Water Revenue TOB VRDO	0.660%	11/7/16	6,105	6,105
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,450	1,699
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,444
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	16,555	16,916
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/20	13,145	15,170
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	9,940	11,789
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/22	11,270	13,707

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23	6,000	7,436
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24	5,000	6,289
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	4.000%	8/1/17 (ETM)	230	236
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	4.000%	8/1/17	2,170	2,221
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/18 (ETM)	340	364
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/18	2,660	2,844
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/19	2,000	2,211
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/20	1,500	1,707
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/21	2,000	2,335
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,210
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,179
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/17	1,000	1,027
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/18	1,000	1,067
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/19	1,000	1,106
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/20	1,000	1,140
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/21	500	586
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,187
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	583
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,098
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20	600	674
Southern California Public Power Authority Revenue	5.000%	7/1/18	2,000	2,138
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,036
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17	9,895	10,180
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/21	5,000	5,855
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/22	4,000	4,806
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	8,000	9,831
University of California Revenue	5.000%	5/15/17	2,250	2,303
University of California Revenue	5.000%	5/15/18	2,000	2,129
University of California Revenue	5.000%	5/15/19	4,435	4,891
University of California Revenue	5.000%	5/15/21	2,725	3,197
University of California Revenue	5.000%	5/15/21	8,250	9,666
University of California Revenue PUT	1.400%	5/15/21	12,700	12,750
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	2,325	2,345
				2,551,897
Colorado (1.5%)
Adams County CO COP	5.000%	12/1/21	1,000	1,175
Adams County CO COP	5.000%	12/1/22	1,250	1,500
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	390
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	260
Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	250	310
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,313
Colorado Education Loan Program Revenue	2.000%	6/29/17	42,200	42,541
Colorado Education Loan Program Revenue	5.000%	6/29/17	56,600	58,163
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20	2,500	2,793
Colorado General Fund Revenue	2.000%	6/27/17	44,050	44,403
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	27,000	32,691
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,187
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.609%	11/12/20	5,000	4,964
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.609%	11/12/20	7,500	7,445
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.780%	11/7/16	10,000	10,000
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.810%	11/7/16	18,750	18,750
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/20	1,320	1,513
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/21	1,655	1,945
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22	680	817
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22	1,350	1,622
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/21	350	375

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/22	400	433
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/23	750	856
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/24	750	862
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/19	625	666
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,299
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/20	1,000	1,075
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	2,000	2,266
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	2,300	2,648
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23	2,000	2,334
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	7,920	7,976
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	3,715	3,741
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,252
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,192
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,164
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,356
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,504
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,463
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (ETM)	2,555	2,757
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/17 (14)	500	516
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/19	1,545	1,707
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20 (14)	2,000	1,863
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/20	1,000	1,134
3 E-470 Public Highway Authority Colorado Revenue PUT	1.810%	8/31/17	7,500	7,488
3 E-470 Public Highway Authority Colorado Revenue PUT	2.380%	9/1/17 (14)	7,000	7,011
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,144
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/22	1,250	1,459
Regional Transportation District of Colorado COP	5.000%	6/1/21	2,785	3,159
Regional Transportation District of Colorado COP	5.000%	6/1/22	2,000	2,259
2 Regional Transportation District of Colorado COP TOB VRDO	0.760%	11/7/16 LOC	8,000	8,000
4 Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	22,500
University of Colorado Enterprise System Revenue	5.000%	6/1/18	2,000	2,132
University of Colorado Enterprise System Revenue	5.000%	6/1/19	1,000	1,104
University of Colorado Enterprise System Revenue	5.000%	6/1/19	2,500	2,761
University of Colorado Hospital Authority Revenue	5.000%	11/15/16	1,290	1,292
University of Colorado Hospital Authority Revenue	0.880%	5/30/17	12,500	12,500
University of Colorado Hospital Authority Revenue PUT	0.880%	5/30/17	10,000	10,000
				370,675
Connecticut (2.5%)
Bridgeport CT GO	5.000%	8/15/22 (4)	5,635	6,613
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	8,233
Bridgeport CT GO	5.000%	8/15/23 (4)	1,110	1,320
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,871
Connecticut GO	0.690%	11/7/16	12,735	12,735
Connecticut GO	0.690%	11/7/16	15,825	15,825
Connecticut GO	0.760%	11/7/16	13,315	13,315
Connecticut GO	5.000%	12/1/16 (Prere.)	15,000	15,053
Connecticut GO	5.000%	4/1/17	1,165	1,186
3 Connecticut GO	1.400%	5/15/17	23,000	23,035
Connecticut GO	5.000%	7/15/17	5,000	5,148
3 Connecticut GO	1.150%	9/15/17	1,750	1,750
3 Connecticut GO	0.980%	1/1/18	4,905	4,894
3 Connecticut GO	1.050%	3/1/18	2,500	2,500
3 Connecticut GO	1.510%	4/15/18	6,750	6,759
Connecticut GO	5.000%	6/1/18	14,955	15,892
Connecticut GO	5.000%	7/15/18	10,000	10,672
3 Connecticut GO	1.510%	8/15/18	3,000	3,003
Connecticut GO	5.000%	11/1/18	1,000	1,078
3 Connecticut GO	1.120%	3/1/19	2,300	2,301
3 Connecticut GO	1.180%	3/1/19	2,000	2,000
3 Connecticut GO	1.730%	4/15/19	6,000	6,032
3 Connecticut GO	1.730%	5/15/19	5,000	5,028
Connecticut GO	5.000%	6/1/19	34,265	37,492
3 Connecticut GO	1.550%	9/15/19	4,000	4,001
3 Connecticut GO	1.280%	3/1/20	7,500	7,500

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	6/15/20	17,975	20,242
Connecticut GO	5.000%	12/15/20	5,865	6,691
Connecticut GO	5.000%	3/15/21	7,035	8,072
Connecticut GO	5.000%	11/15/21	7,075	8,249
Connecticut GO	5.000%	11/15/21	10,000	11,659
Connecticut GO	5.000%	3/15/22	9,620	11,243
Connecticut GO	5.000%	11/15/22	12,500	14,805
3 Connecticut GO PUT	1.280%	9/15/17	7,150	7,150
3 Connecticut GO PUT	1.980%	3/1/18	17,500	17,501
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/21	2,080	2,431
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/22	2,135	2,550
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/23	2,295	2,781
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,146
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,724
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,687
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/21	850	983
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,250	1,474
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/23	1,950	2,334
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,865	2,944
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,704
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,021
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	20,010
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.375%	7/11/18	28,000	28,207
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	2,000	1,996
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	21,950	21,898
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	10,550	10,522
3 Connecticut Health & Educational Facilities Authority Revenue
(Yale-New Haven Hospital Inc.) PUT	0.903%	7/1/19	15,000	14,961
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	7,460	8,056
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	5,080	5,307
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	2,460	2,617
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	3.500%	11/15/45	11,920	12,594
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/45	12,285	13,215
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/17	5,000	5,036
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/18	1,475	1,591
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19	4,915	5,494
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20	4,085	4,661
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21	11,340	13,239
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20	200	228
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22	400	479
New Haven CT GO	5.000%	8/15/18 (4)	3,000	3,204
New Haven CT GO	5.000%	8/15/19 (4)	2,500	2,754
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,276
New Haven CT GO	5.000%	8/15/20 (4)	1,500	1,696
New Haven CT GO	5.000%	8/15/21 (4)	1,500	1,735
University of Connecticut GO	5.000%	2/15/22	10,250	12,068
University of Connecticut GO	5.000%	2/15/22	2,940	3,462
				592,933
Delaware (0.3%)
Delaware GO	5.000%	7/1/17	5,250	5,401
Delaware GO	5.000%	10/1/18	3,540	3,820
Delaware GO	5.000%	7/1/21	15,510	18,223
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/18	6,155	6,448
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/19	3,760	4,076
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	225	252
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	2,575	2,881
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	250	287
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	2,295	2,638
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	325	382
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	3,000	3,525
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21	335	393
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	2,500	3,003
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23	3,295	4,037
New Castle County DE GO	5.000%	10/1/21	7,575	8,969
New Castle County DE GO	5.000%	10/1/22	7,995	9,709

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia (0.4%)
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/20	1,000	1,136
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/22	1,700	2,032
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/23	1,350	1,646
2 District of Columbia Hospital Revenue TOB VRDO	0.830%	11/7/16	10,295	10,295
3 District of Columbia Income Tax Revenue	0.930%	12/1/17	11,275	11,277
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	5,963
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,692
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,681
2 District of Columbia Income Tax Revenue TOB VRDO	0.660%	11/7/16	7,425	7,425
District of Columbia Revenue (MedStar Health, Inc.) VRDO	0.530%	11/1/16 LOC	9,500	9,500
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/21	1,000	1,151
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/22	1,885	2,216
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/23	1,965	2,353
2 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.660%	11/7/16	3,980	3,980
Metropolitan Washington DC Transit Authority Revenue	5.000%	7/1/18	12,500	13,335
Metropolitan Washington DC Transit Authority Revenue	4.000%	7/1/19	8,000	8,389
				88,071
Florida (4.0%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,357
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/20	500	559
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,147
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,172
Broward County FL Airport System Revenue	5.000%	10/1/19	750	833
Broward County FL Airport System Revenue	5.000%	10/1/19	500	556
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,211
Broward County FL Airport System Revenue	5.000%	10/1/21	480	563
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,685
Broward County FL School Board COP	5.000%	7/1/19	8,140	8,958
Broward County FL School District TAN	1.500%	6/15/17	49,000	49,218
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	54,925
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/17 (ETM)	1,100	1,116
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	19,000	19,498
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,376
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	29,750	34,881
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/17	35,445	36,322
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18	36,770	39,073
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,043
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/22	5,030	5,956
Duval County FL School Board COP	5.000%	7/1/20	750	850
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,185
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,221
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,547
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/21	225	263
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/22	300	358
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/23	275	334
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,572
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17	13,700	14,049
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	3,615	3,852
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	11,240	11,977
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	16,340	18,602
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	17,140	20,065
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	14,480	17,374
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18	8,585	9,158
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	9,949
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/22	14,510	17,302
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	569
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,000	8,164
Florida Municipal Power Agency Revenue	5.000%	10/1/21	850	990
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,000	9,526
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,450	1,727
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	10,906
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19	2,800	3,109
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,053
Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	8,163

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,799
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,846
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	10,298
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/21	330	388
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/22	575	689
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/24	910	1,125
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	902
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	765	859
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	350	402
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	1,195	1,373
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/22	1,000	1,174
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	775	923
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,003
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,343
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/21	8,705	10,225
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/20 (4)	2,200	2,512
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/21 (4)	1,700	1,990
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/22 (4)	1,500	1,794
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,737
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,545
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,293
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17	1,000	1,039
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20	1,600	1,828
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/18	1,200	1,293
Jacksonville FL Special Revenue	5.000%	10/1/21	1,750	2,048
Jacksonville FL Special Revenue	5.000%	10/1/21	760	890
Jacksonville FL Special Revenue	5.000%	10/1/22	1,660	1,985
Jacksonville FL Special Revenue	5.000%	10/1/22	1,055	1,261
Jacksonville FL Special Revenue	5.000%	10/1/23	1,500	1,821
Jacksonville FL Special Revenue	5.000%	10/1/23	2,460	2,986
3 Lakeland FL Energy System Revenue	1.380%	10/1/17	10,000	10,004
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	6,021
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/21	365	426
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/22	500	596
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/23	1,200	1,446
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,876
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,338
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	750	846
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	1,220	1,399
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,835
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	589
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/16	400	400
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	325	335
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,179
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	406
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,825
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	453
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,314
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,163
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/18	2,000	2,131
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19	1,900	2,094
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	2,525	2,863
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	1,500	1,701
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	1,000	1,163
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	2,250	2,607
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22	625	742
Miami-Dade County FL GO	5.000%	7/1/22	10,260	12,256
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/19	1,000	1,101
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20	2,180	2,381
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21	1,300	1,503
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/22	1,400	1,654
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/23	1,000	1,202
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	901
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,089
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,184
Miami-Dade County FL School Board COP	5.000%	2/1/23	9,290	11,011
2 Miami-Dade County FL School Board COP TOB VRDO	0.710%	11/7/16 (12)	26,500	26,500
Miami-Dade County FL School District GO	5.000%	3/15/22	3,795	4,475

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/23	9,340	11,268
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/17	1,110	1,141
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19 (12)	2,000	2,206
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	1,250	1,378
2 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.690%	11/7/16 (12)	23,750	23,750
2 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.750%	11/7/16	8,505	8,505
2 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.780%	11/7/16 (4)	13,995	13,995
2 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.780%	11/7/16 (4)	11,735	11,735
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System)	6.250%	10/1/18 (14)	5,770	6,174
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,548
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,499
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,955
Orange County FL Tourist Development Revenue	5.000%	10/1/20	2,525	2,885
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	2,000	2,056
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	4,690	4,820
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	2,785	2,969
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	9,000	9,593
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	3,770	4,156
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	10,725	11,824
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	5,039
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,248
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,330
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,500	1,831
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17	3,000	3,116
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19	5,500	6,125
Orlando Utilities Commission Revenue PUT	0.880%	5/30/17	10,400	10,400
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	750	790
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/19	1,000	1,072
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20	850	958
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21	1,165	1,341
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/18	635	662
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19	2,740	2,987
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,669
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	750	850
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	2,147
Palm Beach County FL School District TAN	2.000%	8/31/17	37,310	37,682
Port St. Lucie FL Special Assessment Revenue	1.250%	7/1/19	1,000	995
Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20	1,000	991
Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21	1,000	989
Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22	1,265	1,252
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,230
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,542
Port St. Lucie FL Utility Revenue	4.000%	9/1/21	240	270
Port St. Lucie FL Utility Revenue	5.000%	9/1/22	750	894
Port St. Lucie FL Utility Revenue	5.000%	9/1/23	500	606
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,134
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,134
Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	850
Reedy Creek FL Improvement District GO	5.000%	6/1/22	400	477
Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,175	1,428
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/18	750	804
1 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/21	1,715	1,927
1 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/22	750	859
1 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/23	1,000	1,161
1 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/24	1,250	1,471
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21	1,500	1,763
Seacoast FL Utility Authority Water & Sewer Revenue	5.500%	3/1/19 (14)	3,595	3,959
South Florida Water Management District COP	5.000%	10/1/21	1,750	2,055
South Florida Water Management District COP	5.000%	10/1/22	2,000	2,399
South Florida Water Management District COP	5.000%	10/1/23	3,000	3,657
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,249
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19	2,390	2,644
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19	2,360	2,610
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20	2,830	3,219
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20	1,185	1,348

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	2,090	2,438
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	1,500	1,749
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/22	1,510	1,777
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/23	390	465
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,866
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/16	3,000	3,005
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,695
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,913
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,192
1 Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	1,675	1,971
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/17	4,505	4,679
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/19	1,165	1,296
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20	1,825	2,090
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/22	3,425	3,922
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/23	755	900
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,424
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,706
Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	525
Volusia County FL School Board COP	5.000%	8/1/22 (15)	750	895
				957,823
Georgia (2.5%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18	2,520	2,641
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	8,907
Atlanta GA Airport Revenue	5.000%	1/1/18	500	524
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,819
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,351
Atlanta GA Airport Revenue	5.000%	1/1/21	750	863
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	9,385
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,000	2,352
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	3,010
3 Atlanta GA Water & Wastewater Revenue PUT	1.858%	11/1/18	47,300	47,800
2 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.750%	11/7/16	9,995	9,995
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,240
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,078
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,050
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,295
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.300%	5/3/18	5,000	5,029
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,567
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,192
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,644
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,192
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20	6,800	7,005
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	14,959
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,370
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	463
Cherokee County GA Board of Education GO	5.000%	2/1/22	1,000	1,186
Cherokee County GA Board of Education GO	5.000%	8/1/22	3,000	3,602
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	968
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/17	1,250	1,271
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,000	1,055
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,250	1,319
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	273
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	393
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/18	1,000	1,051
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19	1,000	1,102

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,695
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,890	2,187
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,078
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,116
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,450
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,437
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/21	1,900	1,977
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/22	1,045	1,143
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/23	1,635	1,797
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/24	1,130	1,245
3 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) PUT	1.580%	2/18/20	17,575	17,662
Georgia GO	5.000%	7/1/17	13,695	14,090
Georgia GO	5.000%	7/1/17	2,840	2,922
Georgia GO	5.000%	7/1/18	2,340	2,501
Georgia GO	4.000%	11/1/18	11,000	11,684
Georgia GO	5.000%	12/1/18	7,800	8,465
Georgia GO	5.000%	9/1/20	10,100	11,599
Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44	3,290	3,466
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,400	1,410
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	3,600	3,772
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,085
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	840
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	10,000	11,788
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,554
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,600	4,113
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,400	5,260
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	28,332
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	19,676
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/21	2,500	2,891
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/22	2,500	2,953
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,636
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,128
Gwinnett County GA School District GO	5.000%	2/1/22	25,000	29,839
Gwinnett County GA School District GO	5.000%	8/1/22	13,000	15,720
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/17	1,675	1,729
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	4,648
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	7,140	7,236
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	5,350	5,415
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	7,125	7,428
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	1,885	1,972
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,160	1,237
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	2,330	2,603
3 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.910%	7/1/17	18,000	17,988
3 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.930%	7/1/17	17,500	17,493
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,031
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Scherer Project) PUT	2.350%	12/11/20	9,500	9,787
Municipal Electric Authority Georgia Revenue	5.750%	7/1/18 (Prere.)	2,970	3,210
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	1,045	1,126
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	23,825	26,669
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,000	2,239
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,650	1,898
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	5,465	6,439
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	1,735	2,044
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	1,510	1,816
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,500	3,007
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,619
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,500	1,562
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,250	1,349
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/17	8,165	8,224
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/18	2,000	2,151
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/19	1,500	1,666
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,000	1,142
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,500	1,755
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,000	1,196
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/21	1,000	1,148

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/22	1,200	1,407
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/23	1,100	1,312
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/24	1,000	1,208
1 South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/21	1,550	1,785
1 South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/22	1,000	1,175
1 South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/23	1,080	1,288
1 South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/24	1,490	1,794
				599,258
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	750	840
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	1,125	1,285
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22	1,500	1,745
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	1,000	1,113
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20	600	673
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21	1,390	1,591
Guam Power Authority Revenue	5.000%	10/1/18	475	508
Guam Power Authority Revenue	5.000%	10/1/20	520	583
				8,338
Hawaii (1.0%)
Hawaii County HI GO	5.000%	9/1/22	1,330	1,602
Hawaii County HI GO	5.000%	9/1/22	1,275	1,535
Hawaii County HI GO	5.000%	9/1/23	1,200	1,473
Hawaii County HI GO	5.000%	9/1/23	1,785	2,191
Hawaii County HI GO	5.000%	9/1/23	1,395	1,712
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.080%	5/30/17	4,860	4,860
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.080%	5/30/17	2,510	2,510
Hawaii GO	5.000%	12/1/18	17,250	18,699
Hawaii GO	5.000%	6/1/19	6,960	7,671
Hawaii GO	5.000%	6/1/19	2,370	2,610
Hawaii GO	5.000%	8/1/19	3,735	4,137
Hawaii GO	5.000%	8/1/19	3,500	3,876
Hawaii GO	5.000%	11/1/19	11,960	13,355
Hawaii GO	5.000%	11/1/19	40,725	45,476
Hawaii GO	5.000%	12/1/19	5,000	5,598
Hawaii GO	5.000%	8/1/20	10,985	12,541
Hawaii GO	5.000%	8/1/20	13,905	15,874
Hawaii GO	5.000%	8/1/21	7,610	8,933
Hawaii GO	5.000%	8/1/21	7,000	8,210
Hawaii GO	5.000%	8/1/22	6,000	7,211
Hawaii GO	5.000%	8/1/22	2,500	3,005
Hawaii GO	5.000%	10/1/22	9,000	10,860
Hawaii GO	5.000%	10/1/22	7,000	8,447
Hawaii GO	5.000%	10/1/22	5,500	6,637
Hawaii GO	5.000%	10/1/23	1,075	1,322
Hawaii GO	5.000%	10/1/23	5,000	6,148
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,154
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,123
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,261
Honolulu HI City & County GO	5.000%	8/1/18	2,715	2,906
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,318
Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,689
Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,651
Honolulu HI City & County GO	5.000%	10/1/21	3,620	4,255
Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,763
2 Honolulu HI City & County GO TOB PUT	0.700%	11/3/16	10,505	10,505
				247,118
Idaho (0.1%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/20	5,000	5,736
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/21	2,000	2,355
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/22	2,000	2,405
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/23	4,400	5,387
Idaho TAN	2.000%	6/30/17	7,500	7,567

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois (4.1%)
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,498
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,631
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,217
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,179
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,069
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,056
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,358
Chicago IL Board of Education GO	7.000%	12/1/26	10,000	10,620
3 Chicago IL Board of Education GO PUT	4.630%	3/1/17	10,000	9,990
Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,683
Chicago IL GO	5.000%	1/1/22	15,000	16,004
Chicago IL GO	5.000%	1/1/23	18,500	19,762
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,406
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	4,470	5,245
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	5,105	5,990
2 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.750%	11/7/16	17,600	17,600
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,321
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	750	755
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	7,500	7,552
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,573
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	1,250	1,308
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	2,050	2,138
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,082
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,420	1,525
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	500	573
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	4,175	4,783
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,125	1,319
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	9,700	11,371
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	7,000	8,374
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,100	1,316
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	10,445	12,683
2 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.780%	11/7/16 (4)	21,135	21,135
1 Chicago IL Park District GO	5.000%	1/1/22	400	456
1 Chicago IL Park District GO	5.000%	1/1/22	1,000	1,141
1 Chicago IL Park District GO	5.000%	1/1/23	400	463
1 Chicago IL Park District GO	5.000%	1/1/23	1,265	1,464
1 Chicago IL Park District GO	5.000%	1/1/24	550	643
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20	1,195	1,311
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	3,276
2 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.830%	11/7/16	31,665	31,665
2 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.830%	11/7/16	22,895	22,895
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,116
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,000	2,270
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,000	2,300
Chicago IL Water Revenue	5.000%	11/1/18	675	720
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,042
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,073
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,740
Cook County IL GO	5.000%	11/15/18	2,000	2,138
Cook County IL GO	5.000%	11/15/19	1,500	1,645
Cook County IL GO	5.000%	11/15/20	1,500	1,679
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	5,049
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,105
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/19	1,000	1,105
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/21	2,000	2,333
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/22	1,000	1,193
Illinois Finance Authority Revenue (Advocate Health Care Network)	1.375%	11/15/22	3,030	3,005
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	0.930%	5/30/17	5,750	5,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	26,795	29,335
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	1/15/20	5,850	6,536
2 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.660%	11/7/16	1,840	1,840
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	3,275	3,343
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/17	1,500	1,547
1 Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/21	750	854
1 Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/23	1,000	1,178
2 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.750%	11/7/16 (12)	7,200	7,200
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	249
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19	1,115	1,207
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	2,940	3,270

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	500	556
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21	975	1,104
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/21	380	442
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/24	250	306
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	4,000	4,277
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19	4,205	4,641
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	4,752
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/22	5,000	5,873
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20	1,035	1,165
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/22	2,380	2,793
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/20	2,560	2,913
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/21	1,100	1,282
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	1,925	2,259
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/22	1,535	1,821
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17	2,500	2,554
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/21	1,200	1,374
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/22	1,600	1,867
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/23	1,400	1,661
3 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	1.719%	5/1/21	2,500	2,510
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,390
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/22	4,000	4,503
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/23	5,000	5,691
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	555
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/20	1,000	1,140
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/21	1,000	1,168
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/22	1,000	1,194
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/22	1,000	1,154
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17	3,075	3,143
1 Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	1,200	1,421
1 Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/23	1,100	1,320
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19	1,745	1,940
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	8,000
2 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.680%	11/7/16	15,825	15,825
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,340	2,340
Illinois GO	4.000%	1/1/17	5,000	5,024
Illinois GO	5.000%	8/1/17	5,000	5,127
Illinois GO	5.500%	8/1/17 (14)	1,425	1,468
1 Illinois GO	5.000%	2/1/18	15,000	15,541
Illinois GO	5.000%	4/1/18	2,500	2,600
Illinois GO	5.000%	5/1/18	8,000	8,334
Illinois GO	5.000%	8/1/18	22,000	23,034
Illinois GO	5.250%	1/1/19	8,060	8,535
Illinois GO	5.000%	2/1/19	875	923
1 Illinois GO	5.000%	2/1/19	7,500	7,912
Illinois GO	5.000%	8/1/19	26,625	28,290
Illinois GO	4.000%	9/1/19	2,000	2,074
Illinois GO	5.000%	2/1/20	3,000	3,207
Illinois GO	5.000%	3/1/20	10,115	10,828
Illinois GO	5.000%	4/1/20	2,000	2,144
Illinois GO	5.000%	5/1/20	24,500	26,294
Illinois GO	5.000%	7/1/20	12,500	13,447
Illinois GO	5.000%	8/1/20 (4)	6,500	7,089
Illinois GO	5.000%	1/1/21 (4)	8,425	9,030
Illinois GO	5.000%	2/1/21	4,100	4,446
1 Illinois GO	5.000%	2/1/21	10,000	10,844
Illinois GO	5.000%	4/1/21	8,500	9,235
Illinois GO	5.000%	5/1/21	17,000	18,486
Illinois GO	5.000%	1/1/23	19,200	21,063
1 Illinois GO	5.000%	2/1/23	7,000	7,684
Illinois GO	5.000%	1/1/24	19,200	21,151
Illinois Housing Development Authority Multi-Family Housing Revenue
(J. Michael Fitzgerald Apartments Project) PUT	0.900%	1/1/18	5,125	5,116
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	15,623
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	17,011
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,786
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,563
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,083
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	22,416
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,587
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	22,928

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,739
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,619
2 Illinois Toll Highway Authority Revenue TOB VRDO	0.670%	11/7/16	10,435	10,435
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	17,875	17,967
Lake County IL Community High School District No. 117 GO	0.000%	12/1/17 (14)	5,155	5,068
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,713
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,449
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	14,482
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	2,510	2,130
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/19 (14)	1,235	1,132
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	2,500	2,551
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/22	1,000	1,187
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/23	2,210	2,657
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24	1,120	1,361
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	9,580	9,801
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,984
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,459
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,124
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/21	615	698
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/23	645	754
Springfield IL Electric Revenue	5.000%	3/1/18	2,000	2,101
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,169
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,284
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,727
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	5,952
Springfield IL Electric Revenue	5.000%	3/1/24	4,515	5,452
University of Illinois COP	5.000%	8/15/20	5,000	5,627
University of Illinois COP	5.000%	10/1/20	3,850	4,348
University of Illinois COP	5.000%	8/15/21	5,000	5,749
Will County IL Community High School District No. 210 (Lincoln-Way) GO	4.000%	1/1/22	450	451
				986,279
Indiana (1.3%)
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/21	200	233
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/22	250	298
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/23	250	303
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/21 (15)	3,155	3,588
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/22 (15)	3,370	3,912
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/23 (15)	3,535	4,147
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/19	50	55
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	0.700%	12/1/16	6,000	6,000
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,000
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,566
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/22	1,500	1,789
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20	860	965
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,011
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,458
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	1,100	1,267
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,152
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,943
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	7,000	8,422
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/23	5,200	6,351
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19	1,650	1,804
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	4,735
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	4,034
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,943
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/18	825	868
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/19	1,000	1,085
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20	1,300	1,452
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23	750	873
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/17	7,625	7,709
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,073
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/19	335	373
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	375	429
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	840	961

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	380	446
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,972
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,199
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	4.100%	11/3/16	10,000	10,002
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	1.750%	11/2/21	34,110	34,077
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17 (Prere.)	35	35
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	6,965	6,976
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	4.000%	8/1/17	8,570	8,769
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20	2,300	2,286
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	5,000	5,007
Indiana Housing & Community Development Authority Revenue
(Edgewood Group Apartment Project) PUT	1.150%	3/1/18	5,425	5,428
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,571
Indiana Transportation Finance Authority Revenue	5.500%	12/1/22 (14)	16,640	20,513
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,032
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,065
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,286
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,653
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	4,092
Indiana University Student Fee Revenue	5.000%	6/1/22	3,000	3,594
2 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	0.780%	11/7/16	23,935	23,935
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	936
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	566
Purdue University Indiana University COP	5.000%	7/1/21	2,290	2,680
Purdue University Indiana University COP	5.000%	7/1/22	2,290	2,745
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17	1,000	1,029
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	4.000%	1/1/17	1,890	1,900
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,122
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,479
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	1,002
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,525
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/17	3,455	3,469
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/17	3,520	3,577
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/18	3,590	3,688
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/18	3,665	3,804
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19	3,740	3,916
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,125
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,165
2 Zionsville IN Community Schools Building Corp. Revenue TOB VRDO	0.760%	11/7/16 LOC	5,350	5,350
				308,815
Iowa (0.3%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,141
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/19	4,075	4,487
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	26,290	27,009
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	7,500	7,603
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	11,043
Iowa Finance Authority Revenue	5.000%	8/1/22	10,000	12,049
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17	1,300	1,346
Iowa Special Obligation Revenue	5.000%	6/15/21	1,820	2,124
Iowa Special Obligation Revenue	5.000%	6/15/22	3,740	4,467
Iowa Special Obligation Revenue	5.000%	6/15/23	4,820	5,865
Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	367
Xenia IA Rural Water District Revenue	5.000%	12/1/22	335	389
				82,890
Kansas (0.6%)
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/21	750	880
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/21	1,565	1,836
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/22	1,000	1,200
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	750	915
3 Kansas Department of Transportation Highway Revenue	0.593%	9/1/17	4,000	3,995
3 Kansas Department of Transportation Highway Revenue	0.673%	9/1/18	3,500	3,477
3 Kansas Department of Transportation Highway Revenue	0.753%	9/1/19	3,000	2,972
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/17	1,000	1,014
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/18	1,035	1,089

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/19	1,150	1,250
Kansas Development Finance Authority Revenue	5.000%	5/1/21	17,635	20,428
Kansas Development Finance Authority Revenue	5.000%	4/1/22	3,765	4,424
Kansas Development Finance Authority Revenue	5.000%	5/1/22	17,565	20,745
Kansas Development Finance Authority Revenue	5.000%	5/1/24	16,250	19,712
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17 (ETM)	4,920	4,955
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	750	755
Kansas Development Finance Authority Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,570
Wichita KS GO	1.250%	10/13/17	39,290	39,322
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,179
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,436
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,248
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	553
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20	1,565	1,780
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	892
				139,627
Kentucky (0.9%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/21	540	584
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/22	565	645
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/23	765	885
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/24	680	794
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	6,875	6,800
Kenton County KY Airport Revenue	5.000%	1/1/20	700	780
Kenton County KY Airport Revenue	5.000%	1/1/21	700	800
Kenton County KY Airport Revenue	5.000%	1/1/22	750	878
Kenton County KY Airport Revenue	5.000%	1/1/23	500	594
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,674
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/21	1,000	1,160
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/22	750	891
3 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	1.259%	2/1/20	25,000	24,906
Kentucky Economic Development Finance Authority Solid Waste Revenue
(Republic Services Inc. Project) PUT	0.700%	12/1/16	3,545	3,545
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20 (14)	6,000	6,734
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21 (14)	6,025	6,899
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22 (14)	2,500	2,907
Kentucky Property & Building Commission Revenue	5.000%	11/1/16	5,340	5,340
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	15,840	18,313
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	4,510	5,316
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	15,060	17,751
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.000%	7/1/17	27,800	28,529
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18	2,500	2,667
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.150%	6/1/17	5,000	5,003
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.600%	6/1/17	9,500	9,531
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/20	600	681
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	3.000%	10/1/21	1,000	1,067
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/22	1,750	2,074
1 Louisville & Jefferson County KY Metropolitan Sewer & Drain System BAN	3.500%	11/15/17	50,000	51,366
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/18	1,100	1,160
				211,274
Louisiana (1.0%)
DeSoto Parish LA Pollution Control Revenue (Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,522
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.500%	11/1/16	15,890	15,890
3 East Baton Rouge Parish LA Sewer Commission Revenue PUT	0.870%	8/1/18	24,005	23,889
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,090
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,309
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,135
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,000	1,156
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	2,000	2,359
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20	8,000	8,992

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,789
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (4)	4,000	4,737
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.839%	5/1/17	55,500	55,519
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.840%	5/1/18	12,500	12,463
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.919%	5/1/18	8,000	7,976
Louisiana GO	5.000%	5/1/22	10,320	12,170
Louisiana GO	5.000%	5/1/22	2,800	3,302
Louisiana GO	5.000%	9/1/22	4,000	4,753
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,411
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,100
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,500
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,278
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.850%	6/1/38	615	624
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,155
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/20	310	338
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	520
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	414
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	1,050	1,118
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19	1,250	1,374
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20	1,100	1,237
New Orleans LA GO	5.000%	12/1/18	4,065	4,396
New Orleans LA GO	5.000%	12/1/20	1,400	1,604
New Orleans LA GO	5.000%	12/1/21	1,200	1,408
New Orleans LA GO	5.000%	12/1/22	700	836
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	530
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	547
New Orleans LA Sewage Service Revenue	5.000%	6/1/21	300	346
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,868
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	350	410
New Orleans LA Sewage Service Revenue	5.000%	6/1/23	350	417
New Orleans LA Water Revenue	5.000%	12/1/20	400	454
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,768
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	9,220	10,069
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,500	2,721
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20	8,375	9,321
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/22	1,000	1,151
				228,966
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	12,251
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/21	3,930	4,563
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/22	1,425	1,692
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/23	3,275	3,948
				22,454
Maryland (3.5%)
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,895
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,631
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,777
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,767
Anne Arundel County MD GO	5.000%	10/1/22	2,520	3,060
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,695
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,849
Anne Arundel County MD GO	5.000%	10/1/23	1,455	1,801
Anne Arundel County MD GO	5.000%	10/1/23	2,485	3,076
Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,802
Baltimore County MD GO	5.000%	2/1/18	2,900	3,052
Baltimore County MD GO	5.000%	2/1/18	9,000	9,470
Baltimore County MD GO	5.000%	2/1/20	2,100	2,368
Baltimore County MD GO	5.000%	10/15/21	10,400	12,257
Baltimore County MD GO	5.000%	2/1/23	6,950	8,283
Baltimore County MD GO	5.000%	8/1/23	3,700	4,561
Baltimore County MD GO	5.000%	8/1/25	3,000	3,607
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/17	500	520
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	2,280	2,461
Calvert County MD GO	5.000%	7/1/22	4,855	5,858
Howard County MD GO	5.000%	2/15/17	3,450	3,494
Howard County MD GO	5.000%	2/15/18	3,895	4,105
Howard County MD GO	5.000%	2/15/19	3,830	4,184
Howard County MD GO	5.000%	8/15/19	5,000	5,557
Howard County MD GO	5.000%	2/15/20	4,475	5,053

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Department of Transportation Revenue	5.000%	5/1/18	3,250	3,452
Maryland Department of Transportation Revenue	5.000%	5/1/19	14,000	15,409
1 Maryland Department of Transportation Revenue	4.000%	9/1/20	18,475	20,511
1 Maryland Department of Transportation Revenue	5.000%	11/1/20	11,500	13,254
Maryland Department of Transportation Revenue	5.000%	12/1/20	15,495	17,918
1 Maryland Department of Transportation Revenue	5.000%	11/1/21	12,375	14,663
Maryland Department of Transportation Revenue	5.000%	12/15/21	7,920	9,424
Maryland Department of Transportation Revenue	5.000%	2/15/22	38,965	46,511
1 Maryland Department of Transportation Revenue	5.000%	11/1/22	23,000	27,938
Maryland Department of Transportation Revenue	5.000%	12/15/22	11,255	13,722
Maryland Department of Transportation Revenue	4.000%	12/15/24	17,620	20,591
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	9,007
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/20 (4)	620	681
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/21 (4)	700	784
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/22 (4)	1,200	1,367
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/23 (4)	1,350	1,560
Maryland GO	5.000%	6/1/22	4,000	4,816
Maryland GO	5.000%	8/1/17	8,495	8,769
Maryland GO	5.000%	8/1/17	26,445	27,299
Maryland GO	5.000%	8/1/17	5,070	5,234
Maryland GO	5.000%	8/1/17	5,000	5,162
Maryland GO	5.000%	8/15/17 (Prere.)	2,795	2,889
Maryland GO	5.000%	3/1/18	1,150	1,214
Maryland GO	5.250%	3/1/18	2,400	2,541
Maryland GO	5.000%	8/1/18	24,160	25,903
Maryland GO	5.000%	8/1/18	28,795	30,873
Maryland GO	5.000%	11/1/18	2,525	2,732
4 Maryland GO	5.000%	8/1/19 (Prere.)	28,995	32,138
Maryland GO	5.000%	11/1/19	4,265	4,774
Maryland GO	4.500%	8/1/20	4,215	4,749
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,353
Maryland GO	4.000%	8/1/21	20,000	22,614
Maryland GO	5.000%	8/1/21	30,000	35,349
Maryland GO	5.000%	8/1/22	10,000	12,092
Maryland GO	5.000%	8/1/22	4,430	5,357
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/18	835	878
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19	850	916
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20	1,000	1,138
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.183%	11/15/17	5,895	5,891
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.183%	11/15/17	19,555	19,541
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.933%	5/15/18	4,900	4,890
3 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.953%	5/15/18	9,500	9,484
Maryland Health & Higher Educational Facilities Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,178
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/17	1,500	1,549
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/18	1,400	1,498
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,549
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,474
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	2,090
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,520
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	4.000%	7/1/20	1,000	1,094
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/21	650	752
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/22	500	588
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/23	1,220	1,451
Maryland Health & Higher Educational Facilities Authority Revenue
(Peninsula Regional Medical Center)	5.000%	7/1/21	2,220	2,597
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/19	2,500	2,735
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/20	3,150	3,543
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/21	7,045	8,111

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/22	5,000	5,877
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/22	12,350	14,717
Montgomery County MD GO	5.000%	11/1/16	4,730	4,730
Montgomery County MD GO	5.000%	8/1/17	12,100	12,491
Montgomery County MD GO	5.000%	11/1/17	4,800	5,005
Montgomery County MD GO	5.000%	7/1/18	32,050	34,257
Montgomery County MD GO	5.000%	7/1/18	3,400	3,634
Montgomery County MD GO	5.000%	8/1/18	2,000	2,144
Montgomery County MD GO	5.000%	11/1/19	2,840	3,179
Montgomery County MD GO	5.000%	11/1/21	22,680	26,895
Montgomery County MD GO	5.000%	12/1/21	10,000	11,887
Montgomery County MD GO	5.000%	12/1/22	8,650	10,536
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/21	14,705	16,592
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/22	15,290	17,587
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	4,000	4,101
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,735	2,914
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	5,000	5,698
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/21	4,695	5,507
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/21	1,840	2,111
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/22	1,950	2,274
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/23	2,060	2,430
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	3.875%	7/1/19	1,060	1,078
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	4.375%	7/1/21	5,675	5,840
				849,784
Massachusetts (4.8%)
Boston MA GO	5.000%	4/1/17	5,000	5,091
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/18	1,250	1,337
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	10,684
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	5,215	5,594
Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	0.930%	5/30/17	29,190	29,190
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.730%	11/7/16	19,854	19,854
Massachusetts College Building Authority Revenue	5.000%	5/1/20	3,000	3,401
Massachusetts College Building Authority Revenue	5.000%	5/1/21	5,495	6,402
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,845
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,334
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,340
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17 (ETM)	1,025	1,054
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17	1,035	1,062
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	465
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18	440	467
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	750	858
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	850	992
2 Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	0.750%	11/7/16 LOC	11,630	11,630
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,660
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	3,270	3,800
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,000	5,810
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	3,385	4,017
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,964
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	7,224
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	3,136
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/19	1,540	1,661
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	1,030	1,141
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/21	1,180	1,337
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	1,265	1,461
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	1,835	2,156
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/22	6,090	7,363
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/23	6,555	8,087
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	912
3 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.180%	1/30/18	8,790	8,790
3 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.110%	1/29/20	5,500	5,397
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/17	1,000	1,025
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/18	1,025	1,067
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/19	1,080	1,146
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/20	1,105	1,191
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/21	1,095	1,195
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/22	1,165	1,284
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	500	577
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	600	706

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,323
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,181
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,647
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,641
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	869
3 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.910%	7/1/17	14,860	14,842
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	1,000	1,111
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,701
3 Massachusetts GO	0.970%	1/1/17	11,750	11,750
3 Massachusetts GO	0.750%	2/1/17	59,460	59,460
3 Massachusetts GO	0.990%	2/1/17	7,500	7,500
Massachusetts GO	2.000%	4/24/17	31,805	32,002
Massachusetts GO	2.000%	5/22/17	83,000	83,569
Massachusetts GO	2.000%	6/26/17	40,000	40,358
Massachusetts GO	5.000%	10/1/17	27,000	28,054
Massachusetts GO	5.500%	11/1/17	2,100	2,199
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,421
3 Massachusetts GO	1.060%	1/1/18	10,000	10,004
4 Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	4,821
4 Massachusetts GO	5.000%	8/1/18 (Prere.)	4,535	4,853
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,444
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,160
Massachusetts GO	5.000%	10/1/18	30,000	32,335
Massachusetts GO	5.500%	10/1/18	4,955	5,388
Massachusetts GO	5.500%	10/1/18 (4)	10,200	11,090
Massachusetts GO	5.000%	12/1/18	30,000	32,521
Massachusetts GO	5.500%	12/1/19 (14)	9,160	10,400
Massachusetts GO	5.000%	4/1/20	45,000	50,917
Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	11,364
Massachusetts GO	5.000%	8/1/20	33,155	37,905
Massachusetts GO	5.000%	8/1/21	40,500	47,560
Massachusetts GO	5.000%	10/1/21 (Prere.)	7,860	9,280
Massachusetts GO	5.000%	7/1/22	3,235	3,883
Massachusetts GO	5.000%	11/1/23	10,000	12,094
Massachusetts GO	5.000%	8/1/24	7,500	8,810
Massachusetts GO	5.000%	11/1/24	3,500	4,225
Massachusetts GO	5.000%	7/1/25	14,955	17,833
Massachusetts GO	5.000%	7/1/26	7,020	8,358
3 Massachusetts GO PUT	0.930%	8/1/17	20,000	19,991
Massachusetts GO PUT	1.050%	7/1/20	16,500	16,323
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	5,660	5,660
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,996
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.250%	8/15/17 (Prere.)	6,650	6,889
Massachusetts Health & Educational Facilities Authority Revenue
(Milford Regional Medical Center)	5.000%	7/15/22	500	513
4 Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.000%	7/1/17 (Prere.)	3,500	3,601
4 Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	3,875	4,168
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.500%	11/1/16	23,410	23,410
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,187
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/22	5,000	5,494
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/20	960	1,072
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/21	1,415	1,579
Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42	8,465	8,969
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44	5,000	5,387
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45	4,855	5,156
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/17	9,560	9,826
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	6,600	6,789
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/17 (Prere.)	4,715	4,875
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,477
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	16,652
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19	11,460	12,649
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,852
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,495
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,863
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,255
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/17	1,500	1,548
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	3,000	3,216
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	1,000	1,077

]

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	2,065	2,223
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19	4,500	4,995
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20	16,000	18,327
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	4,580	5,401
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	7,520	8,321
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	6,000	6,871
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22	4,290	4,745
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	5,000	5,526
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	930	1,031
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	3,210	3,560
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/20	1,370	1,521
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	3,900	4,582
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/23	6,000	7,039
[2,3]	Massachusetts Water Resources Authority Revenue TOB PUT	0.830%	1/3/17 LOC	4,750	4,750
2	Massachusetts Water Resources Authority Revenue TOB VRDO	0.750%	11/7/16 LOC	27,070	27,070
	University of Massachusetts Building Authority Revenue	5.000%	11/1/16	7,555	7,555
	University of Massachusetts Building Authority Revenue	5.000%	11/1/20	1,250	1,436
	University of Massachusetts Building Authority Revenue PUT	0.930%	5/30/17	9,390	9,390
					1,153,892
Michigan (2.7%)
	Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,123
	Chippewa Valley MI Schools GO	5.000%	5/1/22	450	531
	Chippewa Valley MI Schools GO	5.000%	5/1/23	575	690
	Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,392
	Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,687
	Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,242
	Detroit MI Water Supply System Revenue	5.000%	11/14/16 (Prere.)	5,845	5,854
	Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,962
	East Lansing MI School District GO	5.000%	5/1/20	600	676
	East Lansing MI School District GO	5.000%	5/1/22	2,095	2,472
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,480
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	5,286
2	Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	0.830%	11/7/16 (4)	6,235	6,235
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22	1,840	2,154
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23	4,755	5,661
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/21	500	575
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/22	500	587
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/23	500	597
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/24	550	667
	Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	11/15/16	1,050	1,052
	Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	11/15/17	1,500	1,562
	Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	4.000%	11/15/24	3,120	3,368
	L’Anse Creuse MI Public Schools GO	5.000%	5/1/18	720	763
	L’Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,128
	L’Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,882
	L’Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	289
	Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,148
	Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,310	1,563
	Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,095
	Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,793
	Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,311
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/21	700	812
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/22	900	1,068
	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/23	900	1,089
	Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,300
	Michigan Building Authority Revenue	5.000%	4/15/20	7,000	7,902
	Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,577
	Michigan Building Authority Revenue	5.000%	10/15/21	1,750	2,052
	Michigan Building Authority Revenue	5.000%	4/15/22	4,350	5,149
	Michigan Building Authority Revenue	5.000%	4/15/22	1,000	1,184
	Michigan Building Authority Revenue	5.000%	4/15/23	1,350	1,627
	Michigan Finance Authority Revenue	5.000%	10/1/19	850	936
	Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,218
	Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,320
	Michigan Finance Authority Revenue	5.000%	4/1/21	4,350	4,935
	Michigan Finance Authority Revenue	5.000%	4/15/21	6,240	7,224
	Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,440
	Michigan Finance Authority Revenue	5.000%	4/1/22	7,185	8,299
	Michigan Finance Authority Revenue	5.000%	10/1/22	525	605

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue	5.000%	4/1/23	5,500	6,449
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/17	1,000	1,022
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,368
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/21	3,500	4,059
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/22	2,500	2,967
2 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	0.830%	11/7/16	6,060	6,060
Michigan Finance Authority Revenue (Detroit Water & Sewer)	3.000%	7/1/17	200	203
Michigan Finance Authority Revenue (Detroit Water & Sewer)	3.000%	7/1/17	500	506
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	1,100	1,127
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,134
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	5,000	5,130
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	500	512
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,216
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,250	1,322
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,372
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,841
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,189
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,125
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,831
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,434
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	8,000	8,986
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,570
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,595
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,370
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	1,000	1,142
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	16,260	18,744
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,528
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,452
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,161
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/21	1,800	2,098
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/22	2,000	2,372
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/23	3,000	3,606
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/17	1,000	1,023
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/18	805	856
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/19	1,000	1,099
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/20	600	679
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/21	600	697
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/22	800	946
2 Michigan Finance Authority Revenue (McLaren Health Care Corp.) TOB VRDO	0.580%	11/1/16 LOC	25,000	25,000
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	4.000%	6/1/20	600	654
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/21	750	866
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,182
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	500	516
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	500	529
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	600	649
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	1,000	1,081
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20	2,000	2,207
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/21	1,600	1,880
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/22	1,500	1,803
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,185
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	539
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,673
1 Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/21	4,575	5,387
1 Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	16,800	20,248
1 Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23	7,230	8,880
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	9,235	10,595
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	5,000	5,870
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	5,500	6,585
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	6,000	7,301
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/17	1,225	1,234
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	53,978
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	20,000	22,122
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	7,445	7,594
Michigan GAN	5.000%	3/15/20	6,000	6,741
Michigan GAN	5.000%	3/15/21	3,750	4,324
Michigan GAN	5.000%	3/15/22	2,500	2,949
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,215
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23	7,330	8,145
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	12,869
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,804

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	2,785	2,794
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/16 (ETM)	6,140	6,150
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/18	6,375	6,779
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19	3,350	3,683
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	5,000	5,273
Michigan Housing Development Authority Single Family Mortgage Revenue	4.000%	6/1/46	11,305	12,191
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	400	431
Michigan State Hospital Finance Authority ( Ascension Health Senior Credit Group) OUT	0.900%	5/30/17	4,000	4,000
Michigan State University Revenue	5.000%	2/15/17	6,135	6,212
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	8,000	7,898
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	2,000	1,975
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/17	250	253
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/18	500	520
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/19	1,000	1,091
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/20	800	900
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/21	600	694
Oakland University MI Revenue	5.000%	3/1/20	1,780	1,992
Oakland University MI Revenue	5.000%	3/1/21	1,000	1,149
Oakland University MI Revenue	5.000%	3/1/22	1,285	1,509
Oakland University MI Revenue	5.000%	3/1/23	425	508
Portage MI Public Schools GO	5.000%	11/1/20	750	857
Portage MI Public Schools GO	5.000%	5/1/22	1,790	2,112
Portage MI Public Schools GO	5.000%	11/1/22	1,380	1,648
Rochester MI Community School District GO	5.000%	5/1/20	6,980	7,866
Rochester MI Community School District GO	5.000%	5/1/21	4,075	4,710
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,947
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,470
Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,195
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,412
Royal Oak MI City School District GO	5.000%	5/1/21	600	696
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/17	1,400	1,447
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/19	1,500	1,656
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20	1,200	1,360
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	2,951
University of Michigan Revenue	4.000%	4/1/17	11,385	11,546
University of Michigan Revenue	5.000%	4/1/21	1,000	1,167
University of Michigan Revenue	5.000%	4/1/22	600	718
University of Michigan Revenue	5.000%	4/1/23	500	611
3 University of Michigan Revenue PUT	1.060%	4/2/18	22,000	21,901
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,699
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,755	3,291
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,749
2 Wayne State University Michigan Revenue TOB VRDO	0.660%	11/7/16	6,665	6,665
2 Wayne State University Michigan Revenue TOB VRDO	0.780%	11/7/16	2,500	2,500
Western Michigan University Revenue	5.000%	11/15/21	1,000	1,173
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	1,977
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	2,041
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,938
				655,263
Minnesota (0.9%)
Hennepin County MN GO	5.000%	12/1/20	3,000	3,472
Hennepin County MN GO	5.000%	12/1/20	4,085	4,727
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/16	1,900	1,903
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/20	3,500	3,920
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	350	403
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	2,700	3,112
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	1,000	1,179
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	3,000	3,536
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23	5,000	6,004
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24	7,180	8,772
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/21	550	641
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/22	200	237
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/19	6,830	7,432

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/21	7,225	8,338
Minnesota 911 Revenue	5.000%	6/1/18 (ETM)	2,320	2,471
Minnesota 911 Revenue	5.000%	6/1/21	9,390	11,011
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,000
Minnesota GO	5.000%	12/1/16	8,150	8,180
Minnesota GO	5.000%	10/1/17 (ETM)	35	36
Minnesota GO	5.000%	10/1/17	2,240	2,328
Minnesota GO	5.000%	8/1/18	3,825	4,100
Minnesota GO	5.000%	8/1/18	8,375	8,976
Minnesota GO	5.000%	8/1/18	3,000	3,215
Minnesota GO	5.000%	11/1/19	2,000	2,237
Minnesota GO	5.000%	8/1/21	6,000	7,064
Minnesota GO	5.000%	8/1/21	15,500	18,256
Minnesota GO	5.000%	8/1/22	12,900	15,575
Minnesota GO	5.000%	8/1/23	6,665	7,594
Minnesota GO	4.000%	10/1/24	14,225	16,490
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/20	500	547
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/21	425	473
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/22	495	560
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,243
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,442
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	8,500	8,973
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,518
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,388
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,875
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/17	1,000	1,022
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/22	2,800	3,320
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,318
University of Minnesota Revenue	5.000%	12/1/17	10,000	10,458
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,887
				207,233
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	10,971
DeSoto County MS School District GO	5.000%	5/1/19	8,000	8,801
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,050	1,188
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,000	2,303
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,500	1,751
Jackson MS Public School District GO	5.000%	4/1/22	1,500	1,752
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.125%	9/1/17	1,250	1,252
3 Mississippi GO	1.160%	9/1/17	4,635	4,640
2 Mississippi GO TOB VRDO	0.670%	11/7/16	3,680	3,680
3 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	1.930%	8/15/20	7,875	7,812
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services)	5.000%	10/1/17	2,500	2,591
				46,741
Missouri (1.0%)
Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,595
Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,899
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/19	2,000	2,190
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/20	1,000	1,125
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17	3,270	3,410
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	2,225	2,407
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,563
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	805	901
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20	2,000	2,305
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22	1,500	1,749
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23	1,420	1,688
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,605
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	2,998
Kansas City MO GO	4.000%	2/1/18	5,660	5,880
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21	1,025	1,143
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/22	1,250	1,419
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/23	1,500	1,724
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,515
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,275	1,480
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,672

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,295	1,536
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21	3,000	3,444
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,814
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/1/19	17,225	19,193
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20	1,300	1,412
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,200	4,213
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/19	750	811
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/20	870	958
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,591
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/22	3,375	4,001
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/17	1,500	1,517
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/18	2,890	3,029
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/19	3,040	3,284
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/20	3,085	3,429
1 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	3.000%	2/1/17	250	251
1 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	4.000%	2/1/18	500	517
1 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	4.000%	2/1/19	650	684
1 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	4.000%	2/1/20	900	963
1 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/21	400	451
1 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/22	1,190	1,365
1 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/23	1,200	1,395
1 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/24	750	879
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	43,310	49,227
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21	4,380	5,126
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/19	2,200	2,379
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/21	6,275	7,175
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/22	4,365	5,086
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/18	1,500	1,595
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/18	1,250	1,353
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/19	2,750	3,024
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/19	2,500	2,794
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/20	1,125	1,273
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/20	1,000	1,149
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/21	1,250	1,451
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/21	1,860	2,187
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/22	3,205	3,801
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/22	1,500	1,799
St. Joseph MO Industrial Development Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.490%	11/1/16 LOC	27,170	27,170
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,425
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/18	1,295	1,378
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,024
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,199
St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	535	622
St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,000	1,188
				233,430
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	19,834
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,305	5,343
				25,177

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Multiple States (1.4%)
[2,3]	Eaton Vance Municipal Bond Fund II	1.680%	7/1/19	4,975	4,976
2	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.770%	11/7/16 LOC	15,000	15,000
2	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.730%	11/7/16 LOC	62,500	62,500
2	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.760%	11/7/16 LOC	50,000	50,000
2	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.740%	11/7/16 LOC	154,200	154,200
2	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.730%	11/7/16 LOC	46,400	46,400
					333,076
Nebraska (0.7%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,712
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/21	3,000	3,502
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	6/1/19	11,175	12,159
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	50,000	55,149
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	4.000%	11/1/19	750	804
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	5.000%	11/1/20	1,400	1,581
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	5.000%	11/1/22	1,000	1,173
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	5.000%	11/1/18	500	535
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/19	750	803
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/20	600	652
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19	1,500	1,638
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20	1,350	1,519
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/23	1,030	1,236
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/43	2,425	2,469
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43	2,750	2,791
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/44	3,265	3,344
	Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44	4,865	5,147
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.500%	9/1/45	10,695	11,357
	Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,007
	Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,572
	Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,085
	Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,085
	Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,133
	Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	6,877
	Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,328
	Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,706
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/20	7,370	8,298
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/21	6,400	7,412
	University of Nebraska Facilities Corp. Revenue (UNMC Eye Institute)	5.000%	3/1/18	8,850	9,333
	University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,601
	University of Nebraska Student Fee Revenue	5.000%	7/1/20	3,015	3,428
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,559
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,000	1,167
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,672
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,500	1,792
	University of Nebraska Student Health & Recreation Project Revenue	5.000%	5/15/20	1,255	1,422
	University of Nebraska Student Health & Recreation Project Revenue	5.000%	5/15/22	1,135	1,352
					174,400
Nevada (0.5%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	1,971
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,121
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,298
	Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	34,121
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	2,049
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/19	2,375	2,618
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/20	3,000	3,402
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/21	3,000	3,492
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22	3,000	3,570
	Clark County NV School District GO	5.000%	12/15/17 (Prere.)	9,245	9,687
	Clark County NV School District GO	5.000%	6/15/21	23,970	25,054
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/21	1,000	1,160
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/22	1,550	1,839
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/23	1,180	1,422
2	Nevada Capital Improvement & Cultural Affairs GO TOB VRDO	0.660%	11/7/16	9,510	9,510

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,274
	Washoe County NV Gas & Water Facilities Revenue PUT	3.000%	6/1/22	7,500	8,016
					116,604
New Hampshire (0.1%)
	Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,773
1	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/21	1,250	1,421
1	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/22	900	1,040
1	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/23	1,675	1,954
1	New Hampshire Health & Education Facilities Authority Revenue
	(Southern New Hampshire Medical Center)	4.000%	10/1/22	2,070	2,307
1	New Hampshire Health & Education Facilities Authority Revenue
	(Southern New Hampshire Medical Center)	4.000%	10/1/23	2,355	2,638
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/17	3,200	3,307
1	New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/21	505	568
1	New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/22	1,000	1,142
					22,150
New Jersey (5.0%)
	Atlantic City NJ GO	5.000%	11/1/19	3,315	2,723
	Atlantic City NJ GO	5.000%	12/1/19	6,995	5,744
	Atlantic City NJ GO	5.000%	11/1/20	4,025	3,260
	Atlantic City NJ GO	5.000%	12/1/20	7,185	5,817
	Atlantic City NJ GO	5.000%	11/1/21	3,020	2,442
	Atlantic City NJ GO	5.000%	12/1/21	1,970	1,592
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,264
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,797
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,663
	Camden County NJ Improvement Authority Lease Revenue
	(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/22	1,095	1,303
2	Camden County NJ Improvement Authority Revenue VRDO	0.670%	11/7/16 LOC	1,290	1,290
[2,3]	Eaton Vance New Jersey Municipal Bond Fund II	1.630%	7/1/19	8,675	8,676
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/18	1,600	1,703
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/19	1,700	1,871
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/20	1,800	2,038
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/21	2,800	3,251
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/22	1,200	1,423
	Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,318
	Howell Township NJ BAN	2.000%	10/19/17	11,850	11,959
	Long Branch NJ BAN	1.750%	2/10/17	10,596	10,616
	Morris County NJ Improvement Authority Revenue	4.000%	5/1/21	2,000	2,241
	Morris County NJ Improvement Authority Revenue	4.000%	5/1/22	1,000	1,142
	New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	15,041
	New Jersey Economic Development Authority Revenue	5.000%	3/1/19 (ETM)	29,800	32,520
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22	62,735	69,745
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,572
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	8,568
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,637
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	20,115	20,218
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	12,310	12,366
3	New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.530%	2/1/17	14,000	13,999
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	7,500	7,764
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	6,450	6,677
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17	555	576
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	13,745	14,384
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	5,000	5,420
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	16,369
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	18,223
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	1,024
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	9,042
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	6,459
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,294
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,725
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	15,760
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,484
2	New Jersey Economic Development Authority Revenue (School Facilities Construction)
	TOB VRDO	0.700%	11/7/16 LOC	9,805	9,805
	New Jersey Economic Development Authority Revenue (School Facilities Construction) VRDO	1.360%	2/1/17	4,000	3,998

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/17	3,525	3,588
New Jersey Economic Development Authority Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,073
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/20	405	444
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/21	500	581
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/22	720	854
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23	1,000	1,201
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	9/1/17	2,500	2,574
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/17	5,095	5,242
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	5,345	5,713
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,688
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,789
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	10,255	10,752
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,586
New Jersey GO	5.000%	8/15/17	11,660	12,021
New Jersey GO	5.000%	6/1/18	5,000	5,283
New Jersey GO	5.000%	8/15/19	8,395	9,202
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,553
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	117
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,054
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,064
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/21 (Prere.)	3,550	4,085
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/17	2,595	2,613
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/18	3,605	3,769
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	4.000%	7/1/17	1,000	1,018
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/18	2,000	2,128
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/19	2,000	2,196
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21	2,000	2,312
2 New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group) TOB VRDO	0.780%	11/7/16 (12)	9,045	9,045
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/21	1,000	1,154
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/22	1,500	1,769
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/23	2,000	2,400
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20	1,000	1,085
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/21	1,000	1,146
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/22	1,500	1,754
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/23	3,000	3,556
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,023
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	3,810	3,823
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,623
2 New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.850%	11/7/16	5,000	5,000
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	24,717
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19	16,300	17,550
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	18,000	19,725
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,500	28,772
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	9,000	10,005
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,000	11,241
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	50,000	52,255
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	10,000	11,318
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	50,650	52,901
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	11,000	12,037
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	12,550	13,853
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	1,295	1,429
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,890	3,223
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,808
3 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.630%	12/15/19	41,000	40,242
3 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.830%	12/15/21	24,000	23,081
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	10,000	10,405
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	7,500	7,804
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	30,000	31,215
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	2,500	2,631
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,810	16,858
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19	2,815	3,033
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	31,245	34,043

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	14,635	16,014
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,659
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,565
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	4,875	5,419
2	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.700%	11/7/16 LOC	18,750	18,750
3	New Jersey Turnpike Authority Revenue	1.180%	1/1/18	40,000	40,084
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	839
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,149
3	New Jersey Turnpike Authority Revenue PUT	1.250%	1/1/17	12,500	12,500
3	New Jersey Turnpike Authority Revenue PUT	1.310%	1/1/18	10,115	10,143
3	New Jersey Turnpike Authority Revenue PUT	1.310%	1/1/18	15,000	15,041
	Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,097
	Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,097
	Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,257
	Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,188
	Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	225,000	59,850
	Union County NJ GO	4.000%	2/15/19	4,255	4,546
	Union County NJ GO	4.000%	2/15/20	5,355	5,857
	Union County NJ GO	5.000%	2/15/21	5,615	6,511
	Union County NJ GO	5.000%	2/15/22	6,275	7,465
					1,188,858
New Mexico (0.5%)
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	2,000	2,284
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	3,225	3,683
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	6,580	7,522
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	1,800	2,058
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	5,450	6,400
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,130	1,327
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,517
	Farmington NM Pollution Control Revenue
	(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	19,000	19,281
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/16	7,000	7,020
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17	5,000	5,157
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17	9,000	9,243
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services)	5.000%	8/1/21	1,600	1,860
2	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) TOB VRDO	0.660%	11/7/16	6,660	6,660
3	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.923%	2/1/18	5,000	4,989
3	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.973%	8/1/18	5,200	5,189
3	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	1.103%	8/1/19	37,500	37,321
	New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,188
					130,699
New York (13.3%)
	Albany NY Industrial Development Agency Civic Facility Revenue
	(Albany Medical Center Hospital Project) VRDO	0.800%	11/7/16 LOC	3,905	3,905
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/21	1,000	1,146
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22	2,000	2,337
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/23	1,385	1,643
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/20	1,265	1,413
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/21	1,355	1,537
	Central Islip NY Union Free School District BAN	2.000%	8/16/17	8,500	8,564
	Clarence NY BAN	2.000%	7/21/17	6,281	6,328
	Dobbs Ferry NY Union Free School District BAN	2.000%	7/28/17	3,700	3,725
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/21	300	346
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/22	300	352
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/23	350	419
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/24	350	424
[2,3]	Eaton Vance New York Municipal Bond Fund II	1.480%	7/1/19	5,750	5,751
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	3,000	3,067
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	1,125	1,150
	Johnson City Central School District BAN	2.000%	6/22/17	8,070	8,119
	Lewiston-Porter Central School District BAN	2.000%	6/15/17	8,975	9,025
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/17	9,955	10,294
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18 (ETM)	2,000	2,123
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19 (ETM)	1,500	1,647
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/20	1,295	1,473

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21	1,295	1,507
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	750	893
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	2,000	2,380
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/23	1,000	1,208
3 Long Island NY Power Authority Electric System Revenue PUT	1.019%	11/1/18	16,850	16,870
3 Long Island NY Power Authority Electric System Revenue PUT	1.249%	11/1/18	30,000	30,172
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,121
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	1,000	1,060
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	3,520	3,861
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	2,000	2,194
Mount Vernon City School District BAN	2.000%	8/18/17	8,500	8,556
Nassau County NY GO	5.000%	4/1/20	14,340	16,131
Nassau County NY GO	5.000%	4/1/21	11,075	12,751
Nassau County NY GO	5.000%	1/1/22	9,685	11,322
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/20	4,640	5,208
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/18	2,550	2,706
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/20	1,660	1,863
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/18	2,000	2,117
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/19	1,565	1,705
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	400
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,542
New Rochelle NY School District TAN	2.000%	6/29/17	6,000	6,041
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	910
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	675
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,153
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	650	767
New York City NY GO	5.000%	8/1/17	13,590	14,028
New York City NY GO	5.000%	8/1/17	9,750	10,065
New York City NY GO	5.000%	8/1/17	6,000	6,194
New York City NY GO	5.000%	8/1/17	3,800	3,923
New York City NY GO	5.000%	8/1/17	8,185	8,449
New York City NY GO	5.000%	10/1/17	2,500	2,598
New York City NY GO	5.000%	10/1/17	5,150	5,351
New York City NY GO	5.000%	8/1/18	6,000	6,422
New York City NY GO	5.000%	8/1/18	5,000	5,352
New York City NY GO	5.000%	8/1/18	7,500	8,028
New York City NY GO	5.000%	8/1/18	3,250	3,479
New York City NY GO	5.000%	8/1/18	6,000	6,422
New York City NY GO	5.000%	8/1/18	4,650	4,977
New York City NY GO	5.000%	8/1/18	25,315	27,096
New York City NY GO	5.000%	8/1/18	13,030	13,947
New York City NY GO	5.000%	10/1/18	7,650	8,237
New York City NY GO	4.000%	8/1/19	12,165	13,129
New York City NY GO	5.000%	8/1/19	15,000	16,595
New York City NY GO	5.000%	8/1/19	8,000	8,850
New York City NY GO	5.000%	8/1/19	15,000	16,595
New York City NY GO	5.000%	8/1/19	20,155	22,297
New York City NY GO	5.000%	8/1/19	7,225	7,993
New York City NY GO	5.000%	8/1/19	5,830	6,450
New York City NY GO	5.000%	8/1/19	5,000	5,532
New York City NY GO	5.000%	8/1/19	5,000	5,532
New York City NY GO	5.000%	8/1/20	20,000	22,776
New York City NY GO	5.000%	8/1/20	1,880	2,141
New York City NY GO	5.000%	8/1/20	33,525	38,178
New York City NY GO	5.000%	8/1/20	4,500	5,125
New York City NY GO	5.000%	10/1/20	4,375	5,007
3 New York City NY GO	1.100%	8/1/21	6,350	6,350
New York City NY GO	5.000%	8/1/21	11,985	14,013
New York City NY GO	5.000%	8/1/21	2,000	2,338

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/21	4,000	4,677
New York City NY GO	5.000%	8/1/21	6,100	7,132
New York City NY GO	5.000%	8/1/21	5,890	6,887
New York City NY GO	5.000%	8/1/21	17,280	20,204
New York City NY GO	5.000%	8/1/21	10,000	11,692
New York City NY GO	5.000%	8/1/22	14,640	17,532
New York City NY GO	5.000%	8/1/22	4,275	5,119
New York City NY GO	5.000%	8/1/22	1,470	1,760
New York City NY GO	5.000%	8/1/22	4,000	4,790
New York City NY GO	5.000%	8/1/22	40,930	49,015
New York City NY GO	5.000%	8/1/23	10,000	12,215
New York City NY GO	5.000%	8/1/23	14,790	18,066
3 New York City NY GO	1.030%	8/1/27	18,500	18,491
New York City NY GO VRDO	0.510%	11/1/16 LOC	7,000	7,000
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/17	8,150	8,248
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21	3,000	3,470
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.750%	11/1/16	2,555	2,555
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.100%	11/1/16	2,115	2,115
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.200%	11/1/17	24,965	24,971
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,392
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,012
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,731
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,119
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,136
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,042
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,737
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,396
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,474
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,762
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,984
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,203
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,141
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,525
2 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.660%	11/7/16	7,700	7,700
2 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.730%	11/7/16	18,440	18,440
2 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.730%	11/7/16	23,405	23,405
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	38,740	38,740
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.530%	11/1/16	26,700	26,700
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21	19,510	23,127
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19	1,000	1,106
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/20	1,500	1,709
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	1,520	1,778
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/22	4,585	5,510
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	8,010	8,010
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	2,105	2,105
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17 (ETM)	295	298
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17	2,205	2,229
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17 (ETM)	825	860
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	6,175	6,437
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	20,850
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	20,850
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	7,455	8,058
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/15/18	11,950	12,935
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	8,560	9,573
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	25,115	28,087
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	6,395	7,203
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	8,925	10,052
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,090	3,563
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	9,000	10,658
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	6,000	7,263
2 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.620%	11/1/16	3,525	3,525
2 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.670%	11/7/16	2,200	2,200
New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	2/1/23	20,000	23,208
New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	1.350%	8/1/17	7,300	7,325
New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	6,421
New York Convention Center Development Corp. Revenue	5.000%	11/15/21	2,000	2,352
New York Convention Center Development Corp. Revenue	5.000%	11/15/22	1,000	1,202

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 New York Metropolitan Transportation Authority Revenue	1.043%	11/1/16	3,495	3,495
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	6,000	6,010
3 New York Metropolitan Transportation Authority Revenue	1.183%	11/1/17	2,950	2,954
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	5,000	5,218
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	7,000	7,306
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	13,046
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,622
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,000	2,163
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,255	1,357
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,055	4,386
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,650	2,866
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,622
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,500	2,704
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,775	5,165
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,000	1,082
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,000	1,115
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,100	1,226
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	9,535	10,628
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	8,930	9,954
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	4,725	5,267
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	2,530	2,820
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/19 (14)	5,000	5,648
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	1,560	1,785
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	5,000	5,720
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	2,400	2,746
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,230	1,440
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	5,000	5,856
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,750	2,049
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,500	1,757
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	2,250	2,693
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	16,145	19,322
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	1,000	1,197
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,000	1,219
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,775	3,340
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	3/1/17	15,000	15,067
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	6/1/17	5,000	5,035
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	6/1/17	19,065	19,202
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	6/1/17	67,725	69,006
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.580%	11/1/19	9,300	9,388
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,300
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.010%	6/1/17	19,850	19,823
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.000%	11/1/18	2,000	2,001
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.080%	11/1/19	2,750	2,750
3 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.210%	11/1/19	21,000	21,048
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,609
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,326
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19	3,500	3,901
2 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	0.740%	11/7/16 LOC	13,955	13,955
3 New York Metropolitan Transportation Authority Revenue PUT	1.053%	11/1/16	12,500	12,500
3 New York Metropolitan Transportation Authority Revenue PUT	1.203%	11/1/16	15,000	15,000
3 New York Metropolitan Transportation Authority Revenue PUT	0.834%	5/15/17 (4)	17,500	17,499
3 New York Metropolitan Transportation Authority Revenue PUT	0.703%	11/1/17	7,280	7,276
3 New York Metropolitan Transportation Authority Revenue PUT	1.193%	11/1/17	8,760	8,769
3 New York Metropolitan Transportation Authority Revenue PUT	0.990%	11/15/17	49,600	49,547
3 New York Metropolitan Transportation Authority Revenue PUT	0.964%	5/15/18 (4)	20,750	20,764
3 New York Metropolitan Transportation Authority Revenue PUT	0.653%	11/1/19	5,215	5,178
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	59,000	65,914
3 New York Metropolitan Transportation Authority Revenue PUT	1.210%	6/1/20	87,500	87,398
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20	11,000	12,126
2 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.780%	11/7/16	12,970	12,970
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,411
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,249
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,408
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/19	4,275	4,774
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20	1,125	1,296
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	1,540	1,825
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/22	1,500	1,824
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/22	8,500	10,128
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/23	6,555	7,952
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,452

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,607
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,702
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17	6,185	6,392
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17 (ETM)	55	57
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17	1,750	1,798
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/18	2,500	2,663
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/21	2,400	2,794
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	1,115	1,180
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	2,555	2,955
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/22	2,425	2,872
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/17 (ETM)	25	26
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/17	975	992
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20 (ETM)	45	49
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	1,695	1,814
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	16,840	17,054
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	9,600	9,722
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	27,490	28,941
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18 (ETM)	4,050	4,266
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	7,465	7,859
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18	18,010	19,020
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18	2,400	2,573
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	22,675	24,601
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,000	10,906
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	4,145	4,520
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	16
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19	11,665	12,938
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	4,000	4,493
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20	9,550	10,888
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	33,395	38,654
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	12,620	14,607
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21	7,710	8,980
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22	4,980	5,450
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	41,000	49,468
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	7,030	7,299
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,375
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	2,000	2,077
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,454
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,693
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	1,500	1,615
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,382
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,155	2,319
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,114
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,564
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,690
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	5,905	6,562
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,939
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,291
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,678
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17	10,510	10,803
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18	5,000	5,314
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,500	3,851
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/17 (ETM)	385	398
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/17	1,795	1,830
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19 (Prere.)	230	254
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/21	1,060	1,110
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	60,000	69,782
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,500	2,984
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/18	4,900	5,232
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/18	10,000	10,678
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/19	3,700	4,094

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Environmental Facilities Corp. Revenue
	(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20	3,000	3,427
	New York State GO	5.000%	3/1/19	12,715	13,928
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	4,150	4,152
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	3,900	3,904
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	1,250	1,251
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	2,500	2,505
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	4,750	4,759
	New York State Housing Finance Agency Revenue	1.050%	5/1/19	850	847
	New York State Housing Finance Agency Revenue	1.100%	11/1/19	1,000	994
	New York State Housing Finance Agency Revenue	1.250%	5/1/20	7,500	7,465
	New York State Local Government Assistance Corp. Revenue	5.000%	4/1/18	6,325	6,696
	New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41	585	596
	New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,015
	New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	91,228
	New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,681
	New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,828
	New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,776
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	18,477
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,706
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	625	660
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	8,440	8,913
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19	500	547
	New York State Urban Development Corp. Revenue	5.250%	1/1/17	10,095	10,172
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	20,108
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	21,121
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	8,783
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,424
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,600
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	26,383
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	28,821
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,298
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	57,915
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	54,261
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	25,000	29,622
2	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.730%	11/7/16	10,115	10,115
	Niagara NY Frontier Transportation Authority Airport Revenue
	(Buffalo Niagara International Airport)	5.000%	4/1/17	1,000	1,017
	Niagara NY Frontier Transportation Authority Airport Revenue
	(Buffalo Niagara International Airport)	4.000%	4/1/18	500	521
	Niagara NY Frontier Transportation Authority Airport Revenue
	(Buffalo Niagara International Airport)	5.000%	4/1/19	500	545
	North Syracuse NY Central School District BAN	2.000%	8/11/17	4,448	4,479
[2,3]	Nuveen New York AMT-Free Municipal Income Fund iMTP	1.250%	10/1/17	17,500	17,501
2	Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.720%	11/7/16 LOC	8,500	8,500
2	Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.780%	11/7/16 LOC	24,000	24,000
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	500	539
	Oyster Bay NY BAN	2.750%	2/3/17	15,000	15,030
	Oyster Bay NY GO	4.000%	1/15/17 (15)	1,500	1,509
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,174
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,557
	Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,101
	Oyster Bay NY GO	3.250%	8/1/18	8,560	8,617
	Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,097
	Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,551
	Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,436
	Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,448
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,901
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,150	2,208
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,256
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	10,086
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	941
	Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,190
	Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,246
	Suffolk County NY GO	5.000%	2/1/20 (4)	4,000	4,463
	Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,247
	Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	12,157
	Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	13,048
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	1,225	1,255
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	6,500	6,660

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	540	542
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	10,100	10,339
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	5,000	5,118
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/17	3,815	3,982
3 Triborough Bridge & Tunnel Authority New York Revenue	0.980%	1/1/18 (4)	5,000	4,999
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18	13,435	14,079
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18	7,000	7,573
3 Triborough Bridge & Tunnel Authority New York Revenue	1.070%	1/1/19 (4)	1,700	1,699
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20	500	576
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21	1,000	1,184
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22	850	1,031
3 Triborough Bridge & Tunnel Authority New York Revenue PUT	0.873%	1/3/17	7,500	7,499
3 Triborough Bridge & Tunnel Authority New York Revenue PUT	0.753%	2/1/19	11,350	11,243
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	745
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,000	1,181
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/18	500	503
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/16	8,170	8,170
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17	8,600	8,938
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21	4,700	5,479
Windsor Central School District BAN	1.500%	8/18/17	7,255	7,274
Yonkers NY GO	4.000%	10/1/17	505	519
Yonkers NY GO	3.000%	7/1/18	500	515
Yonkers NY GO	3.000%	8/15/18	1,000	1,033
Yonkers NY GO	4.000%	3/15/19 (4)	1,700	1,815
Yonkers NY GO	3.000%	8/15/19	885	923
Yonkers NY GO	3.000%	8/15/20	1,115	1,163
				3,180,535
North Carolina (1.4%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21	6,070	7,070
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22	4,070	4,852
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,138
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,849
1 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/22	4,250	5,004
1 Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/24	14,315	17,412
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/17	5,000	5,073
Guilford County NC GO	5.000%	8/1/17	5,000	5,161
Guilford County NC GO	5.000%	3/1/18	3,340	3,526
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,689
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19	1,000	1,106
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	3,200	3,716
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	0.700%	12/1/16	27,500	27,500
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	9,808
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	19,080
2 North Carolina Capital Improvement Revenue TOB VRDO	0.670%	11/7/16	4,000	4,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17 (ETM)	2,650	2,669
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17 (ETM)	7,175	7,226
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18 (ETM)	1,250	1,311
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,819
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,114
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	14,651
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,807
North Carolina GAN	5.000%	3/1/22	2,250	2,654
North Carolina GAN PUT	4.000%	3/1/18	21,000	21,503
North Carolina GO	5.000%	3/1/18	16,770	17,664
North Carolina GO	5.000%	6/1/19	2,000	2,208
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/19	3,350	3,687
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/20	7,885	8,899
2 North Carolina Medical Care Commission Health Care Facilities Revenue
(Vidant Health) TOB VRDO	0.780%	11/7/16 LOC	15,375	15,375
3 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	1.370%	12/1/17	2,210	2,204
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,073
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,219
2 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	0.950%	11/7/16	6,300	6,300

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	0.980%	5/30/17	12,740	12,740
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17	6,500	6,655
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,281
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/19	1,450	1,547
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/20	500	543
1 North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/21	375	416
1 North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/22	1,105	1,242
1 North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/23	800	906
1 North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/24	920	1,046
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/18	14,815	15,518
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/18 (ETM)	5,185	5,437
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,862
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19	12,025	13,042
1 Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/22	600	716
1 Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/22	670	799
1 Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/23	1,110	1,355
1 Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/23	1,000	1,220
Raleigh NC GO	5.000%	12/1/16	2,470	2,479
Raleigh NC GO	5.000%	12/1/16	2,605	2,615
Raleigh NC GO	5.000%	4/1/20	4,700	5,328
Wake County NC GO	5.000%	2/1/20	4,500	5,075
Wake County NC GO	5.000%	2/1/22	3,100	3,700
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,701
				338,590
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	757
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,405
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	5,345	5,695
				7,857
Ohio (4.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/18	1,000	1,076
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/25	3,450	4,003
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/20	1,220	1,400
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/23	2,450	2,874
2 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.760%	11/7/16	7,500	7,500
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,715
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,855
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	18,745
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,000	14,113
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	23,626
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	169
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	13,777
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,556
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,632
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,407
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/17	6,000	6,073
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/21	300	346
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/22	400	470
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23	500	600
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	470	553
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	375	450
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	450
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,596
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	19,154
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	18,153
2 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.780%	11/7/16 (12)	9,315	9,315
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/22	3,415	3,944
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/20	700	777
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,657
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	519
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	524
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,902
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,000	1,181
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	3,150	3,776
Cleveland OH GO	5.000%	12/1/20	1,800	2,066

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH GO	5.000%	12/1/21	2,880	3,378
Cleveland OH GO	5.000%	12/1/22	3,595	4,321
Cleveland OH Income Tax Revenue	5.000%	5/15/17 (ETM)	465	476
Cleveland OH Income Tax Revenue	5.000%	5/15/17	725	741
Cleveland OH Income Tax Revenue	5.000%	4/1/18 (Prere.)	7,180	7,600
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,500	1,766
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,866
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,366
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,682
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,155
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,046
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19	2,000	2,198
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,651
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/18	960	1,023
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/19	1,390	1,530
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/22	1,475	1,735
Columbus OH GO	5.000%	6/1/17	7,510	7,700
Columbus OH GO	5.000%	7/1/17	7,245	7,454
Columbus OH GO	5.000%	7/1/17	5,740	5,905
Columbus OH GO	5.000%	6/1/18	8,000	8,523
Columbus OH GO	5.000%	7/1/18	7,280	7,780
Columbus OH GO	5.000%	7/1/18	4,500	4,809
Columbus OH GO	5.000%	2/15/19	1,910	2,086
Columbus OH GO	5.000%	6/1/19	3,000	3,310
Columbus OH GO	5.000%	7/1/19	6,690	7,402
Columbus OH GO	5.000%	2/15/20	1,905	2,150
Columbus OH GO	5.000%	7/1/22	1,000	1,205
Columbus OH GO	5.000%	7/1/23	1,815	2,233
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/19	5,340	5,945
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20	5,575	6,377
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,075	4,776
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19	7,000	7,800
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/21	1,045	1,220
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/22	1,000	1,191
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/24	500	606
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,364
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,183
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,897
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,726
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21	1,045	1,164
Franklin County OH GO	5.000%	12/1/19	5,045	5,468
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	7,713
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	0.750%	11/7/16	6,830	6,830
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,327
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,602
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,924
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,659
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,506
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/21	450	484
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/22	470	532
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/23	500	573
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/24	680	786
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	4.000%	5/15/17	785	799
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/18	750	795
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/19	1,000	1,096
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20	1,000	1,131
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21	1,000	1,164
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22	500	593
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	543
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/19	750	809
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20	800	887
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22	500	579
2 Hamilton County OH Hospital Facilities Revenue (UC Health) TOB VRDO	0.750%	11/7/16 LOC	11,395	11,395
Hamilton County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,176
Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,250	2,703
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,153
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,465

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hamilton OH City School District GO	5.000%	12/1/21	3,475	4,085
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,040	1,088
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20	14,225	15,909
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21	2,260	2,595
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23	1,725	2,064
2 JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	0.840%	11/7/16	41,700	41,700
Kent State University Ohio Revenue	5.000%	5/1/17	500	511
Kent State University Ohio Revenue	5.000%	5/1/20	2,030	2,297
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,865
Kent State University Ohio Revenue	5.000%	5/1/21	1,685	1,956
Kent State University Ohio Revenue	4.000%	5/1/22	3,000	3,397
Kent State University Ohio Revenue	4.000%	5/1/23	3,000	3,445
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,386
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/21	750	862
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/22	1,575	1,847
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.870%	11/7/16	10,500	10,500
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.880%	11/7/16 (4)	8,865	8,865
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.880%	11/7/16	13,130	13,130
Medina OH School District COP	5.250%	6/1/18 (Prere.)	7,210	7,709
2 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.810%	11/7/16	3,995	3,995
Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/21	3,750	4,387
2 Montgomery County OH Revenue (Miami Valley Hospital) TOB VRDO	0.780%	11/7/16	3,500	3,500
1 Newark OH BAN	2.000%	11/7/17	2,050	2,065
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19	3,000	2,744
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/18	1,750	1,883
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	1,040	1,080
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	2,670	2,773
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20	1,265	1,450
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/19	1,395	1,526
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/20	500	552
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,175
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	465	545
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,173
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	550	662
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	875	1,048
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	1,000	1,199
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23	750	899
Ohio Capital Facilities Lease-Appropriation Revenue
(Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/21	1,360	1,598
Ohio Capital Facilities Lease-Appropriation Revenue
(Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/22	1,000	1,204
Ohio Capital Facilities Lease-Appropriation Revenue
(Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/23	1,200	1,468
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/21	1,000	1,165
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/22	1,000	1,194
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/23	1,000	1,214
Ohio Capital Facilities Lease-Appropriation Revenue
(Parks & Recreation Improvement Fund Projects)	5.000%	8/1/23	1,000	1,219
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,355
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	5,205
Ohio Common Schools GO	5.000%	9/15/21	5,920	6,982
Ohio Common Schools GO	5.000%	9/15/23	11,315	13,934
Ohio GO	5.000%	9/15/17	19,680	20,418
Ohio GO	5.000%	5/1/18	10,960	11,642
Ohio GO	5.000%	9/15/18	10,000	10,767
Ohio GO	5.000%	9/15/18	5,000	5,384
Ohio GO	5.000%	5/1/19	5,000	5,499
Ohio GO	5.000%	5/1/19	6,680	7,347
Ohio GO	5.000%	9/15/19	5,000	5,569
Ohio GO	5.000%	5/1/20	7,000	7,949
Ohio GO	5.000%	9/15/20	26,315	30,206
Ohio GO	5.000%	5/1/21	2,645	3,089
1 Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project)	5.000%	12/1/22	4,540	5,433
1 Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project)	5.000%	12/1/23	2,500	3,036

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.470%	11/1/16	4,800	4,800
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	4,500	4,516
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/19	625	683
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,512
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/22	500	580
Ohio Highway Capital Improvements GO	5.000%	5/1/20	5,000	5,678
Ohio Highway Capital Improvements GO	5.000%	5/1/21	2,500	2,920
Ohio Highway Capital Improvements GO	5.000%	5/1/22	5,000	5,978
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.660%	11/7/16	10,995	10,995
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.660%	11/7/16	2,850	2,850
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19	1,595	1,722
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.760%	11/1/16	5,250	5,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.760%	11/7/16	4,250	4,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.760%	11/7/16	2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,695
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	1,500	1,571
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	8,635	9,041
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/18	2,750	2,926
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19	2,450	2,667
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	6,160	6,894
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	2,500	2,798
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	3,000	3,357
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	2,750	3,160
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	3,500	4,022
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	4,000	4,711
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	2,500	2,944
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,000	6,024
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,612
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,656
Ohio Public Facilities Commission GO	5.000%	2/1/22	1,460	1,734
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	355	356
Ohio State University General Receipts Revenue	5.000%	12/1/16	3,160	3,172
Ohio State University General Receipts Revenue	5.000%	12/1/17 (ETM)	280	293
Ohio State University General Receipts Revenue	5.000%	12/1/17	4,720	4,935
Ohio State University General Receipts Revenue	5.000%	12/1/19	1,440	1,562
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	3,842
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17	4,500	4,615
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/22	1,520	1,850
2 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.730%	11/7/16	17,665	17,665
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	3.000%	5/15/19	24,000	21,596
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,199
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,159
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,525
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	10,205	11,618
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,618
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,659
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/21	12,250	14,341
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,800
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,046
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,870
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	6,165
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/20	2,225	2,533
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/20	1,750	2,020
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,580
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,541
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,600
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,846
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,462
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/23	6,000	7,342
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,679
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,218
Princeton OH City School District GO	4.000%	12/1/21	1,200	1,352
Princeton OH City School District GO	5.000%	12/1/22	700	844
Princeton OH City School District GO	5.000%	12/1/23	1,350	1,651
Princeton OH City School District GO	5.000%	12/1/25	795	979
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.375%	12/1/19	1,560	1,680
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.750%	12/1/22	4,750	5,180
Sandusky OH BAN	2.000%	10/5/17	1,500	1,512

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	630	683
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,266
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/21	650	743
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/22	1,100	1,286
South-Western City OH School District GO	5.000%	12/1/21	1,000	1,180
South-Western City OH School District GO	5.000%	12/1/23	1,000	1,229
Southeastern Ohio Port Authority Hospital Facilities Revenue
(Marietta Area Health Care Inc. Obligated Group)	5.000%	12/1/22	735	814
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,306
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,481
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18	1,585	1,687
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17	1,855	1,899
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/19	2,805	3,064
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/19	1,750	1,916
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20	2,550	2,871
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21	2,495	2,879
				1,007,235
Oklahoma (0.2%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/17	760	781
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/18	1,325	1,410
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19	2,250	2,473
Comanche County OK Hospital Authority Revenue	5.000%	7/1/19	3,145	3,339
1 Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,000	5,808
1 Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,500	1,783
1 Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,385	4,098
1 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	2,135	2,443
1 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	2,375	2,763
1 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	5,040	5,931
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21	1,000	1,164
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/18	1,000	1,068
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/18	1,000	1,073
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/19	2,000	2,218
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/20	1,310	1,494
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/21	2,000	2,341
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/22	1,325	1,583
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/21	1,440	1,671
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/22	2,000	2,371
				45,812
Oregon (0.6%)
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/19	410	435
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/20	500	540
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/21	350	383
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/22	350	407
Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.500%	10/1/18	3,000	3,020
Oregon Department of Administrative Services Lottery Revenue	4.000%	4/1/17	2,000	2,028
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/21	7,000	8,159
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17	3,090	3,153
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	3,705
1 Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/22	750	885
1 Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/23	650	779
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/16	2,000	2,000
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19	1,000	1,114
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,275	1,462
3 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.510%	10/1/17	8,750	8,750
3 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.630%	9/15/18	10,000	10,002
Oregon GO	5.000%	8/1/18	3,215	3,447
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	3,910	4,120
Portland OR Sewer System Revenue	5.000%	6/15/22	59,960	72,052
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	7,380	7,503
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,219

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,295
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,104
					146,562
Pennsylvania (5.2%)
	Allegheny County PA GO	4.000%	12/1/16	17,830	17,880
	Allegheny County PA GO	5.000%	12/1/18	7,000	7,572
	Allegheny County PA GO	5.000%	12/1/19	5,250	5,862
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	5.000%	5/15/17	23,040	23,563
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	5.000%	10/15/17	1,000	1,039
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	5.000%	10/15/18	1,000	1,076
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	1.227%	2/1/21	7,190	7,182
[2,3]	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB PUT	0.830%	12/1/16 LOC	10,000	10,000
[2,3]	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB PUT	0.830%	1/3/17 LOC	10,250	10,250
2	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB VRDO	0.620%	11/1/16 LOC	32,100	32,100
	Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,534
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/18 (4)	3,000	3,187
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	3,984
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20	2,500	2,858
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,802
	Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,070
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,000
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.700%	4/2/18	8,250	7,801
	Bethel Park PA School District GO	5.000%	8/1/22	500	596
	Bethel Park PA School District GO	5.000%	8/1/23	700	851
3	Bethlehem PA Area School District Authority Revenue PUT	0.800%	1/1/18	3,995	3,988
	Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	676
	Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	537
	Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,287
	Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,131
	Bucks County PA GO	5.000%	5/1/20	2,175	2,467
	Bucks County PA GO	5.000%	5/1/21	3,060	3,568
	Bucks County PA GO	5.000%	5/1/22	1,255	1,498
	Bucks County PA GO	5.000%	5/1/23	1,000	1,218
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/21 (15)	4,500	5,192
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/22 (15)	605	682
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/23 (15)	500	570
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/17	1,650	1,672
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/18	300	309
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/19	1,460	1,519
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/20	525	570
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/21	575	634
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/22	1,150	1,340
	Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/23	1,410	1,667
	Clarion County PA Industrial Development Authority Revenue
	(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,113
	Clarion County PA Industrial Development Authority Revenue
	(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,194
	Clarion County PA Industrial Development Authority Revenue
	(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,266
	Clarion County PA Industrial Development Authority Revenue
	(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,346
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/18	670	709
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19	500	548
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (ETM)	3,510	3,528
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (ETM)	1,175	1,181
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/18	300	321
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	240	266
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	600	664
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20	500	570
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21	700	820

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/21	400	473
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22	400	480
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/22	400	484
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/23	750	925
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,450
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	437
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/21	340	396
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	328
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17	1,065	1,073
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/18	1,230	1,282
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/19	1,745	1,880
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	7,320	8,045
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22	1,135	1,276
3 Hempfield PA School District GO PUT	0.903%	8/1/19	5,690	5,647
Jackson PA Authority for Industrial Development Revenue (StoneRidge Retirement Living) VRDO	0.650%	11/7/16 LOC	10,000	10,000
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/22	2,750	3,298
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/18	1,625	1,760
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20	2,850	3,265
3 Manheim Township PA School District GO PUT	0.759%	5/1/18	6,850	6,777
1 Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/21	700	799
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/17	750	757
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/18	1,250	1,299
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19	1,000	1,088
Montgomery County PA GO	5.000%	4/1/21	1,975	2,295
Montgomery County PA GO	5.000%	4/1/23	2,395	2,906
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/18	1,000	1,060
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	3,300	3,609
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/20	6,410	7,210
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/17	1,395	1,416
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/18	1,460	1,527
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,645
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,658
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,728
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19	500	533
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/20	1,265	1,417
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/21	1,320	1,510
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/22	1,380	1,607
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/17	1,250	1,260
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,313
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,423
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/22	4,000	4,528
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,061
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,038
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.000%	7/1/20	1,375	1,440
3 North Penn PA Water Authority Revenue	0.763%	11/1/19	1,000	991
3 North Penn PA Water Authority Revenue PUT	0.853%	11/1/19	2,500	2,485
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/21	1,500	1,729
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/22	3,885	4,546
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/23	2,185	2,595
3 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	2.030%	8/15/20	8,125	8,133
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.650%	11/7/16	900	900

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/22	925	1,060
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,148
Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,439
Pennsbury PA School District GO	5.000%	1/15/22	1,000	1,179
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	8,980	10,099
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,798
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,594
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,276
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.000%	1/3/17	2,360	2,360
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.500%	5/1/18	3,000	3,011
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	27,000	28,836
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/21	19,775	20,728
Pennsylvania GO	5.000%	11/1/16	4,700	4,700
Pennsylvania GO	5.000%	6/1/17	3,060	3,137
Pennsylvania GO	5.000%	7/1/17	4,155	4,273
Pennsylvania GO	5.000%	7/15/17	15,005	15,456
Pennsylvania GO	5.000%	10/15/17	8,500	8,833
Pennsylvania GO	5.000%	10/15/18	10,000	10,758
Pennsylvania GO	5.000%	4/1/19	30,390	33,113
Pennsylvania GO	5.000%	5/1/19	5,000	5,463
Pennsylvania GO	5.000%	6/1/19	15,000	16,431
Pennsylvania GO	5.000%	7/1/19	10,000	10,983
Pennsylvania GO	5.000%	7/1/19	9,900	10,873
Pennsylvania GO	5.000%	3/15/20	5,380	6,020
Pennsylvania GO	5.000%	4/1/20	7,450	8,347
Pennsylvania GO	5.000%	6/15/20	21,120	23,799
Pennsylvania GO	5.000%	7/1/20	20,925	23,608
Pennsylvania GO	5.000%	10/15/20	22,345	25,290
Pennsylvania GO	5.000%	8/1/22	7,500	8,783
Pennsylvania GO	5.000%	6/1/23	3,000	3,534
Pennsylvania GO	4.000%	7/1/23	13,000	14,594
Pennsylvania GO	5.000%	9/15/23	4,830	5,808
Pennsylvania GO	5.000%	9/15/25 (4)	11,000	13,573
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/17	2,205	2,301
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/18	3,490	3,761
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	2,490	2,764
Pennsylvania Higher Educational Facilities Authority Revenue
(AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,124
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	4,777
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	6,034
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,048
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	1,990
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/17	1,060	1,101
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/18	700	751
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/20	2,745	3,151
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/20	4,605	5,287
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/21	2,120	2,498
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/21	3,000	3,536
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/22	5,000	6,030
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/19	5,655	6,257
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	5/15/20	8,000	9,030
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/20	1,925	2,188
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/21	3,000	3,501
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/22	750	895
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/23	3,000	3,648

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	9,740	9,958
Pennsylvania State University Revenue	5.000%	3/1/19 (Prere.)	1,500	1,639
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19	1,020	1,135
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22	3,485	4,151
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,669
3 Pennsylvania Turnpike Commission Revenue	1.230%	12/1/18	8,750	8,723
3 Pennsylvania Turnpike Commission Revenue	1.310%	12/1/18	10,000	9,990
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,241
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,499
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	5,000	5,512
3 Pennsylvania Turnpike Commission Revenue	1.330%	12/1/19	15,000	14,936
3 Pennsylvania Turnpike Commission Revenue	1.780%	12/1/19	20,000	20,141
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,129
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,306
3 Pennsylvania Turnpike Commission Revenue	1.510%	12/1/20	25,000	24,936
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,061
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,675	34,102
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,163
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,945	40,922
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	7,905	9,408
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	33,993
3 Pennsylvania Turnpike Commission Revenue PUT	1.430%	12/1/18	6,575	6,575
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/22	4,470	5,208
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/23	5,415	6,372
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/17	700	712
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	750	791
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,704
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,090
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,799
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	750	842
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,929
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,222
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	3,605	4,156
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,690
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	750	883
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,832
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	650	778
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,780	2,986
Philadelphia PA GO	5.000%	7/15/17	1,000	1,029
Philadelphia PA GO	5.000%	8/1/17	3,000	3,091
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	5,802
Philadelphia PA GO	5.000%	7/15/18	2,000	2,131
Philadelphia PA GO	4.000%	8/1/18	2,000	2,100
Philadelphia PA GO	5.000%	7/15/19	1,410	1,548
Philadelphia PA GO	5.000%	8/1/19	5,150	5,660
Philadelphia PA GO	5.000%	8/1/20	3,625	4,077
Philadelphia PA GO	5.000%	8/1/21	3,500	4,016
Philadelphia PA GO	5.000%	8/1/22	4,500	5,270
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,199
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/17	2,325	2,373
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,689
Philadelphia PA School District GO	5.000%	9/1/18	2,780	2,932
Philadelphia PA School District GO	5.000%	9/1/19	6,115	6,628
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,637
1 Philadelphia PA School District GO	5.000%	9/1/21	2,745	3,088
1 Philadelphia PA School District GO	5.000%	9/1/21	4,500	5,062
Philadelphia PA School District GO	5.000%	9/1/21	8,000	9,007
1 Philadelphia PA School District GO	5.000%	9/1/22	4,000	4,561
1 Philadelphia PA School District GO	5.000%	9/1/22	6,320	7,206
1 Philadelphia PA School District GO	5.000%	9/1/23	6,450	7,422
1 Philadelphia PA School District GO	5.000%	9/1/23	6,200	7,135
Philadelphia PA School District GO	5.125%	9/1/23 (13)	3,325	3,561
Philadelphia PA TRAN	2.000%	6/30/17	19,275	19,421
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,754
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,102
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	8,018
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,268
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,250	1,455

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,164
1 Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/23	5,000	6,033
Pittsburgh PA GO	5.000%	9/1/18	11,000	11,784
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/19 (4)	2,500	2,772
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20 (4)	3,385	3,863
Reading PA School District GO	5.000%	4/1/19	6,230	6,664
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/19 (15)	1,725	1,910
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/20 (15)	1,035	1,176
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/21 (15)	2,670	3,106
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/20	2,995	3,341
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/21	1,000	1,143
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/22	1,000	1,163
3 University Area Joint Authority Pennsylvania Sewer Revenue PUT	1.030%	11/1/17	2,900	2,897
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.500%	9/15/20	1,030	1,140
2 University of Pittsburgh PA Revenue TOB VRDO	0.660%	11/7/16	7,500	7,500
Washington County PA Hospital Authority Revenue (Washington Hospital Project) VRDO	0.520%	11/1/16 LOC	6,535	6,535
West Chester University Pennsylvania Student Housing Revenue BAN	0.650%	2/1/17	3,350	3,349
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	2,465	2,770
York County PA GO	4.000%	12/1/16 (ETM)	5,000	5,014
3 York County PA GO PUT	0.659%	6/1/17	7,085	7,078
				1,245,443
Rhode Island (0.4%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (ETM)	2,000	2,003
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/19	700	756
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20	1,165	1,284
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21	1,355	1,522
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	400	466
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	405	470
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	510	606
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	450	533
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	450	544
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	640	768
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	350	429
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	670	814
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,420
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/19 (ETM)	1,650	1,823
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/20 (ETM)	1,455	1,655
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/21	5,625	6,141
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/21 (ETM)	1,650	1,926
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/22	2,500	2,752
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/23	2,700	2,979
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/21	2,330	2,660
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/22	2,510	2,916
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/23	2,200	2,584

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,362
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,063
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,450
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,269
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,959
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/19	10,580	11,477
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/20	3,500	3,864
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/21	2,755	3,084
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/22	2,540	2,884
				89,463
South Carolina (1.3%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	625
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,077
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,134
Charleston County SC GO	5.000%	11/1/17	1,045	1,090
Charleston County SC GO	5.000%	11/1/17	6,485	6,762
Charleston County SC GO	5.000%	11/1/18	7,085	7,666
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/19	2,000	2,239
3 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	1.042%	1/1/18	8,700	8,692
Greenville County SC School District GO	5.500%	12/1/16	13,450	13,504
2 Greenville SC Health System Revenue TOB VRDO	0.670%	11/7/16	8,020	8,020
2 Greenwood SC Metropolitan Sewer System Revenue TOB VRDO	0.700%	11/7/16 (4)	5,625	5,625
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/20	600	680
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/21	1,000	1,156
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/22	1,000	1,178
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,768
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,449
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	560
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,147
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/21	1,245	1,438
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/22	1,240	1,459
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/22	1,290	1,535
Oconee County SC Pollution Control Facilities Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	15,200
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	7,276
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	22,904
Rock Hill SC Utility System Revenue	5.000%	1/1/22	780	913
Rock Hill SC Utility System Revenue	5.000%	1/1/23	1,110	1,324
Rock Hill SC Utility System Revenue	5.000%	1/1/24	1,000	1,207
South Carolina Association of Governmental Organizations COP	2.000%	3/1/17	47,500	47,710
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/19	1,250	1,389
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/20	3,250	3,708
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/21	2,635	3,078
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/22	3,785	4,515
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/17	2,320	2,344
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	309
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	532
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,094
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,700	3,033
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	1,000	1,149
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	1,500	1,657
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.500%	11/1/17	1,000	1,036
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/18	1,500	1,615
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	1,000	1,111
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	1,750	2,001
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,575
South Carolina Public Service Authority Revenue	5.000%	1/1/17 (ETM)	2,000	2,014
South Carolina Public Service Authority Revenue	5.000%	12/1/17	6,035	6,308
South Carolina Public Service Authority Revenue	5.000%	12/1/20	18,545	21,282
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,500	2,938

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/21	290	341
South Carolina Public Service Authority Revenue	5.000%	12/1/21	15,000	17,626
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,500	1,802
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,095	1,315
South Carolina Public Service Authority Revenue	5.000%	12/1/22	500	601
South Carolina Public Service Authority Revenue	5.000%	12/1/23	500	608
2 South Carolina Public Service Authority Revenue TOB VRDO	0.720%	11/7/16	6,520	6,520
2 South Carolina Public Service Authority Revenue TOB VRDO	0.830%	11/7/16	7,500	7,500
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19	25,805	28,717
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/20	4,220	4,830
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23	4,885	5,966
				304,852
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	567
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20	635	701
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/20	645	736
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21	500	559
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/21	550	643
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	375	448
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	535	639
				4,293
Tennessee (1.3%)
2 Blount County TN Public Building Authority Revenue TOB VRDO	0.640%	11/7/16 LOC	13,480	13,480
Chattanooga TN Electric System Revenue	5.000%	9/1/20	3,820	4,376
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,943
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,411
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/22	1,715	2,029
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,779
1 Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/21	1,145	1,311
1 Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/23	1,370	1,619
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	44,255
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	13,073
Memphis TN GO	5.000%	10/1/17	2,500	2,598
Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/22	5,280	6,120
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/17 (13)	6,345	6,510
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17	10,000	10,290
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	25,130	27,775
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	3,945	4,687
3 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	1.230%	4/1/17 (Prere.)	4,760	4,760
3 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	1.230%	10/1/17	4,940	4,935
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,337
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,704
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,138
Murfreesboro TN GO	5.000%	6/1/20	3,950	4,492
Shelby County TN GO	5.000%	3/1/19	10,275	11,233
Shelby County TN GO	5.000%	4/1/23	1,000	1,218
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.510%	11/1/16 (4)	5,190	5,190
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	8,590	8,974
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	12,825	13,802
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	2,735	3,026
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	19,005	21,551
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21	8,510	9,623
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	13,125	15,218
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,540	1,766
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,280	1,505
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,275	2,652
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	2,780	3,325
Tennessee GO	5.000%	8/1/18	5,185	5,560
Tennessee GO	5.000%	8/1/18	16,000	17,157
Tennessee GO	5.000%	10/1/18	3,730	4,024
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	2,790	2,988
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45	4,190	4,456
Washington County TN GO	4.000%	6/1/21	2,030	2,282

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington County TN GO	4.000%	6/1/22	5,030	5,751
Washington County TN GO	4.000%	6/1/23	5,260	6,089
				321,012
Texas (10.8%)
Alvin TX Independent School District GO	5.000%	2/15/22	1,780	2,111
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,129
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,155
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,179
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	542
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	560
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,154
Austin TX GO	5.000%	9/1/17	3,250	3,367
Austin TX GO	5.000%	9/1/22	11,720	14,114
Austin TX Independent School District GO	5.000%	8/1/22	4,500	5,396
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	1,000	1,117
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	2,420	2,782
Bexar County TX GO	5.000%	6/15/21	5,155	6,009
Bexar County TX GO	5.000%	6/15/21	2,930	3,415
Bexar County TX GO	5.000%	6/15/22	6,000	7,160
Bexar County TX GO	5.000%	6/15/22	2,775	3,311
Bexar County TX GO	5.000%	6/15/23	9,220	11,200
Bexar County TX GO	5.000%	6/15/23	4,055	4,926
Bexar County TX Hospital District GO	5.000%	2/15/21	1,875	2,165
Bexar County TX Hospital District GO	5.000%	2/15/22	1,525	1,802
Bexar County TX Hospital District GO	5.000%	2/15/23	1,465	1,767
Bexar County TX Hospital District GO	5.000%	2/15/24	2,000	2,450
Brownsville TX Independent School District GO	5.000%	2/15/22	2,770	3,284
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,424
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,165
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/17 (ETM)	570	575
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	261
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18 (ETM)	1,450	1,532
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	530	572
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	610	676
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	625	693
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,000	1,132
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,295	1,468
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	2,375	2,752
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	4,500	5,294
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	6,109
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,911
Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,705
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	5,123
Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,200
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,726
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22	9,835	11,661
Cypress-Fairbanks TX Independent School District GO PUT	0.900%	8/15/18	7,590	7,544
1 Dallas County TX Utility & Reclamation District GO	5.000%	2/15/21	7,230	8,281
1 Dallas County TX Utility & Reclamation District GO	5.000%	2/15/22	5,365	6,271
1 Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,193
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	3,250	3,842
Dallas TX GO	5.000%	2/15/17 (ETM)	25	25
Dallas TX GO	5.000%	2/15/17	8,855	8,967
Dallas TX GO	5.000%	2/15/21	7,500	8,685
Dallas TX GO	5.000%	2/15/21	3,240	3,752
Dallas TX GO	5.000%	2/15/22	4,290	5,092
Dallas TX GO	5.000%	2/15/23	3,500	4,237
Dallas TX Independent School District GO	5.000%	8/15/23	7,265	8,933
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,030
Dallas TX Independent School District GO PUT	5.000%	2/15/22	20,000	23,570
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	3,105	3,226
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	4,000	4,000
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/17	1,200	1,249
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/18	500	539
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,780
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,780
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	1,000	1,112
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,500	2,858
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	1,000	1,143

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	4,000	4,683
Denton County TX GO	5.000%	7/15/22	2,000	2,400
Denton County TX GO	5.000%	7/15/23	2,090	2,560
Denton TX GO	5.000%	2/15/22	2,000	2,245
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,139
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,581
Denton TX Independent School District GO PUT	2.000%	8/1/18	3,125	3,172
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,194
El Paso TX GO	5.000%	8/15/21	5,615	6,563
El Paso TX GO	5.000%	8/15/21	1,935	2,262
El Paso TX GO	5.000%	8/15/22	2,795	3,342
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,054
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,092
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,949
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,157
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,184
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,224
Fort Bend County TX GO	5.000%	3/1/20	1,000	1,125
Fort Bend County TX GO	5.000%	3/1/21	2,000	2,314
Fort Bend County TX GO	5.000%	3/1/22	2,500	2,962
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	236
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	242
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,695	2,034
Fort Worth TX GO	5.000%	3/1/18	4,375	4,614
Fort Worth TX GO	5.000%	3/1/19	3,500	3,822
Fort Worth TX GO	5.000%	3/1/20	10,075	11,339
Fort Worth TX GO	5.000%	3/1/21	10,060	11,637
Fort Worth TX GO	5.000%	3/1/23	9,985	12,054
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,317
Frisco TX GO	5.000%	2/15/17	3,000	3,038
Frisco TX GO	5.000%	2/15/18	3,325	3,501
Frisco TX GO	5.000%	2/15/20	4,110	4,628
Frisco TX GO	5.000%	2/15/21	4,295	4,970
Frisco TX GO	5.000%	2/15/21	8,890	10,263
Frisco TX GO	5.000%	2/15/22	7,730	9,140
Frisco TX GO	5.000%	2/15/23	4,115	4,955
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,427
Grand Parkway Transportation Corp. Texas System Toll Revenue BAN	3.000%	12/15/16	194,500	194,963
Grand Prairie TX Independent School District GO	5.000%	2/15/21	1,500	1,735
Grand Prairie TX Independent School District GO	5.000%	2/15/22	1,000	1,186
Grand Prairie TX Independent School District GO	5.000%	2/15/23	675	816
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Hospital Project) TOB VRDO	0.690%	11/7/16	8,200	8,200
3 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.130%	6/1/17	3,865	3,862
3 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.230%	6/1/18	1,750	1,750
3 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.330%	6/1/19	2,250	2,253
3 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.380%	6/1/20	2,000	2,000
3 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) PUT	1.210%	12/1/19	9,000	8,980
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/20	2,500	2,856
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/21	1,600	1,873
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/22	1,800	2,149
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.540%	11/1/16	13,300	13,300
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/19	2,350	2,607
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21	4,000	4,684
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22	2,500	2,992
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/18	425	446
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/19	1,410	1,514
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,002
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,166
Harris County TX GO	5.000%	10/1/17	6,775	7,039
Harris County TX GO	5.000%	10/1/18	4,805	5,177

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX GO	5.000%	10/1/18	2,675	2,882
Harris County TX GO	5.000%	10/1/22	1,100	1,327
Harris County TX GO	5.000%	10/1/22	10,025	12,097
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/18	1,000	1,081
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/19	400	446
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.540%	11/1/16	5,700	5,700
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.540%	11/1/16	5,245	5,245
Harris County TX Hospital District Revenue	5.000%	2/15/22	1,235	1,441
Harris County TX Hospital District Revenue	5.000%	2/15/23	2,000	2,368
Harris County TX Hospital District Revenue	5.000%	2/15/24	2,250	2,695
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,240
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	649
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,784
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	9,530
3 Harris County TX Toll Road Revenue	1.410%	8/15/18	4,000	4,004
3 Harris County TX Toll Road Revenue PUT	1.330%	8/15/18	34,250	34,235
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,541
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,237
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,828
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,069
2 Houston TX Airport System Revenue TOB VRDO	0.660%	11/7/16	1,360	1,360
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,632
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,116
Houston TX Community College System GO	5.000%	2/15/19	870	948
Houston TX Community College System Revenue	5.000%	4/15/20	1,000	1,129
Houston TX Community College System Revenue	5.000%	4/15/22	1,885	2,232
Houston TX Community College System Revenue	5.000%	4/15/23	2,000	2,407
Houston TX Community College System Revenue	5.000%	4/15/24	2,880	3,523
Houston TX GO	5.000%	3/1/17	1,000	1,014
Houston TX GO	5.000%	3/1/18	1,000	1,054
Houston TX GO	5.000%	3/1/19	10,000	10,896
Houston TX GO	5.000%	3/1/19	12,195	13,288
Houston TX GO	5.000%	3/1/19	1,135	1,237
Houston TX GO	5.000%	3/1/19 (Prere.)	4,460	4,857
Houston TX GO	5.000%	3/1/22	20,000	23,573
Houston TX GO	5.000%	3/1/23	9,105	10,931
Houston TX GO	5.000%	3/1/24	540	588
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/19	700	773
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/21	1,500	1,736
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,405
Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,848
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,152
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	1,858
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	14,090
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	14,231
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,703
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,352
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,803
Houston TX Utility System Revenue	5.000%	11/15/20	5,000	5,753
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	4,024
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,827
Houston TX Utility System Revenue	5.000%	11/15/21	5,460	6,447
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,899
Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,871
Houston TX Utility System Revenue	5.000%	11/15/22	7,115	8,584
Houston TX Utility System Revenue	5.000%	11/15/23	7,400	9,068
3 Houston TX Utility System Revenue PUT	1.380%	6/1/17	18,000	17,994
3 Houston TX Utility System Revenue PUT	1.530%	5/1/20	19,500	19,415
Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,446
Irving TX Independent School District GO	5.000%	2/15/23	2,000	2,417
Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,533
Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,729
Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,834
3 Katy TX Independent School District GO PUT	0.908%	8/15/19	14,470	14,545
Keller TX Independent School District GO	5.000%	8/15/20	2,650	3,027
Keller TX Independent School District GO	5.000%	8/15/22	3,000	3,596

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	5.000%	8/15/21	800	912
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,158
Klein TX Independent School District GO	5.000%	8/1/20	2,500	2,853
Klein TX Independent School District GO	5.000%	8/1/21	8,550	10,026
Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,995
Lamar TX Consolidated Independent School District GO	5.000%	2/15/19	2,705	2,949
Lamar TX Consolidated Independent School District GO	5.000%	2/15/20	3,005	3,382
Lamar TX Consolidated Independent School District GO	5.000%	2/15/21	2,320	2,684
Lamar TX Consolidated Independent School District GO	5.000%	2/15/22	2,500	2,964
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,549
Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,044
Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,808
Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,600
Lewisville TX Independent School District GO	4.000%	8/15/20	1,000	1,104
Lewisville TX Independent School District GO	5.000%	8/15/20	18,000	20,564
Lewisville TX Independent School District GO	4.000%	8/15/21	2,240	2,521
Lewisville TX Independent School District GO	5.000%	8/15/21	12,700	14,905
Lewisville TX Independent School District GO	5.000%	8/15/22	7,500	9,001
Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	3,116
Lone Star College System Texas GO	5.000%	2/15/22	6,000	7,094
2 Lone Star College System Texas GO TOB VRDO	0.660%	11/7/16	2,905	2,905
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,748
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	850	1,001
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,200	1,439
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/20	1,000	1,131
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/21	800	928
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/22	2,050	2,430
Lubbock TX GO	5.000%	2/15/21	1,755	2,019
Lubbock TX GO	5.000%	2/15/21	850	978
Lubbock TX GO	5.000%	2/15/22	645	759
Lubbock TX GO	5.000%	2/15/22	1,590	1,872
Lubbock TX GO	5.000%	2/15/23	720	865
Lubbock TX GO	5.000%	2/15/23	1,780	2,137
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/17	4,210	4,326
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,880
Magnolia TX Independent School District GO	5.000%	8/15/21	1,505	1,766
Magnolia TX Independent School District GO	5.000%	8/15/22	1,580	1,896
Magnolia TX Independent School District GO	5.000%	8/15/23	510	623
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,640
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	1.000%	1/3/17	9,475	9,475
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/23	500	587
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/24	625	739
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	191
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	331
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	231
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/23	1,265	1,441
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/22	1,000	1,186
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/23	1,000	1,204
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/17	1,000	1,033
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	803
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/19	1,900	2,100
North East TX Independent School District GO	5.000%	2/1/22	6,985	8,274
North East TX Independent School District GO PUT	1.420%	8/1/21	9,000	8,939
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	900	1,052
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,285	1,516

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,771
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,532
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,331
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,584
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	779
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,467
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,000	2,233
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,139
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,280	12,918
North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,600	4,123
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,748
North Texas Tollway Authority System Revenue	5.000%	1/1/22	5,250	6,152
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,155	7,212
North Texas Tollway Authority System Revenue	5.000%	1/1/23	9,500	11,365
3 North Texas Tollway Authority System Revenue PUT	1.430%	1/1/19	15,000	15,001
3 North Texas Tollway Authority System Revenue PUT	1.300%	1/1/20	29,690	29,771
Northside Independent School District Texas GO PUT	2.125%	8/1/20	6,485	6,500
Northside Independent School District Texas GO PUT	1.750%	6/1/22	12,500	12,488
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/19	1,735	1,927
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,564
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	10,477
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	3,256
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,376
Prosper TX Independent School District GO	5.000%	2/15/22	1,315	1,557
Prosper TX Independent School District GO	5.000%	2/15/23	400	482
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	2,973
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,643
Rockwall TX GO	5.000%	8/1/21	800	935
Rockwall TX GO	5.000%	8/1/22	2,770	3,308
Rockwall TX GO	5.000%	8/1/23	1,635	1,991
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,629
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,199
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,443
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,958
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/18	2,250	2,413
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	1,000	1,104
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	6,980	7,850
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	5,450	6,304
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	12,000	13,881
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	4,000	4,743
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	11,750	13,932
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	26,500	32,055
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,503
3 San Antonio TX Electric & Gas Systems Revenue PUT	0.910%	2/1/17	25,000	24,995
3 San Antonio TX Electric & Gas Systems Revenue PUT	1.010%	2/1/18	27,250	27,175
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,165	10,315
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20	20,000	21,260
2 San Antonio TX Electric and Gas Systems Revenue TOB VRDO	0.660%	11/7/16	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,180
San Antonio TX GO	5.000%	2/1/17	1,300	1,314
San Antonio TX GO	5.000%	8/1/17	1,070	1,105
San Antonio TX GO	5.000%	2/1/18	3,500	3,681
San Antonio TX GO	5.000%	8/1/18	1,000	1,072
San Antonio TX GO	5.000%	2/1/20	2,500	2,814
San Antonio TX GO	5.000%	2/1/21	3,500	4,052
San Antonio TX GO	5.000%	2/1/22	3,000	3,560
San Antonio TX Independent School District GO	5.000%	8/15/22	1,330	1,596
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,270	7,382
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,210
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,471
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,701
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,701
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,164
San Antonio TX Water Revenue	5.000%	5/15/22	1,750	2,085
3 San Antonio TX Water Revenue PUT	1.310%	11/1/16	15,000	15,000
3 San Antonio TX Water Revenue PUT	1.030%	11/1/17	19,375	19,381
1 San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	40,656
Schertz-Cibolo-Universal City TX Independent School District GO	5.000%	2/1/23	3,830	4,616

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/20	3,000	3,433
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/21	2,500	2,936
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/22	3,900	4,687
Spring Branch TX Independent School District GO	5.000%	2/1/22	5,000	5,923
Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,050	1,275
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Hendrick Medical Center)	5.000%	9/1/21	1,200	1,384
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/19	2,225	2,469
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/20	1,845	2,105
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/21	2,400	2,810
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17 (ETM)	150	155
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17 (ETM)	1,850	1,912
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20	1,520	1,720
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,762
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/21	1,000	1,160
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/22	1,375	1,633
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	4,425	5,163
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/22	6,000	7,170
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/23	13,235	16,159
Texas GO	5.000%	10/1/17	7,500	7,795
Texas GO	5.000%	10/1/18	4,650	5,015
Texas GO	5.000%	10/1/18	7,500	8,091
Texas GO	5.000%	10/1/19	8,000	8,924
Texas GO	5.000%	10/1/20	10,000	11,493
Texas GO	5.000%	4/1/21	3,490	4,061
Texas GO	5.000%	10/1/21	19,000	22,402
Texas GO	5.000%	10/1/21	5,950	7,015
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/16	170	171
3 Texas Municipal Gas Acquisition & Supply Corp. Revenue	1.100%	9/15/17	1,665	1,658
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	2,425	2,529
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	29,430	30,239
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	1,740	1,874
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	5,000	5,469
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	6,495	7,171
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	6,000	6,734
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	3,750	4,235
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	2,000	2,295
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	3,415	4,071
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/20	1,000	1,143
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/21	1,250	1,463
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/22	675	807
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/23	1,720	2,083
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18	8,030	8,053
Texas Tech University System Financing System Revenue	5.000%	8/15/17	2,115	2,186
Texas Tech University System Financing System Revenue	5.000%	8/15/18	3,065	3,285
Texas Tech University System Financing System Revenue	5.000%	8/15/19	3,040	3,368
Texas Tech University System Financing System Revenue	5.000%	8/15/20	5,000	5,706
Texas Transportation Commission GO	5.000%	4/1/19	13,425	14,723
Texas Transportation Commission GO	5.000%	4/1/20	11,465	12,985
Texas Transportation Commission GO	5.000%	10/1/20	15,000	17,239
Texas Transportation Commission GO	5.000%	10/1/21	15,000	17,686
Texas Transportation Commission GO	5.000%	4/1/22	13,925	16,613
Texas Transportation Commission GO	5.000%	10/1/24	9,295	11,614
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/22	16,855	20,360
3 Texas Transportation Commission Mobility Fund GO PUT	1.010%	10/1/18	50,000	49,736
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	7,500	7,634
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	1,878
Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	26,749
Texas Transportation Commission Revenue	5.000%	10/1/20	35,000	40,182
Texas Transportation Commission Revenue	5.000%	10/1/21	10,000	11,790

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission Revenue	5.000%	10/1/21	37,000	43,625
Texas Transportation Commission Revenue	5.000%	10/1/22	5,000	6,040
Texas Transportation Commission Revenue	5.000%	10/1/23	4,420	5,442
3 Texas Transportation Commission Revenue PUT	0.980%	4/1/17	69,000	68,972
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	19,200	21,498
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,754
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,472
Texas Water Development Board Revenue	5.000%	4/15/22	5,250	6,270
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,744
Texas Water Development Board Revenue	5.000%	10/15/22	3,480	4,208
Tomball TX Independent School District GO PUT	1.100%	8/15/19	4,500	4,465
University of Houston Texas Revenue	5.000%	2/15/20	6,100	6,860
University of Houston Texas Revenue	5.000%	2/15/21	4,405	5,089
University of Houston Texas Revenue	5.000%	2/15/23	6,880	8,297
University of North Texas Revenue	5.000%	4/15/18	1,000	1,059
University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	368
University of North Texas Revenue	5.000%	4/15/20	2,180	2,462
University of Texas Permanent University Fund Revenue	5.000%	7/1/20	4,020	4,579
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	1,250	1,464
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	4,175	4,889
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	1,500	1,801
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	2,820	3,386
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	2,000	2,401
University of Texas Permanent University Fund Revenue	5.000%	7/1/23	1,250	1,530
University of Texas Permanent University Fund Revenue	5.000%	7/1/23	2,650	3,244
University of Texas System Revenue Financing System Revenue	5.000%	8/15/17	25,135	25,988
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	6,505	6,980
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	4,525	4,855
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	9,255	10,265
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	5,000	5,546
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	4,189
1 University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	11,860	13,901
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	5,000	5,880
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	2,000	2,352
1 University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	5,735	6,887
1 University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	26,500	31,807
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	2,500	3,015
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	5,260	6,337
1 University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	3,350	4,106
1 University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	17,465	21,372
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	15,000	18,428
Waller TX Independent School District GO	5.000%	2/15/22	1,095	1,297
				2,586,598
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,390
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	1,300	1,337
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	5,625	5,784
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	2,425	2,587
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	8,000	8,536
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/19	2,360	2,603
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/20	3,500	3,734
University of Utah Revenue	4.000%	8/1/20	700	773
University of Utah Revenue	5.000%	8/1/21	600	702
University of Utah Revenue	5.000%	8/1/22	1,150	1,379
University of Utah Revenue	5.000%	8/1/23	600	733
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,684
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,175	10,175
Utah GO	5.000%	7/1/17	10,000	10,289
Utah GO	5.000%	7/1/17	6,125	6,302
Utah GO	5.000%	7/1/18	3,000	3,207
Utah GO	5.000%	7/1/18	19,000	20,312
Utah Transit Authority Sales Tax Revenue	1.600%	12/15/17 (Prere.)	14,000	14,133
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	640
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	845
Washington County UT School District GO	5.000%	3/1/22	5,165	6,173
				108,318
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/21	350	408

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/22	650	773
				1,181
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	5,608
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	5,908
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,095
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,222
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,253
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/22	5,950	5,870
				22,956
Virginia (2.3%)
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20	2,500	2,868
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21	6,185	7,286
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,525
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,502
Fairfax County VA GO	4.000%	10/1/21	6,510	7,391
Fairfax County VA GO	3.000%	10/1/22	9,555	10,504
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	11,527
3 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group) PUT	2.530%	2/1/17	6,500	6,512
Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	10,000	10,257
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,208
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/21	440	479
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/22	530	582
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/23	825	913
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/24	1,015	1,131
Loudoun County VA GO	5.000%	12/1/18	3,435	3,728
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	1.750%	5/16/19	10,000	10,131
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,983
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	3,096
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	3,272
Norfolk VA GO	5.000%	10/1/22	2,535	3,061
Norfolk VA GO	5.000%	10/1/23	360	443
Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19	1,875	1,869
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19	5,015	5,512
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,652
University of Virginia Revenue	5.000%	9/1/17	1,275	1,321
University of Virginia Revenue	5.000%	6/1/20	500	570
University of Virginia Revenue	5.000%	6/1/21	2,660	3,122
University of Virginia Revenue	5.000%	8/1/21	33,000	38,917
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,443
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,207
Virginia Beach VA GO	5.000%	5/1/20	4,300	4,891
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	9,585	10,083
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	19,465	23,113
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/17	1,150	1,174
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/18	425	446
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/19	425	457
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/20	275	302
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,115
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,140	1,272
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22	570	643
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	7,685	8,790
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	18,585	21,830
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	10,990	12,909

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	11,870	14,280
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/23	12,110	14,873
Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20	3,130	3,586
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17	3,015	3,064
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17	5,070	5,152
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/17	2,970	3,080
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/18	3,280	3,465
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,115	8,634
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19	1,750	1,914
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,525	9,391
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	1,605	1,785
1 Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	4,000	4,757
1 Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	3,865	4,654
1 Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/23	2,685	3,257
1 Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/23	5,000	6,132
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	12,550	12,956
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	4,725	5,062
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	17,870	19,796
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,530	9,449
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	4,965	5,500
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19 (Prere.)	11,350	12,577
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	5,220	5,961
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	18,830	21,504
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	17,851
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	17,968
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	23,326
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	42,751
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	5,780
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,905
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	8,131
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,073
				546,651
Washington (2.6%)
2 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.580%	11/1/16	26,975	26,975
Central Washington University System Revenue	5.000%	5/1/17	1,860	1,898
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,072
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,239
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,415
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/18	22,000	23,492
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	1,160	1,321
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/17	14,000	14,402
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17	20,000	20,574
3 Everett WA GO PUT	1.030%	12/1/19	3,725	3,672
3 Grant County WA Public Utility District No. 2 Electric System Revenue PUT	0.950%	12/1/17	10,000	9,969
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,790
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,879
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,327
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,479
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,395
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,668
King County WA School District No. 414 GO	5.000%	12/1/22	4,000	4,836
King County WA Sewer Revenue	5.250%	1/1/18 (Prere.)	35,000	36,796
King County WA Sewer Revenue	5.000%	1/1/19	12,835	13,944
King County WA Sewer Revenue	5.000%	7/1/22	5,330	6,399
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,505
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,143
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,172
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	4,000	4,171
Port of Seattle WA Revenue	5.000%	3/1/20	4,000	4,508
Port of Seattle WA Revenue	5.000%	3/1/22	1,250	1,480
Seattle WA GO	4.250%	12/1/16	1,080	1,083
Seattle WA GO	5.000%	5/1/18	7,935	8,431
Seattle WA GO	5.000%	5/1/19	8,385	9,231
Seattle WA GO	5.000%	6/1/22	15,755	18,942
3 Seattle WA Municipal Light & Power Revenue PUT	1.310%	11/1/18	6,750	6,751

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Seattle WA Municipal Light & Power Revenue PUT	1.310%	11/1/18	8,250	8,251
1 Skagit County WA Public Hospital District Revenue	3.000%	12/1/17	325	330
1 Skagit County WA Public Hospital District Revenue	4.000%	12/1/18	400	419
1 Skagit County WA Public Hospital District Revenue	4.000%	12/1/20	1,705	1,831
1 Skagit County WA Public Hospital District Revenue	4.000%	12/1/22	1,340	1,458
1 Skagit County WA Public Hospital District Revenue	4.000%	12/1/23	1,915	2,083
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20	1,000	1,148
Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/21	735	866
Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/22	700	844
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/25	3,885	3,898
University of Washington Revenue	5.000%	4/1/17	6,880	7,005
University of Washington Revenue	5.000%	4/1/18	7,225	7,647
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,044
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	47,109
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	48,193
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,223
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/19	850	935
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,531
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	15,298
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,474
Washington GO	5.000%	7/1/17	5,000	5,145
Washington GO	5.000%	8/1/17	6,605	6,819
Washington GO	5.000%	8/1/17	11,175	11,537
Washington GO	5.000%	7/1/18	21,220	22,670
Washington GO	5.000%	7/1/18	24,315	25,977
Washington GO	5.000%	7/1/18	15,000	16,025
Washington GO	5.000%	7/1/19	19,770	21,835
Washington GO	5.000%	7/1/19	14,580	16,103
Washington GO	5.000%	7/1/20	9,070	10,331
Washington GO	5.000%	8/1/20	10,000	11,416
Washington GO	5.000%	7/1/21	11,000	12,548
Washington GO	5.000%	8/1/23	14,325	17,521
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/20	875	974
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/21	1,000	1,133
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/22	1,965	2,263
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/19	850	917
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,106
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,100
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,569
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,120
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,142
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,171
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,412
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/18	700	754
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,112
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,161
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,601
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	649
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,230
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	874
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	856
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	4.875%	1/1/22	3,000	3,004
Washington State University General Revenue	5.000%	4/1/20	1,100	1,243
Washington State University General Revenue	5.000%	4/1/21	1,300	1,509
Washington State University General Revenue	5.000%	4/1/22	1,400	1,661
				626,034
West Virginia (0.2%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,028
West Virginia Economic Development Authority Pollution Control Revenue
(American Electric Power Co. Inc.)	3.250%	5/1/19	10,000	10,336
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,018

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia GO	5.000%	6/1/22	11,010	13,165
West Virginia University Revenue	5.000%	10/1/18	1,300	1,399
3 West Virginia University Revenue PUT	1.160%	10/1/19	3,500	3,494
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	876
				40,316
Wisconsin (1.2%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17	3,370	3,498
Milwaukee WI GO	2.000%	10/1/17	53,750	54,345
Milwaukee WI GO	5.000%	5/1/18	11,655	12,370
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21	3,440	4,007
Milwaukee WI Sewerage System Revenue	5.000%	6/1/22	3,615	4,310
Milwaukee WI Sewerage System Revenue	5.000%	6/1/23	3,800	4,612
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/18	750	794
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20	660	744
Wisconsin Clean Water Revenue	5.000%	6/1/22	5,500	6,576
Wisconsin GO	5.000%	5/1/17	7,000	7,153
Wisconsin GO	5.000%	5/1/17 (ETM)	4,700	4,801
Wisconsin GO	5.000%	5/1/17	3,240	3,311
Wisconsin GO	5.000%	5/1/17 (ETM)	160	163
Wisconsin GO	5.000%	11/1/17	4,500	4,692
Wisconsin GO	5.000%	11/1/18	11,000	11,897
Wisconsin GO	5.000%	5/1/19	5,000	5,499
Wisconsin GO	5.000%	5/1/19	5,000	5,499
Wisconsin GO	5.000%	11/1/19	3,100	3,467
Wisconsin GO	5.000%	5/1/20	5,250	5,961
Wisconsin GO	5.000%	11/1/20	7,400	8,524
Wisconsin GO	5.000%	5/1/24	9,045	10,760
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/18	850	919
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/20	820	938
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/20	34,460	38,972
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,158
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,026
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,269
Wisconsin Health & Educational Facilities Authority Revenue
(Aurora Health Care Inc.) PUT	1.250%	8/15/17	6,250	6,264
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/17	1,000	1,025
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/18	1,000	1,070
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/18	750	810
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/19	1,500	1,618
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/19	1,500	1,672
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/20	5,335	6,064
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/20	2,275	2,605
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/21	2,485	2,919
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/21	630	735
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22	350	417
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/23	325	394
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/20	1,840	2,039
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/21	1,990	2,255
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/22	2,100	2,422
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/23	2,130	2,492
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (Prere.)	3,740	4,013
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (ETM)	730	783
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/16	525	527

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/18	500	541
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/21	800	938
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/18	1,495	1,586
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,332
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	5,281
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,574
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	1,570	1,812
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,631
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	1,525	1,795
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/23	375	448
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/24	1,475	1,782
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/20	900	1,006
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/21	900	1,030
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/22	1,375	1,607
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/23	1,400	1,667
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	425	446
				282,865
Total Tax-Exempt Municipal Bonds (Cost $23,935,407)				24,167,220

			Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
5 Vanguard Municipal Cash Management Fund (Cost $477,373)	0.614%		4,773,744	477,374
Total Investments (102.9%) (Cost $24,412,780)				24,644,594

				Amount
				($000)
Other Assets and Liabilities (-2.9%)
Other Assets
Investment in Vanguard				1,819
Receivables for Investment Securities Sold				48,686
Receivables for Accrued Income				234,651
Receivables for Capital Shares Issued				20,967
Other Assets[4]				3,086
Total Other Assets				309,209
Liabilities
Payables for Investment Securities Purchased				(950,322)
Payables for Capital Shares Redeemed				(25,442)
Payables for Distributions				(7,966)
Payables to Vanguard				(12,882)
Other Liabilities				(634)
Total Liabilities				(997,246)
Net Assets (100%)				23,956,557

Limited-Term Tax-Exempt Fund

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	23,807,212
Undistributed Net Investment Income	32
Accumulated Net Realized Losses	(82,649)
Unrealized Appreciation (Depreciation)
Investment Securities	231,814
Futures Contracts	148
Net Assets	23,956,557

Investor Shares—Net Assets
Applicable to 181,318,761 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,997,768
Net Asset Value Per Share—Investor Shares	$11.02

Admiral Shares—Net Assets
Applicable to 1,992,995,112 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,958,789
Net Asset Value Per Share—Admiral Shares	$11.02

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2016.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $1,475,534,000, representing 6.2% of net assets.
3 Adjustable-rate security.
4 Securities with a value of $3,702,000 and cash of $1,844,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Limited-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Interest[1]	376,143
Total Income	376,143
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,409
Management and Administrative—
Investor Shares	2,923
Management and Administrative—
Admiral Shares	13,455
Marketing and Distribution—
Investor Shares	547
Marketing and Distribution—
Admiral Shares	2,281
Custodian Fees	226
Auditing Fees	34
Shareholders’ Reports—Investor Shares	175
Shareholders’ Reports—Admiral Shares	235
Trustees’ Fees and Expenses	11
Total Expenses	22,296
Net Investment Income	353,847
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,713
Futures Contracts	1,016
Realized Net Gain (Loss)	3,729
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(58,658)
Futures Contracts	152
Change in Unrealized Appreciation
(Depreciation)	(58,506)
Net Increase (Decrease) in Net Assets
Resulting from Operations	299,070

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $1,890,000 and $1,000, respectively.

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	353,847	327,176
Realized Net Gain (Loss)	3,729	3,002
Change in Unrealized Appreciation (Depreciation)	(58,506)	(74,576)
Net Increase (Decrease) in Net Assets Resulting from Operations	299,070	255,602
Distributions
Net Investment Income
Investor Shares	(30,355)	(32,569)
Admiral Shares	(323,387)	(294,569)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(353,742)	(327,138)
Capital Share Transactions
Investor Shares	(38,391)	(192,840)
Admiral Shares	2,975,197	1,477,195
Net Increase (Decrease) from Capital Share Transactions	2,936,806	1,284,355
Total Increase (Decrease)	2,882,134	1,212,819
Net Assets
Beginning of Period	21,074,423	19,861,604
End of Period[1]	23,956,557	21,074,423

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $32,000 and $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.04	$11.08	$11.06	$11.18	$11.07
Investment Operations
Net Investment Income	.164	.166	.178	.186	.212
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	(. 040)	.020	(.120)	.110
Total from Investment Operations	.144	.126	.198	.066	. 322
Distributions
Dividends from Net Investment Income	(.164)	(.166)	(.178)	(.186)	(.212)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.164)	(.166)	(.178)	(.186)	(.212)
Net Asset Value, End of Period	$11.02	$11.04	$11.08	$11.06	$11.18

Total Return[1]	1.31%	1.15%	1.81%	0.60%	2.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,998	$2,040	$2,241	$2,364	$2,779
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.51%	1.61%	1.67%	1.90%
Portfolio Turnover Rate	13%	16%	15%	14%	15%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.04	$11.08	$11.06	$11.18	$11.07
Investment Operations
Net Investment Income	.175	.175	.187	.195	.221
Net Realized and Unrealized Gain (Loss)
on Investments	(.020)	(. 040)	.020	(.120)	.110
Total from Investment Operations	.155	.135	. 207	. 075.331
Distributions
Dividends from Net Investment Income	(.175)	(.175)	(.187)	(.195)	(.221)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.175)	(.175)	(.187)	(.195)	(.221)
Net Asset Value, End of Period	$11.02	$11.04	$11.08	$11.06	$11.18

Total Return[1]	1.41%	1.23%	1.89%	0.68%	3.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,959	$19,035	$17,621	$15,276	$13,970
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.58%	1.59%	1.69%	1.75%	1.98%
Portfolio Turnover Rate	13%	16%	15%	14%	15%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts each represented less than 1% and 0% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Limited-Term Tax-Exempt Fund

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $1,819,000, representing 0.01% of the fund’s net assets and 0.73% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	24,167,220	—
Temporary Cash Investments	477,374	—	—
Futures Contracts—Assets[1]	306	—	—
Futures Contracts—Liabilities[1]	(320)	—	—
Total	477,360	24,167,220	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2016	907	117,570	148

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Limited-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of 3,170,000 to offset taxable capital gains realized during the year ended October 31, 2016. At October 31, 2016, the fund had available capital losses totaling $81,990,000 to offset future net capital gains. Of this amount, $61,167,000 is subject to expiration dates; $29,710,000 may be used to offset future net capital gains through October 31, 2017, $4,375,000 through October 31, 2018, and $27,082,000 through October 31, 2019. Capital losses of $20,823,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $2,743,000 expired on October 31, 2016; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2016, the cost of investment securities for tax purposes was $24,413,291,000.

Net unrealized appreciation of investment securities for tax purposes was $231,303,000, consisting of unrealized gains of $271,120,000 on securities that had risen in value since their purchase and $39,817,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $5,183,119,000 of investment securities and sold $2,545,098,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2016, such purchases and sales were $1,279,902,000 and $754,616,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	678,994	61,395	627,205	56,868
Issued in Lieu of Cash Distributions	24,711	2,234	26,273	2,382
Redeemed	(742,096)	(67,088)	(846,318)	(76,753)
Net Increase (Decrease) —Investor Shares	(38,391)	(3,459)	(192,840)	(17,503)
Admiral Shares
Issued	7,425,046	671,166	6,609,624	599,271
Issued in Lieu of Cash Distributions	241,195	21,804	218,176	19,781
Redeemed	(4,691,044)	(424,141)	(5,350,605)	(485,455)
Net Increase (Decrease) —Admiral Shares	2,975,197	268,829	1,477,195	133,597

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWITX	VWIUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.50%	1.62%

Financial Attributes
		Bloomberg
		Barclays	Bloomberg
		1–15 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	6,292	40,240	49,796
Yield to Maturity
(before expenses)	1.7%	1.7%	2.0%
Average Coupon	4.6%	4.8%	4.8%
Average Duration	5.0 years	4.7 years	5.9 years
Average Stated
Maturity	8.6 years	7.9 years	12.9 years
Short-Term Reserves	4.0%	—	—

Largest Area Concentrations[2]
New York	15.5%
California	11.6
Texas	10.3
Illinois	5.9
Florida	5.3
Pennsylvania	4.8
Michigan	3.6
Maryland	3.3
New Jersey	3.3
Massachusetts	3.1
Top Ten	66.7%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.98	0.98
Beta	1.08	0.89

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)
Under 1 Year	5.9%
1–3 Years	12.7
3–5 Years	13.2
5–10 Years	28.4
10–20 Years	39.1
20–30 Years	0.6
Over 30 Years	0.1

Distribution by Credit Quality (% of portfolio)
AAA	21.3%
AA	53.9
A	18.2
BBB	4.9
BB	0.1
B or Lower	0.4
Not Rated	1.2

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense
Investor Shares and 0.09% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2006–October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2016		of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund
Investor Shares	3.63%	3.87%	4.20%	$15,095
Bloomberg Barclays 1–15 Year Municipal
Bond Index	3.10	3.51	4.28	15,199
Intermediate Municipal Funds Average[1]	3.32	3.13	3.55	14,170
Bloomberg Barclays Municipal Bond Index	4.06	4.34	4.57	15,637

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	3.73%	3.95%	4.29%	$76,081
Bloomberg Barclays 1–15 Year Municipal Bond Index	3.10	3.51	4.28	75,994
Bloomberg Barclays Municipal Bond Index	4.06	4.34	4.57	78,184

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2006–October 31, 2016
				Bloomberg
				Barclays
				1–15 Year
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2007	4.16%	-1.42%	2.74%	3.45%
2008	3.99	-4.48	-0.49	0.88
2009	4.24	6.27	10.51	10.72
2010	3.81	3.14	6.95	6.81
2011	3.71	-0.36	3.35	3.62
2012	3.35	4.80	8.15	7.02
2013	3.00	-3.96	-0.96	-0.41
2014	3.28	3.03	6.31	5.56
2015	2.93	-0.49	2.44	2.46
2016	2.78	0.85	3.63	3.10

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	4.87%	3.96%	3.54%	0.80%	4.34%
Admiral Shares	2/12/2001	4.97	4.05	3.62	0.80	4.42

Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (0.8%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,000	1,123
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21	1,500	1,722
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30	7,950	9,537
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,764
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	4,059
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30	6,905	7,966
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31	7,245	8,328
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	7,000	8,014
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	60,660	63,445
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	62,600	65,474
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	14,219
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	58,350	61,029
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/19	1,820	1,998
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/21	4,895	5,694
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	1,550	1,589
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	3,160	3,239
Auburn University Alabama General Fee Revenue	5.000%	6/1/31	3,000	3,535
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,830
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,118
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,306
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,582
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,518
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,359
Birmingham AL GO	0.000%	3/1/32	5,000	5,683
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/25	1,000	1,239
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/25	1,540	1,894
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26	1,755	2,191
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27	3,920	4,939
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27	1,460	1,826
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/32	4,780	5,785
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/33	4,000	4,821
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	9,000	9,905
Hoover AL GO	4.000%	7/1/24	3,900	4,568
Hoover AL GO	4.000%	7/1/25	1,290	1,519
Hoover AL GO	4.000%	7/1/26	1,345	1,595
Hoover AL GO	4.000%	7/1/30	2,440	2,775
Hoover AL GO	4.000%	7/1/31	5,135	5,797
Hoover AL GO	4.000%	7/1/32	5,090	5,700
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,394
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,647
Huntsville AL GO	5.000%	3/1/26	295	343
Huntsville AL GO	5.000%	5/1/33	2,950	3,371
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,879
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,946
Huntsville AL Water System Revenue	5.000%	11/1/28	1,500	1,838
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	2,942
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,593
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,135
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	4,115
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	6,178

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,903
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,762
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	703
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	927
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	921
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	8,700	8,726
Mobile County AL Board of School Commissioners GO	2.000%	3/1/17	350	352
Mobile County AL Board of School Commissioners GO	2.000%	3/1/18	500	507
Mobile County AL Board of School Commissioners GO	3.000%	3/1/19	550	575
Mobile County AL Board of School Commissioners GO	5.000%	3/1/29	3,565	4,323
Mobile County AL Board of School Commissioners GO	5.000%	3/1/30	2,500	3,008
Mobile County AL Board of School Commissioners GO	5.000%	3/1/31	3,000	3,590
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,325
University of South Alabama University Facilities Revenue	5.000%	11/1/24 (4)	1,535	1,872
University of South Alabama University Facilities Revenue	5.000%	11/1/25 (4)	1,700	2,091
University of South Alabama University Facilities Revenue	5.000%	11/1/27 (4)	2,010	2,477
University of South Alabama University Facilities Revenue	5.000%	11/1/28 (4)	2,110	2,575
University of South Alabama University Facilities Revenue	5.000%	11/1/29 (4)	1,110	1,346
University of South Alabama University Facilities Revenue	5.000%	11/1/33 (4)	5,110	6,065
				440,114
Alaska (0.1%)
Alaska GO	4.000%	8/1/18	1,200	1,265
Alaska GO	5.000%	8/1/24	5,000	6,071
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/25	3,075	3,639
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	5,330	6,289
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/29	2,000	2,306
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,587
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,852
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,254
Anchorage AK GO	5.000%	9/1/20	3,900	4,442
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	3,647
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	17,656
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,860
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	9,495	9,644
				74,512
Arizona (2.0%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	725	872
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32	875	1,048
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33	700	834
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	1,000	1,188
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	4,300	5,124
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35	600	711
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/36	3,125	3,704
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20 (14)	5,120	5,257
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,232
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/19 (Prere.)	2,545	2,804
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/27	1,115	1,322
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	3,510	4,303
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,860	2,280
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,000	1,183
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31	1,000	1,161
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32	1,290	1,495
Arizona COP	4.000%	9/1/17	1,250	1,283
Arizona COP	5.000%	3/1/18 (Prere.)	10,000	10,550
Arizona COP	5.000%	3/1/18 (Prere.)	5,000	5,275
Arizona COP	5.000%	9/1/18	1,275	1,368
Arizona COP	5.000%	10/1/19	3,335	3,703
Arizona COP	5.000%	9/1/20	1,700	1,937
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	3,480	3,969
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22	3,100	3,612
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23	5,000	5,763
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27	6,500	7,317
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/18 (Prere.)	7,500	7,844
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/18 (Prere.)	10,000	10,459
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.480%	2/5/20	12,500	12,720
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,223
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/24	1,500	1,858
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,604
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,107

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,706
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,682
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,519
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	21,721
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	13,922
Arizona School Facilities Board COP	5.125%	9/1/18 (Prere.)	5,000	5,387
Arizona School Facilities Board COP	5.000%	9/1/19	2,650	2,932
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/24	1,605	1,965
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/34	2,900	3,451
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/35	2,000	2,370
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	2,500	2,956
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	1,000	1,172
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	10,000	11,994
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	12,000	14,676
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	27,590	34,299
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,085	10,373
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	11,500	11,828
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	16,300	16,765
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,285
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	7,540	7,755
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,285
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	9,940	11,325
2 Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,342
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,342
Arizona Transportation Board Highway Revenue	5.250%	7/1/21 (Prere.)	4,550	5,391
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,205
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,580	9,128
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	8,012
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,442
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	11,905	14,630
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	10,525	12,883
Arizona Transportation Board Highway Revenue	5.000%	7/1/35	2,955	3,606
Arizona Transportation Board Highway Revenue	5.000%	7/1/36	7,680	9,349
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	3,500	4,018
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	6,000	7,248
Chandler AZ GO	4.000%	7/1/22	3,390	3,895
Chandler AZ GO	5.000%	7/1/23	3,400	4,179
Chandler AZ GO	5.000%	7/1/24	4,250	5,322
Gilbert AZ Waterworks & Sewer System Revenue	5.000%	7/1/25	1,750	2,213
Gilbert AZ Waterworks & Sewer System Revenue	5.000%	7/1/27	2,500	3,168
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,504
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,170
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,667
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,660
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,876
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,214
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,139
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,190
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,501
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,479
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,613
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,141
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,476
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,735
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,401
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,597
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/17 (Prere.)	4,235	4,354
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/19	1,455	1,604
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/20	1,695	1,922
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/30	1,775	1,970
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31	1,500	1,653
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31	1,400	1,543
Maricopa County AZ Community College District GO	5.000%	7/1/21	9,495	11,128
3 Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/27	8,000	9,957
3 Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/28	31,605	39,304
3 Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	4.000%	1/1/32	12,000	12,856

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17	10,000	10,268
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/18	6,000	6,157
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/19 (Prere.)	6,220	6,873
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,492
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.250%	7/1/28	690	846
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/29	480	597
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/30	375	463
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,135
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,106
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,058
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	13,911
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,418
Mesa AZ Utility System Revenue TOB VRDO	0.670%	11/7/16	595	595
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23	5,000	5,329
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24	2,235	2,382
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27	9,530	10,150
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	9,555	10,749
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	13,330	14,885
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/20	5,165	5,308
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.750%	7/1/24	7,805	8,003
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	2,688
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	3,010	3,435
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	11,000	13,193
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	7,000	8,561
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/24	7,770	9,659
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25	9,000	11,097
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	7,000	8,572
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/27	2,500	3,045
Phoenix AZ GO	5.000%	7/1/17 (Prere.)	950	977
Phoenix AZ GO	5.000%	7/1/20	4,200	4,317
Phoenix AZ GO	5.000%	7/1/23	1,400	1,714
Phoenix AZ GO	5.000%	7/1/24	3,000	3,734
Phoenix AZ GO	5.000%	7/1/25	5,000	6,297
Phoenix AZ GO	5.000%	7/1/26	4,000	5,105
Pima County AZ GO	2.000%	7/1/18	3,000	3,052
Pima County AZ GO	4.000%	7/1/21	6,000	6,714
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	13,011
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,587
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,248
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,350
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	5,154
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	7,210
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,000	6,288
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/24 (15)	1,040	1,282
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/25 (15)	1,200	1,498
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/26 (15)	1,500	1,892
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/22	2,000	2,424
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/23	1,000	1,235
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/25	1,000	1,240
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	1/1/18	3,775	3,913
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,722
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/27	10,000	10,466
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	2,750	2,878
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	28
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,363
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,670
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	10,060
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,475
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	23,444
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,354
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	337
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,616
Scottsdale AZ GO	4.000%	7/1/24	3,000	3,523
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	14,905
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,104

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,104
Tucson AZ Water System Revenue	5.000%	7/1/23	3,500	4,291
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,703
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.700%	12/1/16	25,000	25,000
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24	1,200	1,439
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25	1,250	1,486
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32	1,000	1,148
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32	1,500	1,751
				1,079,589
Arkansas (0.1%)
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/22	380	442
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24	10,105	12,665
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/30	1,290	1,551
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/31	2,390	2,855
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/32	3,000	3,564
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/33	3,305	3,907
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/34	2,815	3,315
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	3,135	3,157
University of Arkansas Revenue	4.000%	11/1/18	600	636
University of Arkansas Revenue	5.000%	11/1/19	600	669
University of Arkansas Revenue	5.000%	11/1/20	855	981
University of Arkansas Revenue	5.000%	11/1/25	500	630
University of Arkansas Revenue	5.000%	11/1/26	600	763
University of Arkansas Revenue	5.000%	11/1/29	700	863
University of Arkansas Revenue	5.000%	11/1/31	800	981
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,213
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,208
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,445
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22	2,000	2,407
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	1,280	1,568
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	2,112
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	2,000	2,438
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,249
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	2,190	2,651
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	1,954
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28	3,210	3,830
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29	3,355	3,983
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30	2,555	3,018
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27	1,000	1,209
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28	3,000	3,606
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29	1,970	2,358
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30	2,000	2,384
				75,612
California (11.6%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,587
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,191
Alameda CA Corridor Transportation Authority Revenue	5.000%	3/1/21	3,250	3,795
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27	3,000	3,662
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30	12,395	14,848
Anaheim CA Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/29	5,170	6,035
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28	5,030	5,841
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29	5,300	6,113
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/20	1,000	1,102
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,123
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.000%	4/3/17	7,635	7,637
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	2,410	2,443
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.230%	4/1/20	18,615	18,544
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,453
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.330%	4/1/21	14,500	14,437
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,731
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.530%	5/1/23	13,500	13,490
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,718
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	5,648
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18 (Prere.)	19,250	20,447
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18 (Prere.)	20,000	21,244
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	14,090

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	7,039
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	168,065	191,006
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	22,730
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,590	8,602
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	3,800	4,301
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16 (ETM)	10	10
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	2,685	2,695
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	5,000	5,019
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23 (ETM)	80	100
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	14,920	18,539
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (ETM)	35	44
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	55	70
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	10	13
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	9,965	12,575
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	14,945	18,538
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	2,490	3,081
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	22,139
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	35,387
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	20,288
California Education Notes Program TRAN	2.000%	6/30/17	22,015	22,189
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,674
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,912
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,782
California GO	5.000%	3/1/17	3,000	3,044
California GO	5.000%	4/1/17	13,050	13,288
1 California GO	1.380%	5/1/17	3,500	3,500
California GO	5.000%	12/1/17 (Prere.)	14,250	14,907
California GO	5.500%	4/1/18	30,000	31,993
California GO	6.000%	4/1/18	11,480	12,327
California GO	5.000%	9/1/18	8,500	9,146
California GO	5.000%	9/1/18	7,000	7,532
California GO	5.000%	12/1/18	85	85
California GO	5.000%	8/1/19	29,650	32,914
3 California GO	5.000%	8/1/19	37,500	41,620
California GO	3.000%	9/1/19	7,000	7,402
California GO	5.000%	4/1/20	18,000	19,752
California GO	5.000%	8/1/20	18,970	19,171
California GO	5.000%	9/1/20	30,930	35,462
California GO	5.000%	10/1/20	3,000	3,449
California GO	5.000%	11/1/20 (14)	5,000	5,211
California GO	5.000%	9/1/21	30,155	35,494
California GO	5.000%	12/1/21	16,365	17,110
California GO	5.000%	3/1/22	26,540	31,564
California GO	5.250%	10/1/22	15,000	16,827
California GO	5.000%	12/1/22	11,000	13,320
California GO	5.000%	9/1/23	9,770	11,969
California GO	5.000%	11/1/23	17,200	21,148
California GO	5.000%	12/1/23	34,000	41,878
California GO	5.000%	3/1/24	30,000	36,985
California GO	5.000%	5/1/24	35,000	43,268
California GO	5.000%	10/1/24	19,500	20,634
California GO	5.000%	10/1/24	10,500	13,065
California GO	5.000%	12/1/24	5,730	7,029
California GO	5.000%	3/1/25	15,000	18,724
California GO	5.000%	9/1/25	4,000	5,024
California GO	5.000%	10/1/25	20,000	24,060
California GO	5.000%	11/1/25	33,000	40,646
California GO	5.000%	12/1/25	5,490	6,712
California GO	5.500%	8/1/26	23,665	25,545
California GO	5.000%	10/1/26	31,140	37,440
California GO	5.000%	10/1/27	11,250	13,500
California GO	5.250%	10/1/27	26,440	31,551
California GO	5.000%	11/1/27	17,380	21,152
California GO	5.000%	2/1/28	12,500	14,938
California GO	5.000%	11/1/28	9,175	11,127
California GO	5.000%	12/1/28	3,575	4,342
California GO	5.750%	4/1/29	2,395	2,659
California GO	5.000%	9/1/29	13,500	16,673
California GO	5.250%	9/1/29	10,460	12,813
California GO	5.000%	10/1/29	10,000	12,188

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	10/1/29	4,445	4,697
California GO	5.000%	10/1/29	27,000	29,930
California GO	5.250%	3/1/30	29,500	33,239
California GO	5.000%	5/1/30	30,000	36,193
California GO	5.000%	9/1/30	4,500	5,261
California GO	5.250%	9/1/30	25,480	31,126
California GO	5.750%	4/1/31	79,190	87,933
California GO	4.000%	9/1/31	7,660	8,522
California GO	5.000%	10/1/31	24,000	29,071
California GO	5.000%	2/1/32	50,640	59,425
California GO	4.000%	9/1/32	5,000	5,526
California GO	4.000%	9/1/32	5,000	5,526
California GO	5.000%	10/1/32	11,000	13,271
California GO	5.000%	2/1/33	60,000	70,331
California GO	6.500%	4/1/33	54,500	61,555
California GO	4.000%	9/1/33	26,000	28,595
California GO	5.000%	10/1/33	6,000	7,219
California GO	5.000%	10/1/34	10,000	11,992
California GO	4.000%	9/1/35	10,000	10,899
California GO PUT	3.000%	12/1/19	6,000	6,282
California GO PUT	4.000%	12/1/21	13,300	14,907
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	22,015
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,518
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,707
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,682
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,350
California Health Facilities Financing Authority Revenue
(City of Hope Medical Center)	5.000%	11/15/26	2,430	2,895
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	4,020	4,031
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	4,000	4,010
4 California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	0.750%	11/7/16	650	650
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	41,500	48,067
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19	8,080	8,727
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,357
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,671
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	28,944
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	16,660
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,285
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,296
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,205
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,670
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	5,925	5,897
1 California Infrastructure & Economic Development Bank Revenue (The Colburn School) PUT	1.630%	6/1/20	10,000	10,065
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/20	1,575	1,701
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/21	1,740	1,874
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.250%	2/1/24	5,050	5,510
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,228
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,641
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	2,093
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/25	8,525	9,814
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/30	3,000	3,454
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	0.500%	11/1/16 LOC	9,000	9,000
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	7,420	8,783
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27	1,325	1,643
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/19 (Prere.)	5,000	5,620
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/19 (Prere.)	2,000	2,248
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27	5,000	5,987
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23	750	912
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24	900	1,108
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	11,759
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	8,276
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,907
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27	3,120	3,716

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	15,206
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	9,329
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	5,024
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	12,464
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,625
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,878
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,915
2 California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,689
California Public Works Board Lease Revenue (Various Capital Projects)	3.000%	4/1/18	4,605	4,741
California Public Works Board Lease Revenue (Various Capital Projects)	3.000%	4/1/19	4,740	4,963
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/19	11,290	12,393
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/19	8,130	8,925
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/19 (Prere.)	13,665	15,792
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/20	9,265	10,149
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	3,048
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20	8,975	10,156
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	7,460	8,567
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/21	5,000	5,582
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	4,500	5,228
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	3,000	3,485
2 California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,896
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22	6,050	7,200
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	3,000	3,617
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	4,460	5,377
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	3,075	3,625
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	9,133
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	3,054
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,250	4,936
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	22,026
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	11,145
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/33	8,125	8,861
California State University Systemwide Revenue	5.000%	5/1/19 (Prere.)	14,775	16,262
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	5,000	5,596
California State University Systemwide Revenue	5.000%	11/1/19	2,095	2,347
California State University Systemwide Revenue	5.000%	11/1/20	2,000	2,311
California State University Systemwide Revenue	5.000%	11/1/21	1,445	1,716
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,521
California State University Systemwide Revenue	5.000%	11/1/28	3,540	4,460
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,718
California State University Systemwide Revenue	5.250%	11/1/29	7,790	9,179
California State University Systemwide Revenue	5.000%	11/1/30	3,350	4,150
California State University Systemwide Revenue	5.000%	11/1/30	24,850	30,316
California State University Systemwide Revenue	5.250%	11/1/30	7,960	9,446
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,668
California State University Systemwide Revenue	5.000%	11/1/31	21,630	26,263
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,747
California State University Systemwide Revenue	5.000%	11/1/32	10,000	12,235
California State University Systemwide Revenue	5.000%	11/1/32	10,000	12,076
California State University Systemwide Revenue	5.000%	11/1/33	20,000	24,055
California State University Systemwide Revenue	5.000%	11/1/34	24,190	28,996
California State University Systemwide Revenue	5.000%	11/1/35	4,355	5,203
California State University Systemwide Revenue PUT	3.000%	11/1/19	6,700	7,010
California Statewide Communities Development Authority Revenue
(Daughters of Charity Health System)	5.750%	7/1/24	3,855	3,819
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/28	4,000	4,656
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/30	3,500	4,010
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/23 (15)	6,435	6,891
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,540	3,953
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,160	3,529
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	4,235	4,729
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	717
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,202
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	626
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	7,000	8,353
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30	15,000	17,559
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	5,000	5,828
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32	17,000	19,727
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,395

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,519
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,420
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/26 (4)	800	987
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (4)	2,340	2,864
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (4)	1,300	1,560
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,279
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,349
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,380
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,498
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,566
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,621
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,688
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,626
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,844
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	6,250	6,701
Contra Costa CA Community College District GO	5.000%	8/1/29	2,000	2,416
Contra Costa CA Community College District GO	5.000%	8/1/30	3,000	3,608
Contra Costa CA Community College District GO	5.000%	8/1/34	4,000	4,737
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/20 (Prere.)	2,000	2,260
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,187
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26	2,500	3,037
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27	2,000	2,425
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	2,655	3,143
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	3,000	3,624
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,232
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,076
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,188
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,181
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,922
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,407
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,334
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,576
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,355	2,627
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,630	2,934
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,905
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,848
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	5,912
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/23	775	943
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,233
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/25	750	928
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,420
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,130	1,355
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/31 (15)	1,750	2,084
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/32 (15)	1,365	1,616
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	2,434
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	1,388
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	1,614
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	2,248
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	1,999
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/28	20,090	16,996
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29	2,000	1,707
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33	2,000	2,370
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23	40,500	47,624
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,440
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	7,947
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,377
Gavilan CA Joint Community College District GO	5.000%	8/1/30	5,000	6,118
Gavilan CA Joint Community College District GO	5.000%	8/1/31	6,000	7,298
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	185
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,431
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	17,000	20,034
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	4,595	4,522
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	6,000	7,036
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	8,748
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,257
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,544
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	3,062
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	5,131
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	6,005
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,238

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,200
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,411
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,785
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,885
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,080
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,181
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	50	56
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	255	302
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24	90	105
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28	125	158
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,983
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,479
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,784
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	9,164
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,348
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,754
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,154
2 Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	7,995
2 Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,624
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,255
Los Angeles CA Community College District GO	5.000%	8/1/23	10,000	12,353
Los Angeles CA Community College District GO	4.000%	8/1/24	900	1,064
Los Angeles CA Community College District GO	5.000%	8/1/24	7,500	9,424
Los Angeles CA Community College District GO	4.000%	8/1/25	1,575	1,876
Los Angeles CA Community College District GO	4.000%	8/1/26	1,200	1,439
Los Angeles CA Community College District GO	5.000%	8/1/27	24,845	30,720
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,699
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	37,283
Los Angeles CA Community College District GO	3.000%	7/1/31	44,445	44,518
Los Angeles CA Community College District GO	3.000%	7/1/32	15,895	15,875
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	23,347
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,321
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	22,146
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,960	4,212
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,115	3,313
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,457
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,457
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	14,544
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,694
Los Angeles CA Department of Water & Power Revenue	5.000%	12/1/18	55,995	60,589
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	7,985	9,936
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	22,715	27,151
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	2,565	3,120
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	11,185	13,269
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	2,750	3,300
Los Angeles CA Harbor Department Revenue	4.000%	8/1/18	1,225	1,293
Los Angeles CA Harbor Department Revenue	5.000%	8/1/19	1,000	1,111
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,211
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	1,000	1,236
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,649
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	7,000	8,580
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	10,000	12,182
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	10,875	11,838
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	4.750%	1/1/17 (Prere.)	9,000	9,061
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	5.000%	1/1/17 (Prere.)	15,435	15,546
Los Angeles CA Unified School District GO	4.500%	7/1/17 (Prere.)	4,000	4,102
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	4,000	4,115
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,425	6,610
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,330	7,541
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	10,000	10,287
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	22,410	23,054
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,000	2,138
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,575	2,753
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,000	22,144
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,625	22,836
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	37,702
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	24,133
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,837
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	24,806
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,295

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,173
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,706
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,990
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,146
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,000	5,102
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,161
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27	1,475	1,733
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28	2,000	2,341
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	2,365	2,768
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32	3,000	3,533
Los Angeles County CA Unified School District GO	5.000%	7/1/25	20,000	25,399
Los Angeles County CA Unified School District GO	5.000%	7/1/26	20,000	25,737
Los Angeles County CA Unified School District GO	5.000%	7/1/27	72,330	92,046
Los Angeles County CA Unified School District GO	5.000%	7/1/28	35,940	45,248
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,746
1 Metropolitan Water District of Southern California Revenue PUT	1.010%	3/27/18	3,000	3,001
1 Metropolitan Water District of Southern California Revenue PUT	1.010%	3/27/18	31,000	31,009
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,536
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,523
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	15,244
Mount San Antonio CA Community College District GO	0.000%	8/1/28	3,000	2,866
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,219
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,776
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,093
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,314
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,457
Oakland CA Unified School District GO	5.000%	8/1/24 (4)	2,000	2,495
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,295	2,899
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,820	3,551
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,146
2 Orange County CA Sanitation District COP	5.000%	2/1/17 (Prere.)	2,500	2,527
2 Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	4,510	4,920
2 Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	7,250	7,910
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	12,254
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	14,964
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	13,875
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	8,165
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	5,410
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,619
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,674
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20	1,035	1,182
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,357
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,462
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,555
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,642
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,851
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,440
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	7,062
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,712
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,705
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,916
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,421
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,366
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,235	2,683
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,745	2,083
Rancho Santiago CA Community College District GO	5.000%	9/1/25	6,690	8,179
Rancho Santiago CA Community College District GO	5.000%	9/1/26	16,145	19,669
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,316
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,357
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,951
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,444
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,616
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,678
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/31	9,575	11,468
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33	3,495	4,146
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/34	12,070	14,243
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,683
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/27	4,980	6,153
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,585

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25	8,790	6,395
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26	3,375	2,346
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27	5,480	3,641
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28	9,395	5,956
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29	11,075	6,665
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,908
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,735	5,160
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	115	132
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	235	275
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26	145	171
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28	110	132
Sacramento CA City Financing Authority Revenue	5.000%	12/1/21 (15)	1,810	2,137
Sacramento CA City Financing Authority Revenue	5.000%	12/1/23 (15)	750	921
Sacramento CA City Financing Authority Revenue	5.000%	12/1/24 (15)	1,500	1,863
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25 (14)	13,125	10,347
4 Sacramento CA Municipal Utility District Revenue TOB VRDO	0.730%	11/7/16	7,500	7,500
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/24	720	811
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/26	1,200	1,350
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,435
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,356
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,887
Sacramento County CA GO	5.000%	2/1/17	4,650	4,689
Sacramento County CA GO	5.250%	2/1/18	6,140	6,432
Sacramento County CA GO	5.250%	2/1/19	4,940	5,303
Sacramento County CA GO	5.500%	2/1/20	4,700	5,209
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/26	1,000	1,255
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/28	1,100	1,359
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30	2,000	2,411
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/31	1,000	1,210
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31	3,000	3,598
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/35	1,000	1,188
San Bernardino CA City Unified School District GO	5.000%	8/1/29 (4)	1,960	2,300
San Bernardino CA City Unified School District GO	5.000%	8/1/30 (4)	1,180	1,376
San Bernardino CA City Unified School District GO	5.000%	8/1/31 (4)	1,320	1,529
San Bernardino CA City Unified School District GO	5.000%	8/1/32 (4)	1,400	1,614
San Bernardino CA Community College District GO	5.000%	8/1/24	12,065	14,806
San Bernardino CA Community College District GO	5.000%	8/1/25	13,965	17,017
San Bernardino CA Community College District GO	5.000%	8/1/26	14,080	17,064
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17	2,500	2,578
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18	8,995	9,620
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	9,395
San Diego CA Community College District GO	5.000%	8/1/17 (Prere.)	19,015	19,631
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	3,325	3,712
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	7,400	8,728
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,895	4,594
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,350	9,849
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,000	4,718
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,315	5,089
San Diego CA Community College District GO	5.000%	8/1/30	5,000	6,013
3 San Diego CA Community College District GO	4.000%	8/1/32	24,700	27,457
2 San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	2,000	2,204
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	10,000	11,467
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	10,000	12,282
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	23,615	29,523
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	25,000	31,712
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/20	7,690	8,809
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	6,000	7,514
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	6,376
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,790	5,885
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	19,379
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	15,414
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	14,679
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	11,174
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	22,563
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	11,353
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,814
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,545
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,500	12,767
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	6,153
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/24	1,055	1,326

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	2,100	2,674
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/26	1,430	1,812
San Francisco CA City & County GO	5.000%	6/15/27	10,000	12,161
San Francisco CA City & County GO	4.000%	6/15/28	25,000	28,205
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,824
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,426
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20 (Prere.)	3,900	4,432
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	2,865	3,250
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	5,235	5,935
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	6,074
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,736
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33	9,030	10,929
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33	2,545	3,080
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	15,000	16,797
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	10,000	11,912
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,405
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34	14,000	16,524
San Francisco CA City & County Unified School District GO	4.000%	6/15/31	13,670	14,799
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	3,950	4,255
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	11,170
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,719
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,625
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,590
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,605
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24 (14)	29,885	30,807
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27	2,400	2,683
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28	1,175	1,317
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28	25,385	27,701
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29	1,510	1,843
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	2,745	3,339
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	3,445	4,191
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,010	3,645
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,840	4,650
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32	3,095	3,730
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/27	2,000	2,458
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/28	2,500	3,052
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/29	1,675	2,031
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.625%	7/15/18 (Prere.)	1,000	1,064
2 San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.250%	7/15/18 (Prere.)	2,000	2,150
San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	4,122
San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,310
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,226
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,376
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	14,960
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/27	2,110	2,625
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/26	700	880
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/28	1,000	1,237
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/29	1,000	1,226
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/30	1,000	1,216
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/31	1,000	1,210
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/32	1,500	1,804
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/33	1,500	1,797
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/35	2,650	3,154
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/36	1,750	2,079
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,439
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,428
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	7,993
Santa Monica CA Community College District GO	5.000%	8/1/24	4,210	5,166
Santa Monica CA Community College District GO	5.000%	8/1/25	5,000	6,104
Santa Monica CA Community College District GO	5.000%	8/1/26	8,650	10,520
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	5,091
Santa Monica CA Community College District GO	5.000%	8/1/27	5,145	6,239
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	5,232
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	8,980
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	8,320
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	11,407
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	11,384

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	11,376
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,841
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22	5,000	5,862
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	9,000	10,092
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27	375	463
State Center California Community College District GO	5.000%	8/1/29	6,005	7,388
State Center California Community College District GO	5.000%	8/1/30	3,335	4,080
State Center California Community College District GO	5.000%	8/1/31	5,070	6,167
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,981
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,204
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,165
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,465	14,635
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,130	14,270
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,262
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/19 (Prere.)	9,000	9,902
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,935	4,418
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,160	4,670
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,335	4,867
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,250	2,526
University of California Revenue	5.250%	5/15/19 (Prere.)	11,000	12,192
University of California Revenue	5.250%	5/15/19 (Prere.)	4,245	4,705
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	16,341
University of California Revenue	5.750%	5/15/19 (Prere.)	5,000	5,599
University of California Revenue	5.000%	5/15/23	2,000	2,460
University of California Revenue	5.000%	5/15/23	3,000	3,680
University of California Revenue	5.000%	5/15/23	1,500	1,753
University of California Revenue	5.000%	5/15/26	12,915	15,027
University of California Revenue	5.000%	5/15/27	6,010	7,530
University of California Revenue	5.000%	5/15/27	5,000	5,813
University of California Revenue	5.000%	5/15/28	12,500	15,569
University of California Revenue	5.000%	5/15/28	5,500	6,850
University of California Revenue	5.000%	5/15/28	25,995	31,507
University of California Revenue	5.000%	5/15/29	19,000	23,463
University of California Revenue	5.000%	5/15/30	2,830	3,253
University of California Revenue	5.000%	5/15/31	11,000	13,405
University of California Revenue	5.000%	5/15/32	4,000	4,847
University of California Revenue	5.000%	5/15/32	21,800	25,863
University of California Revenue	5.000%	5/15/33	31,200	36,910
University of California Revenue	5.000%	5/15/34	38,420	45,348
University of California Revenue	5.000%	5/15/36	7,175	8,662
University of California Revenue PUT	5.000%	5/15/23	127,165	155,852
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	5,355
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	6,790
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	6,500
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	6,649
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	6,347
Ventura County CA Community College District GO	5.000%	8/1/27	1,000	1,230
Ventura County CA Community College District GO	5.000%	8/1/28	1,000	1,226
Ventura County CA Community College District GO	5.000%	8/1/29	1,000	1,206
Ventura County CA Public Financing Authority COP	5.625%	8/15/19 (Prere.)	1,000	1,127
Ventura County CA Public Financing Authority COP	5.750%	8/15/19 (Prere.)	1,750	1,979
Ventura County CA Public Financing Authority COP	5.750%	8/15/19 (Prere.)	1,750	1,979
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,756
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/32	6,155	7,560
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/33	6,815	8,330
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/34	7,355	8,946
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,768
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,170
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,365	5,752
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,000	5,360
West Contra Costa CA Unified School District GO	0.000%	8/1/17 (12)	1,565	1,552
West Contra Costa CA Unified School District GO	0.000%	8/1/18 (ETM)	3,000	2,944
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	4,033
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	5,657
West Contra Costa CA Unified School District GO	5.000%	8/1/27	2,405	2,952
West Contra Costa CA Unified School District GO	0.000%	8/1/28 (14)	5,230	3,748
West Contra Costa CA Unified School District GO	5.000%	8/1/29	3,500	4,227
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (12)	5,000	3,081
West Contra Costa CA Unified School District GO	5.000%	8/1/32 (4)	6,270	7,305

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	1,649
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,182
				6,162,112
Colorado (1.3%)
Adams County CO COP	5.000%	12/1/30	600	719
Adams County CO COP	5.000%	12/1/33	1,000	1,180
Adams County CO COP	5.000%	12/1/34	725	850
Aurora CO COP	5.000%	12/1/19	1,050	1,168
Aurora CO COP	5.000%	12/1/20	2,000	2,241
Aurora CO COP	5.000%	12/1/21	3,505	3,922
Aurora CO COP	5.000%	12/1/22	4,730	5,290
Aurora CO COP	5.000%	12/1/23	4,465	4,990
Aurora CO COP	5.000%	12/1/24	4,215	4,708
Aurora CO COP	5.000%	12/1/25	5,475	6,109
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,036
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,181
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,345
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,418
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23	5,000	6,128
Colorado Education Loan Program Revenue	2.000%	6/29/17	13,200	13,307
Colorado Education Loan Program Revenue	5.000%	6/29/17	11,800	12,126
Colorado General Fund Revenue	2.000%	6/27/17	34,000	34,272
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	7,000	8,475
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/26	25,000	31,198
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,866
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	55,104
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	17,000	18,902
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/33	8,385	9,393
4 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.780%	11/7/16	5,305	5,305
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/25	600	694
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/26	750	862
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,335
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,943
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,987
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,179
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,272
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,595
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,185
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,604
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,401
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/29	5,000	5,540
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/30	8,500	9,349
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/31	5,390	5,895
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/32	5,500	5,982
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	6,832
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	14,756
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	23,314
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,843
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,815
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	17,948
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,858
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,600
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,613
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,986
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	17,282
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17 (14)	24,490	24,228
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	7,850	8,219
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	6,355	6,784
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	14,367
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	27,500	25,030
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22 (14)	11,315	10,077
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	15,435	13,122
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	16,374
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,500	1,673
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,500	2,789
Garfield, Pitkin, & Eagle County CO School District GO	1.000%	12/15/16	500	500
Garfield, Pitkin, & Eagle County CO School District GO	2.000%	12/15/17	500	507

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/32	4,010	4,453
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/33	7,535	8,329
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	7,075	7,778
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/35	7,440	8,154
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/23	1,520	1,798
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/26	1,000	1,189
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/29	2,000	2,336
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/31	1,500	1,734
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/33	1,080	1,236
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/34	1,250	1,425
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/35	1,125	1,281
Regional Transportation District of Colorado COP	5.000%	6/1/23	2,000	2,259
Regional Transportation District of Colorado COP	5.000%	6/1/24	1,000	1,126
Regional Transportation District of Colorado COP	5.000%	6/1/25	1,000	1,120
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	6,007
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	7,058
University of Colorado Enterprise System Revenue	5.000%	6/1/17 (Prere.)	5,785	5,930
University of Colorado Enterprise System Revenue	5.500%	6/1/19 (Prere.)	2,750	3,066
University of Colorado Enterprise System Revenue	5.500%	6/1/19 (Prere.)	2,000	2,230
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,250	1,483
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,500	1,839
University of Colorado Enterprise System Revenue	5.000%	6/1/27	2,085	2,470
University of Colorado Enterprise System Revenue	4.000%	6/1/28	5,600	6,310
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,480	2,935
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,000	2,419
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,445	2,889
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,250	2,704
University of Colorado Enterprise System Revenue	5.000%	6/1/30	2,720	3,229
University of Colorado Enterprise System Revenue	5.000%	6/1/31	1,850	2,191
University of Colorado Enterprise System Revenue	4.000%	6/1/32	2,250	2,497
University of Colorado Enterprise System Revenue	5.000%	6/1/32	1,950	2,304
University of Colorado Enterprise System Revenue	4.000%	6/1/33	3,700	4,087
University of Colorado Enterprise System Revenue	5.000%	6/1/33	3,155	3,718
University of Colorado Hospital Authority Revenue	5.000%	11/15/27	6,000	7,057
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	11,101
				664,315
Connecticut (1.4%)
1 Connecticut GO	1.400%	5/15/17	5,000	5,008
Connecticut GO	5.000%	11/1/17	7,750	8,070
Connecticut GO	4.000%	11/15/17	6,885	7,108
1 Connecticut GO	1.550%	5/15/18	14,100	14,126
Connecticut GO	5.000%	11/15/18	8,500	9,175
Connecticut GO	5.000%	12/15/18	11,100	11,160
Connecticut GO	5.000%	3/15/20	7,770	8,692
1 Connecticut GO	1.880%	4/15/20	17,000	17,158
Connecticut GO	5.000%	11/1/20	4,970	5,653
1 Connecticut GO	1.380%	3/1/21	4,305	4,319
Connecticut GO	5.000%	11/1/21	5,000	5,824
Connecticut GO	4.000%	3/15/22	14,405	16,099
Connecticut GO	5.000%	4/15/22	6,005	7,030
Connecticut GO	5.000%	5/15/22	11,310	13,092
Connecticut GO	5.000%	6/1/22	8,010	9,402
Connecticut GO	5.000%	6/15/22	9,355	10,990
Connecticut GO	5.000%	9/15/22	6,830	8,063
Connecticut GO	5.000%	11/15/22	5,000	5,922
Connecticut GO	5.000%	11/15/22	17,120	20,277
Connecticut GO	5.000%	3/15/23	18,315	21,726
Connecticut GO	5.000%	11/1/23	10,000	11,674
Connecticut GO	5.000%	11/15/23	7,715	9,266
Connecticut GO	5.000%	11/15/23	14,275	17,145
Connecticut GO	5.000%	3/15/24	10,000	11,999
Connecticut GO	5.000%	6/1/24	10,000	11,770
Connecticut GO	5.000%	9/1/24	20,000	24,147
Connecticut GO	5.000%	10/15/24	10,805	12,812
Connecticut GO	5.000%	11/15/24	6,440	7,796
Connecticut GO	5.000%	11/15/24	10,025	12,135
Connecticut GO	5.000%	3/1/25	19,440	22,933
Connecticut GO	5.000%	9/1/25	19,395	23,479
Connecticut GO	5.000%	11/15/25	15,795	19,317

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	11/15/25	3,250	3,975
Connecticut GO	5.000%	9/1/26	13,170	15,838
Connecticut GO	5.000%	11/1/26	9,250	10,764
Connecticut GO	5.000%	3/15/27	10,000	11,990
Connecticut GO	5.000%	3/1/30	8,900	10,382
Connecticut GO	5.000%	3/1/31	10,500	12,187
Connecticut GO	5.000%	4/15/32	4,000	4,557
Connecticut GO	5.000%	8/15/32	20,000	23,158
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,408
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,628
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	6,326
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,626
4 Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.) TOB VRDO	0.660%	11/7/16	4,000	4,000
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	9,762
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.200%	2/1/19	14,920	14,964
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	40,000	39,925
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	8,000	7,972
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17	7,090	7,385
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22	5,000	5,963
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23	12,085	13,017
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	11,712
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	19,445	23,325
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	13,467
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26	8,225	9,850
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27	15,000	17,925
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	10,000	11,901
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32	6,000	7,108
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34	3,745	4,404
Hartford CT GO	5.000%	4/1/28	2,055	2,198
South Central CT Regional Water Authority Water System Revenue	5.000%	8/1/24	750	925
South Central CT Regional Water Authority Water System Revenue	5.000%	8/1/29	1,000	1,226
University of Connecticut GO	5.000%	2/15/26	3,140	3,840
University of Connecticut GO	5.000%	2/15/27	8,000	9,677
				740,752
Delaware (0.0%)
Delaware GO	5.000%	8/1/24	6,040	7,463
2 Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	11,053
University of Delaware Revenue	5.000%	11/1/22	1,000	1,113
				19,629
District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/19	5,000	5,508
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,564
District of Columbia GO	5.000%	6/1/20 (4)	11,840	12,369
District of Columbia GO	5.000%	6/1/21	5,000	5,841
District of Columbia GO	5.000%	6/1/21 (4)	10,380	10,844
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/24	2,025	2,504
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/25	2,200	2,757
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,243
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	6,245
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21 (2)	5,610	5,698
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22 (2)	5,800	5,889
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23 (2)	6,600	6,701
District of Columbia Revenue (Georgetown University)	5.000%	4/1/24 (2)	6,190	6,285
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18	23,500	24,633
District of Columbia Revenue (Methodist Home of the District of Columbia)	4.500%	1/1/25	1,815	1,865
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/25	4,170	5,107
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/26	3,985	4,919
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/28	2,000	2,430
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	9,595	11,299
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	5,115	6,023
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,879
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,879
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.530%	11/1/16 LOC	3,490	3,490
				151,972
Florida (5.3%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/25	1,000	1,193
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/26	1,250	1,481

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/27	1,300	1,532
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/34	22,000	25,103
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,892
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,314
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	6,015
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,875
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,598
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,937
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,896
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,209
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	3,112
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,267
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,841
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	5,103
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,834
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	5,211
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,921
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	10,383
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,763
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,615	4,746
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,850	4,988
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	5,090	5,235
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,186
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,341
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,179
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,695
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,758
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,744
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	9,197
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,670
Broward County FL GO	5.000%	1/1/20	9,185	10,312
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,063
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	12,480	13,380
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/18 (Prere.)	2,000	2,155
Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	25,149
3 Central Florida Expressway Authority Revenue	5.000%	7/1/25	2,500	3,092
3 Central Florida Expressway Authority Revenue	5.000%	7/1/26	4,000	4,986
3 Central Florida Expressway Authority Revenue	5.000%	7/1/27	5,000	6,176
3 Central Florida Expressway Authority Revenue	5.000%	7/1/28	4,000	4,892
3 Central Florida Expressway Authority Revenue	4.000%	7/1/32	6,500	7,059
3 Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,267
3 Central Florida Expressway Authority Revenue	5.000%	7/1/33	4,715	5,614
3 Central Florida Expressway Authority Revenue	5.000%	7/1/34	7,000	8,289
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	60,990	62,588
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20	19,000	21,152
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	30,000	35,174
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25	20,000	24,422
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,043
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	21,100	23,830
Duval County FL School Board COP	5.000%	7/1/27	4,000	4,839
Duval County FL School Board COP	5.000%	7/1/33	14,415	16,864
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	14,690	15,248
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	13,700	14,221
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	14,385	14,932
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	15,855	16,458
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,271
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,775	3,065
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	4,903
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,250
Florida Board of Education Lottery Revenue	5.000%	7/1/24	14,020	17,395
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,214
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	14,919
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17 (Prere.)	3,500	3,621
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	10,170	10,837
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	8,180	8,716
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	7,000	7,721

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,204
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	9,020	10,269
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	10,000	11,384
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	22,000	25,045
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	6,215
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	8,200	9,599
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	35,250	41,266
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	7,945	9,301
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	8,700	10,439
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	10,000	11,999
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	7,050	8,459
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	3,040	3,648
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	10,440	12,774
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	2,125	2,357
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	9,014
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25	20,515	25,324
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31	5,000	5,817
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17	8,175	8,405
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	6,700	6,956
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	10,045	10,429
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	9,025	9,370
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	9,475	9,837
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	9,950	10,330
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	5,445	5,653
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	10,970	11,389
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	5,855	6,305
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	4,025	4,572
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	10,025	10,762
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	10,525	11,286
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	11,055	11,854
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	11,605	12,422
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,733
Florida Department of Transportation GO	5.000%	7/1/19	5,000	5,531
Florida Department of Transportation GO	5.000%	7/1/20	6,620	7,555
Florida Department of Transportation GO	5.000%	7/1/21	4,120	4,835
Florida Department of Transportation GO	5.000%	7/1/21	7,540	8,848
Florida Department of Transportation GO	5.000%	7/1/22	22,060	26,525
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,747
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/33	1,800	2,109
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/34	1,500	1,751
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32	1,000	1,114
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,000	2,368
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,095
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,511
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,175
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	10,625	11,457
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,147
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,409
Florida Municipal Power Agency Revenue	5.000%	10/1/21	5,000	5,832
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	2,121
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,000	1,228
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,705	2,111
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,000	1,228
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,875	2,012
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,100	1,342
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,656
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,000	6,108
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	4,175
Florida Municipal Power Agency Revenue	5.000%	10/1/30	9,995	12,138
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	10,265
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,410
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,646
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,319
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,461
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,416
Florida Turnpike Authority Revenue	5.000%	7/1/19	9,230	10,202
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,113
Florida Turnpike Authority Revenue	5.000%	7/1/24	8,760	10,840
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	11,605
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	13,252

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,166
Fort Myers FL Improvement Revenue	5.000%	12/1/16 (Prere.)	6,330	6,353
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	1,010	1,014
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,899
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	1,320	1,572
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24	1,110	1,341
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25	1,350	1,649
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/27	1,445	1,757
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/28	2,000	2,403
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/29	2,000	2,384
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/30	2,000	2,362
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	7,033
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,129
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,160
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,240
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,406
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,806
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,442
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,241
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	2,848
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,637
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/18	12,320	13,297
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/19	14,680	16,374
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17 (ETM)	1,260	1,307
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28	12,300	14,374
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/31	26,400	30,315
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	3,000	3,392
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	2,230	2,441
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	13,575	15,822
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	14,000	16,239
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29	15,070	17,397
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,237
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,697
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	600	720
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	2,500	2,793
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	750	895
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	7,025	8,355
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	2,000	2,369
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	4,490	5,311
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	3,900	4,325
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,075	2,303
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19	15,265	17,009
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20	22,255	25,527
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	6,160	7,104
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	2,000	2,382
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30	3,000	3,286
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/18 (Prere.)	13,280	14,252
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,415	5,837
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,685	6,128
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,970	6,435
Jacksonville FL Special Revenue	5.000%	10/1/19 (Prere.)	4,800	5,349
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	17,604
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,323
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,426
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,675
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	9,252
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,726
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	2,077

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,633
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	2,058
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,775
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	2,057
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,505
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,892
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	500	563
Lakeland FL Energy System Revenue	5.000%	10/1/17	1,000	1,039
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25	2,000	2,446
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	2,200	2,716
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/27	5,000	6,108
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/35	3,000	3,407
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,097
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,354
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,713
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,905
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,367
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,818
Lee County FL School Board COP	5.000%	8/1/27	5,000	6,029
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,791
Lee County FL School Board COP	5.000%	8/1/34	3,500	4,130
Lee County FL School Board COP	5.000%	8/1/35	4,270	5,027
Lee County FL Transportation Facilities Revenue	5.000%	10/1/26 (4)	1,000	1,210
Lee County FL Transportation Facilities Revenue	5.000%	10/1/28 (4)	3,055	3,648
Lee County FL Transportation Facilities Revenue	5.000%	10/1/30 (4)	3,300	3,902
Lee County FL Transportation Facilities Revenue	5.000%	10/1/32 (4)	1,820	2,134
Lee County FL Transportation Facilities Revenue	5.000%	10/1/33 (4)	1,000	1,168
Lee County FL Transportation Facilities Revenue	5.000%	10/1/34 (4)	1,000	1,164
Lee County FL Transportation Facilities Revenue	5.000%	10/1/35 (4)	1,000	1,161
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,981
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,507
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,586
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,608
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,840
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,907
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,887
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,347
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,825	3,209
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,969
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,556
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,525	2,973
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,503
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,158
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,605
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,000	5,738
Miami Beach FL Resort Tax Revenue	5.000%	9/1/25	840	1,043
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,000	1,229
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,579
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,206
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,500	1,799
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,764
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/18 (Prere.)	1,800	1,940
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20 (Prere.)	555	636
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,663
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	2,994
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	2,750	3,362
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	5,650
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	7,387
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	6,645	7,530
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,398
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	4,460	5,373
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	6,199
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	2,055	2,419
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,765	5,708
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	2,000	2,365
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/35	2,450	2,891
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/24	5,000	6,200
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27	3,600	4,489
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35	8,210	9,784
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35	15,390	18,340

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	8,620	10,240
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	14,000	16,631
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/17 (Prere.)	5,275	5,368
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/17 (Prere.)	2,040	2,076
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23	4,000	4,824
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	4,250	5,203
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	3,750	4,546
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26	3,250	3,919
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27	2,250	2,697
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31	2,000	2,336
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32	2,550	2,965
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33	5,000	5,799
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,350	2,546
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35	2,750	2,927
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	5,005	5,005
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,500	2,500
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,655	2,655
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,280	3,280
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,500	3,500
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	5,685	5,806
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	25,200	26,849
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	27,650	29,460
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	14,225	15,156
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	12,980	13,830
2 Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	15,530	16,546
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,617
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,571
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,988
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	11,889
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,825
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,726
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,083
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,378
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	2,750	3,267
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	13,382
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,500	2,942
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	10,353
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	3,187
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,000	11,667
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	13,772
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,000	13,948
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,649
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	12,278
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,258
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	15,586
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,615
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	13,245
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,669
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,396
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	9,331
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	6,250	7,290
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,650	1,922
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,400	7,689
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	23,615
4 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.780%	11/7/16 (4)	14,000	14,000
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	3,873
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,548
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,931
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,000	3,650
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,807
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,000	5,899
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,484
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	5,810
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	8,400	8,928
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	7,000	7,440
Orange County FL Tourist Development Revenue	5.000%	10/1/17	5,955	6,182
Orange County FL Tourist Development Revenue	5.000%	10/1/18 (14)	18,980	19,693
Orange County FL Tourist Development Revenue	5.000%	10/1/19	8,680	9,650
Orange County FL Tourist Development Revenue	5.000%	10/1/20 (14)	15,345	15,918
Orange County FL Tourist Development Revenue	5.000%	10/1/21 (14)	16,605	17,224

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	3,500	3,988
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	7,780	8,864
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,697
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31	13,030	15,236
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,000	1,176
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	825	1,020
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,416
Orlando FL Capital Improvement Revenue	5.000%	10/1/25	875	1,095
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,200	1,517
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,599
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	3,958
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23	4,000	4,910
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	771
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,088
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,247
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,599
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,310
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22	850	996
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23	1,250	1,484
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	1,000	1,197
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	7,102
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,313
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,923
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,659
Palm Beach County FL School Board COP	5.000%	8/1/32	12,000	14,189
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/17	6,000	6,229
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18	6,000	6,459
2 Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	15,000	16,299
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,784
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	3,790	4,074
Port St. Lucie FL Utility Revenue	5.000%	9/1/24	780	958
Port St. Lucie FL Utility Revenue	5.000%	9/1/25	860	1,067
Port St. Lucie FL Utility Revenue	5.000%	9/1/27	860	1,067
Port St. Lucie FL Utility Revenue	5.000%	9/1/28	2,500	3,073
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	2,000	2,441
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	390	415
Port St. Lucie FL Utility Revenue	4.000%	9/1/30	2,200	2,436
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,302
Port St. Lucie FL Utility Revenue	4.000%	9/1/31	2,500	2,747
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,405
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	11,340
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,772
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23	2,505	2,994
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23	1,000	1,227
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24	1,550	1,932
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,324
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,211
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	6,134
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,758
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	5.750%	8/1/30	1,500	1,681
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,915
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/24	500	597
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/28	500	579
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/29	500	576
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,286
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23	5,985	6,901
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24	4,625	5,340
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/27	4,250	5,085
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/28	4,450	5,293
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/24	925	1,117
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/25	650	792

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/27	1,100	1,323
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/28	1,450	1,728
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,740
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,743
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,409
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,633
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/19	3,580	3,988
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/21	18,420	20,725
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/22	13,395	15,168
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	14,686	16,702
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,145
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,255
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,152
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,215
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,707
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,133
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,684
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,926
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,173
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,693
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,873
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,922
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	2,300	2,793
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	7,155
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,338
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,177
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	1,100	1,287
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/30	1,750	2,040
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,217
Volusia County FL School Board COP	5.000%	8/1/24	500	615
Volusia County FL School Board COP	5.000%	8/1/25	1,675	2,043
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,160
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,967
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,783
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,574
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,758
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,191
				2,803,684
Georgia (2.8%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/27	2,315	2,838
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/28	2,500	3,046
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,186
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,483
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	11,187
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24	1,600	1,967
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/28	3,000	3,631
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29	3,000	3,569
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30	5,000	5,884
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31	5,000	5,862
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32	5,500	6,424
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33	2,000	2,328
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34	2,000	2,320
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,235
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,573
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,219
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,721
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,866
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,613
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	3,004
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,480	3,094
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,222
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,640
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,250	1,490
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,552
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,700

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	4,950	4,950
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,000
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	5,651
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,372
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,146
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,851
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,000	3,683
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,000	3,740
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,133
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,573
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	20,470
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,605
1 Atlanta GA Water & Wastewater Revenue PUT	1.858%	11/1/18	21,685	21,914
4 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.750%	11/7/16	10,000	10,000
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,560
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	0.920%	1/1/24 (4)	2,350	2,324
3 Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/20	750	847
3 Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	3,879
3 Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/31	3,225	3,790
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34 (2)	1,000	1,144
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37 (2)	7,500	8,400
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22	1,675	1,975
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23	1,975	2,314
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24	1,000	1,164
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27	6,880	7,876
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17	1,250	1,302
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,568
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,675
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,782
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,619
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,698
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,513
Forsyth County GA GO	5.000%	3/1/20	2,145	2,425
3 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	860
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,710
3 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,576
3 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	3,088
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/25	1,000	1,101
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/26	1,000	1,095
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/31	7,000	7,884
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,638
Georgia GO	5.000%	7/1/17	36,235	37,279
Georgia GO	5.000%	2/1/19	33,695	36,761
3 Georgia GO	5.000%	7/1/19	18,000	19,893
Georgia GO	5.000%	7/1/19	5,000	5,535
Georgia GO	4.000%	11/1/19	2,500	2,724
3 Georgia GO	5.000%	12/1/19	12,995	14,562
3 Georgia GO	5.000%	1/1/20	22,000	24,706
Georgia GO	5.000%	2/1/20	34,000	38,341
Georgia GO	5.000%	7/1/20	3,000	3,427
Georgia GO	5.000%	7/1/20	10,000	11,425
Georgia GO	5.000%	7/1/20	18,460	21,090
3 Georgia GO	5.000%	7/1/20	21,065	24,031
Georgia GO	5.000%	11/1/20	9,240	10,666
3 Georgia GO	5.000%	12/1/20	13,660	15,785
Georgia GO	5.000%	2/1/21	46,000	53,469
Georgia GO	5.000%	10/1/21	8,000	9,472
Georgia GO	5.000%	1/1/22	9,415	11,212
3 Georgia GO	5.000%	1/1/22	14,000	16,650
Georgia GO	5.000%	2/1/22	6,590	7,866
Georgia GO	5.000%	2/1/22	13,425	16,024
3 Georgia GO	5.000%	7/1/22	22,000	26,512
Georgia GO	4.000%	10/1/22	2,150	2,488
3 Georgia GO	5.000%	12/1/22	46,000	56,021
Georgia GO	5.000%	2/1/23	18,395	22,469
Georgia GO	5.000%	7/1/23	20,160	24,308
Georgia GO	5.000%	2/1/25	3,000	3,707
Georgia GO	4.000%	7/1/25	22,000	26,208

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	2/1/27	10,000	12,253
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,000	14,093
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,000	4,806
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,551
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	16,960
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,865
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/30	4,365	5,165
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/34	7,000	8,108
Gwinnett County GA School District GO	5.000%	2/1/17	2,100	2,123
Gwinnett County GA School District GO	5.000%	8/1/20	20,000	22,909
Gwinnett County GA School District GO	5.000%	2/1/21	10,000	11,624
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	27,101
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,202
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,360
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,571
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,368
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	2,340	2,371
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/19	30	33
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	26,394
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	2,270	2,479
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	6,765	7,556
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	41,690
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	10,720	12,123
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	6,102
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/33	29,440	35,809
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/34	30,915	37,426
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/35	31,365	37,851
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	26,520
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,051
Municipal Electric Authority Georgia Revenue	5.750%	7/1/18 (Prere.)	38,065	41,138
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	3,580	3,882
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	13,375	14,406
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,456
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	16,791
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	7,725	8,565
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,810	3,233
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,612
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,231
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	2,125	2,623
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	29,195	36,163
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,215	20,085
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,050	1,244
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,476
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,333
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,000	5,814
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,600	8,743
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/20	1,220	1,401
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/21	775	913
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/23	510	628
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,704
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/19 (Prere.)	17,500	19,188
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,765
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,749
				1,489,787
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	6,280	7,373
Guam Government Business Privilege Tax Revenue	5.000%	11/15/24	4,790	5,678
Guam Government Business Privilege Tax Revenue	5.000%	11/15/25	4,200	5,019
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/36	300	343
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,715
				21,128
Hawaii (1.0%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	15,792
Hawaii County HI GO	5.000%	9/1/28	1,000	1,241
Hawaii County HI GO	5.000%	9/1/29	2,065	2,543
Hawaii County HI GO	5.000%	9/1/30	1,000	1,223
Hawaii GO	4.000%	11/1/17	4,100	4,233

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	12/1/18	9,250	10,027
Hawaii GO	5.000%	10/1/20	5,500	6,307
Hawaii GO	5.000%	10/1/20	9,910	11,365
Hawaii GO	5.000%	12/1/20	4,480	5,161
Hawaii GO	5.000%	10/1/21	3,055	3,600
Hawaii GO	5.000%	10/1/21	5,000	5,893
Hawaii GO	5.000%	11/1/22	11,155	13,488
Hawaii GO	5.000%	12/1/22	10,000	11,795
Hawaii GO	5.000%	8/1/24	14,970	18,634
Hawaii GO	5.000%	8/1/24	8,970	11,165
Hawaii GO	5.000%	10/1/24	10,000	12,479
Hawaii GO	5.000%	10/1/24	9,000	11,231
Hawaii GO	5.000%	11/1/24	22,305	26,705
Hawaii GO	5.000%	4/1/25	19,785	24,780
Hawaii GO	5.000%	8/1/25	4,105	5,099
Hawaii GO	5.000%	8/1/25	2,500	3,106
Hawaii GO	5.000%	10/1/25	12,000	15,150
Hawaii GO	5.000%	10/1/25	6,680	8,434
Hawaii GO	5.000%	10/1/25	9,000	11,363
Hawaii GO	4.000%	4/1/26	26,025	30,662
Hawaii GO	5.000%	10/1/28	7,760	9,757
Hawaii GO	5.000%	8/1/29	8,500	10,313
Hawaii GO	4.000%	4/1/30	21,685	24,321
Hawaii GO	4.000%	10/1/30	17,750	20,009
Hawaii GO	4.000%	4/1/31	21,410	23,842
Hawaii GO	4.000%	10/1/31	8,000	8,951
Hawaii GO	5.000%	8/1/33	2,865	3,409
Hawaii Highway Revenue	4.000%	1/1/22	1,000	1,137
Hawaii Highway Revenue	5.000%	1/1/24	2,500	3,077
Hawaii Highway Revenue	5.000%	1/1/25	4,000	4,978
Hawaii Highway Revenue	5.000%	1/1/26	2,500	3,156
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,593
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,639
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	3,000	3,084
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	2,705	2,781
Honolulu HI City & County GO	4.000%	10/1/18	1,920	2,030
Honolulu HI City & County GO	5.250%	7/1/19 (4)	4,755	5,275
Honolulu HI City & County GO	4.000%	10/1/19	2,515	2,724
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,285
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,741
Honolulu HI City & County GO	5.000%	10/1/20	3,675	4,208
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,743
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,000	5,881
Honolulu HI City & County GO	5.000%	10/1/22	4,205	5,058
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,203
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,812
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,616
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,207
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,327
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,407
Honolulu HI City & County GO	5.000%	10/1/26	5,000	6,272
Honolulu HI City & County GO	5.000%	10/1/27	4,000	4,970
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,987
Honolulu HI City & County GO	5.000%	10/1/31	12,690	15,404
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/25	1,340	1,681
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/26	3,000	3,744
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/27	1,075	1,352
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/28	6,175	7,074
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	10,000	11,346
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30	8,220	9,955
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/34	6,765	8,040
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/35	6,835	8,100
				543,965
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	715	786
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	831
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	313
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	1,245	1,370
2 Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	13,331

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/24	1,500	1,858
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/25	2,750	3,407
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/30	3,250	3,759
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,457
				31,112
Illinois (5.9%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,203
Chicago IL Board of Education GO	5.000%	12/1/16 (ETM)	3,085	3,096
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,235
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,577
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,079
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,071
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,319
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	6,300	6,619
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,546
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,558
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	17,393
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,811
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,137
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,945
Chicago IL Board of Education GO	5.250%	12/1/25	8,000	7,451
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,937
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,550
Chicago IL Board of Education GO	7.000%	12/1/26	19,500	20,709
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	18,571
Chicago IL Board of Education GO	5.250%	12/1/35	11,985	11,086
1 Chicago IL Board of Education GO PUT	4.630%	3/1/17	11,700	11,689
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,310
Chicago IL GO	5.500%	1/1/17 (ETM)	7,065	7,120
Chicago IL GO	5.500%	1/1/17 (4)	11,365	11,424
Chicago IL GO	5.000%	1/1/18 (4)	17,530	17,591
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,303
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,707
Chicago IL GO	5.000%	1/1/25	20,465	21,922
Chicago IL GO	5.000%	1/1/26	11,500	12,275
Chicago IL GO	5.000%	1/1/26 (4)	1,160	1,166
Chicago IL GO	5.000%	1/1/27 (14)	5,000	5,194
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,194
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	40,056
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	3,005
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	4,060
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,984
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,391
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,364
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,600
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,489
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,294
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,201
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,051
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	1,044
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,184
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,074
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,325
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	23,076
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	19,093
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	15,936
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	19,040
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	3,000	3,478
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	1,250	1,473
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	7,410	8,531
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	5,500	6,747
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25	1,500	1,786
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	4,000	4,582
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,190
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,560	4,057
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27	2,435	2,888
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	3,000	3,405
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	10,750	12,899
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,694

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	3,000	3,388
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	10,300	12,258
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	3,220	3,618
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,900	3,249
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	22,500	26,449
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	13,495	15,432
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	10,000	11,435
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	10,000	11,699
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (4)	74,685	77,696
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	20,040	23,429
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,163
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,244
Chicago IL Park District GO	5.000%	1/1/25	4,425	4,933
3 Chicago IL Park District GO	5.000%	1/1/25	625	734
3 Chicago IL Park District GO	5.000%	1/1/26	500	591
3 Chicago IL Park District GO	5.000%	1/1/27	1,000	1,172
3 Chicago IL Park District GO	5.000%	1/1/28	1,000	1,164
3 Chicago IL Park District GO	5.000%	1/1/29	785	906
3 Chicago IL Park District GO	5.000%	1/1/30	1,000	1,144
3 Chicago IL Park District GO	5.000%	1/1/31	1,000	1,138
3 Chicago IL Park District GO	5.000%	1/1/31	2,000	2,277
3 Chicago IL Park District GO	5.000%	1/1/33	2,000	2,255
3 Chicago IL Park District GO	5.000%	1/1/34	2,000	2,246
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,337
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,685
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	3,035
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,464
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/16 (Prere.)	7,545	7,572
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	7,888
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	4,900	5,206
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,389
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,228
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,488
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,620
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	33,438
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	14,037
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	32,221
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	10,809
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	11,209
4 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.830%	11/7/16	15,380	15,380
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,800
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,760
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,623
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,225
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,077
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,318
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	18,727
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,920
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,719
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,275
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,271
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,606
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,996
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,336
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,324
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,155
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,000	1,152
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,273
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,251
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	7,580	7,604
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,149
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,297
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,310
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,297
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,276
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,142
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,113
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,468
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,757
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,655

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,876
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,693
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,457
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,489
Cook County IL GO	5.000%	11/15/18	8,000	8,551
Cook County IL GO	5.000%	11/15/20	7,500	8,201
Cook County IL GO	5.000%	11/15/21	5,410	5,897
Cook County IL GO	5.250%	11/15/28	35,500	39,585
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,095
Du Page & Cook Counties IL Community Consolidated School District GO	4.500%	1/1/21 (14)	4,900	4,931
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24	1,750	2,116
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25	1,820	2,182
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26	2,290	2,739
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27	2,000	2,386
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23	2,315	2,500
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25	2,720	2,936
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26	3,060	3,302
Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28	6,520	7,033
Illinois Finance Authority Revenue (Advocate Health Care Network)	6.125%	11/1/18 (Prere.)	3,000	3,309
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	5,165
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,638
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20	2,000	2,188
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21	6,535	7,133
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22	5,285	5,749
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/23	1,000	1,208
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24	1,200	1,472
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/28	3,885	4,617
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/29	5,000	5,903
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	6,595	7,385
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30	3,000	3,412
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	11,573
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27	15,000	16,676
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28	1,290	1,467
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32	7,575	8,253
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34	5,000	5,550
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27	17,390	19,148
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/29	15,000	16,553
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28	21,760	23,385
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26	1,000	1,178
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/31	1,875	2,093
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/28	2,000	2,431
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/29	2,000	2,412
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/30	1,000	1,197
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	2,000	2,356
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23	1,000	1,041
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33	8,225	8,606
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,126
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	10,104
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,595	4,132
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,710
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,786
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,868
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,950
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	2,038
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,132
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	13,686
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/23	1,215	1,443
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/24	5,125	6,136
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	7,885	8,564
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/31	6,500	6,904
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/32	10,000	10,563
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/33	3,840	4,393
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/34	3,500	3,995
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/18 (Prere.)	8,500	9,113
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,133
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/33	5,000	5,861
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/35	5,500	6,412
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/36	2,500	2,910
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,503
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,000	2,347

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	4,386
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/23	1,000	1,202
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24	5,000	5,583
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/24	1,600	1,947
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/25	1,950	2,387
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	1,000	1,224
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/28	1,250	1,491
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/29	2,000	2,371
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/30	2,300	2,715
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/31	2,150	2,292
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	24,070	26,554
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/24	5,000	5,719
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/25	8,000	9,176
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/26	8,000	9,198
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/27	10,000	11,578
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28	13,750	15,707
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/32	10,000	11,131
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/30	2,500	2,664
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/31	2,000	2,114
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/32	2,000	2,096
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/1/18 (Prere.)	5,000	5,403
Illinois Finance Authority Revenue (Rush University Medical Center)	5.750%	11/1/18 (Prere.)	3,000	3,286
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	7,929
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/25	2,870	3,534
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/26	4,000	4,868
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/27	4,000	4,839
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/28	4,000	4,786
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/25	1,000	1,192
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	8,000	8,398
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	2,700	3,050
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,708
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	12,851
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,631
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	10,000	11,354
3 Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/24	1,100	1,338
3 Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/25	1,200	1,467
3 Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/26	1,700	2,088
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,346
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,393
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	4,000	4,666
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	5,265	6,405
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24	5,195	6,048
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25	2,990	3,464
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26	3,500	4,067
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	4,400	5,081
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	15,000	17,940
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	4,250	4,904
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	12,250	14,563
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30	5,250	6,085
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	15,000	17,654
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	5,300	6,130
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	15,000	17,584
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	1,050	1,212
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	28,975	33,696
Illinois GO	5.000%	1/1/17	22,985	23,131
Illinois GO	5.000%	3/1/17	1,550	1,569
Illinois GO	5.000%	8/1/17	8,760	8,982
Illinois GO	5.000%	1/1/20 (4)	8,635	9,329
Illinois GO	5.000%	8/1/20	2,000	2,155
Illinois GO	5.000%	1/1/21 (4)	21,470	23,012
Illinois GO	5.250%	1/1/21	7,525	8,226
Illinois GO	5.000%	8/1/21	25,000	27,261
Illinois GO	5.000%	1/1/22	2,740	2,897
Illinois GO	5.000%	2/1/22	6,000	6,552
Illinois GO	5.000%	7/1/22	7,000	7,677
Illinois GO	5.000%	8/1/22 (4)	11,720	13,034
Illinois GO	5.000%	2/1/23	7,000	7,684
3 Illinois GO	5.000%	2/1/23	5,000	5,489
Illinois GO	5.000%	7/1/23	6,000	6,608
Illinois GO	5.000%	8/1/23	17,000	18,732

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	4.000%	1/1/24	14,000	14,334
Illinois GO	5.000%	2/1/24	6,270	6,910
Illinois GO	5.000%	6/1/24	7,000	7,725
Illinois GO	5.500%	7/1/24	19,000	21,397
Illinois GO	5.000%	8/1/24	25,335	27,360
Illinois GO	5.000%	11/1/24 (2)	5,000	5,017
Illinois GO	5.000%	1/1/25	17,000	18,772
Illinois GO	5.000%	2/1/26	11,125	12,061
3 Illinois GO	5.000%	2/1/26	20,000	22,074
Illinois GO	5.000%	4/1/26 (2)	12,600	12,643
Illinois GO	5.000%	4/1/26 (4)	16,175	17,724
Illinois GO	5.000%	6/1/26	5,100	5,117
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.500%	7/1/26	7,000	7,839
3 Illinois GO	5.000%	2/1/27	33,500	36,956
Illinois GO	5.000%	4/1/27	3,840	4,139
Illinois GO	5.500%	7/1/27	8,000	8,928
Illinois GO	5.000%	1/1/28	5,000	5,436
3 Illinois GO	5.000%	2/1/28	10,305	11,283
Illinois GO	5.000%	4/1/28 (4)	4,515	4,886
Illinois GO	5.250%	7/1/28	7,500	8,237
Illinois GO	5.000%	1/1/29	19,200	20,706
Illinois GO	5.250%	2/1/29	8,750	9,553
Illinois GO	5.000%	3/1/29	23,000	24,118
Illinois GO	5.250%	2/1/30	13,000	14,158
Illinois GO	5.000%	1/1/31	11,000	11,435
Illinois GO	5.250%	2/1/31	9,000	9,772
Illinois GO	5.000%	3/1/31	7,985	8,310
Illinois GO	5.250%	7/1/31	6,000	6,504
Illinois GO	5.000%	9/1/31	6,500	6,694
Illinois GO	4.000%	6/1/33	20,880	19,998
Illinois GO	5.500%	7/1/33 (4)	3,300	3,712
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	6,255
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,000	6,326
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	14,694
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,991
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	12,755
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	10,525
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,484
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,592
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,265
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	10,985
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	17,334
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	26,829
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,815
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	15,231
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,475
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,469
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,760
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	4,086
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,347
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	9,250
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,646
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	7,151
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,000	14,271
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,367
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	1,650	1,925
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,000	8,287
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	10,334
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,906
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,898
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,345
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,461
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,558
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,404
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/16	2,650	2,661
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/16	5,490	5,519
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	7,500	7,538
Kane McHenry Cook & DeKalb County IL Unit School District GO	5.000%	1/1/21	1,715	1,952
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19	5,000	4,813

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20	5,000	4,699
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	5,690	5,105
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	4,080
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,647
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,527
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	11,309
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	35,834
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,092
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	25,385
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	16,395
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	17,717
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	21,081
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	7,401
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	9,400	6,164
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	40,000	22,865
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	115	64
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	72,685	37,636
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	41,400	19,952
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	44,205	23,393
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	25,135	12,696
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24	1,125	1,367
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/25	3,000	3,674
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	2,200	2,717
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/27	1,985	2,424
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/31	1,750	1,890
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32	2,000	2,153
Peoria IL Public Building Community School District Revenue	0.000%	12/1/16 (12)	2,900	2,897
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,138
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,290
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	37,000	42,895
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,743
Southwestern Illinois Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,073
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,929
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,320
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,227
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,516
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	3,842
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	6,702
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29	2,075	2,395
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30	2,000	2,297
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,579
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31	2,420	2,754
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33	2,000	2,258
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34	2,000	2,253
University of Illinois COP	4.000%	8/15/19	10,000	10,709
University of Illinois COP	4.000%	10/1/19	5,115	5,492
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23	1,715	2,004
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24	7,950	9,196
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25	3,405	3,908
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	8,996
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	5,920	3,231
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/30	5,680	2,908
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	5,561
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31	8,150	8,210
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24	7,980	6,718
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25	4,065	3,307
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26	3,645	2,838
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27	2,000	1,500
				3,110,371
Indiana (1.3%)
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/31	5,000	6,047
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/32	8,105	9,748
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33	9,110	10,905
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/34	9,630	11,482
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/36	13,470	15,985
Decatur Township IN Multi-School Buildings Corp. Revenue	5.000%	1/15/17 (Prere.)	5,695	5,744
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,964

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21	145	167
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/17 (ETM)	3,315	3,409
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,364
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,379
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,713
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,845
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/24	10,855	11,738
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,020
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/26	14,425	15,584
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,300
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	29,010	29,097
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	15,110	18,646
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	17,000	21,518
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22	1,295	1,526
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24	2,500	2,969
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25	2,500	2,941
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26	2,500	2,903
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27	2,500	2,889
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/17	1,520	1,588
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,218
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24	5,000	6,177
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,742
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/25	4,100	5,117
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,251
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,208
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,115
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,184
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,541
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	21,773
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	22,538
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/29	3,000	3,420
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	7,802
Indiana Finance Authority Revenue	5.000%	2/1/23	11,000	13,357
Indiana Finance Authority Revenue	5.000%	2/1/24	10,000	12,379
Indiana Finance Authority Revenue	5.000%	2/1/26	2,045	2,599
Indiana Finance Authority Revenue	5.000%	8/1/26	2,100	2,687
Indiana Finance Authority Revenue	5.000%	2/1/27	4,140	5,254
Indiana Finance Authority Revenue	5.000%	2/1/27	7,815	9,918
Indiana Finance Authority Revenue	5.000%	8/1/27	1,705	2,159
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21	1,225	1,405
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	1,000	1,174
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24	2,000	2,309
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	1,000	1,144
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30	3,250	3,602
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/27	3,000	3,747
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/29	5,000	6,117
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	6,000	7,289
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/31	10,130	12,262
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32	9,150	10,679
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28	6,295	7,163
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,235
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,207
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,613
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,834
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,736
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,375
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,863
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,745

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17 (Prere.)	45	45
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	8,955	8,970
Indiana Health Facility Financing Authority Revenue (Parkview Health System Obligated Group)	0.613%	5/1/31 (2)	3,200	2,972
Indiana Municipal Power Agency Revenue	5.625%	1/1/19 (Prere.)	4,640	5,100
Indiana Municipal Power Agency Revenue	5.750%	1/1/19 (Prere.)	2,000	2,204
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,580
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	22,395
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	23,499
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	14,630
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,783
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,177
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,177
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,560	1,836
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,284
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,663
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,239
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,617
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,452
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,021
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,789
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,425	1,527
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,895	2,031
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	2,085	2,235
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,985	2,128
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,248
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,723
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,000	5,419
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	9,667
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	7,857
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	10,930
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,801
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	3,953
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/28	4,065	4,727
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/29	4,370	5,079
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25	4,330	5,157
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26	4,835	5,722
Purdue University Indiana University COP	5.000%	7/1/20	2,000	2,276
Purdue University Indiana University COP	5.000%	7/1/25	4,815	6,062
Purdue University Indiana University COP	5.000%	7/1/26	5,055	6,435
Purdue University Indiana University COP	5.000%	7/1/30	5,995	7,408
Purdue University Indiana University COP	5.000%	7/1/31	5,980	7,346
Purdue University Indiana University COP	5.000%	7/1/34	3,485	4,232
Purdue University Indiana University COP	5.000%	7/1/36	1,655	1,996
Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/19	1,110	1,199
Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/20	2,170	2,399
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/32	1,850	2,263
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/33	2,505	3,049
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/34	1,590	1,928
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/36	1,255	1,513
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,125
				710,277
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,306
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,315
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/19 (Prere.)	5,500	6,134
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,579
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,390	6,565
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	58,100	58,899
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	522
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,429
Iowa Special Obligation Revenue	5.000%	6/1/24	4,000	4,944
Iowa Special Obligation Revenue	5.000%	6/15/24	5,260	6,505
Iowa Special Obligation Revenue	5.000%	6/1/25	4,640	5,798
Iowa Special Obligation Revenue	5.000%	6/15/25	4,690	5,864
Iowa Special Obligation Revenue	5.000%	6/15/26	3,560	4,497
Iowa Special Obligation Revenue	5.000%	6/1/27	5,450	6,807
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	6,740

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	7,067
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,553
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,309
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,390
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	8,573
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	5,883
				165,679
Kansas (0.7%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	405
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,735
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,521
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	1,000	1,220
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,450	1,795
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,000	1,238
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,500	1,857
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/25	1,650	2,062
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/25	2,250	2,812
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/26	2,150	2,719
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/29	1,000	1,118
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20	24,000	27,562
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20	5,000	5,738
Kansas Department of Transportation Highway Revenue	5.000%	9/1/21	10,000	11,812
Kansas Department of Transportation Highway Revenue	5.000%	9/1/22	7,425	8,988
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25	10,000	12,424
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	13,300	16,580
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27	14,000	17,344
Kansas Department of Transportation Highway Revenue	5.000%	9/1/28	11,400	14,019
Kansas Department of Transportation Highway Revenue	5.000%	9/1/29	15,525	18,983
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/30	1,000	1,108
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/31	1,000	1,092
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/34	2,000	2,179
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17 (Prere.)	2,800	2,922
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17 (Prere.)	6,000	6,262
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17 (Prere.)	1,500	1,565
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29	10,435	11,725
4 Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.750%	11/7/16	8,000	8,000
Kansas Development Finance Authority Revenue	5.000%	5/1/20	11,400	12,865
Kansas Development Finance Authority Revenue	5.000%	5/1/23	10,000	12,000
Kansas Development Finance Authority Revenue	5.000%	5/1/25	10,000	12,027
Kansas Development Finance Authority Revenue	5.000%	5/1/26	13,290	15,942
Kansas Development Finance Authority Revenue	5.000%	5/1/27	23,500	28,110
Kansas Development Finance Authority Revenue	5.000%	5/1/28	7,000	8,367
Kansas Development Finance Authority Revenue	5.000%	4/1/29	7,025	8,168
Kansas Development Finance Authority Revenue	5.000%	4/1/32	13,000	14,915
Kansas Development Finance Authority Revenue	5.000%	4/1/33	15,045	17,204
Kansas Development Finance Authority Revenue	5.000%	4/1/34	5,795	6,608
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/19	6,730	7,323
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/20	7,070	7,890
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/20 (Prere.)	6,510	7,346
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25	990	1,108
Lawrence KS Water & Sewage System Revenue	5.000%	11/1/28	3,575	4,387
Leavenworth County KS Unified School District GO	4.500%	3/1/18 (12)	1,030	1,079
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,079
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	657
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,265	1,395
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,165	1,285
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,360	1,510

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,060	1,177
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,214
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,002
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	892
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23	1,500	1,816
				368,151
Kentucky (0.6%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/25	720	845
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/26	570	670
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/27	615	718
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/28	630	731
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,371
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	15,893
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,892
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	4.000%	5/1/32	1,750	1,888
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	4.000%	5/1/35	1,425	1,518
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	4.000%	5/1/36	1,200	1,274
Kentucky Economic Development Finance Authority Health System Revenue
(Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	9,234
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,917
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,580
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,278
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,188
1 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	1.259%	2/1/20	40,000	39,849
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25 (14)	4,500	5,420
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27 (14)	4,425	5,265
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28 (14)	3,500	4,116
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29 (14)	4,000	4,676
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30 (14)	2,370	2,755
Kentucky Property & Building Commission Revenue	5.000%	8/1/17	1,600	1,650
Kentucky Property & Building Commission Revenue	5.000%	10/1/17	1,170	1,215
Kentucky Property & Building Commission Revenue	5.000%	11/1/17	8,570	8,922
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,000	5,406
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,120	5,536
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	5,510	6,026
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	4,425	4,840
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	7,659
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	5,535
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	4,967
Kentucky Property & Building Commission Revenue	5.000%	11/1/20	4,500	4,854
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	35,000	39,608
Kentucky Property & Building Commission Revenue	5.250%	2/1/23 (12)	705	768
Kentucky Property & Building Commission Revenue	5.000%	8/1/23	5,000	5,970
Kentucky Property & Building Commission Revenue	5.250%	2/1/25 (12)	570	620
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/20	1,700	1,530
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/23	1,720	1,381
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	9,890	10,563
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	7,065	7,545
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	7,000	7,476
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22	1,000	1,184
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	1,450	1,766
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29	3,905	4,617
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31	5,210	6,117
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/24	1,000	1,214
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/25	1,250	1,527
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/26	5,370	6,622
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/27	2,000	2,450
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/25	8,900	10,102
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30	14,775	16,420

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31	9,000	9,972
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	2,020
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,110	1,361
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/20	1,180	1,320
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28	4,000	4,603
				320,444
Louisiana (0.8%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,203
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,187
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,182
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,531
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/19 (Prere.)	5,165	5,720
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,254
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/17	1,000	1,017
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18	1,000	1,054
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,096
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,096
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,122
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,397
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,441
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,822
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	24,442
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,775
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,927
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,677
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,275
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.839%	5/1/17	10,000	10,003
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.919%	5/1/18	34,500	34,397
Louisiana GO	5.000%	11/15/17	10,000	10,437
Louisiana GO	5.000%	11/15/17	17,040	17,785
Louisiana GO	5.000%	8/1/25	2,375	2,896
Louisiana GO	5.000%	12/1/26	7,870	9,557
Louisiana GO	5.000%	5/1/29	14,815	17,656
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29	1,525	1,792
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31	3,140	3,653
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33	3,500	4,044
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34	2,550	2,937
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,160
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,384
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,247
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,992
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,175
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,632
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30	15,905	18,221
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/17	5,300	5,409
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	4,918
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/31	7,055	8,242
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/32	8,440	9,817
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/29	4,000	4,520
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/36 (4)	2,200	2,497
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17 (ETM)	415	425
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,105	1,129
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/17 (Prere.)	4,170	4,272
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	482

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	510	624
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	1,046
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,000	1,209
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27	10,995	11,221
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	2,125	2,503
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25	5,445	6,367
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26	5,000	5,813
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27	3,770	4,363
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	3,650	4,197
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,694
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,156
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,172
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	1,967
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,549
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,552
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,301
New Orleans LA GO	5.125%	12/1/17 (Prere.)	10,000	10,475
New Orleans LA GO	5.000%	12/1/23	2,250	2,725
New Orleans LA GO	5.000%	12/1/24	2,500	2,993
New Orleans LA GO	5.000%	12/1/25	2,500	2,973
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,461
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,656
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,700
New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	603
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,100	1,295
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,592
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,089
New Orleans LA Water Revenue	5.000%	12/1/23	655	784
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,197
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,206
New Orleans LA Water Revenue	5.000%	12/1/24	550	663
New Orleans LA Water Revenue	5.000%	12/1/25	500	608
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,208
New Orleans LA Water Revenue	5.000%	12/1/27	865	1,036
New Orleans LA Water Revenue	5.000%	12/1/28	550	651
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,406
New Orleans LA Water Revenue	5.000%	12/1/29	650	765
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,166
New Orleans LA Water Revenue	5.000%	12/1/30	500	586
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,666
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,559
New Orleans LA Water Revenue	5.000%	12/1/33	760	877
New Orleans LA Water Revenue	5.000%	12/1/34	1,430	1,645
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,969
New Orleans LA Water Revenue	5.000%	12/1/35	700	803
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	18,135	19,804
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31	10,000	11,194
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32	12,365	14,052
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33	5,000	5,644
				445,682
Maine (0.1%)
Maine GO	5.000%	6/1/19	5,000	5,516
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,452
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,457
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,699
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,106
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,102
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,109
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,778
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,100
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,885
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,307
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,372
				23,883
Maryland (3.3%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	2,067
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,129
Anne Arundel County MD GO	5.000%	10/1/19	3,110	3,468
Anne Arundel County MD GO	5.000%	10/1/19	8,240	9,188

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anne Arundel County MD GO	5.000%	10/1/19	4,830	5,385
Anne Arundel County MD GO	5.000%	4/1/20	1,855	2,103
Anne Arundel County MD GO	5.000%	4/1/20	830	941
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,556
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,581
Anne Arundel County MD GO	5.000%	10/1/20	6,210	7,150
Anne Arundel County MD GO	5.000%	10/1/20	4,735	5,452
Anne Arundel County MD GO	5.000%	4/1/21	6,395	7,467
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,195
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,325
Anne Arundel County MD GO	5.000%	4/1/21	2,590	3,024
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,682
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,723
Anne Arundel County MD GO	5.000%	10/1/21	6,185	7,323
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,583
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,914
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,831
Anne Arundel County MD GO	5.000%	10/1/24	2,445	3,077
Anne Arundel County MD GO	5.000%	10/1/24	3,850	4,845
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,970
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,857
Anne Arundel County MD GO	5.000%	10/1/25	2,400	3,064
Anne Arundel County MD GO	5.000%	10/1/25	4,605	5,878
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,932
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,840
Anne Arundel County MD GO	5.000%	10/1/26	4,160	5,260
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,905
Baltimore County MD GO	5.000%	8/1/19	3,000	3,330
Baltimore County MD GO	5.000%	2/1/20	1,000	1,128
Baltimore County MD GO	5.000%	8/1/21	5,000	5,884
Baltimore County MD GO	5.000%	8/1/21	6,705	7,890
Baltimore County MD GO	5.000%	8/1/21	2,600	3,060
Baltimore County MD GO	5.000%	2/1/22	3,000	3,576
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	4,050	4,639
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/21	5,800	6,825
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,838
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,449
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,019
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,816
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,204
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,401
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,190
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,741
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,299
Calvert County MD GO	5.000%	7/1/23	3,300	4,068
Howard County MD GO	5.000%	8/15/20	14,125	16,199
Howard County MD GO	5.000%	8/15/21	14,440	17,019
Howard County MD GO	5.000%	2/15/22	13,605	16,255
Howard County MD GO	5.000%	8/15/24	4,500	5,289
Maryland Department of Transportation Revenue	5.000%	2/15/19	34,000	37,145
Maryland Department of Transportation Revenue	5.000%	6/1/19	8,155	9,001
3 Maryland Department of Transportation Revenue	5.000%	11/1/19	19,000	21,248
Maryland Department of Transportation Revenue	5.000%	2/15/20	41,400	46,715
Maryland Department of Transportation Revenue	5.000%	6/1/20	8,850	10,078
3 Maryland Department of Transportation Revenue	4.000%	9/1/20	18,480	20,517
3 Maryland Department of Transportation Revenue	5.000%	11/1/20	11,585	13,352
Maryland Department of Transportation Revenue	5.000%	2/15/21	46,790	54,403
3 Maryland Department of Transportation Revenue	5.000%	11/1/21	12,000	14,219
3 Maryland Department of Transportation Revenue	5.000%	11/1/23	25,000	30,954
Maryland Department of Transportation Revenue	4.000%	12/15/28	17,390	19,705
Maryland Department of Transportation Revenue	4.000%	12/15/29	27,000	30,438
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	6,685
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	5,150	5,212
Maryland GO	5.000%	3/1/17	3,440	3,490
Maryland GO	5.000%	8/1/17	20,000	20,646
Maryland GO	5.000%	3/15/18	20,000	21,144
Maryland GO	4.500%	8/1/18	35,465	37,717
Maryland GO	5.000%	8/1/18	2,175	2,332
Maryland GO	5.000%	8/1/18	3,000	3,216
Maryland GO	5.000%	3/1/19	5,000	5,471

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	3/1/19	10,395	11,374
Maryland GO	5.000%	8/1/19	5,100	5,661
Maryland GO	5.000%	8/1/19	5,000	5,550
Maryland GO	5.000%	8/1/19	5,015	5,567
Maryland GO	5.000%	3/1/20	12,450	14,077
Maryland GO	5.000%	3/1/20	14,640	16,553
Maryland GO	5.000%	3/15/20	16,615	18,810
Maryland GO	4.500%	8/1/20	13,550	15,267
Maryland GO	5.000%	8/1/20	5,145	5,893
Maryland GO	5.000%	8/1/20	15,000	17,182
Maryland GO	5.250%	8/1/20	4,000	4,619
Maryland GO	5.000%	3/1/21	13,965	16,270
Maryland GO	5.000%	3/1/21	7,580	8,831
Maryland GO	5.000%	3/1/21	31,755	36,997
Maryland GO	4.000%	8/1/21	43,490	49,174
Maryland GO	5.000%	8/1/21	16,350	19,265
Maryland GO	5.000%	8/1/21	2,230	2,628
Maryland GO	5.000%	3/1/22	32,550	38,937
Maryland GO	5.000%	3/1/22 (Prere.)	7,150	8,539
Maryland GO	5.000%	8/1/22	29,215	35,327
Maryland GO	5.000%	8/1/22	4,500	5,442
Maryland GO	5.000%	8/1/22	71,720	86,725
Maryland GO	5.000%	3/1/23	37,360	44,535
Maryland GO	4.000%	8/1/23	37,875	44,254
Maryland GO	5.000%	8/1/23	71,995	88,902
Maryland GO	5.000%	8/1/23	14,805	18,282
Maryland GO	5.000%	8/1/24	3,000	3,772
Maryland GO	4.000%	8/1/26	28,000	32,270
Maryland GO	4.000%	6/1/29	68,270	77,622
Maryland GO	4.000%	6/1/30	73,035	82,606
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	936
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	1,073
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.903%	5/15/18	10,000	9,976
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/29	1,000	1,129
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,580	6,465
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,632
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,726
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/34	2,600	2,941
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/17	3,000	3,083
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/18	2,500	2,663
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/19	1,700	1,816
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.500%	7/1/20	1,500	1,576
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/21	2,000	2,134
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.750%	7/1/23	900	944
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.500%	7/1/24 (2)	3,800	4,041
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/28 (2)	9,000	9,534
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	8,864
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/23	12,970	15,780
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/24	12,000	14,877
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25	14,000	17,180
Montgomery County MD GO	5.000%	7/1/17	3,460	3,560
Montgomery County MD GO	5.000%	7/1/19	8,790	9,730
Montgomery County MD GO	5.000%	11/1/20	11,370	13,125
Montgomery County MD GO	5.000%	7/1/21	2,380	2,795
Montgomery County MD GO	5.000%	7/1/21	2,500	2,936
Montgomery County MD GO	5.000%	11/1/22	39,265	47,729
Montgomery County MD GO	5.000%	11/1/23	18,000	22,315
Montgomery County MD GO	5.000%	11/1/26	8,300	10,378
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,175
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,875

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Prince Georges County MD GO	5.000%	9/1/23	10,865	13,416
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,324
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/19	4,995	5,477
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/20	4,415	5,031
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/31	8,185	9,136
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/32	8,515	9,454
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	4.875%	7/1/23	4,720	4,896
				1,771,175
Massachusetts (3.1%)
Boston MA GO	5.000%	8/1/17	5,035	5,199
Boston MA GO	5.000%	4/1/20	6,000	6,802
Boston MA GO	5.000%	2/1/23	4,760	5,651
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/19	15,000	16,613
4 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.730%	11/7/16	40,807	40,807
2 Massachusetts College Building Authority Revenue	5.125%	5/1/19 (Prere.)	1,420	1,565
2 Massachusetts College Building Authority Revenue	5.250%	5/1/19 (Prere.)	2,250	2,486
Massachusetts College Building Authority Revenue	5.000%	5/1/28	1,290	1,454
Massachusetts College Building Authority Revenue	5.000%	5/1/29	2,905	3,411
Massachusetts College Building Authority Revenue	5.000%	5/1/30	4,820	5,633
Massachusetts College Building Authority Revenue	5.000%	5/1/31	6,040	7,041
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,923
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,491
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,202
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,533
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,373
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,364
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,039
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,450
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,562
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,710
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,813
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,241
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,312
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	10,808
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24	1,000	1,192
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25	1,000	1,199
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26	1,000	1,203
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32	3,760	4,285
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34	3,490	3,962
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	6,181
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/36	2,000	2,353
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,354
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30	15,000	16,559
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/19	4,000	4,434
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20	2,500	2,769
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/20	6,500	7,435
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21	3,000	3,533
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/28	7,000	8,905
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/34	10,800	13,292
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/23	1,230	1,370
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/24	1,310	1,465
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/25	2,770	3,114
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32	17,575	19,191
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/23	835	994
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/24	700	844
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/25	800	974
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	10,000	11,947
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	3,042
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	3,888
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	10,205	11,237
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24	20,000	24,895
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	12,017
Massachusetts GO	0.525%	12/1/30 (14)	6,050	5,490
Massachusetts GO	0.525%	12/1/30 (14)	625	567
Massachusetts GO	0.570%	12/1/30 (14)	8,375	7,600
Massachusetts GO	0.525%	12/1/30 (14)	17,550	15,927
Massachusetts GO	2.000%	5/22/17	53,000	53,363
Massachusetts GO	5.000%	6/1/17	1,200	1,230
Massachusetts GO	2.000%	6/26/17	40,000	40,358

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	8/1/17	24,060	24,835
Massachusetts GO	5.500%	11/1/17 (14)	20,100	21,052
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,332
Massachusetts GO	5.500%	11/1/17	10,000	10,474
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,401
Massachusetts GO	5.500%	10/1/18	9,500	10,329
Massachusetts GO	5.000%	3/1/19 (Prere.)	10,000	10,925
Massachusetts GO	5.000%	7/1/19	3,645	4,026
Massachusetts GO	5.000%	5/1/20	8,355	9,479
Massachusetts GO	5.000%	7/1/20	3,920	4,471
Massachusetts GO	5.500%	10/1/20 (14)	11,065	12,922
Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	21,005
Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	31,129
Massachusetts GO	5.000%	7/1/21	10,170	11,919
Massachusetts GO	5.000%	8/1/21 (Prere.)	20,000	23,561
Massachusetts GO	5.250%	8/1/21	20,870	24,748
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,271
Massachusetts GO	5.000%	8/1/22	14,000	16,841
Massachusetts GO	5.000%	7/1/24	9,575	11,899
Massachusetts GO	5.000%	7/1/24	3,705	4,604
Massachusetts GO	5.000%	8/1/24	65,150	81,081
Massachusetts GO	5.000%	7/1/25	5,710	7,178
Massachusetts GO	1.057%	11/1/25	22,000	21,920
Massachusetts GO	5.000%	4/1/26	42,115	53,480
Massachusetts GO	5.000%	7/1/27	41,660	52,491
Massachusetts GO	5.000%	7/1/28	16,000	20,040
Massachusetts GO	5.000%	7/1/29	10,425	12,744
Massachusetts GO	5.000%	7/1/30	12,000	14,553
Massachusetts GO	4.000%	11/1/30	45,000	49,238
Massachusetts GO	5.000%	9/1/31	5,770	6,854
Massachusetts GO	4.000%	9/1/33	23,500	25,760
1 Massachusetts GO PUT	0.930%	8/1/17	49,000	48,979
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,664
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	2,014
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	15,450	16,463
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,380	3,631
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	5,500	5,909
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,500	3,760
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	1,980
2 Massachusetts Health & Educational Facilities Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	5,000	5,419
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,257
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,565
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,142
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,233
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,598
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,871
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,620
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,202
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,789
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,752
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,974
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	2,500	2,940
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	24,010
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25	2,000	2,516
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26	6,745	8,451
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,991
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	11,185
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	39,223
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,907
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	22,404
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,554
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	11,628
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	9,335
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,957
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	5,976
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,767
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	5,580
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (14)	29,860	38,113
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	14,445
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	6,979

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	6,430	7,926
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24	7,665	9,618
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	15,665	16,797
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	23,943
2 Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,350	2,766
2 Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	3,500	4,120
2 Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,000	2,354
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	5,000	5,808
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	5,000	5,808
Massachusetts Water Resources Authority Revenue	5.000%	8/1/33	10,000	12,141
Massachusetts Water Resources Authority Revenue	5.000%	8/1/34	10,000	12,093
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	6,800	8,197
4 Massachusetts Water Resources Authority Revenue TOB VRDO	0.750%	11/7/16 LOC	37,675	37,675
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,000	3,461
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	3,956
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,100	5,866
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	13,262
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	12,569
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	13,226
				1,656,583
Michigan (3.6%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,207
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,415
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,748
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,560
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,153
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,673
Chippewa Valley MI Schools GO	5.000%	5/1/25	700	861
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,176
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,261
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	931
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,444
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,343
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,302
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,681
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,657
Detroit MI GO	5.000%	4/1/17 (ETM)	555	563
Detroit MI GO	5.000%	4/1/17 (12)(ETM)	3,025	3,079
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	3,865	4,401
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	7,000	8,077
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,456
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19 (4)	1,300	1,415
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20 (4)	1,500	1,662
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21 (4)	1,100	1,237
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22 (4)	1,000	1,143
Forest Hills MI Public Schools GO	5.000%	5/1/19	3,350	3,669
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	4,237
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,889
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25	4,800	5,834
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/30	17,025	19,863
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	4,750	5,555
Great Lakes MI Water Authority Sewer Disposal System Revenue	4.000%	12/1/16 (4)	4,750	5,003
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35	34,080	38,840
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	64,000	72,826
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25	10,240	12,464
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	14,000	16,736
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/30	5,400	6,300
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31	9,210	10,678
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33 (4)	13,380	14,093
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.000%	6/1/17 (ETM)	2,420	2,480
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	18,370	20,217
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22	1,000	1,176
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23	1,000	1,194
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25	3,250	3,786
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29	5,325	6,195
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30	1,750	2,032
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31	4,750	5,495
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32	5,000	5,764
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34	1,500	1,714

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35	8,730	9,950
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,216
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,250	1,529
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/32	1,145	1,364
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/33	1,000	1,189
Marysville MI Public Schools District GO	5.000%	5/1/29	2,255	2,721
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,565
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,872
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	13,537
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,243
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,883
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,460
Michigan Building Authority Revenue	5.000%	4/15/25	2,500	3,089
Michigan Building Authority Revenue	5.000%	4/15/25	5,250	6,487
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,797
Michigan Building Authority Revenue	5.000%	4/15/26	6,500	8,036
Michigan Building Authority Revenue	5.000%	4/15/26	1,570	1,955
Michigan Building Authority Revenue	5.000%	4/15/27	1,500	1,863
Michigan Building Authority Revenue	5.000%	4/15/28	8,000	9,690
Michigan Building Authority Revenue	5.000%	10/15/28	2,000	2,450
Michigan Building Authority Revenue	5.000%	4/15/29	26,550	31,907
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	11,471
Michigan Building Authority Revenue	5.000%	4/15/30	15,000	17,899
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,796
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	12,364
Michigan Building Authority Revenue	5.000%	4/15/32	27,185	32,153
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,512
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,692
Michigan Finance Authority Revenue	5.000%	4/1/18	13,000	13,669
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,349
Michigan Finance Authority Revenue	5.000%	4/1/24	4,000	4,736
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,383
Michigan Finance Authority Revenue	5.000%	4/1/25	2,160	2,577
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,924
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,991
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	5,073
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	6,082
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,869
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/24	7,000	8,571
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/25	3,000	3,642
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	6,500	7,704
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/30	11,000	12,909
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/32	13,570	15,749
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (4)	20,000	23,498
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,416
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23 (4)	19,000	22,731
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,212
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (4)	15,000	18,201
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,545
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	1,500	1,785
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	5,000	5,963
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	12,225	14,580
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	1,350	1,591
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,857
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	1,000	1,168
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	7,000	8,238
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	16,500	19,044
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	700	815
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	15,000	17,206
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	1,200	1,390
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	10,000	11,419
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	3,100	3,534
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	1,000	1,152
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	7,500	8,526
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	850	975
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	3,500	3,973
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	20,250	22,931
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	2,000	2,287
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,450	6,165
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	1,000	1,129

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35 (4)	3,500	4,022
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	1,350	1,539
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/24	2,300	2,799
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	4,000	4,923
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/32	3,655	4,257
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/34	7,000	8,061
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/37	12,000	13,676
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/23	1,000	1,196
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/24	1,000	1,214
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/25	1,500	1,833
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/26	1,000	1,212
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/27	800	960
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/28	1,000	1,189
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/29	1,000	1,181
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/30	2,580	3,028
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/31	2,655	3,096
1 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	0.964%	10/15/18	48,255	48,148
1 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	1.114%	10/15/20	25,000	24,892
4 Michigan Finance Authority Revenue (McLaren Health Care Corp.) TOB VRDO	0.580%	11/1/16 LOC	20,000	20,000
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,550
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,351
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,511
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,828
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,806
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23	830	984
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	1,300	1,612
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	425	500
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,190	1,389
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	400	465
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/17	2,000	2,079
3 Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	2.000%	10/1/19	1,800	1,852
3 Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/20	8,360	9,278
3 Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/30	7,500	8,465
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,763
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20 (Prere.)	70	81
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	4,750	5,844
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	3,500	4,309
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	7,930	8,935
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	12,500	14,457
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/33	5,000	5,924
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34	7,870	9,287
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	66,882
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	53,978
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	44,000	48,668
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	8,101
Michigan GAN	5.000%	3/15/23	5,000	5,984
Michigan GAN	5.000%	3/15/26	6,000	7,440
Michigan GAN	5.000%	3/15/27	3,750	4,677
Michigan GO	5.000%	5/1/17	33,880	34,613
Michigan GO	5.250%	9/15/17 (Prere.)	12,805	13,302
Michigan GO	5.250%	9/15/17 (Prere.)	10,810	11,229
Michigan GO	5.000%	12/1/25	7,835	9,895
Michigan GO	5.000%	12/1/26	2,285	2,862
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32	18,470	21,798
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/33	16,910	19,858
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,095
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/19 (Prere.)	5,000	5,624
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/19 (Prere.)	15,775	17,920
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27	2,000	2,297
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28	2,600	2,971
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	1,900	2,011
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,582
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,504
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	3,950	4,166
Michigan Housing Development Authority Revenue	3.500%	6/1/47	13,000	13,761
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,574
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/23	1,250	1,511
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/24	1,500	1,841

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/25	1,250	1,518
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/26	2,000	2,402
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/27	1,700	2,024
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/28	1,250	1,480
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/29	2,500	2,939
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,730
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,492
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,565
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	8,458
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	34,810
Oakland University MI Revenue	5.000%	3/1/24	500	607
Oakland University MI Revenue	5.000%	3/1/25	500	614
Oakland University MI Revenue	5.000%	3/1/26	500	618
Oakland University MI Revenue	5.000%	3/1/27	750	918
Oakland University MI Revenue	5.000%	3/1/28	1,215	1,473
Oakland University MI Revenue	5.000%	3/1/29	1,735	2,086
Oakland University MI Revenue	5.000%	3/1/31	2,225	2,637
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,701
Oakland University MI Revenue	5.000%	3/1/33	1,775	2,083
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,377
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,571
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,354
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,511
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,523
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,755
Rochester MI Community School District GO	5.000%	5/1/19	4,180	4,578
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,368
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,912
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,521
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,584
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,668
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,166
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	8.000%	9/1/18 (Prere.)	13,900	15,699
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.500%	8/1/19 (ETM)	20,000	22,421
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.375%	8/1/19 (Prere.)	25,000	28,648
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22	2,500	2,972
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23	2,000	2,420
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26	2,225	2,658
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,322
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,503
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,040
University of Michigan Revenue	5.000%	4/1/17	30,000	30,548
1 University of Michigan Revenue PUT	1.060%	4/2/18	25,100	24,987
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,819
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,300	2,713
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,870	3,371
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,903
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,961
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	3,038
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,508
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,018
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,342
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,461
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,724
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,425
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,379
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,153
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,823
4 Wayne State University Michigan Revenue TOB VRDO	0.700%	11/7/16	5,000	5,000
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,586
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,611
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,653
				1,902,123

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota (1.6%)
Duluth MN Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,509
Hennepin County MN GO	5.000%	12/1/19	5,050	5,668
Hennepin County MN GO	5.000%	12/1/23	2,600	3,233
Hennepin County MN GO	5.000%	12/1/24	3,055	3,863
Hennepin County MN GO	5.000%	12/1/25	1,295	1,661
Hennepin County MN GO	5.000%	12/1/26	3,635	4,725
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/18	4,500	4,750
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/19	4,200	4,595
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/19	1,500	1,641
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	5,086
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17	1,785	1,861
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,365
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,585	1,763
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,805	2,008
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	2,205	2,452
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	3,925	4,365
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	2,425	2,697
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29	7,000	7,829
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	12,000	15,081
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	4,000	4,777
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	20,500	25,724
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	2,280	2,701
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	2,500	2,940
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	2,500	2,927
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/20	4,485	5,070
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21	5,000	5,823
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/25	7,000	8,863
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/26	7,395	9,483
Minneapolis MN GO	2.000%	12/1/19	8,000	8,232
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18 (ETM)	8,530	9,014
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	17,277
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/22	6,805	8,046
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/23	7,550	9,098
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/24	8,215	9,918
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/25	5,050	6,039
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	7,000	8,349
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/27	10,085	11,996
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/28	10,590	12,589
3 Minnesota 911 Revenue	5.000%	6/1/18	18,000	19,171
3 Minnesota 911 Revenue	5.000%	6/1/19	20,400	22,484
3 Minnesota 911 Revenue	5.000%	6/1/20	21,420	24,360
Minnesota COP	5.000%	6/1/17	7,745	7,773
Minnesota COP	5.000%	6/1/18	7,135	7,161
Minnesota COP	5.000%	6/1/19	8,540	8,571
Minnesota COP	5.000%	6/1/28	3,225	3,883
Minnesota COP	5.000%	6/1/29	3,385	4,050
Minnesota COP	5.000%	6/1/30	3,405	4,052
Minnesota COP	5.000%	6/1/32	3,670	4,328
Minnesota COP	5.000%	6/1/33	3,615	4,247
Minnesota COP	5.000%	6/1/34	4,005	4,690
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,850
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	7,074
Minnesota GO	5.000%	12/1/16	5,145	5,164
Minnesota GO	5.000%	8/1/17	1,000	1,032
Minnesota GO	5.000%	8/1/18	3,895	4,175
Minnesota GO	5.000%	8/1/21	5,445	6,410
Minnesota GO	5.000%	8/1/21	6,000	7,064
Minnesota GO	5.000%	8/1/21	6,500	7,652
Minnesota GO	5.000%	8/1/21	31,000	36,496
Minnesota GO	5.000%	10/1/21 (Prere.)	155	182
Minnesota GO	5.000%	8/1/22	20,500	24,764

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota GO	5.000%	8/1/23	32,540	40,111
Minnesota GO	5.000%	8/1/23	12,000	14,792
Minnesota GO	5.000%	8/1/24	12,355	15,503
Minnesota GO	5.000%	8/1/24	15,500	19,424
Minnesota GO	5.000%	8/1/24	1,350	1,692
Minnesota GO	5.000%	10/1/24	9,845	11,572
Minnesota GO	5.000%	8/1/25	17,005	21,622
Minnesota GO	5.000%	8/1/25	13,500	17,165
Minnesota GO	5.000%	8/1/25	9,590	12,212
Minnesota GO	5.000%	8/1/25	31,390	39,971
Minnesota GO	4.000%	8/1/26	8,015	9,612
Minnesota GO	5.000%	8/1/26	35,060	44,342
Minnesota GO	5.000%	8/1/27	4,000	5,028
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/17	820	831
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/18	455	474
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/19	425	455
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,120
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,605
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,642
Osseo MN Independent School District No. 279 GO	5.000%	2/1/20	7,410	8,336
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/29	7,000	9,042
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31	8,000	10,342
Rochester MN Health Care Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,195
South Washington County MN Independent School District No. 833 GO	5.000%	2/1/25	4,215	5,279
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,182
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/23	2,000	2,418
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/24	1,500	1,842
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/18 (Prere.)	21,700	23,366
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/18 (Prere.)	6,000	6,473
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,084
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,274
University of Minnesota Revenue	5.000%	4/1/20	2,895	3,276
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,656
University of Minnesota Revenue	5.000%	4/1/22	500	546
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,813
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,858
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,158
				837,964
Mississippi (0.3%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,620	4,263
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,776
Jackson MS Public School District GO	5.000%	4/1/24	3,000	3,578
Jackson MS Public School District GO	5.000%	4/1/25	5,285	6,369
Jackson MS Public School District GO	5.000%	4/1/26	5,000	6,084
Jackson MS Public School District GO	5.000%	4/1/27	4,500	5,516
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,500	3,047
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,500	3,047
Mississippi GO	5.500%	12/1/16	3,435	3,449
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	17,671
Mississippi GO	5.000%	12/1/17 (Prere.)	10,000	10,463
Mississippi GO	5.000%	10/1/19	2,330	2,599
Mississippi GO	5.000%	10/1/30	12,035	14,068
Mississippi GO	5.000%	11/1/30	4,000	4,874
Mississippi GO	5.000%	10/1/31	11,735	13,693
Mississippi GO	5.000%	12/1/31	11,250	13,493
Mississippi GO	5.000%	12/1/32	7,000	8,360
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,591
University of Southern Mississippi S.M. Educational Building Corp. Revenue
(Athletics Facilities Improvements Project)	5.000%	3/1/17 (Prere.)	10,000	10,132
				135,073
Missouri (0.9%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue	5.000%	10/1/33	7,500	8,681
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/26	1,000	1,151
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/27	1,850	2,118
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	2,138
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,166

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30	3,000	3,345
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31	6,415	7,109
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,000	5,749
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,352
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	5,000	6,072
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	15,380
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	16,229
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	16,218
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,533
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30	1,190	1,322
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31	1,700	1,877
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,403
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,000	2,129
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,964
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,936
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,301
Missouri Board of Public Buildings Special Obligation Revenue	4.000%	4/1/20	5,160	5,662
Missouri Environmental Improvement & Energy Resources Authority Revenue	1.453%	12/1/22 (14)	6,385	5,978
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/24	2,000	2,471
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/25	2,900	3,637
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/26	4,250	5,352
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/27	2,000	2,510
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26	2,045	2,417
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28	1,000	1,164
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/21	2,845	3,241
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/22	3,490	4,061
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/23	3,690	4,281
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/24	3,320	3,829
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	2,420	2,654
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22	5,270	5,957
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26	3,000	3,630
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27	4,000	4,794
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28	3,500	4,167
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29	4,000	4,732
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30	4,000	4,708
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31	3,000	3,517
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20	3,975	4,559
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25	8,000	9,102
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30	5,000	5,546
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	4.000%	11/15/33	5,450	5,880
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	19,230	20,945
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/33	3,530	3,719
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36	2,615	3,034
3 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/25	850	1,003
3 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/26	750	891
3 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/28	1,000	1,165
3 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/29	1,150	1,328
3 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/30	400	458
3 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/31	1,350	1,535
3 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/32	500	566
3 Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/33	550	622
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	34,838
Missouri Health & Educational Facilities Authority Revenue (Mercy Health) VRDO	0.788%	6/1/31 (2)	1,000	911
Missouri Health & Educational Facilities Authority Revenue (Mercy Health) VRDO	0.783%	6/1/31 (2)	7,800	7,108

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,519
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/19	2,000	2,182
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22	5,000	6,007
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24	15,000	18,739
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24	2,800	3,371
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/26	4,570	5,518
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/27	3,250	3,897
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/28	2,250	2,680
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/29	5,000	5,910
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/30	6,455	7,562
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/31	10,000	11,659
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	12/1/36	10,000	11,691
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	10,500	12,225
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	9,288
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/17 (Prere.)	12,225	12,314
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/17 (Prere.)	15,730	15,844
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/24	3,000	3,648
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/24	2,785	3,410
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/25	1,600	1,969
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/25	2,270	2,782
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/29	3,500	4,164
St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/24	2,500	3,114
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	6,717
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,216
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,232
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,219
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,664
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,396
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,586
				492,668
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	19,834
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,925	3,088
				22,922
Multiple States (0.3%)
4 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.730%	11/3/16 LOC	91,300	91,300
4 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.740%	11/3/16 LOC	84,400	84,400
				175,700
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,637
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	150,000	165,448
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/23	1,910	2,271
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/24	1,400	1,679
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/25	2,005	2,419
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/26	1,160	1,385
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/27	1,760	2,088
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/28	1,250	1,470
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/29	1,895	2,216
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/21	1,000	1,104
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/22	860	944
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/24	1,320	1,513
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/25	1,000	1,139
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/32	5,000	5,557
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	1,010	1,221
Lincoln NE Electric System Revenue	5.000%	9/1/25	1,990	2,381
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26	3,065	3,563
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,125	2,435

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	2,500	2,851
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32	2,800	3,181
Nebraska Public Power District Revenue	5.000%	1/1/18 (Prere.)	8,000	8,388
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,168
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,336
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,453
Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,232
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,325
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,705
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,430
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,448
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,693
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,791
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,733
Omaha NE Public Power District Electric Revenue	5.000%	2/1/25	14,000	17,509
Omaha NE Public Power District Electric Revenue	5.000%	2/1/27	2,375	2,980
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,778
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,967
				276,438
Nevada (1.0%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,649
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,936
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,239
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,505
Clark County NV GO	5.000%	7/1/19	9,000	9,932
Clark County NV GO	5.000%	11/1/20	5,000	5,734
Clark County NV GO	5.000%	7/1/21	6,075	7,092
Clark County NV GO	5.000%	7/1/33	16,290	18,947
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/18	885	945
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19	1,000	1,105
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/20	1,500	1,707
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,278
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	16,524
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	16,360	17,141
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	10,000	10,478
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	15,000	15,716
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	12,445	13,274
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	29,900	31,892
Clark County NV School District GO	5.000%	6/15/20	14,335	14,985
Clark County NV School District GO	5.000%	6/15/21	8,980	9,386
Clark County NV School District GO	5.000%	6/15/22	14,655	15,316
Clark County NV Water Reclamation District GO	5.375%	7/1/18 (Prere.)	2,985	3,207
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	4,209
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,541
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/25	2,080	2,563
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/26	1,440	1,792
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/27	1,815	2,242
Las Vegas NV GO	4.000%	6/1/18	3,110	3,259
Las Vegas NV GO	4.000%	6/1/19	3,235	3,476
Las Vegas NV GO	4.000%	6/1/20	3,360	3,690
Las Vegas NV GO	4.000%	6/1/21	3,500	3,914
Las Vegas NV GO	5.000%	6/1/21	1,400	1,627
Las Vegas NV GO	5.000%	9/1/24	5,690	7,033
Las Vegas NV GO	5.000%	9/1/25	6,070	7,599
Las Vegas NV GO	4.000%	6/1/30	4,610	5,146
Las Vegas NV GO	4.000%	6/1/31	4,795	5,314
Las Vegas NV GO	4.000%	6/1/32	4,990	5,486
Las Vegas Valley Water District Nevada GO	4.000%	6/1/17	2,060	2,099
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,125
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	7,844
Las Vegas Valley Water District Nevada GO	5.000%	6/1/19	5,000	5,504
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,595
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,283
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,000	4,928
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,552
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,000	2,490
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,521
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,193
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,847

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,242
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,256
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	3,968
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	7,045
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,333
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	8,000	8,375
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	4,940
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	7,142
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	5,000	5,228
Nevada GO	5.000%	4/1/22	17,000	20,194
Nevada GO	5.000%	11/1/23	28,500	34,917
Nevada GO	5.000%	4/1/24	17,595	21,663
Nevada GO	5.000%	11/1/25	34,000	42,337
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/19	7,000	7,851
Reno NV Health Facility Revenue (Dignity Health Obligated Group)	5.250%	7/1/31	4,000	4,084
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/18 (Prere.)	1,585	1,700
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/28 (2)	165	175
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/32	4,435	5,352
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	7,750	9,272
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/35	1,750	2,086
				541,020
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,794
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,486
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,236
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,363
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	5.000%	10/1/32	6,000	6,189
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/27	2,500	2,839
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20	10,000	11,105
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31	10,000	11,513
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/18	1,010	1,064
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,101
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,664
3 New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28	1,500	1,713
				49,067
New Jersey (3.3%)
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/25 (4)	4,955	5,985
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/26 (4)	4,685	5,713
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/27 (4)	3,000	3,626
Bergen County NJ GO	5.000%	10/15/21	2,500	2,963
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	12,464
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,495
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,668
Jersey City NJ GO	5.000%	3/1/20	1,610	1,781
Jersey City NJ GO	5.000%	3/1/21	1,200	1,359
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,923
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,156
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,511
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,500	2,827
New Jersey COP	5.000%	6/15/17	4,840	4,956
New Jersey COP	5.250%	6/15/28	4,675	5,044
New Jersey COP	5.250%	6/15/29	1,000	1,076
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	16,500	18,148
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	25,000	27,793
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	4,930	5,513
New Jersey Economic Development Authority Revenue	5.250%	6/15/32	5,000	5,634
New Jersey Economic Development Authority Revenue	5.250%	6/15/33	8,495	9,546
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,453
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,348
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	23,815	23,937
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	14,570	14,637
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	23,958
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	11,726
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	18,907
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,780
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	7,975	9,185

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,436
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	61,588
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,117
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,300
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	22,084
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,635
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,841
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	6,068
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,429
4 New Jersey Economic Development Authority Revenue (School Facilities Construction)
TOB VRDO	0.750%	11/7/16 (12)	3,065	3,065
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,088
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,178
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,000	2,196
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/25	5,000	5,546
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,432
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/25 (4)	3,000	3,679
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,725
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,968
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29	25,170	27,584
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/19	7,280	8,065
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	8,300	9,489
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	6,785	7,982
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27	2,965	3,473
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	6,921
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	6,647
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,304
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	11,867
New Jersey GO	5.000%	8/15/20	30,000	33,694
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/21	8,140	8,981
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,824
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	12,965	14,543
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	12,505	13,980
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	13,835	15,350
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	2,735	3,023
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,458
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17 (ETM)	8,485	8,727
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	390	401
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health)	4.625%	7/1/21 (Prere.)	3,700	4,279
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/19	2,610	2,820
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/20	2,120	2,361
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/22	1,500	1,655
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/18 (Prere.)	2,870	3,122
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/23	9,990	10,695
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/20	3,000	3,389
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21	2,000	2,312
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/22	2,000	2,365
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/26	1,000	1,159

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Palisades Medical Center Obligated Group)	5.000%	7/1/26	5,000	5,747
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/24	2,000	2,428
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/25	1,345	1,652
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/26	1,800	2,233
New Jersey Health Care Facilities Financing Authority Revenue
(St. Barnabas Health Care System)	5.000%	7/1/29	3,350	3,400
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/24	2,415	2,885
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/25	1,535	1,846
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27	2,420	2,857
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,114
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	4,195	4,413
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	9,900	10,194
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17 (ETM)	100	104
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18 (Prere.)	20	21
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,105
3 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	30,000	31,319
3 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	10,000	11,338
3 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	24,475	27,664
3 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	8,530	9,549
3 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	25,600	26,675
3 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	50,610	52,695
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	7,105	7,775
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,025	2,258
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,808
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/24	3,265	3,702
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25	6,000	6,858
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/27	5,000	5,774
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/28	5,025	5,757
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/29	5,000	5,691
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	2,500	2,801
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/34	5,000	5,591
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17	1,250	1,286
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	15,000	15,608
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,530	1,631
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	7,545	8,221
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	5,485
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	25,000	27,642
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,610	1,766
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,540	1,689
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	3,825	4,185
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	9,350	10,381
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	29,395	32,676
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,187
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (14)	30,000	34,163
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	12,100	13,611
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	29,096
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,374
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	14,375	16,341
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	30,900	35,118
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,770	4,283
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	29,000	33,348
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,861
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	25,000	30,557
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	18,240	20,772
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	72,680	51,996
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,000	715
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	48,285	31,364
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28	3,500	3,813
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	17,500	19,631
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32	14,250	15,946
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	21,297
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,860
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	16,268
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	23,626
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,459
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	27,114
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16 (ETM)	2,400	2,400
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16	5,190	5,190
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,549

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,795
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,198
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,241
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,394
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,728
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,145
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31	1,170	1,333
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,134
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,127
Sussex County NJ GO	5.000%	2/15/23	5,485	6,655
Sussex County NJ GO	5.000%	2/15/24	4,356	5,383
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	15,925	16,321
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18	16,975	17,388
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	30,805	31,511
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	50,587	51,294
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	28,410	28,537
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	243,000	64,638
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,242
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,293
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,026
				1,729,103
New Mexico (0.3%)
Albuquerque NM GO	5.000%	7/1/24	4,615	5,737
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	16,000	16,236
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	35,000	35,470
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18	16,440	17,348
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,476
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,677
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,663
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/16	7,260	7,299
New Mexico GO	5.000%	3/1/23	15,925	19,381
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/24	900	1,107
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/25	1,000	1,245
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/26	1,025	1,264
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/27	1,435	1,756
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/29	3,000	3,609
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/30	3,000	3,591
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/31	3,685	4,386
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/32	2,500	2,960
				131,205
New York (15.5%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19	1,185	1,256
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21	2,575	2,800
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22	2,680	2,903
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	6,735	7,773
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,514
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,258
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,620
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	5,180
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,395	1,736
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	4,695	5,843
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,675
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/26	6,775	7,946
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/27	8,560	10,022
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/29	6,315	7,379

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	2,500	2,887
Freeport NY GO	5.000%	1/15/20	2,070	2,314
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/16 (Prere.)	1,265	1,270
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/16 (Prere.)	2,510	2,519
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/16 (Prere.)	70	70
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (Prere.)	390	391
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/19 (Prere.)	20,000	22,260
Long Island NY Power Authority Electric System Revenue	5.500%	5/1/19 (Prere.)	28,235	31,357
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23	5,800	6,219
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	10,000	11,666
1 Long Island NY Power Authority Electric System Revenue PUT	1.019%	11/1/18	18,650	18,672
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/20	3,500	3,955
Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.500%	8/15/23	2,335	2,345
Nassau County NY GO	5.000%	4/1/22	14,850	17,462
Nassau County NY GO	4.000%	10/1/22	8,755	9,580
Nassau County NY GO	5.000%	4/1/23	15,665	18,771
Nassau County NY GO	4.000%	10/1/23	5,245	5,717
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/21	2,605	2,974
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25	1,350	1,607
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,613
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,860
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/25	3,485	4,181
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,442
New York City NY Build NYC Resource Corp. Revenue (The Chapin School Project)	5.000%	11/1/19	4,000	4,462
New York City NY Build NYC Resource Corp. Revenue (The Chapin School Project)	4.000%	11/1/26	4,000	4,735
New York City NY Build NYC Resource Corp. Revenue (The Chapin School Project)	5.000%	11/1/26	3,500	4,463
New York City NY GO	5.000%	2/1/17 (Prere.)	8,425	8,514
New York City NY GO	4.000%	8/1/17	1,000	1,025
New York City NY GO	5.000%	8/1/17	8,950	9,239
New York City NY GO	5.000%	8/1/17 (Prere.)	1,095	1,130
New York City NY GO	5.000%	8/1/17 (Prere.)	115	119
New York City NY GO	5.000%	8/1/17 (Prere.)	1,555	1,604
New York City NY GO	5.000%	8/1/17	7,610	7,855
New York City NY GO	5.000%	10/1/17 (Prere.)	590	613
New York City NY GO	5.000%	8/1/18	5,000	5,352
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,296
New York City NY GO	5.450%	4/1/19 (Prere.)	6,310	6,986
New York City NY GO	5.000%	6/1/19	8,675	9,545
New York City NY GO	5.000%	8/1/19	12,130	12,505
New York City NY GO	5.000%	8/1/19	17,870	19,770
New York City NY GO	5.000%	8/1/19	5,000	5,532
New York City NY GO	5.000%	8/1/19	32,000	35,402
New York City NY GO	5.000%	8/1/19	4,500	4,978
New York City NY GO	5.000%	8/1/19	3,100	3,430
New York City NY GO	5.000%	8/1/20	32,355	35,784
New York City NY GO	5.000%	8/1/20	6,060	6,901
New York City NY GO	5.000%	8/1/20	5,000	5,694
New York City NY GO	5.000%	8/1/20	14,000	15,943
New York City NY GO	5.000%	8/1/20	3,895	4,015
New York City NY GO	5.000%	8/1/20	8,445	8,704
New York City NY GO	5.250%	9/1/20	8,815	9,521
New York City NY GO	5.000%	10/1/20	855	887
New York City NY GO	5.000%	2/1/21	3,875	3,915
New York City NY GO	5.250%	3/1/21	4,255	4,662
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	8/1/21	9,600	9,903
New York City NY GO	5.000%	8/1/21	5,000	5,846
New York City NY GO	5.000%	8/1/21	10,000	11,692
New York City NY GO	5.000%	8/1/21	59,135	65,368
New York City NY GO	5.000%	8/1/21	4,000	4,677
New York City NY GO	5.000%	8/1/21	15,750	17,951
New York City NY GO	5.250%	9/1/21	14,250	15,389
New York City NY GO	5.000%	10/1/21	7,545	8,863
New York City NY GO	5.000%	8/1/22	2,500	2,994

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/22	32,000	35,355
New York City NY GO	5.000%	8/1/22	6,400	7,664
New York City NY GO	5.000%	8/1/22	7,415	8,880
New York City NY GO	5.000%	8/1/22	5,955	6,142
New York City NY GO	5.000%	8/1/22	6,740	8,071
New York City NY GO	5.000%	8/1/22	18,475	21,064
New York City NY GO	5.000%	8/1/22	6,020	6,856
New York City NY GO	5.250%	8/15/22	25,250	27,211
New York City NY GO	5.000%	8/1/23	5,650	6,902
New York City NY GO	5.000%	8/1/23	2,000	2,209
New York City NY GO	5.000%	8/1/23	3,690	4,516
New York City NY GO	5.000%	8/1/23	7,740	9,473
New York City NY GO	5.000%	8/1/23	3,905	4,770
New York City NY GO	5.000%	8/1/23	11,000	13,176
New York City NY GO	5.250%	8/15/23	21,820	23,506
New York City NY GO	5.000%	10/1/23	4,430	5,327
New York City NY GO	5.000%	4/1/24	17,335	20,565
New York City NY GO	5.000%	8/1/24	20,000	24,630
New York City NY GO	5.000%	8/1/24	8,085	9,215
New York City NY GO	5.000%	8/1/24	16,990	21,094
New York City NY GO	5.000%	8/1/24	4,000	4,784
New York City NY GO	5.000%	8/1/24	5,310	6,206
New York City NY GO	5.250%	8/15/24	23,815	25,647
New York City NY GO	5.000%	10/1/24	5,000	5,867
New York City NY GO	5.000%	10/1/24	4,500	5,404
New York City NY GO	5.000%	8/1/25	3,300	3,888
New York City NY GO	5.000%	8/1/25	10,000	12,576
New York City NY GO	5.000%	8/1/25	3,630	4,565
New York City NY GO	5.000%	8/1/25	15,500	19,493
New York City NY GO	5.000%	8/1/25	5,000	5,966
New York City NY GO	5.000%	10/1/25	10,985	13,161
New York City NY GO	5.000%	4/1/26	10,000	11,816
New York City NY GO	5.000%	4/1/26	3,590	3,917
New York City NY GO	5.000%	8/1/26	9,735	11,833
New York City NY GO	5.000%	8/1/26	14,215	17,278
New York City NY GO	5.000%	8/1/26	5,000	5,958
New York City NY GO	5.000%	10/1/26	23,890	28,588
New York City NY GO	5.000%	4/1/27	14,780	17,445
1 New York City NY GO	1.030%	8/1/27	16,500	16,492
New York City NY GO	5.000%	8/1/27	6,585	7,974
New York City NY GO	5.000%	8/1/27	4,705	5,530
New York City NY GO	5.000%	8/1/27	20,000	25,168
New York City NY GO	5.000%	10/1/27	15,000	17,924
New York City NY GO	5.000%	8/1/28	18,500	23,026
New York City NY GO	5.000%	8/1/28	18,000	21,126
New York City NY GO	5.000%	8/1/28	9,300	11,243
New York City NY GO	5.000%	3/1/29	27,590	32,902
New York City NY GO	5.000%	5/15/29	7,900	8,638
New York City NY GO	5.000%	8/1/29	9,715	11,642
New York City NY GO	5.000%	3/1/30	16,230	19,267
New York City NY GO	5.000%	8/1/30	10,655	12,686
New York City NY GO	5.000%	8/1/30	23,000	26,708
New York City NY GO	5.000%	8/1/30	5,380	6,439
New York City NY GO	5.000%	8/1/30	6,845	8,150
New York City NY GO	5.000%	3/1/31	33,315	39,180
New York City NY GO	5.450%	4/1/31	250	275
New York City NY GO	4.000%	8/1/31	30,000	33,459
New York City NY GO	5.000%	10/1/31	34,050	39,713
New York City NY GO	4.000%	8/1/32	5,000	5,536
New York City NY GO	5.000%	8/1/32	1,475	1,713
New York City NY GO	5.000%	8/1/33	5,000	5,869
New York City NY GO	4.000%	8/1/35	15,000	16,326
New York City NY GO VRDO	0.500%	11/1/16	9,930	9,930
New York City NY GO VRDO	0.500%	11/1/16	22,700	22,700
New York City NY GO VRDO	0.500%	11/1/16 LOC	22,500	22,500
New York City NY GO VRDO	0.500%	11/1/16	30,000	30,000
New York City NY GO VRDO	0.520%	11/1/16 LOC	6,400	6,400
New York City NY GO VRDO	0.520%	11/1/16 LOC	4,100	4,100
New York City NY GO VRDO	0.520%	11/1/16	10,300	10,300
New York City NY GO VRDO	0.530%	11/1/16	3,230	3,230

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24	3,500	3,921
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	21,127
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26	12,940	15,414
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28	17,300	20,626
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	22,000	26,147
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,784
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	35,862
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48	9,000	9,198
New York City NY Industrial Development Agency Civic Facility Revenue
(Civil Liberties Union) VRDO	0.520%	11/1/16 LOC	6,990	6,990
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	533
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	40,963
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	30,289
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,094
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	48,509
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	3,080	3,282
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	6,098
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,277
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	28,580
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,150
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	35,058
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	20,295
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,430
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	59,361
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	12,395
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	15,450	15,450
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	15,100	15,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	10,100	10,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	45,855	45,855
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.520%	11/1/16	4,500	4,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.520%	11/1/16	4,650	4,650
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.520%	11/1/16	15,210	15,210
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.530%	11/1/16	5,300	5,300
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/24	15,830	19,961
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28	6,000	7,482
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/17	5,150	5,196
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/17	6,335	6,525
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19	3,875	4,212
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	4,831
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	7,659
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,257
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	14,309
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25	10,085	12,722
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26 (14)	7,620	7,685
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	11,497
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	8,945
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	5,043
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	3,776
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	11,000	13,551
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29	3,550	3,722
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	5,000	6,109
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	10,298
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	5,000	6,073
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	9,000	10,947
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	18,000	20,744
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	6,000	7,015
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,270	6,350
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	5,000	5,994
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,950	4,611
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	10,000	11,936
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	11,867
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	11,890
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	10,000	11,845
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	8,965	9,346
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	12,000	12,510
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	4,580	4,679
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	6,500	7,026
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	15,000	16,214
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	5,000	5,405
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	2,695	2,963

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	3,570	3,992
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	10,999
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	2,835
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	6,000	6,917
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	13,500	15,564
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	30,000	33,571
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,030	18,983
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/22	8,395	9,233
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23	16,740	20,365
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23	14,000	17,218
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	6,934
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	20,000	24,982
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,985	2,479
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	12,220	15,264
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	6,000	7,068
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	15,550	18,317
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,000	1,178
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	14,245	17,433
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	13,770	17,286
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	10,030	12,591
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	4,285	4,944
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,879
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,879
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	6,467
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	11,855
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	12,436
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	3,093
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	10,117
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	9,567
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,683
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,691
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	29,522
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	10,000	11,772
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	5,000	6,137
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	7,000	8,700
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	12,000	14,348
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/30	10,000	11,207
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	9,165
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	22,290
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	8,000	9,754
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	28,608
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	14,911
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	13,750	16,675
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	4,270	5,068
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	19,286
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	20,536
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	12,150	14,725
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	13,700	16,445
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	15,910	19,219
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	11,150	13,295
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	27,325	32,498
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	22,020	26,582
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	13,290	15,835
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	3,000	3,558
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	4,000	4,762
4 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.620%	11/1/16	10,030	10,030
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.500%	11/1/16	52,100	52,100
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.520%	11/1/16	13,800	13,800
New York City NY Trust for Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18	7,600	8,247
New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	4/1/26	9,500	11,276
New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	6,274
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	15,137
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	14,000	16,378
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	19,640	24,837
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17 (Prere.)	10,000	10,436
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17 (Prere.)	2,685	2,802
New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18	1,975	2,133
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	23,500	26,194
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	34,225	39,155

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	19,000	22,251
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	19,186
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	8,385	10,035
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,800	7,091
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	5,000	6,094
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,550	7,898
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,250	2,387
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,525	2,633
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	10,000	12,288
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,505	7,829
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,753
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	10,000	11,689
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,330	1,596
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	31,000	37,229
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	3,000	3,183
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	15,000	17,534
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	2,300	2,750
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	5,355	6,411
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,885	4,121
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,500	1,620
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,850	4,500
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,695	2,020
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/27	22,625	26,243
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	15,000	17,882
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	20,500	25,048
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/28	9,000	10,439
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	13,635	16,229
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/29	20,730	24,045
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	10,260	12,163
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,125	14,148
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,735	15,097
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	24,500	28,386
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	5,500	6,762
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31	8,000	8,883
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	8,500	10,077
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	5,500	6,415
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	7,000	8,328
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	5,480	6,384
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	12,705	14,802
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	13,055	15,218
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,000	5,897
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	19,605	22,788
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	22,263
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.380%	11/1/17	18,000	18,042
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.580%	11/1/19	8,000	8,076
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,212
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,198
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,507
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	12,811
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,508
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,373
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,346
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,315
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	14,568
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,000	18,900
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/32	6,500	7,877
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33	10,900	13,155
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34	11,445	13,757
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35	10,020	11,996
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	59,700	71,529
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	12,610	15,109
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46	4,600	5,013
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,600	5,124
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,629
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17 (Prere.)	5,000	5,218
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	13,245	13,862
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,008
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,993
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,384
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,040	8,938

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York Metropolitan Transportation Authority Revenue PUT	1.053%	11/1/16	12,500	12,500
1 New York Metropolitan Transportation Authority Revenue PUT	1.193%	11/1/17	8,765	8,774
1 New York Metropolitan Transportation Authority Revenue PUT	0.990%	11/15/17	31,200	31,167
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	18,000	20,109
4 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.780%	11/7/16	26,885	26,885
New York Metropolitan Transportation Authority Revenue VRDO	0.490%	11/1/16 LOC	33,505	33,505
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,432
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,272
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/24	2,000	2,328
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/28	3,925	4,427
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,320	2,684
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,125	2,401
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/30	4,330	4,893
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/18 (Prere.)	2,570	2,746
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19	430	459
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/20 (Prere.)	215	245
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	4,785	5,435
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22	5,340	6,044
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25	6,100	6,893
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	19,375	22,961
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/18	4,885	5,210
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/19	4,000	4,411
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/20	6,485	7,361
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/21	3,500	4,076
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	1,070	1,245
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29	1,625	1,896
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30	1,200	1,400
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	11,332
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,770
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,822
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,289
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	13,978
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,757
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,158
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,153
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/17 (Prere.)	5	5
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/18 (Prere.)	2,520	2,705
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/18 (Prere.)	2,865	3,075
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	5,030	5,396
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,195	3,232
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19	135	145
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20 (ETM)	10	11
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	13,280	15,146
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25	215	230
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,927
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17 (Prere.)	8,000	8,228
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17 (Prere.)	3,300	3,394
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17 (Prere.)	4,000	4,114
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/21	1,500	1,692
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/25	3,000	3,736
2 New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/18 (Prere.)	2,000	2,137
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	1,915
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22	3,445	3,803
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/25	5,130	6,496
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/26	4,000	5,127
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35	10,000	12,087
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36	9,000	10,870
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,026
2 New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/17 (Prere.)	2,565	2,606
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18 (Prere.)	33,000	34,881
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18 (Prere.)	34,650	36,625
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18 (Prere.)	5,790	6,120
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	36,270	39,351
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	12,145	13,245
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19	3,075	3,363
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/19	15,000	16,817

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	23
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	37,000	41,558
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/20	8,000	9,213
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,060	13,590
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	36,430	42,076
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,099
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,581
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,601
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	33,415	39,510
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,491
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	8,500	10,274
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	4,695	5,559
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	35,885	44,015
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	8,500	10,577
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	20,000	24,914
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	19,540	23,022
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	30,480	38,065
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	39,000	49,061
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	10,000	12,338
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	20,467
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	3,001
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	10,300	12,395
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	20,000	24,770
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	10,035	12,289
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	15,000	18,604
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	30,650	35,565
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	11,580	14,255
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,875	3,131
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	20,000	21,779
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	28,997
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	10,000	12,073
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	28,974
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	18,905	22,089
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10,000	12,010
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	1,000	1,117
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	36,975
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	20,740	24,953
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	17,240	20,149
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	7,500	8,738
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	1,070	1,244
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,135	11,811
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	36,795	44,102
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	10,000	11,132
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,779
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	3,868
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	11,470
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,472
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	750	878
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	16,355	19,296
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	7,000	7,981
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	500	602
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	19,435	22,811
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,208
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,499
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	7,465
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,799
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,191
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,952
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,188
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,182
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	4,500	5,174
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,839
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	750	881
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	400	467
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	500	584
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	200	231
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	425	493
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	500	578
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18	11,570	12,327
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	7,518

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	19,576
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,362
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,000	3,301
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22	9,200	10,987
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28	10,865	12,770
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	3,000	3,534
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30	1,000	1,179
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/18	4,465	4,716
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	4,800	5,251
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/20	15,275	17,254
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	16,000	18,609
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,505	23,278
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	43,155	51,503
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,650	3,230
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	20,500	25,453
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	44,158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	33,291
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	38,442
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	1.365%	5/1/32 (10)	21,325	19,406
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	1.365%	5/1/32 (10)	3,050	2,776
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	1.365%	5/1/32 (10)	12,025	10,943
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	1.336%	7/1/29 (10)	1,590	1,534
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	1.328%	3/1/27 (2)	1,320	1,274
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	1.335%	12/1/25 (2)	7,900	7,624
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	7,170	7,829
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	15,795	17,247
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	70	76
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	155	169
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/19	4,000	4,425
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	10,000	11,679
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	5,000	6,113
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28	11,460	13,384
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	17,830	20,824
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	26,230	30,521
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	3,670	4,270
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33	12,515	15,284
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	12
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,420
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	4,051
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	7,036
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,901
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	7,167
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	6,181
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,130
New York State GO	4.500%	2/1/17	14,125	14,265
New York State GO	4.500%	2/1/18	24,735	25,890
New York State GO	4.500%	2/1/19	10,670	11,535
New York State GO	5.000%	2/1/30	3,000	3,353
New York State GO	5.000%	2/15/30	20,000	23,154
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17 (4)	2,410	2,455

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17	600	612
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	6,640	7,283
New York State Thruway Authority Revenue	5.000%	5/1/19	12,270	13,466
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	9,369
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,383
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	10,477
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	24,617
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	8,089
New York State Thruway Authority Revenue	5.000%	1/1/34	4,000	4,732
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,536
New York State Thruway Authority Revenue	5.000%	1/1/36	4,000	4,696
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	6,650	6,768
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	5,650	5,751
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/17 (Prere.)	11,395	11,842
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	14,042
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	4,745	5,116
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,100
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,655	6,095
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,342
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	4,937
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	24,932
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,680
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,576
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,200
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	9/15/17 (Prere.)	7,115	7,397
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	9/15/18 (Prere.)	19,395	20,891
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21	5,495	5,921
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29	7,000	7,619
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	25,637
New York State Urban Development Corp. Revenue	5.250%	1/1/17	12,000	12,091
New York State Urban Development Corp. Revenue	5.250%	1/1/18	36,140	37,977
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	8,041
New York State Urban Development Corp. Revenue	4.375%	3/15/22	9,020	9,722
New York State Urban Development Corp. Revenue	5.000%	12/15/22	2,000	2,175
New York State Urban Development Corp. Revenue	5.000%	12/15/23	2,615	2,844
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	8,443
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	4,955	5,193
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	1,775	1,875
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	27,000	28,514
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	21,699
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	4,185	4,577
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	45,697
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	11,260
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	40,603
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	11,805
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	20,508
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	22,151
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	25,472
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,477
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/23	2,225	2,327
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	43,606
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	65,074
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	49,434
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	23,298
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,390
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,568
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,262
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	33,351
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	36,439
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,555
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	19,037
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	33,149
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	36,570
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	30,000	35,960
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35	21,620	25,839
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	8,000	8,384
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	24,275	25,439
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19	3,625	3,936
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	7,411
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	9,156

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	12,745
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	5,746
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25	15,000	16,074
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/17	250	255
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18	280	294
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19	350	379
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,250	1,543
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	21,761
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	27,175	33,156
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	1,000	1,196
Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	7,000	8,390
4 Port Authority of New York & New Jersey Revenue TOB VRDO	0.670%	11/7/16	1,220	1,220
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28	25,000	25,742
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	10,697
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.595%	12/1/29 (2)	4,375	3,927
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	1,645	1,651
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	5,000	5,118
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16	2,000	2,003
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	5/15/18 (Prere.)	4,550	4,841
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	11,000	13,597
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/24	15,000	18,838
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25	24,975	26,947
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26	15,000	17,617
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28	15,000	17,576
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	7,415	8,010
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	14,900	18,171
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	8,350	10,143
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	2,045	2,449
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	3,460	4,144
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	6,065	7,339
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	8,215	9,823
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	7,901
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29	33,000	40,229
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	5,140	6,208
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	20,825	25,408
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	24,860	30,336
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	15,000	18,232
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	38,500	46,516
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	50,905	61,365
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	30,000	36,083
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	282
Westchester County NY GO	5.000%	7/1/21	11,740	13,799
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	394
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20 (Prere.)	870	1,035
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	1,935	2,164
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	130	148
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	2,988
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,719
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,384
				8,185,072
North Carolina (1.3%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/19	2,515	2,769
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/20	5,280	5,991
Cabarrus County NC Installment Financing Contract Revenue	4.000%	4/1/18	650	678
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/19	500	547
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/20	1,810	2,045
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/21	1,310	1,521
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/18	2,400	2,572
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20	3,350	3,828
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/25	2,500	3,155
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	4.000%	8/1/26	2,765	3,290
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/28	1,800	2,261
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/29	1,750	2,181
Charlotte NC GO	5.000%	8/1/18	4,270	4,578
Charlotte NC GO	5.000%	12/1/19	7,780	8,727
Charlotte NC GO	5.000%	7/1/22	3,280	3,948
Charlotte NC GO	5.000%	7/1/23	3,355	4,020

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33	3,210	3,782
Durham County NC GO	5.000%	10/1/22	5,020	6,086
Durham County NC GO	5.000%	10/1/23	5,105	6,314
Durham County NC GO	5.000%	10/1/27	8,160	10,460
Durham County NC GO	5.000%	10/1/28	1,945	2,466
Greensboro NC GO	5.000%	2/1/23	2,420	2,951
Guilford County NC GO	5.000%	2/1/21	5,000	5,812
Guilford County NC GO	5.000%	3/1/22	3,220	3,848
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,711
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,695
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,308
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,090
Mecklenburg County NC GO	5.000%	2/1/17	3,635	3,675
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,015
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	4,058
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,302
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27 (4)	9,900	10,904
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,640
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	11,355
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	17,027
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	17,442
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	15,722
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	34,208
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	32,071
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (Prere.)	22,510	24,409
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,291
North Carolina GAN	5.000%	3/1/21	2,060	2,374
North Carolina GAN	5.000%	3/1/24	13,000	15,894
North Carolina GAN	5.000%	3/1/25	19,100	23,572
North Carolina GAN	5.000%	3/1/27	5,955	7,203
North Carolina GAN	5.000%	3/1/29	15,000	17,884
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,263
North Carolina GO	5.000%	3/1/17 (Prere.)	700	710
North Carolina GO	5.000%	3/1/17 (Prere.)	9,300	9,432
North Carolina GO	5.000%	3/1/17	1,925	1,953
North Carolina GO	5.000%	5/1/18	11,900	12,641
North Carolina GO	5.000%	6/1/19	14,515	16,021
North Carolina GO	5.000%	6/1/19	5,000	5,519
North Carolina GO	4.000%	5/1/23	39,470	45,844
North Carolina GO	5.000%	6/1/24	9,260	11,608
North Carolina GO	5.000%	6/1/25	9,640	12,272
North Carolina GO	5.000%	6/1/26	9,875	12,742
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/17 (Prere.)	10,000	10,105
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/18 (4)	9,675	9,777
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/21	8,610	9,892
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/22	9,155	10,690
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/30	2,435	2,704
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,250	1,501
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,000	2,384
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,273
3 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/28	1,050	1,263
3 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/29	1,000	1,195
3 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/31	1,000	1,181
3 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/32	1,800	2,113
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,550
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	5,629
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,000	5,623
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/23	1,825	2,108
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/25	1,035	1,180
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (ETM)	5,000	5,257
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	3,085	3,242
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	2,000	2,102
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	3,205	3,475
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,396
North Carolina Revenue	5.000%	11/1/19	5,000	5,585

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25	2,655	3,242
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,590	1,785
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,720	1,931
3 Wake County NC GO	5.000%	3/1/18	3,455	3,647
3 Wake County NC GO	5.000%	3/1/19	4,500	4,924
Wake County NC GO	5.000%	2/1/20	7,500	8,458
3 Wake County NC GO	5.000%	3/1/20	9,340	10,561
Wake County NC GO	5.000%	3/1/21	5,125	5,971
3 Wake County NC GO	5.000%	3/1/22	18,150	21,712
3 Wake County NC GO	5.000%	3/1/23	18,730	22,896
Wake County NC Limited Obligation Revenue	5.000%	6/1/19 (Prere.)	3,000	3,306
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,380	7,357
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,835
				693,535
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,756
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,170
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,522
				4,448
Ohio (2.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/32	7,500	8,419
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27	5,830	6,896
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	15,127
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	34,035
4 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.720%	11/7/16	5,160	5,160
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17 (ETM)	3,885	3,933
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17	2,885	2,920
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,500	1,584
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	16,520	17,451
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	12,714
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	11,106
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,086
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,795
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/29	6,120	7,199
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,520
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,456
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18	16,000	16,876
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,050	14,271
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,310	11,570
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/30	1,825	1,995
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/31	1,565	1,699
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/32	1,850	1,997
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	2,100	2,218
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,448
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,607
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,118
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,340
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,801
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,613
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,189
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,510	1,784
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,288
Cleveland OH GO	5.000%	12/1/18	1,000	1,082
Cleveland OH GO	5.000%	12/1/19	1,780	1,988
Cleveland OH Income Tax Revenue	5.000%	10/1/28	5,005	6,039
Cleveland OH Income Tax Revenue	5.000%	10/1/29	4,800	5,760
Cleveland OH Income Tax Revenue	5.000%	10/1/30	10,020	11,953
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,979
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,187
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,780	3,786
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	2,365	2,369
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,900	3,907
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	7,300	7,312
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,875	3,881
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	2,135	2,143
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	3,555	3,568
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	6,765	6,789
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	3,630	3,643

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	3,570	3,583
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,825
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,928
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,622
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29	5,000	5,721
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30	5,225	6,015
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31	8,640	9,947
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32	9,060	10,369
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/31	3,175	3,667
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/32	3,340	3,841
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,033
Columbus OH City School District GO	0.000%	12/1/27 (4)	14,060	10,555
Columbus OH City School District GO	0.000%	12/1/29 (4)	11,170	7,778
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,021
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,143
Columbus OH GO	5.000%	2/15/21	7,190	8,360
Columbus OH GO	5.000%	2/15/22	3,000	3,572
Columbus OH GO	5.000%	7/1/24	5,655	7,076
Columbus OH GO	5.000%	8/15/24	10,295	12,910
Columbus OH GO	5.000%	7/1/25	15,095	19,142
Columbus OH GO	5.000%	7/1/26	19,795	25,433
3 Columbus OH GO	5.000%	2/15/28	7,435	9,474
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,530
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	14,928
Columbus OH Sewer Revenue	5.000%	6/1/30	10,250	12,618
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	4,153
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	8,022
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	8,328
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,796
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,374
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,848
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,435
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,492
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	2,500	2,811
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	3,470	3,902
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	6,610	7,432
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,817
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,598
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	11,000	12,171
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20	6,000	6,875
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	7,000	8,510
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/29	5,000	6,037
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	8,640	10,415
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31	10,000	11,997
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32	10,000	11,940
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/33	10,000	11,892
4 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	0.750%	11/7/16	4,500	4,500
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/25	1,125	1,305
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/26	700	811
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/31	1,500	1,674
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	7,978
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	22,458
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	18,580
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,250	3,974
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,300	4,085
Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,000	3,736
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26	3,000	3,761
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,500	1,657
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	991
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	168
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,121
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,121
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,146
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	2,004
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,566
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,240
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,406
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,664

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/29	1,745	2,042
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,712
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,712
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,682
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,682
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,737
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,111
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31	2,000	2,308
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	4/1/19 (Prere.)	1,975	2,164
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	5,568
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/17	5,565	5,671
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30	1,475	1,688
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23	2,075	2,496
Ohio Common Schools GO	5.000%	9/15/19	9,655	10,739
Ohio Common Schools GO	5.000%	6/15/20	7,730	8,810
Ohio GO	5.000%	9/15/19	9,025	10,052
Ohio GO	5.000%	4/1/21	4,440	5,142
Ohio GO	5.000%	9/15/24	12,500	15,609
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29	4,500	5,210
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.470%	11/1/16	4,635	4,635
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	980	1,022
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,880	1,960
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26	3,020	3,141
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	26,725
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	2,500	2,509
Ohio Highway Capital Improvements GO	5.000%	5/1/19	5,000	5,504
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	12,076
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	10,084
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	12,636
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	1,130	1,175
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/18 (Prere.)	4,000	4,299
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,235	6,307
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	3,250	3,869
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	4,000	4,901
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/24	4,000	4,958
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/27	3,150	3,829
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/28	3,310	4,000
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/29	3,475	4,163
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	250	271
Ohio State University General Receipts Revenue	5.000%	12/1/19 (Prere.)	215	241
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,535	3,950
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,250	2,438
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	10,271
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	1,966
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,371
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,584
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,989
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/18 (Prere.)	3,585	3,819
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,529
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,496
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/18	3,000	3,255
4 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.730%	11/7/16	5,870	5,870
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,139
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,027
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,615
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,741
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,901
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/17 (ETM)	3,350	3,391
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18 (ETM)	3,520	3,708
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,195	3,365
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,680	3,876
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/18 (Prere.)	17,000	18,014
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	8,926
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,714
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,783
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,224
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,222

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,776
University of Akron Ohio General Receipts Revenue	5.000%	1/1/31	2,175	2,527
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	2,455	2,930
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29	6,385	7,493
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30	1,000	1,165
				1,159,998
Oklahoma (0.3%)
3 Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20	4,000	4,527
3 Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28	7,500	9,256
Norman OK Regional Hospital Authority Revenue	0.719%	9/1/22 (14)	10,350	9,664
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/17	1,055	1,062
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/18	755	781
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/19	795	842
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20	835	902
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	880	967
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	925	1,030
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	970	1,089
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24	1,020	1,151
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24	5,000	5,939
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25	3,500	4,159
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25	1,075	1,212
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26	3,555	4,233
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26	1,130	1,274
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27	1,185	1,334
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27	2,100	2,481
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	2,000	2,342
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/29	1,310	1,452
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30	1,380	1,521
3 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31	1,450	1,589
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23	2,500	3,035
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24	1,500	1,848
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25	3,000	3,675
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	2,500	3,055
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27	3,000	3,634
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28	2,000	2,413
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29	2,500	2,997
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30	2,500	2,982
Oklahoma City OK GO	5.000%	3/1/17	7,335	7,442
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23	1,500	1,841
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31	4,255	5,086
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	5,000	5,963
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/18 (Prere.)	12,100	12,979
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/25	2,000	2,485
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/26	1,000	1,233
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/27	1,750	2,141
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/28	1,750	2,124
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/29	1,750	2,111
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,106
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/29	350	421
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32	3,770	4,447
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	6,055	7,113
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	1,500	1,764
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,051
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,331
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/24	3,500	4,274
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,627
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,192
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,559
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,295
University of Oklahoma Revenue	5.000%	7/1/32	670	769
				168,800

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon (0.8%)
Eugene OR Electric Utility System Revenue	5.000%	8/1/25	1,440	1,817
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/30	550	642
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,853
Multnomah County OR School District GO	5.000%	6/15/19	18,000	19,870
Multnomah County OR School District GO	5.000%	6/15/20	21,515	24,506
Multnomah County OR School District GO	5.000%	6/15/21	36,255	42,454
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,130	3,436
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	1,750	1,921
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	2,220	2,437
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,520	3,864
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,231
Oregon Department of Administrative Services COP	5.000%	11/1/19 (Prere.)	4,310	4,818
Oregon Department of Administrative Services COP	5.000%	11/1/20	5,350	5,969
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/17 (Prere.)	5,675	5,776
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	3,500	4,269
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	2,110	2,574
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	1,430	1,744
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	6,355	7,751
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24	7,000	8,695
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	5,440	6,837
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	2,130	2,610
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	8,015	9,819
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	8,000	9,788
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	11,010	12,961
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	6,200	7,170
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	5,560	6,512
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	5,545	6,484
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24	3,000	3,773
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27	2,000	2,482
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28	5,500	6,771
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29	9,500	11,635
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	2,500	3,052
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	7,610	8,643
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,500	8,755
3 Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/32	4,000	4,697
3 Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,675
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22	1,000	1,204
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,250	1,534
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26	1,810	2,190
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	2,000	2,407
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28	2,500	2,986
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29	1,420	1,688
3 Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,221
3 Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,644
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/27	595	718
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/29	750	889
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/30	700	824
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/31	700	819
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/32	1,000	1,165
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/33	1,100	1,278
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/34	1,280	1,484
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/35	1,200	1,387
Oregon GO	5.000%	5/1/18	1,500	1,593
Oregon GO	5.000%	11/1/18	3,750	4,057
Oregon GO	5.000%	5/1/19	2,770	3,049
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,834
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,822
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	6,035
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	6,642
Oregon GO	5.000%	5/1/21 (Prere.)	3,370	3,937
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,741
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,874
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	3,219
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,377
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	2,056
Oregon GO	5.000%	5/1/31	2,915	3,473
Oregon GO	5.000%	5/1/32	2,060	2,449
Oregon GO	5.000%	11/1/32	1,440	1,731
Oregon GO (Oregon University System Projects)	5.250%	8/1/28	1,650	1,950

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon GO (Oregon University System Projects)	5.250%	8/1/28	2,585	3,055
Oregon GO (Oregon University System Projects)	5.250%	8/1/29	2,725	3,179
Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,050	2,407
Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,865	3,364
Oregon GO (Oregon University System Projects)	5.250%	8/1/31	3,015	3,532
Port of Portland OR International Airport Revenue	5.000%	7/1/29	1,650	2,011
Port of Portland OR International Airport Revenue	5.000%	7/1/30	1,000	1,209
Port of Portland OR International Airport Revenue	5.000%	7/1/32	1,065	1,271
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,000	3,543
Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	49,208
				418,347
Pennsylvania (4.8%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	15,000	16,767
Allegheny County PA GO	5.000%	11/1/25	7,445	9,253
Allegheny County PA GO	5.000%	11/1/26	3,075	3,851
Allegheny County PA GO	5.000%	11/1/29	12,000	14,673
Allegheny County PA GO VRDO	0.630%	11/7/16 LOC	8,100	8,100
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	1,290	1,523
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	2,720	3,211
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	1.227%	2/1/21	14,115	14,099
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	19,967
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,400	4,132
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/24	2,500	3,078
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/34 (4)	2,000	2,167
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,161
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,802
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26	2,000	2,228
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,549
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,105
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,267
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,435
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	15,224
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/19 (15)	2,000	2,188
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,132
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,226
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,506
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	710
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,866
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,436
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	875	1,025
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32	7,000	7,930
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17 (ETM)	2,135	2,151
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17	240	242
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18 (ETM)	2,460	2,593
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18	275	289
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/19 (Prere.)	3,075	3,386
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/19 (Prere.)	3,770	4,171
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	340	371
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	420	460
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19 (Prere.)	7,060	7,955
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29	7,740	8,676
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	2,070	2,081
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	3,790	3,809
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	6,000	6,030
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	4,175	4,196
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	3,985	4,005
Delaware County PA GO	5.000%	10/1/17	2,250	2,338
Delaware County PA GO	5.000%	10/1/18	2,360	2,545
Delaware County PA GO	5.000%	10/1/21	1,645	1,938
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23	4,850	5,527
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/26	6,540	8,125
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28	1,420	1,730
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29	1,385	1,677

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33	3,000	3,553
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34	3,000	3,539
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	5,750	6,646
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/21	1,000	1,159
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/22	1,000	1,183
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/24	525	636
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/25	1,085	1,322
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/26	600	735
Middletown PA School District GO	5.000%	3/1/31	3,030	3,446
Middletown PA School District GO	5.000%	3/1/32	3,375	3,824
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29	6,995	8,015
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	7,000	8,126
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,765	6,261
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/27	6,000	6,895
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	8,500	9,577
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/23	8,000	9,136
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/24	4,365	5,039
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/25	3,800	4,384
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/26	3,250	3,772
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/27	3,000	3,445
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,350
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/31	8,350	9,352
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/32	9,055	10,108
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	4,000	4,031
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,275
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,802
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.625%	7/1/30	3,750	4,206
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.750%	7/1/35	6,925	7,735
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/18 (Prere.)	1,000	1,072
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.125%	8/15/18 (Prere.)	1,000	1,074
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	1,000	1,076
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	1,500	1,614
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	3,000	3,229
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/24	2,815	3,388
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/25	2,025	2,453
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/26	2,270	2,764
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/27	2,835	3,430
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/29	5,205	6,159
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/30	7,720	9,071
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/31	8,130	9,508
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/36	6,790	7,828

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	2,795	3,143
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	19,216
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,494
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,638
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,649
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,000	3,620
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,637
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	7,063
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	15,086
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,952
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,538
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,401
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	4.000%	1/1/17	1,000	1,006
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	1,950	2,083
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19	4,700	5,192
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	20,000	22,119
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21	10,000	10,853
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	10,945	11,058
Pennsylvania GO	5.000%	5/1/19	15,000	16,388
Pennsylvania GO	5.000%	7/1/19	14,925	16,392
Pennsylvania GO	5.000%	6/1/21	20,000	23,075
Pennsylvania GO	5.000%	7/1/21	32,365	37,420
Pennsylvania GO	5.375%	7/1/21	4,950	5,806
Pennsylvania GO	5.000%	6/1/22	19,450	22,879
Pennsylvania GO	4.000%	7/1/23	13,000	14,594
Pennsylvania GO	5.000%	11/15/23	4,705	5,485
Pennsylvania GO	5.000%	8/15/24	44,000	53,543
Pennsylvania GO	5.000%	3/15/25	7,000	8,541
Pennsylvania GO	5.000%	4/1/25	7,500	8,893
Pennsylvania GO	5.000%	9/15/26	34,500	42,809
Pennsylvania GO	5.000%	9/15/27	25,375	31,087
Pennsylvania GO	5.000%	3/15/28	21,000	25,087
Pennsylvania GO	4.000%	10/15/28	11,550	12,742
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	18,768
Pennsylvania GO	4.000%	6/15/30	24,400	26,432
Pennsylvania GO	4.000%	8/15/30 (4)	19,000	20,796
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	2,560	2,914
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/21	1,830	2,074
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32	8,500	9,147
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33	10,000	10,709
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.480%	11/1/16 LOC	2,805	2,805
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,987
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,641
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,482
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,670
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,931
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,945
4 Pennsylvania Higher Educational Facilities Authority Revenue
(Presbyterian Medical Center) TOB VRDO	0.660%	11/7/16	7,200	7,200
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,427
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,334
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,304
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,579
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,431
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	3,500	4,011
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,258
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27	700	817
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28	1,650	1,919
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30	500	577
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32	1,000	1,145
2 Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,798
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/23	8,220	10,102
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/24	7,000	8,729

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/25	5,000	6,313
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/26	4,625	5,801
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/26	9,550	11,979
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/24	6,310	7,772
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/25	5,500	6,850
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/31	500	550
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/33	5,805	6,670
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,113
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,204
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,711
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	18,870
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	13,111
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	3,430	3,442
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	10,600	10,638
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	11,130	11,170
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	11,585	11,626
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	6,080	6,102
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	6,620	6,644
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/26 (4)	6,640	6,664
Pennsylvania State University Revenue	5.000%	9/1/21	620	728
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,644
Pennsylvania State University Revenue	5.000%	9/1/26	1,250	1,588
Pennsylvania State University Revenue	5.000%	9/1/26	3,000	3,812
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,579
Pennsylvania State University Revenue	5.000%	9/1/28	5,000	6,223
Pennsylvania State University Revenue	5.000%	9/1/29	5,000	6,179
Pennsylvania State University Revenue	5.000%	9/1/29	1,150	1,421
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	2,024
Pennsylvania State University Revenue	5.000%	9/1/30	1,750	2,146
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,812
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,618
Pennsylvania State University Revenue	4.000%	9/1/36	1,730	1,895
Pennsylvania State University Revenue	5.000%	9/1/36	1,325	1,584
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23	1,770	2,116
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/24	1,825	2,174
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25	2,190	2,592
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26	2,165	2,550
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,173
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/23	2,895	3,504
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/26	1,460	1,809
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/27	1,600	1,959
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	2,500	2,663
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	12,345	13,199
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,520	4,983
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	9,020	9,939
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	40,980	45,155
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	8,585	9,464
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,535	3,897
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	4,715	5,228
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,280	8,158
1 Pennsylvania Turnpike Commission Revenue	1.900%	12/1/20	22,700	22,929
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	1,710	1,990
1 Pennsylvania Turnpike Commission Revenue	1.610%	12/1/21	37,500	37,370
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,930	7,701
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,588
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	33,517
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (4)	8,395	10,082
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	14,431
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,630	45,595
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,250	1,406
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	11,918
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	42,833
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,000	42,565
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,792

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	1,500	1,687
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	6,331
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,335	1,502
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	6,108
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,829
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,205
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,121
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,525
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,558
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	9,009
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,397
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,000	5,850
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,770
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	6,890	8,012
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	30,281
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,495
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	1,500	1,675
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,065
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,471
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	16,836
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	36,870
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,841
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	11,436
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,906
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,683
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	27,074
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	3,004
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,000	4,557
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	25,620
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	30,410	34,813
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,530
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	20,000	22,738
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,523
4 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.750%	11/7/16 (12)	3,245	3,245
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,218
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/26	5,000	5,967
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,908
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/25	7,820	9,629
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/26	12,860	15,668
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	6,750	8,155
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/28	3,500	4,194
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,973
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,780
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/35	7,135	8,270
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	4,065	4,224
Philadelphia PA Gas Works Revenue	5.000%	10/1/21	7,170	8,285
Philadelphia PA Gas Works Revenue	5.000%	10/1/23	5,550	6,642
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,757
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	1,800	2,181
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	2,500	3,058
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	3,275	3,930
Philadelphia PA GO	5.000%	8/1/23	7,310	8,704
Philadelphia PA GO	5.000%	8/1/26	9,000	10,872
Philadelphia PA GO	5.000%	8/1/29	5,000	5,866
Philadelphia PA Hospitals & Higher Education Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/20 (Prere.)	24,000	27,416
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	6.250%	7/1/23	9,100	9,336
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	4,275	4,340
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	6,040	6,126
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,852
Philadelphia PA School District GO	5.000%	9/1/21	5,000	5,505
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,324
3 Philadelphia PA School District GO	5.000%	9/1/25 (15)	34,410	40,566
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,618
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,322
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	1,300	1,474
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,372

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,763
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,428
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,623
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,626
3 Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/26	6,000	7,437
3 Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/27	3,810	4,706
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,380	6,808
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	11,000	11,713
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.750%	11/7/16 (4)	22,945	22,945
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,194
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	18,530
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	12,835	13,611
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	6,100	6,779
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	5,000	5,529
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,440	2,769
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	17,288
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	2,465	2,760
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/24 (15)	2,635	3,202
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/25 (15)	2,880	3,505
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/26 (15)	3,445	4,149
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/27 (15)	3,130	3,736
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/24	3,290	3,929
3 State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/24	21,000	24,279
3 State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/25 (4)	9,505	11,135
3 State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/26 (4)	31,500	37,116
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24	1,255	1,547
Unionville-Chadds Ford PA School District GO	5.000%	6/1/25	1,750	2,182
Unionville-Chadds Ford PA School District GO	5.000%	6/1/26	1,000	1,263
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue	5.000%	9/15/17	3,990	4,136
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.000%	9/15/19	2,650	2,906
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.500%	9/15/23	9,000	9,941
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/27	12,500	13,958
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,650
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/29	11,250	12,539
Upper Merion PA Area School District GO	4.000%	1/15/26	1,000	1,155
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,328
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	1,330	1,473
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,966
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/32	15,000	17,297
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21	1,015	1,145
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22	1,160	1,305
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23	1,350	1,515
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24	1,420	1,589
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25	1,465	1,640
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30	6,185	6,925
				2,551,427
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,562
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,416
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,598
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,487
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	11,057
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21 (13)(3)	5,300	6,023
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	286
				76,429

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,570
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,233
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	500	595
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	755
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,810
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	573
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	20,000	22,185
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	25,000	27,731
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/26	1,260	1,559
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/27	2,000	2,444
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.500%	9/1/23 (Prere.)	6,000	7,493
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	6.000%	9/1/23 (Prere.)	5,500	7,045
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/25	5,000	5,545
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/26	5,000	5,558
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/31	3,000	3,249
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/24	2,350	2,789
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	2,880	3,040
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/18 (Prere.)	3,210	3,394
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/18 (Prere.)	3,500	3,707
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	6,015	6,038
				121,313
South Carolina (1.1%)
Aiken County SC Consolidated School District	5.000%	3/1/24	7,980	9,880
Beaufort County SC School District GO	5.000%	3/1/18	3,800	4,011
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,767
Berkeley County SC School District Revenue	5.000%	3/1/18	3,670	3,871
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,675
Charleston County SC GO	5.000%	11/1/21	2,765	3,282
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	3,105	3,116
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27	10,000	12,086
Charleston SC Waterworks & Sewer Capital Improvement Revenue	5.000%	1/1/20	3,075	3,458
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25	8,805	9,894
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26	9,760	10,890
Florence County SC School District GO	5.000%	3/1/18	2,730	2,879
Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17	5,315	5,398
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	2,805
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	36,765
Greenville County SC School District Installment Revenue	5.000%	12/1/26	28,255	28,355
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/24	1,000	1,204
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/25	1,080	1,311
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,095
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/35	3,000	3,487
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/36	5,040	5,841
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/37	11,305	13,081
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,191
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,458
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,162
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,888
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,155
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26	4,000	4,854
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29	3,390	4,035
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30	5,210	6,179
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	14,100	15,736
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	8,987
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,705
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,593
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,055
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,021

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,000	2,421
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,203
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,080
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,672
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,658
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,145
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/23	2,000	2,428
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/24	2,300	2,824
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/26	2,000	2,418
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/27	2,500	3,005
South Carolina GO	5.000%	4/1/18	2,400	2,542
South Carolina GO	5.000%	4/1/19	7,825	8,587
South Carolina GO	5.000%	4/1/19	2,495	2,738
South Carolina GO	5.000%	8/1/19	10,465	11,617
South Carolina GO	5.000%	10/1/19	4,530	5,056
South Carolina GO	5.000%	4/1/25	2,150	2,724
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/20	4,410	5,014
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/21	2,380	2,784
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/22	4,860	5,831
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18	2,000	2,096
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,672
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,578
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,332
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	13,575
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,302
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	9,021
South Carolina Public Service Authority Revenue	5.000%	12/1/16	7,225	7,251
South Carolina Public Service Authority Revenue	5.000%	12/1/23	10,000	12,160
South Carolina Public Service Authority Revenue	5.000%	12/1/24	13,900	17,104
South Carolina Public Service Authority Revenue	5.000%	12/1/25	5,615	6,907
South Carolina Public Service Authority Revenue	5.000%	12/1/27	4,295	5,225
South Carolina Public Service Authority Revenue	5.000%	12/1/28	15,130	18,355
South Carolina Public Service Authority Revenue	5.000%	12/1/29	6,065	7,308
South Carolina Public Service Authority Revenue	5.000%	12/1/30	5,000	6,045
South Carolina Public Service Authority Revenue	5.000%	12/1/30	10,510	12,592
South Carolina Public Service Authority Revenue	5.000%	12/1/31	13,980	16,625
South Carolina Public Service Authority Revenue	5.000%	12/1/32	8,535	10,101
South Carolina Public Service Authority Revenue	5.000%	12/1/33	10,465	12,302
South Carolina Public Service Authority Revenue	5.000%	12/1/34	20,000	23,712
South Carolina Public Service Authority Revenue	5.000%	12/1/35	9,310	11,004
South Carolina Public Service Authority Revenue	5.000%	12/1/35	3,000	3,570
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/18	5,185	5,583
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,206
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,753
				586,296
South Dakota (0.1%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,170
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,667
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23	650	790
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24	650	798
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25	600	728
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26	675	810
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,219
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28	825	970
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,650
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,199
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,428
				24,429
Tennessee (1.0%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,850
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,717
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/23	650	774
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/24	745	898
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/26	1,485	1,762
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/28	2,400	2,768

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/29	5,325	6,108
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/30	5,615	6,414
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/32	6,520	7,374
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/33	6,340	7,151
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/34	2,590	2,916
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.590%	11/1/16 LOC	4,000	4,000
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.590%	11/1/16 LOC	6,885	6,885
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/18 (Prere.)	6,045	6,419
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/18 (Prere.)	5,835	6,206
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/19	1,145	1,249
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/20	3,480	3,911
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	2,235	2,365
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	2,165	2,281
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/31	5,880	6,992
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/32	8,780	10,361
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/33	9,240	10,881
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/34	7,725	9,077
Knox County TN GO	5.000%	4/1/18	2,105	2,229
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,851
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,282
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,776
Memphis TN GO	5.000%	11/1/16 (Prere.)	4,000	4,000
Memphis TN GO	5.000%	5/1/28	3,145	3,633
Memphis TN GO	5.000%	5/1/30	1,715	1,971
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,243
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	13,085	14,462
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	7,755	9,721
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	5,000	6,159
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/31	5,000	6,125
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/32	10,000	12,183
3 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	8,500	8,514
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,110
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/35	5,000	5,866
1 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	1.230%	4/1/17 (Prere.)	5,640	5,640
1 Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University) PUT	1.230%	10/1/17	5,860	5,854
Montgomery County TN Public Building Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.590%	11/1/16 LOC	3,300	3,300
Shelby County TN GO	4.750%	3/1/18	5,525	5,813
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	110
Shelby County TN GO	5.000%	4/1/19	400	439
Shelby County TN GO	5.000%	4/1/24	2,000	2,480
Shelby County TN GO	5.000%	4/1/25	8,000	10,034
Shelby County TN GO	5.000%	4/1/26	4,000	5,096
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/18	7,180	7,670
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19	2,000	2,198
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.510%	11/1/16 (4)	30,010	30,010
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.520%	11/1/16 (4)	13,545	13,545
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	39,340	40,616
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	57,705	61,657
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	50	58
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,135	11,621
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	10,960	12,806
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,815	6,836
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,550	1,900
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	18,000	21,595
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,120
Tennessee GO	5.000%	8/1/17	3,165	3,268
Tennessee GO	5.000%	10/1/17	6,000	6,236

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee GO	4.000%	8/1/18	2,500	2,637
Tennessee GO	5.000%	8/1/18	2,565	2,751
Tennessee GO	5.000%	8/1/19	4,000	4,441
Tennessee GO	5.000%	8/1/19	2,165	2,404
Tennessee GO	5.000%	8/1/20	2,500	2,864
Tennessee GO	5.000%	8/1/20	2,200	2,520
Tennessee GO	5.000%	8/1/21	3,420	4,030
Tennessee GO	5.000%	8/1/21	2,000	2,357
Tennessee GO	5.000%	8/1/22	2,000	2,418
Tennessee GO	5.000%	8/1/22	3,000	3,628
Tennessee GO	5.000%	8/1/23	3,525	4,353
Tennessee GO	5.000%	9/1/27	2,000	2,484
Tennessee GO	5.000%	9/1/27	4,300	5,341
Tennessee GO	5.000%	9/1/28	1,850	2,281
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	2,100	2,235
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,627
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,334
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	3,121
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	6,273
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,564
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,849
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,911
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,709
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,811
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,372
				540,701
Texas (10.3%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,289
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,834
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,729
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,641
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,434
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,642
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,858
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	5,093
Aldine TX Independent School District GO	5.000%	2/15/20	5,000	5,628
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	13,406
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,914
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,335
Allen TX Independent School District GO	5.000%	2/15/31	1,000	1,216
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,210
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,919
Arlington TX Independent School District GO	5.000%	2/15/24	4,500	5,540
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	23,783
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,499
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,216
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,845
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/26	1,000	1,224
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,107
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,653
Austin TX GO	5.000%	9/1/29	2,855	3,469
Austin TX GO	5.000%	9/1/30	1,240	1,497
Austin TX GO	5.000%	9/1/31	2,140	2,572
Austin TX GO	5.000%	9/1/33	4,315	5,142
Austin TX Independent School District GO	5.000%	8/1/24	3,500	4,343
Austin TX Independent School District GO	5.000%	8/1/25	3,000	3,772
Austin TX Independent School District GO	5.000%	8/1/26	3,000	3,820
Austin TX Independent School District GO	5.000%	8/1/27	6,185	7,793
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,469
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	2,500	2,798
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	350	413
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	5,000	5,921
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31	4,000	4,724
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32	10,000	12,187
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32	10,705	12,614
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	5,000	6,064
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	11,410	13,393
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	5,545	6,698
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	12,075	14,128

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bexar County TX GO	5.000%	6/15/20	3,400	3,860
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	12,607
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	12,399
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,259
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	13,601
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,947
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,268
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	1,780	1,787
3 Carrollton-Farmers Branch TX Independent School District GO	4.000%	2/15/20	5,060	5,526
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17	250	252
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	261
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	735	792
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	1,550	1,715
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,301
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20 (Prere.)	2,925	3,341
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,170	1,323
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21 (Prere.)	4,000	4,729
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	750	865
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	725	849
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	2,375	2,822
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,180	1,395
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	3,551
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	1,350	1,609
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	4,760
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,850	5,539
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/27	1,035	1,237
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	3,721
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	3,370
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	2,691
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	2,750	3,219
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	1,000	1,164
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	2,883
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,275	1,475
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,860	2,140
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	2,162
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,440	1,648
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	2,000	2,303
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,310	1,503
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,500	3,918
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	2,040
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,245	1,420
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,700	1,952
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,355	1,549
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	2,427
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	1,500	1,708
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	1,700	1,947
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	2,000	2,279
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36	1,625	1,857
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	2,510
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	1,529
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	1,866
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	2,266
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	5,884
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	4,978
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	6,922
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	7,135
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,683
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	7,540
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,471
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,339
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,570
Corpus Christi TX GO	5.000%	3/1/25	2,000	2,475
Corpus Christi TX GO	5.000%	3/1/29	5,235	6,204
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,471
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,780
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20	2,720	3,062
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/23	9,695	11,714
Dallas County TX Community College GO	5.000%	2/15/20	6,950	7,833
Dallas County TX GO	5.000%	8/15/22	3,700	4,449
Dallas County TX GO	5.000%	8/15/23	3,170	3,890

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas County TX GO	5.000%	8/15/24	4,175	5,197
Dallas County TX GO	5.000%	8/15/25	6,500	8,203
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24	8,000	9,666
3 Dallas County TX Utility & Reclamation District GO	5.000%	2/15/25	8,360	10,163
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	11,392
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	11,392
3 Dallas County TX Utility & Reclamation District GO	5.000%	2/15/26	8,000	9,791
3 Dallas County TX Utility & Reclamation District GO	5.000%	2/15/27	8,160	10,002
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/18 (Prere.)	11,385	12,232
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/18 (Prere.)	14,130	15,182
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	2,295	2,742
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	1,195	1,418
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	2,160	2,547
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,543
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,799
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,097
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,505
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,794
Dallas TX GO	5.000%	2/15/22	22,840	27,109
Dallas TX GO	5.000%	2/15/22 (ETM)	45	54
Dallas TX GO	5.000%	2/15/23	11,000	13,318
Dallas TX GO	5.000%	2/15/24	8,500	10,483
Dallas TX GO	5.000%	2/15/25	3,000	3,741
Dallas TX GO	5.000%	2/15/28	5,635	6,865
Dallas TX GO	5.000%	2/15/34	3,000	3,539
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	20,180
Dallas TX Independent School District GO PUT	4.000%	2/15/18	15,000	15,583
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18	2,000	2,156
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	10,000	11,790
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,740	2,740
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	8,401
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28	2,235	2,703
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	7,285
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	14,950	18,064
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	14,195	16,741
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	7,617
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30	12,500	15,060
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31	7,750	9,106
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	5,775	6,761
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	9,000	10,503
Denton County TX GO	5.000%	7/15/21	1,500	1,758
Denton County TX GO	5.000%	7/15/24	1,500	1,870
Denton County TX GO	5.000%	7/15/25	1,555	1,966
Denton County TX GO	4.000%	7/15/32	3,000	3,313
Denton County TX GO	4.000%	7/15/33	2,000	2,197
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,953
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,290
El Paso TX GO	4.000%	8/15/30	3,400	3,769
El Paso TX GO	5.000%	8/15/31	4,000	4,813
El Paso TX GO	5.000%	8/15/31	2,985	3,592
El Paso TX GO	5.000%	8/15/32	3,625	4,338
El Paso TX GO	5.000%	8/15/34	4,570	5,413
El Paso TX GO	5.000%	8/15/35	4,795	5,661
El Paso TX GO	5.000%	8/15/36	4,000	4,708
El Paso TX GO	5.000%	8/15/36	5,035	5,926
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,050	1,299
Fort Bend County TX GO	5.000%	3/1/19	4,970	5,421
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,814
Fort Bend County TX GO	5.000%	3/1/21	2,750	3,181
Fort Worth TX GO	4.000%	3/1/18	1,490	1,552
Fort Worth TX GO	5.000%	3/1/24	9,070	11,145
Fort Worth TX GO	5.000%	3/1/25	10,155	12,612
Fort Worth TX GO	5.000%	3/1/26	10,235	12,882
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,790
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	7,034
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,274
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,076
Frisco TX GO	5.000%	2/15/19	2,010	2,194
Frisco TX Independent School District GO	5.000%	8/15/24	4,000	4,966
Frisco TX Independent School District GO	5.000%	8/15/25	3,235	4,070

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Frisco TX Independent School District GO	5.000%	8/15/26	3,000	3,784
Garland TX Independent School District GO	5.000%	2/15/22	3,000	3,552
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/31	2,875	2,648
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/32	5,320	4,881
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/33	18,100	16,565
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/23	1,000	1,223
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/24	1,715	2,129
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/25	2,390	3,007
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/26	1,000	1,248
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/28	3,000	3,688
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/16	12,000	12,045
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/17	17,000	17,782
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.540%	11/1/16	30,820	30,820
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19 (Prere.)	10,225	11,158
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19 (ETM)	4,000	4,365
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.625%	2/15/19 (Prere.)	40,730	45,023
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23	2,000	2,423
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24	3,000	3,687
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/28	3,110	3,774
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/29	7,340	8,859
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/30	2,185	2,615
4 Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)
TOB VRDO	0.580%	11/1/16	35,330	35,330
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,377
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	6,087
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,634
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	12,247
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,406
Harris County TX GO	5.000%	10/1/17	4,000	4,156
Harris County TX GO	5.000%	10/1/17	4,705	4,888
Harris County TX GO	5.000%	10/1/18	4,090	4,407
Harris County TX GO	5.000%	10/1/20	1,020	1,170
Harris County TX GO	5.000%	10/1/21	8,000	9,169
Harris County TX GO	5.000%	8/15/25	4,000	5,014
Harris County TX GO	5.000%	10/1/25	8,000	10,055
Harris County TX GO	5.000%	10/1/25	5,755	7,233
Harris County TX GO	5.000%	8/15/26	2,500	3,165
Harris County TX GO	5.000%	10/1/27	6,335	7,871
Harris County TX GO	5.000%	10/1/28	6,660	8,229
Harris County TX GO	5.000%	10/1/29	6,490	7,960
Harris County TX GO	5.000%	10/1/30	5,405	6,585
Harris County TX GO	5.000%	8/15/34	3,120	3,697
Harris County TX GO	5.000%	10/1/35	4,215	5,026
Harris County TX GO	5.000%	10/1/36	6,545	7,788
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,627
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital)	5.000%	10/1/24	8,500	9,417
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.540%	11/1/16	15,605	15,605
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.540%	11/1/16	11,810	11,810
2 Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	5,665	6,322
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	6,475	7,226
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	3,000	3,348
4 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.750%	11/7/16	7,745	7,745
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/19	4,535	4,959
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/20	3,640	3,999
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/21	4,295	4,729
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,548
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,780
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,193
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,189
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,806
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	6,053
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	14,169

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	5,874
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,219
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,994
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	26,182
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,863
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,867
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,272
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,155
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,465
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	17,030	17,488
Houston TX Community College System GO	5.000%	2/15/17	1,000	1,013
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	3,145	3,157
Houston TX GO	5.000%	3/1/21	2,000	2,305
Houston TX GO	5.000%	3/1/22	12,250	14,439
Houston TX GO	5.000%	3/1/22	5,000	5,893
Houston TX GO	5.000%	3/1/23	16,680	19,571
Houston TX GO	5.000%	3/1/23	4,000	4,802
Houston TX GO	5.000%	3/1/24	1,860	2,271
Houston TX GO	5.000%	3/1/25	1,600	1,973
Houston TX GO	5.000%	3/1/26	10,000	12,480
Houston TX GO	5.000%	3/1/26	10,000	12,147
Houston TX GO	5.000%	3/1/27	9,750	12,005
Houston TX GO	5.000%	3/1/30	4,000	4,737
Houston TX GO	5.000%	3/1/31	5,180	6,190
Houston TX GO	5.000%	3/1/32	3,840	4,564
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17 (2)	13,760	13,625
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	15,841
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	20,275
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/26	1,650	1,984
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/28	2,090	2,476
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29	1,500	1,767
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,182
Houston TX Independent School District GO	5.000%	2/15/20	4,500	5,065
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,759
Houston TX Independent School District GO	5.000%	2/15/21	15,895	18,391
Houston TX Independent School District GO	5.000%	2/15/24	8,000	9,850
Houston TX Independent School District GO	5.000%	2/15/25	5,000	6,240
Houston TX Independent School District GO	5.000%	2/15/26	7,595	9,612
Houston TX Independent School District GO	5.000%	2/15/27	10,375	12,984
Houston TX Independent School District GO PUT	3.000%	6/1/18	60,420	62,265
Houston TX Independent School District GO PUT	1.375%	6/1/19	10,000	10,030
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	3,736
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	14,127
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,508
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,685
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	11,123
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	6,112
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,309
Houston TX Utility System Revenue	5.250%	11/15/29	13,250	15,335
Houston TX Utility System Revenue	5.000%	11/15/30	15,000	18,446
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	17,133
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,367
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	19,365
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	12,070
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,679
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,565
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,679
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,485
Houston TX Utility System Revenue	5.000%	11/15/35	30,000	35,973
Houston TX Utility System Revenue	5.000%	11/15/36	20,040	23,952
1 Houston TX Utility System Revenue PUT	1.530%	5/1/20	10,000	9,956
Humble TX Independent School District GO	5.000%	2/15/21	5,125	5,930
Humble TX Independent School District GO	5.500%	2/15/24	14,235	18,047
Judson TX Independent School District	5.000%	2/1/23	2,000	2,414
Judson TX Independent School District	5.000%	2/1/24	2,000	2,461
Judson TX Independent School District	5.000%	2/1/25	1,500	1,871
Katy TX Independent School District GO	5.000%	2/15/18	1,450	1,528
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,046
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	5,000	6,240
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,778

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,358
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,461
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,742
Laredo TX Independent School District GO	5.000%	8/1/24	4,340	5,374
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,357
Leander TX Independent School District GO	0.000%	8/16/25	10,000	8,385
Lone Star College System Texas GO	5.000%	2/15/21	3,650	4,219
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,318
Lone Star College System Texas GO	5.000%	2/15/27	1,790	2,231
4 Lone Star College System Texas GO TOB VRDO	0.660%	11/7/16	4,960	4,960
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	116
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,305
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,935
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,612
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,505
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,071
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	16,047
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,741
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/24	1,025	1,255
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/24	2,220	2,718
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/25	1,350	1,671
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/25	1,100	1,361
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/31	1,635	1,932
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/31	1,350	1,618
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/32	1,400	1,649
Lubbock TX GO	5.000%	2/15/23	700	833
Lubbock TX GO	5.000%	2/15/27	5,735	6,575
Lubbock TX GO	5.000%	2/15/29	4,335	4,970
Lubbock TX GO	5.000%	2/15/30	6,660	7,570
Lubbock TX GO	4.000%	2/15/31	1,500	1,661
Lubbock TX GO	5.000%	2/15/31	4,120	4,683
Lubbock TX GO	4.000%	2/15/32	1,425	1,566
Lubbock TX GO	4.000%	2/15/33	1,000	1,094
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.125%	2/15/30	1,000	1,106
Montgomery County TX GO	5.000%	3/1/28	20,225	24,966
Montgomery County TX GO	5.000%	3/1/31	16,450	19,839
Montgomery County TX GO	5.000%	3/1/32	16,910	20,269
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	4.000%	11/15/26	2,000	2,163
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,414
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,500	1,616
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,506
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	803
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/30	845	935
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,000	1,088
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/25	2,250	2,586
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/30	12,500	13,910
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	8,300	9,074
North East TX Independent School District GO	5.000%	8/1/19	11,455	12,697
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25	1,350	1,604

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North East TX Regional Mobility Authority Revenue	5.000%	1/1/26	1,415	1,688
North East TX Regional Mobility Authority Revenue	5.000%	1/1/27	1,485	1,763
North East TX Regional Mobility Authority Revenue	5.000%	1/1/28	1,560	1,838
North East TX Regional Mobility Authority Revenue	5.000%	1/1/29	1,640	1,914
North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	1,470	1,703
North East TX Regional Mobility Authority Revenue	5.000%	1/1/36	9,000	10,309
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	7,410	8,072
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	5,895	6,421
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	5,250	5,719
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	6,225	6,781
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	8,920	9,717
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	8,040	8,758
3 North Texas Municipal Water District Water System Revenue	5.000%	9/1/18	3,925	4,201
3 North Texas Municipal Water District Water System Revenue	5.000%	9/1/20	6,935	7,904
3 North Texas Municipal Water District Water System Revenue	5.000%	9/1/21	7,275	8,514
3 North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	6,000	7,187
3 North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	7,000	8,539
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	4,788
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,211
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	20,538
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	38,438
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	24,205
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	18,308
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	10,259
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	4,450	4,716
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,855	4,085
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,460	3,667
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	15,860
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	2,620	2,902
North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	2,870
North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,356
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,379
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,217
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	9,271
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,470	52,756
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,692
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,000	10,935
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,547
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,300	4,068
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,000	2,448
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,000	9,672
North Texas Tollway Authority System Revenue	6.000%	1/1/25	625	658
North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,360	1,438
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,000	12,038
North Texas Tollway Authority System Revenue	6.000%	1/1/26	540	568
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,411
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,100	4,917
North Texas Tollway Authority System Revenue	6.000%	1/1/27	490	516
North Texas Tollway Authority System Revenue	6.000%	1/1/28	600	662
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,484
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,000	6,000
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,844
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,250	6,178
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,433
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,651
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	17,832
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	14,126
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,040	12,951
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	32,965
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,627
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,000	56,079
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,595	4,275
North Texas Tollway Authority System Revenue	5.000%	1/1/33	43,500	50,614
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	38,266
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,768
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,174
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,800	2,107
Northside Independent School District Texas GO	4.000%	2/15/18	1,000	1,039
Northside Independent School District Texas GO	5.000%	2/15/23	3,110	3,752
Northside Independent School District Texas GO	5.000%	6/15/23	3,015	3,665

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northside Independent School District Texas GO	5.000%	2/15/24	5,000	6,147
Northwest Independent School District Texas GO	5.000%	2/15/25	10,000	12,480
Northwest Independent School District Texas GO	5.000%	2/15/26	6,380	7,906
Northwest TX Independent School District GO	4.000%	2/15/20	3,240	3,543
Pasadena TX GO	4.000%	2/15/29	1,000	1,119
Pasadena TX GO	4.000%	2/15/30	1,750	1,940
Plano TX Independent School District GO	5.000%	2/15/19	7,500	8,176
Plano TX Independent School District GO	5.000%	2/15/20	21,580	24,291
Plano TX Independent School District GO	5.000%	2/15/21	7,000	8,099
Plano TX Independent School District GO	5.000%	2/15/25	15,365	19,175
Plano TX Independent School District GO	5.000%	2/15/26	8,215	10,397
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/25	1,000	1,201
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/26	700	849
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/27	900	1,085
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/28	705	840
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/29	1,420	1,680
Red River TX Education Finance Corp. Revenue (Edwards University Project)	4.000%	6/1/36	1,000	1,062
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,478
3 Round Rock TX Independent School District GO	5.000%	8/1/19	5,360	5,934
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17	16,100	16,568
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	20,227
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	24,347
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,465	10,792
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,010	3,516
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	200	242
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	4,105	5,024
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27	910	1,141
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	16,000	16,707
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,000	1,129
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	5,860	6,590
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,000	23,714
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	5,890	7,125
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	52,060	62,974
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	15,515	19,123
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/25	14,750	18,383
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/26	9,275	11,723
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,710	3,204
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31	3,000	3,531
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/32	16,950	18,812
San Antonio TX GO	4.000%	2/1/17	16,075	16,211
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	5,868
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,224
San Antonio TX GO	5.000%	2/1/23	12,630	15,303
San Antonio TX GO	5.000%	2/1/25	10,000	12,489
San Antonio TX GO	5.000%	2/1/26	5,800	7,193
San Antonio TX GO	5.000%	2/1/26	2,500	3,040
San Antonio TX GO	5.000%	2/1/27	4,915	6,050
San Antonio TX GO	5.000%	2/1/27	4,045	5,117
San Antonio TX GO	5.000%	2/1/27	1,750	2,115
San Antonio TX GO	5.000%	2/1/28	1,000	1,202
San Antonio TX GO	5.000%	2/1/29	1,250	1,502
San Antonio TX Independent School District GO	5.000%	8/15/26	7,370	9,390
San Antonio TX Independent School District GO	5.000%	8/15/27	5,840	7,362
San Antonio TX Independent School District GO	5.000%	8/15/29	8,475	10,525
San Antonio TX Independent School District GO	5.000%	8/15/31	6,345	7,783
San Antonio TX Independent School District GO	5.000%	8/15/32	2,800	3,415
3 San Antonio TX Water Revenue	5.000%	5/15/33	6,210	7,501
3 San Antonio TX Water Revenue	5.000%	5/15/34	7,000	8,421
3 San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,794
3 San Antonio TX Water Revenue	5.000%	5/15/36	6,565	7,847
Schertz-Cibolo-Universal City TX Independent School District GO	3.000%	2/1/18	2,060	2,113
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	9,100	10,135
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	4,375	4,873
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	2,250	2,506
Spring Branch TX Independent School District GO	5.000%	2/1/20	7,000	7,870
Spring Branch TX Independent School District GO	5.000%	2/1/20	3,830	4,306
Spring Branch TX Independent School District GO	5.000%	2/1/21	2,500	2,889

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Spring TX Independent School District GO	5.000%	8/15/24	5,080	6,307
Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,598
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,650
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,262
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,396
Stephen F Austin TX State University Revenue	5.000%	10/15/24	650	798
Stephen F Austin TX State University Revenue	5.000%	10/15/25	600	743
Stephen F Austin TX State University Revenue	5.000%	10/15/26	1,400	1,747
Stephen F Austin TX State University Revenue	5.000%	10/15/29	1,000	1,216
Sugar Land TX GO	5.000%	2/15/30	3,445	3,853
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/28	3,750	4,553
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/29	5,500	6,648
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/30	3,000	3,613
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/31	1,500	1,795
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/32	2,750	3,276
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	4.000%	11/15/34	3,000	3,229
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	4.000%	11/15/35	3,500	3,755
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	4.000%	11/15/36	2,000	2,139
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.250%	10/1/31	21,880	25,832
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,414
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	15,433
2 Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	27,281
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	8,798
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,570
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,366
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	18,142
Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,721
Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,577
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19	3,335	3,689
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	9,425	10,996
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/22	10,935	13,067
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/23	11,355	13,864
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/30	3,940	4,548
Texas GO	5.000%	8/1/17	3,165	3,268
Texas GO	5.000%	10/1/19	6,335	7,066
Texas GO	5.000%	10/1/20	3,845	4,419
Texas GO	5.000%	10/1/20	3,000	3,448
Texas GO	5.000%	4/1/21	5,150	5,993
Texas GO	5.000%	10/1/22	19,055	23,018
Texas GO	5.000%	10/1/24	4,000	4,998
Texas GO	5.000%	10/1/25	5,420	6,853
Texas GO	5.000%	10/1/26	8,000	9,909
Texas GO	5.000%	4/1/27	10,000	12,162
Texas GO	5.000%	10/1/27	33,600	40,786
Texas GO	5.000%	10/1/27	5,295	6,498
Texas GO	5.000%	10/1/28	31,975	38,629
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	32,125	33,008
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	5,000	5,612
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	6,000	6,885
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,510	12,176
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	3,645	4,251
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	8,000	9,331
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,650	1,967
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	5,000	5,730
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	32,710	40,163
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	12,000	13,664
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	10,000	11,253
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31	12,125	13,587

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	2,500	2,787
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	445	442
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)(ETM)	7,675	7,611
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)(ETM)	23,590	23,377
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	37,784
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,510	56,945
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18	5,890	5,907
Texas State University System Financing System Revenue	5.000%	3/15/25	750	899
Texas State University System Financing System Revenue	5.000%	3/15/27	1,200	1,431
Texas State University System Financing System Revenue	5.000%	3/15/28	3,870	4,402
Texas State University System Financing System Revenue	5.000%	3/15/30	3,255	3,699
Texas State University System Financing System Revenue	5.000%	3/15/31	4,480	5,085
3 Texas Transportation Commission GO	5.000%	4/1/20	9,500	10,748
Texas Transportation Commission GO	5.000%	4/1/21	4,800	5,586
3 Texas Transportation Commission GO	5.000%	4/1/21	5,500	6,400
Texas Transportation Commission GO	5.000%	4/1/22	14,000	16,703
Texas Transportation Commission GO	5.000%	4/1/22	10,245	12,264
3 Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,965
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,456
Texas Transportation Commission GO	5.000%	10/1/23	13,000	16,005
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,439
Texas Transportation Commission GO	5.000%	10/1/24	20,670	25,828
Texas Transportation Commission GO	5.000%	4/1/25	10,050	12,407
Texas Transportation Commission GO	5.000%	10/1/25	33,700	41,989
Texas Transportation Commission GO	5.000%	4/1/26	13,550	16,640
Texas Transportation Commission GO	5.000%	4/1/27	3,635	4,572
Texas Transportation Commission GO	5.000%	4/1/33	20,300	24,572
Texas Transportation Commission GO	5.000%	4/1/34	15,000	18,087
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/20	14,910	17,136
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/21	3,500	4,127
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/25	16,250	20,546
1 Texas Transportation Commission Mobility Fund GO PUT	1.010%	10/1/18	75,000	74,604
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	20,000	20,358
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	5,000	5,089
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	23,405	23,824
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	11,145
Texas Transportation Commission Revenue	5.000%	10/1/19	6,000	6,687
Texas Transportation Commission Revenue	5.000%	4/1/20	5,000	5,658
Texas Transportation Commission Revenue	5.000%	10/1/20	41,500	47,644
Texas Transportation Commission Revenue	5.000%	4/1/21	17,500	20,364
Texas Transportation Commission Revenue	5.000%	4/1/22	13,490	16,094
Texas Transportation Commission Revenue	5.000%	10/1/24	35,000	43,734
Texas Transportation Commission Revenue	5.000%	10/1/25	25,355	32,059
1 Texas Transportation Commission Revenue PUT	0.980%	4/1/17	12,000	11,995
Texas Transportation Commission Revenue PUT	4.000%	10/1/21	11,500	12,892
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/29	4,000	4,672
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/30	10,375	12,059
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31	36,155	41,795
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	15,000	17,420
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	40,730	46,929
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	53,165	61,097
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	9,485	10,879
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,338
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,088
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,525
Texas Water Development Board Revenue	5.000%	4/15/20	3,185	3,605
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,207
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,148
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,760
Texas Water Development Board Revenue	5.000%	4/15/21	3,000	3,491
Texas Water Development Board Revenue	5.000%	10/15/21	3,300	3,889
Texas Water Development Board Revenue	5.000%	10/15/31	8,000	9,754
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,218
3 Tomball TX Independent School District GO	5.000%	2/15/19	3,210	3,499
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	6,041
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	12,372
2 University of Houston Texas Revenue	4.750%	2/15/18 (Prere.)	6,430	6,753
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	255	296
University of Houston Texas Revenue	4.750%	2/15/28 (4)	2,185	2,278
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,806

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Houston Texas Revenue	5.000%	2/15/29	4,745	5,446
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,294
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,271
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	24,000	26,546
University of Texas Permanent University Fund Revenue	5.000%	7/1/24	3,920	4,883
University of Texas Permanent University Fund Revenue	5.000%	7/1/25	8,095	10,198
University of Texas Permanent University Fund Revenue	5.000%	7/1/25	3,000	3,780
University of Texas Permanent University Fund Revenue	5.000%	7/1/26	6,250	7,843
University of Texas Permanent University Fund Revenue	5.000%	7/1/26	5,500	7,016
University of Texas Permanent University Fund Revenue	5.000%	7/1/27	5,000	6,335
University of Texas System Revenue Financing System Revenue	4.750%	2/15/17 (Prere.)	4,585	4,638
3 University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	1,540	1,648
3 University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	2,725	3,016
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	9,785	9,906
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	2,700	3,087
3 University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	6,300	7,192
3 University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	4,370	4,986
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	4,110	4,834
3 University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	4,500	5,278
University of Texas System Revenue Financing System Revenue	5.000%	8/15/25	6,000	7,605
University of Texas System Revenue Financing System Revenue	5.000%	8/15/26	4,000	5,128
University of Texas System Revenue Financing System Revenue	4.750%	8/15/30	6,610	6,687
University of Texas System Revenue Financing System Revenue	5.000%	8/15/31	9,835	11,599
University of Texas System Revenue Financing System Revenue	5.000%	8/15/32	4,180	4,925
Williamson County TX GO	5.000%	2/15/23	6,000	7,130
				5,449,987
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/20	12,135	13,729
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,124
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,634
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,473
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	883
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	8,089
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,631
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/22	2,000	2,133
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/23	1,045	1,114
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	2,100	2,323
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32	2,000	2,337
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,731
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,941
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,230
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,739
Utah GO	4.500%	7/1/19	11,200	12,254
Utah GO	5.000%	7/1/19	19,000	21,037
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,652
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,710
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,708
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,762
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,100	3,448
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,934
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,336
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	12,129
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	12,296
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,295
Washington County UT School District GO	5.000%	3/1/21	6,150	7,159
				186,831
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	6/1/18 (Prere.)	8,000	8,513
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31	4,130	4,916
				13,429
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,552
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,025	1,011
				5,563
Virginia (1.8%)
Arlington County VA GO	5.000%	8/15/19	1,000	1,111
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,848

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/21	3,860	4,581
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/22	6,000	7,301
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/23	5,315	6,597
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/24	5,365	6,775
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/25	3,285	4,201
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/26	2,005	2,599
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22	7,945	9,582
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24	5,195	6,474
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,371
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	11,020
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,663
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,538
Fairfax County VA GO	4.000%	10/1/19	5,800	6,308
Fairfax County VA GO	5.000%	10/1/20	1,000	1,151
Fairfax County VA GO	5.000%	10/1/21	1,000	1,184
Fairfax County VA GO	5.000%	10/1/23	10,000	12,391
Fairfax County VA GO	5.000%	10/1/24	10,000	12,610
Fairfax County VA GO	4.000%	10/1/25	4,000	4,756
Fairfax County VA GO	5.000%	10/1/25	5,000	6,367
Fairfax County VA GO	4.000%	10/1/27	18,275	21,514
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group)	5.000%	5/15/25	2,000	2,189
Fairfax County VA Public Improvement GO	5.000%	4/1/18 (Prere.)	2,050	2,170
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	12,402
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,109
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,654
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	10,315	12,203
Fairfax County VA Public Improvement GO	5.000%	4/1/23	10,465	12,831
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,969
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,899
Hampton VA GO	5.000%	1/15/20	3,000	3,264
Henrico County VA GO	5.000%	7/15/21	4,900	5,766
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,175	4,020
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/24	1,720	1,950
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/25	1,750	1,989
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,921
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21	2,500	2,904
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22	3,040	3,617
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	1,400	1,627
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,375	11,668
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26	1,475	1,704
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,222
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	2,090
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,824
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,852
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,159
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,884
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,879
Suffolk VA GO	5.000%	2/1/23	5,000	6,101
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,665	5,837
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,335	5,497
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,281
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,955	6,136
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,893
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,166
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,276
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,372
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/17	1,000	1,011

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	10,595	10,705
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	18,575	20,234
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	10,415	11,345
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/20	17,655	19,867
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/21	17,540	20,313
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	1,000	1,187
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/28	5,840	6,744
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/31	18,000	20,028
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/32	20,225	22,329
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/33	21,035	23,115
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/19	2,000	2,222
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	3,715	4,249
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	18,000	21,655
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	4.000%	9/1/30	4,515	5,064
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	4.000%	9/1/31	3,710	4,134
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	4.000%	9/1/32	4,900	5,424
3 Virginia Commonwealth Transportation Board Revenue	4.000%	3/15/18	2,360	2,460
3 Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	7,475	8,308
3 Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/20	2,500	2,821
3 Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/20	5,000	5,725
3 Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/21	4,400	5,106
3 Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21	2,000	2,352
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	2,000	2,375
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	7,960	9,736
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/24	2,790	3,360
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24	21,000	25,041
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/24	1,800	2,163
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25	5,035	6,026
3 Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	9,155	11,559
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	5,040	6,032
3 Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	10,325	13,120
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	2,000	2,392
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27	2,100	2,507
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	13,765	15,976
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	12,560	14,700
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27	5,260	6,272
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	30,140	34,874
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	31,550	36,506
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	10,000	11,674
Virginia GO	4.000%	6/1/19	14,380	15,506
Virginia GO	4.000%	6/1/20	14,530	16,048
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	7,815	8,068
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,290	9,184
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	11,000	12,186
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	8,715	9,953
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	7,660	8,748
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	9,165	10,753
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	8,055	9,451
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21 (Prere.)	11,540	13,590
Virginia Public School Authority Revenue	4.000%	8/1/18	4,815	5,074
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,846
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,771
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	13,570	15,368
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	5,000	5,662

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21	11,000	12,815
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	9,413
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,306
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	12,350
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,212
Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/20	3,625	4,173
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/31	3,000	3,586
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/32	2,115	2,506
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/33	2,500	2,940
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/34	3,000	3,517
				961,004
Washington (2.8%)
4 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.580%	11/1/16	6,900	6,900
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	25,500	28,163
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,000	22,780
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	3,250	3,894
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23	3,500	4,273
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24	1,250	1,551
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	6,000	7,217
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	3,250	3,922
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,000	1,200
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	10,000	11,965
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32	5,000	5,955
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/24	1,615	2,004
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	5,385	6,757
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	12,500	15,685
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26	13,000	15,117
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27	19,000	23,320
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	24,500	31,141
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27	19,750	24,835
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28	13,000	15,847
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/27	1,000	1,205
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/28	1,000	1,196
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/29	1,200	1,423
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/30	1,575	1,853
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/31	1,625	1,902
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	19,058
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	20,016
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	21,015
King County WA GO	5.000%	7/1/20	5,075	5,786
King County WA GO	4.750%	1/1/34	3,075	3,199
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,783
King County WA School District No. 414 GO	5.000%	12/1/19	4,815	5,387
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,458
King County WA School District No. 414 GO	5.000%	12/1/21	7,910	9,320
2 King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	2,500	2,643
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,491
Pierce County WA School District No. 10 (Tacoma) GO	3.000%	6/1/17	2,000	2,027
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/17	3,000	3,137
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/20	2,000	2,202
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/20	3,600	4,147
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	1,000	1,043
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,419
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	6,287
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,266
Port of Seattle WA Revenue	5.000%	2/1/25	1,605	1,982
Port of Seattle WA Revenue	5.000%	3/1/25	1,500	1,849
Port of Seattle WA Revenue	5.000%	2/1/26	2,500	3,114
Port of Seattle WA Revenue	5.000%	3/1/26	1,000	1,221
Port of Seattle WA Revenue	5.000%	2/1/27	3,000	3,701
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,213
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	10,103
Port of Seattle WA Revenue	5.000%	3/1/28	1,750	2,108
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,726
Port of Seattle WA Revenue	5.000%	3/1/29	2,000	2,392

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,369
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,703
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,389
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,445
Seattle WA GO	5.000%	6/1/21	16,395	19,225
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	8,935
Seattle WA Water System Revenue	5.000%	5/1/19	12,000	13,188
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	15,606
3 Skagit County WA Public Hospital District Revenue	4.000%	12/1/24	2,295	2,484
3 Skagit County WA Public Hospital District Revenue	4.000%	12/1/25	3,760	4,044
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29	3,700	4,421
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30	3,000	3,558
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31	3,650	4,307
Snohomish County WA School District No. 201 GO	5.250%	12/1/18 (Prere.)	5,500	5,994
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/27	10,000	10,185
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/28	17,670	18,732
University of Washington Revenue	5.000%	7/1/27	6,925	8,150
University of Washington Revenue	5.000%	4/1/28	10,195	11,820
University of Washington Revenue	5.000%	7/1/28	11,490	13,479
University of Washington Revenue	5.000%	7/1/29	7,500	8,759
University of Washington Revenue	5.000%	4/1/30	9,315	10,660
University of Washington Revenue	5.000%	7/1/30	10,495	12,421
University of Washington Revenue	5.000%	4/1/31	10,500	11,992
University of Washington Revenue	5.000%	4/1/32	11,375	12,971
University of Washington Revenue	5.000%	7/1/32	5,000	5,917
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/17	2,070	2,137
Washington (Motor Vehicle Fuel Tax) GO	5.000%	1/1/18	1,940	2,034
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	3,185	3,530
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,583
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,515
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,297
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,389
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	18,190
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	6,104
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,710	23,929
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,298
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,703
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/30	8,000	9,724
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	25,801
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/31	9,520	11,502
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	8,025
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,706
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,720
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,725
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,574
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,728
Washington GO	5.000%	7/1/17 (Prere.)	7,295	7,503
Washington GO	5.000%	7/1/17	32,460	33,400
2 Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,340
2 Washington GO	5.000%	2/1/19 (Prere.)	6,790	7,398
Washington GO	5.000%	7/1/19	6,940	7,665
Washington GO	5.000%	8/1/19 (Prere.)	4,845	5,370
Washington GO	0.000%	6/1/20 (14)	5,500	5,241
Washington GO	5.000%	7/1/20	2,705	2,781
Washington GO	5.000%	7/1/20	13,035	14,847
Washington GO	5.000%	8/1/20	4,730	5,400
Washington GO	5.000%	7/1/22	9,845	11,796
Washington GO	5.000%	7/1/22	23,500	28,157
Washington GO	5.000%	7/1/22	20,000	23,963
Washington GO	5.000%	7/1/23	10,000	11,964
Washington GO	5.000%	7/1/24	2,875	3,560
Washington GO	5.000%	7/1/24	5,000	5,982
Washington GO	5.000%	1/1/25	1,750	2,023
Washington GO	5.000%	7/1/25	50,585	62,291
Washington GO	5.000%	7/1/27	8,550	10,438
Washington GO	5.000%	8/1/27	7,495	9,254

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	5.000%	2/1/28	10,000	11,565
Washington GO	5.000%	8/1/28	20,210	24,866
Washington GO	5.000%	2/1/29	9,650	11,156
Washington GO	5.000%	2/1/30	13,740	16,501
Washington GO	5.000%	2/1/30	8,545	10,159
Washington GO	5.000%	7/1/30	20,730	25,198
Washington GO	5.000%	8/1/30	20,980	24,372
Washington GO	5.000%	6/1/31	5,250	6,072
Washington GO	5.000%	7/1/31	20,300	24,526
Washington GO	5.000%	8/1/31	13,860	16,567
Washington GO	5.000%	8/1/31	10,145	12,376
Washington GO	5.000%	2/1/32	6,170	7,131
Washington GO	5.000%	6/1/32	5,500	6,361
Washington GO	5.000%	8/1/32	29,775	35,264
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/27	2,675	3,124
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/28	2,160	2,504
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/29	1,755	2,020
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,144
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	3,960
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,825
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	4,229
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,690
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,825
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	3,906
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	4,094
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,227
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,726
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,243
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,092
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,000	24,746
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,826
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	21,833
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25	1,710	2,081
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,229
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,352
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	3,024
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,287
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	2,580	2,827
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	3,005	3,293
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	4,470	4,899
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	2,000	2,192
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/28	1,675	1,886
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/33	2,840	3,137
Washington State University General Revenue	5.000%	10/1/28	3,070	3,588
Washington State University General Revenue	5.000%	10/1/29	3,070	3,572
Washington State University General Revenue	5.000%	10/1/30	3,140	3,656
Washington State University General Revenue	5.000%	10/1/31	3,170	3,682
				1,463,372
West Virginia (0.3%)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19	1,395	1,535
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/21	3,500	3,969
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/22	2,055	2,324
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/23	1,745	1,970
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	2,445	2,747
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/27	5,085	5,681
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25	2,000	2,348
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27	1,500	1,749
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28	2,000	2,315
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29	2,000	2,303
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17	6,335	6,534
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,310
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,275
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,560	3,908
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,265	3,585

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24	2,840	3,420
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25	2,880	3,438
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26	2,280	2,702
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27	2,840	3,336
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28	3,095	3,610
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/18 (ETM)	1,920	2,044
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/19 (Prere.)	12,620	13,899
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/29	5,490	6,084
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/30	5,500	6,051
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/31	3,250	3,556
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/32	8,700	9,465
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/34	9,500	10,245
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/35	4,500	4,833
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/18 (Prere.)	2,500	2,681
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/18 (Prere.)	5,810	6,231
West Virginia University Revenue	5.000%	10/1/17	1,500	1,557
West Virginia University Revenue	5.000%	10/1/30	3,000	3,464
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,710	3,285
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	4,105
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,372
				147,931
Wisconsin (1.1%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30	1,890	2,238
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31	2,000	2,357
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32	2,000	2,348
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33	1,500	1,755
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34	1,500	1,749
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35	1,500	1,743
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	1,765
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	4,121
Milwaukee WI GO	5.000%	2/1/19	3,000	3,266
Milwaukee WI GO	4.000%	3/15/19	8,490	9,083
Milwaukee WI GO	4.000%	3/15/20	9,930	10,885
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,279
Milwaukee WI Sewerage System Revenue	5.000%	6/1/24	3,995	4,928
Milwaukee WI Sewerage System Revenue	5.000%	6/1/25	4,200	5,241
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,019
Wisconsin GO	5.000%	11/1/17	4,500	4,692
2 Wisconsin GO	5.000%	5/1/18 (Prere.)	7,135	7,578
Wisconsin GO	5.000%	5/1/18 (2)	4,050	4,302
Wisconsin GO	5.000%	5/1/18	3,800	4,037
Wisconsin GO	5.000%	5/1/18 (ETM)	7,485	7,948
Wisconsin GO	5.000%	5/1/18	7,770	8,254
Wisconsin GO	5.000%	5/1/19	4,700	5,169
Wisconsin GO	5.000%	5/1/19	12,000	13,198
Wisconsin GO	5.000%	5/1/19	3,885	4,273
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,615
Wisconsin GO	5.000%	5/1/20	1,000	1,136
Wisconsin GO	5.000%	5/1/20	2,915	3,310
Wisconsin GO	5.000%	11/1/20	7,000	8,063
Wisconsin GO	5.000%	5/1/21	9,335	10,889
Wisconsin GO	5.000%	5/1/22	1,195	1,350
Wisconsin GO	5.000%	5/1/22	10,425	12,106
Wisconsin GO	5.000%	5/1/25	7,500	8,910
Wisconsin GO	5.000%	5/1/27	2,750	3,252
Wisconsin GO	5.000%	5/1/27	1,400	1,655
Wisconsin GO	6.000%	5/1/27	10,000	11,181
Wisconsin GO	5.000%	5/1/28	2,060	2,429

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	5/1/29	1,715	2,020
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,500
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,652
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	5,913
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,712
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/32	8,000	8,708
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/33	50,545	54,754
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/34	33,500	36,145
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/35	25,000	26,867
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	5.000%	11/15/36	13,950	16,503
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21	34,215	39,664
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,575
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,030
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/28	765	895
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/29	685	795
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/30	940	1,084
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/31	990	1,135
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/32	1,045	1,192
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24	5,900	6,618
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/28	12,110	14,528
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/29	12,000	14,343
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24	700	831
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,166
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,735
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,919
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/24	2,310	2,727
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/25	2,435	2,897
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/26	940	1,123
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/27	1,685	1,994
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/34	7,000	8,369
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/35	6,340	7,543
2 Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	14,245
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/30	2,000	2,330
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/31	1,650	1,915
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/33	1,250	1,440
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/34	1,250	1,437
Wisconsin Petroleum Inspection Fee Revenue	4.000%	7/1/19	8,710	9,393
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,593
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/26	3,680	4,504
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,614
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,625	5,569
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	8,313
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	5,098
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	9,058
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,897
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	4,000	4,642
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33	3,500	4,048
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,087
Wisconsin Transportation Revenue	5.000%	7/1/18 (Prere.)	5,100	5,446
Wisconsin Transportation Revenue	5.000%	7/1/30	5,000	5,867
				582,557
Total Tax-Exempt Municipal Bonds (Cost $50,134,172)				52,505,280

Intermediate-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
5 Vanguard Municipal Cash Management Fund (Cost $1,146,605)	0.614%	11,466,017	1,146,601
Total Investments (101.3%) (Cost $51,280,777)			53,651,881

			Amount
			($000)
Other Assets and Liabilities (-1.3%)
Other Assets
Investment in Vanguard			4,051
Receivables for Investment Securities Sold			128,825
Receivables for Accrued Income			617,686
Receivables for Capital Shares Issued			47,276
Other Assets			2,724
Total Other Assets			800,562
Liabilities
Payables for Investment Securities Purchased			(1,352,936)
Payables for Capital Shares Redeemed			(43,334)
Payables for Distributions			(35,321)
Payables to Vanguard			(34,342)
Other Liabilities			(815)
Total Liabilities			(1,466,748)
Net Assets (100%)			52,985,695

At October 31, 2016, net assets consisted of:
			Amount
			($000)
Paid-in Capital			50,648,395
Undistributed Net Investment Income			222
Accumulated Net Realized Losses			(34,548)
Unrealized Appreciation (Depreciation)
Investment Securities			2,371,104
Futures Contracts			522
Net Assets			52,985,695

Investor Shares—Net Assets
Applicable to 315,345,813 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			4,513,040
Net Asset Value Per Share—Investor Shares			$14.31

Admiral Shares—Net Assets
Applicable to 3,386,995,716 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			48,472,655
Net Asset Value Per Share—Admiral Shares			$14.31

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Securities with a value of $17,779,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2016.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $466,722,000, representing 0.9% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Interest[1]	1,442,643
Total Income	1,442,643
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,325
Management and Administrative—
Investor Shares	6,792
Management and Administrative—
Admiral Shares	30,361
Marketing and Distribution—
Investor Shares	1,099
Marketing and Distribution—
Admiral Shares	4,283
Custodian Fees	497
Auditing Fees	36
Shareholders’ Reports—Investor Shares	244
Shareholders’ Reports—Admiral Shares	434
Trustees’ Fees and Expenses	24
Total Expenses	49,095
Net Investment Income	1,393,548
Realized Net Gain (Loss)
Investment Securities Sold[1]	32,650
Futures Contracts	(1,012)
Realized Net Gain (Loss)	31,638
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	296,118
Futures Contracts	640
Change in Unrealized Appreciation
(Depreciation)	296,758
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,721,944

1 Interest income and realized net gain (loss) from affiliated companies of the fund were $3,417,000 and ($1,000), respectively.

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,393,548	1,265,531
Realized Net Gain (Loss)	31,638	16,815
Change in Unrealized Appreciation (Depreciation)	296,758	(226,382)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,721,944	1,055,964
Distributions
Net Investment Income
Investor Shares	(124,432)	(134,008)
Admiral Shares	(1,268,748)	(1,130,815)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,393,180)	(1,264,823)
Capital Share Transactions
Investor Shares	59,375	(195,148)
Admiral Shares	7,880,106	5,557,644
Net Increase (Decrease) from Capital Share Transactions	7,939,481	5,362,496
Total Increase (Decrease)	8,268,245	5,153,637
Net Assets
Beginning of Period	44,717,450	39,563,813
End of Period[1]	52,985,695	44,717,450
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $222,000 and $257,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.19	$14.26	$13.84	$14.41	$13.75
Investment Operations
Net Investment Income	.393	.413	.440	.433	.449
Net Realized and Unrealized Gain (Loss)
on Investments	.120	(. 070)	. 420	(. 570)	.660
Total from Investment Operations	.513	.343	.860	(.137)	1.109
Distributions
Dividends from Net Investment Income	(. 393)	(.413)	(. 440)	(. 433)	(. 449)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 393)	(.413)	(. 440)	(. 433)	(. 449)
Net Asset Value, End of Period	$14.31	$14.19	$14.26	$13.84	$14.41

Total Return[1]	3.63%	2.44%	6.31%	-0.96%	8.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,513	$4,416	$4,637	$4,878	$6,976
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.72%	2.91%	3.13%	3.06%	3.15%
Portfolio Turnover Rate	9%	12%	12%	16%	11%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.19	$14.26	$13.84	$14.41	$13.75
Investment Operations
Net Investment Income	. 407	. 425.451		.445	.460
Net Realized and Unrealized Gain (Loss)
on Investments	.120	(. 070)	. 420	(. 570)	.660
Total from Investment Operations	. 527	. 355.871		(.125)	1.120
Distributions
Dividends from Net Investment Income	(. 407)	(. 425)	(.451)	(. 445)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 407)	(. 425)	(.451)	(. 445)	(.460)
Net Asset Value, End of Period	$14.31	$14.19	$14.26	$13.84	$14.41

Total Return[1]	3.73%	2.53%	6.39%	-0.88%	8.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,473	$40,302	$34,927	$29,278	$30,729
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.82%	2.99%	3.21%	3.14%	3.23%
Portfolio Turnover Rate	9%	12%	12%	16%	11%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Intermediate-Term Tax-Exempt Fund

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $4,051,000, representing 0.01% of the fund’s net assets and 1.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	52,505,280	—
Temporary Cash Investments	1,146,601	—	—
Futures Contracts—Assets[1]	922	—	—
Futures Contracts—Liabilities[1]	(56)	—	—
Total	1,147,467	52,505,280	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2016	7,183	867,684	194
10-Year U.S. Treasury Note	December 2016	2,009	260,417	328
				522

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Intermediate-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $17,375,000 to offset taxable capital gains realized during the year ended October 31, 2016. At October 31, 2016, the fund had available capital losses totaling $18,686,000 to offset future net capital gains through October 31, 2019.

At October 31, 2016, the cost of investment securities for tax purposes was $51,296,117,000.

Net unrealized appreciation of investment securities for tax purposes was $2,355,764,000, consisting of unrealized gains of $2,450,137,000 on securities that had risen in value since their purchase and $94,373,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $13,113,694,000 of investment securities and sold $4,394,114,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2016, such purchases and sales were $2,134,576,000 and $1,141,431,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,384,586	96,067	1,130,585	79,643
Issued in Lieu of Cash Distributions	100,014	6,938	106,294	7,484
Redeemed	(1,425,225)	(98,861)	(1,432,027)	(101,123)
Net Increase (Decrease) —Investor Shares	59,375	4,144	(195,148)	(13,996)
Admiral Shares
Issued	12,256,425	850,439	9,658,491	680,355
Issued in Lieu of Cash Distributions	891,655	61,843	800,114	56,351
Redeemed	(5,267,974)	(365,660)	(4,900,961)	(345,664)
Net Increase (Decrease) —Admiral Shares	7,880,106	546,622	5,557,644	391,042

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.99%	2.11%

Financial Attributes
		Bloomberg
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,488	49,796
Yield to Maturity
(before expenses)	2.2%	2.0%
Average Coupon	4.8%	4.8%
Average Duration	6.6 years	5.9 years
Average Stated Maturity	16.1 years	12.9 years
Short-Term Reserves	2.5%	—

Largest Area Concentrations[2]
California	16.5%
New York	14.9
Texas	9.4
Illinois	7.2
Florida	6.8
Pennsylvania	4.9
New Jersey	3.3
Michigan	2.8
Georgia	2.3
Massachusetts	2.1
Top Ten	70.2%

Volatility Measures
Bloomberg
Barclays
Municipal
Bond Index
R-Squared	0.97
Beta	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)
Under 1 Year	4.4%
1–3 Years	6.6
3–5 Years	2.6
5–10 Years	9.4
10–20 Years	42.4
20–30 Years	31.0
Over 30 Years	3.6

Distribution by Credit Quality (% of portfolio)

AAA	13.6%
AA	55.4
A	21.6
BBB	6.8
BB	0.2
B or Lower	0.8
Not Rated	1.6

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2006–October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2016		of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund
Investor Shares	5.39%	5.16%	4.67%	$15,785
Bloomberg Barclays Municipal Bond Index	4.06	4.34	4.57	15,637
General & Insured Municipal Debt
Funds Average[1]	4.34	4.55	3.92	14,696

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
Long-Term Tax-Exempt Fund Admiral Shares	5.50%	5.25%	4.75%	$79,554
Bloomberg Barclays Municipal Bond Index	4.06	4.34	4.57	78,184

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2006–October 31, 2016
				Bloomberg
				Barclays
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2007	4.57%	-2.20%	2.37%	2.91%
2008	4.28	-9.02	-4.74	-3.30
2009	5.09	8.23	13.32	13.60
2010	4.50	3.02	7.52	7.78
2011	4.36	-1.07	3.29	3.78
2012	4.07	6.20	10.27	9.03
2013	3.68	-5.75	-2.07	-1.72
2014	4.22	5.30	9.52	7.82
2015	3.73	-0.54	3.19	2.87
2016	3.62	1.77	5.39	4.06

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	7.01%	5.32%	4.23%	0.63%	4.86%
Admiral Shares	2/12/2001	7.11	5.41	4.31	0.63	4.94

Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (1.3%)
Alabama GO	4.000%	11/1/29	5,950	6,782
Alabama GO	4.000%	11/1/30	6,195	6,920
Alabama GO	4.000%	11/1/31	6,445	7,149
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37	10,945	12,415
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42	3,325	3,754
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	5,000	5,840
Auburn University Alabama General Fee Revenue	5.000%	6/1/42	8,455	9,860
Birmingham AL GO	0.000%	3/1/27	2,500	2,912
Birmingham AL GO	0.000%	3/1/37	2,500	2,808
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/32	7,145	8,583
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/33	5,775	6,892
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,535	2,961
Huntsville AL GO	5.000%	5/1/26	325	375
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	10,367
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,436
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,541
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,525	18,996
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,293
				131,884
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	6,620	8,066
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/28	3,995	4,775
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,000	6,831
				19,672
Arizona (1.0%)
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37	3,750	4,314
Arizona COP	5.000%	3/1/18 (Prere.)	12,140	12,808
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/25	8,925	10,990
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	11,175	13,457
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,174
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	13,347
Maricopa County AZ Industrial Development Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	1,200	1,206
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,107
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,250	8,073
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	4,000	4,545
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	6,375	7,230
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	10,000	10,947
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,372
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,184
1 Pinal County AZ Electric District Revenue	4.000%	7/1/32	1,000	1,063
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	583
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,695
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	973
				107,068
Arkansas (0.1%)
Springdale AR Public Facilities Board Hospital Revenue (Arkansas Children’s Northwest Inc.)	5.000%	3/1/40	5,265	6,190
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31	2,170	2,553
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32	2,845	3,333
				12,076
California (16.5%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	2,938
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31 (14)	8,450	5,163
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33 (14)	12,000	6,762

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29	8,300	10,131
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,613
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	8,141
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,437
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18 (Prere.)	5,375	5,709
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18 (Prere.)	7,650	8,126
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,520
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	1,900	2,150
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	7,275	7,754
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	30	38
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	9,970	12,467
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,863
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,928
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,945
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,559
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45	14,000	16,444
California GO	5.250%	9/1/24	12,500	14,961
California GO	5.250%	10/1/24	3,000	3,601
California GO	5.625%	4/1/26	21,900	24,319
California GO	5.000%	3/1/28	10,000	12,184
California GO	4.000%	9/1/28	7,000	8,031
California GO	5.000%	9/1/29	10,000	11,712
California GO	5.000%	10/1/29	5,000	6,094
California GO	5.000%	10/1/30	12,600	15,334
California GO	4.000%	9/1/31	8,500	9,456
California GO	4.000%	9/1/32	2,250	2,487
California GO	6.000%	3/1/33	4,000	4,643
California GO	6.500%	4/1/33	41,500	46,872
California GO	5.000%	8/1/34	5,000	5,946
California GO	5.000%	9/1/35	13,220	15,830
California GO	6.000%	11/1/35	10,000	11,414
California GO	5.000%	9/1/36	3,250	3,829
California GO	6.000%	4/1/38	10,340	11,534
California GO	6.000%	11/1/39	6,500	7,419
California GO	5.000%	9/1/41	5,000	5,756
California GO	5.000%	9/1/42	11,360	13,227
California GO	5.000%	2/1/43	5,500	6,360
California GO	5.000%	4/1/43	1,000	1,160
California GO	5.000%	11/1/43	5,000	5,868
California GO	5.000%	12/1/43	8,250	9,698
California GO	5.000%	8/1/45	7,280	8,658
California GO	5.000%	9/1/45	5,000	5,978
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	5,500	6,233
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,315
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,030
1 California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/41	5,000	5,152
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group)	4.000%	10/1/36	5,000	5,342
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,312
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,894
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,002
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,501
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/41	8,000	9,700
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/34	13,800	15,966
California Infrastructure & Economic Development Bank Revenue
(Pacific Gas & Electric Co.) VRDO	0.500%	11/1/16 LOC	7,200	7,200
California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	0.450%	11/1/16	12,350	12,350
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,515
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	5,000	5,769
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/19 (Prere.)	10,000	11,270
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	4,000	4,646
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/30	4,205	4,951
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,616
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,813
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	16,869
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,810
California State University Systemwide Revenue	5.000%	5/1/17 (Prere.)	3,505	3,581
California State University Systemwide Revenue	5.000%	5/1/17 (Prere.)	3,810	3,892
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	8,600	9,518

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,668
California State University Systemwide Revenue	5.000%	11/1/41	15,950	19,080
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,826
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/28	5,575	6,903
California Statewide Communities Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/49 (4)	6,200	7,205
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	27,580
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/41	10,000	11,126
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	15,992
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,423
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/18 (Prere.)	4,000	4,302
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	4,175	4,982
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	6,115
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,050	1,245
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/33 (4)	3,130	3,649
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (4)	1,100	1,255
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/35 (4)	865	998
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,125
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,230
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,538
Coast CA Community College District GO	4.000%	8/1/32	7,205	8,067
Contra Costa CA Community College District GO	4.000%	8/1/29	5,725	6,310
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,833
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/29	1,705	1,988
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/32	1,500	1,723
Eastern California Municipal Water District Water & Wastewater Revenue VRDO	0.460%	11/1/16	1,000	1,000
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,625
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,730
Escondido CA GO	5.000%	9/1/32	3,855	4,659
Foothill-De Anza CA Community College District GO	4.000%	8/1/34	2,185	2,427
Foothill-De Anza CA Community College District GO	4.000%	8/1/35	2,000	2,214
Foothill-De Anza CA Community College District GO	5.000%	8/1/36	1,645	1,959
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	10,000	11,692
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46	3,000	3,471
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40	19,250	22,270
Golden State Tobacco Securitization Corp. California Revenue	5.750%	6/1/47	7,580	7,463
Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	15,770	16,250
2 Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	6,153
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	2,032
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	1,987
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,678
Irvine CA Reassessment District No. 85-7A Improvement Revenue VRDO	0.500%	11/1/16 LOC	2,500	2,500
Irvine CA Unified School District Community Facilities District No. 09-1
Special Tax Revenue VRDO	0.460%	11/1/16 LOC	12,050	12,050
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,661
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,883
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,774
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	5,174
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,773
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,600	7,074
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,359
Los Angeles CA Community College District GO	5.250%	8/1/20 (Prere.)	3,000	3,461
Los Angeles CA Community College District GO	3.000%	7/1/31	6,995	7,006
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	11,118
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	2,000	2,357
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,555	1,870
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	2,991
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	11,770	14,083
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38	4,000	4,362
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	2,500	2,980
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,847
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	3,500	4,093
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	9,000	10,555
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	5,200	6,184

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	27,240	28,023
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,435	7,649
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,980	7,181
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,686
Los Angeles CA Unified School District GO	4.000%	7/1/33	6,000	6,702
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,677
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	6,888
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	1,500	1,869
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	2,000	2,493
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	4,935	5,511
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,577
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,457
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,700	2,088
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,996
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,852
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	2,790	3,294
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/29	4,140	5,011
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/30	4,685	5,633
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/31	7,180	8,583
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/32	6,465	7,689
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	4,385	4,907
Marin CA Healthcare District GO	4.000%	8/1/40	7,825	8,467
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35	5,000	5,540
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	5,700	6,138
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	12,735	14,838
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,159
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,324
Oakland CA GO	5.000%	1/15/28	1,230	1,511
Oakland CA GO	5.000%	1/15/35	4,025	4,722
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,500	1,843
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,222
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27 (14)	1,500	1,885
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	2,227
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	11,828
Poway CA Unified School District GO	0.000%	8/1/46	9,600	3,179
Poway CA Unified School District GO	0.000%	8/1/51	20,000	5,290
Riverside CA Community College District GO	5.000%	8/1/29	5,820	7,176
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,811
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/29	9,420	11,424
Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40	8,330	9,973
Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45	10,000	11,928
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44	3,000	3,474
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48	1,000	1,157
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/28 (14)	15,815	11,057
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26	5,750	6,905
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	3,250	4,232
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	1,385	1,646
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/42	3,250	3,620
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,613
Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,443
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,503
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	11,331
San Bernardino CA Community College District GO	4.000%	8/1/27	10,000	11,273
San Bernardino CA Community College District GO	5.000%	8/1/48	3,750	4,415
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	16,888
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	5,770	6,849
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,709
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	3,000	3,608
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,314
San Diego CA Unified School District GO	4.000%	7/1/31	13,000	14,653
San Diego CA Unified School District GO	4.000%	7/1/35	1,435	1,574
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	6,766
San Diego CA Unified School District GO	4.000%	7/1/45	24,000	25,781
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43	5,450	6,167
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,566
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	2,032

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/37	1,125	1,345
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,501
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21 (Prere.)	390	457
San Francisco CA City & County International Airport Revenue	5.000%	5/1/26	1,610	1,876
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	10,000	11,211
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	7,660	9,314
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	5,255	6,187
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	10,190
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	7,204
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,018
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43 (15)	5,140	5,763
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,993
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	5.000%	7/15/18 (Prere.)	5,000	5,353
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,379
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,379
San Ramon Valley CA Unified School District GO	4.000%	8/1/29	3,495	3,901
San Ramon Valley CA Unified School District GO	4.000%	8/1/31	1,855	2,074
San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,434
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/41	1,750	2,106
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/46	2,000	2,400
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,670	3,034
Southwestern California Community College District GO	5.000%	8/1/44	7,800	9,203
State Center California Community College District GO	5.000%	8/1/17 (Prere.)	16,100	16,623
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,344
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,714
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	1,610	1,684
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/37	9,700	10,558
University of California Revenue	4.000%	5/15/35	5,000	5,465
University of California Revenue	5.250%	5/15/37	3,000	3,607
University of California Revenue	5.000%	5/15/38	20,000	23,433
University of California Revenue	5.250%	5/15/38	10,000	11,993
University of California Revenue	5.000%	5/15/44	4,000	4,641
University of California Revenue	5.000%	5/15/46	4,000	4,758
Ventura County CA Community College District GO	5.500%	8/1/18 (Prere.)	12,000	12,973
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	13,631
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/31	5,110	6,312
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,907
Walnut Valley CA Unified School District GO	4.000%	8/1/29	1,000	1,144
Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,269
Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,251
Washington Township CA Health Care District GO	5.500%	8/1/38	5,125	6,138
West Contra Costa CA Unified School District GO	5.000%	8/1/45	8,000	9,310
West Contra Costa CA Unified School District GO	5.000%	8/1/45	4,250	4,946
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	5,365	5,782
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	8,200	9,287
				1,691,153
Colorado (1.2%)
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/30	1,000	1,113
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/31	1,515	1,675
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,448
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,510
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,482
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,615
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	9,101
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	13,000	12,369
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	20,775	17,662
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	7,690
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	16,500	10,583
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/31	4,470	4,998
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	5,000	5,691
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	14,765	16,779
University of Colorado COP	4.000%	11/1/30	12,675	13,906
University of Colorado Enterprise System Revenue	5.750%	6/1/19 (Prere.)	1,000	1,120
University of Colorado Enterprise System Revenue	5.000%	6/1/37	975	1,121
				123,863

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut (0.7%)
Connecticut GO	5.000%	4/15/25	10,000	11,666
Connecticut GO	5.000%	4/15/26	5,000	5,802
Connecticut GO	5.000%	10/15/26	4,140	4,851
Connecticut GO	5.000%	11/1/26	3,000	3,491
Connecticut GO	5.000%	10/15/31	1,850	2,138
Connecticut GO	5.000%	6/15/32	8,905	10,334
Connecticut GO	5.000%	6/15/33	6,255	7,226
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32	3,820	4,090
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	2,455	2,611
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31	7,500	8,963
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33	7,000	8,259
Hartford CT GO	5.000%	4/1/24	1,215	1,336
Hartford CT GO	5.000%	4/1/27	1,650	1,772
Hartford CT GO	5.000%	4/1/28	3,565	3,813
				76,352
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,336
University of Delaware Revenue	5.000%	11/1/33	1,000	1,172
				3,508
District of Columbia (1.0%)
District of Columbia GO	5.000%	6/1/26	7,395	9,218
District of Columbia GO	5.000%	6/1/27	3,000	3,783
District of Columbia GO	5.000%	6/1/27	2,000	2,475
District of Columbia GO	5.000%	6/1/28	2,750	3,384
District of Columbia GO	5.000%	6/1/38	10,000	11,755
District of Columbia GO	5.000%	6/1/41	6,800	8,094
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/33	9,235	10,947
District of Columbia Revenue (Georgetown University)	5.500%	4/1/36	5,000	5,344
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/29	3,560	4,292
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/30	3,025	3,614
2 District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/18 (Prere.)	13,000	14,139
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34	5,750	6,885
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	10,000	11,654
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,331
				103,915
Florida (6.8%)
Alachua County FL Health Facilities Authority Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,799
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	6.250%	12/1/16 (14)	1,955	1,963
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44	10,075	11,365
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	8,005
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,670
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	16,509
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,252
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36	17,500	19,821
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,537
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,319
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	12,995	13,489
Florida Board of Education Lottery Revenue	5.000%	7/1/23	17,380	21,219
Florida Board of Education Lottery Revenue	5.000%	7/1/27	16,780	21,000
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33	15,995	17,682
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/33	3,000	3,372
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/34	2,695	2,893
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/35	7,000	7,515
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	8,175	8,785
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/21	8,610	9,246
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	5,165	5,570
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,301
Florida Municipal Power Agency Revenue	5.000%	10/1/31	910	969
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25	3,000	3,240
Halifax Hospital Medical Center Florida Hospital Revenue	5.500%	6/1/18 (Prere.)	3,000	3,215
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	245
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,601

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hillsborough County FL Industrial Development Authority Hospital Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	7/1/17 (Prere.)	7,085	7,298
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	12,750	14,417
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	5,415	5,928
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,791
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37	4,500	4,659
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/33	3,500	4,022
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/27	2,500	2,568
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/37	3,800	3,890
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,000	5,390
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,351
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	2,500	2,802
Marion County FL Hospital District Health System Improvement Revenue
(Munroe Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	14,846
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,690
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,607
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,932
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,135
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,000	1,194
Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35 (4)	2,000	2,209
Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,173
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/19 (Prere.)	1,775	2,001
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	3,000	3,418
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	3,000	3,415
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	5,333
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	2,000	2,269
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	14,165	16,051
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	4,270	4,813
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,893
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	9,000	10,059
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41	20,480	24,177
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	10,512
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	10,000	10,653
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	5,850	6,232
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	5,000	5,326
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	8,165	8,698
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	6,106
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,850
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	11,545
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,834
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	7,000	8,107
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,000	7,273
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,557
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	617
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,618
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,146
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,936
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	5,000	5,158
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17 (Prere.)	5,340	5,492
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	2,000	2,279
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,697
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	1,000	1,139
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32	1,500	1,746
Orlando FL Utility Commission Utility System Revenue	5.000%	4/1/19 (Prere.)	1,575	1,725
Orlando FL Utility Commission Utility System Revenue	5.000%	4/1/19 (Prere.)	1,525	1,670
Orlando FL Utility Commission Utility System Revenue	5.250%	4/1/19 (Prere.)	2,500	2,753
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/29	2,100	2,279
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	2,030	2,216
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,546
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,698
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,208
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/18 (Prere.)	8,000	8,494
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/18 (Prere.)	1,700	1,805
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	2,000	2,064
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	7,135	7,364
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	25,000	27,165
Port St. Lucie FL Revenue	6.250%	9/1/18 (Prere.)	10,000	10,973
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	1,810	1,946

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	190	203
Sarasota County FL Public Hospital District Hospital Revenue
(Sarasota Memorial Hospital Project)	5.625%	7/1/39	10,000	10,928
Sarasota County FL School Board COP	5.375%	7/1/19 (Prere.)	3,000	3,344
Sarasota County FL School Board COP	5.500%	7/1/19 (Prere.)	2,775	3,103
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	6.000%	8/1/45	5,000	5,628
St. Johns County FL Industrial Development Authority Health Care Revenue
(Vicars Landing Project)	5.000%	2/15/17	245	247
St. Johns County FL Ponte Vedra Utility Systems Revenue	5.000%	10/1/30 (4)	3,650	3,663
St. Petersburg FL Health Facilities Authority Revenue
(All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,324
St. Petersburg FL Public Utility Revenue	5.500%	10/1/19 (Prere.)	1,000	1,129
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,385
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	6,795	7,200
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,277
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,589
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	6,860	7,649
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	7,000	7,546
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,172
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,972
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,252
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	8,424
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,525	1,852
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,600	1,943
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,750	2,125
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	12,682
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	13,030
				694,007
Georgia (2.3%)
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,986
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,709
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,133
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,696
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,837
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,973
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,521
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,889
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,138
1 Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	4.000%	7/1/32	3,275	3,438
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	14,234
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,517
1 Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46	5,000	5,714
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31	1,865	1,980
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.500%	8/15/54	10,000	12,025
Georgia GO	5.000%	2/1/27	10,000	12,739
Georgia GO	5.000%	7/1/29	2,000	2,307
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30	4,265	4,931
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39	7,000	7,938
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,912
Henry County GA School District GO	4.000%	8/1/29	5,000	5,765
Henry County GA School District GO	4.000%	8/1/30	5,000	5,710
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,877
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,681
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	310	314
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	10,305	11,611
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	18,241
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18	3,640	3,848
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	14,413
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/37	20,785	24,906
Municipal Electric Authority Georgia Revenue	5.500%	7/1/18 (Prere.)	5,180	5,577
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,951
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,966
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	3,000	3,451
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,662
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	4.000%	1/1/34	5,000	5,382
				234,972

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii (1.4%)
Hawaii Department of Budget & Finance Special Purpose Revenue
(Hawaii Pacific Health Obligated Group)	5.500%	7/1/38	4,360	5,123
Hawaii GO	4.000%	10/1/27	3,705	4,273
Hawaii GO	4.000%	4/1/30	7,500	8,412
Hawaii GO	4.000%	10/1/30	15,460	17,427
Hawaii GO	4.000%	4/1/31	7,500	8,352
Hawaii GO	4.000%	10/1/31	6,640	7,429
Hawaii GO	4.000%	10/1/33	3,750	4,122
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,635
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,661
Hawaii Highway Revenue	4.000%	1/1/32	1,000	1,112
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	8,817
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	8,817
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	2,000	2,375
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	3,025	3,593
Honolulu HI City & County GO	5.000%	10/1/32	6,840	8,260
Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/21 (Prere.)	5,000	5,924
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/28	3,250	4,061
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	9,610	10,903
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/29	2,500	3,099
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30	4,250	5,227
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40	10,000	11,750
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,834
				143,206
Idaho (0.1%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,654
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,081
				13,735
Illinois (7.2%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	6,006
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,665
Chicago IL Board of Education GO	5.000%	12/1/41	6,920	6,143
Chicago IL Board of Education GO	5.250%	12/1/41	3,000	2,750
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	13,700
Chicago IL Board of Education GO	7.000%	12/1/44	5,000	5,310
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,038
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,057
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,038
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,499
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,315
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,842
Chicago IL GO	5.000%	1/1/34	8,000	8,139
Chicago IL GO	5.000%	1/1/38	2,000	2,008
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	8,568
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,826
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,259
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	26,870	31,738
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	5,615	6,565
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/41	3,000	3,589
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43	9,000	10,460
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,283
1 Chicago IL Park District GO	5.000%	1/1/40	3,250	3,607
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	31,509
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,510
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,166
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	6,400	7,084
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,642
3 Chicago IL Water Revenue TOB VRDO	0.830%	11/7/16	6,470	6,470
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,329
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,702
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,098
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,732
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	16,580	18,417
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34	7,750	8,707
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37	5,000	5,641
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/42	17,895	20,118
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	5,847
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,758

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45	20,000	22,271
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39	4,000	4,382
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/19 (Prere.)	15,000	16,845
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	10,000	10,617
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	2,500	2,647
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47	9,730	10,314
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,126
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42	2,000	2,217
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46	12,250	13,767
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	3,000	3,223
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	17,254
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20 (Prere.)	4,085	4,772
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/32	3,080	3,266
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/33	1,110	1,169
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/34	2,800	2,936
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	2,275	2,586
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,608
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	5,000	5,668
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/41	4,000	3,820
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41	2,000	2,180
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19 (Prere.)	2,775	3,203
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	1,825	2,064
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	5,000	5,834
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	18,631
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	5,120	5,622
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30	3,000	3,377
Illinois Finance Authority Revenue (University of Chicago)	5.750%	7/1/18 (Prere.)	7,750	8,373
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	790	912
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	10,000	11,668
Illinois GO	5.000%	3/1/21	4,000	4,342
Illinois GO	5.000%	8/1/21	7,000	7,633
Illinois GO	5.000%	8/1/24	9,000	9,719
Illinois GO	5.000%	2/1/25	1,630	1,782
Illinois GO	5.500%	7/1/25	2,800	3,143
Illinois GO	5.000%	8/1/25	5,110	5,483
Illinois GO	5.000%	1/1/28	9,125	9,921
Illinois GO	5.250%	2/1/32	8,075	8,736
Illinois GO	5.250%	2/1/33 (4)	5,200	5,615
Illinois GO	5.500%	7/1/33 (4)	3,350	3,768
Illinois GO	5.250%	2/1/34 (4)	3,125	3,369
Illinois GO	5.000%	5/1/34	2,000	2,092
Illinois GO	5.500%	7/1/38	7,500	8,198
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	10,905	12,201
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,111
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	20,000	21,087
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,878
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,546
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	11,414
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	17,719
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,247
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	17,500	9,061
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	7,500	3,614
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,197
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,894
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,721
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,022
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	17,500	9,261
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	7,500	3,788
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	3,965	4,206
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.500%	6/15/53	1,000	1,136
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,614
Springfield IL Water Revenue	5.000%	3/1/37	8,000	9,255
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,460
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	119

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	9,249
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/32	16,500	7,485
				735,573
Indiana (1.9%)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,768
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,306
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/41	12,815	14,693
Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41	10,000	11,554
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	6,500	7,096
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,224
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/39	2,770	3,001
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,383
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33	12,610	15,111
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34	8,760	10,430
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,964
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	8,057
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,092
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/46	15,000	17,361
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/41	11,335	13,352
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/46	7,140	8,377
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,013
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,833
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	8,800	10,230
Northern Indiana Commuter Transportation District Revenue	5.000%	7/1/32	1,000	1,183
Purdue University Indiana University COP	5.000%	7/1/27	5,305	6,690
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/32	6,945	8,277
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/33	5,575	6,617
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/34	4,810	5,689
				190,301
Iowa (0.3%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	11,675	11,835
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,645
				27,480
Kansas (0.6%)
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30	5,000	5,646
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	4,000	4,483
Kansas Development Finance Authority Revenue	5.000%	5/1/29	2,275	2,705
Kansas Development Finance Authority Revenue	5.000%	5/1/30	4,230	5,000
Kansas Development Finance Authority Revenue	5.000%	5/1/31	4,975	5,867
Kansas Development Finance Authority Revenue	5.000%	5/1/32	5,225	6,131
Kansas Development Finance Authority Revenue	5.000%	5/1/33	1,610	1,886
Kansas Development Finance Authority Revenue	5.000%	5/1/34	1,590	1,858
Kansas Development Finance Authority Revenue	5.000%	4/1/35	16,585	18,871
Kansas Development Finance Authority Revenue	5.000%	5/1/35	1,665	1,940
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/44	2,750	3,177
				57,564
Kentucky (0.6%)
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,339
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,679
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/34	2,000	1,737
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/43	10,000	8,513
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.750%	7/1/49	10,100	11,694
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53	5,000	5,877
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42	13,000	15,414
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22 (Prere.)	3,435	4,120
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	1,065	1,171

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/35	1,600	1,788
				62,332
Louisiana (0.6%)
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/33	5,405	6,349
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/34	5,290	6,193
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,843
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,250	1,478
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,857
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	6,012
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	14,000	16,177
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	4,000	4,600
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29	3,000	3,433
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,202
Louisiana State University Revenue	5.000%	7/1/25	505	602
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,368
				59,114
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,600
Maine Health & Higher Educational Facilities Authority Revenue
(Stephens Memorial Hospital Association)	5.000%	7/1/39	5,100	5,760
				10,360
Maryland (1.5%)
Baltimore County MD GO	5.000%	2/1/26	2,800	3,313
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/30	5,000	6,092
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,766
Maryland Department of Transportation Revenue	4.000%	12/15/28	10,000	11,331
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,456
Maryland GO	5.000%	3/1/26	17,910	21,708
Maryland GO	4.000%	3/1/27	5,000	5,690
Maryland GO	4.000%	6/1/29	25,000	28,425
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	11,292
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/40	6,500	7,290
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	7.000%	7/1/22 (14)	8,910	10,578
Montgomery County MD GO	4.000%	12/1/30	1,000	1,123
Montgomery County MD GO	4.000%	12/1/34	15,000	16,555
Prince Georges County MD GO	4.000%	7/1/27	8,655	10,132
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/34	7,315	8,053
				151,804
Massachusetts (2.1%)
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21 (ETM)	2,680	2,732
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	6,070	7,013
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	725	778
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	1,775	1,904
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,619
3 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.730%	11/7/16	10,277	10,277
Massachusetts College Building Authority Revenue	0.000%	5/1/17 (ETM)	7,460	7,427
Massachusetts College Building Authority Revenue	5.000%	5/1/35	2,500	2,797
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,926
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,918
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,579
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,662
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33	3,205	3,650
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	11,254
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,830
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,861
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/34	2,390	2,887
Massachusetts GO	4.000%	9/1/31	12,500	13,872
Massachusetts GO	4.000%	9/1/32	12,500	13,770
Massachusetts GO	5.000%	8/1/36	9,855	11,448
Massachusetts GO	4.000%	6/1/43	1,000	1,055
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	959
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	7,300	7,869
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	12,078

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,653
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,543
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	9,303
Massachusetts Water Resources Authority Revenue	5.000%	8/1/17 (Prere.)	755	779
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	8,355	8,959
Massachusetts Water Resources Authority Revenue	5.000%	8/1/20 (Prere.)	5,000	5,717
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	180	212
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	820	965
Massachusetts Water Resources Authority Revenue	5.000%	8/1/27	3,000	3,514
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	4,500	5,218
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	10,795	12,733
				217,761
Michigan (2.8%)
Detroit MI GO	5.000%	4/1/17 (ETM)	491	500
Detroit MI GO	5.000%	4/1/17 (12)(ETM)	2,679	2,726
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,117
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26 (4)	2,500	2,787
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33 (4)	10,000	10,533
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46	20,000	22,424
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	17,330	19,450
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,805	11,833
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	5.000%	11/15/37	8,875	9,679
Michigan Building Authority Revenue	5.000%	4/15/29	2,925	3,515
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,639
Michigan Building Authority Revenue	5.000%	4/15/31	12,000	14,245
Michigan Building Authority Revenue	5.000%	4/15/38	2,000	2,331
Michigan Building Authority Revenue	5.000%	10/15/45	3,900	4,499
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,349
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,854
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	500	595
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,593
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,000	1,172
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,527
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	5,000	5,684
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,326
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	7,500	8,465
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	3,670	4,032
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/41	10,000	11,296
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,000	4,621
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/38	13,500	15,389
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,835
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,796
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,710
Michigan GO	5.250%	9/15/17 (Prere.)	14,000	14,543
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/19 (Prere.)	5,000	5,699
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	10,162
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/48	2,300	2,526
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/17 (Prere.)	8,870	9,214
Michigan State University Revenue	5.000%	8/15/26	1,165	1,406
Michigan State University Revenue	5.000%	8/15/27	1,000	1,204
Michigan Strategic Fund Limited Obligation Revenue (Holland Home Obligated Group)	5.000%	11/15/42	4,765	5,160
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,363
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	8,000	9,086
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/39	8,245	9,306
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,755
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,467
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,521
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,511
				288,445
Minnesota (1.4%)
Duluth MN Independent School District No. 709 COP	5.000%	2/1/26	2,000	2,465
Duluth MN Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,359
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,748
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/29	11,120	12,090
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/30	11,505	12,408
Minnesota COP	5.000%	6/1/31	3,730	4,418
Minnesota GO	5.000%	8/1/22	22,640	27,335
Minnesota GO	5.000%	8/1/24	13,070	16,400
Minnesota GO	5.000%	8/1/34	18,000	21,879

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/33	5,000	6,498
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/34	10,000	13,049
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/35	2,500	3,273
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,370
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,560
University of Minnesota Revenue	5.000%	4/1/36	1,800	2,177
				141,029
Mississippi (0.4%)
Jackson MS Public School District GO	5.000%	4/1/28	1,645	2,000
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/41	5,000	5,593
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/38	2,500	2,965
S.M. Educational Building Corp. Mississippi Revenue
(Residence Hall Construction & Refunding Project)	5.000%	3/1/43	14,490	16,283
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,872
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,388
				43,101
Missouri (1.2%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue	5.000%	10/1/44	4,670	5,341
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24	1,500	1,757
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33	5,000	5,491
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	6,155
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	11,803
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,270
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	8,128
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,731
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39	3,150	3,650
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	2,800	3,061
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	700	752
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/34	5,000	5,234
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/39	8,000	8,276
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/18 (Prere.)	8,000	8,496
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	14,950	17,264
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/25	10,000	12,397
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	4,134
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,432
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,837
				127,209
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,575	3,774

Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,712
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/45	2,500	2,825
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/19 (Prere.)	3,000	3,312
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,000	2,292
2 Omaha NE Public Power District Electric Revenue	5.500%	2/1/18 (Prere.)	5,000	5,289
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,727
				25,157
Nevada (0.6%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,166
Las Vegas NV GO	4.000%	9/1/32	8,860	9,712
Las Vegas NV GO	4.000%	9/1/33	9,220	10,060
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,243
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,783
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,186
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,228
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,800	3,372
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	6/1/18 (Prere.)	10,255	10,921
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	6/1/18 (Prere.)	5,000	5,325
				65,996
New Hampshire (0.3%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,695
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,527
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	7,955	8,811

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	8,000	9,521
1 New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,118
1 New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	710
1 New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,000	1,104
				25,486
New Jersey (3.3%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,773
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	11,010
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,332
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	11,852
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	11,071
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	22,101
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/34	1,000	1,076
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/35	1,750	1,878
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,431
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	7,335	8,108
New Jersey Health Care Facilities Financing Authority Revenue
(Inspira Health System Obligated Group)	5.000%	7/1/27	5,755	7,031
New Jersey Health Care Facilities Financing Authority Revenue
(Inspira Health System Obligated Group)	5.000%	7/1/29	2,670	3,211
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,055
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32	1,290	1,349
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38	100	103
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,000	1,130
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,500	2,799
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,829
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	10,885	11,326
1 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31	7,000	7,271
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28	12,000	13,313
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29	1,925	2,104
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/32	3,000	3,376
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,948
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41	7,300	8,134
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	10,000	10,806
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	5,180	5,888
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	30,000	34,915
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22	5,000	5,539
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,660
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	15,000	10,982
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26	2,000	2,226
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	9,743
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	7,400	8,135
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32 (4)	17,000	8,963
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,566
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	34,500	34,757
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,449
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,522
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,258
				338,020
New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	7,028
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/42	15,025	16,982
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/44	10,100	11,703
				35,713
New York (14.9%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	6,000	6,996
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/24	8,120	9,665
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/25	6,710	7,981
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	28,730	33,568
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/19 (Prere.)	3,000	3,375
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	2,000	2,306
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41	3,250	3,782

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	14,000	16,121
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/46	1,735	2,009
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/32	3,000	3,370
New York City NY GO	5.000%	8/1/17 (Prere.)	780	805
New York City NY GO	5.000%	8/1/23	8,000	9,772
New York City NY GO	5.000%	8/1/23	9,550	11,439
New York City NY GO	5.000%	8/1/24	10,195	12,388
New York City NY GO	5.000%	8/1/24	4,665	5,580
New York City NY GO	5.000%	8/1/25	5,000	5,516
New York City NY GO	5.000%	8/1/25	9,160	11,045
New York City NY GO	5.000%	8/1/25	5,000	6,029
New York City NY GO	5.000%	8/1/26	2,765	3,295
New York City NY GO	5.000%	8/1/26	8,065	10,096
New York City NY GO	5.000%	8/1/27	7,000	7,714
New York City NY GO	5.000%	8/1/31	5,000	5,806
New York City NY GO	5.000%	3/1/32	5,000	5,849
New York City NY GO	4.000%	8/1/32	5,000	5,536
New York City NY GO	5.000%	8/1/32	5,000	5,806
New York City NY GO	5.000%	10/1/32	5,260	6,223
New York City NY GO	5.000%	8/1/35	1,500	1,738
New York City NY GO	4.000%	8/1/36	7,500	8,136
New York City NY GO	5.000%	8/1/37	7,690	9,124
New York City NY GO VRDO	0.500%	11/1/16	3,450	3,450
New York City NY GO VRDO	0.500%	11/1/16	1,300	1,300
New York City NY GO VRDO	0.510%	11/1/16 LOC	1,700	1,700
New York City NY GO VRDO	0.520%	11/1/16 LOC	9,700	9,700
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,602
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	7,925
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	4,139
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	8,211
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,369
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,277
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,631
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,078
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,685
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,261
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,939
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,931
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	23,601
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,481
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,336
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,747
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	15,815
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,812
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,159
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	7,276
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,850
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	3,000	3,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	4,100	4,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	5,420	5,420
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	1,600	1,600
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/28	12,000	12,584
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,000	5,846
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	16,000	18,439
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	800	934
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,762
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	10,000	11,674
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	2,750	3,199
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	8,000	9,419
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	7,795	7,962
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	870	956
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	15,000	17,884
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	5,000	6,051
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,000	11,935
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	2,500	2,934
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,844
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	6,130	6,720
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	7,000	8,347
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	8,940	10,242

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	10,000	11,886
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36	10,000	10,861
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	9,000	10,726
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	7,135	8,591
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	15,875	18,063
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	23,000	26,722
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	4,500	5,179
3 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.620%	11/1/16	5,880	5,880
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.500%	11/1/16	7,900	7,900
3 New York City NY Trust for Cultural Resources Revenue
(Wildlife Conservation Society) TOB VRDO	0.680%	11/7/16	5,335	5,335
New York Convention Center Development Corp. Revenue	5.000%	11/15/45	5,130	5,972
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	7,950	8,343
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,440
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	13,884
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,535
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,561
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	21,703
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	100	126
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	5,000	5,921
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	4,750	5,631
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	6,000	7,178
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	11,935	13,920
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	6,000	7,138
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/31	10,000	12,249
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	4,500	5,335
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,400	6,295
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37	11,105	13,284
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	5,000	5,769
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,550	9,865
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	7,500	8,568
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45	7,000	8,122
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	4,625	5,520
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,500	6,613
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,181
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,898
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,539
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	12,352
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,346
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	14,568
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,220	22,589
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,689
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,407
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,834
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,493
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38	10,000	11,646
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	6,000	7,048
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/40	8,700	9,774
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/27	6,185	7,855
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	12,699
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37	2,300	2,684
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,026
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	610	729
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	5,650	6,655
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	4,750	5,172
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30	26,300	31,141
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	9,120	10,636
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,654
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	22,000	25,370
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	2,250	2,612
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	7,500	8,810
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	20,000	23,330
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	25,000	28,642
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,542
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/26	2,000	2,369
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20 (Prere.)	5,000	5,886
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	5,860	7,090

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36	3,500	4,057
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41	16,750	20,137
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,730
New York State GO	5.000%	2/1/30	3,385	3,783
New York State GO	5.000%	2/15/30	4,000	4,631
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	12,165
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	5,000	5,391
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,828
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,295
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30	8,000	9,067
New York State Urban Development Corp. Revenue	5.000%	1/1/23	7,785	8,313
New York State Urban Development Corp. Revenue	5.625%	1/1/28	7,385	8,107
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,201
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	15,000	18,567
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	6,127
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,898
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	13,261
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	7,007
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,839
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	4,000	4,965
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	2,000	2,440
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	3,905	4,672
Port Authority of New York & New Jersey Revenue	5.000%	5/1/36	3,425	3,846
Port Authority of New York & New Jersey Revenue	5.000%	5/1/38	4,180	4,679
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	10,000	11,584
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)	5.000%	7/1/37	10,000	11,303
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,565	7,449
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	6,710	8,369
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/38	12,500	13,278
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/27	5,000	6,283
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/28	10,000	12,574
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	14,480	17,753
Utility Debt Securitization Authority New York Revenue	4.000%	12/15/37	7,500	8,271
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37	19,000	22,818
				1,523,283
North Carolina (1.0%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/27	2,860	3,507
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28	1,500	1,829
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/28	1,000	1,242
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/30	1,000	1,222
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/32	1,825	2,202
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/27	2,600	3,289
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,508
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,271
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,652
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55	6,000	7,035
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18 (Prere.)	5,010	5,244
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (Prere.)	5,000	5,422
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,291
North Carolina GAN	5.000%	3/1/28	20,000	24,012
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	563
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,361
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,924
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/31	12,000	14,411
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/30	1,610	1,840
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/31	1,500	1,701
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/32	2,000	2,254
				103,780
Ohio (1.4%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,345
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,451
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,687
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	8,315	9,618
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	5,000	4,700
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,465	6,343

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,632
1 Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45	8,810	9,987
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,460
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,607
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	4,023
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	4,210
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/29	2,235	2,534
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/38	11,975	13,097
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,773
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,940
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29	5,270	6,010
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,836
Middletown OH City School District GO	5.000%	6/1/17 (Prere.)	4,715	4,833
Ohio GO	5.000%	2/1/29	3,000	3,492
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	10,892
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	7,750	8,511
Ohio State University General Receipts Revenue	5.000%	6/1/38	7,000	8,135
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/18 (Prere.)	3,500	3,720
				140,836
Oklahoma (0.1%)
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/33	5,000	5,404
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34	2,000	2,154
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	888
				8,446
Oregon (0.5%)
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/33	1,000	1,080
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/34	500	538
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/35	1,000	1,071
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	788
Eugene OR Electric Utility System Revenue	4.000%	8/1/32	1,250	1,396
Eugene OR Electric Utility System Revenue	4.000%	8/1/33	1,000	1,111
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	6,755	7,415
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,626
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	4,345	5,305
Oregon GO	5.000%	5/1/27	3,110	3,956
Oregon GO	5.000%	6/1/27	1,990	2,534
Oregon GO	5.000%	5/1/28	770	973
Oregon GO	5.000%	6/1/28	2,090	2,642
Oregon GO	5.000%	5/1/29	2,000	2,506
Oregon GO	5.000%	6/1/29	2,195	2,753
Oregon GO (Oregon University System Projects)	5.000%	8/1/36	2,000	2,308
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,529
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	10,860	10,899
				54,430
Pennsylvania (4.9%)
Allegheny County PA GO	5.000%	11/1/28	5,000	6,154
3 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.620%	11/1/16 LOC	25,590	25,590
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,396
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,420
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	4,920	4,945
Delaware County PA Authority University Revenue (Villanova University)	4.000%	12/1/30	1,855	2,082
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/31	800	951
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/32	920	1,089
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/33	2,625	3,095
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/34	2,000	2,351
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/35	2,160	2,530
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,834
1 Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/36	2,000	2,263
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27	3,095	3,856
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,529
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	3,000	3,459
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,390	2,737

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.000%	7/1/45	6,140	6,888
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.125%	7/1/50	5,015	5,650
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	3,500	3,782
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	2,500	2,702
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	16,324
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,450
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,540
Pennsylvania GO	4.000%	8/15/28 (4)	15,000	16,671
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,268
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,140
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,773
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,304
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,597
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,448
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,719
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,713
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45	2,000	2,277
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	18,000	20,794
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	4.000%	8/15/32	2,750	3,038
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	4.000%	8/15/33	1,555	1,708
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/40	8,000	9,268
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	5,033
Pennsylvania State University Revenue	5.000%	9/1/27	830	1,040
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,224
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,672
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/28	9,015	10,883
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/31	7,255	8,711
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42	1,000	1,134
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43	5,000	5,665
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22	1,000	1,203
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	4,000	4,277
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	5,000	5,366
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,085	1,196
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,915	5,416
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	7,294
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	13,593
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	8,978
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,750	2,080
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,750	4,425
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	15,606
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,400	1,563
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,830
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	3,159
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	11,670	12,182
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,321
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	15,990	17,577
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,771
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	18,449
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,289
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,786
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,077
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,907
Philadelphia PA GO	5.000%	8/1/29	5,735	6,728
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	3,000	3,046
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	5,000	5,071
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	3,000	3,314
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	109
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
1 Philadelphia PA School District GO	5.000%	9/1/25 (15)	10,000	11,789
Philadelphia PA School District GO	6.000%	9/1/38	6,880	7,210
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	15,000	17,195
1 State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/25 (4)	10,000	11,715
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/31	3,000	3,473
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/37	4,210	4,790
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40	3,500	3,909
				506,411
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	5,452

Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,664
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,951
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	2,575	2,718
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	1,665	1,757
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40	830	862
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/35	10,000	10,834
				27,786
South Carolina (1.5%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43	5,000	5,555
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	7,000	7,025
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,580	10,618
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26	10,000	12,154
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/29	2,500	3,021
Florence County SC Hospital Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/37	4,200	4,629
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,721
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/30	1,500	1,768
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (Prere.)	6,000	6,549
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	795	870
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	9,205	10,078
South Carolina Public Service Authority Revenue	5.000%	12/1/33	20,000	23,805
South Carolina Public Service Authority Revenue	5.000%	12/1/38	10,000	11,550
South Carolina Public Service Authority Revenue	5.125%	12/1/43	1,500	1,741
South Carolina Public Service Authority Revenue	5.000%	12/1/50	5,935	6,679
South Carolina Public Service Authority Revenue	5.500%	12/1/54	10,000	11,781
South Carolina Public Service Authority Revenue	5.250%	12/1/55	10,500	12,375
South Carolina Public Service Authority Revenue	5.000%	12/1/56	7,500	8,545
University of South Carolina Higher Education Revenue	5.250%	6/1/18 (Prere.)	5,610	5,996
				156,460
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/35	3,000	3,478
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	11,269
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,141
				15,888
Tennessee (1.2%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	14,005	15,608
Clarksville TN Public Building Authority Revenue (Morristown) VRDO	0.590%	11/1/16 LOC	4,680	4,680
1 Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/36	2,500	2,828
1 Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/47	11,315	12,590
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	5,000	6,313
Shelby County TN GO	5.000%	4/1/27	2,855	3,679
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	3/1/18 (Prere.)	350	370
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.520%	11/1/16 (4)	4,400	4,400
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	600	646
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	360	398
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	740	839

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	990	1,164
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	9,645	11,244
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	3,710	4,437
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	6,175	7,400
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,160	2,648
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	19,950	23,935
Tennessee GO	5.000%	9/1/28	5,750	7,090
Tennessee GO	5.000%	9/1/29	2,500	3,067
Tennessee GO	5.000%	8/1/30	1,345	1,661
Tennessee GO	5.000%	9/1/34	700	842
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	1,105	1,176
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38	2,695	2,843
Washington County TN GO	4.000%	6/1/29	3,260	3,729
				123,587
Texas (9.4%)
Allen TX Independent School District GO	5.000%	2/15/38	11,965	14,212
Allen TX Independent School District GO	5.000%	2/15/39	12,600	14,944
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,226
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,876
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/29	3,270	3,903
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,406
Austin TX GO	5.000%	9/1/32	1,300	1,555
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,777
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	3,000	3,516
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	5,000	5,986
Austin TX Water & Wastewater System Revenue	5.000%	11/15/27	2,500	3,142
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21 (Prere.)	4,260	5,036
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	1,000	1,202
Central Texas Regional Mobility Authority Revenue	6.750%	1/1/21 (Prere.)	2,000	2,445
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	6,000	6,744
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	12,010
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,464
Crowley TX Independent School District GO	5.000%	8/1/37	6,000	7,110
Crowley TX Independent School District GO	5.000%	8/1/38	7,030	8,312
Crowley TX Independent School District GO	5.000%	8/1/39	5,250	6,199
1 Dallas County TX Utility & Reclamation District GO	5.000%	2/15/28	5,000	6,118
2 Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	1,760	1,918
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,810	10,347
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	2,585	3,025
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,365
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,310
Dallas TX GO	5.000%	2/15/25	10,000	12,192
Dallas TX GO	5.000%	2/15/29	2,335	2,825
Dallas TX GO	5.000%	2/15/30	3,585	4,303
Dallas TX GO	5.000%	2/15/31	2,485	2,968
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31	5,800	6,967
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37	5,000	5,792
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	6,410	7,418
Denton TX Independent School District GO	5.000%	8/15/45	12,000	14,054
1 El Paso County TX Community College District Revenue	5.000%	4/1/42 (4)	5,000	5,721
El Paso TX GO	5.000%	8/15/27	3,625	4,490
Fort Bend County TX GO	5.000%	3/1/27	4,255	5,259
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/23	1,000	1,194
Friendswood TX Independent School District GO	4.000%	2/15/32	3,630	4,018
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/35	21,495	19,555
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/36	8,475	7,684
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	12,000	14,159
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/35	8,000	9,108
3 Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Children’s Hospital) TOB VRDO	0.580%	11/1/16	2,800	2,800
Harris County TX GO	5.000%	10/1/26	3,000	3,757
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,666
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,583
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,711
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,231
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	2,000	2,147
Hays County TX GO	4.000%	2/15/31	2,265	2,496

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hays County TX GO	4.000%	2/15/32	3,820	4,179
Highland Park TX Independent School District GO	5.000%	2/15/27	7,680	9,420
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,445
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,358
Houston TX Community College System GO	5.000%	2/15/36	10,000	11,141
Houston TX GO	5.000%	3/1/25	3,335	4,051
Houston TX GO	5.000%	3/1/27	20,000	24,626
Houston TX GO	5.000%	3/1/30	5,395	6,250
Houston TX Utility System Revenue	5.000%	5/15/28	3,000	3,609
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	19,365
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,765
Houston TX Utility System Revenue	5.000%	11/15/32	28,395	34,522
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,665
Lamar TX Consolidated Independent School District GO	4.000%	2/15/30	10,000	11,132
Lamar TX Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,531
Lamar TX Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,512
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,358
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,461
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,742
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,290
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	22
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	228
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,560
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,503
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,223
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,537
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/40	3,500	4,001
Lubbock TX GO	4.000%	2/15/30	1,250	1,374
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,812
Matagorda County TX Navigation District No. 1 Pollution Control Revenue
(Central Power & Light Co. Project)	6.300%	11/1/29	7,500	8,385
Missouri City TX GO	4.000%	6/15/32	1,000	1,085
Montgomery County TX GO	5.125%	3/1/19 (Prere.)	4,000	4,377
Montgomery County TX GO	5.250%	3/1/19 (Prere.)	5,000	5,485
New Hope TX Cultural Education Facilities FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	11,910
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,600	1,708
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,700
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	6,900	7,459
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	4,880	5,431
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,353
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,000	2,397
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,991
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,433
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,313
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,505
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,485
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	16,225
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,653
North Texas Tollway Authority System Revenue	6.250%	1/1/39	1,120	1,232
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,017
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/23	1,000	1,176
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/24	4,325	5,152
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/25	4,520	5,350
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/26	2,250	2,650
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/27	1,845	2,160
Pasadena TX GO	4.000%	2/15/32	1,500	1,642
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,518
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,504

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,444
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/27	3,600	4,543
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38	6,500	7,537
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,353
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,696
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,891
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,699
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,386
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/37	4,500	5,295
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/45	7,265	8,482
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/19 (Prere.)	3,000	3,278
Texas GO	4.000%	5/15/32	2,250	2,477
Texas GO	5.000%	5/15/40	7,000	8,238
Texas GO	5.000%	10/1/44	20,195	23,690
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	600	662
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	550	621
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,390	1,657
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	6,630	7,930
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	2,470	2,978
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	2,700	3,086
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,155	1,404
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	4,723
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	9,000	10,457
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	29,880	35,252
Texas State University System Financing System Revenue	5.000%	3/15/38	3,300	3,819
Texas State University System Financing System Revenue	5.000%	3/15/42	2,000	2,260
Texas Transportation Commission GO	5.000%	4/1/27	7,000	8,805
Texas Transportation Commission GO	5.000%	4/1/28	10,000	12,096
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/36	10,000	11,960
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,319
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	6,000	6,882
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	6,440	7,401
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	455
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	7,216
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	38
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	21,005
Texas Water Development Board Revenue	5.000%	10/15/30	10,000	12,255
United TX Independent School District GO	5.000%	8/15/26	2,195	2,724
United TX Independent School District GO	5.000%	8/15/27	2,300	2,829
United TX Independent School District GO	5.000%	8/15/28	2,355	2,880
United TX Independent School District GO	5.000%	8/15/29	2,535	3,080
University of Houston Texas Revenue	4.000%	2/15/30	4,610	5,056
University of North Texas Revenue	5.000%	4/15/33	3,200	3,756
University of North Texas Revenue	5.000%	4/15/34	3,000	3,509
University of North Texas Revenue	5.000%	4/15/36	3,000	3,491
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,298
				961,154
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,189
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,953
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,917
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,659
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,177
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	15,825	18,835
				37,730
Virginia (1.5%)
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,143
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,353
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	1,000	1,133
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,246
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,373
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group)	5.500%	5/15/19 (Prere.)	3,530	3,928

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group)	5.500%	5/15/35	6,470	7,152
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,827
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,882
Henrico County VA Water & Sewer Revenue	5.000%	5/1/27	2,585	3,298
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28	1,640	1,877
University of Virginia Revenue	5.000%	6/1/37	8,000	9,528
University of Virginia Revenue	5.000%	4/1/45	5,000	5,927
Virginia Commonwealth Transportation Board Revenue	4.000%	3/15/26	12,455	13,833
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	28,875	33,775
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32	17,375	20,104
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33	4,000	4,628
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/27	8,335	9,290
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/28	8,675	9,601
				150,898
Washington (1.6%)
3 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.580%	11/1/16	6,600	6,600
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,806
2 King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	7,170	7,580
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,201
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,234
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,850
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	4,028
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	5,124
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,279
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,768
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,355
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,302
Snohomish County WA Public Utility District No. 1 Revenue	5.000%	12/1/40	5,000	5,868
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/29	10,125	10,726
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,065	9,853
University of Washington Revenue	5.000%	7/1/34	2,000	2,367
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/23	1,800	2,181
Washington GO	5.000%	2/1/35	10,000	11,482
Washington GO	5.000%	8/1/35	2,000	2,313
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,465
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	5,940
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,288
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,522
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,598
2 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/19 (Prere.)	12,000	13,593
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40	2,215	2,444
2 Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	7,948
				166,715
West Virginia (0.4%)
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,799
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	7,101
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/44	20,000	23,147
West Virginia University Revenue	5.000%	10/1/36	5,985	6,900
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,587
				43,534
Wisconsin (1.2%)
Wisconsin GO	6.000%	5/1/36	10,000	11,151
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,303
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	7,541
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/30	6,150	6,964
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/36	15,000	16,069
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/39	5,000	5,297
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,393
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	20,690	22,989
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,966

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,768
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,091
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,171
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,491
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,681
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/41	15,000	17,547
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	2,950	3,561
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,295
				127,278
Total Tax-Exempt Municipal Bonds (Cost $9,430,361)				10,115,298

			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
4 Vanguard Municipal Cash Management Fund (Cost $112,210)	0.614%		1,122,095	112,209
Total Investments (99.8%) (Cost $9,542,571)				10,227,507

				Amount
				($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard				791
Receivables for Investment Securities Sold				48,577
Receivables for Accrued Income				127,990
Receivables for Capital Shares Issued				4,781
Other Assets				1,460
Total Other Assets				183,599
Liabilities
Payables for Investment Securities Purchased				(134,250)
Payables for Capital Shares Redeemed				(9,028)
Payables for Distributions				(10,209)
Payables to Vanguard				(9,937)
Other Liabilities				(2,350)
Total Liabilities				(165,774)
Net Assets (100%)				10,245,332

Long-Term Tax-Exempt Fund

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	9,538,257
Undistributed Net Investment Income	32
Accumulated Net Realized Gains	22,437
Unrealized Appreciation (Depreciation)
Investment Securities	684,936
Futures Contracts	(330)
Net Assets	10,245,332

Investor Shares—Net Assets
Applicable to 85,115,778 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,006,850
Net Asset Value Per Share—Investor Shares	$11.83

Admiral Shares—Net Assets
Applicable to 780,988,952 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,238,482
Net Asset Value Per Share—Admiral Shares	$11.83

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2016.
2 Securities with a value of $3,801,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $71,295,000, representing 0.7% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Interest[1]	364,139
Total Income	364,139
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,055
Management and Administrative—
Investor Shares	1,461
Management and Administrative—
Admiral Shares	6,055
Marketing and Distribution—
Investor Shares	226
Marketing and Distribution—
Admiral Shares	723
Custodian Fees	102
Auditing Fees	36
Shareholders’ Reports—Investor Shares	79
Shareholders’ Reports—Admiral Shares	104
Trustees’ Fees and Expenses	5
Total Expenses	9,846
Net Investment Income	354,293
Realized Net Gain (Loss)
Investment Securities Sold[1]	40,675
Futures Contracts	1,405
Realized Net Gain (Loss)	42,080
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	105,631
Futures Contracts	(307)
Change in Unrealized Appreciation
(Depreciation)	105,324
Net Increase (Decrease) in Net Assets
Resulting from Operations	501,697

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $385,000 and $1,000, respectively.

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	354,293	327,539
Realized Net Gain (Loss)	42,080	20,394
Change in Unrealized Appreciation (Depreciation)	105,324	(64,857)
Net Increase (Decrease) in Net Assets Resulting from Operations	501,697	283,076
Distributions
Net Investment Income
Investor Shares	(34,846)	(34,634)
Admiral Shares	(318,057)	(292,289)
Realized Capital Gain[1]
Investor Shares	(1,272)	(2,184)
Admiral Shares	(11,042)	(17,592)
Total Distributions	(365,217)	(346,699)
Capital Share Transactions
Investor Shares	64,359	(22,477)
Admiral Shares	1,028,954	664,563
Net Increase (Decrease) from Capital Share Transactions	1,093,313	642,086
Total Increase (Decrease)	1,229,793	578,463
Net Assets
Beginning of Period	9,015,539	8,437,076
End of Period[2]	10,245,332	9,015,539

1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $549,000 and $8,716,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $32,000 and $36,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.64	$11.73	$11.14	$11.82	$11.13
Investment Operations
Net Investment Income	.418	.430	.450	.441	. 437
Net Realized and Unrealized Gain (Loss)
on Investments	. 206	(. 063)	.590	(. 680)	.690
Total from Investment Operations	. 624	. 367	1.040	(. 239)	1.127
Distributions
Dividends from Net Investment Income	(.418)	(. 430)	(. 450)	(.441)	(. 437)
Distributions from Realized Capital Gains	(.016)	(.027)	—	—	—
Total Distributions	(. 434)	(. 457)	(. 450)	(.441)	(. 437)
Net Asset Value, End of Period	$11.83	$11.64	$11.73	$11.14	$11.82

Total Return[1]	5.39%	3.19%	9.52%	-2.07%	10.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,007	$928	$958	$988	$1,130
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.52%	3.69%	3.95%	3.84%	3.78%
Portfolio Turnover Rate	13%	18%	21%	35%	15%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.64	$11.73	$11.14	$11.82	$11.13
Investment Operations
Net Investment Income	.430	.439	.459	.450	.446
Net Realized and Unrealized Gain (Loss)
on Investments	. 206	(. 063)	.590	(. 680)	.690
Total from Investment Operations	.636	. 376	1.049	(. 230)	1.136
Distributions
Dividends from Net Investment Income	(. 430)	(. 439)	(. 459)	(. 450)	(. 446)
Distributions from Realized Capital Gains	(.016)	(.027)	—	—	—
Total Distributions	(. 446)	(. 466)	(. 459)	(. 450)	(. 446)
Net Asset Value, End of Period	$11.83	$11.64	$11.73	$11.14	$11.82

Total Return[1]	5.50%	3.27%	9.60%	-1.99%	10.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,238	$8,088	$7,480	$6,827	$7,039
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.62%	3.77%	4.03%	3.92%	3.86%
Portfolio Turnover Rate	13%	18%	21%	35%	15%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

Long-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $791,000, representing 0.01% of the fund’s net assets and 0.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	10,115,298	—
Temporary Cash Investments	112,209	—	—
Futures Contracts—Assets[1]	279	—	—
Futures Contracts—Liabilities[1]	(11)	—	—
Total	112,477	10,115,298	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2016	390	50,554	63
5-Year U.S. Treasury Note	December 2016	397	47,957	11
Ultra Long U.S. Treasury Bond	December 2016	124	21,816	(425)
30-Year U.S. Treasury Bond	December 2016	134	21,804	21
				(330)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $3,831,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at October 31, 2016, the fund had short-term and long-term capital gains of $7,971,000 and $24,236,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At October 31, 2016, the cost of investment securities for tax purposes was $9,552,653,000.

Net unrealized appreciation of investment securities for tax purposes was $674,854,000, consisting of unrealized gains of $692,077,000 on securities that had risen in value since their purchase and $17,223,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2016, the fund purchased $2,444,842,000 of investment securities and sold $1,263,536,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2016, such purchases and sales were $373,045,000 and $323,290,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	309,232	25,947	193,377	16,549
Issued in Lieu of Cash Distributions	29,134	2,445	29,539	2,530
Redeemed	(274,007)	(22,961)	(245,393)	(21,045)
Net Increase (Decrease) —Investor Shares	64,359	5,431	(22,477)	(1,966)
Admiral Shares
Issued	1,878,669	157,575	1,465,794	125,693
Issued in Lieu of Cash Distributions	212,274	17,810	199,970	17,129
Redeemed	(1,061,989)	(89,087)	(1,001,201)	(85,910)
Net Increase (Decrease) —Admiral Shares	1,028,954	86,298	664,563	56,912

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.49%	2.61%

Financial Attributes
		Bloomberg
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,672	49,796
Yield to Maturity
(before expenses)	3.1%	2.0%
Average Coupon	4.8%	4.8%
Average Duration	6.7 years	5.9 years
Average Stated Maturity	17.2 years	12.9 years
Short-Term Reserves	5.2%	—

Largest Area Concentrations[2]
California	13.2.%
New York	11.2
Illinois	9.5
Texas	8.7
New Jersey	7.9
Pennsylvania	6.1
Florida	6.0
Michigan	3.8
Wisconsin	2.5
Indiana	2.2
Top Ten	71.1%

Volatility Measures
Bloomberg
Barclays
Municipal
Bond Index
R-Squared	0.96
Beta	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	5.3%
1–3 Years	5.8
3–5 Years	3.7
5–10 Years	9.7
10–20 Years	33.0
20–30 Years	34.9
Over 30 Years	7.6

Distribution by Credit Quality (% of portfolio)

AAA	2.5%
AA	26.7
A	37.4
BBB	19.0
BB	3.8
B or Lower	3.8
Not Rated	6.8

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2006–October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2016		of a $10,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Investor Shares	6.15%	5.65%	4.85%	$16,059
Bloomberg Barclays Municipal Bond Index	4.06	4.34	4.57	15,637
General & Insured Municipal Debt
Funds Average[1]	4.34	4.55	3.92	14,696

				Final Value
				of a $50,000
	One Year	Five Years	Ten Years	Investment
High-Yield Tax-Exempt Fund Admiral Shares	6.26%	5.74%	4.93%	$80,936
Bloomberg Barclays Municipal Bond Index	4.06	4.34	4.57	78,184

1 Derived from data provided by Lipper, a Thomson Reuters Company.
See Financial Highlights for dividend and capital gains information.

High-Yield Tax-Exempt Fund

Fiscal-Year Total Returns (%): October 31, 2006–October 31, 2016
				Bloomberg
				Barclays
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2007	4.60%	-2.66%	1.94%	2.91%
2008	4.32	-12.52	-8.20	-3.30
2009	5.65	10.44	16.09	13.60
2010	4.76	4.00	8.76	7.78
2011	4.57	-1.31	3.26	3.78
2012	4.21	7.22	11.43	9.03
2013	3.74	-5.85	-2.11	-1.72
2014	4.23	5.64	9.87	7.82
2015	3.74	-0.27	3.47	2.87
2016	3.74	2.41	6.15	4.06

Average Annual Total Returns: Periods Ended September 30, 2016

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	12/27/1978	7.92%	5.83%	4.36%	0.68%	5.04%
Admiral Shares	11/12/2001	8.03	5.92	4.45	0.68	5.13

High-Yield Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of October 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (1.1%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	3,000	3,504
1 Birmingham AL GO	0.000%	3/1/37	2,500	2,809
2 Birmingham AL GO	0.000%	3/1/40	3,000	3,212
2 Birmingham AL GO	0.000%	3/1/45	4,000	4,266
Birmingham AL Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)	5.750%	6/1/45	2,500	2,770
Houston County AL Health Care Authority Revenue	5.000%	10/1/30	6,785	7,730
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	6,245
Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,000	3,566
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	42,927
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	29,672
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	6,300	6,319
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/36	2,820	3,098
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/43	5,080	5,542
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,585
				126,245
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,105	6,950
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,818
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,803
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	2,530	2,570
				21,141
American Samoa (0.0%)
American Samoa Economic Development Authority Revenue	6.625%	9/1/35	5,000	5,018

Arizona (0.9%)
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37	7,000	7,002
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,598
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/33	1,700	1,883
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34	8,250	9,054
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/27	1,830	2,266
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/37	2,310	2,727
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,879
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/28	2,250	2,747
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/29	6,670	8,057
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	5,925	6,998
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	5,520	6,498
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	3,000	3,253
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	10,516
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	21,203
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,855
				102,536
Arkansas (0.2%)
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/24	1,600	1,918
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/27	2,970	3,536
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/28	3,845	4,548
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/30	5,045	5,882
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/33	1,425	1,637

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/33	1,645	1,890
				19,411
California (13.2%)
Alameda CA Corridor Transportation Authority Revenue	5.400%	10/1/17 (Prere.)	5,250	5,474
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	1,000	588
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34	3,750	4,393
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/35 (4)	3,750	4,093
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	3,200	3,739
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35 (4)	3,850	4,568
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36	2,000	2,330
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36 (4)	2,210	2,614
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37 (4)	1,500	1,629
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	6,000	6,978
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.230%	4/1/20	5,000	4,981
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.530%	5/1/23	10,000	9,993
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	5,175	5,515
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	5	5
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	195	208
California Educational Facilities Authority Revenue (Stanford University)	5.250%	4/1/40	5,940	8,338
California GO	5.000%	11/1/21	13,845	14,427
California GO	5.250%	9/1/24	6,500	7,780
California GO	5.000%	9/1/28	8,230	9,656
California GO	5.000%	9/1/29	4,565	5,347
4 California GO	5.000%	8/1/30	14,500	17,758
California GO	5.000%	10/1/30	12,600	15,334
California GO	4.000%	9/1/31	10,000	11,125
California GO	6.000%	3/1/33	3,000	3,482
California GO	5.125%	4/1/33	15,000	15,819
California GO	6.500%	4/1/33	34,000	38,401
California GO	5.000%	9/1/36	3,250	3,829
California GO	5.000%	2/1/38	6,375	7,400
California GO	5.250%	3/1/38	5,000	5,264
California GO	5.500%	11/1/39	10,000	11,239
California GO	6.000%	11/1/39	5,000	5,707
California GO	5.000%	2/1/43	2,750	3,180
California GO	5.000%	11/1/43	12,500	14,671
California GO	4.000%	9/1/45	3,000	3,243
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	4,500	5,100
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,515
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	10,000	10,644
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,371
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,383
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,338
4 California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/41	10,000	11,557
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/55	3,000	3,464
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,782
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/40	10,000	10,545
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,001
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/34	13,770	15,931
California Infrastructure & Economic Development Bank Revenue
(Pacific Gas & Electric Co.) VRDO	0.500%	11/1/16 LOC	2,070	2,070
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,278
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	3,585	4,137
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.750%	2/1/17	20,000	20,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	5.250%	12/1/17	12,155	12,652
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35	10,000	11,136
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	3,600	4,198
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,628
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,895
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/31	15,305	16,844
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	9,035	10,499
5 California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	9,275	10,265
California State University Systemwide Revenue	4.000%	11/1/38	5,560	6,089
California State University Systemwide Revenue	4.000%	11/1/45	2,750	2,985

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California State University Systemwide Revenue	5.000%	11/1/45	6,400	7,638
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,209
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49	4,700	5,200
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	5.000%	3/1/30	6,380	7,748
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	5.000%	3/1/35	4,500	5,349
	California Statewide Communities Development Authority Revenue (John Muir Health)	4.000%	8/15/46	3,200	3,321
	California Statewide Communities Development Authority Revenue (John Muir Health)	4.000%	8/15/51	4,000	4,133
	California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	21,529
	California Statewide Communities Development Authority Revenue
	(Loma Linda University Medical Center)	5.000%	12/1/36	9,000	10,083
	California Statewide Communities Development Authority Revenue
	(Loma Linda University Medical Center)	5.000%	12/1/41	10,000	11,126
	California Statewide Communities Development Authority Revenue
	(Loma Linda University Medical Center)	5.500%	12/1/54	12,000	13,377
	California Statewide Communities Development Authority Revenue
	(Loma Linda University Medical Center)	5.250%	12/1/56	40,750	45,461
5	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/18 (Prere.)	8,000	8,604
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,321
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	678
[3,6]	Eaton Vance California Municipal Income Trust	2.130%	9/1/19	15,000	15,001
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/38 (15)	1,465	1,703
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/42	6,000	5,097
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43	8,730	10,422
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	18,000	21,045
	Golden State Tobacco Securitization Corp. California Revenue	4.500%	6/1/27	4,000	4,009
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32	4,500	5,337
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35	15,000	17,452
	Golden State Tobacco Securitization Corp. California Revenue	5.300%	6/1/37	7,000	6,952
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40	38,175	44,164
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/45	3,650	4,223
	Golden State Tobacco Securitization Corp. California Revenue	5.750%	6/1/47	31,245	30,761
	Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	4,000	4,122
	Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	6,153
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/37	3,000	3,580
	Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,931
	Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/28	2,805	3,266
	Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/29	2,825	3,279
	Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32	3,500	4,011
	Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35	2,350	2,684
	Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	5,842
	Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,379
	Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30	15,000	15,902
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32	2,000	2,345
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/34	2,500	2,704
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,750	2,039
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	1,500	1,618
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	11,000	12,673
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	2,500	2,980
	Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,420
	Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,677
	Los Angeles CA Unified School District GO	4.000%	7/1/35	7,000	7,756
	Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	4,837
	Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	3,465	3,873
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33	2,500	2,937
	Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/34	1,500	1,633
	Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/36	750	811
	Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/40	2,000	2,150
	Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,656
	Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	11,300	12,168
	Northstar Community Services District California Community Facilities District No. 1
	Special Tax Revenue	5.000%	9/1/37	10,000	10,057
	Oakland CA Unified School District GO	6.125%	8/1/19 (Prere.)	4,000	4,562
	Oakland CA Unified School District GO	5.000%	8/1/30	1,250	1,509
	Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,194
	Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,595
	Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,963
	Oakland CA Unified School District GO	5.000%	8/1/40	4,000	4,685

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palomar Pomerado Health California GO	4.000%	8/1/31	4,000	4,389
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	4,812
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	12,703
Palomar Pomerado Health California Revenue	5.000%	11/1/28	3,500	4,052
Palomar Pomerado Health California Revenue	5.000%	11/1/29	4,605	5,297
Palomar Pomerado Health California Revenue	5.000%	11/1/30	3,335	3,818
Palomar Pomerado Health California Revenue	5.000%	11/1/31	2,485	2,836
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,563
Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,376
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,739
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,682
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,542
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,259
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,249
Poway CA Unified School District GO	0.000%	8/1/46	2,500	828
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,610
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,740	4,434
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,490	2,931
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,990	3,479
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/31 (14)	2,000	2,209
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/32 (14)	3,205	3,510
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/34 (14)	2,140	2,319
Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,023
Rancho Santiago CA Community College District GO	5.125%	9/1/28 (4)	12,000	15,484
Rancho Santiago CA Community College District GO	5.125%	9/1/29 (4)	6,000	7,763
Riverside CA Community College District GO	5.000%	8/1/28	5,000	6,221
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42	7,000	2,317
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/37	11,000	12,258
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21	425	474
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,252
San Bernardino CA City Unified School District GO	5.000%	8/1/26 (4)	1,310	1,569
San Bernardino CA City Unified School District GO	5.000%	8/1/28 (4)	1,500	1,772
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,194
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	32,763
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	5,500	6,141
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	9,838
San Francisco CA City & County International Airport Revenue	5.750%	5/1/19	20,565	22,053
San Francisco CA City & County International Airport Revenue	5.750%	5/1/20	26,405	28,316
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	5,000	5,696
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	2,095	2,373
San Francisco CA City & County International Airport Revenue	5.250%	5/1/33	10,000	11,556
San Francisco CA City & County International Airport Revenue	5.000%	5/1/39	2,500	2,846
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	2,130	2,388
San Francisco CA City & County International Airport Revenue	5.000%	5/1/40	5,000	5,689
San Francisco CA City & County International Airport Revenue	5.000%	5/1/41	15,875	18,228
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46	15,000	17,131
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,492
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,772
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,304
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,867
6 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	3.000%	8/1/21	6,000	6,159
6 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/23	2,000	1,455
6 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/26	3,000	1,842
6 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/31	6,000	2,787
6 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/43	9,000	2,138
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,838

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,428
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,704
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,119
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,478
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,629
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	12,383
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,428
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.540%	8/1/18 (14)	780	783
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,751
San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,171
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	10,503
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,937
Stockton CA Public Financing Authority Revenue	4.000%	9/2/27 (15)	1,170	1,342
Stockton CA Public Financing Authority Revenue	4.000%	9/2/29 (15)	1,355	1,517
Stockton CA Public Financing Authority Revenue	4.000%	9/2/31 (15)	1,000	1,102
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,705
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,981
Sweetwater CA Unified School District GO	4.000%	8/1/42	2,000	2,149
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	6,385	7,168
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	5,391
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44	12,500	13,487
University of California Revenue	5.000%	5/15/46	3,000	3,568
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	9,087
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	11,026
West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	4,150
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	18,865	21,366
				1,476,338
Colorado (1.6%)
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,820
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/27	2,515	2,948
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,683
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,865
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/31	4,580	5,148
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/31	1,400	1,566
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/37	1,800	1,980
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,563
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	8,119
Colorado Health Facilities Authority Revenue (Sunny Vista Living Center)	6.125%	12/1/45	1,000	1,089
Colorado Health Facilities Authority Revenue (Sunny Vista Living Center)	6.250%	12/1/50	2,000	2,180
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,413
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	9,005
Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/46	4,850	5,160
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	4,850
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	23,926
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	11,812
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,600	14,457
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	10,025	6,430
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/17	1,000	1,027
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/18	1,375	1,440
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,084
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,094
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	551
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	6,000	6,830
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	14,765	16,779
Solaris CO Metropolitan District GO	3.750%	12/1/26	650	644
Solaris CO Metropolitan District GO	5.000%	12/1/36	850	885
Solaris CO Metropolitan District GO	5.000%	12/1/46	1,880	1,941
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21	1,960	1,931
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26	6,000	5,813
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30	1,535	1,627
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	8,000	9,202
University of Colorado Hospital Authority Revenue	5.000%	11/15/42	12,500	14,287
				183,149

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut (0.2%)
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	2.875%	9/1/20	700	699
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/53	2,600	2,794
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,582
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,734
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,918
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,500	1,739
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	7,158
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	3,100
South Central CT Regional Water Authority Water System Revenue	5.000%	8/1/27	1,000	1,248
				24,972
Delaware (0.0%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,422

District of Columbia (0.6%)
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/31	5,925	7,109
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/32	3,445	4,115
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/34	1,000	1,178
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.125%	1/1/35	1,560	1,593
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.250%	1/1/39	1,015	1,038
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,607
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	7,390	7,424
5 District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/18 (Prere.)	10,000	10,876
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25	10,000	11,123
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	4,000	4,686
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44	2,500	2,827
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,331
				65,907
Florida (6.0%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44	25,000	28,201
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/39	20,000	22,627
Broward County FL Airport System Revenue	5.000%	10/1/37	7,755	8,585
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,276
Broward County FL Airport System Revenue	5.000%	10/1/45	12,455	14,120
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,376
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,799
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	12/1/45	3,000	3,099
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.125%	12/1/50	2,000	2,068
4 Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	10,267
4 Central Florida Expressway Authority Revenue	4.000%	7/1/35	5,000	5,364
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,131
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,543
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	1,005	1,073
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	14,455	15,004
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/28	1,335	1,612
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/29	1,250	1,498
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/30	1,325	1,576
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	1,585	1,652
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48	460	464
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	2,012
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,123
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,739
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/35	1,000	1,153
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/46	3,850	4,354
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	7,356
Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	7,069
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	7,985
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	8,325
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	366
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,653
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	11,514
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,502
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,994

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37	750	834
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,665
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	6,250	7,004
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/45	8,980	10,010
Lee County FL Solid Waste System Revenue	5.000%	10/1/22 (14)	2,000	2,334
Lee County FL Solid Waste System Revenue	5.000%	10/1/23 (14)	2,815	3,326
Lee County FL Solid Waste System Revenue	5.000%	10/1/24 (14)	3,175	3,781
Lee County FL Solid Waste System Revenue	5.000%	10/1/25 (14)	2,545	3,047
Lee County FL Solid Waste System Revenue	5.000%	10/1/26 (14)	1,465	1,759
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	13,350	13,557
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,249
Martin County FL Industrial Development Authority Revenue
(Indiantown Cogeneration, LP Project)	3.950%	12/15/21	14,900	15,551
Martin County FL Industrial Development Authority Revenue
(Indiantown Cogeneration, LP Project)	4.200%	12/15/25	9,000	9,390
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,467
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,725
6 Miami Beach FL Resort Tax Revenue TOB VRDO	0.680%	11/7/16	4,620	4,620
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	4/1/18 (Prere.)	6,875	7,282
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	10/1/24 (14)	11,700	12,311
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	5,000	5,805
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	5,000	5,775
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,215	8,290
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	6,150	7,030
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	17,000	19,331
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,705	5,424
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	29,000	33,125
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38	5,000	5,681
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41	15,750	18,375
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	4,000	4,471
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	3,500	4,008
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	6,137
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	5,975	6,281
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,806
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,976
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,086
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	6,170
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	2,919
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	4,170	4,814
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	2,460	2,821
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,500	7,385
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	3,109
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,240
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,047
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21 (4)	20,000	22,764
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	10,000	11,546
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17 (ETM)	380	399
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,546
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,698
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,208
Palm Beach County FL Health Facilities Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc. Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,347
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,512
Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49	3,000	3,658
Port St. Lucie FL Utility Revenue	4.000%	9/1/32	5,000	5,463
Port St. Lucie FL Utility Revenue	4.000%	9/1/33	4,000	4,356
Port St. Lucie FL Utility Revenue	4.000%	9/1/34	3,000	3,259
Port St. Lucie FL Utility Revenue	4.000%	9/1/36	5,000	5,410
4 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,351
4 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,489
4 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,349
4 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,695
4 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,270
4 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,148
4 Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,253
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,824
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	9,297
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/40	7,155	8,018
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	5,000	5,575
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	8,424

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/46	8,500	9,909
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/40	2,500	2,830
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,824
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,710	6,755
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	8,281
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/45	2,655	2,988
				672,944
Georgia (1.7%)
Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43	5,615	6,377
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	17,306
5 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,884
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,230
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,770	6,669
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,690
4 Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46	7,910	9,039
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	730	755
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28	6,685	7,610
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/36	4,050	4,497
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/42	8,800	9,683
Georgia GO	5.000%	11/1/16	8,055	8,055
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	1,085	1,120
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/29	5,775	6,869
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	5,385	5,632
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	1,270	1,387
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/20	5,240	5,836
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,722
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	2,380	2,845
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26	5,630	6,928
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	530	660
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,179
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,811
Municipal Electric Authority Georgia Revenue	5.500%	7/1/18 (Prere.)	5,180	5,577
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,951
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	12,000	14,864
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,874
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,966
Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	22,199
				186,215
Guam (0.1%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	1/1/46	5,500	6,254
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,586
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,578
				16,418
Hawaii (0.6%)
Hawaii Airports System Revenue	5.000%	7/1/45	21,455	24,409
Hawaii Department of Budget & Finance Special Purpose Revenue
(Chaminade University of Honolulu)	5.000%	1/1/35	1,230	1,278
Hawaii Department of Budget & Finance Special Purpose Revenue
(Chaminade University of Honolulu)	5.000%	1/1/45	1,500	1,541
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25	2,250	2,672
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26	3,500	4,142
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,635
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,661
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,739
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,641
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17 (14)	6,000	5,948
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,947
				63,613
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,224
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,594
				16,818
Illinois (9.5%)
Chicago IL Board of Education GO	5.000%	12/1/31	1,250	1,139
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	5,698

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	7,927
Chicago IL Board of Education GO	5.000%	12/1/34	5,410	4,884
Chicago IL Board of Education GO	5.250%	12/1/35	4,965	4,593
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	17,889
Chicago IL Board of Education GO	5.000%	12/1/41	9,355	8,304
Chicago IL Board of Education GO	5.000%	12/1/42	25,740	22,752
Chicago IL Board of Education GO	7.000%	12/1/44	42,500	45,135
Chicago IL Board of Education GO	6.500%	12/1/46	14,500	14,874
Chicago IL GO	5.000%	1/1/24	6,645	7,032
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,776
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,650
Chicago IL GO	0.000%	1/1/31	4,915	2,087
Chicago IL GO	5.500%	1/1/31	500	533
Chicago IL GO	5.000%	1/1/34	6,660	6,762
Chicago IL GO	5.000%	1/1/34	2,000	2,035
Chicago IL GO	5.000%	1/1/35	4,370	4,437
Chicago IL GO	5.000%	1/1/38	13,000	13,055
Chicago IL GO	5.500%	1/1/39	3,700	3,899
Chicago IL GO	5.500%	1/1/42	2,000	2,091
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,395
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	2,099
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	18,555
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,608
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,882
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	8,097
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,578
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,966
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,991
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	8,500	9,749
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	12,212
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	4,031
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	11,000	12,540
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	17,242
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	5,600	6,298
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	7,000	8,040
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38	12,000	13,977
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	3,000	3,460
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46	3,565	3,955
Chicago IL Park District GO	5.000%	1/1/40	7,500	8,168
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	11,458
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,694
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	2,950	3,307
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	5,977
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,785
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,782
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,223
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,855
Chicago IL Water Revenue	5.250%	11/1/38	16,315	17,123
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,113
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,774
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	1,500	1,666
6 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.660%	11/7/16	7,000	7,000
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,339
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,758
4 Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45	20,000	22,271
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38	7,500	8,097
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39	8,150	8,946
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42	2,000	2,191
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	22,500	23,889
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/36	1,400	1,530
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/40	1,275	1,385
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/17 (Prere.)	8,230	8,600
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/37	10,000	10,676
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/32	2,735	2,941
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/32	500	591
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/34	1,620	1,721
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/36	1,360	1,579
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/41	7,875	9,078
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	9,235	9,778
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46	2,200	2,457

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42	5,500	5,888
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46	5,750	6,183
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/40	2,950	3,338
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46	9,500	10,676
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	6,000	6,445
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,980
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,502
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20 (Prere.)	4,020	4,697
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/34	1,915	2,206
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/35	1,875	2,157
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	2,245	2,552
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,608
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	19,750	22,388
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.000%	5/15/37	1,750	1,868
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/45	1,000	1,081
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/50	2,845	2,986
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/33	5,000	5,538
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/34	4,580	5,056
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/36	5,000	5,493
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/41	4,000	3,820
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41	2,000	2,180
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,886
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19 (Prere.)	2,775	3,203
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/33	4,555	4,750
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/34	2,425	2,519
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	1,825	2,064
Illinois Finance Authority Revenue (Rush University Medical Center)	6.625%	5/1/19 (Prere.)	10,000	11,388
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/38	8,900	10,246
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	6.875%	8/15/19 (Prere.)	500	580
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	16,302
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	7,300	8,246
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/44	1,750	1,944
Illinois GO	5.000%	1/1/19 (4)	4,000	4,241
Illinois GO	5.000%	1/1/20 (4)	2,930	3,166
4 Illinois GO	5.000%	2/1/20	19,750	21,114
Illinois GO	5.000%	8/1/21	8,000	8,723
Illinois GO	5.000%	3/1/22	5,000	5,465
Illinois GO	5.000%	5/1/22	1,150	1,259
Illinois GO	5.000%	8/1/22	14,225	15,612
4 Illinois GO	5.000%	2/1/23	5,000	5,489
Illinois GO	5.000%	3/1/23	6,165	6,685
Illinois GO	5.000%	8/1/23	13,800	15,206
Illinois GO	5.000%	3/1/24	5,000	5,385
Illinois GO	5.000%	8/1/24	13,660	14,752
Illinois GO	5.000%	2/1/25	2,270	2,482
Illinois GO	5.000%	8/1/25	3,000	3,219
Illinois GO	5.000%	1/1/28	5,000	5,436
4 Illinois GO	5.000%	2/1/28	10,000	10,949
Illinois GO	5.000%	5/1/29	6,125	6,524
Illinois GO	5.000%	6/1/30	4,725	4,741
Illinois GO	5.250%	2/1/32	9,575	10,359
Illinois GO	5.250%	2/1/33 (4)	6,200	6,695
Illinois GO	5.500%	7/1/33 (4)	3,350	3,768
Illinois GO	5.000%	1/1/34	6,805	7,030
Illinois GO	5.250%	2/1/34 (4)	3,125	3,369
Illinois GO	5.000%	5/1/34	2,500	2,614
Illinois GO	5.500%	7/1/38	7,500	8,198
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,179
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,143
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,594
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	6,000	6,950
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,755
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	10,815
6 Illinois Toll Highway Authority Revenue TOB VRDO	0.680%	11/7/16	3,100	3,100
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	10,000	5,178
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,894
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/30 (14)	13,555	7,341
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	10,000	5,292

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	10,000	5,051
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	5,000	5,304
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/53	7,500	8,170
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.500%	6/15/53	9,000	10,221
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/33	4,000	4,285
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35	5,000	5,298
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/36	4,500	4,752
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41	10,125	11,638
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	1,200	1,409
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/35	3,190	3,588
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,585
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/31	13,330	6,433
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31	8,150	8,210
				1,070,415
Indiana (2.2%)
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/35	1,695	1,974
4 Chesterton IN Economical Development Revenue (Storypoint Chesterton Project)	6.375%	1/15/51	5,000	5,003
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,163
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,856
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,474
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	0.850%	12/1/16	8,000	8,000
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/51	10,000	11,398
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,656
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,724
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	5,500	6,004
Indiana Finance Authority Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/39	7,205	8,272
Indiana Finance Authority Revenue (I-69 Development Partners LLC)	5.250%	9/1/34	5,000	5,386
Indiana Finance Authority Revenue (I-69 Development Partners LLC)	5.250%	9/1/40	9,000	9,630
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,773
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44	25,550	28,097
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48	28,025	30,643
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	25,493
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	13,275	14,697
Indianapolis IN Airport Authority Special Facilities Revenue (Federal Express Corp. Project)	5.100%	1/15/17 (ETM)	14,500	14,628
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/31	5,000	5,723
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/32	4,500	5,120
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/33	3,150	3,571
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	5,000	5,813
3 Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.380%	12/2/19	35,000	34,617
				247,715
Iowa (0.9%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	12,965	13,320
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	43,385	43,982
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,191
Iowa Higher Education Loan Authority Revenue Private College Facility (Wartburg College Project)	5.000%	10/1/32	5,000	5,295
Iowa Higher Education Loan Authority Revenue Private College Facility (Wartburg College Project)	5.000%	10/1/37	8,950	9,376
Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,854
Xenia IA Rural Water District Revenue	5.000%	12/1/36	2,000	2,276
Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,262
				97,556
Kansas (0.5%)
Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,468
Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,762
Ford County KS Unified School District No. 443 GO	4.000%	3/1/28 (15)	1,000	1,142
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30	1,000	1,109
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	1,000	1,102
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/29	3,000	3,332
Wichita KS GO	5.000%	12/1/34	2,280	2,646

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wichita KS GO	5.000%	12/1/35	2,365	2,743
Wichita KS GO	5.000%	12/1/39	11,305	12,946
Wichita KS Health Care Facilities Revenue	5.000%	12/1/31	500	508
Wichita KS Health Care Facilities Revenue	5.250%	12/1/36	500	511
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,730
Wichita KS Health Care Facilities Revenue	5.375%	12/1/46	1,250	1,271
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,881
Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,661
				59,812
Kentucky (0.6%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/40	3,125	3,477
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.250%	8/15/46	11,555	12,529
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	175	177
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/33	3,065	2,671
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/39	3,000	2,545
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53	12,025	14,133
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital& St. Mary’s Healthcare Inc. Project)	5.750%	2/1/18 (Prere.)	9,400	9,974
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42	9,500	11,264
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22 (Prere.)	4,775	5,727
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	1,475	1,622
				64,119
Louisiana (1.3%)
6 Juban Crossing LA Economic Development District Revenue	7.000%	9/15/44	6,250	6,620
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/18 (Prere.)	6,000	6,557
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.950%	6/1/38	875	887
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,856
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	9,990	11,543
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44	8,095	9,388
6 Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	28,700	31,873
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/39	17,500	20,024
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42	8,000	8,771
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/42 (4)	3,500	3,950
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,491
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	3,088
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,000	2,258
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,422
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,896
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,347
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,997
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,667
				144,635
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/41	3,500	3,861
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/46	7,750	8,509
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	1,770	1,874
				14,244
Maryland (1.0%)
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,067
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,223
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,401
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43	5,000	5,643
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,776
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	7,310
Maryland Economic Development Corp. Revenue (Purple Line Light Rail Project)	5.000%	3/31/24	8,000	9,229
Maryland GO	4.000%	6/1/30	7,500	8,483
Maryland Health & Higher Educational Facilities Authority Revenue
(Life Bridge Health Obligated Group)	5.000%	7/1/40	2,000	2,325

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue
(Life Bridge Health Obligated Group)	5.000%	7/1/47	15,000	17,346
4 Maryland Health & Higher Educational Facilities Authority Revenue
(Life Bridge Health Obligated Group)	5.000%	7/1/47	3,500	4,006
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	4.000%	6/1/42	2,500	2,614
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,722
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,229
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/45	7,750	8,649
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/33	6,750	7,686
Montgomery County MD GO CP	0.920%	12/1/16	9,800	9,800
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39	750	842
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44	2,000	2,248
				112,599
Massachusetts (1.2%)
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	144
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	894
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	635	709
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35	4,065	4,604
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/36	1,750	1,982
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37	2,000	2,258
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	4.000%	7/1/38	2,500	2,556
4 Massachusetts Development Finance Agency Revenue (Boston University)	5.000%	10/1/28	3,560	4,515
4 Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/34	1,000	1,075
4 Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/46	9,500	10,033
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41	5,000	5,612
Massachusetts Development Finance Agency Revenue (Harvard University)	5.500%	11/15/18 (Prere.)	1,095	1,197
Massachusetts Development Finance Agency Revenue (Harvard University)	5.500%	11/15/18 (Prere.)	3,380	3,696
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,826
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,646
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,318
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,653
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,182
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,759
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,802
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,092
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20	5,000	5,515
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21	5,000	5,582
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	1/1/24	7,000	8,082
3 Massachusetts GO PUT	0.930%	8/1/17	5,000	4,998
Massachusetts GO VRDO	0.460%	11/1/16	2,650	2,650
Massachusetts Health & Educational Facilities Authority Revenue
(Baystate Medical Center) VRDO	0.520%	11/1/16 LOC	4,900	4,900
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,598
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,295
Massachusetts Port Authority Revenue	5.000%	7/1/43	10,000	11,558
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,996
Massachusetts Port Authority Revenue	4.000%	7/1/46	8,000	8,312
				140,039
Michigan (3.8%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,500	1,811
Chippewa Valley MI Schools GO	5.000%	5/1/29	1,000	1,197
Chippewa Valley MI Schools GO	5.000%	5/1/30	1,000	1,189
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,183
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.500%	7/1/24	10,000	10,258
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,289
Detroit MI Water Supply System Revenue	5.000%	11/14/16 (Prere.)	4,415	4,422
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,487
Detroit MI Water Supply System Revenue	5.250%	7/1/41	1,270	1,394
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	14,188
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/44	1,730	1,948
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/47	3,550	3,991
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	4,000	4,678
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	5,000	5,690
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	5,000	5,977
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31	6,000	6,957
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/20 (Prere.)	10,000	11,440
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/31	3,000	3,188

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/32	3,350	3,541
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/33	4,750	5,000
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	10,000	11,006
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	7,500	8,417
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43	16,110	17,809
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,435
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,500	5,163
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/27	850	1,050
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/28	1,000	1,225
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/29	1,000	1,216
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/30	1,000	1,207
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/31	1,000	1,197
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,497
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,367
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,827
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,855
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,464
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,429
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,181
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	3,250	3,852
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/33	5,500	6,362
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	11/1/44	8,630	9,679
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	2,500	2,885
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	2,805	3,218
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (4)	4,400	5,070
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	2,000	2,265
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	1,500	1,693
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,500	6,222
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	4,500	5,076
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	17,830	19,587
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	7,510	8,076
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/41	10,000	11,297
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	2,340	2,715
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	4,670	5,419
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,025	4,650
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/34	2,200	2,533
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/35	2,515	2,885
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,183
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,464
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	3,500	4,286
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/28	2,000	2,420
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	2,500	2,814
6 Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.660%	11/7/16	3,335	3,335
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	2,665	2,718
Michigan Finance Authority Student Loan Revenue	5.000%	11/1/16	3,670	3,670
Michigan Finance Authority Student Loan Revenue	5.000%	11/1/17	2,625	2,707
Michigan GO	5.250%	9/15/17 (Prere.)	12,000	12,466
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35	2,115	2,355
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	4,872
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	3,735	3,688
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	15,830	16,225
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,773
Oakland University MI Revenue	5.000%	3/1/47	9,000	10,344
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,446
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,192
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,191
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,189
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,187
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,601
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,122
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,311
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	7,000	7,950
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,040
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,696
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,520
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,891
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,292
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,192
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,898
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,227
				429,922

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Minnesota (0.4%)
	Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,220
	Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,234
	Dakota County MN Community Development Agency Multifamily Housing Revenue
	(Highview Hills Senior Housing Project)	7.000%	8/1/18 (Prere.)	8,000	8,827
	Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	9,217
	Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	440	457
	Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,645
	Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	1,038
	Minnesota Municipal Power Agency Revenue	5.000%	10/1/47	2,500	2,921
5	Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,642
	Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48	10,000	11,538
	St. Paul MN Housing & Redevelopment Authority Hospital Revenue (HealthEast Obligated Group)	5.250%	11/15/28	1,650	1,825
					48,564
Mississippi (0.5%)
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,150	4,851
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,847
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,314
	Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.500%	11/1/16	12,800	12,800
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
	(Chevron USA Inc. Project) VRDO	0.500%	11/1/16	900	900
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
	(Chevron USA Inc. Project) VRDO	0.500%	11/1/16	7,100	7,100
	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/46	17,500	19,482
	Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,239
					56,533
Missouri (0.9%)
	Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
	(St. Francis Medical Center)	5.000%	6/1/33	10,000	11,108
	Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/29	1,105	1,289
	Kirkwood MO Industrial Development Authority Retirement Community Revenue
	(Aberdeen Heights Project)	8.250%	5/15/39	5,000	5,697
	Kirkwood MO Industrial Development Authority Retirement Community Revenue
	(Aberdeen Heights Project)	8.250%	5/15/45	5,000	5,685
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue
	(St. Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,515
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue
	(St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,460
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue
	(St. Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,140
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	5,200	5,685
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	1,300	1,397
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48	2,475	2,768
4	Missouri Health & Educational Facilities Authority Revenue
	(Lutheran Senior Services Obligated Group)	5.000%	2/1/35	1,065	1,198
4	Missouri Health & Educational Facilities Authority Revenue
	(Lutheran Senior Services Obligated Group)	5.000%	2/1/46	4,000	4,440
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,713
	Missouri Housing Development Corp. Single Family Mortgage Revenue	6.000%	3/1/38	380	384
	Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38	1,800	1,815
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	9,000	9,815
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/33	10,000	10,827
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/27	1,750	2,113
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/28	2,690	3,229
	St. Louis County MO Industrial Development Authority Revenue
	(Ranken-Jordan Pediatric Specialty Hospital)	4.000%	11/15/36	1,400	1,342
	St. Louis County MO Industrial Development Authority Revenue
	(Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/41	1,000	1,068
	St. Louis County MO Industrial Development Authority Revenue
	(Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/46	1,750	1,862
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
	(St. Andrew’s Resources for Seniors Obligated Group)	5.000%	12/1/35	2,000	2,087
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
	(St. Andrew’s Resources for Seniors Obligated Group)	5.125%	12/1/45	4,250	4,419
					97,056
Multiple States (1.1%)
[3,6]	Eaton Vance Municipal Income Trust	2.130%	9/1/19	10,000	10,001
6	Nuveen Quality Municipal Income Fund VRDP VRDO	0.810%	11/7/16 LOC	55,000	55,000
6	Nuveen Quality Municipal Income Fund VRDP VRDO	0.810%	11/7/16 LOC	55,000	55,000
					120,001

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,827
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	14,420	16,132
	Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/32	2,010	2,178
	Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/33	1,785	1,924
	Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,686
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/41	3,680	4,274
					31,021
Nevada (0.4%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,382
	Clark County NV School District GO	5.000%	6/15/18 (Prere.)	10,000	10,666
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28	2,000	2,449
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29	2,000	2,430
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	6,000	7,086
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/17 (Prere.)	2,550	2,667
	Sparks NV Local Improvement District Revenue	6.500%	9/1/20	1,065	1,129
	Sparks NV Local Improvement District Revenue	6.750%	9/1/27	2,640	2,755
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/37	2,000	2,374
					41,938
New Hampshire (0.2%)
4	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/38	4,000	4,469
	New Hampshire Health & Education Facilities Authority Revenue
	(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,527
	New Hampshire Health & Education Facilities Authority Revenue
	(Southern New Hampshire University)	5.000%	1/1/42	4,450	4,929
	New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	7,000	8,331
					19,256
New Jersey (7.9%)
	Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	4,981
	Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,477
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,773
	Camden County NJ Improvement Authority Lease Revenue
	(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,425
	Camden County NJ Improvement Authority Lease Revenue
	(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,933
	Camden County NJ Improvement Authority Lease Revenue
	(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,900
[3,6]	Eaton Vance New Jersey Municipal Income Trust	2.130%	9/1/19	7,500	7,501
	Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	14,501
	New Jersey Building Authority Revenue	5.000%	6/15/19	13,670	14,727
	New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,458
	New Jersey COP	5.250%	6/15/27	5,000	5,412
	New Jersey Economic Development Authority Retirement Community Revenue
	(Seabrook Village Inc.)	5.250%	11/15/16 (Prere.)	2,000	2,003
	New Jersey Economic Development Authority Retirement Community Revenue
	(Seabrook Village Inc.)	5.250%	11/15/16 (Prere.)	1,500	1,503
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	10,000	11,183
	New Jersey Economic Development Authority Revenue	5.250%	6/15/40	2,500	2,780
	New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36	3,800	3,890
	New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43	750	852
	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,458
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	11,391
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,455	4,039
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,424
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	6,300	7,498
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,370
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	755	841
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	4,500	5,183
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	4,750	5,263
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	8,863
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,776
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	7,317
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	700	800
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,328
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,805
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,631
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,247
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	21,032

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,234
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,811
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/31	4,000	4,441
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.125%	9/15/23	12,730	14,163
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.250%	9/15/29	9,750	10,841
New Jersey Educational Facilities Authority Revenue (College of St. Elizabeth)	5.000%	7/1/46	4,000	4,178
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32	3,000	3,478
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33	3,000	3,462
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	7,559
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,319
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,527
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48	13,540	13,615
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	8,484
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,408
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/18	15,000	15,868
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,537
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,234
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,629
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,192
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,853
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,400
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	1,815	2,028
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/29	5,000	4,855
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/29	10,000	10,010
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/30	5,000	4,797
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.625%	12/1/30	2,650	2,762
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/31	9,500	9,243
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/39	1,750	1,757
4 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,575	8,562
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	7,500	8,396
4 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	3,775	4,188
4 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	18,550	19,302
4 New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31	11,500	11,946
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/19	1,950	2,101
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	1,500	1,673
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/23	2,740	3,084
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/26	21,615	24,167
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	5,000	5,551
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	5,000	5,418
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38	18,000	19,454
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,948
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	19,665	21,249
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,360	1,450
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	9,000	9,806
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,240	5,749
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,205	1,322
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	2,570	2,812
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	6,000	6,791
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,839
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	2,140	2,433
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	15,250	17,749
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,461
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22 (4)	8,175	9,714
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	2,105	2,421
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,039
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,861
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	21,964
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	9,744
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	21,568
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	26,940	30,221
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	4,275	2,184
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	10,000	10,993
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32	7,000	7,833
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	22,000	24,111
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,566
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41	3,000	3,306

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	21,495	21,655
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,622
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	6,785	7,862
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	17,148
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,696
Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23	26,750	30,271
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	4,000	4,056
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	8,645	8,684
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29	8,640	8,618
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	11,180	10,709
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/41	2,500	2,339
				883,886
New Mexico (0.1%)
New Mexico Finance Authority Revenue	4.000%	6/1/30	2,950	3,322
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Gerald Champion Regional Medical Center)	5.500%	7/1/42	5,000	5,472
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.300%	1/1/39	765	784
New Mexico State Finance Authority Revenue	4.000%	6/1/31	3,350	3,746
				13,324
New York (11.2%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	5,000	5,830
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28	3,750	4,532
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,757
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	4.000%	7/1/41	2,000	2,105
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39	1,500	1,681
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	25,400	29,677
Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,900	1,876
Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,345	3,251
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22	10,010	10,900
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	1,000	1,195
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	4,500	5,426
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30	1,500	1,798
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	1,000	1,181
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	5,000	5,959
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32	1,000	1,175
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,600	1,875
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34	1,500	1,754
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36	1,000	1,163
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	1,000	1,161
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	1,000	1,153
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	12,000	13,818
Nassau County NY GO	5.000%	1/1/28	13,000	15,826
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,714
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41	5,655	6,429
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	4.000%	7/1/45	4,000	4,152
New York City NY GO	5.000%	1/1/17 (Prere.)	3,935	3,963
New York City NY GO	5.000%	1/1/25	1,815	1,828
New York City NY GO	5.000%	8/1/25	6,465	8,130
New York City NY GO	5.000%	8/1/32	8,000	9,290
New York City NY GO	5.000%	8/1/36	15,000	17,477
New York City NY GO VRDO	0.500%	11/1/16	13,000	13,000
New York City NY GO VRDO	0.500%	11/1/16	6,600	6,600
New York City NY GO VRDO	0.510%	11/1/16 LOC	2,100	2,100
New York City NY GO VRDO	0.530%	11/1/16 LOC	7,000	7,000
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,602
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	4.500%	2/15/48	5,000	5,260
New York City NY Industrial Development Agency Airport Facilities Revenue
(TRIPS Obligated Group)	5.000%	7/1/28	4,000	4,380
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	3,920
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	10,000	11,330
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,261
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,838
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,589
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,812
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	9,273
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	18,994
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.490%	11/1/16	11,050	11,050
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	7,540	7,540

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	1,100	1,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.500%	11/1/16	15,200	15,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.520%	11/1/16	2,800	2,800
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/33	5,000	5,416
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/34	8,650	9,062
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	20,000	23,349
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	12,000	13,753
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41	8,000	9,398
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	130	130
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	7,870	7,870
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	2,765	3,353
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	4,300	5,162
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	15,000	17,866
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/37	11,250	13,365
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	7,865	9,309
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	8,250	8,878
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.500%	11/1/16	6,775	6,775
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.520%	11/1/16	2,600	2,600
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.510%	11/1/16	6,300	6,300
New York Convention Center Development Corp. Revenue	5.000%	11/15/40	7,465	8,723
6 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	9,915	10,405
New York Counties Tobacco Trust Revenue	5.000%	6/1/45	3,750	4,137
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	7,500	8,145
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,293
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,535
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,760
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	12,141
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,904
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	3,905	4,938
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37	5,005	6,560
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	3,515	3,730
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	2,000	2,333
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	2,000	2,330
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/32	2,250	2,684
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/33	2,500	2,995
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/36	9,000	10,454
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36	9,225	11,042
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	6,875	8,098
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,575	9,894
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/40	3,000	3,493
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	13,000	14,851
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	7,000	8,355
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,500	6,613
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	9,870
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,624
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35	2,910	3,487
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46	20,000	21,797
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	10,000	11,138
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56	9,800	11,073
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,689
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,985
New York Metropolitan Transportation Authority Revenue VRDO	0.490%	11/1/16 LOC	2,200	2,200
6 New York State Dormitory Authority Lease Revenue
(State University Dormitory Facilities) TOB VRDO	0.660%	11/7/16	8,995	8,995
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/41	3,750	4,413
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	21,215
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/40	1,000	1,055
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/17 (Prere.)	8,750	9,037
New York State Dormitory Authority Revenue (New York University Hospitals Center)	4.000%	7/1/40	1,500	1,599
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/39	6,000	6,526
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43	6,500	7,036
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	1.237%	5/1/18	10,075	10,060
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/21	910	1,026
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	12,000	14,986
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	4,285	5,158
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	8,910	10,767
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	3,000	3,500
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/33	3,000	3,525
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/34	1,000	1,169
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/40	5,000	5,710

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	47,545	53,482
	New York State Thruway Authority Revenue	5.000%	1/1/30	8,180	9,755
	New York State Thruway Authority Revenue	4.000%	1/1/37	3,250	3,544
	New York State Thruway Authority Revenue	5.000%	1/1/37	15,000	17,143
	New York State Thruway Authority Revenue	5.000%	1/1/41	8,500	9,972
	New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	7,783
	New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	5,921
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	6,250	7,520
	New York Transportation Development Corp. Special Facility Revenue
	(JFK International Airport Project)	5.000%	8/1/26	7,500	8,195
	New York Transportation Development Corp. Special Facility Revenue
	(JFK International Airport Project)	5.000%	8/1/31	17,000	18,147
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	5,208
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	5,710
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/37 (4)	8,650	8,986
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	7/1/41	5,000	5,460
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.250%	1/1/50	15,000	16,593
6	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)
	TOB VRDO	0.930%	11/7/16	10,000	10,000
	Niagara NY Frontier Transportation Authority Airport Revenue
	(Buffalo Niagara International Airport)	5.000%	4/1/25	2,000	2,340
	Niagara NY Frontier Transportation Authority Airport Revenue
	(Buffalo Niagara International Airport)	5.000%	4/1/26	3,750	4,364
[3,6]	Nuveen Dividend Advantage Municipal Fund 3 iMTP	1.380%	10/1/17	10,000	10,001
	Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	3,835	4,372
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,695	2,028
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	5,625	6,783
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/29	10,000	12,013
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/32	4,500	5,240
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	11,047
	Port Authority of New York & New Jersey Revenue	5.000%	12/1/33	5,000	5,733
	Port Authority of New York & New Jersey Revenue	5.750%	3/15/35	25,000	26,437
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/36	2,665	3,087
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/37	4,665	5,396
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/44	10,000	11,475
	Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	5,000	5,852
	Port Authority of New York & New Jersey Special Obligation Revenue
	(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	4,000	4,550
	Port Authority of New York & New Jersey Special Obligation Revenue
	(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	13,000	15,059
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,639
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,271
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	3,173
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,146
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,711
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/33	2,600	2,958
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/34	2,000	2,267
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/35	1,405	1,587
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/36	1,750	1,969
	Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/27	3,485	3,740
	Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/32	3,000	3,156
	Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/38	4,000	4,161
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28	4,000	4,757
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	2,000	2,366
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46	10,000	11,840
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/32	1,000	1,176
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20 (Prere.)	2,665	3,184
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	335	380
	Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,300
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	30,887
					1,261,228
North Carolina (0.7%)
	North Carolina Medical Care Commission Health Care Facilities Revenue
	(Cape Fear Valley Health System)	5.000%	10/1/23	9,785	11,345
	North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,294
	North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,219
	North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,465
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,741
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,876

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,251
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	11,487
4 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/34	1,500	1,746
4 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/35	1,620	1,879
4 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/36	1,655	1,914
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/34	5,050	5,544
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35	4,500	5,163
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,841
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/20	2,380	2,604
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/26	5,000	5,648
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/30	2,000	2,220
4 North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/31	1,750	1,943
4 North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/37	1,800	1,966
				76,146
Ohio (1.5%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,345
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/33	2,530	2,719
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	3,065	3,553
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	5,000	5,783
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41	2,575	2,712
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC - State University Project)	5.750%	6/1/31	5,000	5,418
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	10,195	9,505
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37	5,000	4,857
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.000%	6/1/42	12,005	11,444
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	5,730	5,386
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47	10,545	10,372
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,352
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,632
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/29	3,380	3,867
4 Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45	8,810	9,987
Dayton-Montgomery County OH Port Authority Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,207
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36	1,500	1,650
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46	2,100	2,281
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51	5,400	5,854
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/44	440	489
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	7,280	8,323
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,706
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,574
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	3,590	4,145
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	10,250	11,257
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	12/31/39	3,540	3,937
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	6/30/53	4,000	4,382
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	4,030
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,998
Wood County OH Hospital Facilities Revenue (Wood County Hospital)	5.000%	12/1/32	3,000	3,228
				172,993
Oklahoma (0.3%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Moore Public Schools Project)	5.000%	6/1/23	6,445	7,779
4 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/37	7,390	7,955
Oklahoma County OK Finance Authority Revenue (Epworth Villa Project)	5.125%	4/1/42	6,260	6,482
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.950%	9/1/37	780	793
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	4,770
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/30	965	1,150
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/35	580	620
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/36	295	314
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38	3,500	4,064
				33,927
Oregon (0.3%)
4 Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/32	1,800	2,063
5 Oregon Health & Science University Revenue	5.750%	7/1/19 (Prere.)	6,750	7,584
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	2,340	2,462
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,160	3,646

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46	8,000	9,098
Yamhill County OR Hospital Authority Revenue (Friendsview Manor)	5.000%	11/15/46	2,250	2,429
Yamhill County OR School District No. 40 (McMinnville) GO	4.000%	6/15/31	1,000	1,125
Yamhill County OR School District No. 40 (McMinnville) GO	4.000%	6/15/32	1,000	1,117
				29,524
Pennsylvania (6.1%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	3,265	3,650
Allegheny County PA GO VRDO	0.630%	11/7/16 LOC	1,500	1,500
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	500	565
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/35	2,165	2,415
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.000%	3/1/27	1,635	1,999
6 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.620%	11/1/16 LOC	14,100	14,100
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31 (4)	1,000	1,101
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/32 (4)	1,385	1,515
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/33 (4)	2,000	2,180
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	2,650	2,896
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	14,500	15,460
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	5,000	4,728
Cumberland County PA Municipal Authority Revenue
(Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41	4,000	4,229
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41	3,500	3,879
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/35	1,060	1,164
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/39	1,625	1,764
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/46	3,175	3,431
3 Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) PUT	1.428%	6/1/24	18,500	18,516
6 Lancaster County PA Hospital Authority Health System Revenue
(Lancaster General Hospital Project) TOB VRDO	0.660%	11/7/16	3,300	3,300
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	4.000%	8/15/45	5,240	5,500
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/46	7,000	8,141
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	1,000	1,171
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43	4,285	4,857
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.125%	7/1/32	2,710	2,922
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.250%	7/1/42	4,000	4,297
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	2,940	3,142
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/35	10,000	10,617
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/30	4,000	4,561
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,947
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,507
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/45	10,000	11,058
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,880
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	2,670	3,079
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,500	2,863
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,140
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	5.375%	1/1/50	10,000	10,326
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.125%	7/1/50	15,000	16,899
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	6,500	7,024
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	5,000	5,403

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37	765	863
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(National Gypsum Co.)	5.500%	11/1/44	5,000	5,495
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	17,500	17,555
Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	12/31/38	4,000	4,464
Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	6/30/42	6,060	6,705
Pennsylvania Economic Development Financing Authority Revenue
(Rapid Bridge Replacement Project)	5.000%	12/31/29	10,000	11,594
Pennsylvania GO	5.000%	9/15/27	10,000	12,251
Pennsylvania GO	5.000%	8/1/32	8,235	9,501
Pennsylvania GO	5.000%	8/1/33	6,440	7,398
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	4.000%	5/1/36	4,000	4,267
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,520
6 Pennsylvania Higher Educational Facilities Authority Revenue
(Higher Education System) TOB VRDO	0.690%	11/7/16	7,560	7,560
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	15,120	17,467
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	6,865	7,568
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	10,040	11,068
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	720	793
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,270	3,603
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,863
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	36,007
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	10,000	11,776
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	10,000	11,700
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,829
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,886
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,809
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	7,051
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	13,590
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,573
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	15,025
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	18,466
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,289
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	12,864
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	19,110
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,747
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,077
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	11,784
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27	5,000	5,928
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,455	4,183
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,402
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,375
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	4,200	5,011
Philadelphia PA Gas Works Revenue	5.000%	10/1/32	3,335	3,935
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,153
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,149
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	1,845	1,981
Philadelphia PA Gas Works Revenue	4.000%	10/1/36	1,750	1,876
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.520%	11/1/16	3,400	3,400
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/36	5,850	6,484
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	7,930	8,759
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	15	16
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	208
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
4 Philadelphia PA School District GO	5.000%	9/1/27 (15)	12,000	14,097
Philadelphia PA School District GO	6.000%	9/1/38	12,765	13,377
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,500	4,025
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	7,000	8,024
Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue
(St. Luke’s Hospital Obligated Group)	5.000%	8/15/40	8,125	9,113
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	1.214%	12/1/17	10,120	10,121
Scranton-Lackawanna PA Health & Welfare Authority Revenue (Marywood University Project)	5.000%	6/1/36	4,000	4,250

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scranton-Lackawanna PA Health & Welfare Authority Revenue (Marywood University Project)	5.000%	6/1/46	5,250	5,537
6 Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35	12,000	12,732
				682,012
Puerto Rico (0.6%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37	4,905	3,699
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	14,200	10,711
7 Puerto Rico GO	5.000%	7/1/28	1,845	1,168
7 Puerto Rico GO	5.125%	7/1/28	3,245	2,054
7 Puerto Rico GO	5.375%	7/1/30	3,665	2,320
7 Puerto Rico GO	5.125%	7/1/31	3,125	1,973
7 Puerto Rico GO	5.750%	7/1/38	4,320	2,759
7 Puerto Rico GO	5.000%	7/1/41	6,795	4,255
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	19,575	14,094
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	19,080	13,738
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/46	5,725	4,122
Puerto Rico Sales Tax Financing Corp. Revenue	5.750%	8/1/57	8,530	6,133
				67,026
Rhode Island (0.6%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,146
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/46	1,750	1,996
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/28	2,505	3,032
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/29	5,170	6,211
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/30	2,105	2,520
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/31	1,000	1,098
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/32	1,250	1,364
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/33	1,350	1,467
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/34	1,325	1,432
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/31	4,500	4,874
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/36	8,500	9,050
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	12,036
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/29	4,530	5,069
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/30	4,000	4,446
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	10,580	10,621
				66,362
South Carolina (1.6%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,120	10,156
6 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project) TOB VRDO	0.680%	11/7/16	7,250	7,250
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,170	1,171
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/41	10,000	11,518
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	12,329
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,721
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,503
South Carolina Jobs Economic Development Authority Revenue (Care Alliance Health Services)	5.250%	8/15/46	15,000	17,307
South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,572
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	1,190	1,303
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	13,810	15,120
South Carolina Public Service Authority Revenue	5.000%	12/1/33	5,000	5,951
South Carolina Public Service Authority Revenue	5.000%	12/1/34	7,430	8,693
South Carolina Public Service Authority Revenue	5.000%	12/1/35	7,940	9,264
South Carolina Public Service Authority Revenue	5.000%	12/1/38	15,335	17,712
South Carolina Public Service Authority Revenue	5.000%	12/1/39	5,000	5,791
South Carolina Public Service Authority Revenue	5.000%	12/1/50	10,000	11,254
South Carolina Public Service Authority Revenue	5.000%	12/1/56	7,500	8,545
University of South Carolina Higher Education Revenue	5.000%	5/1/27	1,430	1,788
University of South Carolina Higher Education Revenue	5.000%	5/1/28	700	868

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of South Carolina Higher Education Revenue	5.000%	5/1/30	2,500	3,042
University of South Carolina Higher Education Revenue	5.000%	5/1/31	1,200	1,452
				175,310
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,662
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	11,219
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,612
				21,493
Tennessee (1.8%)
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	1,700	1,861
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	375	403
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,257
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	6,500	7,244
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/39	7,600	8,499
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/44	10,280	11,481
Clarksville TN Public Building Authority Revenue (Morristown) VRDO	0.590%	11/1/16 LOC	4,000	4,000
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.590%	11/1/16 LOC	10,700	10,700
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	0.000%	1/1/42	3,215	910
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/40	5,000	5,811
Metropolitan Government of Nashville & Davidson County TN Health &
Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/46	5,000	5,770
Metropolitan Government of Nashville & Davidson County TN Industrial Development
Board Revenue (Waste Management Inc. Tennessee Project) PUT	1.500%	8/1/17	7,500	7,521
Montgomery County TN Public Building Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.590%	11/1/16 LOC	19,300	19,300
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.520%	11/1/16 (4)	7,400	7,400
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	22,820	24,559
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	7,280	8,026
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	3,460	3,828
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	2,320	2,690
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,010	1,158
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	6,285	7,389
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,190	2,553
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	1,665	1,991
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	5,790	6,765
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	8,060	9,659
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	3,535	4,333
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,325	19,586
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	1,070	1,131
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	3,590	3,833
Washington County TN GO	4.000%	6/1/28	6,405	7,398
				198,056
Texas (8.7%)
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,192
Austin TX Airport System Revenue	5.000%	11/15/39	4,370	4,937
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	1,500	1,803
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	2,307
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	1,621
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	6,590	7,307
Central Texas Regional Mobility Authority Revenue	4.000%	1/1/41	6,000	6,219
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	7,000	7,905
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,000	9,396
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/26	10,000	11,270
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/26	1,530	1,822
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	7,200	8,023
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	7,000	7,771
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	3,760	4,174
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	21,275	23,697
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	7,085	7,793
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	16,785	18,654
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	10,000	11,188
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	11,000	12,041
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/34	19,500	17,783
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	8,000	9,439
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/31	8,000	9,180

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/38	2,500	2,720
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	576
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	573
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,252
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,636
Houston TX Airport System Revenue	5.000%	7/15/30	11,605	13,088
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,539
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,521
Houston TX Airport System Revenue	5.500%	7/1/39	5,010	5,369
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	4.750%	7/1/24	7,500	8,464
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	5.000%	7/1/29	23,150	25,870
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	6.500%	7/15/30	4,000	4,615
6 Lone Star College System Texas GO TOB VRDO	0.660%	11/7/16	9,535	9,535
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.000%	11/1/22	2,250	2,618
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	17
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	228
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,536
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	11,006
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,228
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/28	1,400	1,713
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/29	1,035	1,256
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/30	1,375	1,657
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/45	9,500	10,937
Lubbock TX Independent School District GO	5.750%	2/15/19 (Prere.)	4,500	4,983
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.125%	2/15/42	2,750	2,969
Mission TX Economic Development Corp. Revenue (Natgasoline Project)	5.750%	10/1/31	15,000	15,846
New Hope TX Cultural Education Facilities FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/43	4,370	5,039
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Carillon Life Care Community Project)	5.000%	7/1/36	1,950	2,034
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Carillon Life Care Community Project)	5.000%	7/1/46	2,250	2,305
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/36	4,605	5,147
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,333
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/51	4,750	5,254
4 New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	3.000%	11/15/21	800	799
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/31	850	953
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/36	550	610
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/46	1,600	1,758
4 New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/46	1,500	1,505
4 New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/52	1,150	1,139
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/31	1,000	1,126
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/40	1,000	1,105
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,500	1,632
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/39	2,250	2,429

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/46	3,765	4,047
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/47	4,000	4,304
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	4,200	4,592
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	14,000	15,133
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	4/1/48	1,250	1,353
North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	5,860	6,657
North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	990	1,116
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	7,700	8,708
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	4,150	4,659
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	5,640	5,953
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	1,505	1,588
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	29,000	30,649
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	7,350	8,141
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	12,585	14,006
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,705
North Texas Tollway Authority System Revenue	6.000%	1/1/28	1,690	1,864
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	7,354
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,991
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,114
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,784
North Texas Tollway Authority System Revenue	5.625%	1/1/33	1,000	1,049
North Texas Tollway Authority System Revenue	6.250%	1/1/39	2,895	3,184
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,033
6 Port Arthur TX Independent School District GO TOB VRDO	0.670%	11/7/16 (12)	9,125	9,125
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/46	2,250	2,562
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,345
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,675	9,318
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,224
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Air Force Villages Project)	5.000%	5/15/37	6,000	6,526
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Air Force Villages Project)	5.000%	5/15/45	10,000	10,804
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,250
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	4,000	4,293
Texas Municipal Gas Acquisition & Supply Corp. Revenue	1.270%	9/15/17	5,775	5,773
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	10,000	11,040
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	15,400	17,390
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	1,120	1,285
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	1,120	1,306
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	7,500	8,971
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	16,500	18,908
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	3,050	3,486
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	6,995	8,503
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	14,935	18,338
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	3,650	4,156
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28	1,920	2,168
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	4,355	4,901
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	6,480	7,223
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	50	50
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)(ETM)	14,385	14,264
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)(ETM)	44,225	43,825
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	4,375
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	23,972
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	11,980
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38	12,500	15,463
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	23,525	27,333
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	2,640	3,115
Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43	24,790	30,254
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/40	3,000	3,356
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/45	5,000	5,548
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/50	6,000	6,614
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	31,900	36,587
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	12,925	14,747

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,543
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,547
				969,911
Utah (0.5%)
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,167
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,269
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,385
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	4,007
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,265	1,407
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,977
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,000	4,392
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	10,460	12,168
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	11,840	13,350
				55,122
Vermont (0.2%)
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/37	1,500	1,740
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/38	1,750	2,021
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/39	1,130	1,304
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	4.000%	12/1/42	5,000	5,185
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	1,850	1,917
3 Vermont Student Assistance Corp. Education Loan Revenue	3.858%	12/3/35	10,000	10,411
				22,578
Virgin Islands (0.2%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,999
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	2,250	2,537
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,623
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,318
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	1,910
				17,387
Virginia (1.5%)
6 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32 (ETM)	415	551
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	6,257
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,996
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,653
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,303
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,325
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,137
Gloucester County NJ Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,012
Hanover County VA Economic Development Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,863
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/31	750	797
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,496
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,774
6 Newport News VA Industrial Development Authority Health System Revenue	5.330%	7/1/45	17,000	17,914
4 Prince William County VA Industrial Development Agency Revenue
(Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/31	1,700	1,873
4 Prince William County VA Industrial Development Agency Revenue
(Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/37	1,000	1,084
4 Prince William County VA Industrial Development Agency Revenue
(Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/46	2,200	2,362
Tobacco Settlement Financing Corp. Virginia Revenue	5.200%	6/1/46	3,000	2,874
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,129
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,412
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,217
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	10,000	10,825
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	4,755	5,147

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/33	2,835	3,279
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/34	3,380	3,898
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/36	7,045	8,096
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	14,236
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	15,000	17,462
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,978
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,379
				166,329
Washington (1.2%)
6 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.580%	11/1/16	3,900	3,900
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	2,915
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,642
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,450
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,054
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,865
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	7,025
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,673
Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	10,271
Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,756
Snohomish County WA School District No. 4 (Lake Stevens) GO	4.000%	12/1/29	1,785	2,012
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,060	9,848
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31	5,000	5,524
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/39	4,500	5,043
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	10,819
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	11,449
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,438
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	6.750%	7/1/35	820	868
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	7.000%	7/1/45	2,000	2,135
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	7.000%	7/1/50	2,000	2,122
Washington Housing Finance Commission Multi-Family Housing Revenue
(Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/36	2,125	2,373
Washington Housing Finance Commission Multi-Family Housing Revenue
(Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/46	3,250	3,604
Washington Housing Finance Commission Multi-Family Housing Revenue
(Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/51	3,650	4,026
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	2,031
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,000	1,057
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,158
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,622
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	3,800	3,955
				137,635
West Virginia (0.3%)
West Virginia Economic Development Authority Energy Revenue
(Morgantown Energy Associates Project)	2.875%	12/15/26	6,055	5,944
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,799
West Virginia Hospital Finance Authority Hospital Revenue
(Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,554
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/19 (Prere.)	400	445
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.375%	6/1/38	5,000	5,782
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/44	5,000	5,787
West Virginia Hospital Finance Authority Hospital Revenue
(Valley Health System Obligated Group)	5.000%	1/1/44	2,000	2,265
West Virginia Hospital Finance Authority Hospital Revenue
(Valley Health System Obligated Group)	5.000%	1/1/44	2,250	2,520
				32,096
Wisconsin (2.5%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42	3,000	3,199
Public Finance Authority Wisconsin Revenue (Bancroft Neurohealth Obligated Group)	5.000%	6/1/22	1,425	1,529
Public Finance Authority Wisconsin Revenue (Bancroft Neurohealth Obligated Group)	5.000%	6/1/23	1,000	1,072
Public Finance Authority Wisconsin Revenue (Bancroft Neurohealth Obligated Group)	5.000%	6/1/36	1,500	1,512
Public Finance Authority Wisconsin Revenue (Bancroft Neurohealth Obligated Group)	5.125%	6/1/48	4,500	4,546

High-Yield Tax-Exempt Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26	2,410	2,856
Wisconsin GO	6.250%	5/1/19 (Prere.)	20,200	22,817
Wisconsin GO	6.000%	5/1/27	17,000	19,008
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/40	5,675	6,348
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,956
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/33	1,105	1,255
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/36	625	703
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/39	1,550	1,734
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37	5,000	5,508
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,614
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/46	20,425	23,697
5	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,639
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/39	20,000	22,744
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/34	9,300	10,814
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/44	3,155	3,595
Wisconsin Public Finance Authority Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23	7,500	7,607
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/17	6,100	6,259
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	9,835	10,823
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,262
6	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,394
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,289
6	Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,808
Wisconsin Public Finance Authority CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	14,500	17,843
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,949
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	7,022
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,513
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,532
Wisconsin Public Finance Authority Revenue (Celanese Corp.)	5.000%	12/1/25	5,000	5,753
Wisconsin Public Finance Authority Revenue (Celanese Corp.)	4.300%	11/1/30	7,210	7,423
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/30	800	864
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,289
Wisconsin Public Finance Authority Student Housing Revenue
(Western Carolina University Project)	5.250%	7/1/47	3,250	3,598
277,374
Total Tax-Exempt Municipal Bonds (Cost $10,537,482)	11,140,291

Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
8	Vanguard Municipal Cash Management Fund (Cost $231,907)	0.614%	2,319,072	231,907
Total Investments (101.4%) (Cost $10,769,389)	11,372,198

Amount
($000)
Other Assets and Liabilities (-1.4%)
Other Assets
Investment in Vanguard	862
Receivables for Investment Securities Sold	21,195
Receivables for Accrued Income	144,388
Receivables for Capital Shares Issued	10,285
Other Assets	1,758
Total Other Assets	178,488
Liabilities
Payables for Investment Securities Purchased	(313,232)
Payables for Capital Shares Redeemed	(7,786)
Payables for Distributions	(10,214)
Payables to Vanguard	(7,965)
Other Liabilities	(105)
Total Liabilities	(339,302)
Net Assets (100%)	11,211,384

High-Yield Tax-Exempt Fund

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	10,659,742
Undistributed Net Investment Income	232
Accumulated Net Realized Losses	(51,486)
Unrealized Appreciation (Depreciation)
Investment Securities	602,809
Futures Contracts	87
Net Assets	11,211,384

Investor Shares—Net Assets
Applicable to 172,642,442 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,980,390
Net Asset Value Per Share—Investor Shares	$11.47

Admiral Shares—Net Assets
Applicable to 804,720,834 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,230,994
Net Asset Value Per Share—Admiral Shares	$11.47

• See Note A in Notes to Financial Statements.
1 5.000% coupon rate will be effective March 2017.
2 5.000% coupon rate will be effective March 2019.
3 Adjustable-rate security.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2016.
5 Securities with a value of $3,374,000 have been segregated as initial margin for open futures contracts.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $347,002,000, representing 3.1% of net assets.
7 Non-income-producing security--security in default.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Interest[1]	388,178
Total Income	388,178
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,105
Management and Administrative—
Investor Shares	2,648
Management and Administrative—
Admiral Shares	5,536
Marketing and Distribution—
Investor Shares	461
Marketing and Distribution—
Admiral Shares	841
Custodian Fees	107
Auditing Fees	36
Shareholders’ Reports—Investor Shares	138
Shareholders’ Reports—Admiral Shares	120
Trustees’ Fees and Expenses	5
Total Expenses	10,997
Net Investment Income	377,181
Realized Net Gain (Loss)
Investment Securities Sold[1]	45,888
Futures Contracts	1,446
Realized Net Gain (Loss)	47,334
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	157,798
Futures Contracts	232
Change in Unrealized Appreciation
(Depreciation)	158,030
Net Increase (Decrease) in Net Assets
Resulting from Operations	582,545

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $718,000 and ($5,000), respectively.

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	377,181	322,674
Realized Net Gain (Loss)	47,334	16,631
Change in Unrealized Appreciation (Depreciation)	158,030	(42,914)
Net Increase (Decrease) in Net Assets Resulting from Operations	582,545	296,391
Distributions
Net Investment Income
Investor Shares	(65,480)	(57,478)
Admiral Shares	(311,221)	(264,622)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(376,701)	(322,100)
Capital Share Transactions
Investor Shares	329,721	134,686
Admiral Shares	1,664,700	810,104
Net Increase (Decrease) from Capital Share Transactions	1,994,421	944,790
Total Increase (Decrease)	2,200,265	919,081
Net Assets
Beginning of Period	9,011,119	8,092,038
End of Period[1]	11,211,384	9,011,119
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $232,000 and $188,000.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.20	$11.23	$10.63	$11.29	$10.53
Investment Operations
Net Investment Income	.413	.414	.430	. 428	. 425
Net Realized and Unrealized Gain (Loss)
on Investments	. 270	(. 030)	.600	(. 660)	.760
Total from Investment Operations	.683	.384	1.030	(. 232)	1.185
Distributions
Dividends from Net Investment Income	(.413)	(.414)	(. 430)	(. 428)	(. 425)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.413)	(.414)	(. 430)	(. 428)	(. 425)
Net Asset Value, End of Period	$11.47	$11.20	$11.23	$10.63	$11.29

Total Return[1]	6.15%	3.47%	9.87%	-2.11%	11.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,980	$1,614	$1,484	$1,307	$1,609
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.59%	3.69%	3.94%	3.88%	3.86%
Portfolio Turnover Rate	19%	21%	28%	29%	20%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.20	$11.23	$10.63	$11.29	$10.53
Investment Operations
Net Investment Income	. 425	. 423.438		.436	.434
Net Realized and Unrealized Gain (Loss)
on Investments	. 270	(. 030)	.600	(. 660)	.760
Total from Investment Operations	.695	.393	1.038	(. 224)	1.194
Distributions
Dividends from Net Investment Income	(. 425)	(. 423)	(. 438)	(. 436)	(. 434)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 425)	(. 423)	(. 438)	(. 436)	(. 434)
Net Asset Value, End of Period	$11.47	$11.20	$11.23	$10.63	$11.29

Total Return[1]	6.26%	3.56%	9.96%	-2.04%	11.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,231	$7,398	$6,608	$5,621	$6,340
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.69%	3.77%	4.02%	3.96%	3.94%
Portfolio Turnover Rate	19%	21%	28%	29%	20%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2016, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

High-Yield Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $862,000, representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,140,291	—
Temporary Cash Investments	231,907	—	—
Futures Contracts—Assets[1]	192	—	—
Futures Contracts—Liabilities[1]	(43)	—	—
Total	232,056	11,140,291	—
1 Represents variation margin on the last day of the reporting period.

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2016	425	55,091	69
5-Year U.S. Treasury Note	December 2016	434	52,426	12
30-Year U.S. Treasury Bond	December 2016	244	39,703	38
Ultra Long U.S. Treasury Bond	December 2016	(105)	(18,473)	(32)
				87

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

High-Yield Tax-Exempt Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund used capital loss carryforwards of $45,456,000 to offset taxable capital gains realized during the year ended October 31, 2016. At October 31, 2016, the fund had available capital losses totaling $45,766,000 to offset future net capital gains of $944,000 through October 31, 2017, $2,545,000 through October 31, 2018, and $42,277,000 through October 31, 2019.

The fund had realized losses totaling $5,633,000 through October 31, 2016, which are deferred for tax purposes and reduce the amount of tax basis unrealized appreciation on investment securities.

At October 31, 2016, the cost of investment securities for tax purposes was $10,775,022,000. Net unrealized appreciation of investment securities for tax purposes was $597,176,000, consisting of unrealized gains of $637,296,000 on securities that had risen in value since their purchase and $40,120,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2016, the fund purchased $3,967,205,000 of investment securities and sold $1,858,462,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2016, such purchases and sales were $711,435,000 and $553,010,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	803,288	69,735	521,949	46,456
Issued in Lieu of Cash Distributions	53,930	4,682	47,102	4,195
Redeemed	(527,497)	(45,792)	(434,365)	(38,765)
Net Increase (Decrease) —Investor Shares	329,721	28,625	134,686	11,886
Admiral Shares
Issued	2,482,615	215,571	1,750,263	155,866
Issued in Lieu of Cash Distributions	206,486	17,924	174,394	15,535
Redeemed	(1,024,401)	(89,035)	(1,114,553)	(99,338)
Net Increase (Decrease) —Admiral Shares	1,664,700	144,460	810,104	72,063

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund: In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (constituting separate portfolios of Vanguard Municipal Bond Funds, hereafter referred to as the “Funds”) at October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2016

Special 2016 tax information (unaudited) for Vanguard Short-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2016 tax information (unaudited) for Vanguard Limited-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2016 tax information (unaudited) for Vanguard Intermediate-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2016 tax information (unaudited) for Vanguard Long-Term Tax-Exempt Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $14,776,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The fund designates 100% of its income dividends as exempt-interest dividends.

Special 2016 tax information (unaudited) for Vanguard High-Yield Tax-Exempt Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	4/30/2016	10/31/2016	Period[1]
Based on Actual Fund Return
Short-Term
Investor Shares	$1,000.00	$1,002.64	$0.91
Admiral Shares	1,000.00	1,003.22	0.30
Limited-Term
Investor Shares	$1,000.00	$1,002.93	$0.91
Admiral Shares	1,000.00	1,003.52	0.30
Intermediate-Term
Investor Shares	$1,000.00	$1,003.66	$0.91
Admiral Shares	1,000.00	1,004.25	0.30
Long-Term
Investor Shares	$1,000.00	$1,008.06	$0.91
Admiral Shares	1,000.00	1,008.65	0.30
High-Yield
Investor Shares	$1,000.00	$1,015.21	$0.91
Admiral Shares	1,000.00	1,015.81	0.30
Based on Hypothetical 5% Yearly Return
Short-Term
Investor Shares	$1,000.00	$1,024.23	$0.92
Admiral Shares	1,000.00	1,024.84	0.31
Limited-Term
Investor Shares	$1,000.00	$1,024.23	$0.92
Admiral Shares	1,000.00	1,024.84	0.31
Intermediate-Term
Investor Shares	$1,000.00	$1,024.23	$0.92
Admiral Shares	1,000.00	1,024.84	0.31
Long-Term
Investor Shares	$1,000.00	$1,024.23	$0.92
Admiral Shares	1,000.00	1,024.84	0.31
High-Yield
Investor Shares	$1,000.00	$1,024.23	$0.92
Admiral Shares	1,000.00	1,024.84	0.31

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.06% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.06% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.06% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.06% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.18% for Investor Shares and 0.06% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Vanguard Municipal Bond Funds particularly or the ability of the Barclays Indexes to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Municipal Bond Funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the Vanguard Municipal Bond Funds is the licensing of the Barclays Indexes, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Municipal Bond Funds or any owners or purchasers of the Vanguard Municipal Bond Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Municipal Bond Funds, or the owners of the Vanguard Municipal Bond Funds into consideration in determining, composing, or calculating the Barclays Indexes. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Municipal Bond Funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the Vanguard Municipal Bond Funds.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD MUNICIPAL BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BARCLAYS INDICES. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2016 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2016, Barclays. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1 F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and

Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper,
a Thomson Reuters Company, or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739	unless otherwise noted.

Institutional Investor Services > 800-523-1036
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are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your

This material may be used in conjunction	fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either vanguard.com/proxyreporting or sec.gov.
fund only if preceded or accompanied by the
fund’s current prospectus.	You can review and copy information about your fund
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CFA® is a registered trademark owned by CFA Institute.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
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request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q950 122016

Annual Report | October 31, 2016
Vanguard Tax-Exempt Bond Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	8
Financial Statements.	10
About Your Fund’s Expenses.	81
Glossary.	83

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2016, Vanguard Tax-Exempt Bond Index Fund returned 4.28% for Investor Shares, 4.29% for ETF Shares, and 4.36% for Admiral Shares. Its benchmark index returned 4.32%, and the average return of peer funds was 4.34%.

• Municipal bond issuance picked up in the second half of the fiscal year. At the same time, demand was solid, helped by concerns about global growth and Britain’s vote to leave the European Union.

• Toward the end of the period, the fund posted negative monthly returns. Demand cooled while supply accelerated as the prospect of a Federal Reserve rate hike seemed increasingly likely.

• By maturity, lower-quality investment-grade bonds generally returned more than their higher-quality counterparts. And with the muni bond yield curve flattening, longer-dated bonds outstripped shorter-dated ones, although returns were positive across the maturity spectrum.

Total Returns: Fiscal Year Ended October 31, 2016
		Taxable-
	30-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Tax-Exempt Bond Index Fund
Investor Shares	1.61%	2.84%	1.49%	2.79%	4.28%
ETF Shares	1.70	3.00
Market Price					4.19
Net Asset Value					4.29
Admiral™ Shares	1.70	3.00	1.62	2.74	4.36
S&P National AMT-Free Municipal Bond Index					4.32
General Municipal Funds Average					4.34

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Peer Group
	Shares	Shares	Shares	Average
Tax-Exempt Bond Index Fund	0.20%	0.12%	0.12%	0.94%

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the fund’s expense ratios were 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: General Municipal Funds Average.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

Over the three years ended August 31, 2016, investors poured more than $1 trillion into index funds. Indexing now accounts for nearly a third of all mutual fund assets—more than double what it did a decade ago and eight times its share two decades ago.1

By contrast, active management’s commercial struggles have reflected its disappointing investment performance. Over the decade ended December 31, 2015, 82% of actively managed stock funds and 81% of active bond funds have either underperformed their benchmarks or shut down.

This subpar performance has fueled the explosion of asset growth in indexing among individual, retirement, and nonprofit investors. So what might the trend mean for the future of actively managed funds?

Our research and experience indicate that active management can survive—and even succeed—but only if it’s offered at much lower expense.

High costs, which limit a manager’s ability to deliver benchmark-beating returns to clients, are the biggest reason why active has lagged. Industrywide as of December 31, 2015, the average expense ratio for all active stock funds is 1.14%, compared with 0.76% for stock index

1 Sources: Wall Street Journal; Morningstar, Inc.; and Investment Company Institute, 2016.

3

funds. And the expense advantage is even wider for bonds; the average expense ratio for an active bond fund is 0.93%, compared with 0.43% for bond index funds.

But even these big differences understate the real gap. These days, it’s not hard to find an index fund that charges maybe 0.05% or 0.10%. So even if you have identified active managers who are skilled at selecting stocks and bonds, to match the return of a comparable (much cheaper) index fund would require significant outperformance. Think about it. Any fund that charges 1.00% in expenses—not even the high end of the range—will find it extraordinarily difficult to overcome the index fund’s head start.

Active management also has taken a hit from a regulatory environment that has been favorable to low-cost strategies. The U.S. Department of Labor several years ago mandated greater disclosure of retirement plan fees. And its new fiduciary rule, which is set to take effect in April, requires financial advisors to demonstrate that their recommendations are aligned with their clients’ best interest. Both changes encourage the use of lower-cost investments, including index funds.

The future of active management

In light of all this, people have been asking me whether active management is “dead.” My response is both yes and no. High-cost active management is dead, and rightly so. It has never been a winning proposition

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.26%	8.48%	13.51%
Russell 2000 Index (Small-caps)	4.11	4.12	11.51
Russell 3000 Index (Broad U.S. market)	4.24	8.13	13.35
FTSE All-World ex US Index (International)	0.64	-0.94	4.09

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	4.37%	3.48%	2.90%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.06	4.89	4.34
Citigroup Three-Month U.S. Treasury Bill Index	0.22	0.07	0.07

CPI
Consumer Price Index	1.64%	1.15%	1.32%

4

for investors. Low-cost active funds, though, can potentially play an important role for investors who seek to outperform the market.

Paying less for your funds is the only sure-fire way to improve your odds of achieving success in active management. But even if you have found an active manager with low costs, the odds of outperforming the market are still long. You have to be able to identify talented stock and bond portfolio managers with long time horizons and clear investment strategies. Look for managers with consistent track records and the discipline to stick closely to their investment strategy.

Know what you own and why

Despite the well-deserved reputation of indexing and the challenges for active managers, there’s still a place for traditional active strategies that are low-cost, diversified, and highly disciplined, and are run by talented managers who focus on the long term.

Vanguard has always applied these principles to our active strategies, and investors have benefited as a majority of our active funds outperformed their benchmarks and bested their peers’ average annual return over the ten years ended September 30, 2016.

Worried about the election’s impact on your portfolio?

The 2016 presidential election season was one of the most intense and unpredictable in U.S. history. In its aftermath, investors may be left with lingering questions about what the outcome will mean for their portfolios. The answer, based on Vanguard research into decades of historical data, is that presidential elections typically have no long-term effect on market performance.

These findings hold true regardless of the market’s initial reaction. Whether there’s a swoon or bounce immediately after an election, investors shouldn’t extrapolate that performance to the long term.

As you can see in the accompanying chart, data going back to 1853 show that stock market returns are virtually identical no matter which party controls the White House. Although headlines out of Washington at any given time may still cause concern, investors shouldn’t overreact to short-term events. Instead, it’s best to maintain a balanced and diversified portfolio and stay focused on your long-term goals.

Average annual stock market returns based on party control of the White House (1853–2015)

Sources: Global Financial Data, 1853–1926; Morningstar, Inc., and Ibbotson Associates thereafter through 2015.

5

But it’s crucial for investors to be patient. Even active managers with the best track records frequently underperform their benchmarks when their investment styles are out of favor. Such periods, though temporary, can persist. So it’s important when entrusting your assets to an active strategy to be in it for the long haul.

Make sure you know what you’re buying and what the risks are. Active strategies are becoming more complex, so it’s important to clearly understand what the investments in your portfolio are designed to accomplish and why you want to hold them. Otherwise, you run the risk of selecting strategies that don’t fit your needs or objectives.

Keeping these considerations in mind can potentially boost your chances of success in identifying active strategies that may be able to help you reach your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2016

6

Tax-Exempt Bond Index Fund

Fund Profile
As of October 31, 2016

Share-Class Characteristics

	Investor	ETF Admiral
	Shares	Shares	Shares
Ticker Symbol	VTEBX	VTEB	VTEAX
Expense Ratio[1]	0.20%	0.12%	0.12%
30-Day SEC Yield	1.61%	1.70%	1.70%

Financial Attributes

			S&P
			National
			AMT-Free
		Fund	Muni Bond Idx
Number of Bonds		2,118	11,032
Yield to Maturity
(before expenses)		1.8%	1.7%
Average Coupon		4.7%	4.6%
Average Duration	5.6 years		5.5 years
Average Stated
Maturity	13.2 years		13.0 years
Short-Term Reserves		1.6%	—

Largest Area Concentrations
New York			20.8%
California			14.9
Texas			10.1
New Jersey			5.7
Pennsylvania			4.9
Massachusetts			4.5
Illinois			4.3
Florida			3.6
Maryland			2.5
Georgia			2.3
Top Ten			73.6%

Percentage of net assets, excluding any futures contracts.

Distribution by Stated Maturity (% of portfolio)
Under 1 Year	4.9%
1 - 3 Years	13.5
3 - 5 Years	8.9
5 - 10 Years	16.6
10 - 20 Years	28.3
20 - 30 Years	24.0
Over 30 Years	3.8

Distribution by Credit Quality (% of portfolio)

AAA	23.8%
AA	57.1
A	15.3
BBB	2.9
Not Rated	0.9

Credit-quality ratings are from Moody's and S&P. The higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratios were 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares.

7

Tax-Exempt Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 21, 2015, Through October 31, 2016
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2016
		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/21/2015)	Investment
Tax-Exempt Bond Index FundInvestor
Shares	4.02%	4.06%	$10,487
S&P National AMT-Free Municipal Bond
Index	4.32	4.32	10,519

General Municipal Funds Average	4.34	4.37	10,525

General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/21/2015)	Investment
Tax-Exempt Bond Index Fund
ETF Shares Net Asset Value	4.29%	4.32%	$10,518
Tax-Exempt Bond Index Fund
ETF Shares Market Price	4.19	4.36	10,523
S&P National AMT-Free Municipal Bond
Index	4.32	4.32	10,519
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns table is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

8

Tax-Exempt Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2016
		Since	Final Value
	One	Inception	of a $10,000
	Year	(8/25/2015)	Investment
Tax-Exempt Bond Index Fund Admiral Shares	4.10%	4.26%	$10,507
S&P National AMT-Free Municipal Bond
Index	4.32	4.45	10,528

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: August 21, 2015, Through October 31, 2016

		Since
	One	Inception
	Year	(8/21/2015)
Tax-Exempt Bond Index Fund ETF Shares Market
Price	4.19%	5.23%
Tax-Exempt Bond Index Fund ETF Shares Net
Asset Value	4.29	5.18
S&P National AMT-Free Municipal Bond Index	4.32	5.19

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): August 21, 2015, Through October 31, 2016
				S&P
				National
				AMT-Free
			Investor Shares	Muni Bond Idx
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2015	0.32%	0.50%	0.82%	0.83%
2016	1.49	2.79	4.28	4.32

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	8/21/2015	5.72%	1.55%	3.95%	5.50%
Fee-Adjusted Returns		5.45			5.27
ETF Shares	8/21/2015
Market Price		5.58			5.47
Net Asset Value		5.71			5.54
Admiral Shares	8/25/2015	5.74	1.69	4.04	5.73
Fee-Adjusted Returns		5.48			5.49

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns table is not adjusted for fees.

9

Tax-Exempt Bond Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (0.9%)
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/18	100	107
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/27	260	317
Alabama Federal Aid Highway Finance
Authority Special	5.000%	9/1/19	200	221
Alabama Federal Aid Highway Finance
Authority Special Obligation Revenue	5.000%	9/1/28	250	304
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	380	431
Alabama Public School & College Authority	5.000%	1/1/24	225	275
Alabama Public School & College Authority	5.000%	1/1/26	290	359
Alabama Public School & College Authority	5.000%	1/1/27	325	398
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	150	157
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/18	55	58
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	160	192
Auburn University Alabama General Fee Revenue	5.000%	6/1/28	300	372
Baldwin County AL Board of Education Revenue	4.500%	7/1/37 (2)	505	516
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	150	169
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	158
Birmingham AL Water Works & Sewer Board
Water Revenue	4.500%	1/1/43 (2)	100	101
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	575	665
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	650	758
				5,558
Alaska (0.3%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/27	515	607
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27	245	296
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	270	312
Anchorage AK GO	5.000%	9/1/19	700	776
Anchorage AK Water Revenue	5.000%	5/1/37 (14)	100	102
				2,093

10

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona (1.4%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/37	380	441
Arizona COP	5.000%	10/1/18 (4)	50	54
Arizona COP	5.000%	10/1/29 (4)	110	121
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	200	216
Arizona School Facilities Board COP	5.750%	9/1/18 (Prere.)	420	457
Arizona School Facilities Board COP	5.000%	9/1/23	500	606
Arizona Transportation Board Excise Tax Revenue	5.250%	7/1/19 (Prere.)	135	150
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	60	73
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/18	80	85
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	300	331
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	145	182
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	520	622
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	50	60
Arizona Transportation Board Highway Revenue	5.000%	7/1/31	55	66
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	60	72
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	150	172
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	125	154
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	200	228
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	700	799
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	275	322
Phoenix AZ GO	4.000%	7/1/24	65	76
Phoenix AZ GO	5.000%	7/1/26	500	638
Pima County AZ Industrial Development Authority
Lease Revenue (Clark County Detention
Facilities Project)	5.000%	9/1/39	270	282
Pima County AZ Sewer Revenue	5.000%	7/1/24	200	249
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	70	83
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/19	100	112
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	100	105
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	300	352
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	50	54
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	125	147
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	120	141
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	55	60
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/33	75	81
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	195	204

11

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/39	525	566
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	125	147
				8,508
Arkansas (0.1%)
Arkansas GO	5.000%	6/15/21	225	263
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/32 (4)	100	107
				370
California (14.9%)
Alameda CA Corridor Transportation Authority
Revenue	5.450%	10/1/17 (Prere.)	200	209
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (ETM)	235	227
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	15	14
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (ETM)	140	133
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5	5
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	250	293
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/35 (14)	315	160
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	150	57
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	500	574
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/36 (4)	140	69
Anaheim CA Redevelopment Agency Tax
Allocation Revenue (Merged Redevelopment
Project Area)	5.000%	2/1/31 (4)	100	104
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	100	23
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	150	159
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	125	138
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	355	425
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	145	169
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	760	879
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	935	940
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	256
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17 (4)	270	276
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	125	128
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	150	157

12

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	266
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	266
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	305	336
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	225	256
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	500	585
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/19 (Prere.)	100	112
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/26	100	125
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/29	150	186
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	100	111
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	3/15/39	400	541
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	6/1/43	150	207
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	5/1/45	300	418
California Educational Facilities Authority Revenue
(University of Southern California)	5.000%	10/1/18 (Prere.)	325	351
California Educational Facilities Authority Revenue
(University of Southern California)	5.250%	10/1/18 (Prere.)	580	629
California GO	5.000%	2/1/17	370	374
California GO	5.000%	2/1/17	125	126
California GO	5.000%	6/1/17 (Prere.)	335	343
California GO	5.000%	6/1/17 (Prere.)	340	348
California GO	5.000%	9/1/17	1,200	1,243
California GO	3.500%	10/1/17	140	144
California GO	5.000%	11/1/17	400	417
California GO	5.000%	11/1/17 (Prere.)	595	620
California GO	5.000%	12/1/17 (Prere.)	230	241
California GO	5.000%	12/1/17 (Prere.)	200	209
California GO	6.000%	2/1/18 (2)	100	107
California GO	5.500%	4/1/18	165	176
California GO	5.000%	8/1/18	1,200	1,287
California GO	5.000%	2/1/19	300	327
California GO	5.500%	4/1/19	100	111
California GO	6.000%	4/1/19	165	185
California GO	5.000%	8/1/19	100	111
California GO	5.000%	9/1/19	100	100
California GO	5.000%	2/1/20	225	254
California GO	5.000%	10/1/20	210	241
California GO	5.000%	10/1/20	500	575
California GO	5.250%	10/1/20	500	562
California GO	5.000%	2/1/21	505	585
California GO	5.500%	4/1/21	400	444
California GO	5.000%	9/1/21	260	306
California GO	5.000%	10/1/21	125	147
California GO	5.000%	11/1/21	670	792
California GO	5.000%	12/1/21	265	314

13

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	2/1/22	100	119
California GO	5.000%	2/1/22	175	208
California GO	5.000%	9/1/22	350	421
California GO	5.000%	10/1/22	110	133
California GO	5.250%	10/1/22	150	183
California GO	5.000%	2/1/23	250	298
California GO	5.000%	8/1/23	170	172
California GO	5.000%	9/1/23	100	121
California GO	5.250%	9/1/23	100	120
California GO	5.000%	11/1/23	1,025	1,260
California GO	5.000%	12/1/23	250	308
California GO	5.000%	12/1/23	75	92
California GO	5.000%	3/1/24	500	616
California GO	5.000%	8/1/24	600	745
California GO	5.500%	2/1/25	500	643
California GO	5.625%	4/1/25	310	344
California GO	5.000%	10/1/25	500	615
California GO	5.000%	10/1/25	70	86
California GO	5.000%	3/1/26	200	248
California GO	5.000%	3/1/26	565	699
California GO	5.000%	4/1/26	100	106
California GO	5.000%	8/1/26	500	623
California GO	5.000%	9/1/26	145	156
California GO	5.000%	10/1/26	100	123
California GO	5.000%	11/1/26	100	104
California GO	5.000%	3/1/27	390	478
California GO	4.500%	8/1/27	155	156
California GO	5.000%	9/1/27	315	382
California GO	5.000%	10/1/27	100	120
California GO	5.000%	10/1/27	170	209
California GO	5.000%	11/1/27	500	609
California GO	5.750%	4/1/28	295	328
California GO	4.500%	8/1/28 (12)	100	101
California GO	5.000%	9/1/28	100	121
California GO	5.000%	10/1/28	200	245
California GO	5.000%	8/1/29	200	243
California GO	3.000%	9/1/29	105	109
California GO	5.000%	10/1/29	250	305
California GO	5.000%	10/1/29	750	793
California GO	5.000%	10/1/29	90	100
California GO	5.250%	10/1/29	105	117
California GO	5.000%	12/1/29	75	91
California GO	5.000%	3/1/30	160	192
California GO	5.250%	3/1/30	300	338
California GO	4.500%	8/1/30	420	424
California GO	5.000%	8/1/30	50	60
California GO	5.000%	8/1/30	300	362
California GO	5.000%	10/1/30	340	414
California GO	5.000%	2/1/31	50	59
California GO	5.750%	4/1/31	335	372
California GO	5.000%	8/1/31	150	181
California GO	3.250%	9/1/31	115	119
California GO	5.000%	9/1/31	200	233
California GO	5.000%	10/1/31	215	260
California GO	5.000%	11/1/31	145	174

14

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	5/1/32	50	60
California GO	5.000%	8/1/32	250	296
California GO	5.250%	8/1/32 (4)	505	670
California GO	3.000%	9/1/32	330	332
California GO	5.000%	2/1/33	510	598
California GO	6.500%	4/1/33	655	740
California GO	4.250%	8/1/33 (14)	740	746
California GO	5.000%	8/1/33	300	360
California GO	5.000%	8/1/33	275	325
California GO	3.000%	9/1/33	310	309
California GO	3.375%	9/1/33	210	216
California GO	4.000%	9/1/33	250	275
California GO	4.000%	8/1/34	275	297
California GO	4.000%	9/1/34	250	274
California GO	5.000%	9/1/34	750	901
California GO	5.500%	11/1/34	145	163
California GO	4.500%	12/1/34	130	130
California GO	6.000%	4/1/35	270	301
California GO	5.000%	8/1/35	330	393
California GO	4.000%	9/1/35	250	272
California GO	3.750%	12/1/35	500	524
California GO	5.250%	3/1/36	100	105
California GO	5.125%	8/1/36	100	107
California GO	4.000%	9/1/36	250	272
California GO	4.500%	12/1/36 (12)	90	90
California GO	4.000%	9/1/37	250	272
California GO	5.000%	11/1/37	110	114
California GO	5.000%	12/1/37	90	94
California GO	5.250%	3/1/38	260	274
California GO	5.000%	4/1/38	55	58
California GO	6.000%	4/1/38	605	675
California GO	5.000%	10/1/39	120	142
California GO	6.000%	11/1/39	250	285
California GO	5.500%	3/1/40	145	165
California GO	5.250%	11/1/40	100	115
California GO	5.000%	9/1/41	640	737
California GO	5.000%	10/1/41	100	115
California GO	5.000%	4/1/42	200	231
California GO	5.000%	9/1/42	100	116
California GO	5.000%	2/1/43	110	127
California GO	5.000%	4/1/43	200	232
California GO	4.875%	11/1/43	165	192
California GO	5.000%	11/1/43	605	710
California GO	4.500%	12/1/43	405	460
California GO	4.000%	11/1/44	200	214
California GO	5.000%	8/1/45	500	595
California GO PUT	3.000%	12/1/19	125	131
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	114
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	60	67
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	300	350
California Public Works Board Lease Revenue
(Department of General Services)	5.000%	5/1/18	150	159

15

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	150	176
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	296
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	244
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	125	145
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	367
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	100	120
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/30	200	225
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	205	235
California St For Previous Issues See 13062T
Forfuture Issues See 13063B Rfdg	5.500%	8/1/30	100	108
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	255	282
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	90	100
California State University Systemwide Revenue	5.000%	11/1/29	255	312
California State University Systemwide Revenue	5.000%	11/1/31	150	182
California State University Systemwide Revenue	5.000%	11/1/31	510	627
California State University Systemwide Revenue	5.000%	11/1/32	50	61
California State University Systemwide Revenue	4.000%	11/1/34	125	138
California State University Systemwide Revenue	4.000%	11/1/35	235	259
California State University Systemwide Revenue	4.000%	11/1/37	375	410
California State University Systemwide Revenue	5.000%	11/1/37	250	291
California State University Systemwide Revenue	5.000%	11/1/37	350	414
California State University Systemwide Revenue	4.000%	11/1/38	125	137
California State University Systemwide Revenue	5.000%	11/1/41	490	586
California State University Systemwide Revenue	4.000%	11/1/43	200	217
California State University Systemwide Revenue	5.000%	11/1/47	105	125
Chino Basin Regional Financing Authority California
Revenue (Inland Empire Utilities Agency)	5.000%	11/1/33 (2)	100	104
Chino Basin Regional Financing Authority California
Revenue (Inland Empire Utilities Agency)	5.000%	11/1/38 (2)	200	208
Clovis CA Unified School District GO	4.000%	8/1/40	150	162
Coast CA Community College District GO	5.000%	8/1/38	680	802
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	400	171
Cypress CA Elementary School District GO	0.000%	8/1/40	250	109
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	166
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	145	176
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	250	300
Eastern California Municipal Water District Water
& Sewer COP	5.000%	7/1/18 (Prere.)	200	214
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	320	348
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/18 (Prere.)	105	114
Los Angeles CA Community College District GO	5.000%	8/1/28	570	703
Los Angeles CA Community College District GO	5.000%	8/1/29	250	307
Los Angeles CA Community College District GO	5.000%	8/1/30	130	159

16

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District GO	5.000%	8/1/31	305	371
Los Angeles CA Community College District GO	4.000%	8/1/39	325	354
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	100	109
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	276
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	690	780
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	189
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/18	140	150
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/20	290	332
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	125	152
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	245	296
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	140	167
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	130	155
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	300	359
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39 (2)	200	205
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	180	210
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	240	281
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44 (2)	500	513
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	150	176
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	750	890
Los Angeles CA GO	4.500%	9/1/28	200	213
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	480	526
Los Angeles CA Unified School District GO	4.500%	7/1/17 (Prere.)	100	103
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	100	103
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	100	103
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	100	103
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	78
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	530	543
Los Angeles CA Unified School District GO	5.000%	7/1/22	200	241
Los Angeles CA Unified School District GO	5.000%	7/1/24	500	627
Los Angeles CA Unified School District GO	5.000%	7/1/27	120	148
Los Angeles CA Unified School District GO	4.250%	1/1/28 (3)	100	102
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	455	466
Los Angeles CA Unified School District GO	5.000%	7/1/28	230	282
Los Angeles CA Unified School District GO	5.000%	7/1/29	295	363
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	222
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	348
Los Angeles CA Unified School District GO	5.000%	1/1/34	140	155

17

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	4.000%	7/1/40	735	804
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	500	590
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	295
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/15/18 (Prere.)	100	107
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	580	623
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	63
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/35	100	111
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/37	100	103
Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	124
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	120	67
Orange County CA Sanitation District Wastewater
Revenue	3.000%	2/1/31	150	154
Orange County CA Water District Revenue	5.000%	8/15/39	125	138
Pittsburg CA Unified School District Financing
Authority Revenue	5.500%	9/1/21 (Prere.)	350	422
Poway CA Unified School District GO	0.000%	8/1/33	300	171
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/39	515	614
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/18 (Prere.)	40	43
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/20	195	224
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	60	64
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/37	75	89
Sacramento CA Water Revenue	5.000%	9/1/38	425	499
Sacramento County CA Airport Revenue	6.000%	7/1/41	170	183
San Diego CA Community College District GO	5.000%	8/1/30	95	114
San Diego CA Public Facilities Financing Authority
Lease Revenue	5.000%	9/1/28	125	141
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/17	115	118
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	80	88
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/19 (Prere.)	250	277
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/20 (Prere.)	100	115
San Diego CA Unified School District GO	0.000%	7/1/35	400	211
San Diego CA Unified School District GO	5.000%	7/1/35	100	118
San Diego CA Unified School District GO	0.000%	7/1/36	100	50
San Diego CA Unified School District GO	0.000%	7/1/37	200	97
San Diego CA Unified School District GO	0.000%	7/1/38	170	79
San Diego CA Unified School District GO	5.000%	7/1/40	200	237
San Diego CA Unified School District GO	0.000%	7/1/42	150	99
San Diego CA Unified School District GO	4.000%	7/1/45	225	242
San Diego CA Unified School District GO	0.000%	7/1/47	250	82
San Diego CA Unified School District GO	0.000%	7/1/47	100	68
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	407
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	527

18

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	30	32
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	140	149
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	150	160
San Francisco CA City & County COP	5.000%	9/1/18	700	752
San Francisco CA City & County GO	5.000%	6/15/26	100	122
San Francisco CA City & County GO	5.000%	10/1/28	100	114
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	100	111
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	125	140
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	149
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	540	649
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	100	113
San Jose CA Finance Authority Revenue
(Civic Center Project)	5.000%	6/1/39	100	115
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/18 (Prere.)	100	107
San Marcos CA Unified School District GO	0.000%	8/1/51	100	25
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	12
San Mateo CA Union High School District GO	0.000%	9/1/41	100	84
San Mateo CA Union High School District GO	5.000%	9/1/42	90	104
Santa Clara County CA GO	5.000%	8/1/34	250	278
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	325	386
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	137
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/41	680	810
State of California	5.000%	9/1/22	185	223
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	210	236
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/37	300	327
University of California Revenue	5.000%	5/15/22	100	120
University of California Revenue	5.000%	5/15/23	500	615
University of California Revenue	5.000%	5/15/27	75	94
University of California Revenue	5.000%	5/15/29	195	241
University of California Revenue	5.000%	5/15/31	55	67
University of California Revenue	5.000%	5/15/32	1,050	1,272
University of California Revenue	5.000%	5/15/33	700	828
University of California Revenue	4.000%	5/15/36	350	383
University of California Revenue	5.000%	5/15/37	100	117
University of California Revenue	5.000%	5/15/42	640	745
University of California Revenue	5.000%	5/15/46	500	595
University of California Revenue PUT	5.000%	5/15/23	100	123
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	170	198
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	122
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/43	30	35

19

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	107
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	107
Yosemite CA Community College District GO	5.000%	8/1/32	100	121
Yosemite CA Community College District GO	0.000%	8/1/42	75	54
				92,839
Colorado (0.5%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/47	125	144
Boulder Larimer & Weld Counties CO St. Vrain
Valley School District GO	5.000%	12/15/18 (Prere.)	100	109
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.250%	11/1/18 (Prere.)	155	168
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.500%	11/1/18 (Prere.)	400	436
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	120
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	59
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	235
Denver CO City & County Airport Revenue	4.000%	11/15/43	170	180
Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/46	150	160
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	200	134
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	230	148
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32 (14)	155	92
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/37 (14)	350	138
Regional Transportation District of Colorado COP	5.000%	6/1/39	245	278
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	50	50
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	418
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	4.500%	11/1/34 (4)	80	83
University of Colorado Enterprise System Revenue	5.000%	6/1/37	125	146
University of Colorado Enterprise System Revenue	5.000%	6/1/43	250	291
				3,389
Connecticut (1.4%)
Connecticut GO	5.000%	11/1/16 (Prere.)	345	345
Connecticut GO	5.000%	6/15/17	500	513
Connecticut GO	5.000%	10/15/20	150	170
Connecticut GO	5.000%	12/15/20	280	282
Connecticut GO	5.000%	12/1/21	400	446
Connecticut GO	5.000%	10/15/22	180	213
Connecticut GO	5.000%	12/1/22	100	104
Connecticut GO	5.000%	3/15/24	275	330
Connecticut GO	5.000%	10/15/25	100	119
Connecticut GO	5.000%	11/1/26	310	334
Connecticut GO	5.000%	8/15/27	500	608
Connecticut GO	5.000%	11/15/27	500	606
Connecticut GO	5.000%	11/15/28	300	360
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	4.700%	7/1/29	100	103
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	4.850%	7/1/37	290	297

20

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	445	473
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.050%	7/1/42	200	205
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	100	101
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/19	175	190
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	315	381
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	150	184
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	950	1,196
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	100	122
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	300	360
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	270
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	119
				8,431
Delaware (0.2%)
Delaware GO	5.000%	7/1/23	400	493
Delaware Transportation Authority Transportation
System Revenue	5.000%	6/1/55	450	510
				1,003
District of Columbia (1.0%)
District of Columbia GO	5.000%	6/1/24	75	91
District of Columbia GO	4.750%	6/1/33 (14)	520	531
District of Columbia GO	5.000%	6/1/33 (4)	430	449
District of Columbia GO	5.000%	6/1/33	155	184
District of Columbia GO	5.000%	6/1/33 (13)	105	111
District of Columbia GO	5.000%	6/1/34	500	593
District of Columbia GO	4.750%	6/1/36 (14)	240	245
District of Columbia GO	4.500%	6/1/37 (14)	100	102
District of Columbia GO	5.000%	6/1/37	180	213
District of Columbia GO	4.000%	6/1/41	170	185
District of Columbia GO	5.000%	6/1/41	200	238
District of Columbia Income Tax Revenue	5.000%	12/1/23	150	181
District of Columbia Income Tax Revenue	5.250%	12/1/26	420	472
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	260
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	121
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	285	333
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	930	1,088
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	125	141
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	145	163
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	20	22

21

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	130	55
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	35
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	388
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.250%	10/1/44	20	22
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	270	300
				6,523
Florida (3.6%)
Broward County FL Airport System Revenue	5.000%	10/1/42	420	482
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	60	64
Broward County FL School Board COP	5.000%	7/1/24	125	153
Broward County FL Water & Sewer Utility
Revenue	5.250%	10/1/18 (Prere.)	500	541
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/41 (4)	280	322
Duval County FL School Board COP	5.000%	7/1/17 (Prere.)	300	309
Florida Board of Education Lottery Revenue	5.000%	7/1/24	220	273
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	100	103
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	205	218
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	110	125
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	250	291
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	225	269
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	715	804
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/37 (14)	145	149
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	105	114
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	125	135
Florida Municipal Power Agency Revenue	5.250%	10/1/19	135	150
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	345
Florida Water Pollution Control Financing
Corp. Revenue	5.000%	1/15/20	200	217
Fort Lauderdale FL Water & Sewer Revenue	4.750%	9/1/17 (Prere.)	100	103
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	451
Hillsborough County FL School Board
(Master Lease Program) COP	5.000%	7/1/26	55	68
Hillsborough County FL School Board
(Master Lease Program) COP	5.000%	7/1/29	200	231
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	40	46

22

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.500%	10/1/17 (Prere.)	105	108
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.250%	10/1/17 (Prere.)	325	338
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	375	404
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	301
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	100	113
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/36	305	342
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	250	292
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	100	112
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	165	178
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	110	119
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/38	500	592
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	100	107
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	180	207
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	200	245
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	370	414
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	255	268
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	200	55
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	475	127
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	100	102
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	150	160
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	107
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	120	128
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	107
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	250	266
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	195	214
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	75
Miami-Dade County FL School Board COP	3.250%	2/1/33	695	697
Miami-Dade County FL School District GO	5.000%	3/15/46	750	866
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/17 (Prere.)	175	182
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	560	636
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	300	353
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	200

23

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	195	224
Miami-Dade County FL Water & Sewer Revenue	5.125%	10/1/18 (Prere.)	440	475
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/18 (4)	300	325
Miami-Dade County FL Water & Sewer Revenue	6.000%	10/1/18 (Prere.)	110	121
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23	100	122
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	250	311
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/34	65	73
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (12)	100	112
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42	600	688
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	135	139
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	310	348
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	240	273
Orlando FL Contract Tourist Development
Tax Payments Revenue	5.250%	11/1/31	200	240
Orlando FL Contract Tourist Development
Tax Payments Revenue	5.000%	11/1/44	400	459
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	400	431
Orlando FL Utility Commission Utility System
Revenue	5.000%	4/1/19 (Prere.)	1,000	1,095
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	125	153
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/25	125	157
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/22	50	39
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/32	45	35
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/39	590	447
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	5.375%	10/1/47	140	155
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	210	223
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	105	111
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	65	71
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/21 (Prere.)	5	6
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	95	110
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	100	108
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	10	11
South Florida Water Management District COP	5.000%	10/1/33	275	328
Tallahassee FL Utility System Revenue	5.000%	10/1/32	105	109
Tallahassee FL Utility System Revenue	5.000%	10/1/37	150	155
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	85	92
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (ETM)	120	129
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	130	145
				22,398

24

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (2.3%)
Atlanta GA Metropolitan Rapid Transit Authority
Revenue	5.000%	7/1/39	215	236
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	245	281
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	50	57
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,120	1,292
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	135	156
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	197
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	550	652
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	100	117
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	475	554
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	215	251
Georgia GO	5.000%	7/1/17	250	257
Georgia GO	5.000%	7/1/17	1,000	1,029
Georgia GO	4.000%	9/1/17	215	221
Georgia GO	5.000%	7/1/18 (Prere.)	150	160
Georgia GO	5.000%	1/1/19 (Prere.)	350	380
Georgia GO	5.000%	7/1/19	665	736
Georgia GO	5.000%	7/1/19	100	111
Georgia GO	5.000%	10/1/21	250	296
Georgia GO	5.000%	2/1/22	100	119
Georgia GO	4.500%	11/1/22	135	156
Georgia GO	5.000%	7/1/24	130	139
Georgia GO	5.000%	7/1/27	100	120
Georgia Road & Tollway Authority GAN	5.000%	6/1/17	200	205
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	1,000	1,165
Gwinnett County GA School District GO	4.500%	10/1/17	200	207
Gwinnett County GA School District GO	5.000%	8/1/22	1,000	1,209
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	4.500%	7/1/17 (Prere.)	185	190
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	570	649
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/36	180	198
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	400	448
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	100	115
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	200	202
Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.000%	9/1/18 (Prere.)	555	596
Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.000%	10/1/38	500	599
Private Colleges & University Authority of Georgia
Revenue (Savannah College of Art & Design)	5.000%	4/1/44	500	561
Sandy Springs GA Public Facilities Authority
(City Center Project)	5.000%	5/1/41	500	598
				14,459
Hawaii (0.7%)
Hawaii GO	5.000%	5/1/18 (Prere.)	95	101
Hawaii GO	5.000%	5/1/18 (Prere.)	5	5
Hawaii GO	5.000%	12/1/18	500	542
Hawaii GO	5.000%	12/1/21 (Prere.)	90	107
Hawaii GO	5.000%	12/1/21 (Prere.)	135	161
Hawaii GO	5.000%	12/1/21 (Prere.)	125	149
Hawaii GO	5.000%	12/1/21 (Prere.)	65	77

25

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	8/1/23	115	141
Hawaii GO	5.000%	8/1/23 (Prere.)	40	49
Hawaii GO	5.000%	8/1/25	245	304
Hawaii GO	5.000%	12/1/26	260	304
Hawaii GO	5.000%	10/1/27	500	621
Hawaii GO	5.000%	12/1/27	195	228
Hawaii GO	5.000%	8/1/28	50	61
Hawaii GO	5.000%	12/1/28	100	117
Hawaii GO	5.000%	8/1/29	50	61
Hawaii GO	5.000%	8/1/30	125	149
Hawaii GO	5.000%	8/1/30	300	362
Hawaii GO	3.000%	4/1/36	470	470
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/37	175	205
				4,214
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.250%	7/15/18 (Prere.)	65	70
Idaho Housing & Finance Association RAN	5.000%	7/15/26	75	92
				162
Illinois (4.3%)
Chicago IL GO	5.000%	1/1/23	35	37
Chicago IL GO	5.000%	12/1/23 (2)	100	100
Chicago IL GO	4.300%	1/1/24 (2)	100	100
Chicago IL GO	5.000%	1/1/27 (4)	200	213
Chicago IL GO	4.750%	1/1/28 (14)	75	75
Chicago IL GO	4.750%	1/1/32 (4)	170	171
Chicago IL GO	5.500%	1/1/33	100	106
Chicago IL GO	5.500%	1/1/34	150	159
Chicago IL GO	4.750%	1/1/36 (4)	395	396
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/16 (Prere.)	145	146
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	108
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	337
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	60	75
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	88
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	70
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	480	483
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	185	225
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	100	121
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	85	102
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	200	236
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	140	156
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	50	54
Chicago IL O’Hare International Airport Revenue	4.500%	1/1/38 (4)	610	630
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39	525	597
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	435	502
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/41	25	30
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/44	125	142
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	284
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	500	547
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28 (14)	275	189

26

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	166
Chicago IL Water Revenue	5.000%	11/1/29	50	56
Chicago IL Water Revenue	5.000%	11/1/32 (2)	250	251
Chicago IL Water Revenue	5.250%	11/1/38	350	367
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	291
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	175	176
Cook County IL GO	5.000%	11/15/17 (14)	300	312
Cook County IL GO	5.000%	11/15/18	25	27
Cook County IL GO	5.000%	11/15/21	25	27
Cook County IL GO	5.250%	11/15/22	100	113
Cook County IL GO	5.000%	11/15/23	250	293
Cook County IL GO	5.250%	11/15/24	200	227
Cook County IL GO	5.250%	11/15/25	100	113
Cook County IL GO	5.000%	11/15/28	85	92
Cook County IL Sales Tax Revenue	5.000%	11/15/37	250	280
Illinois Finance Authority Revenue
(DePaul University)	6.125%	4/1/21 (Prere.)	205	249
Illinois Finance Authority Revenue
(Illinois Wesleyan University)	5.000%	9/1/46	140	156
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/32	90	96
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/33	50	53
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/49	90	93
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/51	75	83
Illinois GO	5.000%	7/1/20	125	134
Illinois GO	4.000%	9/1/20	135	140
Illinois GO	5.000%	7/1/21	125	136
Illinois GO	5.000%	8/1/21	535	583
Illinois GO	5.000%	5/1/22	55	60
Illinois GO	5.000%	8/1/22 (4)	200	222
Illinois GO	4.000%	9/1/22	200	208
Illinois GO	5.000%	7/1/23	50	55
Illinois GO	5.000%	8/1/23	480	529
Illinois GO	5.000%	1/1/24	50	52
Illinois GO	5.000%	3/1/25	390	417
Illinois GO	5.500%	7/1/25	210	236
Illinois GO	4.000%	8/1/25	170	173
Illinois GO	5.000%	8/1/25	60	64
Illinois GO	5.500%	7/1/26	160	179
Illinois GO	5.000%	2/1/27	50	54
Illinois GO	5.000%	2/1/27	500	552
Illinois GO	5.000%	3/1/28	150	151
Illinois GO	5.000%	9/1/28 (4)	50	50
Illinois GO	5.000%	11/1/28 (2)	100	100
Illinois GO	5.000%	5/1/29	75	80
Illinois GO	5.250%	7/1/29	130	142
Illinois GO	4.000%	2/1/31 (4)	250	250
Illinois GO	5.000%	3/1/34	1,370	1,375
Illinois GO	5.000%	5/1/35	150	156
Illinois GO	5.000%	5/1/36	50	52
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	117

27

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	175	208
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	267
Illinois Regional Transportation Authority Revenue	6.500%	7/1/26 (14)	65	87
Illinois Sales Tax Revenue	4.750%	6/15/19 (Prere.)	75	82
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	160	178
Illinois Sales Tax Revenue	5.000%	6/15/20	100	113
Illinois Sales Tax Revenue	5.000%	6/15/20	220	249
Illinois Sales Tax Revenue	5.000%	6/15/23	400	480
Illinois Sales Tax Revenue	5.000%	6/15/24	315	376
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	90	63
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	330	378
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	50	53
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	201
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	90	107
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	864
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	432
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	375	428
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	150	173
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	200	230
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	500	503
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	105	82
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	180	118
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	40
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	255	115
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	520	151
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	162
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	50	53
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/50	235	250
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/20 (14)	215	193
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	70	78
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	100	115
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	65	72
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	365	193

28

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	130	66
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	200	79
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/41	200	59
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	4.250%	6/15/42	315	319
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/43 (4)	320	97
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/45 (4)	340	94
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	340	355
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.200%	6/15/50	350	369
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/50	570	103
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51 (4)	570	114
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51	185	32
Northern Illinois Municipal Power Agency
Project Revenue	4.000%	12/1/32	175	188
Northern Illinois Municipal Power Agency
Project Revenue	4.000%	12/1/35	185	196
Northern Illinois Municipal Power Agency
Project Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	225	236
Northern Illinois Municipal Power Agency
Project Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	130	136
Springfield IL Electric Revenue	5.000%	3/1/18 (Prere.)	365	385
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	92
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	41
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	128
				26,450
Indiana (0.4%)
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	220	278
Indiana Finance Authority Highway Revenue	5.000%	6/1/27	300	381
Indiana Finance Authority Revenue	5.000%	2/1/25	50	63
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/21 (Prere.)	235	273

29

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	145	166
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	111
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	500	579
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	150	164
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	100	110
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/29 (12)	60	65
				2,190
Iowa (0.2%)
Iowa Finance Authority Revenue	5.000%	8/1/20	285	326
Iowa Special Obligation Revenue	5.000%	6/1/28	250	310
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/19 (Prere.)	555	611
				1,247
Kansas (0.3%)
Kansas Department of Transportation Highway
Revenue	5.500%	3/1/19 (4)	205	227
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	30	34
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	750	924
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/34	195	236
Seward County KS Unified School District
No. 480 GO	5.000%	9/1/39	500	568
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	86
				2,075
Kentucky (0.5%)
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	110	116
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	170
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	110	116
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	345	368
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	160	174
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	320	348
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	230	252
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	120	129
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	105	125
Kentucky Property & Building Commission
Revenue	5.250%	2/1/24 (12)	15	16
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26	500	613

30

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Property & Building Commission
Revenue	5.500%	11/1/28	30	33
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	235
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System	3.000%	5/15/46	500	467
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/34	100	116
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	4.250%	5/15/38 (12)	65	68
				3,346
Louisiana (0.8%)
East Baton Rouge Parish LA Sewer Commission
Revenue	5.250%	2/1/19 (Prere.)	55	60
Lafayette LA Communications System Revenue	5.250%	11/1/17 (Prere.)	275	287
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	500	600
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	145	172
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	150	175
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	110	128
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	290	322
Louisiana GO	5.000%	8/1/25	100	122
Louisiana GO	5.000%	9/1/34	1,000	1,181
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/43	100	112
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	4.000%	2/1/48	130	135
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	495	573
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/39	100	116
Louisiana Public Facilities Authority Lease Revenue	5.000%	7/1/51	150	169
Louisiana Public Facilities Authority Lease Revenue	5.000%	7/1/56	150	166
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	215	235
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	160	183
				4,736
Maryland (2.5%)
Baltimore County MD GO	3.000%	2/1/34	295	299
Baltimore MD Project Revenue	4.500%	7/1/32 (2)	300	307
Baltimore MD Project Revenue	5.000%	7/1/38	60	69
Baltimore MD Project Revenue	5.000%	7/1/41	660	756
Baltimore MD Project Revenue	5.000%	7/1/43	105	121
Howard County MD GO	3.000%	2/15/30	100	103
Maryland Department of Transportation Revenue	5.000%	9/1/18 (Prere.)	205	220
Maryland Department of Transportation Revenue	5.000%	2/15/23	500	610
Maryland Department of Transportation Revenue	3.000%	12/15/30	755	776
Maryland GO	5.000%	3/1/18	100	105

31

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	7/15/18 (Prere.)	115	123
Maryland GO	5.000%	3/1/19	110	120
Maryland GO	5.000%	3/1/19 (Prere.)	60	66
Maryland GO	5.000%	3/15/19	125	137
Maryland GO	5.000%	3/15/19 (Prere.)	240	263
Maryland GO	5.000%	8/1/19 (Prere.)	200	222
Maryland GO	5.000%	8/1/20	500	573
Maryland GO	5.000%	8/1/21	125	143
Maryland GO	5.000%	8/1/21	1,200	1,414
Maryland GO	5.000%	3/1/22 (Prere.)	250	299
Maryland GO	5.000%	3/1/22	250	290
Maryland GO	5.000%	8/1/23	250	309
Maryland GO	5.000%	3/1/24	430	526
Maryland GO	5.000%	6/1/24	940	1,178
Maryland GO	4.000%	8/1/24	700	825
Maryland GO	5.000%	8/1/24	200	251
Maryland GO	5.000%	8/1/24	115	142
Maryland GO	5.000%	3/1/26	75	91
Maryland GO	5.000%	6/1/26	1,000	1,241
Maryland GO	3.000%	3/1/27	350	366
Maryland GO	4.000%	8/1/27	140	160
Maryland GO	3.000%	3/1/28	295	307
Maryland GO	3.000%	3/1/30	200	208
Maryland GO	3.000%	6/1/31	500	511
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/38 (4)	100	106
Maryland Transportation Authority Facilities
Projects Revenue	4.500%	7/1/41 (4)	670	685
Montgomery County MD GO	5.000%	7/1/21	200	235
Montgomery County MD GO	5.000%	11/1/23	750	930
Montgomery County MD GO	5.000%	11/1/25	500	627
Montgomery County MD GO	5.000%	11/1/26	50	62
				15,776
Massachusetts (4.5%)
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	53
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	150	175
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	115	119
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	130	139
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/18	425	457
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	90	117
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	535	626
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	560	622
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	40	45
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	25	28

32

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	145	149
Massachusetts Development Finance Agency
Revenue (Brandeis University)	5.000%	10/1/35	165	183
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,015	1,167
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	380	450
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	60	75
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	320	395
Massachusetts GO	5.000%	8/1/17 (Prere.)	500	516
Massachusetts GO	5.000%	8/1/17 (Prere.)	360	372
Massachusetts GO	5.000%	8/1/18 (Prere.)	125	134
Massachusetts GO	5.500%	8/1/18	145	157
Massachusetts GO	5.000%	3/1/19 (Prere.)	100	109
Massachusetts GO	5.000%	7/1/19 (Prere.)	50	55
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	117
Massachusetts GO	5.000%	8/1/21 (Prere.)	100	118
Massachusetts GO	5.250%	8/1/21	75	89
Massachusetts GO	5.250%	9/1/21 (4)	500	594
Massachusetts GO	5.250%	8/1/22	250	304
Massachusetts GO	5.000%	3/1/23	1,000	1,215
Massachusetts GO	5.250%	8/1/23	75	93
Massachusetts GO	5.000%	10/1/23	150	177
Massachusetts GO	5.000%	7/1/24	335	416
Massachusetts GO	5.250%	9/1/25 (4)	150	192
Massachusetts GO	5.000%	7/1/26	500	637
Massachusetts GO	5.000%	7/1/27	775	922
Massachusetts GO	4.000%	10/1/27	225	247
Massachusetts GO	4.000%	11/1/29	100	110
Massachusetts GO	5.000%	7/1/30	505	612
Massachusetts GO	5.000%	7/1/33	100	120
Massachusetts GO	5.000%	8/1/35	100	116
Massachusetts GO	3.375%	10/1/35	200	203
Massachusetts GO	4.000%	9/1/37	200	216
Massachusetts GO	3.250%	9/1/38	200	200
Massachusetts GO	3.600%	10/1/38	160	163
Massachusetts GO	4.000%	5/1/39	255	272
Massachusetts GO	3.625%	10/1/39	100	102
Massachusetts GO	4.000%	5/1/40	100	106
Massachusetts GO	3.625%	10/1/41	800	811
Massachusetts GO	4.000%	4/1/42	955	1,005
Massachusetts GO	4.500%	12/1/43	1,200	1,332
Massachusetts GO	5.000%	7/1/45	400	470
Massachusetts GO	5.000%	3/1/46	585	679
Massachusetts GO	4.000%	4/1/46	770	819
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/17 (Prere.)	685	712
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	335	376
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	100	137
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	187

33

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	240	247
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	90	93
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/17 (Prere.)	725	748
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	75	83
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/19	595	664
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	750	898
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	320
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	55	65
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	360	419
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	300	321
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	125	165
Massachusetts State Health & Educational
Facilities Authority Revenue Prerefunded-Berklee
CLG Music	5.000%	10/1/17 (Prere.)	170	177
Massachusetts State Health & Educational
Facilities Authority Revenue Unrefunded-Berklee
CLG Music	5.000%	10/1/37	10	10
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.375%	6/1/43	85	93
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	750	884
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	163
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/18	120	129
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/19	100	112
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/22	400	484
Massachusetts Water Resources Authority
Revenue	4.500%	2/1/17 (Prere.)	100	101
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	233
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	188
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	80	106
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	125	145
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	544
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	250	298

34

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	85	99
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	150	159
				27,960
Michigan (1.8%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	110	135
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	152
Detroit MI GO	5.250%	3/1/17 (Prere.)	100	104
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/29 (13)	100	106
Detroit MI Sewage Disposal System Revenue	5.000%	7/1/36 (14)	110	110
Detroit MI Water Supply System Revenue	5.750%	7/1/23 (13)	250	269
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	288
Karegnondi Water Authority Michigan Water Supply
System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/28	500	584
Kent County MI Airport Revenue (Gerald R. Ford
International Airport)	5.000%	1/1/17 (Prere.)	100	101
Lansing MI Board of Water & Light Utility System
Revenue	5.000%	7/1/37	50	57
Lansing MI Board of Water & Light Utility System
Revenue	5.500%	7/1/41	250	293
Michigan Building Authority Revenue	5.000%	4/15/19	215	235
Michigan Building Authority Revenue	5.000%	4/15/22	100	118
Michigan Building Authority Revenue	5.000%	4/15/23	115	139
Michigan Building Authority Revenue	5.000%	10/15/32	250	299
Michigan Building Authority Revenue	5.000%	10/15/33	125	149
Michigan Building Authority Revenue	5.000%	4/15/38	130	151
Michigan Building Authority Revenue	5.000%	4/15/41	500	585
Michigan Building Authority Revenue	5.000%	10/15/50	110	126
Michigan Finance Authority Revenue	5.000%	4/1/19	250	271
Michigan Finance Authority Revenue	5.000%	4/1/21	250	284
Michigan Finance Authority Revenue	5.000%	7/1/44	500	552
Michigan Finance Authority Revenue
(Detroit School District)	5.000%	5/1/18	600	633
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/25 (4)	250	300
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/25 (4)	400	481
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/26 (4)	280	334
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/32 (4)	115	132
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/34	485	549
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	200	210
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	200	221
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	122
Michigan GAN	5.000%	3/15/22	300	354
Michigan GAN	5.000%	3/15/27	250	312
Michigan GO	5.250%	9/15/17 (Prere.)	245	254
Michigan GO	5.000%	11/1/18 (Prere.)	50	54
Michigan GO	5.000%	5/1/19	65	69

35

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Grant Anticipation Revenue	5.250%	9/15/17 (Prere.)	400	416
Michigan Trunk Line Revenue	5.500%	11/1/18	65	71
Michigan Trunk Line Revenue	5.000%	11/1/19	50	56
University of Michigan Revenue	5.000%	4/1/40	500	599
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	230	260
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	155	168
Wayne State University Michigan Revenue	5.000%	11/15/24 (4)	200	216
Western Michigan University Revenue	5.000%	5/15/18 (Prere.)	50	53
				10,972
Minnesota (0.8%)
Hennepin County MN Sales Tax Revenue	4.750%	12/15/33	250	261
Minnesota General Fund Revenue	5.000%	3/1/29	760	888
Minnesota GO	5.000%	8/1/17	125	129
Minnesota GO	5.000%	8/1/17 (Prere.)	545	562
Minnesota GO	5.000%	8/1/17 (Prere.)	145	150
Minnesota GO	5.000%	8/1/19	200	222
Minnesota GO	5.000%	11/1/19	75	84
Minnesota GO	5.000%	8/1/20	500	573
Minnesota GO	5.000%	8/1/21	485	553
Minnesota GO	5.000%	8/1/22	160	182
Minnesota GO	5.000%	8/1/23	200	228
Minnesota GO	5.000%	8/1/23	540	666
Minnesota GO	5.000%	8/1/25	500	636
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40	60	69
				5,203
Mississippi (0.3%)
Mississippi Development Bank Special Obligation
Revenue	5.250%	8/1/20 (Prere.)	500	576
Mississippi GO	5.000%	10/1/20	75	86
Mississippi GO	5.000%	11/1/21	150	178
Mississippi GO	5.000%	10/1/36	855	993
				1,833
Missouri (0.3%)
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue	5.000%	10/1/28	100	107
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	150	177
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.125%	4/1/18 (Prere.)	300	318
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	573
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	50	61
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/17 (Prere.)	140	141
Missouri Joint Municipal Electric Utility Commission
Power Project Revenue (Iatan 2 Project)	6.000%	1/1/19 (Prere.)	115	127
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	143
St. Louis MO Airport Revenue (Lambert-St. Louis
International Airport)	5.500%	7/1/30 (14)	50	64
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	250	292
				2,003

36

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nebraska (0.3%)
Nebraska GO (Lincoln-West Haymarket Joint
Public Agency)	5.000%	12/15/42	50	58
Nebraska Public Power District Revenue	5.000%	1/1/40	880	1,014
Omaha NE Public Power District Electric Revenue	5.000%	2/1/21	150	174
Omaha NE Public Power District Electric Revenue	5.000%	2/1/28	250	311
Omaha NE Public Power District Electric Revenue	4.000%	2/1/38	175	189
Omaha NE Public Power District Electric Revenue	4.000%	2/1/42	150	158
Omaha NE Public Power District Electric Revenue	5.250%	2/1/42	135	160
				2,064
Nevada (1.9%)
Clark County NV GO	5.000%	11/1/16 (Prere.)	90	90
Clark County NV GO	5.000%	11/1/24 (2)	135	135
Clark County NV GO	5.000%	11/1/27	600	754
Clark County NV GO	5.000%	6/1/33	55	58
Clark County NV GO	5.000%	6/1/38	295	312
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	552
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.000%	7/1/17 (Prere.)	200	206
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.000%	7/1/17 (Prere.)	100	103
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.000%	7/1/30	100	110
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.250%	7/1/39 (4)	115	127
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.250%	7/1/42	110	122
Clark County NV School District GO	4.500%	6/15/17 (14)	55	56
Clark County NV School District GO	5.500%	6/15/17	100	103
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	245	257
Clark County NV School District GO	5.000%	6/15/18	720	767
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	1,125	1,200
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	400	427
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	155	165
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	320	341
Clark County NV School District GO	5.000%	6/15/20	250	266
Clark County NV School District GO	5.000%	6/15/21 (14)	125	132
Clark County NV School District GO	5.000%	6/15/22 (14)	75	79
Clark County NV School District GO	5.000%	6/15/22	50	53
Clark County NV School District GO	5.000%	6/15/23 (14)	325	343
Clark County NV School District GO	3.500%	6/15/24 (14)	125	127
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	155	190
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	160	194
Las Vegas NV GO	6.000%	4/1/19 (Prere.)	100	112
Las Vegas Valley Water District Nevada GO	5.000%	2/1/30	220	231
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	150	157
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	105	110
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	60	68
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	865	1,021
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	200	213
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	285	328
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/17 (Prere.)	125	131

37

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada Capital Improvement & Cultural Affairs GO	5.000%	3/1/22	50	59
Nevada GO	5.000%	12/1/17 (Prere.)	100	105
Nevada GO	5.000%	4/1/24	110	135
Nevada GO	5.000%	11/1/24	115	143
Nevada GO	5.000%	11/1/26	250	309
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	100	105
Truckee Meadows NV Water Authority Water
Revenue	4.500%	7/1/30 (4)	200	205
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/29	885	957
				11,658
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/19 (Prere.)	365	405

New Jersey (5.7%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.125%	11/1/16 (4)	150	150
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.125%	11/1/17 (4)	90	94
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20	145	164
New Jersey COP	5.250%	6/15/30	250	269
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	495	571
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	155	173
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	100	106
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	100	102
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	130	145
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	333
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/17 (ETM)	15	15
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (Prere.)	120	124
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	590	611
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	1,000	1,091
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	400	430
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	220	239
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/21	250	274
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	100	115
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	350	388
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	575	641

38

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	750	836
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	1,515	1,687
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	250	277
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	155	172
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	118
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/27	165	186
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	455	503
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	180	198
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	150	161
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	100	108
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	100	111
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	215	231
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	140	150
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	100	103
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/33	160	165
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	1,000	1,056
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	300	307
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/45	140	155
New Jersey Equipment Lease Purchase COP	5.000%	6/15/21	100	106
New Jersey GO	5.000%	6/1/20	300	335
New Jersey GO	5.000%	6/1/22	500	583
New Jersey GO	5.000%	6/1/28	125	149
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	15	16
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/38	40	42
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	100	110
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	150	162
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	200	219

39

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	150	157
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	150	157
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	150	157
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	100	113
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	160	167
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	200	227
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	300	339
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	300	336
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	200	208
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	150	166
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	225	234
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	250	260
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	580	641
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	12/15/25 (2)	245	254
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	100	110
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.750%	12/15/31	200	216
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	250	271
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	170	67
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	150	160
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	460	495
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	400	431
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	50	54
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	400	402
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	160	161
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	440	443
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (4)	110	111
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	200	218

40

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	325	357
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	635	722
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	139
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	65	72
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	170	195
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	430	485
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	255	292
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	159
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	250	285
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	150	105
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/26 (2)	100	104
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/27 (2)	130	135
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	745	472
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	220	135
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	100	58
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	280	156
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	495	253
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	769
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	500	559
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	865	456
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	60	29
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	100	103
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	305	133
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	274
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	415	157
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	720	258

41

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	150	54
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.875%	12/15/38	200	217
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	250	272
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	155	53
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	380	123
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	370	393
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	315	339
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	80	87
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	150	168
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	200	238
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	240	305
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	170	201
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	50	64
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	100	118
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	100	120
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	100	119
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	400	469
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	170	201
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	255	301
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	790	903
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	100	105
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	435	496
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	850	981
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of Newark
Redevelopment Projects)	4.375%	1/1/37 (14)	105	105
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	346
South Jersey Transportation Authority New Jersey
Transportation System Revenue	5.000%	11/1/20	130	145
				35,170
New Mexico (0.1%)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	350	360
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/18	125	133
				493
New York (20.8%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	625	729
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	255	298
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	175	47
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	62
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	200	229

42

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	905	915
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	1,425	1,442
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	1,015	1,027
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/16 (Prere.)	190	191
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/16 (Prere.)	10	10
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	400	443
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	135	150
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	150	167
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	335	377
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/19 (Prere.)	300	333
Long Island NY Power Authority Electric System
Revenue	6.000%	5/1/19 (Prere.)	550	618
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/22 (4)	100	91
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/26 (4)	110	89
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	100	117
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/28 (4)	270	203
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	500	574
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	495	576
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	105	120
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/45	200	230
Nassau County NY GO	5.000%	4/1/39	250	287
Nassau County NY GO	5.000%	4/1/43	300	343
New York City NY GO	5.000%	8/1/17	285	294
New York City NY GO	5.000%	8/1/17	100	103
New York City NY GO	5.000%	8/1/17	550	568
New York City NY GO	5.000%	8/1/18	405	433
New York City NY GO	5.000%	8/1/18	500	535
New York City NY GO	5.000%	8/1/18	240	257
New York City NY GO	5.000%	8/1/18	500	535
New York City NY GO	5.000%	5/15/19 (Prere.)	15	17
New York City NY GO	5.000%	8/1/19	120	133
New York City NY GO	5.000%	8/1/19	195	216
New York City NY GO	5.000%	8/1/19	175	194
New York City NY GO	4.000%	9/1/19	255	270
New York City NY GO	5.000%	8/1/20	310	353
New York City NY GO	5.000%	8/1/20	500	569
New York City NY GO	5.000%	8/1/20	1,300	1,480

43

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/20	210	232
New York City NY GO	5.000%	4/1/21	705	817
New York City NY GO	5.000%	8/1/21	125	138
New York City NY GO	5.000%	8/1/21	300	351
New York City NY GO	5.000%	8/1/22	120	144
New York City NY GO	5.000%	8/1/22	300	359
New York City NY GO	5.000%	8/1/22	60	72
New York City NY GO	5.000%	8/1/22	60	72
New York City NY GO	5.000%	4/1/23	700	832
New York City NY GO	5.000%	8/1/23	125	138
New York City NY GO	5.000%	8/1/23	250	293
New York City NY GO	5.000%	4/1/24	150	159
New York City NY GO	5.000%	8/1/24	435	540
New York City NY GO	5.000%	8/1/24	550	683
New York City NY GO	5.000%	8/1/24	575	714
New York City NY GO	5.000%	2/1/25	120	126
New York City NY GO	5.000%	8/1/25	200	241
New York City NY GO	5.000%	8/1/25	170	208
New York City NY GO	5.000%	8/1/25	140	174
New York City NY GO	5.000%	8/1/25	350	440
New York City NY GO	5.000%	4/1/26	100	106
New York City NY GO	5.000%	8/1/26	500	596
New York City NY GO	5.500%	11/15/26	100	109
New York City NY GO	5.125%	12/1/26	100	105
New York City NY GO	5.000%	8/1/27	200	248
New York City NY GO	5.000%	8/1/28	300	365
New York City NY GO	5.000%	8/1/28	55	68
New York City NY GO	5.000%	10/1/28	225	268
New York City NY GO	5.000%	8/1/29	315	379
New York City NY GO	5.000%	8/1/29	240	288
New York City NY GO	5.000%	3/1/30	100	118
New York City NY GO	5.000%	10/1/30	200	233
New York City NY GO	5.000%	5/15/31	230	251
New York City NY GO	5.000%	8/1/32	110	130
New York City NY GO	5.000%	10/1/32	185	216
New York City NY GO	5.000%	8/1/35	50	58
New York City NY IDA (Yankee Stadium)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	100	100
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	4.500%	3/1/39 (3)	50	50
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium Project)	4.750%	3/1/46 (14)	100	100
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/46 (3)	565	568
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/17 (Prere.)	55	56
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/17 (Prere.)	85	87
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	15	16
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	240	281
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	170	191

44

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	120	143
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33 (14)	50	51
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	150	165
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	460	546
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/35	15	15
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	625	688
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/36 (4)	150	154
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	485	575
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	170	181
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/38	500	526
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	790	810
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	411
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39 (14)	205	209
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	100	118
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	300	354
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	700	769
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	195	231
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,220	1,340
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	260	287
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	120	133
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	180	194
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	115	132
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	740	858
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	65	76
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	555	637
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	400	472
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	100	107

45

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	655	759
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	775	899
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	300	347
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	290
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	1,190	1,386
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	413
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	750	889
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	200	243
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	295	368
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	165	204
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	215	264
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	160	187
New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	106
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/30	60	65
New York City NY Transitional Finance Authority
Building Aid Revenue	4.500%	1/15/31 (14)	350	352
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	80	97
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/33	315	346
New York City NY Transitional Finance Authority
Building Aid Revenue	6.000%	7/15/33	280	304
New York City NY Transitional Finance Authority
Building Aid Revenue	4.250%	1/15/34	245	246
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	700	733
New York City NY Transitional Finance Authority
Building Aid Revenue	5.375%	1/15/34	140	153
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	750	888
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	115
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36 (12)	100	101
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/39	245	269
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	300	349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	350	365

46

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	200	224
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	125	148
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	100	118
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/22	450	526
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	215	254
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	595	701
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	190
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	189
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	200	250
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	125	151
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	100	124
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	210	250
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	50	59
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	200	242
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	226
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	100	119
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	750	906
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	150	182
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	119
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	475	576
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	400	455
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	320	377
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	100	119
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	2/1/35	300	300
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	305	349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	500	598
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	450	536

47

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/37	625	740
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	200	236
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	85	100
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	60	70
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	165	195
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	500	599
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	480	546
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/40	750	881
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	440	511
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	600	696
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	500	588
New York Convention Center Development Corp.
Revenue	5.000%	11/15/40	100	117
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	120	125
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	80	83
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	100	104
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	145	157
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	70	76
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	300	334
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	150	167
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	50	56
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	250	250
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	115	132
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	120	141
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	275	331
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	275	330
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	100	121
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	500	555

48

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	308
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	475	566
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	100	108
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	179
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	315	316
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36 (4)	220	256
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	240	279
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	350	406
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	150	175
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	50	58
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	175	206
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	107
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	50	58
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	550	636
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	100	115
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	345	400
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	660	765
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	250	290
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	55	65
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	800	932
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	1,210	1,349
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	500	335
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	55	69
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	300	359
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	400	436
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	400	446
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	200	226

49

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	100	124
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/28	205	228
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	410	474
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	250	289
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/45	250	294
New York State Dormitory Authority Revenue	5.250%	5/15/19 (2)	50	55
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/38	410	437
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	400	462
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	265	319
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	170	187
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.125%	7/1/19 (Prere.)	250	277
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	170	205
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	220
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	100	101
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17	100	102
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17 (Prere.)	200	203
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	260	274
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	50	53
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	100	106
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	563
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	60	68
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	180	207
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	145	168
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	125	145
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	400	463
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	265	310
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	350	415

50

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	121
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	297
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	140	174
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	250	311
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	180	222
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	75	93
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	80	97
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	350	412
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	65	79
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	120
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	400	468
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	520	626
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	179
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	235	282
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	155	179
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	750	889
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	500	589
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	290	340
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	105	123
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	55	65
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,190	1,388
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	585	663
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	3/15/17	500	508
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	600	662
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/17	100	102
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	242
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	75	85

51

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	50	60
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	500	589
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/17	460	467
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	1,250	1,320
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	500	609
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	105	132
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	311
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	315
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	120	148
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	1,000	1,204
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	100	123
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	500	611
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	85	91
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/18	100	107
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/21	250	267
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.750%	6/15/32	100	102
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.500%	6/15/36	100	102
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	250	301
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	6/15/46	100	108
New York State GO	3.500%	3/1/43	350	365
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/20	100	106
New York State Thruway Authority Revenue	5.000%	5/1/19 (4)	985	1,081
New York State Thruway Authority Revenue	5.000%	5/1/19	1,290	1,416
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	130	136
New York State Thruway Authority Revenue	5.000%	1/1/26	350	411
New York State Thruway Authority Revenue	5.000%	1/1/31	330	381
New York State Thruway Authority Revenue	5.000%	1/1/31	125	148
New York State Thruway Authority Revenue	4.000%	1/1/56	100	104
New York State Thruway Authority Revenue	5.250%	1/1/56	100	118

52

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	175	198
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	574
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/19 (2)	285	315
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	250	282
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	232
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	340	389
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	60	70
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge
Trust Fund)	5.000%	4/1/18 (Prere.)	105	111
New York State Urban Development Corp.
Revenue	5.000%	1/1/18	150	157
New York State Urban Development Corp.
Revenue	5.500%	1/1/19	100	110
New York State Urban Development Corp.
Revenue	5.000%	3/15/20	240	270
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	200	214
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	400	407
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	50	53
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	55	58
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	157
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	170	191
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	300	355
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	300	363
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	260	320
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	270	329
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	300	378
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	1,000	1,248
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	160	199
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	200	239
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	400	481
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	65	77

53

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	55	66
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	500	608
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	133
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	185	220
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	250	296
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	300	361
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	296
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.250%	3/15/38	250	272
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18 (4)	100	105
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	310	338
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	460	517
Port Authority of New York & New Jersey Revenue	5.000%	12/1/20	75	87
Port Authority of New York & New Jersey Revenue	5.000%	12/1/21	60	71
Port Authority of New York & New Jersey Revenue	5.000%	5/1/26	100	125
Port Authority of New York & New Jersey Revenue	5.000%	12/1/30	70	85
Port Authority of New York & New Jersey Revenue	4.750%	7/15/31	100	106
Port Authority of New York & New Jersey Revenue	5.000%	11/15/31	250	261
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	250	303
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	500	555
Port Authority of New York & New Jersey Revenue	5.000%	6/1/33	255	304
Port Authority of New York & New Jersey Revenue	4.750%	7/15/33	620	659
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	50	60
Port Authority of New York & New Jersey Revenue	4.500%	11/15/34 (2)	85	88
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	60	71
Port Authority of New York & New Jersey Revenue	4.750%	11/1/36	140	152
Port Authority of New York & New Jersey Revenue	5.000%	8/15/37 (4)	125	129
Port Authority of New York & New Jersey Revenue	4.500%	10/15/37	385	420
Port Authority of New York & New Jersey Revenue	5.000%	11/15/37	400	418
Port Authority of New York & New Jersey Revenue	5.000%	12/1/38	565	668
Port Authority of New York & New Jersey Revenue	4.500%	9/15/39	300	327
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	550	650
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	300	351
Port Authority of New York & New Jersey Revenue	4.000%	10/15/45	360	391
Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	250	299
Port Authority of New York & New Jersey Revenue	6.125%	6/1/94	200	254
Suffolk County NY Water Authority Water System
Revenue	3.000%	6/1/32	200	203
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	110	119
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	185	217
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	80	95

54

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	590	699
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	495	600
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	80	99
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	75	94
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	125	147
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	105	127
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	175	205
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	200	136
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	160	105
Triborough Bridge & Tunnel Authority New York
Revenue	4.750%	11/15/30	540	570
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	140	89
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	50	53
Triborough Bridge & Tunnel Authority New York
Revenue	3.000%	11/15/34	240	244
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	50	53
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	805	866
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	70	83
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/23	600	712
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/24	500	606
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/26	750	931
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	245	297
Utility Debt Securitization Authority New York
Revenue	3.000%	12/15/32	100	103
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	50	61
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	185
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	250	301
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	200	221
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	805	967
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	400	474
				129,042

55

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (1.6%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/18 (Prere.)	115	123
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/29	250	312
Charlotte NC COP	3.000%	6/1/22	200	202
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	300	352
Charlotte NC Water & Sewer System Revenue	4.750%	7/1/33	255	271
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	4/1/19 (Prere.)	520	570
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	250	297
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	4.250%	7/1/42	255	255
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	500	586
North Carolina Capital Improvement Revenue	4.500%	5/1/28	475	526
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	545	591
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	370	457
North Carolina GAN	5.250%	3/1/20	215	236
North Carolina GAN PUT	4.000%	3/1/18	125	128
North Carolina GO	5.000%	5/1/19	120	132
North Carolina GO	5.000%	5/1/20	200	227
North Carolina GO	5.000%	5/1/20 (Prere.)	90	102
North Carolina GO	5.000%	5/1/22	500	601
North Carolina GO	5.000%	5/1/22	30	34
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	4.000%	1/1/18	70	73
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	230	250
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	55	59
North Carolina Revenue	5.000%	11/1/19	250	279
North Carolina Revenue	5.000%	5/1/22	475	567
North Carolina Revenue	5.000%	6/1/25	75	94
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/40	265	303
University of North Carolina University System
Revenue	5.000%	12/1/17 (Prere.)	2,120	2,218
Wake County NC GO	5.000%	3/1/22	200	239
				10,084
Ohio (1.7%)
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	105	111
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	325	368
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	50	53
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	50	60
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	150	163
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	210	234
Cleveland Heights OH City School District GO	4.500%	12/1/47	165	180

56

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	227
Cleveland State University Ohio General Receipts
Revenue	5.000%	6/1/37	95	109
Columbus OH GO	5.000%	7/1/25	100	127
Columbus OH GO	5.000%	7/1/26	405	520
Columbus OH Sewer Revenue	5.000%	6/1/27	50	62
Columbus OH Sewer Revenue	5.000%	6/1/28	500	618
Franklin County OH GO	5.000%	12/1/17 (Prere.)	100	105
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	300	331
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	110	129
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	250	294
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	335	392
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	270
Ohio GO	5.000%	9/15/21	200	236
Ohio GO	5.000%	9/15/24	535	668
Ohio GO	5.000%	9/15/25	250	316
Ohio State University General Receipts Revenue	5.000%	12/1/39	60	70
Ohio State University General Receipts Revenue	4.000%	6/1/43	145	155
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	100	49
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	930	423
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	122
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	215	83
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	465	173
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,060	1,188
Sandusky OH BAN	2.000%	10/5/17	450	454
Springboro OH BAN	1.500%	1/26/17	500	501
Springboro OH BAN	1.500%	3/30/17	1,000	1,002
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	295	342
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	520	543
				10,678
Oklahoma (0.1%)
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/47	200	230
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	100	101
				331
Oregon (0.5%)
North Clackamas County OR School District
No. 12 GO	4.500%	6/15/17 (Prere.)	50	51
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/19 (Prere.)	700	766
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	500	611
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	400	486
Oregon GO	4.500%	8/1/32	65	67
Oregon GO (Veterans Welfare)	4.700%	6/1/41	175	194
Port of Portland OR International Airport Revenue	5.500%	7/1/18 (Prere.)	50	54
Portland OR Sewer System Revenue	5.000%	3/1/35	120	134
Tri-County Metropolitan Transportation District of
Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	500	510
				2,873

57

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania (4.9%)
Allegheny County PA Airport Authority Revenue
(Pittsburgh International Airport)	5.000%	1/1/17 (4)	145	146
Allegheny County PA Airport Authority Revenue
(Pittsburgh International Airport)	5.000%	1/1/18 (4)	80	84
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	545	609
Allegheny County PA GO	5.000%	11/1/28	500	615
Allegheny County PA GO	5.000%	12/1/37	150	176
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	335	375
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	150	164
Chester County PA GO	5.000%	7/15/19 (Prere.)	75	83
Chester County PA GO	5.000%	7/15/28	25	28
Commonwealth Financing Authority Pennsylvania
Revenue	5.000%	6/1/36	100	112
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	7/1/17 (Prere.)	125	128
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	200	224
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	100	111
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	125	138
Delaware Valley PA Regional Finance Authority
Revenue	5.600%	7/1/17 (2)	50	52
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/17	250	258
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	60	75
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	705	905
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	115	130
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	7/1/17	600	617
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	1/1/19	390	424
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	1/1/20	360	398
Pennsylvania GO	5.000%	3/1/17	100	101
Pennsylvania GO	5.000%	5/1/17	100	102
Pennsylvania GO	4.500%	11/1/17 (Prere.)	1,250	1,296
Pennsylvania GO	5.000%	6/1/18	500	531
Pennsylvania GO	5.000%	7/1/18	100	107
Pennsylvania GO	5.000%	7/1/18	125	133
Pennsylvania GO	5.000%	2/15/19	75	81
Pennsylvania GO	5.000%	7/1/19	70	77
Pennsylvania GO	5.000%	7/1/20	275	310
Pennsylvania GO	5.000%	7/1/22	100	118
Pennsylvania GO	5.000%	4/15/24	200	218
Pennsylvania GO	5.000%	11/15/24	190	221
Pennsylvania GO	5.000%	6/1/25	500	585
Pennsylvania GO	5.000%	4/1/26	635	749
Pennsylvania GO	5.000%	6/15/26	100	120

58

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	9/15/26	1,150	1,427
Pennsylvania GO	5.000%	3/15/27	750	903
Pennsylvania GO	4.000%	10/15/28	100	110
Pennsylvania GO	5.000%	9/15/29	750	903
Pennsylvania GO	5.000%	3/15/31	200	234
Pennsylvania GO	4.000%	6/15/32	395	422
Pennsylvania GO	5.000%	10/15/32	430	496
Pennsylvania GO	4.000%	3/15/34	200	212
Pennsylvania GO	4.000%	9/15/34	500	539
Pennsylvania GO	3.000%	9/15/35	500	477
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	11/1/17 (Prere.)	125	130
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	113
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/29 (4)	100	117
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	4.500%	6/1/32 (4)	700	702
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/33 (4)	135	135
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	4.750%	5/15/19 (Prere.)	370	405
Pennsylvania State University Revenue	5.000%	9/1/41	200	237
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	58
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/18 (Prere.)	150	163
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	30	32
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	110	119
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	130	143
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	61
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10	11
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	120	133
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	100	112
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	6
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	73
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	310	363
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	23
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	110	130
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	108
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	60	73
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	60	67
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	365
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/28	120	138
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	200	248
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/30	35	40
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	200	259
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/34	630	737
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/35	165	188
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	595	654
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	510	630
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/38	100	104
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	695	764
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	150	163

59

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	360	393
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	85	98
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	155	170
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	140	154
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	715	821
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	287
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	282
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	168
Philadelphia PA Airport Revenue	5.000%	6/15/40	50	56
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	285	296
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	167
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	250	268
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	230	258
Philadelphia PA GO	5.000%	7/15/38	495	561
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/17 (4)	115	119
Philadelphia PA Water & Waste Water Revenue	4.250%	11/1/31 (2)	70	72
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	230	265
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	135	152
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	50	56
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	740	849
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/28	470	513
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	250	286
				30,441
Rhode Island (0.0%)
Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/40	100	116

South Carolina (1.4%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/24	125	154
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/27	350	423
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/30	780	930
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	127
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/40	50	56
Greenville County SC School District GO	5.000%	12/1/27	110	110
Greenville County SC School District Installment
Revenue	5.000%	12/1/25 (12)	150	151
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	275	313
South Carolina Public Service Authority Revenue	3.000%	12/1/46	600	575
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (Prere.)	100	109
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (Prere.)	480	524
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	90	99
South Carolina Public Service Authority Revenue	5.000%	1/1/20 (Prere.)	315	353
South Carolina Public Service Authority Revenue	5.000%	12/1/21	75	88
South Carolina Public Service Authority Revenue	4.000%	1/1/32	105	109
South Carolina Public Service Authority Revenue	5.000%	12/1/33	350	417

60

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/36	100	113
South Carolina Public Service Authority Revenue	5.000%	12/1/36	290	340
South Carolina Public Service Authority Revenue	5.125%	12/1/43	50	58
South Carolina Public Service Authority Revenue	5.000%	12/1/46	1,415	1,619
South Carolina Public Service Authority Revenue	5.000%	12/1/48	520	596
South Carolina Public Service Authority Revenue	5.000%	12/1/49	130	147
South Carolina Public Service Authority Revenue	5.000%	12/1/50	385	433
South Carolina Public Service Authority Revenue	5.500%	12/1/54	150	177
South Carolina Public Service Authority Revenue	5.000%	12/1/55	250	281
South Carolina Public Service Authority Revenue	5.250%	12/1/55	250	295
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	230	263
South Carolina Transportation Infrastructure
Revenue	3.375%	10/1/32	155	159
				9,019
Tennessee (0.4%)
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	110	123
Metropolitan Government of Nashville & Davidson
County TN Electric Revenue	5.000%	5/15/27	450	539
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	1/1/18 (Prere.)	485	509
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	1/1/18 (Prere.)	100	105
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	7/1/18	100	107
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	1/1/28	250	313
Tennessee GO	5.000%	8/1/18	490	525
Tennessee GO	5.000%	8/1/21	205	242
				2,463
Texas (10.1%)
Alamo TX Community College District GO	4.500%	8/15/33 (14)	100	103
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46	310	359
Austin TX Water & Wastewater System Revenue	5.000%	11/15/41	200	231
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/21 (Prere.)	100	119
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	275	331
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/40	300	340
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	100	112
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	185	224
Cypress-Fairbanks TX Independent School
District GO	4.500%	2/15/28	250	253
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	1,000	1,160
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/16 (Prere.)	145	145
Dallas TX Area Rapid Transit Sales Tax Revenue	4.750%	12/1/18 (Prere.)	55	59
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/18 (Prere.)	190	206
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	125	136
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	325	354
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	90	98
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	60	65
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29 (2)	170	222
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30 (2)	100	131
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32 (2)	5	5

61

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	350	410
Dallas TX GO	5.000%	2/15/18	100	105
Dallas TX GO	5.000%	2/15/23	75	91
Dallas TX GO	5.000%	2/15/24	100	118
Dallas TX GO	5.000%	2/15/25	300	366
Dallas TX GO	5.000%	2/15/26	375	455
Dallas TX Independent School District GO	5.500%	2/15/18 (Prere.)	155	164
Dallas TX Independent School District GO	6.375%	2/15/18 (Prere.)	1,000	1,071
Dallas TX Independent School District GO	5.000%	8/15/24	250	312
Dallas TX Independent School District GO	5.000%	8/15/28	130	158
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/37	500	595
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/41	50	59
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/33	100	119
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	80	90
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	50	57
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	150	173
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/44	165	190
Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/45	140	148
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/45	385	431
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/45	100	114
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	5.000%	3/1/32	50	59
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	5.000%	3/1/37	300	350
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	4.000%	3/1/46	300	315
Fort Bend TX Independent School District GO	5.000%	8/15/19	175	194
Fort Bend TX Independent School District GO	4.750%	8/15/34	50	53
Fort Worth TX Independent School District GO	5.000%	2/15/34	300	333
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	700	847
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	325	383
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	4/1/53	450	521
Harris County TX Flood Control District Revenue	5.000%	10/1/34	865	979
Harris County TX Flood Control District Revenue	5.000%	10/1/39	100	113
Harris County TX GO	5.750%	10/1/18 (Prere.)	350	382
Harris County TX GO	5.000%	8/15/22	50	60
Harris County TX GO	5.000%	10/1/23	205	235
Harris County TX GO	5.000%	8/15/28	250	310
Harris County TX GO	5.000%	10/1/28	500	618
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	350	405
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	223
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	175	86
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	64
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	575	617
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	150	166
Harris County TX Toll Road Revenue	5.000%	8/15/29	265	312
Houston TX Airport System Revenue	5.000%	7/1/27 (14)	730	749
Houston TX Community College GO	5.000%	2/15/34	130	152
Houston TX Community College System GO	5.000%	2/15/33	415	486
Houston TX Community College System GO	5.000%	2/15/36	400	446
Houston TX GO	5.000%	3/1/18	300	316
Houston TX GO	5.000%	3/1/18 (Prere.)	100	105

62

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX GO	5.250%	3/1/18 (Prere.)	310	328
Houston TX GO	5.000%	3/1/19 (Prere.)	90	98
Houston TX GO	5.000%	3/1/24	10	11
Houston TX GO	5.000%	3/1/24	500	586
Houston TX GO	5.000%	3/1/27	250	308
Houston TX GO	5.000%	3/1/28	500	611
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project)	4.750%	11/15/17 (Prere.)	150	156
Houston TX Independent School District GO	5.000%	2/15/17 (Prere.)	200	202
Houston TX Independent School District GO PUT	4.000%	6/1/17	500	509
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	160	167
Houston TX Utility System Revenue	5.375%	5/15/19 (Prere.)	110	122
Houston TX Utility System Revenue	5.000%	5/15/22	130	155
Houston TX Utility System Revenue	5.000%	5/15/24	250	309
Houston TX Utility System Revenue	5.000%	11/15/24	80	100
Houston TX Utility System Revenue	5.250%	11/15/28	215	249
Houston TX Utility System Revenue	5.250%	11/15/29	160	185
Houston TX Utility System Revenue	5.000%	11/15/34	200	236
Houston TX Utility System Revenue	5.000%	11/15/36	125	145
Houston TX Utility System Revenue	5.000%	11/15/44	75	87
Irving TX Combination Tax & Hotel Occupancy
Revenue GO	5.000%	8/15/39	375	407
Judson TX Independent School District GO	4.500%	2/1/17 (Prere.)	135	136
Judson TX Independent School District GO	4.500%	2/1/35	65	66
Keller TX Independent School District GO	5.250%	2/15/19 (Prere.)	180	197
Keller TX Independent School District GO	5.500%	2/15/19 (Prere.)	735	809
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	75	80
Lake Travis TX Independent School District GO	5.000%	2/15/42	510	581
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/17 (Prere.)	100	101
Leander TX Independent School District GO	5.000%	8/15/26	400	485
Leander TX Independent School District GO	5.000%	8/15/40	380	447
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	100	109
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	325	354
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	125	136
Lewisville TX Independent School District GO	5.000%	8/15/20	400	457
Lewisville TX Independent School District GO	4.000%	8/15/26	400	464
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	150	161
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	35	38
Lone Star College System Texas GO	5.000%	8/15/38	35	37
Lower Colorado River Authority Texas Revenue	6.250%	5/15/18 (Prere.)	250	271
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	125	142
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	150	164
Lower Colorado River Authority Texas Revenue	5.500%	5/15/33	195	214
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39	200	228
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	125	137
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	540	600
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/35 (13)	300	318
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	4.000%	5/15/39	220	231
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/40 (4)	100	111

63

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/41	275	305
North East TX Regional Mobility Authority Revenue	5.000%	1/1/22	600	690
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	130	147
North Harris County TX Regional Water Authority
Revenue	5.250%	12/15/18 (Prere.)	485	530
North Harris County TX Regional Water Authority
Revenue	5.375%	12/15/18 (Prere.)	375	410
North Texas Tollway Authority System Revenue	5.125%	1/1/18 (Prere.)	275	289
North Texas Tollway Authority System Revenue	5.500%	1/1/18	170	179
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	50	53
North Texas Tollway Authority System Revenue	5.750%	1/1/19 (Prere.)	950	1,047
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	100	111
North Texas Tollway Authority System Revenue	5.000%	1/1/21	105	120
North Texas Tollway Authority System Revenue	6.000%	1/1/23	50	55
North Texas Tollway Authority System Revenue	5.000%	1/1/27	180	216
North Texas Tollway Authority System Revenue	5.125%	1/1/28 (14)	10	10
North Texas Tollway Authority System Revenue	5.000%	1/1/30	200	235
North Texas Tollway Authority System Revenue	5.000%	1/1/30	230	276
North Texas Tollway Authority System Revenue	5.000%	9/1/31	185	214
North Texas Tollway Authority System Revenue	0.000%	1/1/32 (12)	155	91
North Texas Tollway Authority System Revenue	5.000%	9/1/32	270	312
North Texas Tollway Authority System Revenue	5.625%	1/1/33	5	5
North Texas Tollway Authority System Revenue	5.625%	1/1/33	10	10
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	200	103
North Texas Tollway Authority System Revenue	5.500%	9/1/36	70	83
North Texas Tollway Authority System Revenue	0.000%	1/1/38 (12)	600	272
North Texas Tollway Authority System Revenue	5.000%	1/1/38	500	575
North Texas Tollway Authority System Revenue	4.000%	1/1/39	535	570
North Texas Tollway Authority System Revenue	5.000%	1/1/40	895	1,024
North Texas Tollway Authority System Revenue	5.500%	9/1/41	270	318
North Texas Tollway Authority System Revenue	6.000%	1/1/43	160	188
North Texas Tollway Authority System Revenue	5.250%	1/1/44	25	27
North Texas Tollway Authority System Revenue
PUT	1.950%	1/1/19	500	505
Plano TX Independent School District GO	5.250%	2/15/18 (Prere.)	170	180
Port of Houston Authority of Harris County Texas
Tax Revenue	5.000%	10/1/35	100	114
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project)	5.000%	3/15/43	85	98
Round Rock TX Independent School District GO	5.000%	8/1/33	200	214
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/18	60	63
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	200	218
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	110	120
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	1,350	1,518
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	70	83
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	140	169
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/24	110	138
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32	150	181
San Antonio TX GO	5.000%	2/1/20	200	225
San Antonio TX Independent School District GO	5.000%	2/15/24	100	124
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/33	140	150

64

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	75
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/42	615	647
San Antonio TX Water Revenue	4.500%	5/15/32 (14)	330	336
San Antonio TX Water Revenue	4.500%	5/15/37 (14)	280	285
San Jacinto TX Community College District GO	5.000%	2/15/19 (Prere.)	895	976
Spring Branch TX Independent School District GO	5.250%	2/1/17 (Prere.)	200	202
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	115	134
Texas GO	5.000%	4/1/18 (Prere.)	190	201
Texas GO	5.000%	4/1/20	100	113
Texas GO	5.000%	10/1/20	500	575
Texas GO	5.000%	10/1/22	545	658
Texas GO	5.000%	10/1/27	145	178
Texas GO	5.000%	10/1/27	55	69
Texas GO	5.000%	10/1/28	100	121
Texas GO	5.000%	4/1/30	100	106
Texas GO	5.000%	4/1/44	200	233
Texas GO	5.000%	10/1/44	820	962
Texas Municipal Power Agency Revenue	5.000%	9/1/40	170	191
Texas Transportation Commission GO	5.000%	10/1/18	200	216
Texas Transportation Commission GO	5.000%	10/1/21	300	354
Texas Transportation Commission GO	5.000%	4/1/23	100	122
Texas Transportation Commission GO	5.000%	4/1/24	365	453
Texas Transportation Commission GO	5.000%	10/1/25	720	897
Texas Transportation Commission GO	5.000%	4/1/26	100	118
Texas Transportation Commission GO	5.000%	4/1/31	300	357
Texas Transportation Commission Mobility
Fund GO	5.000%	4/1/17 (Prere.)	105	107
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/28	55	68
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/29	50	62
Texas Transportation Commission Mobility
Fund GO	4.500%	4/1/35 (14)	200	203
Texas Transportation Commission Mobility
Fund GO	4.750%	4/1/37	530	556
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	300	305
Texas Transportation Commission Revenue	4.000%	10/1/18	190	201
Texas Transportation Commission Revenue	5.000%	4/1/19	140	153
Texas Transportation Commission Revenue	5.000%	4/1/20	540	611
Texas Transportation Commission Revenue	5.000%	10/1/20	500	574
Texas Transportation Commission Revenue	5.000%	4/1/21	380	442
Texas Transportation Commission Revenue	5.000%	10/1/22	150	181
Texas Transportation Commission Revenue	5.000%	4/1/24	70	87
Texas Transportation Commission Revenue	5.000%	10/1/24	90	112
Texas Transportation Commission Revenue	5.000%	10/1/25	235	297
Texas Transportation Commission Revenue	5.000%	10/1/26	100	128
Texas Transportation Commission Revenue	5.000%	4/1/34	100	118
Texas Transportation Commission Revenue	5.000%	8/15/41	100	113
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	800	918
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	260	299

65

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	400	453
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/22 (2)	95	85
Texas Water Development Board Revenue	5.000%	7/15/26	100	103
Texas Water Development Board Revenue	5.000%	10/15/30	100	123
Texas Water Development Board Revenue	5.000%	10/15/31	525	640
Texas Water Development Board Revenue	5.000%	10/15/45	400	476
Texas Water Financial Assistance GO	4.000%	8/1/41	100	108
University of Texas Permanent University Fund
Revenue	5.250%	7/1/30	55	72
University of Texas Permanent University Fund
Revenue	4.000%	7/1/34	300	330
University of Texas Permanent University Fund
Revenue	5.000%	7/1/41	300	357
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	50	57
University of Texas System Revenue Financing
System Revenue	5.375%	8/15/23	110	138
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	100	127
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	400	513
University of Texas System Revenue Financing
System Revenue	4.250%	8/15/36	100	101
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	450	530
				62,695
Utah (0.6%)
Intermountain Power Agency Utah Power Supply
Revenue	5.000%	7/1/21	210	224
Intermountain Power Agency Utah Power Supply
Revenue	5.000%	7/1/22	480	512
University of Utah Revenue	5.000%	8/1/32	135	159
Utah GO	5.000%	7/1/18 (Prere.)	200	214
Utah GO	5.000%	7/1/21 (Prere.)	250	294
Utah GO	5.000%	7/1/25	395	498
Utah Transit Authority Sales Tax Revenue	4.750%	6/15/18 (Prere.)	240	255
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	75	80
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	195	208
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	424
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	60	74
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	80	98
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	500	553
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	200	238
				3,831
Virginia (1.0%)
Arlington County VA GO	5.000%	8/1/22	240	290
Fairfax County VA Public Improvement GO	5.000%	4/1/21	350	409
Fairfax County VA Public Improvement GO	5.000%	4/1/23	110	135
Fairfax VA GO	4.000%	1/15/31	120	131
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	4/1/18 (Prere.)	85	90
Richmond VA Public Utility Revenue	4.500%	1/15/33 (4)	50	50
Richmond VA Public Utility Revenue	5.000%	1/15/40	120	130

66

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Virginia Revenue	5.000%	6/1/40	475	505
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/31	1,000	1,200
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	315	385
Virginia Commonwealth Transportation Board
Revenue	4.500%	5/15/36	50	56
Virginia GO	5.000%	6/1/19	200	221
Virginia GO	5.000%	6/1/26	250	316
Virginia GO	5.000%	6/1/27	85	107
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	150	161
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	250	314
Virginia Public School Authority Revenue	5.000%	8/1/19	130	144
Virginia Public School Authority Revenue	5.000%	8/1/22	50	60
Virginia Public School Authority Revenue	5.000%	8/1/22	240	288
Virginia Public School Authority Revenue	5.000%	8/1/23	205	247
Virginia Public School Authority Revenue	5.000%	8/1/25	550	693
				5,932
Washington (2.1%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	200	243
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	100	121
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	350	416
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	950	1,114
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	650	694
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	260	287
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	75	88
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	200	241
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	50	62
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	50	57
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	300	320
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	250	314
King County WA Sewer Revenue Unrefunded-REF	5.000%	1/1/45	30	33
King County WA Sewer Revenue	5.000%	1/1/19 (Prere.)	550	598
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	108
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	41
King County WA Sewer Revenue	5.125%	1/1/37	30	34
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.250%	7/1/18	125	134
Port of Seattle WA Revenue	5.000%	2/1/30	250	301
Port of Seattle WA Revenue	5.000%	8/1/31	100	117

67

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port of Tacoma WA GO	5.000%	6/1/18 (Prere.)	115	122
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20 (Prere.)	15	17
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	60	67
University of Washington Revenue	3.125%	7/1/42	465	460
Washington (Motor Vehicle Fuel Tax) GO	4.500%	1/1/17 (Prere.)	100	101
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	60	63
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	235	287
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	110
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	242
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	500	590
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	200	230
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	100	117
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	90	107
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/24	70	83
Washington GO	5.000%	7/1/17	200	206
Washington GO	5.000%	1/1/18	530	556
Washington GO	5.000%	1/1/18 (Prere.)	195	204
Washington GO	5.000%	1/1/18 (Prere.)	100	105
Washington GO	5.000%	1/1/18 (Prere.)	65	68
Washington GO	5.000%	7/1/18 (Prere.)	170	182
Washington GO	5.000%	7/1/18	150	160
Washington GO	5.000%	7/1/18	210	224
Washington GO	5.000%	7/1/18 (Prere.)	60	64
Washington GO	5.000%	7/1/18 (Prere.)	100	107
Washington GO	5.000%	7/1/18 (Prere.)	80	85
Washington GO	5.000%	1/1/19 (Prere.)	85	92
Washington GO	5.000%	2/1/19 (Prere.)	60	65
Washington GO	5.000%	1/1/20	175	196
Washington GO	5.000%	1/1/21	150	173
Washington GO	4.000%	7/1/26	350	384
Washington GO	5.000%	7/1/26	150	188
Washington GO	3.000%	7/1/29	275	277
Washington GO	5.000%	8/1/30	75	90
Washington GO	5.000%	7/1/32	100	119
Washington GO	5.000%	7/1/32	100	120
Washington GO	5.000%	7/1/33	275	325
Washington GO	5.000%	7/1/33	500	598
Washington GO	5.000%	8/1/34	250	282
Washington GO	5.000%	8/1/39	500	593
				13,382
West Virginia (0.0%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/40	50	56

Wisconsin (0.8%)
Wisconsin Annual Appropriation Revenue	5.750%	5/1/29	100	111
Wisconsin GO	5.000%	5/1/19 (2)	175	192
Wisconsin GO	5.000%	11/1/20	60	69
Wisconsin GO	5.000%	11/1/20	500	576
Wisconsin GO	5.000%	11/1/22	250	294
Wisconsin GO	5.000%	11/1/23	205	253
Wisconsin GO	5.000%	5/1/25	90	107

68

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	11/1/29	500	617
Wisconsin GO	5.000%	5/1/35	520	609
Wisconsin GO	6.000%	5/1/36	450	502
Wisconsin GO	5.000%	5/1/37	750	882
Wisconsin Health & Educational Facilities Authority
Revenue (Medical College Wisconsin)	4.000%	12/1/46	300	316
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/41	245	283
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/37	290	334
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	90	100
				5,245
Wyoming (0.0%)
Campbell County WY Solid Waste Facilities
Revenue(Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	225	249
Total Tax-Exempt Municipal Bonds (Cost $608,888)				609,965

			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
1 Vanguard Municipal Cash Management Fund
(Cost $9,699)	0.614%		96,989	9,699
Total Investments (99.7%) (Cost $618,587)				619,664

				Amount
				($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard				45
Receivables for Accrued Income				7,469
Receivables for Capital Shares Issued				1,053
Total Other Assets				8,567
Liabilities
Payables for Investment Securities Purchased				(6,247)
Payables for Capital Shares Redeemed				(16)
Payables for Distributions				(13)
Payables to Vanguard				(49)
Other Liabilities				(92)
Total Liabilities				(6,417)
Net Assets (100%)				621,814

69

Tax-Exempt Bond Index Fund

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	619,992
Undistributed Net Investment Income	781
Accumulated Net Realized Losses	(36)
Unrealized Appreciation (Depreciation)	1,077
Net Assets	621,814

Investor Shares—Net Assets
Applicable to 224,620 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,319
Net Asset Value Per Share—Investor Shares	$10.33

ETF Shares—Net Assets
Applicable to 10,650,709 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	550,354
Net Asset Value Per Share—ETF Shares	$51.67

Admiral Shares—Net Assets
Applicable to 3,348,831 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	69,141
Net Asset Value Per Share—Admiral Shares	$20.65

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A Key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

70

Tax-Exempt Bond Index Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

71

Tax-Exempt Bond Index Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Interest[1]	6,074
Total Income	6,074
Expenses
The Vanguard Group—Note B
Investment Advisory Services	37
Management and Administrative—Investor Shares	5
Management and Administrative—ETF Shares	169
Management and Administrative—Admiral Shares	21
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	24
Marketing and Distribution—Admiral Shares	4
Custodian Fees	1
Auditing Fees	37
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	4
Shareholders’ Reports—Admiral Shares	1
Total Expenses	303
Net Investment Income	5,771
Realized Net Gain (Loss) on Investment Securities Sold[1]	(32)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	744
Net Increase (Decrease) in Net Assets Resulting from Operations	6,483

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $34,000 and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

72

Tax-Exempt Bond Index Fund

Statement of Changes in Net Assets

		August 21,
	Year Ended	2015[1] to
	October 31,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,771	223
Realized Net Gain (Loss)	(32)	(4)
Change in Unrealized Appreciation (Depreciation)	744	333
Net Increase (Decrease) in Net Assets Resulting from Operations	6,483	552
Distributions
Net Investment Income
Investor Shares	(24)	(7)
ETF Shares	(4,401)	(107)
Admiral Shares	(657)	(17)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(5,082)	(131)
Capital Share Transactions
Investor Shares	(3,074)	5,377
ETF Shares	488,632	60,013
Admiral Shares	61,896	7,148
Net Increase (Decrease) from Capital Share Transactions	547,454	72,538
Total Increase (Decrease)	548,855	72,959
Net Assets
Beginning of Period	72,959	—
End of Period[2]	621,814	72,959

1 Inception.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $781,000 and $92,000.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Tax-Exempt Bond Index Fund

Financial Highlights

Investor Shares
	Year	Aug. 21,
	Ended	2015[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$10.05	$10.00
Investment Operations
Net Investment Income	.149	. 034
Net Realized and Unrealized Gain (Loss) on Investments[2]	.280	.048
Total from Investment Operations	.429	.082
Distributions
Dividends from Net Investment Income	(.149)	(.032)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.149)	(.032)
Net Asset Value, End of Period	$10.33	$10.05

Total Return[3]	4.28%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2	$5
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	1.61%	1.88%[4]
Portfolio Turnover Rate [5]	8%	1%

1 Inception.
2 Includes increases from purchase fees of $0.00 and $0.06.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

74

Tax-Exempt Bond Index Fund

Financial Highlights

ETF Shares
	Year	Aug. 21,
	Ended	2015[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$50.33	$50.00
Investment Operations
Net Investment Income	. 810.170
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.343	.255
Total from Investment Operations	2.153	.425
Distributions
Dividends from Net Investment Income	(.813)	(.095)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.813)	(.095)
Net Asset Value, End of Period	$51.67	$50.33

Total Return	4.29%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$550	$60
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.71%	1.96%[3]
Portfolio Turnover Rate	8%	1%

1 Inception.
2 Includes increases from purchase fees of $0.02 and $0.00.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

75

Tax-Exempt Bond Index Fund

Financial Highlights

Admiral Shares
	Year	Aug. 25,
	Ended	2015[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$20.10	$19.98
Investment Operations
Net Investment Income	. 324	. 066
Net Realized and Unrealized Gain (Loss) on Investments	.550	.120
Total from Investment Operations	.874	.186
Distributions
Dividends from Net Investment Income	(.324)	(.066)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.324)	(.066)
Net Asset Value, End of Period	$20.65	$20.10

Total Return[2]	4.36%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.71%	1.96%[3]
Portfolio Turnover Rate [4]	8%	1%

1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

76

Tax-Exempt Bond Index Fund

Notes to Financial Statements

Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

77

Tax-Exempt Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $45,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	609,965	—
Temporary Cash Investments	9,699	—	—
Total	9,699	609,965	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2016, the fund had $809,000 of ordinary income available for distribution. The fund had available capital losses totaling $36,000 that may be carried forward indefinitely to offset future net capital gains.

78

Tax-Exempt Bond Index Fund

At October 31, 2016, the cost of investment securities for tax purposes was $618,587,000. Net unrealized appreciation of investment securities for tax purposes was $1,077,000, consisting of unrealized gains of $4,577,000 on securities that had risen in value since their purchase and $3,500,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2016, the fund purchased $549,370,000 of investment securities and sold $23,969,000 of investment securities, other than temporary cash investments. Purchases include $352,036,000 in connection with in-kind purchases of the fund’s capital shares.

F. Capital share transactions for each class of shares were:
		Year Ended	August 21, 2015[1] to
	October 31, 2016		October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued [2]	3,124	303	5,438	542
Issued in Lieu of Cash Distributions	19	2	7	1
Redeemed	(6,217)	(616)	(68)	(7)
Net Increase (Decrease)—Investor Shares	(3,074)	(311)	5,377	536
ETF Shares
Issued [2]	488,632	9,451	60,013	1,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	488,632	9,451	60,013	1,200
Admiral Shares
Issued [2]	75,733	3,667	7,277	363
Issued in Lieu of Cash Distributions	579	28	14	1
Redeemed	(14,416)	(703)	(143)	(7)
Net Increase (Decrease)—Admiral Shares	61,896	2,992	7,148	357

1 Inception.

2 Includes purchase fees for fiscal 2016 and 2015 of $182,000 and $32,000, respectively (fund totals).

At October 31, 2016, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

79

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Bond Index Fund: In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Bond Index Fund (constituting a separate portfolio of Vanguard Municipal Bond Funds, hereafter referred to as the “Fund”) at October 31, 2016, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2016

Special 2016 tax information (unaudited) for Vanguard Tax-Exempt Bond Index Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

80

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

81

Six Months Ended October 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Bond Index Fund	4/30/2016	10/31/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,006.23	$0.91
ETF Shares	1,000.00	1,006.50	0.35
Admiral Shares	1,000.00	1,006.71	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.23	$0.92
ETF Shares	1,000.00	1,024.78	0.36
Admiral Shares	1,000.00	1,024.78	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

82

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

83

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739	The index is a product of S&P Dow Jones Indices LLC
(“SPDJI”), and has been licensed for use by Vanguard.
Institutional Investor Services > 800-523-1036	Standard & Poor’s® and S&P® are registered
trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing> 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14910 122016

Annual Report | October 31, 2016
Vanguard Tax-Exempt Money Market Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new “Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed “Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance	1
Chairman’s Perspective	3
Advisor’s Report	7
Fund Profile	11
Performance Summary	12
Financial Statements	14
About Your Fund’s Expenses	54
Glossary	56

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2016, Vanguard Tax Exempt Money Market Fund returned 0.25%, exceeding the 0.07% average return of its peer funds.

• During the period, we saw the final implementation of new money market regulations, which allow liquidity fees and redemption “gates” in institutional and retail funds. Institutional funds will also now have variable net asset values. (Classified as retail, your fund continues to seek to maintain a stable net asset value.)

• The new regulations led to a shift in asset flows that caused yields on some eligible money market securities to climb.

• The fund’s positioning in preparation for money market reform, and its low expense ratio compared to peers, helped it outperform.

• For the ten years ended October 31, 2016, your fund had an average annual return of 0.74%. The average return of peer funds was 0.53%.

Total Returns: Fiscal Year Ended October 31, 2016
		Taxable-
	7-Day	Equivalent	Income	Capital	Total
	SEC Yield	Yield[1]	Return	Return	Return
Vanguard Tax-Exempt Money Market Fund	0.56%	0.99%	0.25%	0.00%	0.25%
Tax-Exempt Money Market Funds Average[2]					0.07

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
2 Derived from data provided by Lipper, a Thomson Reuters Company.

Total Returns: Ten Years Ended October 31, 2016
Average Annual
Return
Tax-Exempt Money Market Fund	0.74%
Tax-Exempt Money Market Funds Average[1]	0.53
1 Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1

Expense Ratios[1]
Your Fund Compared With Its Peer Group

		Peer Group
	Fund	Average[2]
Tax-Exempt Money Market Fund	0.15%	0.09%

1 The fund expense ratio shown is from the prospectus dated February 26, 2016, and represents estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2016, the fund’s expense ratio was 0.12%, reflecting a temporary change in operating expenses
(described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.15%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.
2 Peer Group: Tax-Exempt Money Market Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

Over the three years ended August 31, 2016, investors poured more than $1 trillion into index funds. Indexing now accounts for nearly a third of all mutual fund assets—more than double what it did a decade ago and eight times its share two decades ago.1

By contrast, active management’s commercial struggles have reflected its disappointing investment performance. Over the decade ended December 31, 2015, 82% of actively managed stock funds and 81% of active bond funds have either underperformed their benchmarks or shut down.

This subpar performance has fueled the explosion of asset growth in indexing among individual, retirement, and nonprofit investors. So what might the trend mean for the future of actively managed funds?

Our research and experience indicate that active management can survive—and even succeed—but only if it’s offered at much lower expense.

High costs, which limit a manager’s ability to deliver benchmark-beating returns to clients, are the biggest reason why active has lagged. Industrywide as of December 31, 2015, the average expense ratio for all active stock funds is 1.14%, compared with 0.76% for stock index

1 Sources: Wall Street Journal; Morningstar, Inc.; and Investment Company Institute, 2016.

3

funds. And the expense advantage is even wider for bonds; the average expense ratio for an active bond fund is 0.93%, compared with 0.43% for bond index funds.

But even these big differences understate the real gap. These days, it’s not hard to find an index fund that charges maybe 0.05% or 0.10%. So even if you have identified active managers who are skilled at selecting stocks and bonds, to match the return of a comparable (much cheaper) index fund would require significant outperformance. Think about it. Any fund that charges 1.00% in expenses—not even the high end of the range—will find it extraordinarily difficult to overcome the index fund’s head start.

Active management also has taken a hit from a regulatory environment that has been favorable to low-cost strategies. The U.S. Department of Labor several years ago mandated greater disclosure of retirement plan fees. And its new fiduciary rule, which is set to take effect in April, requires financial advisors to demonstrate that their recommendations are aligned with their clients’ best interest. Both changes encourage the use of lower-cost investments, including index funds.

The future of active management

In light of all this, people have been asking me whether active management is “dead.” My response is both yes and no. High-cost active management is dead, and rightly so. It has never been a winning proposition

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	4.26%	8.48%	13.51%
Russell 2000 Index (Small-caps)	4.11	4.12	11.51
Russell 3000 Index (Broad U.S. market)	4.24	8.13	13.35
FTSE All-World ex US Index (International)	0.64	-0.94	4.09

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	4.37%	3.48%	2.90%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	4.06	4.89	4.34
Citigroup Three-Month U.S. Treasury Bill Index	0.22	0.07	0.07

CPI
Consumer Price Index	1.64%	1.15%	1.32%

4

for investors. Low-cost active funds, though, can potentially play an important role for investors who seek to outperform the market.

Paying less for your funds is the only sure-fire way to improve your odds of achieving success in active management. But even if you have found an active manager with low costs, the odds of outperforming the market are still long. You have to be able to identify talented stock and bond portfolio managers with long time horizons and clear investment strategies. Look for managers with consistent track records and the discipline to stick closely to their investment strategy.

Know what you own and why

Despite the well-deserved reputation of indexing and the challenges for active managers, there’s still a place for traditional active strategies that are low-cost, diversified, and highly disciplined, and are run by talented managers who focus on the long term.

Vanguard has always applied these principles to our active strategies, and investors have benefited as a majority of our active funds outperformed their benchmarks and bested their peers’ average annual return over the ten years ended September 30, 2016.

Worried about the election’s impact on your portfolio?

The 2016 presidential election season was one of the most intense and unpredictable in U.S. history. In its aftermath, investors may be left with lingering questions about what the outcome will mean for their portfolios. The answer, based on Vanguard research into decades of historical data, is that presidential elections typically have no long-term effect on market performance.

These findings hold true regardless of the market’s initial reaction. Whether there’s a swoon or bounce immediately after an election, investors shouldn’t extrapolate that performance to the long term.

As you can see in the accompanying chart, data going back to 1853 show that stock market returns are virtually identical no matter which party controls the White House. Although headlines out of Washington at any given time may still cause concern, investors shouldn’t overreact to short-term events. Instead, it’s best to maintain a balanced and diversified portfolio and stay focused on your long-term goals.

Average annual stock market returns based on party control of the White House (1853–2015)

Sources: Global Financial Data, 1853–1926; Morningstar, Inc., and Ibbotson Associates thereafter through 2015.

5

But it’s crucial for investors to be patient. Even active managers with the best track records frequently underperform their benchmarks when their investment styles are out of favor. Such periods, though temporary, can persist. So it’s important when entrusting your assets to an active strategy to be in it for the long haul.

Make sure you know what you’re buying and what the risks are. Active strategies are becoming more complex, so it’s important to clearly understand what the investments in your portfolio are designed to accomplish and why you want to hold them. Otherwise, you run the risk of selecting strategies that don’t fit your needs or objectives.

Keeping these considerations in mind can potentially boost your chances of success in identifying active strategies that may be able to help you reach your goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 9, 2016

6

Advisor’s Report

For the 12 months ended October 31, 2016, Vanguard Tax-Exempt Money Market Fund returned 0.25%. Its performance exceeded the average 0.07% return for tax-exempt money market peers.

The investment environment

The period began and ended with investors wondering when, and by how much, the Federal Reserve would raise short-term interest rates.

In December, the Fed increased the target range for the federal funds rate for the first time in a decade, bumping it to 0.25%–0.50% from the near-zero level and citing as reasons for the move an improving labor market and reasonable confidence that inflation would rise to its 2% objective. Investors interpreted the increase as a signal the U.S. economy was on sturdy footing and that monetary policy was normalizing, although rates remained below historical standards. Market expectations were for future hikes to be gradual, with four likely coming the next year.

Those expectations were dampened in early 2016 as steep declines in commodity prices and unanticipated sluggish economic growth around the world, especially in China, triggered a move toward less risky assets. In subsequent meetings, the Fed seemed less inclined to raise rates as it became unclear whether inflation and employment targets would be realized—and the United Kingdom’s June vote to leave the European Union further clouded the

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	October 31,
Maturity	2015	2016
2 years	0.54%	0.85%
5 years	1.17	1.14
10 years	2.04	1.74
30 years	3.07	2.56
Source: Vanguard.

7

outlook. The voting results sparked uncertainty in global financial markets, but by the end of the summer the initial impact was mostly offset as better economic data led to shifting sentiments at key central banks. Investors were soon anticipating that the next hike would likely come at the Fed’s December meeting.

That anticipation was partly bolstered by third-quarter GDP. The U.S. economy posted weak results in the early part of your fund’s fiscal year. A strong dollar and soft global economic and financial conditions were likely behind the slow growth. The economy showed a little more steam in the third quarter of 2016, growing 2.9% thanks to a surge in exports, an uptick in inventory investment, and more government spending. We expect growth to moderate around 2% over the near term.

Employment gains were a bright spot during the period, with payrolls increasing by an average of around 203,000 per month over the trailing 12 months. With more workers drawn into the labor market,

Money market reform: What’s changed and what hasn’t

The final phase of money market reform took effect on October 14, 2016, the compliance date for the Securities and Exchange Commission’s new rules designed to enhance the stability and resilience of all money market funds.

Vanguard Tax-Exempt Money Market Fund’s goal remains to provide the stability that shareholders have come to expect. The fund qualifies as a retail fund, which means it will seek to maintain a stable net asset value of $1 per share. (Institutional money market funds, which have floating share prices, are not offered by Vanguard.)

Under the new rules, we report the fund’s weekly liquid assets, daily market value to four decimal places, and daily net shareholder cash flow. (See your fund’s Portfolio & Management tab on vanguard.com.)

Two other changes involve liquidity fees and redemption “gates,” tools to help keep funds stable during times of extreme market duress.

A fee of up to 2% may be imposed by the fund’s board on the sale of shares if the fund’s weekly liquid assets fall below specified thresholds of its total assets. (The SEC has strict definitions for “liquid” assets; generally this refers to assets that can be sold in the normal course of business with little impact on their price.) The fee would reduce the dollar amount you receive for your redemption.

A gate is a temporary suspension of redemptions. The board may impose either fees or gates or both. You can learn more in the prospectus, available at vanguard.com.

8

the unemployment rate dipped as low as 4.7%; at the end of the period it stood at 4.9%. However, the participation rate, which reflects the percentage of the population working or seeking work, was little changed over the period. Strong employment gains were coupled with a slight increase in wages. Those gains, along with a rebound in commodity prices, could be spurring a rise in inflation, which is nearing the Fed’s 2% target.

The U.S. Treasury bond market gained 4.48% over the last 12 months despite some volatility. Yields initially edged higher as investors factored in future Fed hikes, then retreated as prospects for global growth and inflation deteriorated. In the days after the Brexit vote, the yield on the 10-year Treasury note hit a record low of 1.36%. As the possibility of a rate hike strengthened in the fall, yields inched up again. The 10-year Treasury note shed 34 basis points over the fiscal year, finishing at 1.83%.

Management of the fund

This fiscal year saw the final implementation of new money market regulations, which allow liquidity fees and redemption “gates” in institutional and retail funds. Institutional funds will also now have variable net asset values. These tools are designed to protect funds during times of stress.

As a retail fund, your fund will continue to seek to maintain a stable net asset value of $1 per share, but under certain conditions its board can now impose a liquidity fee and restrict redemptions. (See the insight box on page 8 for more information.) Institutional money fund investors and those who no longer qualified to invest in a retail fund largely transitioned to U.S. government funds, as these funds are also able to continue to maintain a stable net asset value. We estimate that around half of the assets in the municipal money market fund industry transitioned to U.S. government money funds. Vanguard municipal money market funds experienced outflows, but at a much lower rate.

The money market regulations made for a challenging environment. The shift in asset flows caused the yields on eligible money market securities such as variable-rate demand notes to climb and the yield curve to slightly invert. We maintained high levels of liquidity and a short weighted average maturity in preparation for money market reform. This positioning allowed us to add value for the fund by taking advantage of shorter-term conditions caused by the reform. Your fund’s ability to take advantage of the increase in yields on money market-eligible securities, along with its low expense ratio compared to peers, helped it outperform for the period.

Please note that your fund is allowed to invest in securities whose income is subject to the alternative minimum tax (AMT). As of October 31, 2016, your fund owned securities that would generate income distributions subject to the AMT.

9

A look ahead

We expect the Fed to raise rates gradually, compared with prior periods of economic recovery. The pace of future hikes will likely depend on future economic growth and inflation; we expect the former to be modest and the latter to remain tame. The dollar will likely remain strong as long as central banks such as the Bank of Japan and the European Central Bank maintain the accommodative monetary stances that have produced negative interest rates in those regions.

Of course, market conditions could change, especially given the results of the U.S. presidential election. Job growth and inflation that exceed expectations could also affect market conditions. We remain confident, however, that our team of experienced managers, analysts, and traders can handle whatever the market brings and find opportunities that will produce competitive returns.

Please note that in the first quarter of 2017, Vanguard Tax-Exempt Money Market Fund will change its name to Vanguard Municipal Money Market Fund. The fund’s board decided to change the name to provide additional cash management flexibility. The investment objective and limitations of the fund will remain the same, including the 20% limitation on investments in securities that are subject to the alternative minimum tax.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

Justin A. Schwartz, CFA, Portfolio Manager,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

November 4, 2016

10

Tax-Exempt Money Market Fund

Fund Profile
As of October 31, 2016

Financial Attributes
Ticker Symbol	VMSXX
Expense Ratio[1]	0.15%
7-Day SEC Yield	0.56%
Average Weighted Maturity	31 days

Largest Area Concentrations
New York	11.3%
Multiple States	11.2
Texas	7.7
Illinois	5.3
New Jersey	3.8
Wisconsin	3.8
Florida	3.7
California	3.4
Michigan	3.0
Missouri	2.9
Top Ten	56.1%

1 The expense ratio shown is from the prospectus dated February 26, 2016, and represents estimated costs for the current fiscal year. For the fiscal year ended October 31, 2016, the expense ratio was 0.12%, reflecting a temporary change in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.15%.

11

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: October 31, 2006–October 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2016		of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Exempt Money Market Fund	0.25%	0.07%	0.74%	$10,760
Tax-Exempt Money Market Funds Average[1]	0.07	0.02	0.53	10,546

1 Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

12

Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): October 31, 2006–October 31, 2016

		Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2007	3.65%	2.99%
2008	2.63	2.03
2009	0.60	0.27
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.01	0.01
2015	0.01	0.01
2016	0.25	0.07
7-day SEC yield (10/31/2016): 0.56%
1 Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Tax-Exempt Money Market	6/10/1980	0.19%	0.05%	0.76%

13

Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets
As of October 31, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.0%)
Alabama (0.5%)
[1] Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.660%	11/7/16	6,370	6,370
[1] Auburn University Alabama General Fee Revenue
TOB VRDO	0.660%	11/7/16	16,125	16,125
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.670%	11/7/16 LOC	14,000	14,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.680%	11/7/16 LOC	6,000	6,000
University of Alabama at Birmingham Hospital
Revenue VRDO	0.650%	11/7/16 LOC	34,650	34,650
				77,145
Alaska (0.4%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.650%	11/7/16	44,275	44,275
Alaska Student Loan Corp. Education Loan
Revenue VRDO	0.650%	11/7/16 LOC	17,655	17,655
				61,930
Arizona (1.3%)
[1] Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.660%	11/7/16	21,000	21,000
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.630%	11/7/16 LOC	63,550	63,550
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.640%	11/7/16 LOC	15,525	15,525
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.650%	11/7/16 LOC	9,625	9,625
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.650%	11/7/16 LOC	9,130	9,130
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.650%	11/7/16 LOC	14,000	14,000

14

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Arizona Transportation Board Highway Revenue
	TOB VRDO	0.660%	11/7/16	7,260	7,260
[1]	Mesa AZ Utility System Revenue TOB VRDO	0.670%	11/7/16	8,250	8,250
[1]	Mesa AZ Utility System Revenue TOB VRDO	0.670%	11/7/16	7,500	7,500
[1]	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	0.750%	11/7/16	1,000	1,000
[1]	Phoenix AZ Civic Improvement Corp.
	Wastewater System Revenue TOB VRDO	0.630%	11/7/16 LOC	20,085	20,085
[1]	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.660%	11/7/16	5,000	5,000
	Phoenix AZ Industrial Development Authority
	Revenue (Mayo Clinic) VRDO	0.470%	11/1/16	4,300	4,300
[1]	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	VRDO	0.660%	11/7/16	5,650	5,650
[1]	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	VRDO	0.670%	11/7/16	4,000	4,000
[1]	Tempe AZ Union High School District No. 213
	GO TOB VRDO	0.660%	11/7/16	6,840	6,840
[1]	University of Arizona Revenue TOB VRDO	0.660%	11/7/16	6,715	6,715
					209,430
California (3.4%)
[1]	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB VRDO	0.670%	11/7/16	5,570	5,570
[1]	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.660%	11/7/16	5,050	5,050
[1]	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.690%	11/7/16	20,000	20,000
	California GO CP	0.930%	12/6/16 LOC	25,000	25,000
	California Health Facilities Financing Authority
	Revenue (Children’s Hospital of Orange County)
	VRDO	0.630%	11/7/16 LOC	3,960	3,960
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services) VRDO	0.630%	11/7/16	1,000	1,000
[1]	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.660%	11/7/16	3,660	3,660
[1]	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.660%	11/7/16	5,000	5,000
[1]	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.660%	11/7/16	10,000	10,000
[1]	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.660%	11/7/16	18,980	18,980
[1]	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.770%	11/7/16	3,625	3,625
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.640%	11/1/16 LOC	650	650
	California Pollution Control Financing Authority
	Revenue (Pacific Gas & Electric Co.) VRDO	0.500%	11/1/16 LOC	72,700	72,700
	California State University Institute CP	0.520%	11/2/16 LOC	10,000	10,000
	California State University Institute CP	0.520%	11/2/16	9,800	9,800

15

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Statewide Communities Development
	Authority Revenue (Community Hospital of the
	Monterey Peninsula) VRDO	0.630%	11/7/16 LOC	15,000	15,000
[1]	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.660%	11/7/16	5,545	5,545
[1]	Foothill-De Anza CA Community College District
	GO TOB VRDO	0.660%	11/7/16	7,500	7,500
[1]	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	0.690%	11/7/16	6,695	6,695
	Los Angeles CA TRAN	3.000%	6/29/17	117,500	119,282
	Los Angeles County CA TRAN	3.000%	6/30/17	77,550	78,736
[1]	Nuveen California Dividend Advantage Municipal
	Fund VRDP VRDO	0.750%	11/7/16 LOC	31,000	31,000
[1]	Nuveen California Dividend Advantage Municipal
	Fund VRDP VRDO	0.780%	11/7/16 LOC	20,000	20,000
[1]	Nuveen California Dividend Advantage Municipal
	Fund VRDP VRDO	0.780%	11/7/16 LOC	10,000	10,000
	Otay CA Water District (Capital Project) COP
	VRDO	0.660%	11/7/16 LOC	3,810	3,810
[1]	Regents of the University of California Revenue
	TOB VRDO	0.660%	11/7/16	7,600	7,600
[1]	Regents of the University of California Revenue
	TOB VRDO	0.660%	11/7/16	14,270	14,270
	San Francisco CA City & County International
	Airport Revenue VRDO	0.620%	11/7/16 LOC	1,900	1,900
[1]	San Mateo County CA Community College
	District GO TOB VRDO	0.660%	11/7/16	8,810	8,810
	Southern California Public Power Authority
	Revenue VRDO	0.600%	11/7/16 LOC	7,400	7,400
[1]	Sweetwater CA Unified School District GO TOB
	VRDO	0.670%	11/7/16 (13)	13,600	13,600
[1]	West Valley-Mission CA Community College
	District GO TOB VRDO	0.660%	11/7/16	8,500	8,500
					554,643
Colorado (2.2%)
[1]	Adams County CO COP TOB VRDO	0.680%	11/7/16	6,825	6,825
[1]	Board of Governors of the Colorado State
	University System Enterprise Revenue TOB
	VRDO	0.680%	11/7/16	8,665	8,665
[1]	Colorado Health Facilities Authority Revenue
	(Adventist Health System/Sunbelt Obligated
	Group) TOB VRDO	0.660%	11/7/16	8,000	8,000
	Colorado Health Facilities Authority Revenue
	(Evangelical Lutheran Good Samaritan Society
	Project) VRDO	0.630%	11/7/16 LOC	11,280	11,280
[1]	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.660%	11/7/16	20,295	20,295
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.660%	11/7/16	13,635	13,635
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.660%	11/7/16	6,000	6,000

16

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.670%	11/7/16	7,175	7,175
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.650%	11/7/16	33,495	33,495
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.660%	11/7/16	25,490	25,490
	Colorado Housing & Finance Authority
	Multi-Family Mortgage Revenue VRDO	0.640%	11/7/16	7,635	7,635
	Colorado Housing & Finance Authority
	Multi-Family Mortgage Revenue VRDO	0.660%	11/7/16	19,530	19,530
	Colorado Housing & Finance Authority
	Multi-Family Mortgage Revenue VRDO	0.660%	11/7/16	7,455	7,455
	Colorado Housing & Finance Authority
	Multi-Family Mortgage Revenue VRDO	0.670%	11/7/16	1,610	1,610
	Colorado Housing & Finance Authority
	Multi-Family Mortgage Revenue VRDO	0.670%	11/7/16	12,450	12,450
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	0.620%	11/7/16	14,605	14,605
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	0.640%	11/7/16	6,230	6,230
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	0.650%	11/7/16	9,100	9,100
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	0.650%	11/7/16	5,825	5,825
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	0.680%	11/7/16	13,900	13,900
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	0.680%	11/7/16	8,900	8,900
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	0.700%	11/7/16	24,115	24,115
	Colorado Housing & Finance Authority
	Single Family Mortgage Revenue VRDO	0.700%	11/7/16	5,525	5,525
[1]	Colorado Springs CO Utility System Revenue
	TOB VRDO	0.660%	11/7/16	9,810	9,810
	Colorado Springs CO Utility System Revenue
	VRDO	0.620%	11/7/16	12,300	12,300
	Colorado Springs CO Utility System Revenue
	VRDO	0.630%	11/7/16	8,850	8,850
[1]	Denver CO City & County Airport Revenue TOB
	VRDO	0.710%	11/7/16 LOC	25,000	25,000
[1]	Denver CO City & County Dedicated Tax
	Revenue TOB VRDO	0.660%	11/7/16	6,665	6,665
[1]	Denver CO City & County Justice System
	Facilities GO TOB VRDO	0.750%	11/7/16	7,500	7,500
	University of Colorado Hospital Authority
	Revenue PUT	0.880%	5/29/17	13,000	13,000
					360,865
Connecticut (0.7%)
[1]	Connecticut GO TOB VRDO	0.670%	11/7/16	2,000	2,000
	Connecticut Health & Educational Facilities
	Authority Revenue (Hotchkiss School) VRDO	0.620%	11/7/16	8,000	8,000

17

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.)
	TOB VRDO	0.660%	11/7/16	8,000	8,000
[1]	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.)
	TOB VRDO	0.660%	11/7/16	4,445	4,445
	Connecticut Health & Educational Facilities
	Authority Revenue (Yale University) VRDO	0.680%	11/7/16 LOC	43,745	43,745
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.620%	11/7/16	6,875	6,875
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.630%	11/7/16	5,500	5,500
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.650%	11/7/16	27,695	27,695
					106,260
Delaware (0.1%)
	New Castle County DE Student Housing
	Revenue (University Courtyard Apartments)
	VRDO	0.660%	11/7/16 LOC	14,395	14,395

District of Columbia (1.4%)
[1]	District of Columbia GO TOB VRDO	0.640%	11/7/16 LOC	22,670	22,670
	District of Columbia Housing Finance Agency
	Multifamily Housing Revenue (Edgewood
	Terrace I) PUT	0.650%	12/1/16	7,000	7,000
	District of Columbia Housing Finance Agency
	Multifamily Housing Revenue (Park 7 at
	Minnesota Benning Project) VRDO	0.650%	11/7/16 LOC	7,000	7,000
[1]	District of Columbia Income Tax Revenue TOB
	VRDO	0.660%	11/7/16	9,995	9,995
[1]	District of Columbia Income Tax Revenue TOB
	VRDO	0.690%	11/7/16	7,855	7,855
	District of Columbia Revenue (American
	University) VRDO	0.620%	11/7/16 LOC	10,000	10,000
	District of Columbia Revenue (Georgetown
	University) VRDO	0.610%	11/7/16 LOC	33,050	33,050
	District of Columbia Revenue (MedStar Health,
	Inc.) VRDO	0.530%	11/1/16 LOC	3,200	3,200
	District of Columbia Revenue (MedStar Health,
	Inc.) VRDO	0.590%	11/7/16 LOC	11,250	11,250
[1]	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.630%	11/7/16 LOC	33,490	33,490
[1]	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.660%	11/7/16	11,870	11,870
[1]	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.670%	11/7/16	6,190	6,190
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	0.610%	11/7/16	21,125	21,125
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	0.620%	11/7/16	10,000	10,000
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.640%	11/7/16 LOC	20,910	20,910
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue CP	0.900%	1/5/17 LOC	15,000	15,000
					230,605

18

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Florida (3.7%)
[1]	Broward County FL School Board COP TOB
	VRDO	0.670%	11/7/16 LOC	34,100	34,100
[1]	Broward County FL Water & Sewer Utility
	Revenue TOB VRDO	0.660%	11/7/16	11,330	11,330
[1]	Florida Board of Education Public Education GO
	TOB VRDO	0.660%	11/7/16	15,135	15,135
[1]	Florida Department of Management Services
	COP TOB VRDO	0.660%	11/7/16	6,960	6,960
	Florida Keys Aqueduct Authority Water Revenue
	VRDO	0.560%	11/7/16 LOC	35,975	35,975
[1]	Greater Orlando Aviation Authority Florida Airport
	Facilities Revenue TOB VRDO	0.660%	11/7/16	12,000	12,000
	Jacksonville FL Electric Authority Electric System
	Revenue CP	0.780%	11/16/16	30,965	30,965
	Jacksonville FL Electric Authority Water & Sewer
	Revenue VRDO	0.500%	11/1/16	15,000	15,000
	Jacksonville FL Electric Authority Water & Sewer
	Revenue VRDO	0.580%	11/7/16	4,840	4,840
	Jacksonville FL Electric Authority Water & Sewer
	Revenue VRDO	0.650%	11/7/16	8,000	8,000
[1]	Jacksonville FL Special Revenue TOB VRDO	0.660%	11/7/16	3,900	3,900
[1]	Miami Beach FL Resort Tax Revenue TOB VRDO	0.670%	11/7/16	10,000	10,000
[1]	Miami Beach FL Resort Tax Revenue TOB VRDO	0.680%	11/7/16	3,750	3,750
[1]	Miami-County FL Transit Sales Surtax Revenue
	TOB VRDO	0.670%	11/7/16	7,600	7,600
[1]	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	0.660%	11/7/16	25,940	25,940
[1]	Miami-Dade County FL School Board COP TOB
	VRDO	0.630%	11/7/16 LOC	20,300	20,300
	Miami-Dade County FL Seaport Revenue VRDO	0.640%	11/7/16 LOC	106,820	106,820
	North Broward FL Hospital District Revenue
	VRDO	0.560%	11/7/16 LOC	78,240	78,240
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Regional Healthcare
	System) VRDO	0.680%	11/7/16 LOC	4,240	4,240
	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project) VRDO	0.630%	11/7/16 LOC	18,700	18,700
	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project) VRDO	0.630%	11/7/16 LOC	15,940	15,940
[1]	Orange County FL Housing Finance Authority
	Homeowner Revenue (Multi-County Program)
	TOB VRDO	0.680%	11/7/16	765	765
[1]	Orange County FL Sales Tax Revenue TOB VRDO	0.660%	11/7/16	10,230	10,230
[1]	Orange County FL School Board COP TOB VRDO	0.660%	11/7/16	19,070	19,070
	Palm Beach County FL Revenue (Children’s
	Home Society Project) VRDO	0.680%	11/7/16 LOC	10,535	10,535
	Palm Beach County FL Revenue (Community
	Foundation Palm Beach Project) VRDO	0.900%	11/7/16 LOC	6,600	6,600
	Pinellas County FL School District TAN	2.000%	6/30/17	59,100	59,555
[1]	Tampa Bay FL Water Utility System Revenue
	TOB VRDO	0.680%	11/7/16	8,960	8,960
	Tampa FL Health System Revenue (BayCare
	Health System)	0.930%	5/29/17	13,500	13,500
[1]	Tampa Health System Revenue TOB VRDO	0.670%	11/7/16	4,800	4,800
					603,750

19

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Georgia (1.3%)
[1]	Atlanta GA Water & Wastewater Revenue TOB
	VRDO	0.660%	11/7/16	23,865	23,865
	Burke County GA Development Authority
	Pollution Control Revenue (Oglethorpe Power
	Corp. Vogtle Project) VRDO	0.650%	11/7/16 LOC	30,300	30,300
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	0.640%	11/7/16 LOC	25,000	25,000
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	0.640%	11/7/16 LOC	6,600	6,600
[1]	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	0.660%	11/7/16	11,990	11,990
[1]	Fulton County GA Development Authority
	Revenue (Piedmont Healthcare Inc. Project)
	TOB VRDO	0.660%	11/7/16	22,835	22,835
	Fulton County GA Development Authority
	Revenue (Shepherd Center Inc. Project) VRDO	0.740%	11/7/16 LOC	51,200	51,200
[1]	Private Colleges & University Authority of
	Georgia Revenue (Emory University) TOB VRDO	0.660%	11/7/16	5,635	5,635
	Private Colleges & University Authority of
	Georgia Revenue (Emory University) VRDO	0.620%	11/7/16	28,400	28,400
					205,825
Hawaii (0.4%)
	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System) PUT	1.080%	5/29/17	19,225	19,225
	Hawaii Department of Budget & Finance Special
	Purpose Revenue (Queens Health System) PUT	1.080%	5/29/17	41,480	41,480
					60,705
Idaho (0.5%)
	Idaho Building Authority Revenue (Prison
	Facilities Project) VRDO	0.640%	11/7/16	29,245	29,245
	Idaho TAN	2.000%	6/30/17	50,000	50,420
					79,665
Illinois (5.3%)
	Channahon IL Revenue (Morris Hospital) VRDO	0.640%	11/7/16 LOC	3,970	3,970
	Channahon IL Revenue (Morris Hospital) VRDO	0.640%	11/7/16 LOC	4,880	4,880
	Channahon IL Revenue (Morris Hospital) VRDO	0.640%	11/7/16 LOC	4,960	4,960
	Channahon IL Revenue (Morris Hospital) VRDO	0.640%	11/7/16 LOC	4,515	4,515
	Channahon IL Revenue (Morris Hospital) VRDO	0.640%	11/7/16 LOC	6,430	6,430
[1]	Chicago IL Metropolitan Water Reclamation
	District GO TOB VRDO	0.710%	11/7/16	12,000	12,000
	Illinois Development Finance Authority Revenue
	(American College of Surgeons) VRDO	0.630%	11/7/16 LOC	22,382	22,382
	Illinois Development Finance Authority Revenue
	(Chicago Horticultural Society) VRDO	0.900%	11/7/16 LOC	16,000	16,000
	Illinois Development Finance Authority Revenue
	(McCormick Theological Seminary) VRDO	0.620%	11/7/16 LOC	22,435	22,435
	Illinois Educational Facilities Authority (Pooled
	Financing Program) CP	0.750%	11/9/16 LOC	5,000	5,000
	Illinois Educational Facilities Authority (Pooled
	Financing Program) CP	0.950%	1/9/17 LOC	20,655	20,655
	Illinois Educational Facilities Authority (Pooled
	Financing Program) CP	0.950%	1/10/17 LOC	34,065	34,065

20

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Illinois Educational Facilities Authority (Pooled
	Financing Program) CP	0.940%	2/7/17 LOC	21,143	21,143
	Illinois Educational Facilities Authority Revenue
	(Columbia College Chicago) VRDO	0.550%	11/7/16 LOC	15,750	15,750
[1]	Illinois Educational Facilities Authority Revenue
	(University of Chicago) TOB VRDO	0.660%	11/7/16	5,200	5,200
	Illinois Educational Facilities Authority Revenue
	(University of Chicago) VRDO	0.640%	11/7/16	2,893	2,893
	Illinois Finance Authority Revenue (Advocate
	Health Care Network) PUT	0.930%	5/29/17	6,500	6,500
	Illinois Finance Authority Revenue (Advocate
	Health Care Network) PUT	0.700%	7/25/17	3,000	3,000
[1]	Illinois Finance Authority Revenue (Advocate
	Health Care Network) TOB VRDO	0.660%	11/7/16	45,290	45,290
[1]	Illinois Finance Authority Revenue (Advocate
	Health Care Network) TOB VRDO	0.660%	11/7/16	2,250	2,250
	Illinois Finance Authority Revenue (Advocate
	Health Care Network) VRDO	0.550%	11/7/16	46,640	46,640
	Illinois Finance Authority Revenue (Bradley
	University) VRDO	0.630%	11/7/16 LOC	28,385	28,385
[1]	Illinois Finance Authority Revenue (Central
	DuPage Health) TOB VRDO	0.660%	11/7/16	13,125	13,125
	Illinois Finance Authority Revenue (Chicago
	Horticulture Project) VRDO	0.900%	11/7/16 LOC	21,000	21,000
	Illinois Finance Authority Revenue (Edward
	Hospital) VRDO	0.650%	11/7/16 LOC	26,560	26,560
	Illinois Finance Authority Revenue (Evangelical
	Project) VRDO	0.670%	11/7/16 LOC	8,215	8,215
	Illinois Finance Authority Revenue (Illinois College)
	VRDO	0.630%	11/7/16 LOC	5,690	5,690
[1]	Illinois Finance Authority Revenue (NorthShore
	University Health System) TOB VRDO	0.660%	11/7/16	4,375	4,375
[1]	Illinois Finance Authority Revenue (Northwestern
	Memorial Hospital) TOB VRDO	0.660%	11/7/16	6,000	6,000
	Illinois Finance Authority Revenue (Northwestern
	Memorial Hospital) VRDO	0.630%	11/7/16	20,755	20,755
	Illinois Finance Authority Revenue (Swedish
	Covenant Hospital) VRDO	0.600%	11/7/16 LOC	21,425	21,425
	Illinois Finance Authority Revenue (Trinity
	International University) VRDO	0.640%	11/7/16 LOC	10,840	10,840
[1]	Illinois Finance Authority Revenue (University of
	Chicago Medical Center) TOB VRDO	0.670%	11/7/16	10,200	10,200
	Illinois Finance Authority Revenue (University of
	Chicago) VRDO	0.640%	11/7/16	15,900	15,900
	Illinois Finance Authority Revenue (University of
	Chicago) VRDO	0.640%	11/7/16	14,334	14,334
	Illinois GO VRDO	0.600%	11/7/16 LOC	36,300	36,300
	Illinois GO VRDO	0.670%	11/7/16 LOC	5,100	5,100
	Illinois GO VRDO	0.670%	11/7/16 LOC	17,000	17,000
	Illinois Health Facilities Authority Revenue
	(Elmhurst Memorial Hospital) VRDO	0.550%	11/7/16 LOC	33,400	33,400
	Illinois Health Facilities Authority Revenue
	(Evanston Hospital Corp.) VRDO	0.630%	11/7/16	2,970	2,970

21

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Illinois Housing Development Authority Revenue
	(Lakeshore Plaza) VRDO	0.630%	11/7/16	23,070	23,070
	Illinois Housing Development Authority Revenue
	(Larkin Village) VRDO	0.660%	11/7/16	11,650	11,650
	Illinois Toll Highway Authority Revenue VRDO	0.630%	11/7/16 LOC	30,300	30,300
	Illinois Toll Highway Authority Revenue VRDO	0.640%	11/7/16	19,825	19,825
	Illinois Toll Highway Authority Revenue VRDO	0.640%	11/7/16	59,305	59,305
[1]	Illinois Toll Highway Authority Toll Highway
	Revenue TOB VRDO	0.660%	11/7/16	21,000	21,000
[1]	Illinois Toll Highway Authority Toll Highway
	Revenue TOB VRDO	0.660%	11/7/16	8,995	8,995
[1]	Illinois Toll Highway Authority Toll Highway
	Revenue TOB VRDO	0.730%	11/7/16	14,900	14,900
	Illinois Toll Highway Authority Toll Highway
	Revenue VRDO	0.630%	11/7/16 LOC	55,000	55,000
					851,577
Indiana (1.5%)
	DeKalb County IN Economic Development
	Revenue (New Process Steel, LP Project) VRDO	0.700%	11/7/16 LOC	5,000	5,000
	Indiana Bond Bank Revenue	2.000%	1/4/17	20,420	20,458
	Indiana Finance Authority Environmental
	Improvement Revenue (Ispat Inland Inc. Project)
	VRDO	0.690%	11/7/16 LOC	26,000	26,000
[1]	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc.
	Obligated Group) TOB VRDO	0.670%	11/7/16	2,500	2,500
[1]	Indiana Finance Authority Hospital Revenue
	(Indiana University Health Obligated Group)
	TOB VRDO	0.680%	11/7/16	12,000	12,000
	Indiana Finance Authority Hospital Revenue
	(Indiana University) VRDO	0.650%	11/7/16 LOC	18,005	18,005
	Indiana Finance Authority Hospital Revenue
	(Indiana University) VRDO	0.700%	11/7/16 LOC	7,315	7,315
	Indiana Finance Authority Midwestern Disaster
	Relief Revenue (Ohio Valley Electric Corp.
	Project) VRDO	0.630%	11/7/16 LOC	20,100	20,100
	Indiana Finance Authority Revenue (Ascension
	Health Credit Group) VRDO	0.640%	11/7/16	26,825	26,825
	Indiana Finance Authority Revenue (Ascension
	Health Credit Group) VRDO	0.640%	11/7/16	40,900	40,900
	Indiana Health & Educational Facility Financing
	Authority Hospital Revenue (Indiana University
	Health Obligated Group) VRDO	0.590%	11/7/16 LOC	9,075	9,075
	Indiana Health & Educational Facility Financing
	Authority Hospital Revenue (Indiana University
	Health Obligated Group) VRDO	0.610%	11/7/16 LOC	4,000	4,000
	Indiana Municipal Power Agency Revenue VRDO	0.560%	11/7/16 LOC	855	855
[1]	Indianapolis IN Local Public Improvement Bond
	Bank Revenue TOB VRDO	0.830%	11/7/16	13,360	13,360
	Lawrenceburg IN Pollution Control Revenue
	VRDO	0.650%	11/7/16 LOC	5,500	5,500
[1]	Wayne Township Marion County IN School
	Building Corp. Mortgage Revenue TOB VRDO	0.640%	11/7/16 LOC	30,255	30,255
					242,148

22

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Iowa (0.2%)
	Iowa Finance Authority Single Family Mortgage
	Revenue VRDO	0.630%	11/7/16	20,000	20,000
[1]	Iowa Special Obligation Revenue (Ijobs Program)
	TOB VRDO	0.710%	11/7/16	8,500	8,500
					28,500
Kansas (0.4%)
[1]	Kansas Department of Transportation Highway
	Revenue TOB VRDO	0.670%	11/7/16	1,600	1,600
[1]	Kansas Development Finance Authority Hospital
	Revenue (Adventist Health System/Sunbelt
	Obligated Group) TOB VRDO	0.660%	11/7/16	9,225	9,225
	Wyandotte County/Kansas City KS Unified
	Government GO	1.000%	3/1/17	60,470	60,470
					71,295
Kentucky (1.1%)
	Kentucky Economic Development Finance
	Authority Hospital Facilities Revenue (St.
	Elizabeth Medical Center Inc.) VRDO	0.670%	11/7/16	4,300	4,300
[1]	Kentucky Infrastructure Authority Wastewater &
	Drinking Water Revenue TOB VRDO	0.690%	11/7/16	7,190	7,190
	Louisville & Jefferson County KY Metropolitan
	Government Health System Revenue (Norton
	Healthcare Obligated Group) VRDO	0.520%	11/1/16 LOC	5,500	5,500
[1]	Louisville & Jefferson County KY Metropolitan
	Government Parking Revenue TOB VRDO	0.660%	11/7/16	6,130	6,130
	Louisville & Jefferson County KY Metropolitan
	Sewer & Drain System BAN	5.000%	11/22/16	148,850	149,215
					172,335
Louisiana (0.8%)
	East Baton Rouge Parish LA Industrial
	Development Board Revenue (ExxonMobil
	Project) VRDO	0.500%	11/1/16	25,000	25,000
	Louisiana Public Facilities Authority Revenue
	(CHRISTUS Health) VRDO	0.720%	11/7/16 LOC	13,905	13,905
	St. James Parish LA Revenue (NuStar Logistics
	LP Project) VRDO	0.670%	11/7/16 LOC	55,440	55,440
	St. James Parish LA Revenue (Nustar Logistics
	LP Project) VRDO	0.700%	11/7/16 LOC	34,300	34,300
					128,645
Maryland (2.0%)
[1]	Baltimore MD GO TOB VRDO	0.660%	11/7/16	7,500	7,500
[1]	Baltimore MD Project Revenue TOB VRDO	0.660%	11/7/16	6,665	6,665
[1]	BlackRock Maryland Municipal Bond Trust VRDO	0.720%	11/7/16 LOC	9,800	9,800
[1]	Maryland Department of Housing & Community
	Development Revenue TOB VRDO	0.710%	11/7/16	2,880	2,880
[1]	Maryland Health & Higher Educational Facilities
	Authority Revenue (Johns Hopkins Health
	System) TOB VRDO	0.660%	11/7/16	6,665	6,665
[1]	Maryland Health & Higher Educational Facilities
	Authority Revenue (Johns Hopkins University)
	TOB VRDO	0.660%	11/7/16	10,465	10,465

23

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Maryland Health & Higher Educational Facilities
	Authority Revenue (University of Maryland
	Medical System) VRDO	0.630%	11/7/16 LOC	58,865	58,865
[1]	Maryland Transportation Authority Facilities
	Projects Revenue TOB VRDO	0.700%	11/7/16	5,000	5,000
	Montgomery County MD GO CP	0.770%	11/8/16	7,100	7,100
	Montgomery County MD GO CP	0.770%	11/16/16	27,100	27,100
	Montgomery County MD GO CP	0.920%	12/1/16	50,000	50,000
	Montgomery County MD GO CP	0.930%	12/2/16	36,700	36,700
	Montgomery County MD GO CP	0.930%	12/2/16	25,000	25,000
	Montgomery County MD GO CP	0.880%	12/15/16	16,000	16,000
	Montgomery County MD Revenue (CHE Trinity
	Health Credit Group) PUT	0.700%	12/1/16	24,500	24,500
	Washington MD Suburban Sanitary Commission
	BAN VRDO	0.660%	11/7/16	21,000	21,000
					315,240
Massachusetts (2.8%)
	Massachusetts Bay Transportation Authority
	General Transportation Revenue VRDO	0.610%	11/7/16	21,915	21,915
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue PUT	0.930%	5/29/17	8,220	8,220
	Massachusetts Development Finance Agency
	Revenue (Cushing Academy Issue) VRDO	0.680%	11/7/16 LOC	18,265	18,265
[1]	Massachusetts Development Finance Agency
	Revenue (Partners Healthcare) TOB VRDO	0.670%	11/7/16	2,000	2,000
	Massachusetts GO	2.000%	5/22/17	93,000	93,676
	Massachusetts GO	2.000%	6/26/17	67,000	67,571
[1]	Massachusetts GO TOB VRDO	0.580%	11/1/16 LOC	25,000	25,000
[1]	Massachusetts GO TOB VRDO	0.580%	11/1/16 LOC	14,400	14,400
[1]	Massachusetts GO TOB VRDO	0.660%	11/7/16	3,750	3,750
[1]	Massachusetts GO TOB VRDO	0.670%	11/7/16	3,750	3,750
[1]	Massachusetts GO TOB VRDO	0.670%	11/7/16	1,325	1,325
	Massachusetts Health & Educational Facilities
	Authority Revenue (Baystate Medical Center)
	VRDO	0.480%	11/1/16 LOC	8,880	8,880
	Massachusetts Health & Educational Facilities
	Authority Revenue (MIT) VRDO	0.620%	11/7/16	42,730	42,730
	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare System)
	VRDO	0.600%	11/7/16	3,800	3,800
	Massachusetts Health & Educational Facilities
	Authority Revenue (Pool Loan Program) VRDO	0.620%	11/7/16 LOC	8,700	8,700
[1]	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.660%	11/7/16	5,000	5,000
[1]	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.670%	11/7/16	2,300	2,300
[1]	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.670%	11/7/16	4,125	4,125
[1]	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.660%	11/7/16	7,500	7,500
[1]	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.660%	11/7/16	5,000	5,000
	Massachusetts Water Resources Authority
	Revenue VRDO	0.570%	11/7/16	8,300	8,300

24

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts Water Resources Authority
	Revenue VRDO	0.670%	11/7/16	30,745	30,745
	University of Massachusetts Building Authority
	Revenue PUT	0.930%	5/29/17	61,935	61,935
					448,887
Michigan (3.0%)
	Kent Hospital Finance Authority Michigan Revenue
	(Spectrum Health System) PUT	0.880%	5/29/17	26,255	26,255
[1]	Michigan Building Authority Revenue TOB VRDO	0.730%	11/7/16	8,500	8,500
[1]	Michigan Finance Authority Hospital Revenue
	Bonds (Trinity Health Credit Group) TOB VRDO	0.660%	11/7/16 LOC	15,000	15,000
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group) PUT	0.700%	12/1/16	7,730	7,730
	Michigan Higher Education Facilities Authority
	Revenue (Albion College Project) VRDO	0.630%	11/7/16 LOC	4,765	4,765
	Michigan Hospital Finance Authority Revenue
	(Ascension Health Credit Group) VRDO	0.630%	11/7/16	10,000	10,000
	Michigan Housing Development Authority Rental
	Housing Revenue VRDO	0.660%	11/7/16	55,220	55,220
	Michigan Housing Development Authority Single
	Family Mortgage Revenue VRDO	0.640%	11/7/16	74,850	74,850
	Michigan Housing Development Authority Single
	Family Mortgage Revenue VRDO	0.660%	11/7/16	71,450	71,450
	Michigan Housing Development Authority Single
	Family Mortgage Revenue VRDO	0.680%	11/7/16	114,140	114,140
	Michigan State University Board of Trustees
	General Revenue VRDO	0.630%	11/7/16	35,800	35,800
	Michigan State University Board of Trustees
	General Revenue VRDO	0.630%	11/7/16	32,200	32,200
	Michigan State University Board of Trustees
	General Revenue VRDO	0.630%	11/7/16	13,095	13,095
	Michigan State University Revenue CP	0.950%	1/10/17	5,405	5,405
	Oakland University of Michigan Revenue VRDO	0.640%	11/7/16 LOC	6,800	6,800
[1]	University of Michigan Revenue TOB VRDO	0.660%	11/7/16	6,190	6,190
[1]	University of Michigan Revenue TOB VRDO	0.670%	11/7/16	1,400	1,400
					488,800
Minnesota (0.7%)
[1]	Minneapolis MN Health Care System Revenue
	(Fairview Health Services) TOB VRDO	0.660%	11/7/16 LOC	60,000	60,000
[1]	Minnesota GO TOB VRDO	0.660%	11/7/16	3,510	3,510
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.630%	11/7/16	4,500	4,500
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.660%	11/7/16	27,900	27,900
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.660%	11/7/16	1,015	1,015
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.660%	11/7/16	10,600	10,600
	St. Paul MN Housing & Redevelopment Authority
	Revenue (Highland Ridge Project) VRDO	0.640%	11/7/16 LOC	5,250	5,250
[1]	Western Minnesota Municipal Power Agency
	Revenue TOB VRDO	0.660%	11/7/16	6,665	6,665
					119,440

25

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Mississippi (0.7%)
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.500%	11/1/16	4,600	4,600
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.500%	11/1/16	7,000	7,000
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.620%	11/7/16	50,000	50,000
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.620%	11/7/16	13,000	13,000
	Mississippi Development Bank Special Obligation
	Revenue (Harrison County Coliseum) VRDO	0.630%	11/7/16 LOC	1,000	1,000
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi Health
	Services) VRDO	0.580%	11/7/16	21,800	21,800
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi Health
	Services) VRDO	0.580%	11/7/16	16,450	16,450
					113,850
Missouri (2.9%)
	Missouri Health & Education Facilities Authority
	Health Facilities CP	0.950%	12/5/16	25,000	25,000
	Missouri Health & Educational Facilities Authority
	Health Facilities CP	0.950%	12/5/16	30,000	30,000
[1]	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	TOB VRDO	0.660%	11/7/16	7,500	7,500
[1]	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	TOB VRDO	0.660%	11/7/16	6,000	6,000
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	VRDO	0.600%	11/7/16	66,625	66,625
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	VRDO	0.600%	11/7/16	79,800	79,800
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	VRDO	0.600%	11/7/16	77,900	77,900
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	VRDO	0.620%	11/7/16	55,000	55,000
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	VRDO	0.620%	11/7/16	39,925	39,925
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (St. Louis University)
	VRDO	0.480%	11/1/16 LOC	2,915	2,915
[1]	Missouri Health & Educational Facilities Authority
	Revenue (Washington University) TOB VRDO	0.660%	11/7/16	22,695	22,695

26

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Missouri Health and Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.660%	11/7/16	5,570	5,570
	St. Louis County MO TAN	2.000%	4/1/17	31,740	31,919
	St. Louis MO General Fund Revenue	2.000%	6/1/17	9,500	9,566
[1]	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.660%	11/7/16	1,670	1,670
[1]	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.670%	11/7/16	2,670	2,670
					464,755
Multiple States (11.2%)
[1,2] Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.660%	11/7/16 LOC	144,046	144,046
[2]	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.660%	11/7/16 LOC	56,585	56,585
[2]	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.660%	11/7/16 LOC	10,490	10,490
[2]	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.660%	11/7/16 LOC	11,330	11,330
[1,2] Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.670%	11/7/16 LOC	340,545	340,545
[2]	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.680%	11/7/16 LOC	14,520	14,520
[1,2] Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.680%	11/7/16 LOC	32,080	32,080
[1]	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	0.730%	11/7/16 LOC	72,300	72,300
[1]	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	0.760%	11/7/16 LOC	94,000	94,000
[1]	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.730%	11/7/16 LOC	124,800	124,800
[1]	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.740%	11/7/16 LOC	85,300	85,300
[1]	Nuveen Enhanced Municipal Credit Opportunities
	Fund VRDP VRDO	0.780%	11/7/16 LOC	94,700	94,700
[1]	Nuveen Enhanced Municipal Credit Opportunities
	Fund VRDP VRDO	0.780%	11/7/16 LOC	180,000	180,000
[1]	Nuveen Enhanced Municipal Credit Opportunities
	Fund VRDP VRDO	0.780%	11/7/16 LOC	176,400	176,400
[1]	Nuveen Quality Municipal Income Fund VRDP
	VRDO	0.810%	11/7/16 LOC	118,000	118,000
[1]	Nuveen Quality Municipal Income Fund VRDP
	VRDO	0.810%	11/7/16 LOC	92,400	92,400
[1]	Nuveen Quality Municipal Income Fund VRDP
	VRDO	0.810%	11/7/16 LOC	100,000	100,000
[1]	Western Asset Managed Municipals Fund Inc.
	VRDP VRDO	0.780%	11/7/16 LOC	39,575	39,575
[1]	Western Asset Municipal Partners Fund Inc.
	VRDP VRDO	0.780%	11/7/16 LOC	25,100	25,100
					1,812,171

27

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Nebraska (1.8%)
	Douglas County NE GO	4.000%	12/15/16	2,385	2,395
[1]	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska Methodist
	Health System) TOB VRDO	0.670%	11/7/16 (13)	10,060	10,060
	Lincoln NE Electric System Revenue CP	0.920%	1/4/17	22,750	22,750
[1]	Nebraska Investment Finance Authority
	Multifamily Housing Revenue (Riverbend
	Apartments Project) VRDO	0.610%	11/7/16 LOC	5,520	5,520
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	0.630%	11/7/16	101,350	101,350
[1]	Nebraska Public Power Agency Revenue TOB
	VRDO	0.690%	11/7/16 (13)	27,500	27,500
[1]	Nebraska Public Power Generation Agency
	Revenue (Whelan Energy Center Unit 2) TOB
	VRDO	0.690%	11/7/16 (13)	76,870	76,870
[1]	Omaha NE Public Power District Separate
	Electric Revenue TOB VRDO	0.670%	11/7/16 (13)	34,610	34,610
[1]	University of Nebraska Student Fee Revenue
	TOB VRDO	0.690%	11/7/16	4,100	4,100
					285,155
Nevada (1.9%)
	Clark County NV Airport Improvement Revenue
	VRDO	0.600%	11/7/16 LOC	4,050	4,050
	Clark County NV Economic Development
	Revenue (Opportunity Village Foundation
	Project) VRDO	0.630%	11/7/16 LOC	16,400	16,400
[1]	Clark County NV Water Reclamation District GO
	TOB VRDO	0.660%	11/7/16	14,805	14,805
[1]	Las Vegas NV GO TOB VRDO	0.660%	11/7/16	8,330	8,330
[1]	Las Vegas NV GO TOB VRDO	0.690%	11/7/16	10,850	10,850
	Las Vegas Valley Water District Nevada GO CP	0.760%	11/7/16	22,000	22,000
	Las Vegas Valley Water District Nevada GO CP	0.780%	12/1/16	22,540	22,540
	Las Vegas Valley Water District Nevada GO CP	0.780%	12/8/16	22,000	22,000
	Las Vegas Valley Water District Nevada GO CP	0.800%	2/1/17	25,760	25,760
	Las Vegas Valley Water District Nevada GO CP	0.780%	2/6/17	35,500	35,500
	Las Vegas Valley Water District Nevada GO CP	0.850%	2/7/17	38,000	38,000
	Las Vegas Valley Water District Nevada GO CP	0.950%	2/8/17	17,800	17,800
[1]	Las Vegas Valley Water District Nevada GO TOB
	VRDO	0.660%	11/7/16	16,500	16,500
[1]	Las Vegas Valley Water District Nevada GO TOB
	VRDO	0.670%	11/7/16	22,475	22,475
[1]	Las Vegas Valley Water District Nevada GO TOB
	VRDO	0.670%	11/7/16	7,185	7,185
[1]	Nevada GO TOB VRDO	0.670%	11/7/16	10,800	10,800
	Nevada Housing Division Multi-Unit Housing
	Revenue (City Center Project) VRDO	0.780%	11/7/16 LOC	7,440	7,440
					302,435
New Hampshire (0.2%)
[1]	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.660%	11/7/16	10,000	10,000

28

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.660%	11/7/16	8,000	8,000
[1]	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.690%	11/7/16	13,225	13,225
					31,225
New Jersey (3.8%)
	Burlington County NJ Bridge Commission
	Revenue	2.000%	12/1/16	12,850	12,863
	Burlington Township NJ GO	2.000%	10/5/17	6,574	6,625
	Cherry Hill Township NJ BAN	2.000%	10/18/17	21,253	21,445
	Cliffside Park NJ BAN	2.000%	7/21/17	4,870	4,915
	Clifton NJ BAN	2.000%	10/10/17	17,983	18,157
	Cranford NJ BAN	2.000%	1/27/17	4,850	4,866
	East Hanover Township NJ BAN	2.000%	8/18/17	8,443	8,524
	Freehold Township NJ BAN	2.000%	11/18/16	4,135	4,138
	Hudson County NJ Improvement Authority
	Essential Purpose Pooled Governmental Loan
	Revenue VRDO	0.640%	11/7/16 LOC	4,000	4,000
	Hudson County NJ Improvement Authority
	Pooled Revenue	1.750%	11/11/16	40,000	40,014
	Hudson County NJ Improvement Authority
	Pooled Revenue	2.250%	4/19/17	5,550	5,589
[3]	Hudson County NJ Improvement Authority
	Pooled Revenue	2.000%	11/1/17	5,340	5,398
	Monroe Township NJ BAN	2.000%	8/3/17	17,528	17,691
	Moorestown Township NJ BAN	2.000%	8/31/17	4,950	4,999
	Mount Laurel Township NJ BAN	1.500%	3/8/17	4,355	4,367
	Mount Laurel Township NJ BAN	2.000%	3/8/17	4,880	4,902
	New Jersey Economic Development Authority
	Industrial Development Revenue (Ocean Spray
	Cranberries Inc. Project) VRDO	0.750%	11/7/16 LOC	8,000	8,000
	New Jersey Educational Facilities Authority
	Revenue (Centenary College) VRDO	0.600%	11/7/16 LOC	1,715	1,715
	New Jersey Health Care Facilities Financing
	Authority Revenue (Hospital Capital Asset
	Pooled Program) VRDO	0.630%	11/7/16 LOC	8,500	8,500
	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health) VRDO	0.620%	11/7/16 LOC	9,300	9,300
[1]	New Jersey Higher Education Assistance
	Authority Student Loan Revenue TOB VRDO	0.700%	11/7/16 LOC	13,000	13,000
[1]	New Jersey Higher Education Assistance
	Authority Student Loan Revenue TOB VRDO	0.700%	11/7/16 LOC	4,700	4,700
	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue VRDO	0.650%	11/7/16 LOC	3,700	3,700
	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue VRDO	0.650%	11/7/16 LOC	2,415	2,415
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue VRDO	0.630%	11/7/16	16,500	16,500
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue VRDO	0.630%	11/7/16	61,540	61,540
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue VRDO	0.650%	11/7/16	72,325	72,325

29

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue VRDO	0.660%	11/7/16	3,500	3,500
	North Bergen Township NJ BAN	2.000%	3/31/17	22,435	22,545
[1]	Nuveen New Jersey Dividend Advantage
	Municipal Fund VRDP VRDO	0.760%	11/7/16 LOC	30,000	30,000
[1]	Nuveen New Jersey Dividend Advantage
	Municipal Fund VRDP VRDO	0.760%	11/7/16 LOC	48,000	48,000
[1]	Nuveen New Jersey Dividend Advantage
	Municipal Fund VRDP VRDO	0.780%	11/7/16 LOC	26,700	26,700
	Paramus Borough NJ BAN	2.000%	2/17/17	13,988	14,044
	Parsippany-Troy Hills Township NJ BAN	2.000%	9/21/17	45,255	45,722
	Pequannock Township NJ BAN	2.000%	4/28/17	3,900	3,919
	Rockaway NJ BAN	2.000%	11/18/16	5,005	5,008
	Secaucus NJ BAN	2.000%	1/6/17	2,215	2,220
	Secaucus NJ BAN	2.000%	8/10/17	4,615	4,658
	Somerset County NJ BAN	2.000%	9/20/17	7,252	7,326
	Sussex County NJ BAN	2.250%	6/28/17	4,295	4,338
[1]	Union County NJ Utilities Authority Revenue
	TOB VRDO	0.700%	11/7/16	6,400	6,400
	West Milford NJ Township BAN	2.000%	9/22/17	10,189	10,286
					604,854
New Mexico (0.8%)
[1]	New Mexico Educational Assistance Foundation
	Revenue TOB VRDO	0.710%	11/7/16	39,395	39,395
	New Mexico Finance Authority Transportation
	Revenue VRDO	0.600%	11/7/16 LOC	3,850	3,850
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) VRDO	0.610%	11/7/16	62,005	62,005
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) VRDO	0.610%	11/7/16	27,000	27,000
					132,250
New York (11.3%)
	Commack NY Union Free School District TAN	2.000%	6/27/17	12,500	12,583
	Connetquot NY Central School District BAN	2.000%	9/1/17	10,486	10,595
	Connetquot NY Central School District TAN	2.000%	6/27/17	13,500	13,617
[1]	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project) TOB VRDO	0.660%	11/7/16	20,250	20,250
	Grand Island NY BAN	2.000%	10/12/17	8,306	8,381
	Half Hollow Hills NY Central School District TAN	2.000%	6/27/17	20,000	20,143
	Hauppauge NY Union Free School District TAN	1.500%	6/23/17	7,250	7,282
	Huntington NY Union Free School District TAN	2.000%	6/23/17	9,000	9,063
	Lindenhurst NY Union Free School District TAN	2.000%	6/22/17	9,500	9,559
[1]	New York City NY GO TOB VRDO	0.660%	11/7/16	8,250	8,250
[1]	New York City NY GO TOB VRDO	0.670%	11/7/16	23,090	23,090
	New York City NY GO VRDO	0.500%	11/1/16 LOC	9,800	9,800
	New York City NY GO VRDO	0.510%	11/1/16 LOC	13,250	13,250
	New York City NY GO VRDO	0.510%	11/1/16 LOC	8,800	8,800
	New York City NY GO VRDO	0.530%	11/1/16	1,600	1,600
	New York City NY GO VRDO	0.610%	11/7/16 LOC	14,465	14,465
	New York City NY GO VRDO	0.620%	11/7/16 LOC	8,170	8,170
	New York City NY GO VRDO	0.620%	11/7/16 LOC	29,910	29,910

30

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY GO VRDO	0.630%	11/7/16 LOC	11,700	11,700
	New York City NY GO VRDO	0.640%	11/7/16 LOC	37,500	37,500
	New York City NY Housing Development Corp.
	Multi-Family Housing Revenue (201 Pearl Street)
	VRDO	0.650%	11/7/16 LOC	18,000	18,000
	New York City NY Housing Development Corp.
	Multi-Family Housing Revenue VRDO	0.630%	11/7/16	35,840	35,840
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (Bruckner by
	the Bridge) VRDO	0.640%	11/7/16 LOC	11,900	11,900
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (Elliot Chelsea
	Development) VRDO	0.630%	11/7/16 LOC	12,925	12,925
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (Markham
	Gardens Apartments) VRDO	0.570%	11/7/16 LOC	3,600	3,600
	New York City NY Housing Development Corp.
	Multi-Family Mortgage Revenue (West 26th
	Street Development) VRDO	0.680%	11/7/16 LOC	10,000	10,000
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue (2 Gold
	Street) VRDO	0.650%	11/7/16	103,200	103,200
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue (90 West
	Street) VRDO	0.650%	11/7/16 LOC	25,200	25,200
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue (Atlantic
	Court Apartments) VRDO	0.570%	11/7/16 LOC	15,000	15,000
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue
	(Lexington Courts) VRDO	0.610%	11/7/16 LOC	8,200	8,200
	New York City NY Housing Development Corp.
	Multi-Family Rental Housing Revenue
	(The Balton) VRDO	0.690%	11/7/16 LOC	8,300	8,300
	New York City NY Housing Finance Agency
	Revenue (211 North End Avenue) VRDO	0.650%	11/7/16 LOC	21,400	21,400
	New York City NY Housing Finance Agency
	Revenue (900 Eighth Avenue) VRDO	0.650%	11/7/16 LOC	34,000	34,000
	New York City NY Industrial Development
	Agency Special Facility Revenue (New York
	Stock Exchange Project) VRDO	0.620%	11/7/16 LOC	5,000	5,000
[1]	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	TOB VRDO	0.660%	11/7/16	5,000	5,000
[1]	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	TOB VRDO	0.660%	11/7/16	1,505	1,505
[1]	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	TOB VRDO	0.690%	11/7/16	16,800	16,800
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.500%	11/1/16	11,460	11,460

31

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.500%	11/1/16	1,700	1,700
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.500%	11/1/16	9,300	9,300
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.500%	11/1/16	10,800	10,800
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.500%	11/1/16	5,300	5,300
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.510%	11/1/16	5,800	5,800
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.520%	11/1/16	1,400	1,400
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.610%	11/7/16	19,800	19,800
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.620%	11/7/16	6,000	6,000
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.620%	11/7/16	7,000	7,000
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue
	VRDO	0.640%	11/7/16	48,000	48,000
[1]	New York City NY Municipal Water Finance
	Authority Water and Sewer System Revenue
	TOB VRDO	0.680%	11/7/16	6,800	6,800
[1]	New York City NY Transitional Finance Authority
	Building Aid Revenue TOB VRDO	0.670%	11/7/16	31,500	31,500
[1]	New York City NY Transitional Finance Authority
	Building Aid Revenue TOB VRDO	0.670%	11/7/16	10,535	10,535
[1]	New York City NY Transitional Finance Authority
	Future Tax Revenue TOB VRDO	0.660%	11/7/16	1,500	1,500
[1]	New York City NY Transitional Finance Authority
	Future Tax Revenue TOB VRDO	0.670%	11/7/16	6,200	6,200
	New York City NY Transitional Finance Authority
	Future Tax Revenue VRDO	0.500%	11/1/16	5,200	5,200
	New York City NY Transitional Finance Authority
	Future Tax Revenue VRDO	0.610%	11/7/16	102,700	102,700
	New York City NY Transitional Finance Authority
	Future Tax Revenue VRDO	0.650%	11/7/16	2,600	2,600
	New York City NY Trust for Cultural Resources
	Revenue (The Metropolitan Museum of Art)
	VRDO	0.630%	11/7/16	8,000	8,000
[1]	New York Liberty Development Corp. Revenue
	(Bank of America Tower at One Bryant Park
	Project) TOB VRDO	0.660%	11/7/16	9,000	9,000

32

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	New York Liberty Development Corp. Revenue
	(Port Authority Consolidated Bonds) TOB VRDO	0.680%	11/7/16	16,300	16,300
[1]	New York Metropolitan Transportation Authority
	Revenue (Dedicated Petroleum Tax) TOB VRDO	0.670%	11/7/16 (13)	42,605	42,605
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund) VRDO	0.610%	11/7/16 LOC	21,500	21,500
	New York Metropolitan Transportation Authority
	Revenue VRDO	0.490%	11/1/16 LOC	19,430	19,430
	New York Metropolitan Transportation Authority
	Revenue VRDO	0.500%	11/1/16 LOC	3,765	3,765
[1]	New York State Dormitory Authority Lease
	Revenue (State University Dormitory Facilities)
	TOB VRDO	0.670%	11/7/16	5,820	5,820
	New York State Dormitory Authority Revenue
	(Blythedale Children’s Hospital) VRDO	0.630%	11/7/16 LOC	23,115	23,115
	New York State Dormitory Authority Revenue
	(Fordham University) VRDO	0.620%	11/7/16 LOC	25,240	25,240
	New York State Dormitory Authority Revenue
	(Le Moyne College) VRDO	0.640%	11/7/16 LOC	4,950	4,950
[1]	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.660%	11/7/16	1,875	1,875
[1]	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.660%	11/7/16	6,425	6,425
[1]	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.660%	11/7/16	13,000	13,000
[1]	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	0.670%	11/7/16	5,000	5,000
	New York State Dormitory Authority Revenue
	(Rockefeller University) VRDO	0.630%	11/7/16	2,275	2,275
	New York State Dormitory Authority Revenue
	(St. John’s University) VRDO	0.610%	11/7/16 LOC	17,655	17,655
[1]	New York State Environmental Facilities Corp.
	Revenue (State Clean Water & Drinking Water
	Revolving Funds) TOB VRDO	0.660%	11/7/16	3,640	3,640
	New York State Housing Finance Agency Housing
	Revenue (20 River Terrace Housing) VRDO	0.650%	11/7/16 LOC	71,400	71,400
	New York State Housing Finance Agency Housing
	Revenue (316 11th Avenue) VRDO	0.670%	11/7/16 LOC	20,000	20,000
	New York State Housing Finance Agency Housing
	Revenue (625 W 57th St) VRDO	0.690%	11/7/16 LOC	1,200	1,200
	New York State Housing Finance Agency Housing
	Revenue (855 6th Avenue) VRDO	0.650%	11/7/16 LOC	18,500	18,500
	New York State Housing Finance Agency Housing
	Revenue (Chelsea Apartments) VRDO	0.650%	11/7/16 LOC	35,000	35,000
	New York State Housing Finance Agency Housing
	Revenue (Clinton Park Phase II) VRDO	0.650%	11/7/16 LOC	37,000	37,000
	New York State Housing Finance Agency Housing
	Revenue (Dock Street) VRDO	0.640%	11/7/16 LOC	1,700	1,700
	New York State Housing Finance Agency Housing
	Revenue (East 84th Street) VRDO	0.570%	11/7/16 LOC	16,800	16,800
	New York State Housing Finance Agency Housing
	Revenue (East 92nd Street) VRDO	0.630%	11/7/16 LOC	11,000	11,000
	New York State Housing Finance Agency Housing
	Revenue (Riverside Center 2) VRDO	0.650%	11/7/16 LOC	8,300	8,300

33

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Housing Finance Agency
	Revenue (Clinton Park) VRDO	0.630%	11/7/16 LOC	6,700	6,700
	New York State Housing Finance Agency
	Revenue (Maestro West Chelsea Housing)
	VRDO	0.650%	11/7/16 LOC	13,000	13,000
	New York State Housing Finance Agency
	Revenue (Service Contract) VRDO	0.700%	11/7/16 LOC	3,870	3,870
	New York State Local Government Assistance
	Corp. Revenue VRDO	0.650%	11/7/16	63,005	63,005
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	0.550%	11/7/16	25,000	25,000
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	0.670%	11/7/16	17,250	17,250
	New York State Mortgage Agency Homeowner
	Mortgage Revenue VRDO	0.700%	11/7/16	35,000	35,000
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.610%	11/7/16	1,600	1,600
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.610%	11/7/16	25,195	25,195
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.630%	11/7/16 LOC	7,700	7,700
	North Hempstead NY BAN	2.250%	4/4/17	7,500	7,545
[1]	Nuveen New York AMT-Free Municipal Income
	Fund VRDP VRDO	0.730%	11/7/16 LOC	27,500	27,500
[1]	Nuveen New York Dividend Advantage Municipal
	Fund VRDP VRDO	0.780%	11/7/16 LOC	33,500	33,500
	Pittsford NY Central School District BAN	2.000%	2/10/17	2,000	2,007
	Port Authority of New York & New Jersey
	Revenue CP	0.880%	12/20/16	19,295	19,295
[1]	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.700%	11/7/16	2,100	2,100
	Rensselaer County NY GO	2.000%	8/11/17	9,600	9,692
	Saratoga County NY Capital Resource Corp.
	Revenue (Saratoga Hospital Project) VRDO	0.680%	11/7/16 LOC	4,825	4,825
	Smithtown NY Central School District TAN	1.500%	6/30/17	9,600	9,638
	South Country NY Central School District TAN	2.000%	6/27/17	11,500	11,588
	South Huntington NY Union Free School District
	TAN	2.000%	6/27/17	6,000	6,043
	Syosset NY Central School District TAN	1.500%	6/27/17	4,500	4,520
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.600%	11/7/16 LOC	1,920	1,920
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.680%	11/7/16 LOC	70,695	70,695
	Ulster County NY BAN	2.000%	11/23/16	8,810	8,818
[3]	Ulster County NY BAN	2.000%	11/22/17	6,955	7,030
[1]	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	0.660%	11/7/16	37,500	37,500
					1,820,504
North Carolina (1.5%)
	Board of Governors of the University of North
	Carolina Revenue (University of North Carolina
	Hospitals at Chapel Hill) VRDO	0.620%	11/7/16	40,155	40,155
	Charlotte NC Airport Revenue VRDO	0.640%	11/7/16 LOC	2,900	2,900

34

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Charlotte NC Water & Sewer System Revenue
	TOB VRDO	0.670%	11/7/16	7,465	7,465
[1]	Charlotte-Mecklenburg NC Hospital Authority
	Health Care System Revenue (Carolinas
	HealthCare System) TOB VRDO	0.710%	11/7/16	14,000	14,000
	North Carolina Capital Facilities Finance Agency
	(Duke University Project) CP	0.760%	11/3/16	5,865	5,865
	North Carolina Capital Facilities Finance Agency
	(Duke University Project) CP	0.820%	11/16/16	4,662	4,662
	North Carolina Capital Facilities Finance Agency
	(Duke University Project) CP	0.950%	12/8/16	11,737	11,737
[1]	North Carolina Capital Facilities Finance Agency
	Revenue (Duke University Project) TOB VRDO	0.660%	11/7/16	2,285	2,285
[1]	North Carolina Capital Facilities Finance Agency
	Revenue (Duke University Project) TOB VRDO	0.660%	11/7/16	2,495	2,495
[1]	North Carolina Capital Facilities Finance Agency
	Revenue (Duke University Project) TOB VRDO	0.660%	11/7/16	3,395	3,395
	North Carolina Capital Facilities Finance Agency
	Revenue (YMCA of the Triangle) VRDO	0.700%	11/7/16 LOC	10,910	10,910
	North Carolina Capital Facilities Finance Agency
	Revenue (YMCA of the Triangle) VRDO	0.710%	11/7/16 LOC	9,050	9,050
	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Lenoir Memorial
	Hospital Project) VRDO	0.620%	11/7/16 LOC	15,200	15,200
	North Carolina Medical Care Commission Hospital
	Revenue (Baptist Hospital) VRDO	0.630%	11/7/16 LOC	6,095	6,095
	North Carolina Medical Care Commission Hospital
	Revenue (Moses Cone Health System) PUT	0.980%	5/29/17	21,555	21,555
[1]	North Carolina Revenue TOB VRDO	0.670%	11/7/16	2,900	2,900
	Raleigh Durham NC Airport Authority Revenue
	VRDO	0.630%	11/7/16 LOC	12,930	12,930
	Raleigh NC Combined Enterprise System
	Revenue VRDO	0.640%	11/7/16	21,490	21,490
	Raleigh NC Combined Enterprise System
	Revenue VRDO	0.640%	11/7/16	49,085	49,085
					244,174
North Dakota (0.1%)
	North Dakota Housing Finance Agency Home
	Mortgage Revenue VRDO	0.590%	11/7/16	19,950	19,950

Ohio (2.6%)
	Akron OH Income Tax Revenue	1.250%	12/15/16	7,000	7,005
	Athens County OH Port Authority Housing
	Revenue VRDO	0.640%	11/7/16 LOC	1,600	1,600
	Avon Lake OH BAN	2.000%	7/12/17	25,496	25,717
	Avon OH BAN	1.500%	1/26/17	1,310	1,312
	Avon OH BAN	2.000%	9/7/17	6,500	6,563
	Avon OH GO	1.250%	1/26/17	2,000	2,003
	Butler County OH Capital Funding Revenue VRDO	0.630%	11/7/16 LOC	6,170	6,170
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Carnegie/89th Garage & Service
	Center LLC Project) VRDO	0.610%	11/7/16 LOC	9,180	9,180

35

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.630%	11/7/16	15,900	15,900
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.630%	11/7/16	18,350	18,350
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.640%	11/7/16	3,250	3,250
	Columbus OH Regional Airport Authority Airport
	Revenue (Oasbo Expanded Asset Program)
	VRDO	0.630%	11/7/16 LOC	13,405	13,405
	Columbus OH Regional Airport Authority Airport
	Revenue (Oasbo Expanded Asset Program)
	VRDO	0.630%	11/7/16 LOC	16,570	16,570
	Columbus OH Regional Airport Authority Airport
	Revenue (Oasbo Expanded Asset Program)
	VRDO	0.630%	11/7/16 LOC	3,890	3,890
	Columbus OH Regional Airport Authority
	Revenue (Pooled Financing Program) VRDO	0.630%	11/7/16 LOC	7,265	7,265
	Deerfield Township OH BAN	1.200%	10/26/17	1,600	1,600
	Fairborn OH BAN	1.250%	3/23/17	2,000	2,004
	Franklin County OH Hospital Facilities Revenue
	(US Health Corp. of Columbus) VRDO	0.620%	11/7/16 LOC	4,925	4,925
	Franklin County OH Hospital Revenue
	(Nationwide Children’s Hospital Project) VRDO	0.600%	11/7/16	17,840	17,840
	Franklin County OH Hospital Revenue
	(Nationwide Children’s Hospital Project) VRDO	0.630%	11/7/16	6,875	6,875
	Highland Heights OH BAN	2.000%	6/15/17	2,750	2,770
	Huber Heights OH BAN	2.000%	6/1/17	9,063	9,122
	Independence OH BAN	2.000%	4/13/17	3,000	3,016
	Lakewood OH BAN	1.250%	4/4/17	1,600	1,604
[3]	Lorain County OH BAN	1.250%	11/9/17	2,500	2,509
	Middleburg Heights OH BAN	2.000%	7/25/17	1,240	1,250
	Middletown OH Hospital Facilities Revenue
	(Atrium Medical Center) VRDO	0.630%	11/7/16 LOC	9,400	9,400
[1]	Nuveen Ohio Quality Income Municipal Fund
	VRDP VRDO	0.780%	11/7/16 LOC	43,000	43,000
	Ohio Common Schools GO VRDO	0.600%	11/7/16	25,470	25,470
	Ohio GO VRDO	0.650%	11/7/16	5,130	5,130
	Ohio GO VRDO	0.650%	11/7/16	8,375	8,375
	Ohio GO VRDO	0.650%	11/7/16	2,885	2,885
	Ohio Higher Educational Facility Commission
	Revenue (Case Western Reserve University
	Project) CP	0.770%	11/3/16	11,000	11,000
	Ohio Higher Educational Facility Commission
	Revenue (Case Western Reserve University
	Project) CP	0.870%	12/1/16	22,500	22,500
	Ohio Higher Educational Facility Commission
	Revenue (Case Western Reserve University
	Project) CP	0.900%	12/1/16	3,000	3,000
	Ohio Higher Educational Facility Commission
	Revenue (Case Western Reserve University
	Project) CP	0.800%	12/8/16	3,500	3,500

36

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ohio Higher Educational Facility Commission
	Revenue (Case Western Reserve University
	Project) CP	0.870%	12/8/16	6,500	6,500
	Ohio Higher Educational Facility Commission
	Revenue (Cleveland Clinic Health System
	Obligated Group) VRDO	0.470%	11/1/16	4,650	4,650
	Ohio Higher Educational Facility Commission
	Revenue (Cleveland Clinic Health System
	Obligated Group) VRDO	0.470%	11/1/16	5,000	5,000
[1]	Ohio Higher Educational Facility Commission
	Revenue (University Hospitals Health System
	Inc.) TOB VRDO	0.700%	11/7/16 (13)	1,665	1,665
	Ohio Housing Finance Agency Residential
	Mortgage Revenue VRDO	0.570%	11/7/16	3,725	3,725
	Ohio Housing Finance Agency Residential
	Mortgage Revenue VRDO	0.580%	11/7/16	9,400	9,400
	Ohio Housing Finance Agency Residential
	Mortgage Revenue VRDO	0.660%	11/7/16	1,830	1,830
	Ohio Infrastructure Improvement GO VRDO	0.650%	11/7/16	4,415	4,415
	Ohio State University General Receipts Revenue
	CP	0.890%	12/7/16	8,630	8,630
[1]	Ohio State University General Receipts Revenue
	TOB VRDO	0.690%	11/7/16	5,750	5,750
[1]	Ohio State University General Receipts Revenue
	TOB VRDO	0.690%	11/7/16	5,750	5,750
	Ohio State University General Receipts Revenue
	VRDO	0.600%	11/7/16	12,625	12,625
	Springboro OH BAN	1.500%	1/26/17	3,900	3,905
	Toledo-Lucas County OH Port Authority Airport
	Development Revenue (Flight Safety
	International Inc.) VRDO	0.630%	11/7/16 (13)	2,000	2,000
	Union County OH BAN	1.250%	3/29/17	1,900	1,904
	Union Township OH BAN	1.250%	9/7/17	14,625	14,681
					418,385
Oklahoma (0.3%)
[1]	Grand River Dam Authority Oklahoma Revenue
	TOB VRDO	0.670%	11/7/16 (13)	26,100	26,100
[1]	Oklahoma Turnpike Authority Revenue TOB VRDO 0.690%		11/7/16	8,000	8,000
[1]	Tulsa County OK Industrial Authority Health Care
	Revenue (St. Francis Health System Inc.) TOB
	VRDO	0.670%	11/7/16	15,131	15,131
					49,231
Oregon (0.7%)
	Oregon Facilities Authority Revenue (PeaceHealth)
	VRDO	0.610%	11/7/16 LOC	14,000	14,000
	Oregon Facilities Authority Revenue (Reed
	College Projects) VRDO	0.650%	11/7/16	38,535	38,535
	Oregon GO (Veterans Welfare) VRDO	0.660%	11/7/16	11,740	11,740
[1]	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	TOB VRDO	0.710%	11/7/16	7,615	7,615
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.600%	11/7/16	6,640	6,640

37

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.640%	11/7/16	13,140	13,140
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.650%	11/7/16	15,000	15,000
					106,670
Pennsylvania (1.7%)
	Allegheny County PA GO VRDO	0.630%	11/7/16 LOC	2,900	2,900
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie Mellon
	University) VRDO	0.520%	11/1/16	6,000	6,000
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.600%	11/7/16 LOC	3,900	3,900
	Delaware County PA Industrial Development
	Authority Airport Facilities Revenue (United
	Parcel Service Inc.) VRDO	0.550%	11/1/16	18,100	18,100
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper Co.)
	VRDO	0.670%	11/7/16	14,900	14,900
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper Co.)
	VRDO	0.670%	11/7/16	11,500	11,500
	Emmaus PA General Authority Revenue VRDO	0.600%	11/7/16 LOC	7,000	7,000
	Emmaus PA General Authority Revenue VRDO	0.600%	11/7/16 LOC	7,100	7,100
	Emmaus PA General Authority Revenue VRDO	0.600%	11/7/16 LOC	7,000	7,000
	Emmaus PA General Authority Revenue VRDO	0.630%	11/7/16 LOC	24,150	24,150
[1]	Nuveen Pennsylvania Investment Quality
	Municipal Fund VRDP VRDO	0.780%	11/7/16 LOC	17,000	17,000
[1]	Nuveen Pennsylvania Investment Quality
	Municipal Fund VRDP VRDO	0.780%	11/7/16 LOC	34,800	34,800
	Pennsylvania Higher Educational Facilities
	Authority Revenue (Gwynedd Mercy College)
	VRDO	0.600%	11/7/16 LOC	3,850	3,850
[1]	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	0.660%	11/7/16	1,250	1,250
[1]	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	0.750%	11/7/16	3,875	3,875
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.640%	11/7/16	13,145	13,145
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.640%	11/7/16	17,280	17,280
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.650%	11/7/16	2,625	2,625
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.650%	11/7/16	20,800	20,800
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.650%	11/7/16	6,535	6,535
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.650%	11/7/16	900	900
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.700%	11/7/16	13,910	13,910

38

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.700%	11/7/16	12,210	12,210
Philadelphia PA School District GO VRDO	0.600%	11/7/16 LOC	19,045	19,045
				269,775
Rhode Island (0.2%)
Rhode Island Health & Educational Building Corp.
Higher Education Facilities Revenue (Brown
University) VRDO	0.580%	11/7/16	26,280	26,280

South Carolina (1.2%)
[1] Charleston SC Waterworks & Sewer Capital
Improvement Revenue TOB VRDO	0.670%	11/7/16	3,000	3,000
Columbia SC Waterworks & Sewer System
Revenue VRDO	0.640%	11/7/16 LOC	13,160	13,160
Greenville County SC Hospital System Revenue
VRDO	0.620%	11/7/16 LOC	5,295	5,295
Greenville County SC School District GO	2.000%	6/1/17	84,800	85,399
Lancaster County SC School District BAN	1.500%	3/15/17	25,000	25,075
South Carolina Association of Governmental
Organizations COP	2.000%	3/1/17	47,618	47,814
South Carolina Educational Facilities Authority
Revenue (Columbia College) VRDO	0.650%	11/7/16 LOC	4,600	4,600
South Carolina Jobs Economic Development
Authority Revenue (Heathwood Hall Episcopal
School) VRDO	0.600%	11/7/16 LOC	1,700	1,700
University of South Carolina School of Medicine
Educational Trust Healthcare Facilities Revenue
VRDO	0.600%	11/7/16 LOC	3,345	3,345
				189,388
South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.620%	11/7/16 LOC	8,335	8,335
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.570%	11/7/16	625	625
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.630%	11/7/16	22,000	22,000
				30,960
Tennessee (2.9%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.620%	11/7/16 LOC	7,875	7,875
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.620%	11/7/16	16,600	16,600
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.620%	11/7/16 LOC	9,825	9,825
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	0.950%	12/13/16 LOC	25,000	25,000
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	0.830%	5/29/17	37,500	37,500

39

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	0.990%	7/1/17	12,500	12,500
[1]	Metropolitan Government of Nashville &
	Davidson County TN GO TOB VRDO	0.660%	11/7/16	7,500	7,500
[1]	Metropolitan Government of Nashville &
	Davidson County TN Health & Educational
	Facilities Board Revenue (Vanderbilt University)
	TOB VRDO	0.660%	11/7/16	8,250	8,250
	Montgomery County TN Public Building Authority
	Pooled Financial Revenue (Tennessee County
	Loan Pool) VRDO	0.590%	11/1/16 LOC	6,235	6,235
[1]	Rutherford County TN Health & Educational
	Facilities Board Revenue (Ascension Health
	Credit Group) TOB VRDO	0.660%	11/7/16	6,250	6,250
	Sevier County TN Public Building Authority Local
	Government Public Improvement Revenue
	VRDO	0.620%	11/7/16 LOC	12,500	12,500
	Sevier County TN Public Building Authority Local
	Government Public Improvement Revenue
	VRDO	0.620%	11/7/16	45,400	45,400
	Sevier County TN Public Building Authority Local
	Government Public Improvement Revenue
	VRDO	0.740%	11/7/16 LOC	34,080	34,080
	Shelby County TN GO VRDO	0.610%	11/7/16	159,490	159,490
	Tennessee GO CP	0.770%	11/3/16	27,843	27,843
	Tennessee GO CP	0.920%	12/2/16	15,600	15,600
	Tennessee GO CP	0.900%	12/19/16	23,354	23,354
[1]	Tennessee School Bond Authority Higher
	Educational Facilities Revenue (2nd Program)
	TOB VRDO	0.660%	11/7/16	19,040	19,040
					474,842
Texas (7.7%)
	Austin TX Electric Utility System Revenue	5.000%	11/15/16 (Prere.)	4,610	4,618
	Austin TX GO	2.000%	5/1/17	1,460	1,469
	Austin TX GO	2.000%	9/1/17	1,555	1,570
	Austin TX Hotel Occupancy Tax Revenue VRDO	0.630%	11/7/16 LOC	7,490	7,490
	Austin TX Water & Wastewater System Revenue
	VRDO	0.610%	11/7/16 LOC	4,570	4,570
	Board of Regents of the Texas A&M University
	System Revenue Financing System Revenue
	CP	0.910%	12/6/16	16,678	16,678
	Dallas Area Rapid Transit Sales Tax Revenue CP	0.930%	1/5/17	10,500	10,500
[1]	Dallas TX Area Rapid Transit Sales Tax Revenue
	TOB VRDO	0.660%	11/7/16	5,500	5,500
	Denton TX Independent School District GO VRDO	0.640%	11/7/16	23,940	23,940
[1]	Grand Parkway Transportation Corp. Texas
	System Toll Revenue TOB VRDO	0.670%	11/7/16	23,145	23,145
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	0.750%	11/18/16	78,000	78,000
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	0.640%	11/29/16	35,000	35,000

40

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) CP	0.640%	11/29/16	5,105	5,105
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) VRDO	0.540%	11/1/16	1,100	1,100
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Methodist Hospital
	System) VRDO	0.540%	11/1/16	4,400	4,400
[1]	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children’s
	Hospital) TOB VRDO	0.580%	11/1/16	4,200	4,200
[1]	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children’s
	Hospital) TOB VRDO	0.730%	11/7/16	4,800	4,800
[1]	Harris County TX GO TOB VRDO	0.660%	11/7/16	8,070	8,070
[1]	Harris County TX GO TOB VRDO	0.660%	11/7/16	8,160	8,160
[1]	Harris County TX GO TOB VRDO	0.670%	11/7/16	39,600	39,600
	Harris County TX Health Facilities Development
	Corp. Revenue (Methodist Hospital System)
	VRDO	0.540%	11/1/16	4,000	4,000
[1]	Harris County TX Toll Road Revenue TOB VRDO	0.670%	11/7/16 (13)	5,200	5,200
[1]	Houston TX Airport System Revenue TOB VRDO	0.670%	11/7/16	12,000	12,000
	Houston TX Combined Utility System CP	0.770%	11/17/16	22,000	22,000
	Houston TX Combined Utility System CP	0.820%	11/17/16	8,000	8,000
	Houston TX Combined Utility System CP	0.880%	1/4/17	20,000	20,000
[1]	Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) TOB VRDO	0.660%	11/7/16	6,665	6,665
	Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) VRDO	0.660%	11/7/16	15,665	15,665
[1]	Houston TX Utility System Revenue TOB VRDO	0.640%	11/7/16 LOC	15,085	15,085
[1]	Houston TX Utility System Revenue TOB VRDO	0.670%	11/7/16	23,380	23,380
[1]	Houston TX Utility System Revenue TOB VRDO	0.670%	11/7/16	12,240	12,240
	Houston TX Utility System Revenue VRDO	0.610%	11/7/16 LOC	6,250	6,250
	Houston TX Utility System Revenue VRDO	0.610%	11/7/16 LOC	77,325	77,325
	Lubbock TX Independent School District GO
	VRDO	0.660%	11/7/16	16,000	16,000
	Mesquite TX Independent School District School
	Building VRDO	0.660%	11/7/16	5,500	5,500
	North East TX Independent School District CP	0.850%	12/8/16	30,000	30,000
[1]	North East TX Independent School District GO
	TOB VRDO	0.670%	11/7/16	31,305	31,305
[3]	North Texas Municipal Water District Water
	System Revenue	5.000%	9/1/17	7,185	7,408
[1]	North Texas Tollway Authority System Revenue
	TOB VRDO	0.660%	11/7/16 (13)	6,000	6,000
[1]	North Texas Tollway Authority System Revenue
	TOB VRDO	0.680%	11/7/16 (13)	22,360	22,360
	North Texas Tollway Authority System Revenue
	VRDO	0.610%	11/7/16 LOC	28,950	28,950
	Northwest Independent School District Texas GO
	VRDO	0.660%	11/7/16	8,170	8,170
[1]	Pearland TX Independent School District GO TOB
	VRDO	0.700%	11/7/16	9,000	9,000

41

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Red River TX Education Finance Corp. Revenue
	(Texas Christian University Project) VRDO	0.640%	11/7/16	16,000	16,000
[1]	San Antonio TX Electric & Gas Systems Revenue
	TOB VRDO	0.660%	11/7/16	5,900	5,900
[1]	San Antonio TX Electric & Gas Systems Revenue
	TOB VRDO	0.690%	11/7/16	14,465	14,465
	San Antonio TX Water Revenue CP	0.770%	11/9/16	37,700	37,700
[1]	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor Health
	Care System Project) TOB VRDO	0.680%	11/7/16	5,555	5,555
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor Health
	Care System Project) VRDO	0.640%	11/7/16 LOC	21,550	21,550
[1]	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor Scott &
	White Healthcare Project) TOB VRDO	0.660%	11/7/16	39,605	39,605
[1]	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Baylor Scott &
	White Healthcare Project) TOB VRDO	0.680%	11/7/16	4,620	4,620
	Tarrant County TX Cultural Education Facilities
	Finance Corp. Revenue (CHRISTUS Health)
	VRDO	0.640%	11/7/16 LOC	43,900	43,900
	Texas (Veterans Housing Assistance Program)
	GO VRDO	0.630%	11/7/16	61,535	61,535
	Texas Department of Housing & Community
	Affairs Single Mortgage Revenue VRDO	0.670%	11/7/16	25,030	25,030
[1]	Texas GO TOB VRDO	0.670%	11/7/16	34,740	34,740
[1]	Texas GO TOB VRDO	0.670%	11/7/16	10,735	10,735
[1]	Texas GO TOB VRDO	0.750%	11/7/16	19,735	19,735
	Texas State University System Financing System
	Revenue (Extendible) CP	0.990%	7/9/17	2,519	2,519
[1]	Texas Transportation Commission Mobility Fund
	GO TOB VRDO	0.660%	11/7/16	20,410	20,410
	Texas Transportation Commission Mobility Fund
	GO VRDO	0.600%	11/7/16	27,800	27,800
[1]	Texas Water Development Board Revenue TOB
	VRDO	0.670%	11/7/16	10,940	10,940
[1]	Texas Water Development Board Revenue TOB
	VRDO	0.670%	11/7/16	5,900	5,900
	Trinity River Authority of Texas Central Regional
	Wastewater System Revenue (Extendible) CP	1.000%	6/30/17	45,000	45,000
	University of Texas System Revenue Financing
	System Revenue CP	0.930%	1/9/17	21,454	21,454
	University of Texas System Revenue Financing
	System Revenue CP	0.930%	1/10/17	16,592	16,592
	University of Texas System Revenue Financing
	System Revenue VRDO	0.600%	11/7/16	72,925	72,925
					1,245,028
Utah (0.4%)
	Emery County UT Pollution Control Revenue
	(PacifiCorp Projects) VRDO	0.600%	11/7/16 LOC	29,500	29,500
	Murray UT Hospital Revenue (IHC Health
	Services) VRDO	0.520%	11/1/16	12,500	12,500

42

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Murray UT Hospital Revenue (IHC Health
	Services) VRDO	0.580%	11/7/16	11,300	11,300
	Utah Housing Finance Agency Single Family
	Mortgage Revenue VRDO	0.690%	11/7/16	3,595	3,595
[1]	Utah Transit Authority Sales Tax Revenue TOB
	VRDO	0.660%	11/7/16	3,300	3,300
[1]	Utah Transit Authority Sales Tax Revenue TOB
	VRDO	0.700%	11/7/16	9,720	9,720
					69,915
Virginia (1.2%)
	Chesapeake Redevelopment & Housing Authority
	Revenue (Alta Great Bridge Apartments Project)
	VRDO	0.710%	11/7/16 LOC	9,625	9,625
	Fairfax County VA Industrial Development
	Authority Health Care Revenue (Inova Health
	System Obligated Group) VRDO	0.630%	11/7/16	38,885	38,885
	Fairfax County VA Industrial Development
	Authority Health Care Revenue (Inova Health
	System Obligated Group) VRDO	0.680%	11/7/16	24,150	24,150
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes Medical
	Institute) VRDO	0.620%	11/7/16	7,845	7,845
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes Medical
	Institute) VRDO	0.620%	11/7/16	8,185	8,185
	Norfolk VA Economic Development Authority
	Hospital Facilities Revenue (Sentara Healthcare)
	VRDO	0.620%	11/7/16	16,015	16,015
	Stafford County VA Industrial Development
	Authority Revenue (VML/VACo Commonwealth
	Loan Program) VRDO	0.650%	11/7/16 LOC	2,120	2,120
[1]	University of Virginia Revenue TOB VRDO	0.660%	11/7/16	14,300	14,300
[1]	Virginia Commonwealth Transportation Board
	Revenue TOB VRDO	0.660%	11/7/16	3,000	3,000
[1]	Virginia Housing Development Authority
	Commonwealth Mortgage Revenue TOB VRDO	0.670%	11/7/16	5,000	5,000
	Virginia Public Building Authority Public Facilities
	Revenue VRDO	0.610%	11/7/16	49,900	49,900
	Virginia Public School Authority Revenue	5.000%	8/1/17	3,780	3,897
[1]	Virginia Resources Authority Clean Water
	Revenue (State Revolving Fund) TOB VRDO	0.660%	11/7/16	9,490	9,490
					192,412
Washington (1.6%)
[1]	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB VRDO	0.670%	11/7/16	2,885	2,885
	Chelan County WA Public Utility District No. 1
	Consolidated System Revenue VRDO	0.640%	11/7/16	20,450	20,450
[1]	King County WA Sewer Revenue TOB VRDO	0.670%	11/7/16	2,100	2,100
[1]	Northwest Energy Washington Electric Revenue
	(Columbia Generating Station) TOB VRDO	0.660%	11/7/16	5,500	5,500
[1]	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	0.670%	11/7/16	2,650	2,650
	Tacoma WA Housing Authority Revenue (Sunset
	Apartment Projects) VRDO	0.710%	11/7/16 LOC	13,250	13,250

43

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Washington GO TOB VRDO	0.660%	11/7/16	2,250	2,250
[1]	Washington GO TOB VRDO	0.660%	11/7/16	5,100	5,100
[1]	Washington GO TOB VRDO	0.660%	11/7/16	8,325	8,325
[1]	Washington GO TOB VRDO	0.670%	11/7/16	4,700	4,700
[1]	Washington Health Care Facilities Authority
	Revenue (Children’s Hospital & Regional
	Medical Center) TOB VRDO	0.670%	11/7/16	21,280	21,280
[1]	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services) TOB
	VRDO	0.670%	11/7/16	8,610	8,610
[1]	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services) TOB
	VRDO	0.670%	11/7/16	12,475	12,475
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services) VRDO	0.640%	11/7/16	73,250	73,250
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services) VRDO	0.640%	11/7/16	11,675	11,675
	Washington Higher Education Facilities Authority
	Revenue (Seattle University) VRDO	0.640%	11/7/16 LOC	13,865	13,865
	Washington Higher Education Facilities Authority
	Revenue (Whitman College Project) VRDO	0.640%	11/7/16	23,300	23,300
	Washington Housing Finance Commission
	Multi-Family Housing Revenue (New Haven
	Apartments Project) VRDO	0.570%	11/7/16 LOC	4,000	4,000
	Washington Housing Finance Commission
	Multi-Family Housing Revenue (Vintage at
	Silverdale Senior Living Project) VRDO	0.600%	11/7/16 LOC	14,880	14,880
	Washington Housing Finance Commission
	Nonprofit Revenue (The Overlake School
	Project) VRDO	0.600%	11/7/16 LOC	4,400	4,400
	Washington Housing Finance Commission
	Nonprofit Revenue (The Overlake School
	Project) VRDO	0.600%	11/7/16 LOC	4,560	4,560
					259,505
West Virginia (0.5%)
	West Virginia Hospital Finance Authority Hospital
	Revenue (Cabell Huntington Hospital Inc.) VRDO	0.620%	11/7/16 LOC	8,500	8,500
	West Virginia Hospital Finance Authority Hospital
	Revenue (Charleston Area Medical Center Inc.)
	VRDO	0.650%	11/7/16 LOC	76,645	76,645
					85,145
Wisconsin (3.8%)
	Madison WI Metropolitan School District Revenue	2.000%	9/7/17	64,000	64,608
	Milwaukee WI (Extendible) CP	0.660%	5/15/17	10,000	10,000
	Milwaukee WI GO	2.000%	10/1/17	53,775	54,327
	Milwaukee WI Redevelopment Authority
	Redevelopment Lease Revenue (University
	Wisconsin Kenilworth Project) VRDO	0.670%	11/7/16 LOC	4,960	4,960
[1]	Public Finance Authority Wisconsin Lease
	Development Revenue (KU Campus
	Development Corp. - Central District
	Development Project) TOB VRDO	0.750%	11/7/16	25,335	25,335
	University of Wisconsin Hospitals & Clinics
	Authority Revenue VRDO	0.610%	11/7/16 LOC	30,770	30,770

44

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Wisconsin Annual Appropriation Revenue TOB
	VRDO	0.660%	11/7/16	11,085	11,085
	Wisconsin Department of Transportation
	Revenue CP	1.000%	1/6/17	10,000	10,000
	Wisconsin GO (Extendible) CP	1.000%	6/30/17	4,694	4,694
	Wisconsin GO (Extendible) CP	1.010%	7/2/17	90,295	90,295
	Wisconsin GO (Extendible) CP	0.870%	7/14/17	26,708	26,708
	Wisconsin GO (Extendible) CP	0.810%	7/16/17	15,866	15,866
	Wisconsin GO CP	0.900%	12/8/16	36,025	36,025
[1]	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) TOB VRDO	0.660%	11/7/16	750	750
[1]	Wisconsin Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) TOB VRDO	0.660%	11/7/16	15,000	15,000
	Wisconsin Health & Educational Facilities
	Authority Revenue (Aurora Health Care Inc.)
	VRDO	0.530%	11/1/16 LOC	9,290	9,290
	Wisconsin Health & Educational Facilities
	Authority Revenue (Goodwill Industries of
	North Central Wisconsin Inc.) VRDO	0.600%	11/7/16 LOC	5,700	5,700
	Wisconsin Health & Educational Facilities
	Authority Revenue (Medical College Wisconsin)
	VRDO	0.610%	11/7/16 LOC	64,900	64,900
	Wisconsin Health & Educational Facilities
	Authority Revenue (Upland Hills Health Inc.)
	VRDO	0.640%	11/7/16 LOC	8,950	8,950
	Wisconsin Health and Educational Facilities
	Authority (Aurora Health Care, Inc) CP	0.800%	11/22/16 LOC	39,470	39,470
	Wisconsin Health and Educational Facilities
	Authority (Aurora Health Care, Inc.) CP	0.680%	11/17/16 LOC	40,000	40,000
	Wisconsin Housing & Economic Development
	Authority Home Ownership Revenue VRDO	0.630%	11/7/16	26,000	26,000
	Wisconsin Housing & Economic Development
	Authority Multi-Family Revenue VRDO	0.620%	11/7/16	23,850	23,850
					618,583
Wyoming (0.1%)
	Converse County WY Pollution Control Revenue
	(PacifiCorp Projects) VRDO	0.630%	11/7/16 LOC	16,000	16,000
	Sweetwater County WY Pollution Control
	Revenue (PacifiCorp Projects) VRDO	0.630%	11/7/16 LOC	7,000	7,000
					23,000
Total Tax-Exempt Municipal Bonds (Cost $15,322,527)					15,322,527

				Shares
Temporary Cash Investment (4.7%)
Money Market Fund (4.7%)
[4]	Vanguard Municipal Cash Management Fund
	(Cost $747,463)	0.614%		7,474,644	747,464
Total Investments (99.7%) (Cost $16,069,990)					16,069,991

45

Tax-Exempt Money Market Fund

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets	195,944
Liabilities	(142,171)
53,773
Net Assets (100%)
Applicable to 16,121,795,348 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,123,764
Net Asset Value Per Share	$1.00

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	15,322,527
Affiliated Vanguard Funds	747,464
Total Investments in Securities	16,069,991
Investment in Vanguard	1,205
Receivables for Investment Securities Sold	85,665
Receivables for Accrued Income	28,357
Receivables for Capital Shares Issued	55,898
Other Assets	24,819
Total Assets	16,265,935
Liabilities
Payables for Investment Securities Purchased	82,097
Payables for Capital Shares Redeemed	38,396
Payables for Distributions	586
Payables to Vanguard	21,039
Other Liabilities	53
Total Liabilities	142,171
Net Assets	16,123,764

At October 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	16,123,756
Undistributed Net Investment Income	7
Accumulated Net Realized Gains	—
Unrealized Appreciation (Depreciation)	1
Net Assets	16,123,764

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the aggregate value of these securities was $4,624,057,000, representing 28.7% of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2016.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

46

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

47

Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
October 31, 2016
($000)
Investment Income
Income
Interest[1]	60,230
Total Income	60,230
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,566
Management and Administrative	16,510
Marketing and Distribution	4,638
Custodian Fees	174
Auditing Fees	30
Shareholders’ Reports	124
Trustees’ Fees and Expenses	9
Total Expenses	25,051
Expense Reduction—Note B	(5,178)
Net Expenses	19,873
Net Investment Income	40,357
Realized Net Gain (Loss) on Investment Securities Sold[1]	11
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1
Net Increase (Decrease) in Net Assets Resulting from Operations	40,369

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $2,277,000 and $4,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,357	1,772
Realized Net Gain (Loss)	11	27
Change in Unrealized Appreciation (Depreciation)	1	—
Net Increase (Decrease) in Net Assets Resulting from Operations	40,369	1,799
Distributions
Net Investment Income	(40,371)	(1,751)
Realized Capital Gain	—	—
Total Distributions	(40,371)	(1,751)
Capital Share Transactions (at $1.00 per share)
Issued	15,910,832	16,617,253
Issued in Lieu of Cash Distributions	38,248	1,697
Redeemed	(17,046,907)	(16,790,319)
Net Increase (Decrease) from Capital Share Transactions	(1,097,827)	(171,369)
Total Increase (Decrease)	(1,097,829)	(171,321)
Net Assets
Beginning of Period	17,221,593	17,392,914
End of Period[1]	16,123,764	17,221,593
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,000 and $21,000.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0025	.0001	.0001	.0002	.0004
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0025	.0001	.0001	.0002	.0004
Distributions
Dividends from Net Investment Income	(.0025)	(.0001)	(.0001)	(.0002)	(.0004)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0025)	(.0001)	(.0001)	(.0002)	(.0004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.25%	0.01%	0.01%	0.02%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,124	$17,222	$17,393	$18,119	$17,004
Ratio of Expenses to Average Net Assets	0.12%[2]	0.07%[2]	0.09%[2]	0.13%[2]	0.16%
Ratio of Net Investment Income to
Average Net Assets	0.24%	0.01%	0.01%	0.02%	0.04%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.15% in 2016, 0.15% in 2015, 0.16% in 2014, and
0.16% in 2013. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2016, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities.

51

Tax-Exempt Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2016, the fund had contributed to Vanguard capital in the amount of $1,205,000 representing 0.01% of the fund’s net assets and 0.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended October 31, 2016, Vanguard’s expenses were reduced by $5,178,000 (an effective annual rate of 0.03% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

At October 31, 2016, the cost of investment securities for tax purposes was $16,069,990,000. Net unrealized appreciation of investment securities for tax purposes was $1,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2016, such purchases and sales were $1,775,561,000 and $2,553,600,000, respectively.

F. Management has determined that no material events or transactions occurred subsequent to October 31, 2016, that would require recognition or disclosure in these financial statements.

52

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Municipal Bond Funds and the Shareholders of Vanguard Tax-Exempt Money Market Fund: In our opinion, the accompanying statement of net assets, statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund (constituting a separate portfolio of Vanguard Municipal Bond Funds, hereafter referred to as the “Fund”) at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2016

Special 2016 tax information (unaudited) for Vanguard Tax-Exempt Money Market Fund

This information for the fiscal year ended October 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund designates 100% of its income dividends as exempt-interest dividends.

53

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

54

Six Months Ended October 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Money Market Fund	4/30/2016	10/31/2016	Period[1]
Based on Actual Fund Return	$1,000.00	$1,002.16	$0.70
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.43	0.71

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

55

Glossary

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

56

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1 F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper,
a Thomson Reuters Company, or Morningstar, Inc.,
unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or
by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed
to publicinfo@sec.gov or via regular mail addressed
to the Public Reference Section, Securities and
Exchange Commission, Washington, DC 20549-1520.
© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q450 122016

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2016: $243,000
Fiscal Year Ended October 31, 2015: $207,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2016: $9,629,849
Fiscal Year Ended October 31, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2016: $2,717,627
Fiscal Year Ended October 31, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2016: $254,050
Fiscal Year Ended October 31, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2016: $214,225
Fiscal Year Ended October 31, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2016: $468,275
Fiscal Year Ended October 31, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Peter F. Volanakis.

Item 6: Investments. Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders. Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 19, 2016
VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 19, 2016

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.